             MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES
                         CAPITAL APPRECIATION PORTFOLIO
                             TWO WORLD TRADE CENTER
                            NEW YORK, NEW YORK 10048
                                 (212) 392-2550

                   NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                          TO BE HELD FEBRUARY 24, 1999

TO SHAREHOLDERS OF THE CAPITAL APPRECIATION PORTFOLIO,
  A PORTFOLIO OF MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES:

    Notice is hereby given of a Special Meeting of the Shareholders of the Capital Appreciation Portfolio, one of fifteen portfolios of Morgan Stanley Dean Witter Variable Investment Series ("Variable Investment Series"), to be held at the Conference Center, 44th Floor, Two World Trade Center, New York, New York 10048, at 10:30 A.M., New York time, on February 24, 1999, and any adjournments thereof (the "Meeting"), for the following purposes:

    1. To consider and vote upon an Agreement and Plan of Reorganization, dated October 28, 1998 (the "Reorganization Agreement"), pursuant to which substantially all of the assets of Capital Appreciation Portfolio would be combined with those of Equity Portfolio, another Portfolio of Variable Investment Series, and shareholders of Capital Appreciation Portfolio would become shareholders of Equity Portfolio receiving shares of Equity Portfolio with a value equal to the value of their holdings in Capital Appreciation Portfolio (the "Reorganization"); and

    2.  To act upon such other matters as may properly come before the Meeting.

    The Reorganization is more fully described in the accompanying Proxy Statement and Prospectus and a copy of the Reorganization Agreement is attached as EXHIBIT A thereto. Shareholders of record at the close of business on November 30, 1998 are entitled to notice of, and to vote at, the Meeting. Please read the Proxy Statement and Prospectus carefully before telling us, through your proxy or in person, how you wish your shares to be voted. The Board of Trustees of Variable Investment Series recommends you vote in favor of the Reorganization. WE URGE YOU TO SIGN, DATE AND MAIL THE ENCLOSED PROXY PROMPTLY.

                                          By Order of the Board of Trustees,

                                          Barry Fink,
                                          SECRETARY


December 21, 1998


YOU CAN HELP AVOID THE NECESSITY AND EXPENSE OF SENDING FOLLOW-UP LETTERS TO ENSURE A QUORUM BY PROMPTLY RETURNING THE ENCLOSED PROXY. IF YOU ARE UNABLE TO BE PRESENT IN PERSON, PLEASE FILL IN, SIGN AND RETURN THE ENCLOSED PROXY IN ORDER THAT THE NECESSARY QUORUM BE REPRESENTED AT THE MEETING. THE ENCLOSED ENVELOPE REQUIRES NO POSTAGE IF MAILED IN THE UNITED STATES.

             MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES
                                EQUITY PORTFOLIO
                            TWO WORLD TRADE CENTER,
                            NEW YORK, NEW YORK 10048
                                 (212) 392-2550

                          ACQUISITION OF THE ASSETS OF
                        CAPITAL APPRECIATION PORTFOLIO,
                                 A PORTFOLIO OF
                           MORGAN STANLEY DEAN WITTER
                           VARIABLE INVESTMENT SERIES

                        BY AND IN EXCHANGE FOR SHARES OF
                     EQUITY PORTFOLIO, ALSO A PORTFOLIO OF
                           MORGAN STANLEY DEAN WITTER
                           VARIABLE INVESTMENT SERIES


    This Proxy Statement and Prospectus is being furnished to shareholders of Capital Appreciation Portfolio, one of fifteen portfolios of Morgan Stanley Dean Witter Variable Investment Series ("Variable Investment Series"), in connection with an Agreement and Plan of Reorganization, dated October 28, 1998 (the "Reorganization Agreement"), pursuant to which substantially all the assets of Capital Appreciation Portfolio will be combined with those of Equity Portfolio, another portfolio of Variable Investment Series, in exchange for shares of Equity Portfolio (the "Reorganization"). As a result of this transaction, shareholders of Capital Appreciation Portfolio will become shareholders of Equity Portfolio and will receive shares of Equity Portfolio with a value equal to the value of their holdings in Capital Appreciation Portfolio. The terms and conditions of this transaction are more fully described in this Proxy Statement and Prospectus and in the Reorganization Agreement attached hereto as EXHIBIT A. The address of Capital Appreciation Portfolio is that of Equity Portfolio set forth above. This Proxy Statement also constitutes a Prospectus of Variable Investment Series, which is dated December 21, 1998, filed by Variable Investment Series with the Securities and Exchange Commission (the "Commission") as part of its Registration Statement on Form N-14 (the "Registration Statement").


    Equity Portfolio is one of fifteen portfolios of Variable Investment Series, an open-end diversified management investment company. Equity Portfolio's primary investment objective is capital growth through investments in common stock and its secondary objective is income, but only when consistent with its primary objective. Equity Portfolio invests, under normal circumstances, at least 65% of its net assets in equity securities and/or securities convertible into equity securities. Equity Portfolio may also invest, under normal circumstances, up to 35% of its total assets in corporate debt securities rated Aa or better by Moody's Investors Service, Inc. or AA or better by Standard & Poor's Corporation (or if unrated, the securities are determined to be of comparable quality) and U.S. government securities.


    This Proxy Statement and Prospectus sets forth concisely information about Equity Portfolio that shareholders of Capital Appreciation Portfolio should know before voting on the Reorganization Agreement. A copy of the Prospectus for Variable Investment Series (including information on both Equity Portfolio and Capital Appreciation Portfolio), dated November 2, 1998, is attached as EXHIBIT B and is incorporated herein by reference. Also enclosed and incorporated herein by reference is Variable Investment Series' Annual Report (including information on both Equity Portfolio and Capital Appreciation Portfolio) for the fiscal year ended December 31, 1997 and its Semi-Annual Report for the six-month period ended June 30, 1998. A Statement of Additional Information relating to the Reorganization, described in this Proxy Statement and Prospectus, dated December 21, 1998, has been filed with the Commission and is also incorporated herein by reference. Such documents are available without charge by calling (212) 392-2550 or (800) 869-NEWS (TOLL FREE).


INVESTORS ARE ADVISED TO READ AND RETAIN THIS PROXY STATEMENT AND PROSPECTUS FOR FUTURE REFERENCE.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED ON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


        THIS PROXY STATEMENT AND PROSPECTUS IS DATED DECEMBER 21, 1998.

                               TABLE OF CONTENTS
                         PROXY STATEMENT AND PROSPECTUS

                                                                            PAGE
                                                                            ----
INTRODUCTION..............................................................     1
  General.................................................................     1
  Record Date; Share Information..........................................     1
  Proxies.................................................................     2
  Expenses of Solicitation................................................     2
  Vote Required...........................................................     2
SYNOPSIS..................................................................     3
  The Reorganization......................................................     3
  Fee Table...............................................................     3
  Tax Consequences of the Reorganization..................................     4
  Comparison of Capital Appreciation Portfolio and Equity Portfolio.......     5
PRINCIPAL RISK FACTORS....................................................     6
THE REORGANIZATION........................................................     6
  The Proposal............................................................     6
  The Board's Consideration...............................................     6
  The Reorganization Agreement............................................     7
  Tax Aspects of the Reorganization.......................................     8
  Description of Shares...................................................    10
  Capitalization Table (unaudited)........................................    10
  Appraisal Rights........................................................    10
COMPARISON OF INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS............    10
  Investment Objectives and Policies......................................    10
  Investment Restrictions.................................................    11
ADDITIONAL INFORMATION ABOUT CAPITAL APPRECIATION PORTFOLIO AND EQUITY
  PORTFOLIO...............................................................    12
  General.................................................................    12
  Financial Information...................................................    12
  Management..............................................................    12
  Description of Securities and Shareholder Inquiries.....................    12
  Dividends, Distributions and Taxes......................................    12
  Purchases, Repurchases and Redemptions..................................    12
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE...............................    12
FINANCIAL STATEMENTS AND EXPERTS..........................................    12
LEGAL MATTERS.............................................................    13
AVAILABLE INFORMATION.....................................................    13
OTHER BUSINESS............................................................    13
EXHIBIT A -- Agreement and Plan of Reorganization, dated as of October 28,
  1998, by and between Morgan Stanley Dean Witter Variable Investment
  Series, on behalf of Capital Appreciation Portfolio, and Morgan Stanley
  Dean Witter Variable Investment Series, on behalf of Equity Portfolio...   A-1
EXHIBIT B -- Prospectus of Morgan Stanley Dean Witter Variable Investment
  Series, dated November 2, 1998                                             B-1

             MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES
                         CAPITAL APPRECIATION PORTFOLIO
                             TWO WORLD TRADE CENTER
                            NEW YORK, NEW YORK 10048
                                 (212) 392-2550

                            ------------------------

                         PROXY STATEMENT AND PROSPECTUS

                            ------------------------

                        SPECIAL MEETING OF SHAREHOLDERS
                          TO BE HELD FEBRUARY 24, 1999

                                  INTRODUCTION

GENERAL


    This Proxy Statement and Prospectus is being furnished to the shareholders of the Capital Appreciation Portfolio, one of fifteen portfolios of Morgan Stanley Dean Witter Variable Investment Series ("Variable Investment Series"), an open-end diversified management investment company, in connection with the solicitation by the Board of Trustees of Variable Investment Series (the "Board") of proxies to be used at the Special Meeting of Shareholders of Capital Appreciation Portfolio to be held at the Conference Center, 44th Floor, Two World Trade Center, New York, New York 10048 at 10:30 A.M., New York time, on February 24, 1999, and any adjournments thereof (the "Meeting"). It is expected that the mailing of this Proxy Statement and Prospectus will be made on or about December 21, 1998.


    At the Meeting, Capital Appreciation Portfolio shareholders ("Shareholders") will consider and vote upon an Agreement and Plan of Reorganization, dated October 28, 1998 (the "Reorganization Agreement"), pursuant to which substantially all of the assets of Capital Appreciation Portfolio will be combined with those of Equity Portfolio, also a Portfolio of the Variable Investment Series, in exchange for shares of Equity Portfolio. As a result of this transaction, Shareholders will become shareholders of Equity Portfolio and will receive shares of Equity Portfolio equal to the value of their holdings in Capital Appreciation Portfolio on the date of such transaction (the "Reorganization"). The shares to be issued by Equity Portfolio will be issued at net asset value without any sales charge (the "Equity Portfolio Shares"). Further information relating to Equity Portfolio is set forth herein and in Variable Investment Series' current Prospectus, dated November 2, 1998 (the "Variable Investment Series Prospectus"), attached to this Proxy Statement and Prospectus as EXHIBIT B and incorporated herein by reference. Equity Portfolio and Capital Appreciation Portfolio are sometimes referred to herein individually, as a "Portfolio," or together, as "Portfolios."

    The information concerning Capital Appreciation Portfolio and Equity Portfolio contained herein has been supplied by Variable Investment Series.

RECORD DATE; SHARE INFORMATION


    The Board has fixed the close of business on November 30, 1998 as the record date (the "Record Date") for the determination of the Shareholders entitled to notice of, and to vote at, the Meeting. As of the Record Date, there were 3,112,150.997 shares of Capital Appreciation Portfolio issued and outstanding. Shareholders on the Record Date are entitled to one vote per share on each matter submitted to a vote at the Meeting. A majority of the outstanding shares entitled to vote, represented in person or by proxy, will constitute a quorum at the Meeting.


    As of the Record Date, the trustees and officers of Variable Investment Series, as a group, owned less than 1% of the outstanding shares of each of Capital Appreciation Portfolio and Equity Portfolio.

    The shares of both Portfolios are currently sold only to: (1) Northbrook Life Insurance Company ("Northbrook") for allocation to certain separate accounts established to fund the benefits under certain flexible premium deferred variable annuity contracts and certain flexible premium variable life insurance contracts issued by Northbrook; (2) Allstate Life Insurance Company of New York ("Allstate New York") for allocation to certain separate accounts established to fund the benefits under certain flexible premium deferred variable annuity contracts issued by Allstate New York; (3) Glenbrook Life and Annuity Company ("Glenbrook") for allocation to certain separate accounts established to fund the benefits under certain flexible premium deferred variable annuity contracts issued by Glenbrook; and (4) Paragon Life Insurance Company ("Paragon") for allocation to a separate account established to fund the benefits under certain flexible premium variable life insurance contracts it issues in connection with an employer-sponsored insurance program offered only to certain employees of Morgan Stanley Dean Witter & Co. ("MSDW"), the parent company of the Fund's investment manager, Morgan Stanley Dean Witter Advisors Inc. ("MSDW Advisors" or the "Investment Manager"). The separate accounts are sometimes referred to individually as an "Account" and collectively as the "Accounts." The variable annuity contracts issued by Northbrook, Allstate New York and Glenbrook are sometimes referred to as the "Variable Annuity Contracts." The variable life insurance contracts issued by Northbrook, Glenbrook and Paragon are sometimes referred to as the "Variable Life Contracts." The Variable Annuity Contracts and the Variable Life Contracts are sometimes referred to as the "Contracts."

PROXIES

    In accordance with their view of currently applicable law, Northbrook, Allstate New York and Paragon (which were the only shareholders of the Fund on the Record Date) will vote the shares of Capital Appreciation held in the applicable Account based on instructions received from the owners of Contracts ("Contract Owners") having the voting interest in the corresponding Sub-Accounts of the Account. In connection with the solicitation of such instructions from such Contract Owners, it is understood and expected that Northbrook, Allstate New York and Paragon will furnish a copy of this Proxy Statement and Prospectus to Contract Owners and that Northbrook, Allstate New York and Paragon will furnish to Contract Owners one or more instruction cards by which the Contract Owners may provide their instructions to Northbrook, Allstate New York and Paragon. Shares for which no instructions are received in time to be voted will be voted by Northbrook, Allstate New York and Paragon in the same proportion as shares for which instructions have been received in time to be voted.

    In the event that the necessary quorum to transact business or the vote required to approve or reject the Reorganization Agreement is not obtained at the Meeting, the persons named as proxies may propose one or more adjournments of the Meeting to permit further solicitation of proxies. Any such adjournment will require the affirmative vote of the holders of a majority of Capital Appreciation Portfolio's shares present in person or by proxy at the Meeting. The persons named as proxies will vote in favor of such adjournment those proxies which they are entitled to vote in favor of the Reorganization Agreement and will vote against any such adjournment those proxies required to be voted against the Reorganization Agreement.

EXPENSES OF SOLICITATION

    All expenses of this solicitation, including the cost of preparing and mailing this Proxy Statement and Prospectus, will be borne by MSDW Advisors. In addition to the solicitation of proxies by mail, proxies may be solicited by officers of Variable Investment Series including officers and regular employees of MSDW Advisors and/or Morgan Stanley Dean Witter Trust FSB ("MSDW Trust"), personally or by mail, telephone, telegraph or otherwise, without compensation other than regular compensation.

VOTE REQUIRED

    Approval of the Reorganization Agreement by the Shareholders requires the affirmative vote of a majority (I.E., more than 50%) of the outstanding shares of Capital Appreciation Portfolio represented in person or by proxy and entitled to vote at the Meeting, provided a quorum is present at the Meeting. If the

Reorganization Agreement is not approved by Shareholders, Capital Appreciation Portfolio will continue in existence and the Board will consider alternative actions.

    Implementation of the Reorganization is subject to the Securities and Exchange Commission (the "Commission") granting Variable Investment Series an exemptive order pursuant to Section 17(b) of the Investment Company Act of 1940, as amended (the "1940 Act"), permitting the Reorganization (the "Order").
Section 17(a) would prohibit a merger of funds that are affiliated with each other, like the Portfolios. Rule 17a-8 under the 1940 Act, however, generally exempts from the prohibitions of Section 17(a) a merger of affiliated funds, if the affiliation is a result of the funds sharing common directors/ officers and/or a common investment advisor. Because the Portfolios share a technical affiliation not covered by Rule 17a-8 (resulting from Northbrook owning through its Accounts more than five percent of each Portfolio), that exemption is unavailable for this Reorganization. Accordingly, the parties have sought exemptive relief pursuant to Section 17(b) which allows the filing of an application for an order exempting a particular transaction from Section 17(a).

                                    SYNOPSIS

    THE FOLLOWING IS A SYNOPSIS OF CERTAIN INFORMATION CONTAINED IN OR INCORPORATED BY REFERENCE IN THIS PROXY STATEMENT AND PROSPECTUS. THIS SYNOPSIS IS ONLY A SUMMARY AND IS QUALIFIED IN ITS ENTIRETY BY THE MORE DETAILED INFORMATION CONTAINED OR INCORPORATED BY REFERENCE IN THIS PROXY STATEMENT AND PROSPECTUS AND THE REORGANIZATION AGREEMENT. SHAREHOLDERS SHOULD CAREFULLY REVIEW THIS PROXY STATEMENT AND PROSPECTUS AND THE REORGANIZATION AGREEMENT IN THEIR ENTIRETY AND, IN PARTICULAR, THE VARIABLE INVESTMENT SERIES PROSPECTUS, WHICH IS INCORPORATED HEREIN BY REFERENCE.

THE REORGANIZATION

    The Reorganization Agreement provides for the transfer of substantially all the assets of Capital Appreciation Portfolio, subject to stated liabilities, to the Equity Portfolio in exchange for the Equity Portfolio Shares. The aggregate net asset value of the Equity Portfolio Shares issued in the exchange will equal the aggregate value of the net assets of Capital Appreciation Portfolio received by Equity Portfolio. On or after the closing date scheduled for the Reorganization (the "Closing Date"), Capital Appreciation Portfolio will distribute the Equity Portfolio Shares received by Capital Appreciation Portfolio to Shareholders as of the Valuation Date (as defined below under "The Reorganization -- The Reorganization Agreement") in complete liquidation of Capital Appreciation Portfolio. As a result of the Reorganization, each Shareholder will receive that number of full and fractional Equity Portfolio Shares equal in value to such Shareholder's pro rata interest in the net assets transferred to Equity Portfolio. The Board has determined that the interests of Shareholders will not be diluted as a result of the Reorganization.

    FOR THE REASONS SET FORTH BELOW UNDER "THE REORGANIZATION -- THE BOARD'S CONSIDERATION," THE BOARD, INCLUDING THE TRUSTEES WHO ARE NOT "INTERESTED PERSONS" OF VARIABLE INVESTMENT SERIES ("INDEPENDENT TRUSTEES"), AS THAT TERM IS DEFINED IN THE 1940 ACT, HAS CONCLUDED THAT THE REORGANIZATION IS IN THE BEST INTERESTS OF CAPITAL APPRECIATION PORTFOLIO AND ITS SHAREHOLDERS AND RECOMMENDS APPROVAL OF THE REORGANIZATION AGREEMENT.

FEE TABLE

    Capital Appreciation Portfolio and Equity Portfolio each pay expenses for management of their assets and other services. Neither Capital Appreciation Portfolio nor Equity Portfolio pays distribution-related fees. The expenses paid by Capital Appreciation Portfolio and Equity Portfolio are reflected in the net asset value per share of each such Portfolio. The following table illustrates expenses and fees incurred during Equity Portfolio's and Capital Appreciation Portfolio's fiscal year ended December 31, 1997. The table below also sets forth pro forma fees for the surviving combined Portfolio (Equity Portfolio) reflecting what the fee schedule would have been at December 31, 1997, if the Reorganization had been consummated twelve (12) months prior to that date. Further information on the fees and expenses applicable to shares of Equity Portfolio is set forth herein and in the Variable Investment Series Prospectus.

ANNUAL PORTFOLIO OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS)

                                                                            CAPITAL                       PRO FORMA
                                                                         APPRECIATION      EQUITY         COMBINED
                                                                           PORTFOLIO      PORTFOLIO   EQUITY PORTFOLIO
                                                                        ---------------  -----------  -----------------
Management Fees(1)....................................................          0.75%          0.50%           0.50%
Other Expenses(1).....................................................          0.22%          0.02%           0.02%
Total Portfolio Operating Expenses(2).................................          0.97%          0.52%           0.52%

------------------------


(1) The fees and expenses set forth in the table for Capital Appreciation Portfolio do not reflect the fact that during the period January 21, 1997 (commencement of operations of Capital Appreciation Portfolio) through December 31, 1997, the Investment Manager waived its management fee for Capital Appreciation Portfolio and assumed all of that Portfolio's other expenses. The Investment Manager has agreed to continue to waive its management fee for Capital Appreciation Portfolio and assume that Portfolio's other expenses until April 30, 1999. The Investment Manager currently intends to cease waiving and assuming expenses after such date.


(2) The fees and expenses set forth in the table for both Portfolios do not include separate charges and deductions imposed on the Contracts by the applicable Account, which charges are indicated in your prospectus for the Variable Annuity Contracts and/or Variable Life Contracts.

    The purpose of this table is to assist the investor in understanding the various costs and expenses than an investor in the Fund will bear directly or indirectly. For a more complete description of these costs and expenses, see "Comparison of Capital Appreciation Portfolio and Equity Portfolio" below.

EXAMPLE

    To attempt to show the effect of these expenses on an investment over time, the hypotheticals shown below have been created. Assuming that an investor makes a $1,000 investment in either Capital Appreciation Portfolio or Equity Portfolio or the new combined Portfolio, that the annual return is 5% and that the operating expenses for each Portfolio are the ones shown in the chart above; if the investment was redeemed at the end of each period shown below, the investor would incur the following expenses by the end of each period shown:

                                                             1 YEAR       3 YEARS      5 YEARS     10 YEARS
                                                           -----------  -----------  -----------  -----------
Capital Appreciation Portfolio...........................   $      10    $      31    $      54    $     119
Equity Portfolio.........................................   $       5    $      17    $      29    $      65
Pro Forma Combined (Equity Portfolio)....................   $       5    $      17    $      29    $      65

    THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR PERFORMANCE. ACTUAL OPERATING EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

TAX CONSEQUENCES OF THE REORGANIZATION

    As a condition to the Reorganization, Capital Appreciation Portfolio will receive an opinion of Gordon Altman Butowsky Weitzen Shalov & Wein to the effect that the Reorganization will constitute a tax-free reorganization for federal income tax purposes, and that no gain or loss will be recognized by Capital Appreciation Portfolio or the shareholders of Capital Appreciation Portfolio for Federal income tax purposes as a result of the transactions included in the Reorganization. For further information about the tax consequences of the Reorganization, see "The Reorganization -- Tax Aspects of the Reorganization" below.

COMPARISON OF CAPITAL APPRECIATION PORTFOLIO AND EQUITY PORTFOLIO

    INVESTMENT OBJECTIVES AND POLICIES. Capital Appreciation Portfolio and Equity Portfolio have similar investment objectives and policies. Capital Appreciation Portfolio has an investment objective of long-term capital appreciation. The Portfolio seeks to achieve its objective by investing principally in the common stocks of U.S. companies that, in the opinion of MSDW Advisors, offer the potential for either superior earnings growth and/or appear to be undervalued. Equity Portfolio has a primary investment objective of capital growth through investments, primarily, in the common stock of companies believed by MSDW Advisors to have potential for superior growth. Equity Portfolio has a secondary objective of income, but only when consistent with its primary objective. Capital Appreciation Portfolio and Equity Portfolio seek to achieve their respective investment objectives by investing, under normal circumstances, at least 65% of their total assets in common stocks and, in the case of Equity Portfolio, securities convertible into common stock.

    The principal differences between the investment policies of the two Portfolios are described under "Comparison of Investment Objectives, Policies and Restrictions" below. Unless otherwise noted in that section, the investment policies of both Capital Appreciation Portfolio and Equity Portfolio are not fundamental and may be changed by the Board.


    INVESTMENT MANAGEMENT FEES. Capital Appreciation Portfolio and Equity Portfolio obtain investment management services from MSDW Advisors. With respect to Capital Appreciation Portfolio, MSDW Advisors accrues monthly compensation from the Portfolio calculated daily by applying the annual rate of 0.75% to the Portfolio's net assets. During Capital Appreciation Portfolio's fiscal year ended December 31, 1997, the Investment Manager waived its management fee for Capital Appreciation Portfolio and assumed all of the Portfolio's other expenses. The Investment Manager has agreed to continue to waive and/or assume all of Capital Appreciation Portfolio's expenses until April 30, 1999. The Investment Manager currently intends to cease waiving and assuming the Portfolio's expenses after such date.


    With respect to Equity Portfolio, the Portfolio pays MSDW Advisors monthly compensation calculated daily by applying the annual rate of 0.50% to the portion of daily net assets of the Portfolio up to $1 billion, and 0.475% to the portion of daily net assets over $1 billion.

    Neither Capital Appreciation Portfolio nor Equity Portfolio pays distribution-related fees.

    OTHER SIGNIFICANT FEES. Both Capital Appreciation Portfolio and Equity Portfolio pay additional fees in connection with their operations, including legal, auditing, transfer agent and custodial fees. See "Synopsis -- Fee Table" above for the percentage of average net assets represented by such "Other Expenses."

    PURCHASES AND REDEMPTIONS. Both Capital Appreciation Portfolio and Equity Portfolio only offer their shares to Northbrook, Allstate New York, Glenbrook, and Paragon (collectively, the "Companies") for allocation to those certain Accounts described above under "Record Date; Share Information," and in the Variable Investment Series Prospectus. Shares of each Portfolio are offered to the Companies without a sales charge at their respective net asset values next determined. Morgan Stanley Dean Witter Distributors Inc. acts without remuneration from the Portfolios as the exclusive Distributor of their shares.

    Shares of either Portfolio may be redeemed by the Companies at any time for cash, without a sales charge, at the net asset value next determined.

    DIVIDENDS. Capital Appreciation Portfolio declares and pays all dividends from net investment income and net realized capital gains, if any, at least once annually. Equity Portfolio declares and pays dividends quarterly and distributes net realized capital gains, if any, at least once annually. Dividends and capital gains distributions of both Capital Appreciation Portfolio and Equity Portfolio are automatically reinvested in additional shares at net asset value.

                             PRINCIPAL RISK FACTORS

    The net asset value of shares of Capital Appreciation Portfolio and Equity Portfolio will fluctuate with changes in the market value of each fund's respective portfolio securities. Capital Appreciation Portfolio may invest in foreign securities (up to 10% of its total assets), debt securities rated investment grade (up to 35% of its total assets) and debt securities rated lower than investment grade (up to 5% of its total assets), each of which presents certain special risks and may be considered speculative investments. By contrast, Equity Portfolio may not invest in foreign securities (other than American Depository Receipts ("ADRs") and securities of Canadian issuers registered under the Securities Exchange Act of 1934) and the Portfolio only invests in higher rated (AA or better, by Standard & Poor's Corporation ("S&P"), or Aa or better by Moody's Investors Service, Inc. ("Moody's")) debt securities or U.S. government securities. In addition, Capital Appreciation Portfolio may invest significantly in the securities of smaller, less established companies, which securities may be considered more speculative for investment than securities of more established, larger capitalized companies. In addition, both Portfolios may enter into repurchase agreements and may purchase securities on a when-issued, delayed delivery and "when, as and if issued" basis, each of which presents other special risks.

    The foregoing discussion is a summary of the principal risk factors. For a more complete discussion of the risks of each Portfolio, see "Investment Objectives and Policies" and "General Portfolio Techniques" in the Variable Investment Series Prospectus.

                               THE REORGANIZATION

THE PROPOSAL

    The Board of Trustees of Variable Investment Series, including the Independent Trustees, having determined that the Reorganization is in the best interests of Capital Appreciation Portfolio and its Shareholders and that the interests of Shareholders will not be diluted as a result thereof, recommends approval of the Reorganization by Shareholders.

THE BOARD'S CONSIDERATION

    At a meeting held on October 28, 1998, the Board, including all of the Independent Trustees, unanimously approved the Reorganization Agreement and determined to recommend that Shareholders of Capital Appreciation Portfolio approve the Reorganization Agreement. In reaching this decision, the Board made an extensive inquiry into a number of factors, particularly the comparative expenses to be incurred in the operations of Capital Appreciation Portfolio and Equity Portfolio. The Board also considered other factors, including, but not limited to: the compatibility of the investment objectives, policies, restrictions and portfolios of Capital Appreciation Portfolio and Equity Portfolio; the terms and conditions of the Reorganization which would affect the price of shares to be issued in the Reorganization; the tax-free nature of the Reorganization; and any direct or indirect costs to be incurred by Capital Appreciation Portfolio and Equity Portfolio in connection with the Reorganization.

    In recommending the Reorganization to Shareholders, the Board considered that the Reorganization would have the following benefits for Shareholders:

    1. Once the Reorganization is consummated, the expenses which would be borne by shareholders of the "Combined Portfolio" should be substantially lower on a percentage basis than the expenses per share of Capital Appreciation Portfolio. This is primarily because the management fee rate for the surviving Portfolio (Equity Portfolio) is 0.25% lower than the contractual management fee rate for Capital Appreciation Portfolio. The Board noted that Capital Appreciation Portfolio's expense ratio, for its fiscal year ended December 31, 1997, was 0.97% (absent any fee waivers or expense assumptions), whereas, the expense ratio for Equity Portfolio was 0.52% during the same period. The Board noted that taking into account the fee waiver and expense assumptions described above under "Comparison of Capital Appreciation Portfolio and Equity Portfolio," Capital Appreciation Portfolio paid no expenses for its fiscal year ended December 31, 1997, and would likely pay no expenses for its fiscal year ending December 31, 1998. The Board considered that the Investment Manager intends to cease waiving and assuming expenses after April 30, 1999.


    2. Shareholders would have a continued participation in a diversified portfolio of common stocks through investment in Equity Portfolio.

    3. The Reorganization will constitute a tax-free reorganization for federal income tax purposes, and no gain or loss will be recognized by Capital Appreciation Portfolio or its Shareholders for federal income tax purposes as a result of transactions included in the Reorganization.

    The Board, including a majority of the Independent Trustees, also determined that the Reorganization is in the best interests of Equity Portfolio and its shareholders and that the interests of existing shareholders of Equity Portfolio will not be diluted as a result thereof. The transaction will enable Equity Portfolio to acquire investment securities which are consistent with Equity Portfolio's investment objective, without the brokerage costs attendant to the purchase of such securities in the market.

THE REORGANIZATION AGREEMENT

    The terms and conditions under which the Reorganization would be consummated, as summarized below, are set forth in the Reorganization Agreement. This summary is qualified in its entirety by reference to the Reorganization Agreement, a copy of which is attached as EXHIBIT A to this Proxy Statement and Prospectus.

    The Reorganization Agreement provides that (i) Capital Appreciation Portfolio will transfer all of its assets, including portfolio securities, cash (other than cash amounts retained by Capital Appreciation Portfolio as a "Cash Reserve" in the amount sufficient to discharge its liabilities not discharged prior to the Valuation Date (as defined below) and for expenses of the liquidation), cash equivalents and receivables to Equity Portfolio on the Closing Date in exchange for the assumption by Equity Portfolio of Capital Appreciation Portfolio's stated liabilities, including all expenses, costs, charges and reserves, as reflected on an unaudited statement of assets and liabilities of Capital Appreciation Portfolio prepared by the Treasurer of Variable Investment Series as of the Valuation Date (as defined below) in accordance with generally accepted accounting principles consistently applied from the prior audited period, and the delivery of the Equity Portfolio Shares,
(ii) such Equity Portfolio Shares would be distributed to the Shareholders of Capital Appreciation Portfolio on the Closing Date or as soon as practicable thereafter and (iii) Capital Appreciation Portfolio would be liquidated.

    The number of Equity Portfolio Shares to be delivered to Capital Appreciation Portfolio will be determined by dividing the value of Capital Appreciation Portfolio assets acquired by Equity Portfolio (net of stated liabilities assumed by Equity Portfolio) by the net asset value of an Equity Portfolio Share; these values will be calculated as of 4:00 p.m. New York City time on the third day that the New York Stock Exchange is open for business following the receipt of the requisite approval by the Shareholders of the Reorganization Agreement or at such other time as Capital Appreciation Portfolio and Equity Portfolio may agree (the "Valuation Date"). As an illustration, if on the Valuation Date, Capital Appreciation Portfolio were to have securities with a market value of $95,000 and cash in the amount of $10,000 (of which $5,000 was to be retained by it as the Cash Reserve), the value of the assets which would be transferred to Equity Portfolio would be $100,000. If the net asset value per share of Equity Portfolio were $10 per share at the close of business on the Valuation Date, the number of shares to be issued would be 10,000 ($100,000 divided by $10). These 10,000 shares of Equity Portfolio would be distributed to the former shareholders of Capital Appreciation Portfolio. This example is given for illustration purposes only and does not bear any relationship to the dollar amounts or shares expected to be involved in the Reorganization.

    On the Closing Date or as soon as practicable thereafter, Capital Appreciation Portfolio will distribute pro rata to its Shareholders of record as of the close of business on the Valuation Date, the Equity Portfolio Shares it receives. Equity Portfolio will cause its transfer agent to credit and confirm an appropriate number of Equity Portfolio Shares to each Shareholder.

    The Reorganization Agreement provides that any consents and orders of other parties that are deemed necessary by the Portfolios to permit consummation of the Reorganization, which would include the Order, are required to be obtained as a condition precedent to implementation of the Reorganization.

    The Closing Date will be the next business day following the Valuation Date. The consummation of the Reorganization is contingent upon the approval of the Reorganization by the Shareholders and the receipt of the other opinions and certificates set forth in Sections 6, 7 and 8 of the Reorganization Agreement and the occurrence of the events described in those Sections, certain of which may be waived by Capital Appreciation Portfolio or Equity Portfolio. The Reorganization Agreement may be amended in any mutually agreeable manner. MSDW Advisors will bear all of the expenses associated with the Reorganization.

    The Reorganization Agreement may be terminated and the Reorganization abandoned at any time, before or after approval by Shareholders. In addition, the Reorganization Agreement may be terminated on behalf of either Portfolio upon the occurrence of a material breach of the Reorganization Agreement relating to the other Portfolio or if, by June 30, 1999, any condition set forth in the Reorganization Agreement has not been fulfilled or waived by the Portfolio entitled to its benefits.

    Under the Reorganization Agreement, within one year after the Closing Date, Capital Appreciation Portfolio shall: either pay or make provision for all of its liabilities and distribute any remaining amount of the Cash Reserve (after paying or making provision for such liabilities and the estimated cost of making the distribution) to former Shareholders of Capital Appreciation Portfolio that received Equity Portfolio Shares. Capital Appreciation Portfolio shall be liquidated promptly following the distribution of shares of Equity Portfolio to Shareholders.

    The effect of the Reorganization is that Shareholders who vote their shares in favor of the Reorganization Agreement are electing to sell their shares of Capital Appreciation Portfolio (at net asset value on the Valuation Date calculated after subtracting the Cash Reserve) and reinvest the proceeds in the Equity Portfolio Shares at net asset value and without recognition of taxable gain or loss for federal income tax purposes. See "Tax Aspects of the Reorganization" below.

    Shareholders will continue to be able to redeem their shares of Capital Appreciation Portfolio at net asset value next determined after receipt of the redemption request until the close of business on the business day next preceding the Closing Date. Thereafter, redemption requests for shares of Capital Appreciation Portfolio will be treated as requests for redemption of shares of Equity Portfolio.

TAX ASPECTS OF THE REORGANIZATION

    At least one but not more than 20 business days prior to the Valuation Date, Capital Appreciation Portfolio will declare and pay a dividend or dividends which, together with all previous such dividends, will have the effect of distributing to Shareholders all of Capital Appreciation Portfolio's investment company taxable income for all periods since inception of Capital Appreciation Portfolio through and including the Valuation Date (computed without regard to any dividends paid deduction), and all of Capital Appreciation Portfolio's net capital gain, if any, realized in such periods (after reduction for any capital loss carryforward).

    The Reorganization is intended to qualify for Federal income tax purposes as a tax-free reorganization under Section 368(a)(1)(C) of the Internal Revenue Code of 1986, as amended (the "Code"). Variable

Investment Series, on behalf of both Capital Appreciation Portfolio and Equity Portfolio, has represented that, to its best knowledge, there is no plan or intention by Shareholders to redeem, sell, exchange or otherwise dispose of a number of the Equity Portfolio Shares received in the transaction that would reduce Shareholders' ownership of the Equity Portfolio Shares to a number of shares having a value, as of the Closing Date, of less than 50% of the value of all of the formerly outstanding Capital Appreciation Portfolio shares as of the same date. Variable Investment Series, on behalf of both Capital Appreciation Portfolio and Equity Portfolio, has further represented that, as of the Closing Date, Capital Appreciation Portfolio and Equity Portfolio will qualify as regulated investment companies.

    As a condition to the Reorganization, Variable Investment Series, on behalf of both Capital Appreciation Portfolio and Equity Portfolio, will receive an opinion of Gordon Altman Butowsky Weitzen Shalov & Wein that, based on certain assumptions, facts, the terms of the Reorganization Agreement and additional representations set forth in the Reorganization Agreement or provided by Variable Investment Series, on behalf of Capital Appreciation Portfolio and Equity Portfolio:

    1. The transfer of substantially all of Capital Appreciation Portfolio's assets in exchange for Equity Portfolio Shares and the assumption by Equity Portfolio of certain stated liabilities of Capital Appreciation Portfolio followed by the distribution by Capital Appreciation Portfolio of the Equity Portfolio Shares to Shareholders in exchange for their Capital Appreciation Portfolio shares will constitute a "reorganization" within the meaning of
Section 368(a)(1)(C) of the Code, and Capital Appreciation Portfolio and Equity Portfolio will each be a "party to a reorganization" within the meaning of
Section 368(b) of the Code;

    2. No gain or loss will be recognized by Equity Portfolio upon the receipt of the assets of Capital Appreciation Portfolio solely in exchange for Equity Portfolio Shares and the assumption by Equity Portfolio of the stated liabilities of Capital Appreciation Portfolio;

    3. No gain or loss will be recognized by Capital Appreciation Portfolio upon the transfer of the assets of Capital Appreciation Portfolio to Equity Portfolio in exchange for Equity Portfolio Shares and the assumption by Equity Portfolio of the stated liabilities or upon the distribution of Equity Portfolio Shares to Shareholders in exchange for their Capital Appreciation Portfolio shares;

    4. No gain or loss will be recognized by Shareholders upon the exchange of the shares of Capital Appreciation Portfolio for Equity Portfolio Shares;

    5. The aggregate tax basis for the Equity Portfolio Shares received by each of the Shareholders pursuant to the reorganization will be the same as the aggregate tax basis of the shares in Capital Appreciation Portfolio held by each such Shareholder immediately prior to the Reorganization;

    6. The holding period of the Equity Portfolio Shares to be received by each Shareholder will include the period during which the shares in Capital Appreciation Portfolio surrendered in exchange therefor were held (provided such shares in Capital Appreciation Portfolio were held as capital assets on the date of the Reorganization);

    7. The tax basis of the assets of Capital Appreciation Portfolio acquired by Equity Portfolio will be the same as the tax basis of such assets to Capital Appreciation Portfolio immediately prior to the Reorganization; and

    8. The holding period of the assets of Capital Appreciation Portfolio in the hands of Equity Portfolio will include the period during which those assets were held by Capital Appreciation.

    SHAREHOLDERS SHOULD CONSULT THEIR TAX ADVISORS REGARDING THE EFFECT, IF ANY, OF THE PROPOSED TRANSACTION IN LIGHT OF THEIR INDIVIDUAL CIRCUMSTANCES. BECAUSE THE FOREGOING DISCUSSION ONLY RELATES TO THE FEDERAL INCOME TAX CONSEQUENCES OF THE PROPOSED TRANSACTION, SHAREHOLDERS SHOULD ALSO CONSULT THEIR TAX ADVISORS AS TO STATE AND LOCAL TAX CONSEQUENCES, IF ANY, OF THE PROPOSED TRANSACTION.

DESCRIPTION OF SHARES

    Shares of Equity Portfolio to be issued pursuant to the Reorganization Agreement will, when issued, be fully paid and non-assessable by Equity Portfolio and transferable without restrictions and will have no preemptive rights.

CAPITALIZATION TABLE (UNAUDITED)

    The following table sets forth the capitalization of Equity Portfolio and Capital Appreciation Portfolio as of September 30, 1998 and on a pro forma combined basis as if the Reorganization had occurred on that date:

                                                                                        SHARES     NET ASSET VALUE
                                                                       NET ASSETS    OUTSTANDING      PER SHARE
                                                                     --------------  ------------  ---------------
Capital Appreciation Portfolio.....................................  $   29,770,221     3,116,321     $    9.55
Equity Portfolio...................................................  $  937,302,670    28,835,647     $   32.50
Combined Portfolio (pro forma).....................................  $  967,072,891    29,751,654     $   32.50

APPRAISAL RIGHTS

    Shareholders will have no appraisal rights in connection with the Reorganization.

         COMPARISON OF INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS

INVESTMENT OBJECTIVES AND POLICIES

    Capital Appreciation Portfolio and Equity Portfolio have similar investment objectives and policies. Capital Appreciation Portfolio has an investment objective of long-term capital appreciation. The Portfolio seeks to achieve its objective by investing principally in the common stocks of U.S. companies that, in the opinion of MSDW Advisors, offer the potential for either superior earnings growth and/or appear to be undervalued. Similarly, Equity Portfolio has a primary objective of capital growth through investments, primarily, in the common stock of companies believed by MSDW Advisors to have potential for superior growth. Equity Portfolio has a secondary objective of income, but only when consistent with its primary objective. Capital Appreciation Portfolio and Equity Portfolio seek to achieve their respective investment objectives by investing, under normal circumstances, at least 65% of their total assets in common stocks and, in the case of Equity Portfolio, securities convertible into common stock.

    The Portfolios' investment policies are similar. The material differences are as follows: (a) Capital Appreciation Portfolio invests significantly in "lower priced stocks" which may include smaller capitalized companies, whereas, Equity Portfolio does not have a stated policy of investing in "lower priced stocks"; (b) Capital Appreciation Portfolio may invest up to 10% of its total assets in foreign securities (although, there is no limit with respect to its investments in ADRs), whereas, Equity Portfolio has a fundamental investment restriction that it may not invest in foreign securities, except that Equity Portfolio may invest in U.S. registered securities of Canadian issuers and in ADRs; (c) Capital Appreciation Portfolio may invest up to 35% of its total assets in debt securities rated Baa by Moody's or BBB by S&P (or if unrated, the securities are determined to be of comparable quality), and the Portfolio may invest up to 5% of its total assets in securities with ratings lower than investment grade, whereas, Equity Portfolio only invests in corporate debt securities rated as low as AA by S&P or Aa by Moody's (or if unrated, the securities are determined to be of comparable quality); (d) Capital Appreciation Portfolio may invest up to 10% of its total assets in securities of other investment companies, whereas, Equity Portfolio may not invest in securities issued by other investment companies; (e) Capital Appreciation Portfolio may enter into options and futures transactions, whereas, Equity Portfolio is not authorized to enter into such transactions; (f) Equity Portfolio may not invest more than 10% of the Portfolio's total assets in "illiquid securities," whereas, Capital Appreciation Portfolio has a 15% limitation (of its net assets) respecting investments in such securities; and (g) Equity Portfolio has a fundamental policy that it may invest up to 5% of its total assets in securities which are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended, or which are otherwise not readily marketable, whereas, Capital Appreciation Portfolio has the same limitation on a non-fundamental basis.

    Unless otherwise indicated, the investment policies of both Capital Appreciation Portfolio and Equity Portfolio are not fundamental and may be changed by the Board. The foregoing discussion is a summary of the principal differences between the investment policies of the Portfolios. For a more complete discussion of each Portfolio's policies, see "Investment Objectives and Policies" in the Variable Investment Series Prospectus and "Investment Practices and Policies" in Variable Investment Series' Statement of Additional Information.

INVESTMENT RESTRICTIONS

    The investment restrictions adopted by Capital Appreciation Portfolio and Equity Portfolio as fundamental are similar and are summarized under the caption "Investment Restrictions" in the Variable Investment Series Prospectus and Statement of Additional Information. A fundamental investment restriction cannot be changed without the vote of a majority of the outstanding voting securities of a Portfolio, as defined in the 1940 Act. The material differences are as follows: (a) Equity Portfolio has a fundamental restriction that it may not, as to 100% of its total assets, invest more than 5% of the value of its total assets in the securities of any one issuer, whereas, Capital Appreciation Portfolio is subject to a similar fundamental limitation with respect to 75% of its total assets; (b) Equity Portfolio has a fundamental restriction that it may not, as to 100% of its total assets, purchase more than 10% of all outstanding voting securities or any class of securities of any one issuer, whereas, Capital Appreciation Portfolio is subject to a similar fundamental limitation with respect to 75% of its total assets; (c) neither Portfolio may purchase securities of other investment companies, except in connection with a merger, consolidation, reorganization or acquisition of assets; however, Capital Appreciation Portfolio carves out an additional exception for purchases made in accordance with Section 12(d) of the 1940 Act; and (d) each Portfolio may not purchase or sell commodities or commodity futures contracts, or oil, gas or mineral exploration or developmental programs, except that: (i) each Portfolio may invest in securities of companies which operate, invest in, or sponsor such programs; and (ii) in the case of the Capital Appreciation Portfolio, the Portfolio may purchase or sell futures contracts (including currency futures) and related options thereon.

    In addition, Equity Portfolio has the following fundamental investment restrictions:

    Equity Portfolio may not:

    1. Invest more than 5% of the value of its total assets in warrants, including no more than 2% of such assets in warrants not listed on either the New York or American Stock Exchange. However, the acquisition of warrants attached to other securities is not subject to this restriction;

    2. Purchase non-convertible corporate bonds unless rated at the time of purchase Aa or better by Moody's or AA or better by S&P, or purchase commercial paper unless issued by a U.S. corporation and rated at the time of purchase Prime-1 by Moody's or A-1 by S&P, although it may continue to hold a security if its quality rating is reduced by a rating service below those specified;

    3. Write, purchase or sell puts, calls, straddles, spreads or combinations thereof; and

    4. Invest in foreign securities, other than U.S. registered Canadian securities and ADRs.

    Capital Appreciation Portfolio does not have any of these four restrictions.

    For a more complete discussion of each Portfolio's investment restrictions, see "Investment Restrictions" in the Variable Investment Series Prospectus and Statement of Additional Information.

               ADDITIONAL INFORMATION ABOUT CAPITAL APPRECIATION
                         PORTFOLIO AND EQUITY PORTFOLIO

GENERAL

    For a discussion of the organization and operation of Equity Portfolio and Capital Appreciation Portfolio, see "The Fund and its Management," "Investment Objectives and Policies," "Investment Restrictions" and "Prospectus Summary" in Variable Investment Series Prospectus.

FINANCIAL INFORMATION

    For certain financial information about Equity Portfolio and Capital Appreciation Portfolio, see "Financial Highlights" in the Variable Investment Series Prospectus.

MANAGEMENT

    For information about the Board, the Investment Manager and the Distributor, see "The Fund and its Management" and "Investment Objectives and Policies" in the Variable Investment Series Prospectus.

DESCRIPTION OF SECURITIES AND SHAREHOLDER INQUIRIES

    For a description of the nature and most significant attributes of shares of Capital Appreciation Portfolio and Equity Portfolio, and information regarding shareholder inquiries, see "Additional Information" in the Variable Investment Series Prospectus.

DIVIDENDS, DISTRIBUTIONS AND TAXES

    For a discussion of Equity Portfolio's and Capital Appreciation Portfolio's policies with respect to dividends, distributions and taxes, see "Dividends, Distributions and Taxes" in the Variable Investment Series Prospectus as well as the discussion herein under "Synopsis -- Dividends", "Synopsis -- Investment Management Fees" and "Tax Aspects of the Reorganization."

PURCHASES, REPURCHASES AND REDEMPTIONS

    For a discussion of how Equity Portfolio's and Capital Appreciation Portfolio's shares may be purchased and redeemed, see "Purchase of Fund Shares" and "Redemption of Fund Shares" in the Variable Investment Series Prospectus.

                  MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

    For a discussion of Equity Portfolio's and Capital Appreciation Portfolio's performance, see management's letter to shareholders in Variable Investment Series' Annual Report for its fiscal year ended December 31, 1997 and its unaudited Semi-Annual Report for the six-month period ended June 30, 1998, both of which accompany this Proxy Statement and Prospectus.

                        FINANCIAL STATEMENTS AND EXPERTS

    The financial statements of Equity Portfolio and Capital Appreciation Portfolio as of December 31, 1997, which are incorporated by reference in the Statement of Additional Information relating to the Registration Statement on Form N-14 of which this Proxy Statement and Prospectus forms a part, have been audited by PricewaterhouseCoopers LLP, independent accountants, for the periods indicated in its respective reports thereon. Such financial statements have been incorporated by reference in reliance upon such reports given upon the authority of PricewaterhouseCoopers LLP as experts in accounting and auditing.

                                 LEGAL MATTERS

    Certain legal matters concerning the issuance of shares of Equity Portfolio will be passed upon by Gordon Altman Butowsky Weitzen Shalov & Wein, New York, New York. Such firm will rely on Lane Altman & Owens LLP as to matters of Massachusetts law.

                             AVAILABLE INFORMATION

    Additional information about Equity Portfolio and Capital Appreciation Portfolio is available in the following documents which are incorporated herein by reference: (i) the Variable Investment Series Prospectus dated November 2, 1998, attached to this Proxy Statement and Prospectus, which Prospectus forms a part of Post-Effective Amendment No. 24 to Variable Investment Series' Registration Statement on Form N-1A (File Nos. 2-82510; 811-3692); and (ii) Variable Investment Series' Annual Report for its fiscal year ended December 31, 1997 and its unaudited Semi-Annual Report for the six-month period ended June 30, 1998, both of which accompany this Proxy Statement and Prospectus. The foregoing documents may be obtained without charge by calling (212) 392-2550 or
(800) 869-NEWS.

    Capital Appreciation Portfolio and Equity Portfolio are subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and in accordance therewith, file reports and other information with the Commission. Proxy material, reports and other information about Capital Appreciation Portfolio and Equity Portfolio which are of public record can be inspected and copied at public reference facilities maintained by the Commission at Room 1204, Judiciary Plaza, 450 Fifth Street, N.W., Washington, D.C. 20549 and certain of its regional offices, and copies of such materials can be obtained at prescribed rates from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C. 20549.

                                 OTHER BUSINESS

    Management of Capital Appreciation Portfolio knows of no business other than the matters specified above which will be presented at the Meeting. Since matters not known at the time of the solicitation may come before the Meeting, the proxy as solicited confers discretionary authority with respect to such matters as properly come before the Meeting, including any adjournment or adjournments thereof, and it is the intention of the persons named as attorneys-in-fact in the proxy to vote this proxy in accordance with their judgment on such matters.

                                          By Order of the Board of Trustees,

                                          Barry Fink,
                                          SECRETARY


December 21, 1998

                                                                       EXHIBIT A

                      AGREEMENT AND PLAN OF REORGANIZATION

    THIS AGREEMENT AND PLAN OF REORGANIZATION ("Agreement") is made as of this 28th day of October 1998, by and between MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES, a Massachusetts business trust ("Variable"), on behalf of THE EQUITY PORTFOLIO ("Equity Portfolio"), one of fifteen portfolios of Variable, and Variable, on behalf of THE CAPITAL APPRECIATION PORTFOLIO ("Capital Appreciation Portfolio"), also a separate portfolio of Variable. Variable is an open-end diversified management investment company which is comprised of fifteen separate portfolios, including both Equity Portfolio and Capital Appreciation Portfolio. As used in this Agreement, the terms "Equity Portfolio" and "Capital Appreciation Portfolio" shall be construed to mean, respectively, "Variable on behalf of Equity Portfolio" and "Variable on behalf of Capital Appreciation Portfolio", where necessary, to reflect the fact that a portfolio is generally considered the beneficiary of trust level actions taken with respect to the portfolio and the portfolio is not itself recognized as a person under law.

    This Agreement is intended to be and is adopted as a "plan of reorganization" within the meaning of Treas. Reg. 1.368-2(g), for a reorganization under Section 368(a) (1) of the Internal Revenue Code of 1986, as amended (the "Code"). The reorganization ("Reorganization") will consist of the transfer to Equity Portfolio of substantially all of the assets of Capital Appreciation Portfolio in exchange for the assumption by Equity Portfolio of all stated liabilities of Capital Appreciation Portfolio and the issuance by Equity Portfolio of its shares of beneficial interest (the "Equity Portfolio Shares"), to be distributed, after the Closing Date hereinafter referred to, to the shareholders of Capital Appreciation Portfolio in liquidation of Capital Appreciation Portfolio as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement.

    In consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1. THE REORGANIZATION AND LIQUIDATION OF CAPITAL APPRECIATION PORTFOLIO

    1.1 Subject to the terms and conditions herein set forth and on the basis of the representations and warranties contained herein, Capital Appreciation Portfolio agrees to assign, deliver and otherwise transfer the Capital Appreciation Portfolio Assets (as defined in paragraph 1.2) to Equity Portfolio and Equity Portfolio agrees in exchange therefor to assume all of Capital Appreciation Portfolio's stated liabilities on the Closing Date as set forth in paragraph 1.3(a) and to deliver to Capital Appreciation Portfolio the number of Equity Portfolio Shares, including fractional Equity Portfolio Shares, determined by dividing the value of the Capital Appreciation Portfolio Assets, net of such stated liabilities, computed as of the Valuation Date (as defined in paragraph 2.1) in the manner set forth in paragraph 2.1, by the net asset value of an Equity Portfolio Share, computed at the time and date and in the manner set forth in paragraph 2.2. Such transactions shall take place at the closing provided for in paragraph 3.1 (the "Closing").

    1.2 (a) The "Capital Appreciation Portfolio Assets" shall consist of all property, including without limitation, all cash (other than the "Cash Reserve" (as defined in paragraph 1.3(b)), cash equivalents, securities and dividend and interest receivables owned by Capital Appreciation Portfolio, and any deferred or prepaid expenses shown as an asset on Capital Appreciation Portfolio's books on the Valuation Date.

        (b) On or prior to the Valuation Date, Capital Appreciation Portfolio will provide Equity Portfolio with a list of all of Capital Appreciation Portfolio's assets to be assigned, delivered and otherwise transferred to Equity Portfolio and of the stated liabilities to be assumed by Equity Portfolio pursuant to this Agreement. Capital Appreciation Portfolio reserves the right to sell any of the securities on such list but will not, without the prior approval of Equity Portfolio, acquire any additional securities other than securities of the type in which Equity Portfolio is permitted to invest and in amounts agreed to in writing by Equity Portfolio. Equity Portfolio will, within a reasonable time prior to the Valuation Date, furnish Capital Appreciation Portfolio with a statement of Equity Portfolio's investment objectives, policies and restrictions and a list of the securities, if any, on the list referred to in the first sentence of this paragraph that do not conform to Equity Portfolio's investment objectives, policies and restrictions. In the event that Capital Appreciation Portfolio holds any investments that Equity Portfolio is not permitted to hold, Capital Appreciation Portfolio will dispose of such securities on or prior to the Valuation Date. In addition, if it is determined that the portfolios of Capital Appreciation Portfolio and Equity Portfolio, when aggregated, would contain investments exceeding certain percentage limitations imposed upon Equity Portfolio with respect to such investments, Capital Appreciation Portfolio, if requested by Equity Portfolio will, on or prior to the Valuation Date, dispose of and/or reinvest a sufficient amount of such investments as may be necessary to avoid violating such limitations as of the Closing Date (as defined in paragraph 3.1).

    1.3 (a) Capital Appreciation Portfolio will endeavor to discharge all of its liabilities and obligations on or prior to the Valuation Date. Equity Portfolio will assume all stated liabilities, which includes, without limitation, all expenses, costs, charges and reserves reflected on an unaudited Statement of Assets and Liabilities of Variable prepared by the Treasurer of Capital Appreciation Portfolio as of the Valuation Date in accordance with generally accepted accounting principles consistently applied from the prior audited period.

        (b) On the Valuation Date, Capital Appreciation Portfolio may establish a cash reserve, which shall not exceed 5% of Capital Appreciation Portfolio's net assets as of the close of business on the Valuation Date ("Cash Reserve") to be retained by Capital Appreciation Portfolio and used for the payment of its liabilities not discharged prior to the Valuation Date and for the expenses of liquidation.

    1.4 In order for Capital Appreciation Portfolio to comply with Section 852(a)(1) of the Code and to avoid having any investment company taxable income or net capital gain (as defined in Sections 852(b)(2) and 1222(11) of the Code, respectively) in the short taxable year ending with its liquidation, Capital Appreciation Portfolio will on or before the Valuation Date (a) declare a dividend in an amount large enough so that it will have declared dividends of all of its investment company taxable income and net capital gain, if any, for such taxable year (determined without regard to any deduction for dividends paid) and (b) distribute such dividend.

    1.5 On the Closing Date or as soon as practicable thereafter, Capital Appreciation Portfolio will distribute Equity Portfolio Shares received by Capital Appreciation Portfolio pursuant to paragraph 1.1 pro rata to its shareholders of record determined as of the close of business on the Valuation Date ("Capital Appreciation Portfolio Shareholders"). Such distribution will be accomplished by an instruction, signed by the Secretary of Capital Appreciation Portfolio, to transfer Equity Portfolio Shares then credited to Capital Appreciation Portfolio's account on the books of Equity Portfolio to open accounts on the books of Equity Portfolio in the names of the Capital Appreciation Portfolio Shareholders and representing the respective pro rata number of Equity Portfolio Shares due such Capital Appreciation Portfolio Shareholders. All issued and outstanding shares of Capital Appreciation Portfolio simultaneously will be canceled on Capital Appreciation Portfolio's books.

    1.6 Ownership of Equity Portfolio Shares will be shown on the books of Equity Portfolio's transfer agent. Equity Portfolio Shares will be issued in the manner described in Equity Portfolio's current Prospectus and Statement of Additional Information.

    1.7 Any transfer taxes payable upon issuance of Equity Portfolio Shares in a name other than the registered holder of Equity Portfolio Shares on Capital Appreciation Portfolio's books as of the close of business on the Valuation Date shall, as a condition of such issuance and transfer, be paid by the person to whom Equity Portfolio Shares are to be issued and transferred.

    1.8 Any reporting responsibility of Capital Appreciation Portfolio is and shall remain the responsibility of Capital Appreciation Portfolio up to and including the date on which Capital Appreciation Portfolio is liquidated pursuant to paragraph 1.9.

    1.9 Within one year after the Closing Date, Capital Appreciation Portfolio shall pay or make provision for the payment of all its liabilities and taxes, and distribute to the shareholders of Capital Appreciation Portfolio as of the close of business on the Valuation Date any remaining amount of the Cash Reserve (as reduced by the estimated cost of distributing it to shareholders). Capital Appreciation Portfolio shall be liquidated promptly following the making of all distributions pursuant to paragraph 1.5 and the reorganization.

    1.10 Copies of all books and records maintained on behalf of Capital Appreciation Portfolio in connection with its obligations under the Investment Company Act of 1940, as amended (the "1940 Act"), the Code, state blue sky laws or otherwise in connection with this Agreement will promptly after the Closing be delivered to officers of Equity Portfolio or their designee and Equity Portfolio or its designee shall comply with applicable record retention requirements to which Capital Appreciation Portfolio is subject under the 1940 Act.

2. VALUATION

    2.1 The value of the Capital Appreciation Portfolio Assets shall be the value of such assets computed as of 4:00 p.m. New York City time on the third day that the New York Stock Exchange is open for business following the receipt of the requisite approval by shareholders of Capital Appreciation Portfolio of this Agreement or at such time on such earlier or later date after such approval as may be mutually agreed upon in writing (such time and date being hereinafter called the "Valuation Date"), using the valuation procedures set forth in Variable's then current Prospectus and Statement of Additional Information.

    2.2 The net asset value of an Equity Portfolio Share shall be the net asset value per share computed on the Valuation Date, using the valuation procedures set forth in Variable's then current Prospectus and Statement of Additional Information.

    2.3 The number of Equity Portfolio Shares (including fractional shares, if any) to be issued hereunder shall be determined by dividing the value of the Capital Appreciation Portfolio Assets, net of the liabilities of Capital Appreciation Portfolio assumed by Equity Portfolio pursuant to paragraph 1.1, determined in accordance with paragraph 2.1, by the net asset value of an Equity Portfolio Share determined in accordance with paragraph 2.2.

    2.4 All computations of value shall be made by Morgan Stanley Dean Witter Services Company Inc. ("Services") in accordance with its regular practice in pricing Equity Portfolio. Equity Portfolio shall cause Services to deliver a copy of its valuation report at the Closing.

3. CLOSING AND CLOSING DATE

    3.1 The Closing shall take place on the next business day following the Valuation Date (the "Closing Date"). The Closing shall be held as of 9:00 a.m. Eastern time, or at such other time as the parties may agree. The Closing shall be held in a location mutually agreeable to the parties hereto. All acts taking place at the Closing shall be deemed to take place simultaneously as of 9:00 a.m. Eastern time on the Closing Date unless otherwise provided.

    3.2 Portfolio securities held by Capital Appreciation Portfolio shall be presented by it or on its behalf to The Bank of New York (the "Custodian"), as custodian for Equity Portfolio, for examination no later than five business days preceding the Valuation Date. Such portfolio securities (together with any cash or other assets) shall be delivered by Capital Appreciation Portfolio to the Custodian for the account of Equity Portfolio on or before the Closing Date in conformity with applicable custody provisions under the 1940 Act and duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof in accordance with the custom of brokers. The portfolio securities shall be accompanied by all necessary federal and state stock transfer stamps or a check for the appropriate purchase price of such stamps. Portfolio securities and instruments deposited with a securities depository (as defined in Rule 17f-4 under the 1940 Act) shall be delivered on or before the Closing Date by book-entry in accordance with customary practices of such depository and the Custodian. The cash delivered shall be in the form of a Federal Funds wire, payable to the order of "The Bank of New York, Custodian for Morgan Stanley Dean Witter Variable Investment Series".

    3.3 In the event that on the Valuation Date, (a) the New York Stock Exchange shall be closed to trading or trading thereon shall be restricted or
(b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of both Equity Portfolio and Capital Appreciation Portfolio, accurate appraisal of the value of the net assets of Equity Portfolio or the Capital Appreciation Portfolio Assets is impracticable, the Valuation Date shall be postponed until the first business day after the day when trading shall have been fully resumed without restriction or disruption and reporting shall have been restored.

    3.4 If requested, Capital Appreciation Portfolio shall deliver to Equity Portfolio or its designee (a) at the Closing, a list, certified by its Secretary, of the names, addresses and taxpayer identification numbers of the Capital Appreciation Portfolio Shareholders and the number and percentage ownership of outstanding Capital Appreciation Portfolio shares owned by each such Capital Appreciation Portfolio Shareholder, all as of the Valuation Date, and (b) as soon as practicable after the Closing, all original documentation (including Internal Revenue Service forms, certificates, certifications and correspondence) relating to the Capital Appreciation Portfolio Shareholders' taxpayer identification numbers and their liability for or exemption from back-up withholding. Equity Portfolio shall issue and deliver to such Secretary a confirmation evidencing delivery of Equity Portfolio Shares to be credited on the Closing Date to Capital Appreciation Portfolio or provide evidence satisfactory to Capital Appreciation Portfolio that such Equity Portfolio Shares have been credited to Capital Appreciation Portfolio's account on the books of Equity Portfolio. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.

4. COVENANTS OF EQUITY PORTFOLIO AND CAPITAL APPRECIATION PORTFOLIO

    4.1 Except as otherwise expressly provided herein with respect to Capital Appreciation Portfolio, Equity Portfolio and Capital Appreciation Portfolio each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include customary dividends and other distributions.

    4.2 Equity Portfolio will prepare and file with the Securities and Exchange Commission ("Commission") a registration statement on Form N-14 under the Securities Act of 1933, as amended ("1933 Act"), relating to the Equity Portfolio Shares ("Registration Statement"). Capital Appreciation Portfolio will provide Equity Portfolio with the Proxy Materials as described in paragraph 4.3 below, for inclusion in the Registration Statement. Capital Appreciation Portfolio will further provide Equity Portfolio with such other information and documents relating to Capital Appreciation Portfolio as are reasonably necessary for the preparation of the Registration Statement.

    4.3 Variable will call a meeting of the Capital Appreciation Portfolio shareholders to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein. Capital Appreciation Portfolio will prepare the notice of meeting, form of proxy and proxy statement (collectively, "Proxy Materials") to be used in connection with such meeting; provided that Equity Portfolio will furnish Capital Appreciation Portfolio with Variable's currently effective prospectus for inclusion in the Proxy Materials and with such other information relating to Equity Portfolio as is reasonably necessary for the preparation of the Proxy Materials.

    4.4 Capital Appreciation Portfolio will assist Equity Portfolio in obtaining such information as Equity Portfolio reasonably requests concerning the beneficial ownership of Capital Appreciation Portfolio shares.

    4.5 Subject to the provisions of this Agreement, Equity Portfolio and Capital Appreciation Portfolio will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

    4.6 Capital Appreciation Portfolio shall furnish or cause to be furnished to Equity Portfolio within 30 days after the Closing Date a statement of Capital Appreciation Portfolio's assets and liabilities as of the Closing Date, which statement shall be certified by the Treasurer of Variable and shall be in accordance with generally accepted accounting principles consistently applied. As promptly as practicable, but in any case within 60 days after the Closing Date, Capital Appreciation Portfolio shall furnish Equity Portfolio, in such form as is reasonably satisfactory to Equity Portfolio, a statement certified by the Treasurer of Capital Appreciation Portfolio's earnings and profits for federal income tax purposes that will be carried over to Equity Portfolio pursuant to Section 381 of the Code.

    4.7 As soon after the Closing Date as is reasonably practicable, Capital Appreciation Portfolio (a) shall prepare and file all federal and other tax returns and reports on behalf of Capital Appreciation Portfolio required by law to be filed with respect to all periods ending on or before the Closing Date but not theretofore filed and (b) shall pay all federal and other taxes shown as due thereon and/or all federal and other taxes that were unpaid as of the Closing Date, including without limitation, all taxes for which the provision for payment was made as of the Closing Date (as represented in paragraph 5.2(k)).

    4.8 Equity Portfolio agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act and the 1940 Act and to make such filings required by the state Blue Sky and securities laws as it may deem appropriate in order to continue its operations after the Closing Date.

5. REPRESENTATIONS AND WARRANTIES

    5.1 Equity Portfolio represents and warrants to Capital Appreciation Portfolio as follows:

        (a) Variable is a validly existing Massachusetts business trust with full power to carry on its business as presently conducted;

        (b) Variable is a duly registered, open-end, management investment company, and its registration with the Commission as an investment company under the 1940 Act and the registration of its shares under the 1933 Act are in full force and effect;

        (c) All of the issued and outstanding shares of Equity Portfolio have been offered and sold in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws. Shares of Equity Portfolio are registered in all jurisdictions in which they are required to be registered under state securities laws and other laws, and said registrations, including any periodic reports or supplemental filings, are complete and current, all fees required to be paid have been paid, and Variable is not subject to any stop order and is fully qualified to sell its shares in each state in which its shares have been registered;

        (d) The current Prospectus and Statement of Additional Information of Variable, including disclosure pertaining to Equity Portfolio, conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the regulations thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;

        (e) Equity Portfolio is not in, and the execution, delivery and performance of this Agreement will not result in, a material violation of any provision of Variable's Declaration of Trust or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which Variable is a party or by which it is bound;

        (f) No litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against Equity Portfolio or any of the properties or assets which, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business; and Equity Portfolio knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects, or is reasonably likely to materially and adversely affect, its business or its ability to consummate the transactions herein contemplated;

        (g) The Statement of Assets and Liabilities, Statement of Operations, Statement of Changes in Net Assets and Financial Highlights as of December 31, 1998, and for the year then ended, of Equity Portfolio certified by PricewaterhouseCoopers LLP (copies of which will be furnished to Capital Appreciation Portfolio), will fairly present, in all materials respects, Equity Portfolio's financial condition as of such date in accordance with generally accepted accounting principles, and its results of such operations, changes in its net assets and financial highlights for such period, and as of such date there would be no known liabilities of Equity Portfolio (contingent or otherwise) not disclosed therein that would be required in accordance with generally accepted accounting principles to be disclosed therein;

        (h) All issued and outstanding Equity Portfolio Shares are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and nonassessable with no personal liability attaching to the ownership thereof, except as set forth under the caption "Additional Information" in Variable's current Prospectus incorporated by reference in the Registration Statement. Equity Portfolio does not have outstanding any options, warrants or other rights to subscribe for or purchase any of its shares;

        (i) The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of Equity Portfolio, and this Agreement constitutes a valid and binding obligation of Equity Portfolio enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general Equity Portfolio principles. No other consents, authorizations or approvals are necessary in connection with Equity Portfolio's performance of this Agreement;

        (j) Equity Portfolio Shares to be issued and delivered to Capital Appreciation Portfolio, for the account of the Capital Appreciation Portfolio Shareholders, pursuant to the terms of this Agreement will at the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued Equity Portfolio Shares, and will be fully paid and non-assessable with no personal liability attaching to the ownership thereof, except as set forth under the caption "Additional Information" in Variable's current Prospectus incorporated by reference in the Registration Statement;

        (k) All material Federal and other tax returns and reports of Equity Portfolio required by law to be filed on or before the Closing Date have been filed and are correct, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports have been paid or provision has been made for the payment thereof, and to the best of Equity Portfolio's knowledge, no such return is currently under audit and no assessment has been asserted with respect to any such return;

        (l) For each taxable year since its inception, Equity Portfolio has met the requirements of Subchapter M of the Code for qualification and treatment as a "regulated investment company" and neither the execution or delivery of nor the performance of its obligations under this Agreement will adversely affect, and no other events are reasonably likely to occur which will adversely affect the ability of Equity Portfolio to continue to meet the requirements of Subchapter M of the Code;

        (m) Since December 31, 1997, there has been no change by Equity Portfolio in accounting methods, principles, or practices, including those required by generally accepted accounting principles and no such change is contemplated by Equity Portfolio;

        (n) The information furnished or to be furnished by Equity Portfolio for use in registration statements, proxy materials and other documents which may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations applicable thereto; and

        (o) The Proxy Materials to be included in the Registration Statement (only insofar as they relate to Equity Portfolio) will, on the effective date of the Registration Statement and on the Closing Date, not contain any untrue statement of material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading.

    5.2 Capital Appreciation Portfolio represents and warrants to Equity Portfolio as follows:

        (a) Variable is a validly existing Massachusetts business trust with full power to carry on its business as presently conducted;

        (b) Variable is a duly registered, open-end, management investment company, and its registration with the Commission as an investment company under the 1940 Act and the registration of its shares under the 1933 Act are in full force and effect;

        (c) All of the issued and outstanding shares of beneficial interest of Capital Appreciation Portfolio have been offered and sold in compliance in all material respects with applicable requirements of the 1933 Act and state securities laws. Shares of Capital Appreciation Portfolio are registered in all jurisdictions in which they are required to be registered and said registrations, including any periodic reports or supplemental filings, are complete and current, all fees required to be paid have been paid, and Variable is not subject to any stop order and each is fully qualified to sell its shares in each state in which its shares have been registered;

        (d) The current Prospectus and Statement of Additional Information, including disclosure pertaining to Capital Appreciation Portfolio, conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the regulations thereunder and do not include any untrue statement of material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;

        (e) Capital Appreciation Portfolio is not, and the execution, delivery and performance of this Agreement will not result, in a material violation of any provision of Variable's Declaration of Trust or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which Capital Appreciation Portfolio is a party or by which it is bound;

        (f) No litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against either Variable or Capital Appreciation Portfolio or any of the properties or assets of Capital Appreciation Portfolio which, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business; and Capital Appreciation Portfolio knows of no facts that might form the basis for the institution of such proceedings and Capital Appreciation Portfolio is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects, or is reasonably likely to materially and adversely affect, the business or ability to consummate the transactions herein contemplated;

        (g) The Statement of Assets and Liabilities, Statement of Operations, Statement of Changes in Net Assets and Financial Highlights of Capital Appreciation Portfolio as of December 31, 1998, and for the year then ended, certified by PricewaterhouseCoopers LLP (copies of which will be furnished to Equity

Portfolio) will fairly present, in all material respects, Capital Appreciation Portfolio's financial condition as of such date, and its results of operations, changes in its net assets and financial highlights for such period in accordance with generally accepted accounting principles, and as of such date there would be no known liabilities of Capital Appreciation Portfolio (contingent or otherwise) not disclosed therein that would be required in accordance with generally accepted accounting principles to be disclosed therein;

        (h) Capital Appreciation Portfolio has no material contracts or other commitments (other than this Agreement) that will be terminated with liability to it prior to the Closing Date;

        (i) All issued and outstanding Capital Appreciation Portfolio shares are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and nonassessable with no personal liability attaching to the ownership thereof. Capital Appreciation Portfolio does not have outstanding any options, warrants or other rights to subscribe for or purchase any of its shares, nor is there outstanding any security convertible to any of its shares. All such shares will, at the time of Closing, be held by the persons and in the amounts set forth in the list of shareholders submitted to Equity Portfolio pursuant to paragraph 3.4;

        (j) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action on the part of Capital Appreciation Portfolio, and subject to the approval of Capital Appreciation Portfolio Shareholders, this Agreement constitutes a valid and binding obligation of Capital Appreciation Portfolio, enforceable in accordance with its terms, subject as to enforcement to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general Equity Portfolio principles. No other consents, authorizations or approvals are necessary in connection with the performance of this Agreement by Capital Appreciation Portfolio;

        (k) All material federal and other tax returns and reports of Capital Appreciation Portfolio required by law to be filed on or before the Closing Date shall have been filed and are correct and all Federal and other taxes shown as due or required to be shown as due on said returns and reports have been paid or provision has been made for the payment thereof, and to the best of Capital Appreciation Portfolio's knowledge, no such return is currently under audit and no assessment has been asserted with respect to any such return;

        (l) For each taxable year since its inception, Capital Appreciation Portfolio has met all the requirements of Subchapter M of the Code for qualification and treatment as a "regulated investment company" and neither the execution or delivery of nor the performance of its obligations under this Agreement will adversely affect, and no other events are reasonably likely to occur which will adversely affect the ability of Capital Appreciation Portfolio to continue to meet the requirements of Subchapter M of the Code;

        (m) At the Closing Date, Capital Appreciation Portfolio will have good and valid title to the Capital Appreciation Portfolio Assets, subject to no liens (other than the obligation, if any, to pay the purchase price of portfolio securities purchased by Capital Appreciation Portfolio which have not settled prior to the Closing Date), security interests or other encumbrances, and full right, power and authority to assign, deliver and otherwise transfer such assets hereunder, and upon delivery and payment for such assets, Equity Portfolio will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including any restrictions as might arise under the 1933 Act;

        (n) On the effective date of the Registration Statement, at the time of the meeting of Capital Appreciation Portfolio's shareholders and on the Closing Date, the Proxy Materials (exclusive of the currently effective Prospectus of Variable contained therein) will (i) comply in all material respects with the provisions of the 1933 Act, the Securities Exchange Act of 1934, as amended (the "1934 Act") and the 1940 Act and the regulations thereunder and (ii) not contain any untrue statement of material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading. Any other information furnished by Capital Appreciation Portfolio for use in the Registration Statement or in any other manner that may be necessary in connection with the transactions contemplated hereby shall be accurate and complete and shall comply in all material respects with applicable federal securities and other laws and regulations thereunder;

        (o) Capital Appreciation Portfolio will, on or prior to the Valuation Date, declare one or more dividends or other distributions to shareholders that, together with all previous dividends and other distributions to shareholders, shall have the effect of distributing to the shareholders all of its investment company taxable income and net capital gain, if any, through the Valuation Date (computed without regard to any deduction for dividends paid);

        (p) Capital Appreciation Portfolio has maintained or has caused to be maintained on its behalf all books and accounts as required of a registered investment company in compliance with the requirements of Section 31 of the 1940 Act and the Rules thereunder; and

        (q) Capital Appreciation Portfolio is not acquiring Equity Portfolio Shares to be issued hereunder for the purpose of making any distribution thereof other than in accordance with the terms of this Agreement.

6. CONDITIONS PRECEDENT TO OBLIGATIONS OF CAPITAL APPRECIATION PORTFOLIO

    The obligations of Capital Appreciation Portfolio to consummate the transactions provided for herein shall be subject, at its election, to the performance by Equity Portfolio of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

    6.1 All representations and warranties of Equity Portfolio contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date with the same force and effect as if made on and as of the Closing Date;

    6.2 Equity Portfolio shall have delivered to Capital Appreciation Portfolio a certificate of Variable's President and Treasurer, to the effect that the representations and warranties of Equity Portfolio made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as Capital Appreciation Portfolio shall reasonably request;

    6.3 Capital Appreciation Portfolio shall have received a favorable opinion from Gordon Altman Butowsky Weitzen Shalov & Wein, counsel to Equity Portfolio, dated as of the Closing Date, to the effect that:

        (a) Variable is a validly existing Massachusetts business trust, and has the power to own all of its properties and assets and to carry on its business as presently conducted (Massachusetts counsel may be relied upon in delivering such opinion); (b) Variable is a duly registered, open-end, management investment company, and its registration with the Commission as an investment company under the 1940 Act is in full force and effect; (c) this Agreement has been duly authorized, executed and delivered by Equity Portfolio and, assuming that the Registration Statement complies with the 1933 Act, the 1934 Act and the 1940 Act and regulations thereunder and assuming due authorization, execution and delivery of this Agreement by Capital Appreciation Portfolio, is a valid and binding obligation of Equity Portfolio enforceable against Equity Portfolio in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles; (d) Equity Portfolio Shares to be issued to Capital Appreciation Portfolio Shareholders as provided by this Agreement are duly authorized and upon such delivery will be validly issued and outstanding and fully paid and nonassessable (except as set forth under the caption "Additional Information" in Variable's Prospectus), and no shareholder of Equity Portfolio has any preemptive rights to subscription or purchase in respect thereof (Massachusetts counsel may be relied upon in delivering such opinion); (e) the execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, violate Variable's Declaration of Trust or By-Laws; and (f) to the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or any state is required for the consummation by Equity Portfolio of the transactions contemplated herein, except such as have been obtained under the 1993 Act, the 1934 Act and the 1940 Act and such as may be required under state securities laws; and

    6.4 As of the Closing Date, there shall have been no material change in Equity Portfolio's investment objectives, policies and restrictions nor any increase in the investment management fees from those described in Variable's then current Prospectus and Statement of Additional Information.

7. CONDITIONS PRECEDENT TO OBLIGATIONS OF EQUITY PORTFOLIO

    The obligations of Equity Portfolio to complete the transactions provided for herein shall be subject, at its election, to the performance by Capital Appreciation Portfolio of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

    7.1 All representations and warranties of Capital Appreciation Portfolio contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date with the same force and effect as if made on and as of the Closing Date;

    7.2 Capital Appreciation Portfolio shall have delivered to Equity Portfolio at the Closing a certificate of Variable's President and Treasurer to the effect that the representations and warranties of Capital Appreciation Portfolio made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as Equity Portfolio shall reasonably request;

    7.3 Capital Appreciation Portfolio shall have delivered to Equity Portfolio a statement of the Capital Appreciation Portfolio Assets and its liabilities, together with a list of Capital Appreciation Portfolio's portfolio securities and other assets showing the respective adjusted bases and holding periods thereof for income tax purposes, as of the Closing Date, certified by the Treasurer of Variable;

    7.4 Capital Appreciation Portfolio shall have delivered to Equity Portfolio within three business days after the Closing a letter from PricewaterhouseCoopers LLP dated as of the Closing Date stating that (a) such firm has performed a limited review of the federal and state income tax returns of Capital Appreciation Portfolio for each of the last three taxable years and, based on such limited review, nothing came to their attention that caused them to believe that such returns did not properly reflect, in all material respects, the federal and state income tax liabilities of Capital Appreciation Portfolio for the periods covered thereby, (b) for the period from December 31, 1998 to and including the Closing Date, such firm has performed a limited review (based on unaudited financial data) to ascertain the amount of applicable federal, state and local taxes and has determined that same either have been paid or reserves have been established for payment of such taxes, and, based on such limited review, nothing came to their attention that caused them to believe that the taxes paid or reserves set aside for payment of such taxes were not adequate in all material respects for the satisfaction of all federal, state and local tax liabilities for the period from December 31, 1998 to and including the Closing Date and (c) based on such limited reviews, nothing came to their attention that caused them to believe that Capital Appreciation Portfolio would not qualify as a regulated investment company for federal income tax purposes for any such year or period;

    7.5 Equity Portfolio shall have received at the Closing a favorable opinion from Gordon Altman Butowsky Weitzen Shalov & Wein, counsel to Capital Appreciation Portfolio, dated as of the Closing Date to the effect that:

        (a) Variable is a validly existing Massachusetts business trust and has the power to own all of its properties and assets and to carry on its business as presently conducted (Massachusetts counsel may be relied upon in delivering such opinion); (b) Variable is a duly registered, open-end, management investment company under the 1940 Act, and its registration with the Commission as an investment company under the 1940 Act is in full force and effect; (c) this Agreement has been duly authorized, executed and delivered by Capital Appreciation Portfolio and, assuming that the Registration Statement complies with the 1933 Act, the 1934 Act and the 1940 Act and the regulations thereunder and assuming due authorization, execution and delivery of this Agreement by Equity Portfolio, is a valid and binding obligation of Capital Appreciation Portfolio, enforceable against Capital Appreciation Portfolio in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles; (d) the execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, violate the Declaration of Trust or By-Laws of Variable; and (e) to the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or any state is required for the consummation by Capital Appreciation Portfolio of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required under state securities laws; and

    7.6 On the Closing Date, the Capital Appreciation Portfolio Assets shall include no assets that Equity Portfolio, by reason of limitations of the Variable's Declaration of Trust or otherwise, may not properly acquire.

8. FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF EQUITY PORTFOLIO AND CAPITAL APPRECIATION PORTFOLIO

    The obligations of Capital Appreciation Portfolio and Equity Portfolio hereunder are each subject to the further conditions that on or before the Closing Date:

    8.1 This Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of Capital Appreciation Portfolio in accordance with the provisions of the Declaration of Trust and By-Laws of Variable, and certified copies of the resolutions evidencing such approval shall have been delivered to Equity Portfolio;

    8.2 On the Closing Date, no action, suit or other proceeding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein;

    8.3 All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities (including those of the Commission and of state Blue Sky and securities authorities, including "no-action" positions of and exemptive orders from such federal and state authorities) deemed necessary by Equity Portfolio or Capital Appreciation Portfolio to permit consummation, in all material respects, of the transactions contemplated herein shall have been obtained, except where failure to obtain any such consent, order or permit would not involve risk of a material adverse effect on the assets or properties of Equity Portfolio or Capital Appreciation Portfolio;

    8.4 The Registration Statement shall have become effective under the 1933 Act, no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act;

    8.5 Capital Appreciation Portfolio shall have declared and paid a dividend or dividends and/or other distribution or distributions that, together with all previous such dividends or distributions, shall have the effect of distributing to the Capital Appreciation Portfolio Shareholders all of Capital Appreciation Portfolio's investment company taxable income (computed without regard to any deduction for dividends paid) and all of its net capital gain (after reduction for any capital loss carry-forward and computed without regard to any deduction for dividends paid) for all taxable years ending on or before the Closing Date; and

    8.6 The parties shall have received a favorable opinion of the law firm of Gordon Altman Butowsky Weitzen Shalov & Wein (based on such representations as such law firm shall reasonably request), addressed to Equity Portfolio and Capital Appreciation Portfolio, which opinion may be relied upon by the shareholders of Capital Appreciation Portfolio, substantially to the effect that, for federal income tax purposes:

        (a) The transfer of substantially all of Capital Appreciation Portfolio's assets in exchange for Equity Portfolio Shares and the assumption by Equity Portfolio of certain stated liabilities of Capital Appreciation Portfolio followed by the distribution by Capital Appreciation Portfolio of Equity Portfolio Shares to the Capital Appreciation Portfolio Shareholders in exchange for their Capital Appreciation Portfolio shares will constitute a "reorganization" within the meaning of Section 368(a)(1)(C) of the Code, and Capital Appreciation Portfolio and Equity Portfolio will each be a "party to a reorganization" within the meaning of Section 368(b) of the Code;

        (b) No gain or loss will be recognized by Equity Portfolio upon the receipt of the assets of Capital Appreciation Portfolio solely in exchange for Equity Portfolio Shares and the assumption by Equity Portfolio of the stated liabilities of Capital Appreciation Portfolio;

        (c) No gain or loss will be recognized by Capital Appreciation Portfolio upon the transfer of the assets of Capital Appreciation Portfolio to Equity Portfolio in exchange for Equity Portfolio Shares and the assumption by Equity Portfolio of the stated liabilities or upon the distribution of Equity Portfolio Shares to the Capital Appreciation Portfolio Shareholders in exchange for their Capital Appreciation Portfolio shares;

        (d) No gain or loss will be recognized by the Capital Appreciation Portfolio Shareholders upon the exchange of the Capital Appreciation Portfolio shares for Equity Portfolio Shares;

        (e) The aggregate tax basis for Equity Portfolio Shares received by each Capital Appreciation Portfolio Shareholder pursuant to the Reorganization will be the same as the aggregate tax basis of the Capital Appreciation Portfolio shares held by each such Capital Appreciation Portfolio Shareholder immediately prior to the Reorganization;

        (f) The holding period of Equity Portfolio Shares to be received by each Capital Appreciation Portfolio Shareholder will include the period during which the Capital Appreciation Portfolio shares surrendered in exchange therefor were held (provided such Capital Appreciation Portfolio shares were held as capital assets on the date of the Reorganization);

        (g) The tax basis of the assets of Capital Appreciation Portfolio acquired by Equity Portfolio will be the same as the tax basis of such assets to Capital Appreciation Portfolio immediately prior to the Reorganization; and

        (h) The holding period of the assets of Capital Appreciation Portfolio in the hands of Equity Portfolio will include the period during which those assets were held by Capital Appreciation Portfolio.

    Notwithstanding anything herein to the contrary, neither Equity Portfolio nor Capital Appreciation Portfolio may waive the conditions set forth in this paragraph 8.6.

9. FEES AND EXPENSES

    9.1 (a) Morgan Stanley Dean Witter Advisors Inc. ("MSDW Advisors"), the investment manager to both Equity Portfolio and Capital Appreciation Portfolio, shall bear all expenses incurred in connection with the carrying out of the provisions of this Agreement, including legal, accounting, Commission registration fees, printing, filing and proxy solicitation expenses and portfolio transfer taxes (if any) incurred in connection with the consummation of the transactions contemplated herein.

        (b) In the event the transactions contemplated herein are not consummated by reason of Equity Portfolio's or Capital Appreciation Portfolio's being either unwilling or unable to go forward, the only respective obligations of Equity Portfolio and Capital Appreciation Portfolio hereunder shall be to reimburse MSDW Advisors for all reasonable out-of-pocket fees and expenses incurred by MSDW Advisors in connection with those transactions.

10. ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

    10.1 This Agreement constitutes the entire agreement between the parties.

    10.2 The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated herein, except that the representations, warranties and covenants of Capital Appreciation Portfolio hereunder shall not survive the complete liquidation of Capital Appreciation Portfolio in accordance with Section 1.9.

11. TERMINATION

    11.1 This Agreement may be terminated and the transactions contemplated hereby may be abandoned at any time prior to the Closing:

        (a) by the mutual written consent of Capital Appreciation Portfolio and Equity Portfolio;

        (b) by either Equity Portfolio or Capital Appreciation Portfolio by notice to the other, without liability to the terminating party on account of such termination (providing the terminating party is not otherwise in material default or breach of this Agreement) if the Closing shall not have occurred on or before June 30, 1999; or

        (c) by either Equity Portfolio or Capital Appreciation Portfolio in writing without liability to the terminating party on account of such termination (provided the terminating party is not otherwise in material default or breach of this Agreement), if (i) the other party shall fail to perform in any material respect its agreements contained herein required to be performed on or prior to the Closing Date, (ii) the other party materially breaches any of its representations, warranties or covenants contained herein, (iii) the Capital Appreciation Portfolio Shareholders fail to approve this Agreement at any meeting called for such purpose at which a quorum was present or (iv) any other condition herein expressed to be precedent to the obligations of the terminating party has not been met and it reasonably appears that it will not or cannot be met.

    11.2 (a) Termination of this Agreement pursuant to paragraphs 11.1 (a) or
(b) shall terminate all obligations of the parties hereunder and there shall be no liability for damages on the part of Equity Portfolio or Capital Appreciation Portfolio or the trustees or officers of Variable, to any other party or its trustees or officers.

        (b) Termination of this Agreement pursuant to paragraph 11.1 (c) shall terminate all obligations of the parties hereunder and there shall be no liability for damages on the part of Equity Portfolio or Capital Appreciation Portfolio or the trustees of Variable, except that any party in breach of this Agreement shall, upon demand, reimburse MSDW Advisors for all reasonable out-of-pocket fees and expenses incurred in connection with the transactions contemplated by this Agreement, including legal, accounting and filing fees.

12. AMENDMENTS

    This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by the parties.

13. MISCELLANEOUS

    13.1 The article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

    13.2 This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

    13.3 This Agreement shall be governed by and construed in accordance with the laws of the Commonwealth of Massachusetts.

    13.4 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

    13.5 The obligations and liabilities of Equity Portfolio hereunder are solely those of Equity Portfolio. It is expressly agreed that no shareholder, nominee, trustee, officer, agent, or employee of Variable shall be personally liable hereunder. The execution and delivery of this Agreement have been authorized by the trustees of Variable and signed by authorized officers of Variable acting as such, and neither such authorization by such trustees nor such execution and delivery by such officers shall be deemed to have been made by any of them individually or to impose any liability on any of them personally.

    13.6 The obligations and liabilities of Capital Appreciation Portfolio hereunder are solely those of Capital Appreciation Portfolio. lt is expressly agreed that no shareholder, nominee, trustee, officer, agent, or employee of Variable shall be personally liable hereunder. The execution and delivery of this Agreement have been authorized by the trustees of Variable and signed by authorized officers of Variable acting as such, and neither such authorization by such trustees nor such execution and delivery by such officers shall be deemed to have been made by any of them individually or to impose any liability on any of them personally.

    In Witness Whereof, each of the parties hereto has caused this Agreement to be executed by a duly authorized officer.

                                MORGAN STANLEY DEAN WITTER
                                VARIABLE INVESTMENT SERIES,
                                ON BEHALF OF THE EQUITY PORTFOLIO

                                By:       /s/ CHARLES A. FIUMEFREDDO
                                     -------------------------------------
                                     Name:  Charles A. Fiumefreddo
                                     Title: President

                                MORGAN STANLEY DEAN WITTER
                                VARIABLE INVESTMENT SERIES,
                                ON BEHALF OF THE CAPITAL APPRECIATION
                                PORTFOLIO

                                By:             /s/ BARRY FINK
                                     -------------------------------------
                                     Name:  Barry Fink
                                     Title: Vice President

                                                                      EXHIBIT B








              M O R G A N   S T A N L E Y   D E A N  W I T T E R
             V A R I A B L E   I N V E S T M E N T   S E R I E S
















                              P R O S P E C T U S
                   D A T E D   N O V E M B E R   2,  1 9 9 8

                                PROSPECTUS DATED
                                NOVEMBER 2, 1998
             MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES
                TWO WORLD TRADE CENTER, NEW YORK, NEW YORK 10048
                        (212) 392-2550 OR (800) 869-NEWS

Morgan Stanley Dean Witter Variable Investment Series (the "Fund") is an open-end diversified management investment company which is intended to provide a broad range of investment alternatives with its fifteen separate Portfolios, each of which has distinct investment objectives and policies.

    - THE MONEY MARKET PORTFOLIO
    - THE QUALITY INCOME PLUS PORTFOLIO
    - THE HIGH YIELD PORTFOLIO
    - THE UTILITIES PORTFOLIO
    - THE INCOME BUILDER PORTFOLIO
    - THE DIVIDEND GROWTH PORTFOLIO
    - THE CAPITAL GROWTH PORTFOLIO
    - THE GLOBAL DIVIDEND GROWTH PORTFOLIO
    - THE EUROPEAN GROWTH PORTFOLIO
    - THE PACIFIC GROWTH PORTFOLIO
    - THE CAPITAL APPRECIATION PORTFOLIO
    - THE EQUITY PORTFOLIO
    - THE S&P 500 INDEX PORTFOLIO
    - THE COMPETITIVE EDGE "BEST IDEAS" PORTFOLIO
    - THE STRATEGIST PORTFOLIO

There can be no assurance that the investment objectives of the Portfolios will be achieved. SEE "Prospectus Summary" and "Investment Objectives and Policies."

AN INVESTMENT IN THE MONEY MARKET PORTFOLIO IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. THERE IS NO ASSURANCE THAT THE PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

INVESTORS IN THE HIGH YIELD PORTFOLIO SHOULD CAREFULLY CONSIDER THE RELATIVE RISKS OF INVESTING IN HIGH YIELD SECURITIES, WHICH ARE COMMONLY KNOWN AS JUNK BONDS. BONDS OF THIS TYPE ARE CONSIDERED TO BE SPECULATIVE WITH REGARD TO THE PAYMENT OF INTEREST AND RETURN OF PRINCIPAL. INVESTORS IN THE HIGH YIELD PORTFOLIO SHOULD ALSO BE COGNIZANT OF THE FACT THAT SUCH SECURITIES ARE NOT GENERALLY MEANT FOR SHORT-TERM INVESTING AND SHOULD ASSESS THE RISKS ASSOCIATED WITH AN INVESTMENT IN THE HIGH YIELD PORTFOLIO.

SHARES OF THE PORTFOLIOS OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND THE SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.

Currently, the shares of the Fund will be sold only to (1) Northbrook Life Insurance Company ("Northbrook") to fund the benefits under certain flexible premium variable annuity contracts and certain flexible premium variable life insurance contracts it issues, to (2) Allstate Life Insurance Company of New York ("Allstate New York") to fund the benefits under certain flexible premium deferred variable annuity contracts it issues, to (3) Glenbrook Life and Annuity Company ("Glenbrook") to fund the benefits under certain flexible premium deferred variable annuity contracts and certain flexible premium variable life insurance contracts it issues, and to (4) Paragon Life Insurance Company ("Paragon") to fund the benefits under certain flexible premium variable life insurance contracts it issues in connection with an employer-sponsored insurance program offered only to certain employees of Morgan Stanley Dean Witter & Co., the parent company of the Fund's Investment Manager. The variable annuity contracts issued by Northbrook, Allstate New York and Glenbrook are sometimes referred to as the "Variable Annuity Contracts," the variable life insurance contracts issued by Northbrook, Glenbrook and Paragon are sometimes referred to as the "Variable Life Contracts," and the Variable Annuity Contracts and the Variable Life Contracts are sometimes referred to as the "Contracts." Northbrook, Allstate New York, Glenbrook and Paragon are sometimes referred to as the "Companies." In the future, shares may be sold to affiliated and/or non-affiliated entities of the Companies. The Companies will invest in shares of the Fund in accordance with allocation instructions received from Contract Owners, which allocation rights are further described in the accompanying Prospectus for either the Variable Annuity Contracts or the Variable Life Contracts. The Companies will redeem shares to the extent necessary to provide benefits under the Contracts.

This Prospectus sets forth concisely the information you should know before allocating your investment under your Contract to the Fund. It should be read and retained for future reference. Additional information about the Fund is contained in the Statement of Additional Information, dated November 2, 1998, which has been filed with the Securities and Exchange Commission, and which is available at no charge upon request of the Fund at the address or telephone numbers listed above. The Statement of Additional Information is incorporated herein by reference.

  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES
  AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY
                             IS A CRIMINAL OFFENSE.
                            ------------------------

         MORGAN STANLEY DEAN WITTER ADVISORS INC. -- Investment Manager

This Prospectus must be accompanied by a current Prospectus for the Variable Annuity Contracts issued by Northbrook Life Insurance Company, Allstate Life Insurance Company of New York or Glenbrook Life and Annuity Company or by a current Prospectus for the Variable Life Contracts issued by Northbrook Life Insurance Company, Glenbrook Life and Annuity Company or Paragon Life Insurance Company. Both Prospectuses should be read and retained for future reference.

NO DEALER, SALESMAN, OR OTHER PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS, OTHER THAN THOSE CONTAINED IN THE PROSPECTUS AND IN THE STATEMENT OF ADDITIONAL INFORMATION, IN CONNECTION WITH THE OFFER CONTAINED IN THIS PROSPECTUS AND IN THE STATEMENT OF ADDITIONAL INFORMATION, AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND. THIS PROSPECTUS AND THE STATEMENT OF ADDITIONAL INFORMATION DO NOT CONSTITUTE AN OFFERING IN ANY STATE IN WHICH SUCH OFFERING MAY NOT BE LAWFULLY MADE.

                               TABLE OF CONTENTS

Prospectus Summary..................................................................................          3
Financial Highlights................................................................................          8
The Fund and its Management.........................................................................         14
Investment Objectives and Policies..................................................................         16
  The Money Market Portfolio........................................................................         16
  The Quality Income Plus Portfolio.................................................................         17
  The High Yield Portfolio..........................................................................         18
  The Utilities Portfolio...........................................................................         20
  The Income Builder Portfolio......................................................................         21
  The Dividend Growth Portfolio.....................................................................         23
  The Capital Growth Portfolio......................................................................         23
  The Global Dividend Growth Portfolio..............................................................         24
  The European Growth Portfolio.....................................................................         25
  The Pacific Growth Portfolio......................................................................         26
  The Capital Appreciation Portfolio................................................................         27
  The Equity Portfolio..............................................................................         29
  The S&P 500 Index Portfolio.......................................................................         29
  The Competitive Edge "Best Ideas" Portfolio.......................................................         31
  The Strategist Portfolio..........................................................................         33
  General Portfolio Techniques......................................................................         34
Investment Restrictions.............................................................................         44
Determination of Net Asset Value....................................................................         45
Purchase of Fund Shares.............................................................................         46
Redemption of Fund Shares...........................................................................         47
Dividends, Distributions and Taxes..................................................................         47
Performance Information.............................................................................         48
Additional Information..............................................................................         49
Appendix -- Ratings of Corporate Debt
   Instruments Investments..........................................................................         51

PROSPECTUS SUMMARY
----------------------------------------------------------

THE FUND                The Fund is organized as a Trust, commonly known as a Massachusetts business trust, and is an open-end diversified management investment company. The Fund is comprised of fifteen separate Portfolios: the MONEY MARKET PORTFOLIO, the QUALITY
                        INCOME PLUS PORTFOLIO, the HIGH YIELD PORTFOLIO, the UTILITIES PORTFOLIO, the
                        INCOME BUILDER PORTFOLIO, the DIVIDEND GROWTH PORTFOLIO, the CAPITAL GROWTH
                        PORTFOLIO, the GLOBAL DIVIDEND GROWTH PORTFOLIO, the EUROPEAN GROWTH PORTFOLIO,
                        the PACIFIC GROWTH PORTFOLIO, the CAPITAL APPRECIATION PORTFOLIO, the EQUITY
                        PORTFOLIO, the S&P 500 INDEX PORTFOLIO, the COMPETITIVE EDGE "BEST IDEAS"
                        PORTFOLIO and the STRATEGIST PORTFOLIO (see pages 16 through 44). The Trustees of the Fund may establish additional Portfolios at any time. To the extent that shares are sold to the Companies in order to fund the benefits under Contracts, the structure of the Fund permits Contract Owners, within the limitations described in the Contracts, to allocate the investments underlying the Contracts in response to or in anticipation of changes in market or economic conditions. See the accompanying Prospectus for either the Variable Annuity Contracts or the
                        Variable Life Contracts for a description of the relationship between increases or decreases in the net asset value of Fund shares and any distributions on such shares, and benefits provided under a Contract.
                        Each Portfolio is managed for investment purposes as if it were a separate fund issuing a separate class of shares of beneficial interest, with $.01 par value.
                        The assets of each Portfolio are segregated, so that an interest in the Fund is limited to the assets of the Portfolio in which shares are held and shareholders, such as the Companies, are each entitled to a pro rata share of all dividends and distributions arising from the net investment income and capital gains, if any, of such Portfolio (see pages 47 and 49).
----------------------------------------------------------------------------------------------------------
INVESTMENT              Each Portfolio has distinct investment objectives and policies, and is subject to
OBJECTIVES,             various investment restrictions, some of which apply to all the Portfolios. The
POLICIES,               MONEY MARKET PORTFOLIO seeks high current income, preservation of capital and
RESTRICTIONS            liquidity by investing in short-term money market instruments (see pages 16-17).
AND RISKS               The QUALITY INCOME PLUS PORTFOLIO seeks, as its primary objective, to earn a high level of current income and, as a secondary objective, capital appreciation, but only when consistent with its primary objective, by investing primarily in U.S.
                        Government securities and higher-rated fixed-income securities and by writing covered options on such securities (see pages 17-18). The HIGH YIELD PORTFOLIO seeks, as a primary objective, to earn a high level of current income and, as a secondary objective, seeks capital appreciation, but only when consistent with its primary objective, by investing primarily in lower-rated fixed-income securities, which are commonly known as junk bonds (see pages 18-20). The UTILITIES PORTFOLIO seeks to provide current income and long-term growth of income and capital by investing primarily in equity and fixed-income securities of companies engaged in the public utilities industry (see pages 20-21). The INCOME BUILDER PORTFOLIO seeks, as its primary objective, reasonable income and, as its secondary objective, growth of capital, by investing primarily in income-producing equity securities (see pages 21-23). The DIVIDEND GROWTH PORTFOLIO seeks to provide reasonable current income and long-term growth of income and capital by investing primarily in common stock of companies with a record of paying dividends and the potential for increasing dividends (see page 23). The CAPITAL GROWTH PORTFOLIO seeks long-term capital growth by investing primarily in common stocks (see pages
                        23-24). The GLOBAL DIVIDEND GROWTH PORTFOLIO seeks to provide reasonable current income and long-term growth of income and capital by investing primarily in common stock of companies, issued by issuers worldwide, with a record of paying dividends and the potential for increasing dividends (see pages 24-25). The EUROPEAN GROWTH
                        PORTFOLIO seeks to maximize the capital

                        appreciation of its investments by investing primarily in securities issued by issuers located in Europe (see pages 25-26). The PACIFIC GROWTH PORTFOLIO seeks to maximize the capital appreciation of its investments by investing primarily in securities issued by issuers located in Asia, Australia and New Zealand (see pages
                        26-27). The CAPITAL APPRECIATION PORTFOLIO seeks long-term capital appreciation by investing primarily in the common stocks of U.S. companies that offer the potential for either superior earnings growth and/or appear to be undervalued (see pages 27-29). The EQUITY PORTFOLIO seeks, as a primary objective, capital growth through investments in common stock and, as a secondary objective, income but only when consistent with its primary objective (see page 29). The S&P 500 INDEX
                        PORTFOLIO seeks to provide investment results that, before expenses, correspond to the total return (I.E., the combination of capital changes and income) of the
                        Standard & Poor's-Registered Trademark- 500 Composite Stock Price Index (the "S&P
                        500 Index") by investing, under normal circumstances, at least 80% of the value of its total assets in common stocks included in the S&P 500 Index in approximately the same weightings as the Index (see pages 29-31). The COMPETITIVE EDGE "BEST
                        IDEAS" PORTFOLIO seeks long-term capital growth by investing, under normal circumstances, at least 80% of its net assets in the common stock of U.S. and
                        non-U.S. companies included in the "Best Ideas" subgroup of "Global Investing: The
                        Competitive Edge," a research compilation assembled and maintained by Morgan
                        Stanley Dean Witter Equity Research, and such Supplemental Securities chosen by the Investment Manager (see pages 31-33). The STRATEGIST PORTFOLIO seeks a high total investment return through a fully managed investment policy utilizing equity securities, investment grade fixed-income securities and money market securities, and the writing of covered options on such securities and the collateralized sale of stock index options (see pages 33-34).
                                                            ---------
                        Although the MONEY MARKET PORTFOLIO will attempt to maintain a constant net asset value per share of $1.00, there can be no assurance that the $1.00 net asset value can be maintained. The net asset value of shares of each Portfolio other than the
                        MONEY MARKET PORTFOLIO will fluctuate with changes in the market value of its portfolio holdings. The market value of the Portfolios' securities will increase or decrease due to a variety of economic, market and political factors which cannot be predicted. A decline in prevailing interest rates generally increases the value of fixed-income securities, while an increase in rates generally reduces the value of those securities. Dividends payable by each Portfolio will vary in relation to the amounts of dividends and/or interest paid by its securities holdings.
                        The QUALITY INCOME PLUS PORTFOLIO, the UTILITIES PORTFOLIO, the CAPITAL GROWTH
                        PORTFOLIO, the GLOBAL DIVIDEND GROWTH PORTFOLIO, the EUROPEAN GROWTH PORTFOLIO,
                        the PACIFIC GROWTH PORTFOLIO, the CAPITAL APPRECIATION PORTFOLIO, the COMPETITIVE
                        EDGE "BEST IDEAS" PORTFOLIO and the STRATEGIST PORTFOLIO may purchase put and call options and may enter into transactions involving interest rate futures contracts and bond index futures contracts and options thereon as a means of hedging against changes in the market value of the Portfolio's investments. The UTILITIES
                        PORTFOLIO, the CAPITAL GROWTH PORTFOLIO, the GLOBAL DIVIDEND GROWTH PORTFOLIO, the
                        EUROPEAN GROWTH PORTFOLIO, the PACIFIC GROWTH PORTFOLIO, the CAPITAL APPRECIATION
                        PORTFOLIO, the COMPETITIVE EDGE "BEST IDEAS" PORTFOLIO and the STRATEGIST
                        PORTFOLIO may also hedge against such changes by entering into transactions involving stock index futures contracts and options thereon, and (except for the
                        EUROPEAN GROWTH PORTFOLIO and the PACIFIC GROWTH PORTFOLIO) options on stock indexes. The S&P 500 INDEX PORTFOLIO may enter into stock index futures contracts to simulate full investment in the S&P 500 Index while retaining a cash balance for portfolio management purposes, to facilitate trading, to reduce transaction costs or to seek higher investment returns when a futures contract is priced more attractively than stocks comprising the S&P 500 Index. Each Portfolio may invest, to a different extent, in foreign securities. Foreign securities markets pose different and generally greater risks than those customarily associated with domestic securities and markets including fluctuations in foreign currency exchange rates, foreign tax rates and foreign securities exchange controls.
                        Investment in the QUALITY INCOME PLUS PORTFOLIO, the

                        HIGH YIELD PORTFOLIO, the UTILITIES PORTFOLIO, the INCOME BUILDER PORTFOLIO, the
                        DIVIDEND GROWTH PORTFOLIO, the CAPITAL GROWTH PORTFOLIO, the GLOBAL DIVIDEND
                        GROWTH PORTFOLIO, the EUROPEAN GROWTH PORTFOLIO, THE PACIFIC GROWTH PORTFOLIO, THE
                        CAPITAL APPRECIATION PORTFOLIO, the EQUITY PORTFOLIO, the S&P 500 INDEX PORTFOLIO,
                        the COMPETITIVE EDGE "BEST IDEAS" PORTFOLIO and the STRATEGIST PORTFOLIO involve more risk than investment in the MONEY MARKET PORTFOLIO. The high yield, high risk fixed-income securities in which the HIGH YIELD PORTFOLIO will invest, and the
                        INCOME BUILDER PORTFOLIO may invest, are subject to greater risk of loss of income and principal than higher rated, lower yielding fixed-income securities. The prices of high yield, high risk securities have been found to be less sensitive to changes in prevailing interest rates than higher rated investments, but are likely to be more sensitive to adverse economic changes or individual corporate developments. Investors in these Portfolios should carefully consider the relative risks of investing in high yield securities and should be cognizant of the fact that such securities are not generally meant for short-term investing (see the discussion of lower-rated securities beginning on page 36). Investors in the
                        CAPITAL APPRECIATION PORTFOLIO should be aware that the Portfolio is intended for long-term investors who can accept the risks involved in seeking long-term appreciation through the investment primarily in securities of companies that offer the potential for either superior earnings growth and/or appear to be undervalued (see the discussion of such securities beginning on page 27). In selecting investments for the CAPITAL APPRECIATION PORTFOLIO, the Investment
                        Manager has no general criteria as to a company's asset size, earnings or industry type. Investors in the COMPETITIVE EDGE "BEST IDEAS" PORTFOLIO should be aware that there can be no assurance that the securities contained in the Competitive
                        Edge "Best Ideas" List, which currently consists of only 40 companies, will perform as anticipated. Past performance of securities and issuers included in the
                        Competitive Edge "Best Ideas" List cannot be used to predict future results of the
                        Portfolio, which is actively managed by the Investment Manager and the results of which are expected to vary from the performance of the Competitive Edge "Best
                        Ideas" List.
                        Contract Owners are also directed to the discussion of options and futures transactions (page 39), repurchase agreements (page 38), foreign securities (page
                        34), forward foreign currency exchange contracts (page 35), public utilities securities (page 21), convertible securities (page 37), warrants (page 39), zero coupon securities (page 39), when-issued and delayed delivery securities and forward commitments (page 38) and "when, as and if issued" securities (page 38), concerning risks associated with such securities and management techniques. The
                        Fund is a single diversified investment company, consisting of fifteen Portfolios, and each Portfolio itself is diversified. Diversification does not eliminate investment risk. Contract Owners should review the investment objectives and policies of the Portfolios carefully and consider their ability to assume the risks involved in allocating the investments underlying the Contracts (see pages
                        16-44).
----------------------------------------------------------------------------------------------------------
INVESTMENT              Morgan Stanley Dean Witter Advisors Inc. ("MSDW Advisors"), the Investment Manager
MANAGER                 of the Fund, and its wholly-owned subsidiary, Morgan Stanley Dean Witter Services
                        Company Inc., serve in various investment management, advisory, management and administrative capacities to 100 investment companies and other portfolios with assets of approximately $113.6 billion at September 30, 1998. For its services as
                        Investment Manager, MSDW Advisors receives a monthly advisory fee at an annual rate of 0.40% of the daily net assets of the S&P 500 INDEX PORTFOLIO; at an annual rate of 0.50% of the daily net assets of the HIGH YIELD PORTFOLIO up to $500 million and 0.425% of the daily net assets of that Portfolio exceeding $500 million; at an annual rate of 0.50% of the daily net assets of the QUALITY INCOME
                        PLUS PORTFOLIO up to $500 million and 0.45% of the daily net assets of that
                        Portfolio exceeding $500 million; at an annual rate of 0.50% of the daily net assets of the EQUITY PORTFOLIO up to $1 billion and 0.475% of the daily net assets of that Portfolio exceeding $1 billion; at an annual rate of 0.50% of the daily net assets of each of the

                        MONEY MARKET PORTFOLIO and the STRATEGIST PORTFOLIO; at an annual rate of 0.625%
                        of the daily net assets of the DIVIDEND GROWTH PORTFOLIO up to $500 million, scaled down at various asset levels to 0.45% on the daily net assets of that
                        Portfolio exceeding $2 billion; at an annual rate of 0.65% of the daily net assets of the UTILITIES PORTFOLIO up to $500 million and 0.55% of the daily net assets of that Portfolio exceeding $500 million; at an annual rate of 0.65% of the daily net assets of each of the CAPITAL GROWTH PORTFOLIO and the COMPETITIVE EDGE "BEST
                        IDEAS" PORTFOLIO; at an annual rate of 0.75% of the daily net assets of each of the INCOME BUILDER PORTFOLIO, the GLOBAL DIVIDEND GROWTH PORTFOLIO and the CAPITAL
                        APPRECIATION PORTFOLIO; at an annual rate of 1.0% of the daily net assets of the
                        EUROPEAN GROWTH PORTFOLIO up to $500 million and 0.95% of the daily net assets of the Portfolio exceeding $500 million; and at an annual rate of 0.95% of the daily net assets of the PACIFIC GROWTH PORTFOLIO. Effective December 1, 1998, the
                        compensation payable for investment management services in respect of the EUROPEAN
                        GROWTH PORTFOLIO will be reduced so that MSDW Advisors will receive a monthly advisory fee at an annual rate of 0.95% of the daily net assets of the EUROPEAN
                        GROWTH PORTFOLIO up to $500 million and 0.90% of the daily net assets of the
                        Portfolio exceeding $500 million. The Investment Manager has agreed to assume all expenses of the S&P 500 INDEX PORTFOLIO (except for any brokerage expenses) and to waive the compensation provided for that Portfolio in its Management Agreement with the Fund to the extent that such expenses and compensation on an annualized basis exceed 0.50% of the daily net assets of the S&P 500 INDEX PORTFOLIO (see page 14).
                        Morgan Stanley Asset Management Inc. ("MSAM"), an affiliate of the Investment
                        Manager, has been retained by the Investment Manager as Sub-Advisor to the PACIFIC
                        GROWTH PORTFOLIO (and, effective December 1, 1998, to the EUROPEAN GROWTH
                        PORTFOLIO) to provide investment advice and manage the portfolios, subject to the overall supervision of the Investment Manager. MSAM conducts a worldwide investment advisory business. As of September 30, 1998, MSAM, together with its institutional investment management affiliates, had approximately $156.3 billion in assets under management as an investment manager or as a fiduciary advisor.
                        MSAM receives a monthly fee from the Investment Manager equal to 40% of the
                        Investment Manager's monthly fee in respect of the PACIFIC GROWTH PORTFOLIO and, commencing December 1, 1998, the EUROPEAN GROWTH PORTFOLIO (see page 14).
                        Morgan Grenfell Investment Services Limited ("MGIS") has been retained by the
                        Investment Manager as Sub-Advisor to the EUROPEAN GROWTH PORTFOLIO until November
                        30, 1998 to provide investment advice and manage the portfolio, subject to the overall supervision of the Investment Manager. MGIS currently manages assets in excess of $16 billion primarily for U.S. corporate and public employee plans, endowments, investment companies and foundations. For its services as Sub-Advisor to the EUROPEAN GROWTH PORTFOLIO, MGIS receives a monthly fee from the Investment
                        Manager equal to 40% of the Investment Manager's monthly fee in respect of the
                        EUROPEAN GROWTH PORTFOLIO.
----------------------------------------------------------------------------------------------------------
SHAREHOLDERS            Currently, shares of the Fund are sold only to (1) Northbrook Life Insurance
                        Company ("Northbrook") for allocation to certain separate accounts established to fund the benefits under certain flexible premium deferred variable annuity contracts and certain flexible premium variable life insurance contracts issued by
                        Northbrook, to (2) Allstate Life Insurance Company of New York ("Allstate New
                        York") for allocation to certain separate accounts established to fund the benefits under certain flexible premium deferred variable annuity contracts issued by Allstate New York, to (3) Glenbrook Life and Annuity Company ("Glenbrook") for
                        allocation to certain separate accounts established to fund the benefits under certain flexible premium deferred variable annuity contracts and certain flexible premium variable life insurance contracts issued by Glenbrook, and to (4) Paragon
                        Life Insurance Company ("Paragon") for allocation to a separate account established to fund the benefits under certain flexible premium variable life insurance

                        contracts it issues in connection with an employer-sponsored insurance program offered only to certain employees of Morgan Stanley Dean Witter & Co., the parent company of the Fund's Investment Manager. The separate accounts are sometimes referred to individually as an "Account" and collectively as the "Accounts." The variable annuity contracts issued by Northbrook, Allstate New York and Glenbrook are sometimes referred to as the "Variable Annuity Contracts," the variable life insurance contracts issued by Northbrook, Glenbrook and Paragon are sometimes referred to as the "Variable Life Contracts," and the Variable Annuity Contracts
                        and the Variable Life Contracts are sometimes referred to as the "Contracts."
                        Northbrook, Allstate New York, Glenbrook and Paragon are sometimes referred to as the "Companies." Accordingly, the interest of the Contract Owner with respect to the Fund is subject to the terms of the Contract and is described in the accompanying Prospectus for the Variable Annuity Contracts or the Variable Life
                        Contracts, which should be reviewed carefully by a person considering the purchase of a Contract. The accompanying Prospectus for the Variable Annuity Contracts or
                        the Variable Life Contracts describes the relationship between increases or decreases in the net asset value of Fund shares and any distributions on such shares, and the benefits provided under a Contract. The rights of the Companies as shareholders of the Fund should be distinguished from the rights of a Contract
                        Owner which are described in the Contract. In the future, shares may be allocated to certain other separate accounts or sold to affiliated and/or non-affiliated entities of the Companies in connection with variable annuity contracts or variable life insurance contracts. As long as shares of the Fund are sold only to the Companies, the terms "shareholder" or "shareholders" in this Prospectus shall refer to the Companies. It is conceivable that in the future it may become disadvantageous for both variable life and variable annuity contract separate accounts to invest in the same underlying fund (see pages 46 and 49).
----------------------------------------------------------------------------------------------------------
PURCHASES               Morgan Stanley Dean Witter Distributors Inc. is the distributor of the Fund's
AND                     shares. Shares of the Fund are sold and redeemed at net asset value, I.E., without
REDEMPTIONS             sales charge (see pages 46-47).
----------------------------------------------------------------------------------------------------------
                        THE ABOVE IS QUALIFIED IN ITS ENTIRETY BY THE DETAILED INFORMATION APPEARING
                        ELSEWHERE IN THIS PROSPECTUS, THE STATEMENT OF ADDITIONAL INFORMATION, AND THE
                        ACCOMPANYING PROSPECTUS FOR EITHER THE VARIABLE ANNUITY CONTRACTS OR THE VARIABLE
                        LIFE CONTRACTS.

FINANCIAL HIGHLIGHTS
----------------------------------------------------------

The following ratios and per share data for a share of beneficial interest outstanding throughout each of the periods through December 31, 1997 for each of the MONEY MARKET PORTFOLIO, the QUALITY INCOME PLUS PORTFOLIO, the HIGH YIELD PORTFOLIO, the UTILITIES PORTFOLIO, the INCOME BUILDER PORTFOLIO, the DIVIDEND GROWTH PORTFOLIO, the CAPITAL GROWTH PORTFOLIO, the GLOBAL DIVIDEND GROWTH PORTFOLIO, the EUROPEAN GROWTH PORTFOLIO, the PACIFIC GROWTH PORTFOLIO, the CAPITAL APPRECIATION PORTFOLIO, the EQUITY PORTFOLIO and the STRATEGIST PORTFOLIO have been audited by PricewaterhouseCoopers LLP, independent accountants. The information for the period ended June 30, 1998 is unaudited. The financial highlights should be read in conjunction with the financial statements, notes thereto, and the unqualified report of independent accountants, which are contained in the Statement of Additional Information. Further information

                      NET ASSET                                                                                   TOTAL
                        VALUE        NET        NET REALIZED    TOTAL FROM                                      DIVIDENDS
                      BEGINNING   INVESTMENT   AND UNREALIZED   INVESTMENT   DIVIDENDS TO    DISTRIBUTIONS TO      AND
 YEAR ENDED DEC. 31   OF PERIOD     INCOME      GAIN (LOSS)     OPERATIONS   SHAREHOLDERS      SHAREHOLDERS     DISTRIBUTIONS
     ----------       ---------   ----------   --------------   ----------   -------------   ----------------   ----------
MONEY MARKET
1988                   $ 1.00       $0.070         --            $ 0.070       $(0.070)          --               $(0.070)
1989                     1.00        0.086         --              0.086        (0.086)          --                (0.086)
1990                     1.00        0.076         --              0.076        (0.076)          --                (0.076)
1991                     1.00        0.056         --              0.056        (0.056)          --                (0.056)
1992                     1.00        0.034         --              0.034        (0.034)          --                (0.034)
1993                     1.00        0.027         --              0.027        (0.027)          --                (0.027)
1994                     1.00        0.037         --              0.037        (0.037)          --                (0.037)
1995                     1.00        0.055         --              0.055        (0.055)          --                (0.055)
1996                     1.00        0.050         --              0.050        (0.050)          --                (0.050)
1997                     1.00        0.051         --              0.051        (0.051)          --                (0.051)
1998(f)                  1.00        0.025         --              0.025        (0.025)          --                (0.025)
QUALITY INCOME PLUS
1988                     9.61        0.85          $(0.16)         0.69         (0.85)           --                 (0.85)
1989                     9.45        0.88            0.28          1.16         (0.88)           --                 (0.88)
1990                     9.73        0.86           (0.24)         0.62         (0.86)           --                 (0.86)
1991                     9.49        0.85            0.85          1.70         (0.85)           --                 (0.85)
1992                    10.34        0.77            0.05          0.82         (0.77)           --                 (0.77)
1993                    10.39        0.69            0.64          1.33         (0.69)           --                 (0.69)
1994                    11.03        0.69           (1.40)        (0.71)        (0.69)           $ (0.18)           (0.87)
1995                     9.45        0.72            1.50          2.22         (0.71)           --                 (0.71)
1996                    10.96        0.71           (0.58)         0.13         (0.72)           --                 (0.72)
1997                    10.37        0.70            0.40          1.10         (0.70)           --                 (0.70)
1998(f)                 10.77        0.34            0.13          0.47         (0.34)           --                 (0.34)
HIGH YIELD
1988                     9.97        1.14           (0.05)         1.09         (1.14)           --                 (1.14)
1989                     9.92        1.30           (2.40)        (1.10)        (1.30)           --                 (1.30)
1990                     7.52        1.13           (2.91)        (1.78)        (1.13)             (0.06)*          (1.19)
1991                     4.55        0.70            1.81          2.51         (0.70)             (0.11)*          (0.81)
1992                     6.25        0.96            0.18          1.14         (0.96)           --                 (0.96)
1993                     6.43        0.81            0.68          1.49         (0.81)           --                 (0.81)
1994                     7.11        0.79           (0.95)        (0.16)        (0.79)           --                 (0.79)
1995                     6.16        0.80            0.08          0.88         (0.78)           --                 (0.78)
1996                     6.26        0.77           (0.06)         0.71         (0.79)           --                 (0.79)
1997                     6.18        0.75           (0.06)         0.69         (0.75)           --                 (0.75)
1998(f)                  6.12        0.36           (0.11)         0.25         (0.36)           --                 (0.36)
UTILITIES
1990(a)                 10.00        0.47           (0.04)         0.43         (0.41)           --                 (0.41)
1991                    10.02        0.54            1.45          1.99         (0.54)           --                 (0.54)
1992                    11.47        0.51            0.88          1.39         (0.52)           --                 (0.52)
1993                    12.34        0.49            1.43          1.92         (0.50)             (0.02)           (0.52)
1994                    13.74        0.53           (1.75)        (1.22)        (0.52)             (0.08)           (0.60)
1995                    11.92        0.53            2.81          3.34         (0.58)           --                 (0.58)
1996                    14.68        0.55            0.70          1.25         (0.55)             (0.04)           (0.59)
1997                    15.34        0.57            3.46          4.03         (0.57)             (0.21)           (0.78)
1998(f)                 18.59        0.29            1.63          1.92         (0.29)             (1.02)           (1.31)
INCOME BUILDER
1997(d)                 10.00        0.44            1.76          2.20         (0.44)           --                 (0.44)
1998(f)                 11.76        0.27            0.32          0.59         (0.27)             (0.11)           (0.38)

----------------------------------------------------------

about the performance of the Portfolios of the Fund is contained in the Fund's Annual Report to Shareholders, which may be obtained without charge upon request to the Fund. See the discussion under the caption "Charges and Other Deductions" in the accompanying prospectus for either the Variable Annuity Contracts or the Variable Life Contracts for a description of charges which may be imposed on the Contracts by the applicable Account. Any such charges are not reflected in the financial highlights below. Inclusion of any such charges would reduce the total return figures for all periods shown. The S&P 500 INDEX PORTFOLIO and the COMPETITIVE EDGE "BEST IDEAS" PORTFOLIO commenced operations on May 18, 1998.

                                                     RATIOS TO
                                                AVERAGE NET ASSETS
     NET                                    ---------------------------
    ASSET                     NET ASSETS                        NET
    VALUE        TOTAL         AT END OF                     INVESTMENT       PORTFOLIO
   END OF      INVESTMENT       PERIOD                         INCOME         TURNOVER
   PERIOD       RETURN+         (000'S)      EXPENSES          (LOSS)           RATE
   -------   --------------   -----------   ----------       ----------       --------
   $ 1.00           7.23%     $   77,304       0.62%            7.04%           N/A
     1.00           9.05          76,701       0.58             8.67            N/A
     1.00           7.89         118,058       0.57             7.60            N/A
     1.00           5.75         104,277       0.57             5.62            N/A
     1.00           3.43          96,151       0.59             3.38            N/A
     1.00           2.75         129,925       0.57             2.71            N/A
     1.00           3.81         268,624       0.55             3.93            N/A
     1.00           5.66         249,787       0.53             5.52            N/A
     1.00           5.11         340,238       0.52             4.97            N/A
     1.00           5.23         335,578       0.52             5.10            N/A
     1.00           2.57(1)      350,070       0.52(2)          5.13(2)         N/A
     9.45           7.32          28,037       0.73             8.87            277%
     9.73          12.78          48,784       0.70             9.09            242
     9.49           6.84          57,407       0.66             9.09            166
    10.34          18.75          81,918       0.60             8.39            105
    10.39           8.26         163,368       0.58             7.41            148
    11.03          12.99         487,647       0.56             6.17            219
     9.45          (6.63)        414,905       0.54             6.88            254
    10.96          24.30         520,579       0.54             7.07            162
    10.37           1.56         474,660       0.53             6.84            182
    10.77          11.09         474,990       0.53             6.71            171
    10.90           4.45(1)      494,138       0.53(2)          6.36(2)          73(1)
     9.92          10.83         192,290       0.56            11.06            140
     7.52         (12.44)         96,359       0.55            13.94             54
     4.55         (25.54)         27,078       0.69            17.98             42
     6.25          58.14          34,603       1.01            12.29            300
     6.43          18.35          40,042       0.74            14.05            204
     7.11          24.08          90,200       0.60            11.80            177
     6.16          (2.47)        111,934       0.59            11.71            105
     6.26          14.93         154,310       0.54            12.67             58
     6.18          11.98         259,549       0.51            12.59             57
     6.12          11.87         368,061       0.53            12.44             95
     6.01           4.18(1)      420,565       0.53(2)         11.88(2)          55(1)
    10.02           4.52(1)       37,597       0.40(2)(3)       6.38(2)          46(1)
    11.47          20.56          68,449       0.80             5.23             25
    12.34          12.64         153,748       0.73             4.63             26
    13.74          15.69         490,934       0.71             3.75             11
    11.92          (9.02)        382,412       0.68             4.21             15
    14.68          28.65         479,070       0.68             4.00             13
    15.34           8.68         440,662       0.67             3.61              9
    18.59          27.15         458,134       0.67             3.48             13
    19.20          10.34(1)      485,873       0.67(2)          3.01(2)           4(1)
    11.76          22.38(1)       55,423       0.15(2)(6)       5.73(2)(6)       41(1)
    11.97           4.94(1)       88,873       0.82(2)          4.88(2)          34(1)

--------------------------------------------------------------------------------

                      NET ASSET
                        VALUE        NET        NET REALIZED    TOTAL FROM                                       TOTAL
                      BEGINNING   INVESTMENT   AND UNREALIZED   INVESTMENT   DIVIDENDS TO   DISTRIBUTIONS TO DIVIDENDS AND
 YEAR ENDED DEC. 31   OF PERIOD     INCOME      GAIN (LOSS)     OPERATIONS   SHAREHOLDERS     SHAREHOLDERS   DISTRIBUTIONS
     ----------       ---------   ----------   --------------   ----------   ------------   ---------------- --------------
DIVIDEND GROWTH
1990(a)                $10.00       $ 0.33         $(1.10)       $  (0.77)     $ (0.30)          --               $  (0.30)
1991                     8.93         0.36           2.08            2.44        (0.37)          --                  (0.37)
1992                    11.00         0.37           0.51            0.88        (0.37)          --                  (0.37)
1993                    11.51         0.36           1.27            1.63        (0.36)          --                  (0.36)
1994                    12.78         0.38          (0.80)          (0.42)       (0.37)          --                  (0.37)
1995                    11.99         0.38           3.89            4.27        (0.41)       $    (0.26)            (0.67)
1996                    15.59         0.41           3.22            3.63        (0.41)            (0.41)            (0.82)
1997                    18.40         0.41           4.20            4.61        (0.41)            (1.00)            (1.41)
1998(f)                 21.60         0.21           1.99            2.20        (0.21)            (2.05)            (2.26)
CAPITAL GROWTH
1991(b)                 10.00         0.15           2.67            2.82        (0.13)          --                  (0.13)
1992                    12.69         0.07           0.13            0.20        (0.08)            (0.02)            (0.10)
1993                    12.79         0.08          (0.98)          (0.90)       (0.08)          --                  (0.08)
1994                    11.81         0.10          (0.26)          (0.16)       (0.10)            (0.03)            (0.13)
1995                    11.52         0.10           3.68            3.78        (0.08)          --                  (0.08)
1996                    15.22         0.08           1.65            1.73        (0.03)            (0.27)            (0.30)
1997                    16.65         0.01           3.90            3.91        (0.08)            (2.19)            (2.27)
1998(f)                 18.29        (0.03)          2.85            2.82       --                 (1.47)            (1.47)
GLOBAL DIVIDEND GROWTH
1994(c)                 10.00         0.23          (0.20)           0.03        (0.21)          --                  (0.21)
1995                     9.82         0.24           1.90            2.14        (0.26)            (0.01)            (0.27)
1996                    11.69         0.24           1.75            1.99        (0.24)            (0.31)            (0.55)
1997                    13.13         0.22           1.37            1.59        (0.23)            (0.60)            (0.83)
1998(f)                 13.89         0.15           1.20            1.35        (0.15)            (1.52)            (1.67)
EUROPEAN GROWTH
1991(b)                 10.00         0.25          (0.13)           0.12        (0.23)          --                  (0.23)
1992                     9.89         0.08           0.32            0.40        (0.10)            (0.01)            (0.11)
1993                    10.18         0.12           3.98            4.10        (0.12)            (0.13)            (0.25)
1994                    14.03         0.17           0.96            1.13        (0.16)            (0.44)            (0.60)
1995                    14.56         0.20           3.50            3.70        (0.19)**          (0.54)            (0.73)
1996                    17.53         0.17           4.91            5.08        (0.04)            (1.01)            (1.05)
1997                    21.56         0.21           3.19            3.40        (0.24)            (1.18)            (1.42)
1998(f)                 23.54         0.36           5.82            6.18        (0.31)            (1.73)            (2.04)
PACIFIC GROWTH
1994(c)                 10.00         0.07          (0.74)          (0.67)      --                 (0.07)            (0.07)
1995                     9.26         0.12           0.41            0.53        (0.09)          --                  (0.09)
1996                     9.70         0.05           0.32            0.37        (0.11)          --                  (0.11)
1997                     9.96         0.12          (3.82)          (3.70)       (0.14)          --                  (0.14)
1998(f)                  6.12         0.04          (1.41)          (1.37)       (0.20)          --                  (0.20)
CAPITAL APPRECIATION
1997(d)                 10.00         0.07           1.25            1.32       --               --               --
1998(f)                 11.32         0.05           0.45            0.50        (0.07)          --                  (0.07)
EQUITY
1988                    12.49         0.39           0.83            1.22        (0.35)          --                  (0.35)
1989                    13.36         0.71           1.77            2.48        (0.70)          --                  (0.70)
1990                    15.14         0.48          (1.03)          (0.55)       (0.49)          --                  (0.49)
1991                    14.10         0.20           8.05            8.25        (0.21)          --                  (0.21)
1992                    22.14         0.23          (0.47)          (0.24)       (0.24)            (1.86)            (2.10)
1993                    19.80         0.15           3.63            3.78        (0.15)            (1.28)            (1.43)
1994                    22.15         0.23          (1.31)          (1.08)       (0.22)            (1.60)            (1.82)
1995                    19.25         0.22           7.92            8.14        (0.25)          --                  (0.25)
1996                    27.14         0.16           2.70            2.86        (0.16)            (3.45)            (3.61)
1997                    26.39         0.18           9.27            9.45        (0.18)            (2.08)            (2.26)
1998(f)                 33.58         0.10           5.91            6.01        (0.10)            (4.47)            (4.57)

----------------------------------------------------------

                                                           RATIOS TO
                                                      AVERAGE NET ASSETS
                                                  ---------------------------
                                                                       NET
   NET ASSET        TOTAL        NET ASSETS AT                      INVESTMENT   PORTFOLIO
   VALUE END      INVESTMENT     END OF PERIOD                       INCOME      TURNOVER
   OF PERIOD       RETURN+          (000'S)          EXPENSES        (LOSS)        RATE
  -----------   --------------   --------------      -------        ---------    ---------
  $    8.93           (7.81)%(1)     $   57,282      0.54%(2)(3)     4.50%(2)       19%(1)
      11.00           27.76              98,023      0.73            3.61            6
      11.51            8.16             192,551      0.69            3.42            4
      12.78           14.34             483,145      0.68            3.01            6
      11.99           (3.27)            572,952      0.64            3.13           20
      15.59           36.38             865,417      0.61            2.75           24
      18.40           23.96           1,288,404      0.57            2.46           23
      21.60           25.61           1,905,906      0.54            2.06           28
      21.54           10.18(1)        2,174,186      0.53(2)         1.82(2)        15(1)
      12.69           28.41(1)           18,400     --   (2)(4)      1.82(2)        32(1)
      12.79            1.64              45,105      0.86            0.62           22
      11.81           (6.99)             50,309      0.74            0.78           36
      11.52           (1.28)             45,715      0.77            0.90           37
      15.22           32.92              66,995      0.74            0.70           34
      16.65           11.55              86,862      0.73            0.52           98
      18.29           24.54             127,100      0.71            0.01          139
      19.64           15.40(1)          145,154      0.70(2)        (0.32)(2)       79(1)
       9.82            0.27(1)          138,486      0.87(2)(5)      2.62(2)        20(1)
      11.69           22.14             205,739      0.88            2.23           55
      13.13           17.49             334,821      0.85            1.94           39
      13.89           12.04             481,613      0.84            1.61           48
      13.57            9.10(1)          522,975      0.83(2)         2.09(2)        25(1)
       9.89            1.34(1)            3.653     --   (2)(4)      3.18(2)        77(1)
      10.18            3.99              10,686      1.73            0.74           97
      14.03           40.88              79,052      1.28            0.97           77
      14.56            8.36             152,021      1.16            1.49           58
      17.53           25.89             188,119      1.17            1.25           69
      21.56           29.99             302,422      1.11            0.97           43
      23.54           16.07             391,441      1.12            1.04           45
      27.68           26.24(1)          520,932      1.09(2)         1.54(2)        26(1)
       9.26           (6.73)(1)          75,425      1.00(2)(5)      0.56(2)        22(1)
       9.70            5.74              98,330      1.44            1.23           53
       9.96            3.89             144,536      1.37            1.01           50
       6.12          (37.70)             68,904      1.44            1.09           58
       4.55          (22.32)(1)          52,693      1.35(2)         1.38(2)        40(1)
      11.32           13.20(1)           32,306     --   (6)         1.30(2)(6)     25(1)
      11.75            4.39(1)           36,964     --   (2)(7)      0.94(2)(7)    125(1)
      13.36            9.84              39,857      0.65            2.77          162
      15.14           18.83              58,316      0.60            4.85           81
      14.10           (3.62)             41,234      0.62            3.38          130
      22.14           59.05              63,524      0.64            1.09          214
      19.80            0.05              77,527      0.62            1.22          286
      22.15           19.72             182,828      0.58            0.69          265
      19.25           (4.91)            225,289      0.57            1.19          299
      27.14           42.53             359,779      0.54            0.97          269
      26.39           12.36             521,908      0.54            0.58          279
      33.58           37.43             823,090      0.52            0.61          145
      35.02           17.90(1)        1,011,556      0.51(2)         0.57(2)        92(1)

--------------------------------------------------------------------------------

                      NET ASSET
                        VALUE        NET        NET REALIZED    TOTAL FROM                                       TOTAL
                      BEGINNING   INVESTMENT   AND UNREALIZED   INVESTMENT   DIVIDENDS TO   DISTRIBUTIONS TO DIVIDENDS AND
 YEAR ENDED DEC. 31   OF PERIOD     INCOME      GAIN (LOSS)     OPERATIONS   SHAREHOLDERS     SHAREHOLDERS   DISTRIBUTIONS
    -----------       ---------   ----------   --------------   ----------   ------------   ---------------- --------------
S&P 500 INDEX
1998(e)(f)             $10.00       $ 0.02         $ 0.25        $   0.27       --               --               --
COMPETITIVE EDGE "BEST IDEAS"
1998(e)(f)              10.00         0.02          (0.16)          (0.14)      --               --               --
STRATEGIST
1988                     9.65         0.70           0.51            1.21      $ (0.64)          --               $  (0.64)
1989                    10.22         0.84           0.20            1.04        (0.79)       $    (0.06)            (0.85)
1990                    10.41         0.61          (0.46)           0.15        (0.67)            (0.08)            (0.75)
1991                     9.81         0.47           2.24            2.71        (0.50)          --                  (0.50)
1992                    12.02         0.44           0.41            0.85        (0.45)            (0.13)            (0.58)
1993                    12.29         0.38           0.86            1.24        (0.38)            (0.47)            (0.85)
1994                    12.68         0.48           0.01            0.49        (0.46)            (0.26)            (0.72)
1995                    12.45         0.62           0.49            1.11        (0.67)            (0.44)            (1.11)
1996                    12.45         0.43           1.39            1.82        (0.43)            (0.12)            (0.55)
1997                    13.72         0.45           1.40            1.85        (0.45)            (0.32)            (0.77)
1998(f)                 14.80         0.19           2.29            2.48        (0.19)            (1.56)            (1.75)

------------------------------

Commencement of operations:
 (a)   March 1, 1990.
 (b)   March 1, 1991.
 (c)   February 23, 1994.
 (d)   January 21, 1997.
 (e)   May 18, 1998.
 (f)   For the six months ended June 30, 1998 (UNAUDITED).
  + Calculated based on the net asset value as of the last business day of the period.
  *    Distributions from capital.
 **    Includes dividends in excess of net investment income of $0.02.
 ***   Less than 0.05%.
 (1)   Not annualized.
 (2)   Annualized.
 (3) If the Investment Manager had not assumed all expenses and waived the management fee for the period March 1, 1990 through August 31, 1990, the ratio of expenses to average net assets would have been 0.75%.
 (4) If the Investment Manager had not assumed all expenses and waived the management fee for the period March 1, 1991 through December 31, 1991, the ratio of expenses to average net assets would have been 1.60% for Capital Growth and 4.12% for European Growth.
 (5) If the Investment Manager had not assumed all expenses and waived its management fee for the period February 23, 1994 through May 12, 1994 for Global Dividend Growth and February 23, 1994 through August 2, 1994 for Pacific Growth, the ratio of expenses to average net assets would have been 0.97% for Global Dividend Growth and 1.40% for Pacific Growth.
 (6) If the Investment Manager had not assumed all expenses and waived its management fee for the period January 21, 1997 through December 3, 1997 for Income Builder and January 21, 1997 through December 31, 1997 for Capital Appreciation, the ratios of expenses and net investment income to average net assets would have been 0.99% and 4.89%, respectively, for Income Builder and 0.97% and 0.33%, respectively, for Capital Appreciation.
 (7) If the Investment Manager had not assumed all expenses and waived its management fee for the six months ending June 30, 1998 for Capital Appreciation, the ratio of expenses and net investment income to average net assets would have been 0.85% and 0.10%, respectively.
 (8) If the Investment Manager had not assumed all expenses and waived its management fee for the period May 18, 1998 through June 30, 1998, for S&P 500 Index and Competitive Edge "Best Ideas", respectively, the ratios of expenses and net investment income to average net assets would have been 1.17% and 0.99%, respectively, for S&P 500 Index and 0.98% and 2.36%, respectively, for Competitive Edge "Best Ideas".

----------------------------------------------------------

                                                           RATIOS TO
                                                      AVERAGE NET ASSETS
                                                  ---------------------------
                                                                       NET
   NET ASSET        TOTAL        NET ASSETS AT                      INVESTMENT   PORTFOLIO
   VALUE END      INVESTMENT     END OF PERIOD                       INCOME      TURNOVER
   OF PERIOD       RETURN+          (000'S)          EXPENSES        (LOSS)        RATE
  -----------   --------------   --------------      -------        ---------    ---------
  $   10.27        $   2.70(1)       $   7,192      --   (2)(8)      --  (2)(8)   --
       9.86           (1.40)(1)         18,317      --   (2)(8)      --  (2)(8)   --  ***(1)
      10.22           12.79             61,947       0.66%           7.29%         310%
      10.41           10.67             88,712       0.57            8.38          282
       9.81            1.56             68,447       0.58            6.10          163
      12.02           28.26             87,779       0.60            4.34           86
      12.29            7.24            136,741       0.58            3.74           87
      12.68           10.38            287,502       0.57            3.11           57
      12.45            3.94            392,760       0.54            3.93          125
      12.45            9.48            388,579       0.52            5.03          329
      13.72           15.02            423,768       0.52            3.30          153
      14.80           13.71            497,028       0.52            3.09          159
      15.53           16.82(1)         576,568       0.52(2)         2.43(2)        52(1)

THE FUND AND ITS MANAGEMENT
----------------------------------------------------------

Morgan Stanley Dean Witter Variable Investment Series (the "Fund") (formerly named Dean Witter Variable Investment Series) is an open-end diversified management investment company. The Fund is a Trust of the type commonly known as a "Massachusetts business trust" and was organized under the laws of The Commonwealth of Massachusetts on February 25, 1983.

Morgan Stanley Dean Witter Advisors Inc. ("MSDW Advisors" or the "Investment Manager"), whose address is Two World Trade Center, New York, New York 10048, is the Fund's Investment Manager. The Investment Manager is a wholly-owned subsidiary of Morgan Stanley Dean Witter & Co. ("MSDW"), a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses--securities, asset management and credit services. The Investment Manager, which was incorporated in July, 1992 under the name Dean Witter InterCapital Inc., changed its name to Morgan Stanley Dean Witter Advisors Inc. on June 22, 1998.

MSDW Advisors and its wholly-owned subsidiary, Morgan Stanley Dean Witter Services Company Inc. ("MSDW Services"), serve in various investment management, advisory, management and administrative capacities to 100 investment companies, 28 of which are listed on the New York Stock Exchange, with combined total assets of approximately $109.5 billion at September 30, 1998. The Investment Manager also manages portfolios of pension plans, other institutions and individuals which aggregated approximately $4.1 billion at such date.

The Fund has retained the Investment Manager to provide administrative services, manage its business affairs and manage the investment of the Fund's assets, including the placing of orders for the purchase and sale of portfolio securities. MSDW Advisors has retained MSDW Services to perform the aforementioned administrative services for the Fund.

With regard to the EUROPEAN GROWTH PORTFOLIO and the PACIFIC GROWTH PORTFOLIO, under a Sub-Advisory Agreement between Morgan Stanley Asset Management Inc. ("MSAM") and the Investment Manager, MSAM provides the PACIFIC GROWTH PORTFOLIO and, commencing December 1, 1998, will provide the EUROPEAN GROWTH PORTFOLIO with investment advice and portfolio management, in each case subject to the overall supervision of the Investment Manager. MSAM, whose address is 1221 Avenue of the Americas, New York, New York 10020, together with its institutional investment management affiliates, had, as of September 30, 1998, approximately $156.3 billion in assets under management as an investment manager or as a fiduciary advisor, primarily for U.S. corporate and public employee benefit plans, investment companies, endowments, foundations and wealthy individuals. MSAM, like MSDW Advisors, is a wholly-owned subsidiary of MSDW.

With regard to the EUROPEAN GROWTH PORTFOLIO, until November 30, 1998, under a Sub-Advisory Agreement between Morgan Grenfell Investment Services Limited ("MGIS") and the Investment Manager, MGIS provides the EUROPEAN GROWTH PORTFOLIO with investment advice and portfolio management, subject to the overall supervision of the Investment Manager. MGIS, whose address is 20 Finsbury Circus, London, England, currently manages assets in excess of $16 billion primarily for U.S. corporate and public employee benefit plans, endowments, investment companies and foundations. MGIS is an indirect subsidiary of Deutsche Bank AG, the largest commercial bank in Germany.

MSAM and MGIS are sometimes collectively referred to as the "Sub-Advisors" and individually as a "Sub-Advisor."

The Fund's Trustees review the various services provided by or under the direction of the Investment Manager (and, for the EUROPEAN GROWTH PORTFOLIO and the PACIFIC GROWTH PORTFOLIO, by the applicable Sub-Advisor) to ensure that the Fund's general investment policies and programs are being properly carried out and that administrative services are being provided to the Fund in a satisfactory manner.

As full compensation for the services and facilities furnished to the Fund and expenses of the Fund assumed by the Investment Manager, the Fund currently pays the Investment Manager monthly compensation calculated daily by applying the annual rate of 0.40% to the net assets of the S&P 500 INDEX PORTFOLIO, by applying the annual rate of 0.50% to the net assets of the HIGH YIELD PORTFOLIO up to $500 million and the annual rate of 0.425% to the net assets of that Portfolio exceeding $500 million, by applying the annual rate of 0.50% to the net assets of the QUALITY INCOME PLUS PORTFOLIO up to $500 million and the annual rate of 0.45% to the net assets of that Portfolio exceeding $500 million, by applying the annual rate of 0.50% to the net assets of the EQUITY PORTFOLIO up to $1 billion and 0.475% to the net assets of that Portfolio exceeding $1 billion, by applying the annual rate of 0.50% to the net assets of each of the MONEY MARKET PORTFOLIO and the STRATEGIST PORTFOLIO, by applying the annual rate of 0.625% to the net assets of the DIVIDEND GROWTH PORTFOLIO up to $500 million, the annual rate of 0.50% to the next $500 million, the annual rate of 0.475% to the next $1 billion, and the annual rate of 0.45% to the net assets of that Portfolio exceeding $2 billion, by applying the annual rate of 0.65% to the net assets of the UTILITIES PORTFOLIO up to $500 million and the annual rate of 0.55% to the net assets of that Portfolio exceeding $500 million, by applying the annual rate of 0.65% to the net assets of each of the CAPITAL GROWTH PORTFOLIO and the COMPETITIVE EDGE "BEST IDEAS" PORTFOLIO, by applying the annual rate of 0.75% to the net assets of each of the INCOME BUILDER PORTFOLIO, the GLOBAL DIVIDEND GROWTH PORTFOLIO and the CAPITAL APPRECIATION PORTFOLIO, by applying the annual rate of 1.0% to the net assets of the EUROPEAN GROWTH PORTFOLIO up to $500 million and the annual rate of 0.95% to the net assets of that Portfolio exceeding $500 million, and by applying the annual rate of 0.95% to the net assets of the PACIFIC GROWTH PORTFOLIO, in each case determined as of the close of each business day. Effective December 1, 1998, the compensation payable for investment management services in respect of the EUROPEAN GROWTH PORTFOLIO will be reduced so that the Fund will pay the Investment Manager monthly compensation calculated daily by applying the annual rate of 0.95% to the net assets of the EUROPEAN GROWTH PORTFOLIO up to $500 million and the annual rate of 0.90% to the net assets of that Portfolio exceeding $500 million, determined as of the close of each business day. As compensation for its services provided to the EUROPEAN GROWTH PORTFOLIO and the PACIFIC GROWTH PORTFOLIO pursuant to the Sub-Advisory Agreements in respect of those Portfolios, the Investment Manager pays the applicable Sub-Advisor monthly compensation equal to 40% of its monthly compensation in respect of each of the EUROPEAN GROWTH PORTFOLIO and the PACIFIC GROWTH PORTFOLIO.

For the year ended December 31, 1997, the Fund accrued total compensation to the Investment Manager amounting to 0.50% of the average daily net assets of each of the MONEY MARKET PORTFOLIO, the QUALITY INCOME PLUS PORTFOLIO, the HIGH YIELD PORTFOLIO, the EQUITY PORTFOLIO and the STRATEGIST PORTFOLIO, 0.53% of the average daily net assets of the DIVIDEND GROWTH PORTFOLIO, 0.65% of the average daily net assets of each of the UTILITIES PORTFOLIO and the CAPITAL GROWTH PORTFOLIO, 0.75% of the average daily net assets of the GLOBAL DIVIDEND GROWTH PORTFOLIO, and 1.0% of the average daily net assets of each of the EUROPEAN GROWTH PORTFOLIO and the PACIFIC GROWTH PORTFOLIO. The total expenses of the MONEY MARKET PORTFOLIO amounted to 0.52% of its average daily net assets, the total expenses of the QUALITY INCOME PLUS PORTFOLIO amounted to 0.53% of the average daily net assets, the total expenses of the HIGH YIELD PORTFOLIO amounted to 0.53% of its average daily net assets, the total expenses of the EQUITY PORTFOLIO amounted to 0.52% of its average daily net assets, the total expenses of the STRATEGIST PORTFOLIO amounted to 0.52% of its average daily net assets, the total expenses of the DIVIDEND GROWTH PORTFOLIO amounted to 0.54% of its average daily net assets, the total expenses of the UTILITIES PORTFOLIO amounted to 0.67% of its average daily net assets, the total expenses of the CAPITAL GROWTH PORTFOLIO amounted to 0.71% of its average daily net assets, the total expenses of the GLOBAL DIVIDEND GROWTH PORTFOLIO amounted to 0.84% of its average daily net assets, the total expenses of the EUROPEAN GROWTH PORTFOLIO amounted to 1.12% of its average daily net assets, and the total expenses of the PACIFIC GROWTH PORTFOLIO amounted to 1.44% of its average daily net assets.

The INCOME BUILDER PORTFOLIO and the CAPITAL APPRECIATION PORTFOLIO commenced operations on January 21, 1997. The Investment Manager had undertaken to assume all expenses of each of these Portfolios (except for any brokerage fees) and to waive the compensation provided for each of these Portfolios in its Management Agreement with the Fund until such time as the pertinent Portfolio has $50 million of net assets or until July 31, 1998 (in the case of the INCOME BUILDER PORTFOLIO) or December 31, 1998 (in the case of the CAPITAL APPRECIATION PORTFOLIO), whichever occurs first. The INCOME BUILDER PORTFOLIO attained $50 million of net assets on December 3, 1997. As of the date of this Prospectus, the CAPITAL APPRECIATION PORTFOLIO has not attained $50 million of net assets.

The S&P 500 INDEX PORTFOLIO and the COMPETITIVE EDGE "BEST IDEAS" PORTFOLIO commenced operations on May 18, 1998. The Investment Manager has undertaken to assume all expenses of each of these Portfolios (except for any brokerage fees) and to waive the compensation provided for each of these Portfolios in its Management Agreement with the Fund until such time as the pertinent Portfolio has $50 million of net assets or until six months from the date of the Portfolio's commencement of operations, whichever occurs first. Thereafter, the Investment Manager has agreed to assume all expenses of the S&P 500 INDEX PORTFOLIO (except for any brokerage fees) and to waive the compensation provided for that Portfolio in its Management Agreement with the Fund to the extent that such expenses and compensation on an annualized basis exceed 0.50% of the daily net assets of the S&P 500 INDEX PORTFOLIO. As of the date of this Prospectus, neither the COMPETITIVE EDGE "BEST IDEAS" PORTFOLIO nor the S&P 500 INDEX PORTFOLIO has attained $50 million of net assets.

Prior to November 1, 1998, the PACIFIC GROWTH PORTFOLIO was sub-advised by MGIS, which currently serves as Sub-Advisor of the EUROPEAN GROWTH PORTFOLIO. In May 1998, MGIS indicated its intention to resign as Sub-Advisor to the PACIFIC GROWTH PORTFOLIO and the EUROPEAN GROWTH PORTFOLIO. On June 2, 1998, the Board of Trustees recommended that a new Sub-Advisory Agreement with MSAM be submitted to shareholders of the EUROPEAN GROWTH PORTFOLIO and the PACIFIC GROWTH PORTFOLIO for approval. The shareholders of those Portfolios approved the new Sub-Advisory Agreement with MSAM on August 18, 1998 and the new Sub-Advisory Agreement became effective with respect to the PACIFIC GROWTH PORTFOLIO on November 1, 1998 and will become effective with respect to the EUROPEAN GROWTH PORTFOLIO on December 1, 1998. On November 1, 1998, the Investment Manager and the Fund amended the Investment Management Agreement to reduce the fee paid by the Fund to the Investment Manager under the Agreement in respect of the PACIFIC GROWTH PORTFOLIO from 1.0% to 0.95% of the Portfolio's daily net assets (effective November 1, 1998) and to reduce the fee paid by the Fund to the Investment Manager under the Agreement in respect of the EUROPEAN GROWTH PORTFOLIO from 1.0% of the Portfolio's daily net assets up to $500 million and 0.95% of the Portfolio's daily net assets over $500 million to 0.95% of the Portfolio's daily net assets up to $500 million and 0.90% of the Portfolio's daily net assets over $500 million (effective December 1, 1998), in each case determined as of the close of each business day.

The Trustees have recommended to shareholders a proposed Reorganization involving the CAPITAL APPRECIATION PORTFOLIO. See "Additional Information" below for further information concerning the Reorganization.

INVESTMENT OBJECTIVES AND POLICIES
----------------------------------------------------------

THE MONEY MARKET PORTFOLIO

The investment objectives of the MONEY MARKET PORTFOLIO are high current income, preservation of capital and liquidity. The MONEY MARKET PORTFOLIO seeks to achieve those objectives by investing in the following money market instruments:

U.S. GOVERNMENT SECURITIES. Obligations issued or guaranteed as to principal and interest by the United States or its agencies (such as the Export-Import Bank of the United States, Federal Housing Administration, and Government National Mortgage Association) or its instrumentalities (such as the Federal Home Loan Bank, Federal Intermediate Credit Banks and Federal Land Bank), including Treasury bills, notes and bonds;

BANK OBLIGATIONS. Obligations (including certificates of deposit and bankers' acceptances) of banks subject to regulation by the U.S. Government and having total assets of $1 billion or more, and instruments secured by such obligations, not including obligations of foreign branches of domestic banks except to the extent below;

EURODOLLAR CERTIFICATES OF DEPOSIT. Eurodollar certificates of deposit issued by foreign branches of domestic banks having total assets of $1 billion or more (see the discussion of foreign securities under "General Portfolio Techniques" below);

OBLIGATIONS OF SAVINGS INSTITUTIONS. Certificates of deposit of savings banks and savings and loan associations, having total assets of $1 billion or more;

FULLY INSURED CERTIFICATES OF DEPOSIT. Certificates of deposit of banks and savings institutions, having total assets of less than $1 billion, if the principal amount of the obligation is insured by the Federal Deposit Insurance Corporation or the Federal Savings and Loan Insurance Corporation, limited to $100,000 principal amount per certificate and to 10% or less of the Portfolio's total assets in all such obligations and in all illiquid assets, in the aggregate;

COMMERCIAL PAPER. Commercial paper rated within the two highest grades by Standard & Poor's Corporation ("S&P") or the highest grade by Moody's Investors Service, Inc. ("Moody's"), or, if not rated, issued by a company having an outstanding debt issue rated at least AA by S&P or Aa by Moody's;

CORPORATE OBLIGATIONS. Corporate obligations, rated at least A by S&P or Moody's, maturing in one year or less.

See the Appendix for an explanation of S&P and Moody's ratings.

VARIABLE RATE OBLIGATIONS. The interest rates payable on certain securities in which the MONEY MARKET PORTFOLIO may invest are not fixed and may fluctuate based upon changes in market rates. Obligations of this type are called "variable rate" obligations. The interest rate payable on a variable rate obligation is adjusted either at predesignated periodic intervals or whenever there is a change in the market rate of interest on which the interest rate payable is based.

The MONEY MARKET PORTFOLIO may enter into repurchase agreements, may lend its portfolio securities and purchase securities on a when-issued or delayed delivery basis, in each case in accordance with the description of those techniques (and subject to the risks) set forth under "General Portfolio Techniques" below and in the Statement of Additional Information.

The investment objectives and policies stated above may not be changed without the approval of the shareholders of the MONEY MARKET PORTFOLIO. The MONEY MARKET PORTFOLIO may not invest in securities other than the types of securities listed above and is subject to other specific investment restrictions as detailed under "Investment Restrictions" below and in the Statement of Additional Information.

Although the MONEY MARKET PORTFOLIO will not generally be managed with a policy of active short-term trading, it may dispose of any portfolio security prior to its maturity if, on the basis of a revised credit evaluation of the issuer or other circumstances or considerations, the Investment Manager believes such disposition advisable.

The MONEY MARKET PORTFOLIO is expected to have a high portfolio turnover due to the short maturities of securities purchased, but this should not affect income or net asset value as brokerage commissions are not normally charged on the purchase or sale of money market instruments.

The MONEY MARKET PORTFOLIO will attempt to balance its objectives of high income, capital preservation and liquidity by investing in securities of varying maturities and risks. The MONEY MARKET PORTFOLIO will not, however, invest in securities that mature in more than one year from the date of purchase (see "Determination of Net Asset Value"). The amounts invested in obligations of various maturities of one year or less will depend on management's evaluation of the risks involved. Longer-term issues, while generally paying higher interest rates, are subject to greater fluctuations in value resulting from general changes in interest rates than shorter-term issues. Thus, when rates on new debt securities increase, the value of outstanding securities may decline, and vice versa. Such changes may also occur, but to a lesser degree, with short-term issues. These changes, if realized, may cause fluctuations in the amount of daily dividends and, in extreme cases, could cause the net asset value per share to decline (see "Determination of Net Asset Value"). Longer-term issues also increase the risk that the issuer may be unable to pay an installment of interest or principal at maturity. Also, in the event of unusually large redemption demands, such securities may have to be sold at a loss prior to maturity, or the MONEY MARKET PORTFOLIO might have to borrow money and incur interest expenses. Either occurrence would adversely impact the amount of daily dividend and could result in a decline in net asset value per share or the redemption by the MONEY MARKET PORTFOLIO of shares held in a shareholder's account. The MONEY MARKET PORTFOLIO will attempt to minimize these risks by investing in longer-term securities when it appears to management that interest rates on such securities are not likely to increase substantially during the period of expected holding, and then only in securities of high quality which are readily marketable. However, there can be no assurance that the MONEY MARKET PORTFOLIO will be successful in achieving this or its other objectives.

THE QUALITY INCOME PLUS PORTFOLIO

The primary investment objective of the QUALITY INCOME PLUS PORTFOLIO is to earn a high level of current income, by investing primarily in U.S. Government securities and other fixed-income securities. As a secondary objective, the QUALITY INCOME PLUS PORTFOLIO will seek capital appreciation but only when consistent with its primary objective. There is no assurance that the objectives will be achieved. The objectives of the QUALITY INCOME PLUS PORTFOLIO are fundamental policies of the Portfolio and, as such, may not be changed without the approval of the shareholders of the QUALITY INCOME PLUS PORTFOLIO.

The QUALITY INCOME PLUS PORTFOLIO has also adopted the following investment policies which are not fundamental policies and may be changed by the Trustees of the Fund without shareholder approval.

In seeking to achieve its objectives, the QUALITY INCOME PLUS PORTFOLIO will normally invest at least 65% of its net assets in a combination of U.S. Government securities and debt securities (including straight debt securities and debt securities convertible into common stock) and "Yankee government bonds," which are U.S. dollar denominated debt securities issued by foreign governments or their respective instrumentalities or agencies which securities are either registered under the Securities Act of 1933 or eligible for resale pursuant to Rule 144A under that Act and pay both principal and interest in U.S. dollars, which have a rating at the time of purchase within the three highest grades as determined by Moody's Investors Service, Inc. ("Moody's") (Aaa, Aa or
A) or Standard & Poor's Corporation ("S&P") (AAA, AA or A) or which, if not rated, are deemed to be of comparable quality by the Fund's Trustees, with a maximum of 20% of the Portfolio's net assets in "Yankee government bonds." However, any security which subsequently receives a rating as low as Baa(3) by Moody's or BBB- by S&P (the lowest investment grade ratings) will be eliminated from the portfolio at such time as the Investment Manager determines that it is practicable to sell the security without undue market or tax consequences to the QUALITY INCOME PLUS PORTFOLIO. A description of corporate bond ratings is contained in the Appendix. See "General Portfolio Techniques" below for a discussion of convertible securities and foreign securities. Securities which may be purchased include zero coupon securities (see "General Portfolio Techniques" below).

Generally, as prevailing interest rates rise, the value of the U.S. Government and other debt securities held by the QUALITY INCOME PLUS PORTFOLIO, and concomitantly, the net asset value of the Portfolio's shares, will fall. Such securities with longer maturities generally tend to produce higher yields and are subject to greater market fluctuation as a result of changes in interest rates than debt securities with shorter maturities. The Portfolio is not limited as to the maturities of the U.S. Government and other debt securities in which it may invest.

U.S. Government securities include:

    (1) U.S. Treasury bills (maturities of one year or less), U.S. Treasury notes (maturities of one to ten years) and U.S. Treasury bonds (generally maturities of greater than ten years), all of which are direct obligations of the U.S. Government and, as such, are backed by the "full faith and credit" of the United States.

    (2) Securities issued by agencies and instrumentalities of the U.S. Government which are backed by the full faith and credit of the United States. Among the agencies and instrumentalities issuing such obligations are the Federal Housing Administration, the Government National Mortgage Association ("GNMA"), the Department of Housing and Urban Development, the Export-Import Bank, the Farmers Home Administration, the General Services Administration, the Maritime Administration and the Small Business Administration. The maturities of such obligations range from three months to thirty years.

    (3) Securities issued by agencies and instrumentalities which are not backed by the full faith and credit of the United States, but whose issuing agency or instrumentality has the right to borrow, to meet its obligations, from an existing line of credit with the U.S. Treasury. Among the agencies and instrumentalities issuing such obligations are the Tennessee Valley Authority, the Federal National Mortgage Association ("FNMA"), the Federal Home Loan Mortgage Corporation ("FHLMC") and the U.S. Postal Service.

    (4) Securities issued by agencies and instrumentalities which are not backed by the full faith and credit of the United States, but which are backed by the credit of the issuing agency or instrumentality. Among the agencies and instrumentalities issuing such obligations are the Federal Farm Credit System and the Federal Home Loan Banks.

Certain of the U.S. Government securities in which the QUALITY INCOME PLUS PORTFOLIO may invest; E.G., certificates issued by GNMA, FNMA and FHLMC, are "mortgage-backed securities," which evidence an interest in a specific pool of mortgages.

These certificates are, in most cases, "pass-through" instruments, wherein the issuing agency guarantees the timely payment of principal and interest on mortgages underlying the certificates, whether or not such amounts are collected by the issuer on the underlying mortgages.

The average life of such certificates varies with the maturities of the underlying mortgage instruments, which may be up to thirty years. This average life is likely to be substantially shorter than the original maturity of the mortgage pools underlying the certificates, as a pool's duration may be shortened by unscheduled or early payments of principal on the underlying mortgages. The occurrence of mortgage prepayments is affected by factors including the prevailing level of interest rates, general economic conditions, the location and age of the mortgage and other social and demographic conditions. For example, during periods of declining interest rates, mortgage prepayments can be expected to accelerate. As prepayment rates vary widely, it is not possible to accurately predict the average life of a particular pool. The net asset value of shares of the QUALITY INCOME PLUS PORTFOLIO and the Portfolio's ability to achieve its investment objectives may be adversely affected by mortgage prepayments.

While the QUALITY INCOME PLUS PORTFOLIO will invest primarily in U.S. Government and other debt securities, it may invest up to 35% of its portfolio (including options on debt instruments, options on futures contracts and futures contracts) in money market instruments, including commercial paper, certificates of deposit, bankers' acceptances and other obligations of domestic banks or domestic branches of foreign banks, or foreign branches of domestic banks, in each case having total assets of at least $500 million, and obligations issued or guaranteed by the United States Government, and, within this portion of the portfolio, up to 15% of its net assets in "Yankee corporate bonds," which are U.S. dollar denominated debt securities issued by foreign corporations which securities are either registered under the Securities Act of 1933 or eligible for resale pursuant to Rule 144A under that Act and pay both principal and interest in U.S. dollars, and which have a rating at the time of purchase within the three highest grades as determined by Moody's or S&P or which, if not rated, are deemed to be of comparable quality by the Fund's Trustees (any security which subsequently receives a rating as low as Baa(3) by Moody's or BBB- by S&P will be eliminated from the portfolio at such time as the Investment Manager determines that it is practicable to sell the security without undue market or tax consequences to the QUALITY INCOME PLUS PORTFOLIO) (see "General Portfolio Techniques" below and in the Statement of Additional Information). Moreover, and notwithstanding any of the above, the QUALITY INCOME PLUS PORTFOLIO may invest in money market instruments without limitation when market conditions dictate a "defensive" investment strategy.

The QUALITY INCOME PLUS PORTFOLIO may enter into repurchase agreements, lend its portfolio securities, purchase securities on a when-issued or delayed delivery basis or a "when, as and if issued" basis, and purchase or sell securities on a forward commitment basis, in each case in accordance with the description of those techniques (and subject to the risks) set forth under "General Portfolio Techniques" below and in the Statement of Additional Information.

    BORROWING. The QUALITY INCOME PLUS PORTFOLIO may borrow money, but only from a bank and in an amount up to 25% of the Portfolio's gross assets taken at the lower of market value or cost, not including the amount borrowed. When the Portfolio borrows it will be because it seeks additional income by leveraging its investments through purchasing securities with the borrowed funds. The QUALITY INCOME PLUS PORTFOLIO will be required to maintain an asset coverage (including the proceeds of borrowings) of at least 300% of such borrowings in accordance with the provisions of the Investment Company Act of 1940, as amended (the "Act").

THE HIGH YIELD PORTFOLIO

The primary investment objective of the HIGH YIELD PORTFOLIO is to earn a high level of current income by investing in a professionally managed diversified portfolio consisting principally of fixed-income securities, which may include both non-convertible and convertible debt securities and preferred stocks. As a secondary objective, the HIGH YIELD PORTFOLIO will seek capital appreciation, but only when consistent with its primary objective. Capital appreciation may result, for example, from an improvement in the credit standing of an issuer whose securities are held in the portfolio of the HIGH YIELD PORTFOLIO or from a general decline in interest rates, or a combination of both. Conversely, capital depreciation may result, for example, from a lowered credit standing or a general rise in interest rates, or a combination of both. There is no assurance that the objectives will be achieved.

The objectives of the HIGH YIELD PORTFOLIO may not be changed without the approval of the shareholders of the HIGH YIELD PORTFOLIO. The following policies may be changed by the Trustees of the Fund without shareholder approval:

The higher yields sought by the HIGH YIELD PORTFOLIO are generally obtainable from securities rated in the lower categories by recognized rating services. The HIGH YIELD PORTFOLIO seeks high current income by investing principally in fixed-income securities, as described above, which are rated Baa or lower by Moody's Investors Service, Inc. ("Moody's"), or BBB or lower by Standard & Poor's Corporation ("S&P"). Fixed-income securities rated Baa by Moody's or BBB by S&P have speculative characteristics greater than those of more highly-rated bonds, while fixed-income securities rated Ba or BB or lower by Moody's and S&P, respectively, are considered to be speculative investments. Furthermore, the HIGH YIELD PORTFOLIO does not have any minimum quality rating standard for its investments. As such, the High Yield Portfolio may invest in securities rated as low as Caa, Ca or C by Moody's or CCC, CC, C or CI by S&P. Fixed-income securities rated Caa or Ca by Moody's may already be in default on payment of interest or principal, while bonds rated C by Moody's, their lowest bond rating, can be regarded as having extremely poor prospects of ever attaining any real investment standing. Bonds rated CI by S&P, their lowest bond rating, are no longer making interest payments. For a further discussion of the characteristics and risks associated with high yield securities, and for a discussion of convertible securities, see "General Portfolio Techniques" below. A description of corporate bond ratings is contained in the Appendix.

Non-rated securities will also be considered for investment by the HIGH YIELD PORTFOLIO when the Investment Manager believes that the financial condition of the issuers of such securities, or the protection afforded by the terms of the securities themselves, makes them appropriate investments for the HIGH YIELD PORTFOLIO.

All fixed-income securities are subject to two types of risks: the credit risk and the interest rate risk. The credit risk relates to the ability of the issuer to meet interest or principal payments or both as they come due. The interest rate risk refers to the fact that there are fluctuations in net asset value of any portfolio of fixed-income securities resulting from the inverse relationship between price and yield of fixed-income securities; that is, when the general level of interest rates rises, the prices of outstanding fixed-income securities generally decline, and when interest rates fall, prices generally rise.

The ratings of fixed-income securities by Moody's and S&P are a generally accepted barometer of credit risk. However, as the creditworthiness of issuers of lower-rated fixed-income securities is more problematical than that of the issuers of higher-rated fixed-income securities, the achievements of the HIGH YIELD PORTFOLIO's investment objectives will be more dependent upon the Investment Manager's own credit analysis than would be the case with a mutual fund investing primarily in higher quality bonds. The Investment Manager will utilize a security's credit rating as simply one indication of an issuer's creditworthiness and will principally rely upon its own analysis of any security currently held by the HIGH YIELD PORTFOLIO or potentially purchasable by the Portfolio.

In determining which securities to purchase or hold for the portfolio of the HIGH YIELD PORTFOLIO and in seeking to reduce the credit and interest rate risks, the Investment Manager will rely on information from various sources, including: the rating of the security; research, analysis and appraisals of brokers and dealers, including Dean Witter Reynolds Inc.; the views of the Trustees of the Fund and others regarding economic developments and interest rate trends; and the Investment Manager's own analysis of factors it deems relevant. The extent to which the Investment Manager is successful in reducing depreciation or losses arising from either interest rate or credit risks depends in part on the Investment Manager's portfolio management skills and judgment in evaluating the factors affecting the value of securities. No assurance can be given regarding the degree of success that will be achieved.

Consistent with its primary investment objective, the HIGH YIELD PORTFOLIO anticipates that, under normal conditions, at least 65% of the value of its total assets will be invested in the lower-rated and non-rated fixed-income securities (including zero coupon securities) previously described. However, when the yields derived from such securities and those derived from higher-rated issues are relatively narrow, the HIGH YIELD PORTFOLIO may invest in the higher-rated issues since they may provide similar yields with somewhat less risk.

Pending investment of proceeds of sale of shares of the HIGH YIELD PORTFOLIO or of its portfolio securities or at other times when market conditions dictate a more "defensive" investment strategy, the HIGH YIELD PORTFOLIO may invest without limit in money market instruments, including commercial paper of corporations organized under the laws of any state or political subdivision of the United States, certificates of deposit, bankers' acceptances and other obligations of domestic banks or domestic branches of foreign banks, or foreign branches of domestic banks, in each case having total assets of at least $500 million, and obligations issued or guaranteed by the United States Government, or foreign governments or their respective instrumentalities or agencies. The yield on these securities will generally tend to be lower than the yield on other securities that can be purchased by the HIGH YIELD PORTFOLIO.

The HIGH YIELD PORTFOLIO may enter into repurchase agreements, invest in foreign securities (including American Depository Receipts, European Depository Receipts or other similar securities convertible into securities of foreign issuers), lend its portfolio securities, purchase securities on a when-issued or delayed delivery basis, or a "when, as and if issued" basis, and purchase or sell securities on a forward commitment basis, in each case in accordance with the description of those investments and techniques (and subject to the risks) set forth under "General Portfolio Techniques" below and in the Statement of Additional Information. The HIGH YIELD PORTFOLIO may purchase unit offerings (where corporate debt securities are offered as a unit with convertible securities, preferred or common stocks, warrants, or any combination thereof) (see the discussion of warrants under "General Portfolio Techniques" below).

PUBLIC UTILITIES. The HIGH YIELD PORTFOLIO's investments in public utilities, if any, may be subject to certain risks (see the description of the risks associated with investment in public utilities set forth below under "The Utilities Portfolio").

SPECIAL INVESTMENT CONSIDERATIONS. Because of the special nature of the HIGH YIELD PORTFOLIO's investment in high yield securities, commonly known as "junk bonds," the Investment Manager must take account of certain special considerations in assessing the risks associated with such investments. Investors should carefully consider the risks of investing in high yield securities (see "General Portfolio Techniques" below and in the Statement of Additional Information for a discussion of the risks of investments in high yield securities).

During the fiscal year ended December 31, 1997, the monthly dollar weighted average ratings of the debt obligations held by the HIGH YIELD PORTFOLIO, expressed as a percentage of the Portfolio's total investments in debt obligations, were as follows:

                                                 PERCENTAGE OF
RATINGS                                        TOTAL INVESTMENTS
---------------------------------------------  -----------------
AAA/Aaa......................................            3.3%
AA/Aa........................................             --
A/A..........................................           12.1
BBB/Baa......................................             --
BB/Ba........................................            6.1
B/B..........................................           59.4
CCC/Caa......................................            2.3
CC/Ca........................................             --
C/C..........................................             --
D............................................             --
Unrated......................................           16.8
                                                       -----
                                                       100.0%

THE UTILITIES PORTFOLIO

The investment objective of the UTILITIES PORTFOLIO is to provide current income and long-term growth of income and capital, by investing primarily in equity and fixed-income securities of companies engaged in the public utilities industry. The objective of the UTILITIES PORTFOLIO may not be changed without the approval of the shareholders of the UTILITIES PORTFOLIO. The term "public utilities industry" consists of companies engaged in the manufacture, production, generation, transmission, sale and distribution of gas and electric energy, as well as companies engaged in the communications field, including telephone, telegraph, satellite, microwave and other companies providing communication facilities for the public, but excluding public broadcasting companies. For purposes of the UTILITIES PORTFOLIO, a company will be considered to be in the public utilities industry if, during the most recent twelve month period, at least 50% of the company's gross revenues, on a consolidated basis, is derived from the public utilities industry. The following investment policies may be changed by the Trustees of the Fund without shareholder approval:

In seeking to achieve its objective, the UTILITIES PORTFOLIO will normally invest at least 65% of its total assets in securities of companies in the public utilities industry. The Investment Manager believes the UTILITIES PORTFOLIO's investment policies are suited to benefit from certain characteristics and historical performance of the securities of public utility companies. Many of these companies have historically set a pattern of paying regular dividends and increasing their common stock dividends over time, and the average common stock dividend yield of utilities historically has substantially exceeded that of industrial stocks. The Investment Manager believes that these factors may not only provide current income but also generally tend to moderate risk and thus may enhance the opportunity for appreciation of securities owned by the UTILITIES PORTFOLIO, although the potential for capital appreciation has historically been lower for many utility stocks compared with most industrial stocks. There can be no assurance that the historical investment performance of the public utilities industry will be indicative of future events and performance. There can be no assurance that the investment objective of the UTILITIES PORTFOLIO will be achieved.

The UTILITIES PORTFOLIO will invest in both equity securities (common stocks and securities convertible into common stock) and fixed income securities (bonds and preferred stock) in the public utilities industry. The UTILITIES PORTFOLIO does not have any set policies to concentrate within any particular segment of the utilities industry. The UTILITIES PORTFOLIO will shift its asset allocation without restriction between types of utilities and between equity and fixed-income securities based upon the Investment Manager's determination of how to achieve the UTILITIES PORTFOLIO's investment objective in light of prevailing market, economic and financial conditions. For example, at a particular time the Investment Manager may choose to allocate up to 100% of the UTILITIES PORTFOLIO's assets in a particular type of security (for example, equity securities) or in a specific utility industry segment (for example, electric utilities). See "General Portfolio Techniques" below for a discussion of convertible securities.

Criteria to be utilized by the Investment Manager in the selection of equity securities include the following screens: earnings and dividend growth; book value; dividend discount; and price/ earnings relationships. In addition, the Investment Manager makes continuing assessments of management, the prevailing regulatory framework and industry trends. The Investment Manager may also utilize computer-based equity selection models in connection with stock allocation in the equity portion of the portfolio. In keeping with the UTILITIES PORTFOLIO's objective, if in the opinion of the Investment Manager favorable conditions for capital growth of equity securities are not prevalent at a particular time, the UTILITIES PORTFOLIO may allocate its assets predominantly or exclusively in debt securities with the aim of obtaining current income as well as preserving capital and thus benefiting long term growth of capital.

The UTILITIES PORTFOLIO may purchase equity securities sold on the New York, American and other stock exchanges and in the over-the-counter market. Fixed-income securities in which the UTILITIES PORTFOLIO may invest are debt securities and preferred stocks, which are rated at the time of purchase Baa or better by Moody's Investors Service, Inc. or BBB or better by Standard & Poor's Corporation or which, if unrated, are deemed to be of comparable quality by the Fund's Trustees (see "General Portfolio Techniques" below for a discussion of the characteristics and risks of investments in fixed-income securities rated Baa or BBB). Under normal circumstances the average weighted maturity of the debt portion of the portfolio is expected to be in excess of seven years. A description of corporate bond ratings is contained in the Appendix.

While the UTILITIES PORTFOLIO will invest primarily in the securities of public utility companies, under ordinary circumstances it may invest up to 35% of its total assets in U.S. Government securities (securities issued or guaranteed as to principal and interest by the

United States or its agencies and instrumentalities), money market instruments, repurchase agreements, options and futures (see "General Portfolio Techniques" below and in the Statement of Additional Information). U.S. Government securities are described above and in the Statement of Additional Information under the caption "The Quality Income Plus Portfolio." The UTILITIES PORTFOLIO may acquire warrants attached to other securities purchased by the Portfolio (see "General Portfolio Techniques" below).

There may be periods during which, in the opinion of the Investment Manager, market conditions warrant reduction of some or all of the UTILITIES PORTFOLIO's securities holdings. During such periods, the UTILITIES PORTFOLIO may adopt a temporary "defensive" posture in which greater than 35% of its total assets are invested in cash or money market instruments which would be eligible investments for the Fund's MONEY MARKET PORTFOLIO (as set forth above under "The Money Market Portfolio").

The UTILITIES PORTFOLIO may enter into repurchase agreements, invest in foreign securities (including American Depository Receipts, European Depository Receipts or other similar securities convertible into securities of foreign issuers), invest in zero coupon securities, invest in real estate investment trusts, lend its portfolio securities, purchase securities on a when-issued or delayed delivery basis or a "when, as and if issued" basis, and purchase or sell securities on a forward commitment basis, in each case in accordance with the description of those investments and techniques (and subject to the risks) set forth under "General Portfolio Techniques" below and in the Statement of Additional Information.

PUBLIC UTILITIES INDUSTRY. The public utilities industry as a whole has certain characteristics and risks particular to that industry. Unlike industrial companies, the rates which utility companies may charge their customers generally are subject to review and limitation by governmental regulatory commissions. Although rate changes of a utility usually fluctuate in approximate correlation with financing costs, due to political and regulatory factors rate changes ordinarily occur only following a delay after the changes in financing costs. This factor will tend to favorably affect a utility company's earnings and dividends in times of decreasing costs, but conversely will tend to adversely affect earnings and dividends when costs are rising. In addition, the value of public utility debt securities (and, to a lesser extent, equity securities) tends to have an inverse relationship to the movement of interest rates.

Among the risks affecting the utilities industry are the following: risks of increases in fuel and other operating costs; the high cost of borrowing to finance capital construction during inflationary periods; restrictions on operations and increased costs and delays associated with compliance with environmental and nuclear safety regulations; the difficulties involved in obtaining natural gas for resale or fuel for generating electricity at reasonable prices; the risks in connection with the construction and operation of nuclear power plants; the effects of energy conservation and the effects of regulatory changes, such as the possible adverse effects of profits on recent increased competition within the telecommunications, electric and natural gas industries and the uncertainties resulting from companies within these industries diversifying into new domestic and international businesses, as well as from agreements by many such companies linking future rate increases to inflation or other factors not directly related to the actual operating profits of the enterprise.

THE INCOME BUILDER PORTFOLIO

The primary investment objective of the INCOME BUILDER PORTFOLIO is to seek reasonable income. Growth of capital is a secondary objective. There can be no assurance that the objectives will be achieved. The objectives of the INCOME BUILDER PORTFOLIO may not be changed without the approval of the shareholders of the INCOME BUILDER PORTFOLIO. The following policies may be changed by the Trustees of the Fund without shareholder approval:

The INCOME BUILDER PORTFOLIO seeks to achieve its objectives by investing, under normal market conditions, at least 65% of its total assets in income-producing equity securities, including common stock, preferred stock and convertible securities. Up to 35% of the Portfolio's assets may be invested in fixed-income securities or common stocks that do not pay a regular dividend but are expected to contribute to the Portfolio's ability to meet its investment objectives.

The INCOME BUILDER PORTFOLIO will invest, under normal market conditions, primarily in common stocks of large-cap companies which have a record of paying dividends and, in the opinion of the Investment Manager, have the potential for maintaining dividends, in preferred stock and in securities convertible into common stocks of small and mid-cap companies. See "General Portfolio Techniques" below for a discussion of convertible securities, including a discussion of "enhanced," "synthetic" and "exchangeable" convertible securities in which the INCOME BUILDER PORTFOLIO may invest. The Investment Manager intends to use a value-oriented investment style in the selection of securities for the portfolio of the INCOME BUILDER PORTFOLIO.

The INCOME BUILDER PORTFOLIO also may invest up to 20% of its total assets in fixed-income securities rated below investment grade. Securities below investment grade are the equivalent of high yield, high risk bonds (commonly known as "junk bonds"). Investment grade is generally considered to be debt securities rated BBB or higher by Standard & Poor's Corporation ("S&P") or Baa or higher by Moody's Investors Service, Inc. ("Moody's"). See "General Portfolio Techniques" below for a discussion of investments in securities rated BBB by S&P or Baa by Moody's. Fixed-income securities rated BBB by S&P or Baa by Moody's, which generally are regarded to have an adequate capacity to pay interest and repay principal, have speculative characteristics. However, the INCOME BUILDER PORTFOLIO will not invest in fixed-income securities that are rated lower than B by S&P or Moody's or, if not rated, are determined to be of comparable quality by the Investment Manager. The INCOME BUILDER PORTFOLIO will not invest in fixed-income securities that are in default in payment of principal or interest. The 20% limitation on securities rated below investment grade in which the INCOME BUILDER PORTFOLIO may invest does not include securities convertible into common stock. A description of fixed-income security ratings is contained in the Appendix. See "General Portfolio Techniques" below for a discussion of the risks of investments in lower rated, high yield securities.

A portion of the INCOME BUILDER PORTFOLIO's assets may be invested in investment grade fixed-income (fixed-rate and adjustable rate) securities such as corporate notes and bonds and obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities. U.S. Government securities are described above and in the Statement of Additional Information under "The Quality Income Plus Portfolio."

The non-governmental debt securities in which the INCOME BUILDER PORTFOLIO will invest will include: (a) corporate debt securities, including bonds, notes and commercial paper, rated in the four highest categories by a nationally recognized statistical rating organization ("NRSRO") including Moody's Investors Service, Inc., Standard & Poor's Corporation, Duff and Phelps, Inc. and Fitch Investors Service, Inc.; and (b) bank obligations, including CDs, banker's acceptances and time deposits, issued by banks with a long-term CD rating in one of the four highest categories by a NRSRO. Investments in securities rated within the four highest rating categories by a NRSRO are considered "investment grade." However, such securities rated within the fourth highest rating category by a NRSRO have speculative characteristics and, therefore, changes in economic conditions or other circumstances are more likely to weaken their capacity to make principal and interest payments than would be the case with investments in securities with higher credit ratings. Where a fixed-income security is not rated by a NRSRO (as may be the case with a foreign security) the Investment Manager will make a determination of its creditworthiness and may deem it to be investment grade. A description of fixed-income security ratings is contained in the Appendix.

Payments of interest and principal on U.S. Government securities are guaranteed by the U.S. Government; however, neither the value nor the yield of corporate notes and bonds and U.S. Government securities which may be invested in by the INCOME BUILDER PORTFOLIO are guaranteed by the U.S. Government. Values and yield of corporate and government bonds will fluctuate with changes in prevailing interest rates and other factors. Generally, as prevailing interest rates rise, the value of corporate notes and bonds and government bonds held by the Portfolio will fall. Securities with longer maturities generally tend to produce higher yields and are subject to greater market fluctuation as a result of changes in interest rates than debt securities with shorter maturities. The INCOME BUILDER PORTFOLIO is not limited as to the maturities of the debt securities in which it may invest.

The Investment Manager intends to follow a "bottom-up" approach in the selection of convertible securities for the INCOME BUILDER PORTFOLIO. Beginning with a universe of about 500 companies, the Investment Manager will narrow the focus to small and mid-cap companies and review the issues to determine if the convertible is trading with the underlying equity security. The yield of the underlying equity security will be evaluated and company fundamentals will be studied to evaluate cash flow, risk/reward balance, valuation and the prospects for growth. The Investment Manager intends to select convertible securities that, in its judgment, are issued by companies with sound management practices and that represent good value.

Money market instruments in which the INCOME BUILDER PORTFOLIO may invest include securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities (Treasury bills, notes and bonds, including zero coupon securities); bank obligations; Eurodollar certificates of deposit; obligations of savings institutions; fully insured certificates of deposit; and commercial paper rated within the four highest grades by Moody's or S&P or, if not rated, issued by a company having an outstanding debt issue rated at least AA by S&P or Aa by Moody's. Such securities may be used to invest uncommitted cash balances. There may be periods during which, in the opinion of the Investment Manager, market conditions warrant reduction of some or all of the Portfolio's securities holdings. During such periods, the INCOME BUILDER PORTFOLIO may adopt a temporary "defensive" posture in which up to 100% of its total assets is invested in money market instruments or cash.

The INCOME BUILDER PORTFOLIO may enter into repurchase agreements, invest in foreign securities (including American Depository Receipts, European Depository Receipts or other similar securities convertible into securities of foreign issuers), invest in warrants, zero coupon securities and real estate investment trusts, lend its portfolio securities, purchase securities which are issued in private placements or are otherwise not readily marketable, purchase securities on a when-issued or delayed delivery basis or a "when, as and if issued" basis, and purchase or sell securities on a forward commitment basis, in each case in accordance with the description of these investments and techniques (and subject to the risks) set forth under "General Portfolio Techniques" below and in the Statement of Additional Information.

The INCOME BUILDER PORTFOLIO is authorized to engage in transactions involving options and futures contracts that would be eligible for use by the STRATEGIST PORTFOLIO, as described under "Options and Futures Transactions" under "General Portfolio Techniques" below and in the Statement of Additional Information. The INCOME BUILDER PORTFOLIO does not, however, presently intend to engage in such options and futures transactions and will not do so unless and until the Fund's prospectus has been revised to reflect this.

SPECIAL INVESTMENT CONSIDERATIONS. Because of the special nature of the INCOME BUILDER PORTFOLIO's investments in high yield securities, commonly known as "junk bonds," the Investment Manager must take account of certain special considerations in assessing the risks associated with such investments. Investors should carefully consider the risks of investing in high yield securities (see "General Portfolio Techniques" below and in the Statement of Additional Information for a discussion of the risks of investments in high yield securities).

During the fiscal year ended December 31, 1997, the monthly dollar weighted average ratings of the debt obligations held by the INCOME BUILDER PORTFOLIO, expressed as a percentage of the Portfolio's total investments in debt obligations, were as follows:

                                                 PERCENTAGE OF
RATINGS                                        TOTAL INVESTMENTS
---------------------------------------------  -----------------
AAA/Aaa......................................            4.0%
AA/Aa........................................             --
A/A..........................................            3.5
BBB/Baa......................................           12.3
BB/Ba........................................           24.3
B/B..........................................           34.8
CCC/Caa......................................             --
CC/Ca........................................             --
C/C..........................................             --
D............................................             --
Unrated......................................           21.1
                                                       -----
                                                       100.0%

THE DIVIDEND GROWTH PORTFOLIO

The investment objective of the DIVIDEND GROWTH PORTFOLIO is to provide reasonable current income and long-term growth of income and capital. There is no assurance that the objective will be achieved. The DIVIDEND GROWTH PORTFOLIO seeks to achieve its investment objective primarily through investments in common stock of companies with a record of paying dividends and the potential for increasing dividends. Net asset value of the DIVIDEND GROWTH PORTFOLIO's shares will fluctuate with changes in market values of portfolio securities. The DIVIDEND GROWTH PORTFOLIO will attempt to avoid speculative securities or those with speculative characteristics.

The investment objective of the DIVIDEND GROWTH PORTFOLIO may not be changed without the approval of the shareholders of the DIVIDEND GROWTH PORTFOLIO. The following policies may be changed by the Trustees of the Fund without shareholder approval:

    (1) Up to 30% of the value of the DIVIDEND GROWTH PORTFOLIO's total assets may be invested in: (a) convertible debt securities, convertible preferred securities, warrants (see "General Portfolio Techniques" below), U.S. Government securities (securities issued or guaranteed as to principal and interest by the United States or its agencies and instrumentalities), corporate debt securities which are rated at the time of purchase Baa or better by Moody's Investors Service, Inc. or BBB or better by Standard & Poor's Corporation or which, if unrated, are deemed to be of comparable quality by the Fund's Trustees (see "General Portfolio Techniques" below for a discussion of the characteristics and risks of investments in fixed-income securities rated Baa or BBB) and/or money market instruments which would be eligible investments for the Fund's MONEY MARKET PORTFOLIO (as set forth above under "The Money Market Portfolio") when, in the opinion of the Investment Manager, the projected total return on such securities is equal to or greater than the expected total return on equity securities or when such holdings might be expected to reduce the volatility of the portfolio (for purposes of this provision, the term "total return" means the difference between the cost of a security and the aggregate of its market value and dividends received); or (b) in money market instruments under any one or more of the following circumstances: (i) pending investment of proceeds of sale of the DIVIDEND GROWTH PORTFOLIO's shares or of portfolio securities; (ii) pending settlement of purchases of portfolio securities; or (iii) to maintain liquidity for the purpose of meeting anticipated redemptions.

    (2) Notwithstanding any of the foregoing limitations, the DIVIDEND GROWTH PORTFOLIO may invest more than 30% of the value of its total assets in money market instruments to maintain, temporarily, a "defensive" posture when, in the opinion of the Investment Manager, it is advisable to do so because of economic or market conditions.

The DIVIDEND GROWTH PORTFOLIO may enter into repurchase agreements, invest in American Depository Receipts, invest in zero coupon securities, invest in real estate investment trusts, lend its portfolio securities, purchase securities on a when-issued or delayed delivery basis or a "when, as and if issued" basis, and purchase or sell securities on a forward commitment basis, in each case in accordance with the description of those investments and techniques (and subject to the risks) set forth under "General Portfolio Techniques" below and in the Statement of Additional Information.

The DIVIDEND GROWTH PORTFOLIO is authorized to engage in transactions involving options and futures contracts which would be eligible for use by the STRATEGIST PORTFOLIO. These transactions are described under "Options and Futures Transactions" under "General Portfolio Techniques" below and in the Statement of Additional Information. The DIVIDEND GROWTH PORTFOLIO does not, however, presently intend to engage in such options and futures transactions and will not do so unless and until the Fund's prospectus were revised to reflect this.

THE CAPITAL GROWTH PORTFOLIO

The investment objective of the CAPITAL GROWTH PORTFOLIO is long-term capital growth. There is no assurance that the objective will be achieved. The investment objective of the CAPITAL GROWTH PORTFOLIO may not be changed without the approval of the shareholders of the CAPITAL GROWTH PORTFOLIO. The following policies may be changed by the Board of Trustees without shareholder approval:

The CAPITAL GROWTH PORTFOLIO seeks to achieve its investment objective by investing, under normal circumstances, at least 65% of its total assets in common stocks. As part of its management of the Portfolio, the Investment Manager will utilize a screening process designed to find companies which have demonstrated a history of consistent growth in earnings and revenues for the past several years. Additionally, screened companies will have solid future earnings growth characteristics and attractive valuations. Companies meeting these requirements will be potential candidates for investment by the CAPITAL GROWTH PORTFOLIO. Subject to the Portfolio's investment objective, the Investment Manager, without notice, may modify the foregoing screening process and/ or may utilize additional or different screening processes in connection with the investment of the Portfolio's assets. Dividend income will not be a consideration in the selection of stocks for purchase.

Although the CAPITAL GROWTH PORTFOLIO will invest primarily in common stocks, the Portfolio may invest up to 35% of its total assets (taken at current value and subject to restrictions appearing elsewhere in this Prospectus), in U.S. Government securities (securities issued or guaranteed as to principal and interest by the United States or its agencies or instrumentalities), and corporate debt securities which are rated at the time of purchase Baa or better by Moody's Investors Service, Inc. or BBB or better by Standard & Poor's Corporation or which, if unrated, are deemed to be of comparable quality by the Fund's Trustees (see "General Portfolio Techniques" below for a discussion of the characteristics and risks of investments in fixed-income securities rated Baa or BBB), convertible securities, money market instruments, repurchase agreements, options and futures (see "General Portfolio Techniques" below and in the Statement of Additional Information). The CAPITAL GROWTH PORTFOLIO may also purchase unit offerings (where corporate debt securities are offered as a unit with convertible securities, preferred or common stocks, warrants, or any combination thereof) (see the discussion of warrants under "General Portfolio Techniques" below). U.S. Government securities are described above and in the Statement of Additional Information under "The Quality Income Plus Portfolio."

There may be periods during which, in the opinion of the Investment Manager, market conditions warrant reduction of some or all of the CAPITAL GROWTH PORTFOLIO's securities holdings. During such periods, the CAPITAL GROWTH PORTFOLIO may adopt a temporary "defensive" posture in which greater than 35% of its total assets are invested in cash or money market instruments which would be eligible investments for the Fund's MONEY MARKET PORTFOLIO (as set forth above under "The Money Market Portfolio").

The CAPITAL GROWTH PORTFOLIO may enter into repurchase agreements, invest in foreign securities (including American Depository Receipts, European Depository Receipts or other similar securities convertible into securities of foreign issuers), invest in zero coupon securities, invest in real estate investment trusts, lend its portfolio securities, purchase securities on a when-issued or delayed delivery basis or a "when, as and if issued" basis, and purchase or sell securities on a forward commitment basis, in each case in accordance with the description of those investments and techniques (and subject to the risks) set forth under "General Portfolio Techniques" below and in the Statement of Additional Information.

THE GLOBAL DIVIDEND GROWTH PORTFOLIO

The investment objective of the GLOBAL DIVIDEND GROWTH PORTFOLIO is to provide reasonable current income and long-term growth of income and capital. This objective is fundamental and may not be changed without shareholder approval. There is no assurance that the objective will be achieved. The GLOBAL DIVIDEND GROWTH PORTFOLIO seeks to achieve its investment objective primarily through investments in common stock of companies, issued by issuers worldwide, with a record of paying dividends and the potential for increasing dividends. The following policies may be changed by the Trustees of the Fund without shareholder approval:

The GLOBAL DIVIDEND GROWTH PORTFOLIO will invest at least 65% of its total assets in dividend-paying equity securities issued by issuers located in various countries around the world. The Portfolio's investment portfolio will also be invested in at least three separate countries.

The GLOBAL DIVIDEND GROWTH PORTFOLIO will maintain a flexible investment policy and, based on a worldwide investment strategy, will invest in a diversified portfolio of securities of companies located throughout the world. The Investment Manager will seek those companies with what, in its opinion, is a strong record of earnings. The percentage of the GLOBAL DIVIDEND GROWTH PORTFOLIO's assets invested in particular geographic sectors will shift from time to time in accordance with the judgement of the Investment Manager.

Up to 35% of the value of the GLOBAL DIVIDEND GROWTH PORTFOLIO's total assets may be invested in: (a) convertible debt securities, convertible preferred securities, warrants (see "General Portfolio Techniques" below), U.S. Government securities (securities issued or guaranteed as to principal and interest by the United States or its agencies and instrumentalities), fixed-income securities issued by foreign governments and international organizations, investment grade corporate debt securities and/or money market instruments when, in the opinion of the Investment Manager, the projected total return on such securities is equal to or greater than the expected total return on equity securities or when such holdings might be expected to reduce the volatility of the portfolio (for purposes of this provision, the term "total return" means the difference between the cost of a security and the aggregate of its market value and dividends received) and forward foreign currency exchange contracts, futures contracts and options (see "General Portfolio Techniques" below and in the Statement of Additional Information); or (b) money market instruments under any one or more of the following circumstances: (i) pending investment of proceeds of sale of the Portfolio's shares or of portfolio securities; (ii) pending settlement of purchases of portfolio securities; or (iii) to maintain liquidity for the purpose of meeting anticipated redemptions. The term investment grade consists of debt instruments rated Baa or higher by Moody's Investors Service, Inc. or BBB or higher by Standard & Poor's Corporation or, if not rated, determined to be of comparable quality by the Investment Manager (see "General Portfolio Techniques" below for a discussion of the characteristics and risks of investments in fixed-income securities rated Baa or BBB). U.S. Government securities are described above and in the Statement of Additional Information under "The Quality Income Plus Portfolio."

The GLOBAL DIVIDEND GROWTH PORTFOLIO may also invest in securities of foreign issuers in the form of American Depository Receipts, European Depository Receipts or other similar securities convertible into securities of foreign issuers, invest in zero coupon securities, purchase equity and fixed-income securities which are issued in private placements and invest up to 10% of its total assets in securities issued by other investment companies (see the discussion of these securities under "General Portfolio Techniques" below).

Notwithstanding the GLOBAL DIVIDEND GROWTH PORTFOLIO's investment objective of seeking total return, the Portfolio may, for "defensive" purposes, without limitation, invest in: obligations of the United States Government, its agencies or instrumentalities; cash and cash equivalents in major currencies; repurchase agreements; and money market instruments which would be eligible investments for the Fund's MONEY MARKET PORTFOLIO (as set forth above under "The Money Market Portfolio").

Investors should carefully consider the risks of investing in securities of foreign issuers and securities denominated in non-U.S. currencies (see "General Portfolio Techniques" below for a discussion of the characteristics and risks of investments in foreign securities).

The GLOBAL DIVIDEND GROWTH PORTFOLIO may enter into repurchase agreements, invest in real estate investment trusts, lend its portfolio securities, purchase securities on a when-issued or delayed delivery basis or a "when, as and if issued" basis, and purchase or sell securities on a forward commitment basis, in each case in accordance with the description of those investments and techniques (and subject to the risks) set forth under "General Portfolio Techniques" below and in the Statement of Additional Information.

THE EUROPEAN GROWTH PORTFOLIO

The investment objective of the EUROPEAN GROWTH PORTFOLIO is to maximize the capital appreciation of its investments. There is no assurance that the objective will be achieved. The investment objective of the EUROPEAN GROWTH PORTFOLIO may not be changed without the approval of the shareholders of the EUROPEAN GROWTH PORTFOLIO. The following policies may be changed by the Board of Trustees without shareholder approval:

The EUROPEAN GROWTH PORTFOLIO seeks to achieve its investment objective by investing at least 65% of its total assets in securities issued by issuers located in countries located in Europe. Such issuers will include companies (i) which are organized under the laws of a European country and have a principal office in a European country, or (ii) which derive 50% or more of their total revenues from business in Europe, or (iii) the equity securities of which are traded principally on a stock exchange in Europe.

The principal countries in which such issuers will be located are France, the United Kingdom, Germany, the Netherlands, Spain, Sweden, Switzerland and Italy. The Portfolio's investment portfolio will be invested in at least three separate countries.

The securities invested in will primarily consist of equity securities issued by companies based in European countries, but may also include fixed-income securities issued or guaranteed by European governments, when it is deemed that such investments are consistent with the EUROPEAN GROWTH PORTFOLIO's investment objective. For example, there may be times when the Investment Manager or the Sub-Advisor determines that the prices of government securities are more likely to appreciate than those of equity securities. Such an occasion might arise when inflation concerns have led to general increases in interest rates. Such fixed-income securities which will be purchased by the Portfolio are likely to be obligations of the treasuries of one of the major European nations. In addition, the EUROPEAN GROWTH PORTFOLIO may invest in fixed-income securities which are, either alone or in combination with a warrant, option or other right, convertible into the common stock of a European issuer, when the Investment Manager or the Sub-Advisor determines that such securities are more likely to appreciate in value than the common stock of such issuers or when the Investment Manager or the Sub-Advisor wishes to hedge the risk inherent in the direct purchase of the equity of a given issuer. The EUROPEAN GROWTH PORTFOLIO will select convertible securities of issuers whose common stock has, in the opinion of the Investment Manager or the Sub-Advisor, a superior investment potential (see "General Portfolio Techniques" below). The EUROPEAN GROWTH PORTFOLIO may also purchase equity and fixed-income securities which are issued in private placements and warrants or other securities conveying the right to purchase common stock, and may invest up to 10% of its total assets in securities issued by other investment companies (see the discussion of these securities under "General Portfolio Techniques" below).

The remainder of the assets of the EUROPEAN GROWTH PORTFOLIO, equalling, at times, up to 35% of the Portfolio's total assets, may be invested in equity and/or governmental and convertible securities issued by issuers located anywhere in the world, including the United States, subject to the Portfolio's investment objective. In addition, this portion of the portfolio will consist of various other financial instruments such as forward foreign currency exchange contracts, futures contracts and options (see "General Portfolio Techniques" below and in the Statement of Additional Information). U.S. Government securities are described above and in the Statement of Additional Information under "The Quality Income Plus Portfolio."

It is anticipated that the securities held by the EUROPEAN GROWTH PORTFOLIO in its portfolio will be denominated, principally, in liquid European currencies. Such currencies include the German mark, French franc, British pound, Dutch guilder, Swiss franc, Swedish krona, Italian lira, and Spanish peseta. In addition, the Portfolio may hold securities denominated in the European Currency Unit (a weighted composite of the currencies of member states of the European Monetary System), which is expected to convert into the euro after December 31, 1998. Securities of issuers within a given country may be denominated in the currency of a different country.

The EUROPEAN GROWTH PORTFOLIO may also invest in securities of foreign issuers in the form of American Depository Receipts, European Depository Receipts or other similar securities convertible into securities of foreign issuers (see the discussion of these securities under "General Portfolio Techniques" below).

There may be periods during which market conditions warrant reduction of some or all of the EUROPEAN GROWTH PORTFOLIO's securities holdings. During such periods, the Portfolio may adopt a temporary "defensive" posture in which greater than 35% of its total assets are invested in cash or money market instruments which would be eligible investments for the Fund's MONEY MARKET PORTFOLIO (as set forth above under "The Money Market Portfolio").

Investors should carefully consider the risks of investing in securities of foreign issuers and securities denominated in non-U.S. currencies (see "General Portfolio Techniques" below for a discussion of the characteristics and risks of investments in foreign securities).

The EUROPEAN GROWTH PORTFOLIO may enter into repurchase agreements, invest in zero coupon securities, lend its portfolio securities, purchase securities on a when-issued or delayed delivery basis or a "when, as and if issued" basis, and purchase or sell securities on a forward commitment basis, in each case in accordance with the description of those investments and techniques (and subject to the risks) set forth under "General Portfolio Techniques" below and in the Statement of Additional Information.

THE PACIFIC GROWTH PORTFOLIO

The investment objective of the PACIFIC GROWTH PORTFOLIO is to maximize the capital appreciation of its investments. There is no assurance that the objective will be achieved. The investment objective of the PACIFIC GROWTH PORTFOLIO may not be changed without the approval of the shareholders of the PACIFIC GROWTH PORTFOLIO. The following policies may be changed by the Board of Trustees without shareholder approval:

The PACIFIC GROWTH PORTFOLIO seeks to achieve its investment objective by investing at least 65% of its total assets in securities issued by issuers located in Asia, Australia and New Zealand. Such issuers will include companies which are organized under the laws of an Asian country, Australia or New Zealand and have a principal office in an Asian country, Australia or New Zealand, or which derive 50% or more of their total revenues from business in an Asian country, Australia or New Zealand.

The principal countries in which such issuers will be located are Japan, Australia, Malaysia, Singapore, Hong Kong, Thailand, the Philippines, Indonesia, Taiwan, South Korea and India. The Portfolio's investment portfolio will be invested in at least three separate countries.

The PACIFIC GROWTH PORTFOLIO may invest more than 25% of its total assets in Japan, reflecting the dominance of the Japanese stock market in the Pacific basin. The concentration of the Portfolio's assets in Japanese issuers will subject the PACIFIC GROWTH PORTFOLIO to the risks of adverse social, political or economic events which occur in Japan. Specifically, investments in the Japanese stock market may entail a higher degree of risk than investments in other markets as, by fundamental measures of corporate valuation, such as its high price-earnings ratios and low dividend yields, the Japanese market as a whole may appear expensive relative to other world stock markets (I.E., the prices of Japanese stocks may be relatively high). In addition, the prices of securities traded on the Japanese markets may be more volatile than many other markets.

The PACIFIC GROWTH PORTFOLIO also may invest over 25% of its total assets in securities issued by issuers located in Hong Kong. In common with the other stock markets of the Pacific Basin, the Hong Kong stock market is more volatile, as measured by standard deviation, than the major equity markets of North America and Europe. On July 1, 1997, Hong Kong became part of the People's Republic of China, and forms a Special Administrative Region within that country. The Government of China has indicated that it will not seek to alter the free market-oriented economic system of Hong Kong for at least fifty years following 1997.

The PACIFIC GROWTH PORTFOLIO may also invest over 25% of its total assets in securities issued by issuers located in each of Malaysia, South Korea and Taiwan. These markets may also be more volatile than many other markets and, as in the case of other international equity markets, the value of equities can be impacted by unforeseen, adverse developments in the macro-economy or currency, political and/or social instability, government regulatory changes or individual corporate developments.

The securities invested in will primarily consist of equity securities issued by companies based in Asian countries, Australia and New Zealand which the Investment Manager and/or Sub-Advisor believe are most likely to help the PACIFIC GROWTH PORTFOLIO meet its investment objective, but may also include fixed-income securities issued or guaranteed by (I.E., are the direct obligations of) the governments of such countries, when it is deemed by the Investment Manager or Sub-Advisor that such investments are consistent with the Portfolio's investment objective. For example, there may be times when the Investment Manager or Sub-Advisor determines that the prices of government securities are more likely to appreciate than those of equity securities. Such an occasion might arise when inflation concerns have led to general increases in interest rates. Such fixed-income securities which will be purchased by the Portfolio are likely to be obligations of the treasuries of Australia or Japan. In addition, the PACIFIC GROWTH PORTFOLIO may invest in fixed-income securities which are, either alone or in combination with a warrant, option or other right, convertible into the common stock of an issuer, when the Investment Manager or the Sub-Advisor determines that such securities are more likely to appreciate in value than the common stock of such issuers or when the Investment Manager or Sub-Advisor wishes to hedge the risk inherent in the direct purchase of the equity of a given issuer, by receiving a steady stream of interest payments. The PACIFIC GROWTH PORTFOLIO will select convertible securities of issuers whose common stock has, in the opinion of the Investment Manager or Sub-Advisor, a potential to appreciate in price (see "General Portfolio Techniques" below). The PACIFIC GROWTH PORTFOLIO may also purchase equity and fixed-income securities which are issued in private placements and warrants or other securities conveying the right to purchase common stock, and may invest up to 10% of its total assets in securities issued by other investment companies (see the discussion of these securities under "General Portfolio Techniques" below).

The decisions of the Investment Manager and Sub-Advisor to invest in securities for the PACIFIC GROWTH PORTFOLIO will be based on a general strategy of selecting those issuers which they believe have shown a high rate of growth in earnings. Moreover, securities will primarily be selected which possess, on both an absolute basis and as compared with other securities in their region and around the world, attractive price/earnings, price/cash flow and price/revenue ratios.

The remainder of the assets of the PACIFIC GROWTH PORTFOLIO, equalling, at times, up to 35% of the Portfolio's total assets, may be invested in equity and/or fixed-income and convertible securities issued by issuers located anywhere in the world, including the United States, subject to the Fund's investment objective. In addition, this portion of the portfolio will consist of various other financial instruments such as forward foreign currency exchange contracts, futures contracts and options (see "General Portfolio Techniques" below and in the Statement of Additional Information). U.S. government securities are described above and in the Statement of Additional Information under "The Quality Income Plus Portfolio."

It is anticipated that the securities held by the PACIFIC GROWTH PORTFOLIO in its portfolio will be denominated, principally, in the liquid Asian currencies and the Australian dollar. Such currencies include the Japanese yen, Malaysian ringgit, Singapore dollar, Hong Kong dollar, Thai baht, Philippine peso, Indonesia rupiah, Taiwan dollar, South Korean won and Indian rupee. Securities of issuers within a given country may be denominated in the currency of a different country.

The PACIFIC GROWTH PORTFOLIO may also invest in securities of foreign issuers in the form of American Depository Receipts, European Depository Receipts or other similar securities convertible into securities of foreign issuers (see the discussion of these securities under "General Portfolio Techniques" below).

There may be periods during which market conditions warrant reduction of some or all of the PACIFIC GROWTH PORTFOLIO's securities holdings. During such periods, the Portfolio may adopt a temporary "defensive" posture in which greater than 35% of its net assets are invested in cash or money market instruments that would be eligible investments for the Fund's MONEY MARKET PORTFOLIO (as set forth above under "The Money Market Portfolio").

Investors should carefully consider the risks of investing in securities of foreign issuers and securities denominated in non-U.S. currencies (see "General Portfolio Techniques" below for a discussion of the characteristics and risks of investments in foreign securities). In particular, the foreign securities in which the PACIFIC GROWTH PORTFOLIO will be investing may be issued by issuers located in developing countries. Compared to the United States and other developed countries, developing countries may have relatively unstable governments, economies based on only a few industries, and securities markets which trade a small number of securities. Prices on these securities tend to be especially volatile and, in the past, securities in these countries have offered greater potential for gain (as well as loss) than securities of companies located in developed countries.

The PACIFIC GROWTH PORTFOLIO may enter into repurchase agreements, invest in zero coupon securities, lend its portfolio securities, purchase securities on a when-issued or delayed delivery basis or a "when, as and if issued" basis, and purchase or sell securities on a forward commitment basis, in each case in accordance with the description of those investments and techniques (and subject to the risks) set forth under "General Portfolio Techniques" below and in the Statement of Additional Information.

THE CAPITAL APPRECIATION PORTFOLIO

The investment objective of the CAPITAL APPRECIATION PORTFOLIO is long-term capital appreciation. There is no assurance that the objective will be achieved. The investment objective of the CAPITAL APPRECIATION PORTFOLIO may not be changed without the approval of the shareholders of the CAPITAL APPRECIATION PORTFOLIO. The following policies may be changed by the Board of Trustees without shareholder approval:

The CAPITAL APPRECIATION PORTFOLIO seeks to achieve its investment objective by investing, under normal circumstances, at least 65% of its total assets in the common stocks of U.S. companies that, in the opinion of the Investment Manager, offer the potential for either superior earnings growth and/or appear to be undervalued.

The Investment Manager will base the selection of stocks for the portfolio of the CAPITAL APPRECIATION PORTFOLIO on research and analysis, taking into account, among other factors, a company's price/earnings ratio (that is, whether the current stock price appears undervalued in relation to earnings, projected cash flow, or asset value per share; or the price-to-earnings ratio is attractive relative to the company's underlying earnings growth rate), growth in sales, market-to-book ratio, the quality of a company's balance sheet, sales-per-share and profitability in order to determine whether the current market valuation is less than the Investment Manager's view of a company's intrinsic value. Also, when reviewing investments for selection, the Investment Manager will consider the following characteristics of a company: capable management; attractive business niches; pricing flexibility; sound financial and accounting practices and a demonstrated ability or prospects to consistently grow revenues, earnings and cash flow. Stocks may also be selected on the basis of whether the Investment Manager believes that the potential exists for some catalyst (such as increased investor attention, asset sales, a new product/innovation, or a change in management) to cause the stock's price to rise. Such factors are part of the Investment Manager's overall investment selection process.

The Investment Manager has no general criteria as to asset size, earnings or industry type which would make an investment unsuitable for purchase by the CAPITAL APPRECIATION PORTFOLIO. In addition, since the Investment Manager is seeking investments in companies whose securities may appear to be undervalued, there is no limitation on the stock price of any particular investment. However, as a result of the selection process, which focuses on fundamentals in relation to prices, such review of investments will include companies with low-priced stocks. In this category are large companies with low-priced stocks (so-called "fallen angels") which, in the opinion of the Investment Manager, may appear to be undervalued because they are overlooked by many investors, may not be closely followed through investment research and/or their prices may reflect pessimism about the companies' (and/or their industries') outlook. Such companies, by virtue of their stock price, may be takeover candidates. Low-priced stocks are also associated with smaller companies whose securities' value may reflect a discount because of smaller size and lack of research coverage, emerging growth companies and private companies undergoing their initial public offering. The CAPITAL APPRECIATION PORTFOLIO will invest in companies of all sizes. For a discussion of the risks of investing in the securities of such companies, see below.

Consequently, the CAPITAL APPRECIATION PORTFOLIO looks for quality businesses with an investment outlook based upon a mix of growth potential, financial strength and fundamental value. The focus on price and fundamentals sets the Portfolio apart from pure "growth" or pure "value" funds. The CAPITAL APPRECIATION PORTFOLIO's holdings will be widely diversified by industry and company and under most circumstances, at the time of initial purchase, the average position will be less than 1.5% of the Portfolio's net assets.

In addition to U.S. common stock, up to 35% of the CAPITAL APPRECIATION PORTFOLIO's total assets may be invested in debt or preferred equity securities convertible into or exchangeable for equity securities, rights and warrants, when considered by the Investment Manager to be consistent with the Portfolio's investment objective. (For a discussion of each of these types of securities, see "General Portfolio Techniques" below.)

The CAPITAL APPRECIATION PORTFOLIO may also invest in other debt securities without regard to quality or rating, if in the opinion of the Investment Manager such securities meet the investment criteria of the CAPITAL APPRECIATION PORTFOLIO. However, the CAPITAL APPRECIATION PORTFOLIO will not purchase a non-investment grade debt security (or junk bond) if, immediately after such purchase, the Portfolio would have more than 5% of its total assets invested in such securities. See "General Portfolio Techniques" below for a discussion of investment in securities rated Baa by Moody's Investors Service, Inc. or BBB by Standard & Poor's Corporation (the lowest credit ratings designated "investment grade") and a discussion of investments in securities rated lower than investment grade.

The securities in which the CAPITAL APPRECIATION PORTFOLIO invests may or may not be listed on a national stock exchange, but if they are not so listed will generally have an established over-the-counter market.

Given the investment risks described below, an investment in shares of the CAPITAL APPRECIATION PORTFOLIO should not be considered a complete investment program and is not appropriate for all investors. Investors should carefully consider their ability to assume these risks before making an investment in the CAPITAL APPRECIATION PORTFOLIO.

The net asset value of the shares of the CAPITAL APPRECIATION PORTFOLIO will fluctuate with changes in the market value of its portfolio securities. The market value of the portfolio securities of the CAPITAL APPRECIATION PORTFOLIO will increase or decrease due to a variety of economic, market or political factors which cannot be predicted. The CAPITAL APPRECIATION PORTFOLIO is intended for long-term investors who can accept the risks involved in seeking long-term capital appreciation through the investment primarily in the securities of companies that offer the potential for either superior earnings growth and/or appear to be undervalued. In selecting investments for the CAPITAL APPRECIATION PORTFOLIO, the Investment Manager has no general criteria as to a company's asset size, earnings or industry type. It should be recognized that investing in such companies involves greater risk than is customarily associated with investing in more established companies.

The CAPITAL APPRECIATION PORTFOLIO may invest in securities of companies that are not well known to the investing public or followed by many securities analysts, with the result that there may be less publicly available information concerning such securities. Also, these securities may be more volatile in price and have lower trading volumes. In addition, while companies in which the CAPITAL APPRECIATION PORTFOLIO may invest often have sales and earnings growth rates which may exceed those of large companies and may be reflected in more rapid share price appreciation, such companies may have limited operating histories, product lines, markets or financial resources and they may be dependent upon one-person management. These companies may be subject to intense competition from larger companies.

The securities of such companies may have limited marketability and may be subject to more abrupt or erratic movements in price than securities of larger companies or in the market averages in general. In the case of securities of large companies with lower-priced stock (the so-called "fallen angels"), the risk associated with such investment is that the price may continue to fall.

There may be periods during which, in the opinion of the Investment Manager, market conditions warrant a reduction of some or all of the CAPITAL APPRECIATION PORTFOLIO's securities holdings. During such periods, the Portfolio may adopt a temporary "defensive" posture in which greater than 35% of its total assets is invested in cash or money market instruments, including obligations issued or guaranteed as to principal or interest by the United States Government, its agencies or instrumentalities, certificates of deposit, bankers' acceptances and other obligations of domestic banks having total assets of $1 billion or more, and short-term commercial paper of corporations organized under the laws of any state or political subdivision of the United States.

The CAPITAL APPRECIATION PORTFOLIO may enter into repurchase agreements, invest in foreign securities (including American Depository Receipts), zero coupon securities and real estate investment trusts, invest up to 10% of its total assets in securities issued by other investment companies, engage in futures contracts and options transactions, lend its portfolio securities, purchase securities which are issued in private placements or are otherwise not readily marketable, purchase securities on a when-issued or delayed delivery basis or a "when, as and if issued" basis, and purchase or sell securities on a forward commitment basis, in each case in accordance with the description of these investments and techniques (and subject to the risks) set forth under "General Portfolio Techniques" below and in the Statement of Additional Information.

THE EQUITY PORTFOLIO

The portfolio of the EQUITY PORTFOLIO will be actively managed by the Investment Manager with a view to achieving the EQUITY PORTFOLIO's primary investment objective of growth of capital through investments in common stock of companies believed by the Investment Manager to have potential for superior growth. As a secondary objective, the EQUITY PORTFOLIO will seek income, but only when consistent with its primary objective. There can be no assurance that the objectives will be achieved.

The investment objectives of the EQUITY PORTFOLIO may not be changed without the approval of the shareholders of the EQUITY PORTFOLIO. The following policies may be changed by the Trustees of the Fund without shareholder approval:

Consistent with its primary investment objective, the EQUITY PORTFOLIO will invest principally in common stocks, under most conditions, but may also invest in corporate debt securities which are rated at the time of purchase Aa or better by Moody's Investors Service, Inc. or AA or better by Standard & Poor's Corporation (the Portfolio may continue to hold a security even if its quality rating is reduced by a rating service below those specified; see "General Portfolio Techniques" below for a discussion of the risks of holding lower-rated securities), U.S. Government securities (securities issued or guaranteed as to principal and interest by the United States, its agencies or instrumentalities), preferred stocks, securities convertible into common stock, including convertible debt obligations and convertible preferred stocks, and warrants (see the discussion of convertible securities and warrants under "General Portfolio Techniques" below). The EQUITY PORTFOLIO will invest at least 65% of its net assets at all times, except for temporary and defensive purposes, in equity securities and securities convertible into equity securities. In determining the percentage of the EQUITY PORTFOLIO's assets to be invested in equity securities, the Investment Manager may employ valuation models based on various economic and market indicators. Equity assets will be distributed among high-quality, large-capitalization, dividend-oriented stocks, stocks of small-and medium-sized growth-oriented companies, and stocks which it believes to be undervalued regardless of capitalization size. Funds will be allocated among these different approaches based on the Investment Manager's evaluation of economic and market trends and on valuation parameters such as price/earnings ("P/E") ratios, price/book ratios, dividend yields, P/E to growth rate ratios, and/or dividend discount models. While the EQUITY PORTFOLIO may not invest in securities of foreign issuers, it may invest in (a) securities of Canadian issuers registered under the Securities Exchange Act of 1934 and (b) American Depository Receipts ("ADRs") (see the discussion of ADRs under "General Portfolio Techniques" below).

In order to maintain a liquid position or in periods in which general market conditions warrant, in the opinion of the Investment Manager, the adoption of a temporary "defensive" posture, part of the assets of the EQUITY PORTFOLIO may be invested in money market instruments, including obligations issued or guaranteed as to principal or interest by the United States, its agencies or instrumentalities, certificates of deposit, bankers' acceptances and other obligations of domestic banks having total assets of $1 billion or more, and short-term commercial paper of corporations organized under the laws of any state or political subdivision of the United States.

The EQUITY PORTFOLIO may enter into repurchase agreements, invest in zero coupon securities, invest in real estate investment trusts, lend its portfolio securities, purchase securities on a when-issued or delayed delivery basis or a "when, as and if issued" basis, and purchase or sell securities on a forward commitment basis, in each case in accordance with the description of those techniques (and subject to the same risks) set forth under "General Portfolio Techniques" below and in the Statement of Additional Information.

THE S&P 500 INDEX PORTFOLIO

The investment objective of the S&P 500 INDEX PORTFOLIO is to provide investment results that, before expenses, correspond to the total return (I.E., the combination of capital changes and income) of the Standard & Poor's-Registered Trademark- 500 Composite Stock Price Index (the "S&P 500 Index"). This is a fundamental policy and cannot be changed without the approval of the shareholders of the S&P 500 INDEX PORTFOLIO. There is no assurance that the investment objective of the S&P 500 INDEX PORTFOLIO will be achieved. The following policies may be changed by the Trustees of the Fund without shareholder approval:

The S&P 500 INDEX PORTFOLIO seeks to achieve its objective by investing, under normal circumstances (including the attainment by the Portfolio of sufficient asset size), at least 80% of its total assets in common stocks included in the S&P 500 Index in approximately the same weightings as the Index. The Portfolio intends to invest in substantially all of the stocks that comprise the S&P 500 Index in approximately the same weightings as they are represented in the Index. The Portfolio operates as a "straight" index fund and will not be actively managed; as such, adverse performance of a security will ordinarily not result in the elimination of the security from the portfolio of the S&P 500 INDEX PORTFOLIO. The Portfolio will remain fully invested in common stocks even when stock prices are generally falling. Ordinarily, portfolio securities will not be sold except to reflect additions or deletions of the stocks that comprise the S&P 500 Index, including mergers, reorganizations and similar transactions, or as may be necessary to satisfy redemption requests.

Over the long term, the Investment Manager seeks a correlation between the performance of the S&P 500 INDEX PORTFOLIO, before expenses, and that of the S&P 500 Index of 0.95 or better. A figure of 1.00 would indicate perfect correlation. The Portfolio's ability to correlate its performance, before expenses, with the S&P 500 Index may be affected by, among other things, changes in securities markets, the manner in which the S&P 500 Index is calculated and the timing of purchases and redemptions. The Portfolio's ability to correlate its performance to the Index also depends to some extent on the size of the portfolio of the S&P 500 INDEX PORTFOLIO and the size of cash flows into and out of the Portfolio. To accommodate these cash flows, investment changes may be made to maintain the similarity of the Portfolio's portfolio to the S&P 500 Index to the maximum practicable extent. The Investment Manager regularly monitors the correlation and, in the event the desired correlation is not achieved, the Investment Manager will determine what additional investment changes may need to be made.

The S&P 500 INDEX PORTFOLIO may purchase and sell stock index futures contracts, for the following reasons: to simulate full investment in the S&P 500 Index while retaining a cash balance for portfolio management purposes, to facilitate trading, to reduce transaction costs or to seek higher investment returns when a futures contract is priced more attractively than stocks comprising the S&P 500 Index (see the discussion of stock index futures under "General Portfolio Techniques" below and in the Statement of Additional Information).

ADDITIONAL INFORMATION CONCERNING THE S&P 500 INDEX. The S&P 500 Index is a well-known stock market index that includes common stocks of 500 companies from several industrial sectors representing a significant portion of the market value of all common stocks publicly traded in the United States, most of which are listed on the New York Stock Exchange. Stocks in the S&P 500 Index are weighted according to their market capitalization (I.E., the number of shares outstanding multiplied by the stock's current price). The Investment Manager believes that the performance of the S&P 500 Index is representative of the performance of publicly traded common stocks in general. The composition of the S&P 500 Index is determined by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"), and is based on such factors as the market capitalization and trading activity of each stock and its adequacy as a representation of stocks in a particular industry group, and may be changed from time to time.

"Standard & Poor's-Registered Trademark-," "S&P-Registered Trademark-," "S&P 500-Registered Trademark-," "Standard & Poor's 500," and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the S&P 500 INDEX PORTFOLIO. The Portfolio is not sponsored, endorsed, sold or promoted by S&P, and S&P makes no representation regarding the advisability of investing in the S&P 500 INDEX PORTFOLIO. (Please see the Statement of Additional Information which sets forth certain additional disclaimers and limitations of liabilities on behalf on S&P.)

CASH FLOWS; EXPENSES. The ability of the S&P 500 INDEX PORTFOLIO to meet its investment objective depends to some extent on the Investment Manager's ability to manage cash flows (primarily from purchases and redemptions and distributions from the Portfolio's portfolio investments). Generally, the Investment Manager will employ stock index futures to provide liquidity necessary to meet anticipated redemptions or for day-to-day operating purposes. In addition, if considered appropriate, a portion of the Portfolio's assets not exceeding 20% of its total assets may be invested in money market instruments. The Investment Manager will also make investment changes to the portfolio of the S&P 500 INDEX PORTFOLIO to accommodate cash flows while continuing to seek to replicate the total return of the S&P 500 Index. Investors should also be aware that the S&P 500 Index is a hypothetical number which does not take into account brokerage commissions and other transaction costs, custody and other costs of investing, which will be borne by the Fund, and any incremental operating costs (E.G., transfer agency, accounting) borne by the Portfolio. Finally, since the Portfolio seeks to provide investment results that, before expenses, correspond to the total return of the S&P 500 Index, the Investment Manager will generally not attempt to judge the merits of any particular security as an investment.

TEMPORARY INVESTMENTS. A portion of the S&P 500 INDEX PORTFOLIO's assets, not exceeding 20% of its total assets, may be invested temporarily in money market instruments under any one or more of the following circumstances: (a) pending investment of proceeds of sale of shares of the Portfolio, (b) pending settlement of purchases of portfolio securities, or (c) to maintain liquidity for the purpose of meeting anticipated redemptions. The money market instruments in which the

Portfolio may invest are: certificates of deposit of U.S. domestic banks with assets of $1 billion or more, bankers' acceptances, time deposits, U.S. Government and U.S. Government agency securities, and commercial paper rated within the two highest grades by S&P or Moody's Investors Service, Inc. or which, if not rated, are of comparable quality as determined by the Fund's Trustees, and which mature within one year from the date of purchase.

STANDARD & POOR'S DEPOSITARY RECEIPTS ("SPDRS"). The S&P 500 INDEX PORTFOLIO may purchase interests in a unit investment trust holding a portfolio of securities linked to the S&P 500 Index. SPDRs closely track the underlying portfolio of securities, trade like a share of common stock and pay periodic dividends proportionate to those paid by the portfolio of stocks that comprise the S&P 500 Index. The Portfolio may invest up to 10% of its total assets in the aggregate in SPDRs and up to 5% of its total assets in SPDRs issued by a single unit investment trust. As a holder of interest in a unit investment trust, the Portfolio would indirectly bear its ratable share of that unit investment trust's expenses. At the same time the Portfolio would continue to pay its own management fees and other expenses, as a result of which the Portfolio and its shareholders in effect will be absorbing duplicate levels of fees with respect to investments in such unit investment trusts. The liquidity of small holdings of SPDRs will depend upon the existence and liquidity of a secondary market.

The S&P 500 INDEX PORTFOLIO may enter into repurchase agreements, invest in zero coupon securities and foreign securities (including American Depository Receipts) of foreign corporations represented in the S&P 500 Index, and lend its portfolio securities, in each case in accordance with the description of those techniques (and subject to the same risks) set forth under "General Portfolio Techniques" below and in the Statement of Additional Information.

THE COMPETITIVE EDGE "BEST IDEAS" PORTFOLIO

The investment objective of the COMPETITIVE EDGE "BEST IDEAS" PORTFOLIO is long-term capital growth. This is a fundamental policy and cannot be changed without the approval of the shareholders of the COMPETITIVE EDGE "BEST IDEAS" PORTFOLIO. There is no assurance that the investment objective of the COMPETITIVE EDGE "BEST IDEAS" PORTFOLIO will be achieved. The following policies may be changed by the Trustees of the Fund without shareholder approval:

The COMPETITIVE EDGE "BEST IDEAS" PORTFOLIO seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets in the common stock (including depository receipts, such as American Depository Receipts or European Depository Receipts)(see "General Portfolio Techniques" below) of U.S. and non-U.S. companies included in the "Best Ideas" subgroup of "Global Investing: The Competitive Edge," a research compilation assembled and maintained by Morgan Stanley Dean Witter Equity Research ("MSDW Equity Research") and such Supplemental Securities (as defined below) chosen by the Investment Manager.

MSDW EQUITY RESEARCH. MSDW Equity Research is recognized as a world leader in global financial research and provides comprehensive research and in-depth knowledge about general markets and specific companies from around the world. It believes that companies with a sustainable competitive edge in the operations of their businesses are worth more than their weaker competitors. Through its ongoing research and analysis, MSDW Equity Research has developed and undertaken a comprehensive study which it calls "Global Investing: The Competitive Edge" which represents the list of those companies.

Specifically, MSDW Equity Research group's research analysts and strategists presently evaluate approximately 2,000 companies in 21 industry sectors worldwide (the "MSDW Covered Securities"). An initial comprehensive review was conducted in October 1996 and identified 238 companies from the MSDW Covered Securities (then nearly 1,650) as having a long-term sustainable competitive advantage in the global arena (the "Competitive Edge List"). The criteria used to select companies that have a global competitive advantage vary according to industry sector. The Competitive Edge List is currently updated quarterly. From the Competitive Edge List, MSDW Equity Research then assembles a subgroup of 40 companies which it considers at that time to be the most attractive investment opportunities of the companies identified as having a long-term sustainable competitive advantage in the global arena (the "Competitive Edge 'Best Ideas' List"). MSDW Equity Research's Competitive Edge List and Competitive Edge "Best Ideas" List are not compiled with any particular client or product in mind and are not, and will not be, compiled with the COMPETITIVE EDGE "BEST IDEAS" PORTFOLIO in mind. When selecting the companies for its Competitive Edge "Best Ideas" List, MSDW Equity Research does not take into account country or currency risk, and country or industry sector diversification concerns. MSDW publishes other lists of recommended securities that could be appropriate for Portfolio investors but which will not be used by the Investment Manager for choosing securities for the Portfolio. MSDW could at any time cease publishing the Competitive Edge List and the Competitive Edge "Best Ideas" List. In that event the Trustees of the Fund will make a determination of how to proceed in the best interests of shareholders of the COMPETITIVE EDGE "BEST IDEAS" PORTFOLIO consistent with the Portfolio's investment objective. A list of the companies contained on the Competitive Edge "Best Ideas" List as of October 15, 1998 is set forth in the Statement of Additional Information. In order to respond to changing market conditions, MSDW Equity Research may update the Competitive Edge "Best Ideas" List at any time.

In accordance with the COMPETITIVE EDGE "BEST IDEAS" PORTFOLIO's investment restrictions described below, the Portfolio will not invest 25% or more of the value of its total assets in any one industry. In addition, as the Portfolio principally invests in the securities of companies on the Competitive Edge "Best Ideas" List, which currently consists of only 40 companies, the Portfolio will invest in a relatively small universe of securities. Accordingly, the COMPETITIVE EDGE "BEST IDEAS" PORTFOLIO may be highly invested in any one industry or country. It is the intention of the Investment Manager that at least 1% and not more than 5% of the Portfolio's net assets will be invested in each company on the Competitive Edge "Best Ideas" List, determined at the time of investment and subject to the specific investment policies and restrictions described below. However, the Investment Manager may eliminate or reduce its investment in any company on the Competitive Edge "Best Ideas" List below 1% of the Portfolio's net assets, in the following circumstances: (a) the stock is no longer publicly traded, such as in the case of a leveraged buyout or merger; (b) in the view of the Investment Manager, there is a material adverse development with respect to a company, including but not limited to the downgrading of the company's rating by MSDW Equity Research;
(c) concerns that, in view of the price of the company's securities, the depth of the market in those securities and the amount of those securities held or to be held by the Portfolio, retaining shares of that company or making additional purchases would be inadvisable because of liquidity concerns; or (d) the diversification and other requirements that apply to registered investment companies. The Investment Manager will monitor on an ongoing basis all companies falling within any of the circumstances described in this paragraph, and may increase the Portfolio's holdings in such company's shares when and if those conditions cease to exist. The COMPETITIVE EDGE "BEST IDEAS" PORTFOLIO will purchase any security which is added to the Competitive Edge "Best Ideas" List, and will sell a security which is eliminated from the Competitive Edge "Best Ideas" List and any related Supplemental Security (as defined below), as soon as practicable after the Competitive Edge "Best Ideas" List has been updated by MSDW Equity Research, unless the Investment Manager decides to hold such security as a Supplemental Security. Accordingly, securities may be purchased and sold by the Portfolio when such purchases and sales would not be made under traditional investment criteria. The Investment Manager will not have access to the Competitive Edge "Best Ideas" List prior to its quarterly update by MSDW Equity Research.

While the COMPETITIVE EDGE "BEST IDEAS" PORTFOLIO intends to invest in securities on the Competitive Edge "Best Ideas" List, the Portfolio may purchase one or more supplemental securities ("Supplemental Securities") that are not included on the Competitive Edge "Best Ideas" List but are on the Competitive Edge List or, in the event no suitable securities are on the Competitive Edge List, such other securities deemed suitable by the Investment Manager. Supplemental Securities will generally be selected by the Investment Manager from the same or similar industry sector as the security which they are supplementing or replacing. Accordingly, the Portfolio's holdings may not be limited to those on the Competitive Edge "Best Ideas" List. While there is no limit on the total number of Supplemental Securities that the Portfolio may hold, Supplemental Securities and all other securities that are not on the Competitive Edge "Best Ideas" List generally will not exceed 35% of the Portfolio's total assets. In addition, each security on the Competitive Edge "Best Ideas" List which is supplemented or replaced, together with its corresponding Supplemental Securities, will have a combined weighting of no more than 5% of the Portfolio's net assets, determined at the time of investment.

The COMPETITIVE EDGE "BEST IDEAS" PORTFOLIO may invest up to 20% of its total assets in money market instruments or cash. The money market instruments in which the Portfolio may invest are securities issued or guaranteed by the U.S. Government (Treasury bills, notes and bonds (including zero coupon securities) (see "General Portfolio Techniques" below), obligations of American banks and savings institutions having total assets of $1 billion or more, Eurodollar certificates of deposit issued by foreign branches of domestic banks having total assets of $1 billion or more, fully insured certificates of deposit, and commercial paper of American issuers rated within the two highest grades by Moody's Investors Service Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") or, if not rated, issued by a company having an outstanding debt issue rated at least AA by S&P or Aa by Moody's.

There may be periods during which market conditions warrant reduction of some or all of the COMPETITIVE EDGE "BEST IDEAS" PORTFOLIO's securities holdings. During such periods, the Portfolio may adopt a temporary "defensive" posture in which up to 100% of the Portfolio's net assets are invested in cash or money market instruments.

COMPETITIVE EDGE "BEST IDEAS" SELECTION. The net asset value of the Portfolio will fluctuate depending upon, among other things, the performance of the securities included on the Competitive Edge "Best Ideas" List, which currently consists of 40 companies. The Portfolio is subject to all the risks associated with investing in a small universe of securities. There can be no assurance that the securities contained in the Competitive Edge "Best Ideas" List will perform as anticipated. The selection of companies on the Competitive Edge "Best Ideas" List is a subjective determination by MSDW Equity Research. Past performance of the securities and issuers included in the Competitive Edge "Best Ideas" List cannot be used to predict future results of the Portfolio, which is actively managed by the Investment Manager and the results of which are expected to vary from the performance of the Competitive Edge "Best Ideas" List.

POTENTIAL INVESTMENT RESTRICTIONS AND CONSIDERATIONS. The activities of an affiliate of the Investment Manager, including but not limited to Dean Witter Reynolds Inc. or Morgan Stanley & Co. Incorporated, may from time to time limit the Portfolio's ability to purchase or sell securities on the Competitive Edge "Best Ideas" List. For instance, when Dean Witter Reynolds Inc. or Morgan Stanley & Co. Incorporated or one of their affiliates is engaged in an underwriting or other distribution of stock of an issuer, the Investment Manager may be prohibited from purchasing the stock of that issuer for the Portfolio. In addition, the Competitive Edge "Best Ideas" List is available to other clients of MSDW and its affiliates, including the Investment Manager, as well as the Portfolio. The lists are also subject to restrictions related to MSDW's other businesses and particular securities may or may not be on the lists due to other business concerns of, or legal restrictions applicable to, MSDW.

MSDW BUSINESSES. As a diversified financial services firm, with three primary businesses--securities, asset management and credit services, MSDW provides a wide range of financial services to issuers of securities and investors in securities. MSDW and others associated with it may create markets or specialize in, have positions in and affect transactions in securities of companies included on its research lists and may also perform or seek to perform investment banking services for those companies. Within the last three years MSDW may have managed or co-managed public security offerings for companies included on their research lists, and they or their employees may have a long or short position on holdings in the securities, or options on securities, or other related investments of companies included on their research lists.

The COMPETITIVE EDGE "BEST IDEAS" PORTFOLIO may enter into repurchase agreements, invest in foreign securities, forward foreign currency exchange contracts, rights and warrants, private placements and futures contracts and options, and lend its portfolio securities, in each case in accordance with the description of those techniques (and subject to the same risks) set forth under "General Portfolio Techniques" below and in the Statement of Additional Information.

THE STRATEGIST PORTFOLIO

The investment objective of the STRATEGIST PORTFOLIO is to seek a high total investment return through a fully managed investment policy utilizing equity, fixed-income and money market securities, and the writing of covered call and put options. This is a fundamental policy and cannot be changed without the approval of the shareholders of the STRATEGIST PORTFOLIO. In seeking to achieve its objective, the STRATEGIST PORTFOLIO actively allocates assets among the major asset categories of equity securities, fixed-income securities and money market instruments. Total investment return consists of current income (including dividends, interest and, in the case of discounted instruments, discount accretion) and capital appreciation. There can be no assurance that the investment objective of the STRATEGIST PORTFOLIO will be achieved. The following policies may be changed by the Trustees of the Fund without shareholder approval:

The achievement of the STRATEGIST PORTFOLIO's investment objective depends on the ability of the Investment Manager to assess the effect of economic and market trends on different sectors of the market. The Investment Manager believes that superior investment returns at a lower risk are achievable by actively allocating resources to the equity, debt and money market sectors of the market as opposed to relying solely on just one market. At times, the equity market may hold a higher potential return than the debt market and would warrant a higher asset allocation. The reverse would be true when the bond market potential return is higher. Short duration bonds and money market instruments can be used to soften market declines when both bonds and equities are fully priced. Conserving capital during declining markets can contribute to maximizing total return over a longer period of time. In addition, the securities of companies within various economic sectors may at times offer higher returns than other sectors and can thus contribute to superior returns. Finally, the Investment Manager believes that superior stock selection can also contribute to superior total return.

Within the equity sector, the Investment Manager actively allocates funds to those economic sectors expected to benefit from major trends and to individual stocks which are deemed to have superior investment potential. The STRATEGIST PORTFOLIO may purchase equity securities (including warrants, convertible debt obligations and convertible preferred stock) sold on the New York, American and other stock exchanges and in the over-the-counter market. See the discussion of convertible securities and warrants under " General Portfolio Techniques" below.

Within the fixed-income sector of the market, the Investment Manager seeks to maximize the return on its investments by adjusting maturities and coupon rates as well as by exploiting yield differentials among different types of investment grade bonds. Fixed-income securities in which the STRATEGIST PORTFOLIO may invest are short-term to intermediate (one to five year maturities) and intermediate to long-term (greater than five year maturities) debt securities and preferred stocks, including U.S. Government securities (securities issued or guaranteed as to principal and interest by the United States or its agencies and instrumentalities) and corporate securities which are rated at the time of purchase Baa or better by Moody's Investor Service, Inc. or BBB or better by Standard & Poor's Corporation, or which, if unrated, are deemed to be of comparable quality by the Fund's Trustees (a description of corporate bond ratings is contained in the Appendix). Fixed-income securities which may be purchased include zero coupon securities. See the discussion of the characteristics and risks of investments in fixed-income securities rated Baa or BBB and zero coupon securities under "General Portfolio Techniques" below.

Within the money market sector of the market, the Investment Manager seeks to maximize returns by exploiting spreads among short-term instruments. The STRATEGIST PORTFOLIO may invest in money market securities which would be eligible investments for the Fund's MONEY MARKET PORTFOLIO (as set forth above under "The Money Market Portfolio").

The STRATEGIST PORTFOLIO may enter into repurchase agreements, invest in foreign securities (including American Depository Receipts, European Depository Receipts or other similar securities convertible into securities of foreign issuers), invest in real estate investment trusts, lend its portfolio securities, invest in futures contracts and options, purchase securities on a when-issued or delayed delivery basis or a "when, as and if issued" basis, and purchase or sell securities on a forward commitment basis, in each case in accordance with the description of those investments and techniques (and subject to the risks) set forth under "General Portfolio Techniques" below and in the Statement of Additional Information.

GENERAL PORTFOLIO TECHNIQUES

FOREIGN SECURITIES. The EUROPEAN GROWTH PORTFOLIO and the PACIFIC GROWTH PORTFOLIO will invest primarily in foreign securities. The GLOBAL DIVIDEND GROWTH PORTFOLIO will invest a substantial portion of its assets in foreign securities. The COMPETITIVE EDGE "BEST IDEAS" PORTFOLIO may invest a substantial portion of its assets in foreign securities. Each of the INCOME BUILDER PORTFOLIO and the CAPITAL GROWTH PORTFOLIO may invest up to 25% of the value of its total assets, at the time of purchase, in foreign securities (other than securities of Canadian issuers registered under the Securities Exchange Act of 1934 or American Depository Receipts ("ADRs") (described below), on which there is no such limit; investments in certain Canadian issuers may be speculative due to certain political risks and may be subject to substantial price fluctuations). The CAPITAL GROWTH PORTFOLIO's investments in unlisted foreign securities are subject to the overall restrictions applicable to investments in illiquid securities (see "Investment Restrictions"). Each of the HIGH YIELD PORTFOLIO and the STRATEGIST PORTFOLIO may invest up to 20% of its total assets in securities issued by foreign governments and other foreign issuers and in foreign currency issues of domestic issuers, but not more than 10% of its total assets in such securities, whether issued by a foreign or a domestic issuer, which are denominated in foreign currency. The QUALITY INCOME PLUS PORTFOLIO may invest up to 20% of its net assets in "Yankee government bonds," and up to 15% of its net assets in "Yankee corporate bonds," which are U.S. dollar denominated debt securities issued, respectively, by foreign governments or their respective instrumentalities or agencies or by foreign corporations, which securities in each case are either registered under the Securities Act of 1933, or eligible for resale pursuant to Rule 144A under that Act and pay both principal and interest in U.S. dollars. The UTILITIES PORTFOLIO may invest up to 20% of the value of its total assets, at the time of purchase, in securities issued by foreign issuers, with a maximum of 10% of the value of its total assets, at the time of purchase, invested in such securities that are not ADRs. The CAPITAL APPRECIATION PORTFOLIO may invest up to 10% of the value of its total assets in foreign securities. The S&P 500 INDEX PORTFOLIO may purchase common stocks, including American Depository Receipts, of foreign corporations represented in the S&P 500 Index (such securities are listed on the New York Stock Exchange, the American Stock Exchange or the NASDAQ Market System). The QUALITY INCOME PLUS PORTFOLIO and the HIGH YIELD PORTFOLIO may invest in money market obligations of domestic branches of foreign banks, or foreign branches of domestic banks, including Eurodollar Certificates of Deposit, as set forth above under the description of these Portfolios. The MONEY MARKET PORTFOLIO, the UTILITIES PORTFOLIO, the INCOME BUILDER PORTFOLIO, the DIVIDEND GROWTH PORTFOLIO, the CAPITAL GROWTH PORTFOLIO, the GLOBAL DIVIDEND GROWTH PORTFOLIO, the EUROPEAN GROWTH PORTFOLIO, the PACIFIC GROWTH PORTFOLIO, the CAPITAL APPRECIATION PORTFOLIO, the COMPETITIVE EDGE "BEST IDEAS" PORTFOLIO and the STRATEGIST PORTFOLIO may invest in Eurodollar certificates of deposit issued by foreign branches of domestic banks having total assets of $1 billion or more.

Foreign securities investments may be affected by changes in currency rates or exchange control regulations, changes in governmental administration or economic or monetary policy (in the United States and abroad) or changed circumstances in dealings between nations. Fluctuations in the relative rates of exchange between different currencies will affect the value of a Portfolio's investments denominated in foreign currency. Changes in foreign currency exchange rates relative to the U.S. dollar will affect the U.S. dollar value of a Portfolio's assets denominated in that currency and thereby impact upon the Portfolio's total return on such assets.

Foreign currency exchange rates are determined by forces of supply and demand on the foreign exchange markets. These forces are themselves affected by the international balance of payments and other economic and financial conditions, government intervention, speculation and other factors. Moreover, foreign currency exchange rates may be affected by the regulatory control of the exchanges on which the currencies trade. The foreign currency transactions of a Portfolio will be conducted on a spot basis or, in the case of the GLOBAL DIVIDEND GROWTH PORTFOLIO, the EUROPEAN GROWTH PORTFOLIO, the PACIFIC GROWTH PORTFOLIO, and the COMPETITIVE EDGE "BEST IDEAS" PORTFOLIO, through forward foreign currency exchange contracts (described below) or, in the case of those four Portfolios and the CAPITAL APPRECIATION PORTFOLIO, futures contracts (described below under "Options and Futures Transactions"). A Portfolio will incur certain costs in connection with these currency transactions.

Investments in foreign securities will also occasion risks relating to political and economic developments abroad, including the possibility of expropriations or confiscatory taxation, limitations on the use or transfer of Portfolio assets and any effects of foreign social, economic or political instability. Political and economic developments in Europe, especially as they relate to changes in the structure of the European Economic Community and the anticipated development of a unified common market, may have profound effects upon the value of a large segment of the GLOBAL DIVIDEND GROWTH PORTFOLIO and the EUROPEAN GROWTH PORTFOLIO, in particular. Continued progress in the evolution of, for example, a united European common market may be slowed by unanticipated political or social events and may, therefore, adversely affect the value of certain of the securities held by a Portfolio. Foreign companies are not subject to the regulatory requirements of U.S. companies and, as such, there may be less publicly available information about such companies. Moreover, foreign companies are not subject to uniform accounting, auditing and financial reporting standards and requirements comparable to those applicable to U.S. companies.

Securities of foreign issuers may be less liquid than comparable securities of U.S. issuers and, as such, their price changes may be more volatile. Furthermore, foreign exchanges and broker-dealers are generally subject to less government and exchange scrutiny and regulation than their American counterparts. Brokerage commissions, dealer concessions and other transaction costs may be higher on foreign markets than in the U.S. In addition, differences in clearance and settlement procedures on foreign markets may occasion delays in settlements of Portfolio trades effected in such markets. Inability to dispose of portfolio securities due to settlement delays could result in losses to a Portfolio due to subsequent declines in value of such securities and the inability of the Portfolio to make intended security purchases due to settlement problems could result in a failure of the Portfolio to make potentially advantageous investments. To the extent a Portfolio purchases Eurodollar certificates of deposit issued by foreign branches of domestic United States banks, consideration will be given to their domestic marketability, the lower reserve requirements normally mandated for overseas banking operations, the possible impact of interruptions in the flow of international currency transactions, and future international political and economic developments which might adversely affect the payment of principal or interest.

Many European countries are about to adopt a single European currency, the euro (the "Euro Conversion"). The consequences of the Euro Conversion for foreign exchange rates, interest rates and the value of European securities eligible for purchase by the Portfolios are presently unclear. Such consequences may adversely affect the value and/or increase the volatility of securities held by a Portfolio.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS. The HIGH YIELD PORTFOLIO, the UTILITIES PORTFOLIO, the INCOME BUILDER PORTFOLIO, the CAPITAL GROWTH PORTFOLIO, the GLOBAL DIVIDEND GROWTH PORTFOLIO, the EUROPEAN GROWTH PORTFOLIO, the PACIFIC GROWTH PORTFOLIO, the COMPETITIVE EDGE "BEST IDEAS" PORTFOLIO and the STRATEGIST PORTFOLIO may engage in transactions involving forward foreign currency exchange contracts ("forward contracts"). A forward contract involves an obligation to purchase or sell a currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. The HIGH YIELD PORTFOLIO, the UTILITIES PORTFOLIO, the INCOME BUILDER PORTFOLIO, the CAPITAL GROWTH PORTFOLIO and the STRATEGIST PORTFOLIO may enter into forward contracts to facilitate settlement. These Portfolios (and the other Portfolios which may engage in such transactions) will utilize forward foreign contracts in these instances as an attempt to limit the effect of changes in the relationship between the U.S. dollar and the foreign currency during the period between the trade date and settlement date for the transaction. The GLOBAL DIVIDEND GROWTH PORTFOLIO, the EUROPEAN GROWTH PORTFOLIO, the PACIFIC GROWTH PORTFOLIO and the COMPETITIVE EDGE "BEST IDEAS" PORTFOLIO may enter into such contracts for the foregoing purpose and generally may enter into such contracts as a hedge against fluctuations in future foreign exchange rates.

At times, when, for example, it is believed that a particular foreign currency may suffer a substantial decline against the U.S. dollar or some other foreign currency, a Portfolio may enter into a forward contract to sell, for a fixed amount of dollars or other currency, the amount of foreign currency approximating the value of some or all of the Portfolio's securities (or securities which the Portfolio has purchased for its portfolio) denominated in such foreign currency. Under identical circumstances, the Portfolio may enter into a forward contract to sell, for a fixed amount of U.S. dollars or other currency, an amount of foreign currency other than the currency in which the securities to be hedged are denominated approximating the value of some or all of the portfolio securities to be hedged. This method of hedging, called "cross-hedging," will be selected when it is determined that the foreign currency in which the portfolio securities are denominated has insufficient liquidity or is trading at a discount as compared with some other foreign currency with which it tends to move in tandem.

In addition, when a Portfolio anticipates purchasing securities at some time in the future, and wishes to lock in the current exchange rate of the currency in which those securities are denominated against the U.S. dollar or some other foreign currency, it may enter into a forward contract to purchase an amount of currency equal to some or all of the value of the anticipated purchase, for a fixed amount of U.S. dollars or other currency. The Portfolio may, however, close out the forward contract without purchasing the security which was the subject of the "anticipatory" hedge.

Lastly, the Portfolios are permitted to enter into forward contracts with respect to currencies in which certain of their portfolio securities are denominated and on which options have been written (see "Options and Futures Transactions" below and in the Statement of Additional Information).

In all of the above circumstances, if the currency in which portfolio securities (or anticipated portfolio securities) are denominated rises in value with respect to the currency which is being purchased (or sold), then the Portfolio will have realized fewer gains than had the Portfolio not entered into the forward contracts. Moreover, the precise matching of the forward contract amounts and the value of the securities involved will not generally be possible, since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. The Portfolios are not required to enter into such transactions with regard to their foreign currency-denominated securities and will not do so unless deemed appropriate by the Investment Manager or, in the case of the EUROPEAN GROWTH PORTFOLIO and the PACIFIC GROWTH PORTFOLIO, the Sub-Advisor. The Portfolios generally will not enter into a forward contract with a term of greater than one year, although they may enter into forward contracts for periods of up to five years.

AMERICAN DEPOSITORY RECEIPTS AND EUROPEAN DEPOSITORY RECEIPTS. The HIGH YIELD PORTFOLIO, the UTILITIES PORTFOLIO, the

INCOME BUILDER PORTFOLIO, the CAPITAL GROWTH PORTFOLIO, the GLOBAL DIVIDEND GROWTH PORTFOLIO, the EUROPEAN GROWTH PORTFOLIO, the PACIFIC GROWTH PORTFOLIO, the COMPETITIVE EDGE "BEST IDEAS" PORTFOLIO and the STRATEGIST PORTFOLIO may also invest in securities of foreign issuers in the form of American Depository Receipts ("ADRs"), European Depository Receipts ("EDRs") or other similar securities convertible into securities of foreign issuers. In addition, the DIVIDEND GROWTH PORTFOLIO, the CAPITAL APPRECIATION PORFOLIO, the EQUITY PORTFOLIO and the S&P 500 INDEX PORTFOLIO may invest in ADRs. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by a United States bank or trust company evidencing ownership of the underlying securities. EDRs are European receipts evidencing a similar arrangement. Generally, ADRs, in registered form, are designed for use in the United States securities markets and EDRs, in bearer form, are designed for use in European securities markets.

SECURITIES OF OTHER INVESTMENT COMPANIES. Each of the GLOBAL DIVIDEND GROWTH PORTFOLIO, the EUROPEAN GROWTH PORTFOLIO, the PACIFIC GROWTH PORTFOLIO and the CAPITAL APPRECIATION PORTFOLIO may invest up to 10% of its total assets in the aggregate in shares of other investment companies and up to 5% of its total assets in shares of any one investment company. A Portfolio may not own more than 3% of the outstanding voting stock of any investment company. Such investments may be the sole or most practical means by which the Portfolio may participate in certain foreign securities markets. The Portfolio will incur any indirect expenses incurred through investment in an investment company, such as the payment of a management fee (which may result in the payment of an additional advisory fee). Furthermore, it should be noted that foreign investment companies are not subject to the U.S. securities laws and may be subject to fewer or less stringent regulations than U.S. investment companies. The S&P 500 INDEX PORTFOLIO may invest up to 10% of its total assets in the aggregate in unit investment trusts holding a portfolio of securities linked to the S&P 500 Index ("Standard & Poor's Depositary Receipts").

INVESTMENTS IN SECURITIES RATED BAA BY MOODY'S OR BBB BY S&P. The UTILITIES PORTFOLIO, the DIVIDEND GROWTH PORTFOLIO, the CAPITAL GROWTH PORTFOLIO, the GLOBAL DIVIDEND GROWTH PORTFOLIO, the CAPITAL APPRECIATION PORTFOLIO and the STRATEGIST PORTFOLIO may invest a portion of their assets in fixed-income securities rated at the time of purchase Baa or better by Moody's Investors Service, Inc. ("Moody's") or BBB or better by Standard & Poor's Corporation ("S&P"). Investments in fixed-income securities rated either Baa by Moody's or BBB by S&P (the lowest credit ratings designated "investment grade") may have speculative characteristics and, therefore, changes in economic conditions or other circumstances are more likely to weaken their capacity to make principal and interest payments than would be the case with investments in securities with higher credit ratings. If a bond held by a Portfolio other than the CAPITAL APPRECIATION PORTFOLIO is downgraded by a rating agency to a rating of below Baa or BBB, the Portfolio will retain such security in its portfolio until the Investment Manager determines that it is practicable to sell the security without undue market or tax consequences to the Portfolio. In the case of the CAPITAL APPRECIATION PORTFOLIO, the Portfolio may continue to hold downgraded securities but will not purchase a non-investment grade debt security if, immediately after such purchase, the Portfolio would have more than 5% of its total assets invested in such securities. The risks of holding lower-rated securities are described below.

SPECIAL CONSIDERATIONS FOR INVESTMENTS IN HIGH YIELD SECURITIES. Because of the special nature of the HIGH YIELD PORTFOLIO's, the INCOME BUILDER PORTFOLIO's and the CAPITAL APPRECIATION PORTFOLIO's investments in lower rated, high yield securities, commonly known as "junk bonds," the Investment Manager must take account of certain special considerations in assessing the risks associated with such investments. Although the growth of the high yield securities market in the 1980s had paralleled a long economic expansion, recently many issuers have been affected by adverse economic and market conditions. It should be recognized that an economic downturn or increase in interest rates is likely to have a negative effect on the high yield bond market and on the value of the high yield securities held by the Portfolios, as well as on the ability of the securities' issuers to repay principal and interest on their borrowings.

The prices of high yield securities have been found to be less sensitive to changes in prevailing interest rates than higher-rated investments, but are likely to be more sensitive to adverse economic changes or individual corporate developments. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service their principal and interest payment obligations, to meet their projected business goals or to obtain additional financing. If the issuer of a fixed-income security owned by a Portfolio defaults, the Portfolio may incur additional expenses to seek recovery. In addition, periods of economic uncertainty and change can be expected to result in an increased volatility of market prices of high yield securities and a concomitant volatility in the net asset value of a share of the Portfolio. Moreover, the market prices of certain of the securities which are structured as zero coupon and payment-in-kind securities are affected to a greater extent by interest rate changes and thereby tend to be more volatile than securities which pay interest periodically and in cash (see "Dividends, Distributions and Taxes" for a discussion of the tax ramifications of investments in such securities).

The secondary market for high yield securities may be less liquid than the markets for higher quality securities and, as such, may have an adverse effect on the market prices of certain securities. The illiquidity of the market may also adversely affect the ability of the Fund's Trustees to arrive at a fair value for certain high yield securities at certain times and could make it difficult for the Portfolios to sell certain securities.

New laws and proposed new laws may have a potentially negative impact on the market for high yield bonds. For example, present legislation requires federally-insured savings and loan associations to divest their investments in high yield bonds. This legislation and other proposed legislation may have an adverse effect upon the value of high yield securities and a concomitant negative impact upon the net asset value of a share of the HIGH YIELD PORTFOLIO, the INCOME BUILDER PORTFOLIO and the CAPITAL APPRECIATION PORTFOLIO.

CONVERTIBLE SECURITIES. Each Portfolio (other than the MONEY MARKET PORTFOLIO, the S&P 500 INDEX PORTFOLIO and the COMPETITIVE EDGE "BEST IDEAS" PORTFOLIO) may acquire through purchase, and each Portfolio (other than the MONEY MARKET PORTFOLIO) may acquire through a distribution by the issuer of a security held in its portfolio, a fixed-income security which is convertible into common stock of the issuer. Convertible securities rank senior to common stocks in a corporation's capital structure and, therefore, entail less risk than the corporation's common stock. The value of a convertible security is a function of its "investment value" (its value as if it did not have a conversion privilege), and its "conversion value" (the security's worth if it were to be exchanged for the underlying security, at market value, pursuant to its conversion privilege).

To the extent that a convertible security's investment value is greater than its conversion value, its price will be primarily a reflection of such investment value and its price will be likely to increase when interest rates fall and decrease when interest rates rise, as with a fixed-income security (the credit standing of the issuer and other factors may also have an effect on the convertible security's value). If the conversion value exceeds the investment value, the price of the convertible security will rise above its investment value and, in addition, will sell at some premium over its conversion value. (This premium represents the price investors are willing to pay for the privilege of purchasing a fixed-income security with a possibility of capital appreciation due to the conversion privilege). At such times the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security.

A portion of the convertible securities in which each of these Portfolios may invest are not rated. With the exception of securities purchased by the QUALITY INCOME PLUS PORTFOLIO (which may not invest in securities rated lower than A by Moody's or S&P at the time of purchase), when such securities are rated, such ratings will generally be below investment grade. Securities below investment grade are the equivalent of high yield, high risk bonds, commonly known as "junk bonds." However, with the exception of the HIGH YIELD PORTFOLIO (which invests primarily in lower-rated securities), no Portfolio will invest in convertible securities that are in default in payment of principal or interest and each Portfolio other than the HIGH YIELD PORTFOLIO and the INCOME BUILDER PORTFOLIO has no current intention of investing in excess of 10% of its net assets in unrated or lower-rated convertible securities. The risks of holding lower-rated securities are described above.

The INCOME BUILDER PORTFOLIO may invest up to 25% of its total assets in "enhanced" convertible securities. Enhanced convertible securities offer holders the opportunity to obtain higher current income than would be available from a traditional equity security issued by the same company, in return for reduced participation or a cap on appreciation in the underlying common stock of the issuer which the holder can realize. In addition, in many cases, enhanced convertible securities are convertible into the underlying common stock of the issuer automatically at maturity, unlike traditional convertible securities which are convertible only at the option of the security holder. Enhanced convertible securities may be more volatile than traditional convertible securities due to the mandatory conversion feature.

The INCOME BUILDER PORTFOLIO also may invest up to 10% of its total assets in "synthetic" convertible securities. Unlike traditional convertible securities whose conversion values are based on the common stock of the issuer of the convertible security, "synthetic" convertible securities are preferred stocks or debt obligations of an issuer which are combined with an equity component whose conversion value is based on the value of the common stock of a different issuer or a particular benchmark (which may include a foreign issuer or basket of foreign stocks, or a company whose stock is not yet publicly traded). In many cases, "synthetic" convertible securities are not convertible prior to maturity, at which time the value of the security is paid in cash by the issuer.

"Synthetic" convertible securities may be less liquid than traditional convertible securities and their price changes may be more volatile. Reduced liquidity may have an adverse impact on the ability of the INCOME BUILDER PORTFOLIO to sell particular synthetic securities promptly at favorable prices and may also make it more difficult for the Portfolio to obtain market quotations based on actual trades, for purposes of valuing the portfolio securities of the INCOME BUILDER PORTFOLIO.

The INCOME BUILDER PORTFOLIO may invest without limitation in "exchangeable" convertible bonds and convertible preferred stock which are issued by one company, but convertible into the common stock of a different publicly traded company. These securities generally have liquidity trading and risk characteristics similar to traditional convertible securities noted above.

REAL ESTATE INVESTMENT TRUSTS. Each of the UTILITIES PORTFOLIO, the INCOME BUILDER PORTFOLIO, the DIVIDEND GROWTH PORTFOLIO, the CAPITAL GROWTH PORTFOLIO, the GLOBAL DIVIDEND GROWTH PORTFOLIO, the CAPITAL APPRECIATION PORTFOLIO, the EQUITY PORTFOLIO and the STRATEGIST PORTFOLIO may invest in real estate investment trusts, which pool investors' funds for investments primarily in commercial real estate properties. Investment in real estate investment trusts may be the most practical available means for the Portfolios to invest in the real estate industry (the Portfolios are prohibited from investing in real estate directly). As a shareholder in a real estate investment trust, the Portfolio would bear its ratable share of the real estate investment trust's expenses, including its advisory and administration fees. At the same time the Portfolio would continue to pay its own investment management fees and other expenses, as a result of which the Portfolio and its shareholders in effect will be absorbing duplicate levels of fees with respect to investments in real estate investment trusts. Real estate investment trusts are not diversified and are subject to the risk of financing projects. They are also subject to heavy cash flow dependency, defaults by borrowers or tenants, self-liquidation, and the possibility of failing to qualify for tax-free status under the Internal Revenue Code and failing to maintain exemption from the Investment Company Act of 1940, as amended.

LENDING OF PORTFOLIO SECURITIES. Consistent with applicable regulatory requirements, each Portfolio of the Fund may lend its portfolio securities to brokers, dealers and other financial institutions, provided that such loans are callable at any time by the Portfolio (subject to certain notice provisions described in the Statement of Additional Information), and are at all times secured by cash or money market instruments, which are maintained in a segregated account pursuant to applicable regulations and that are equal to at least the market value, determined daily, of the loaned securities. As with any extensions of credit, there are risks of delay in recovery and in some cases even loss of rights in the collateral should the borrower of the securities fail financially. However, loans of portfolio securities will only be made to firms deemed by the Investment Manager or, in the case of the EUROPEAN GROWTH PORTFOLIO and the PACIFIC GROWTH PORTFOLIO, the Sub-Advisor to be creditworthy and when the income which can be earned from such loans justifies the attendant risks.

REPURCHASE AGREEMENTS. Each Portfolio of the Fund may enter into repurchase agreements, which may be viewed as a type of secured lending by the Portfolio, and which typically involve the acquisition by the Portfolio of debt securities from a selling financial institution such as a bank, savings and loan association or broker-dealer. The agreement provides that the Portfolio will sell back to the institution, and that the institution will repurchase, the underlying security ("collateral") at a specified price and at a fixed time in the future, usually not more than seven days from the date of purchase. The Portfolio will receive interest from the institution until the time when the repurchase is to occur. Although such date is deemed by the Portfolio to be the maturity date of a repurchase agreement, the maturities of securities subject to repurchase agreements are not subject to any limits and may exceed one year. While repurchase agreements involve certain risks not associated with direct investments in debt securities, the Fund follows procedures designed to minimize such risks. These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions and specifying the required value of the collateral underlying the agreement.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES AND FORWARD COMMITMENTS. From time to time, in the ordinary course of business, each Portfolio of the Fund other than the S&P 500 INDEX PORTFOLIO and the COMPETITIVE EDGE "BEST IDEAS" PORTFOLIO may purchase securities on a when-issued or delayed delivery basis or may purchase or sell securities on a forward commitment basis. When such transactions are negotiated, the price is fixed at the time of the commitment, but delivery and payment can take place a month or more after the date of the commitment. While a Portfolio will only purchase securities on a when-issued, delayed delivery or forward commitment basis with the intention of acquiring the securities, a Portfolio may sell the securities before the settlement date, if it is deemed advisable. The securities so purchased or sold are subject to market fluctuation and no interest accrues to the purchaser during this period. At the time a Portfolio makes the commitment to purchase or sell securities on a when-issued, delayed delivery or forward commitment basis, it will record the transaction and thereafter reflect the value, each day, of such security purchased or, if a sale, the proceeds to be received, in determining its net asset value. At the time of delivery of the securities, their value may be more or less than the purchase or sale price. A Portfolio will also establish a segregated account in which it will continually maintain cash or cash equivalents or other high grade debt portfolio securities equal in value to commitments to purchase securities on a when-issued, delayed delivery or forward commitment basis. An increase in the percentage of a Portfolio's assets committed to the purchase of securities on a when-issued, delayed delivery or forward commitment basis may increase the volatility of the Portfolio's net asset value.

WHEN, AS AND IF ISSUED SECURITIES. Each Portfolio (other than the MONEY MARKET PORTFOLIO, the S&P 500 INDEX PORTFOLIO and the COMPETITIVE EDGE "BEST IDEAS" PORTFOLIO) may purchase securities on a "when, as and if issued" basis under which the issuance of the security depends upon the occurrence of a subsequent event, such as approval of a merger, corporate reorganization or debt restructuring. The commitment for the purchase of any such security will not be recognized in the portfolio until the Investment Manager determines that the issuance of the security is probable, whereupon the accounting treatment for such commitment will be the same as for a commitment to purchase a security on a when-issued, delayed delivery or forward commitment basis, described above and in the Statement of Additional Information. An increase in the percentage of a Portfolio's assets committed to the purchase of securities on a "when, as and if issued" basis may increase the volatility of its net asset value.

PRIVATE PLACEMENTS. As a fundamental policy, which may be changed only by the shareholders of the affected Portfolios, each of the QUALITY INCOME PLUS PORTFOLIO, the DIVIDEND GROWTH PORTFOLIO, the EQUITY PORTFOLIO and the STRATEGIST PORTFOLIO may invest up to 5% of its total assets in securities which are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "Securities Act"), or which are otherwise not readily marketable. These securities are generally referred to as private placements or restricted securities. Limitations on the resale of such securities may have an adverse effect on their marketability, and may prevent the Portfolio from disposing of them promptly at reasonable prices. The Portfolio may have to bear the expense of registering such securities for resale and the risk of substantial delays in effecting such registration.

As a non-fundamental policy, which may be changed by the Trustees of the Fund, each of the UTILITIES PORTFOLIO, the INCOME

BUILDER PORTFOLIO, the CAPITAL GROWTH PORTFOLIO, the GLOBAL DIVIDEND GROWTH PORTFOLIO and the CAPITAL APPRECIATION PORTFOLIO may invest up to 5%, the EUROPEAN GROWTH PORTFOLIO may invest up to 10%, and each of the HIGH YIELD PORTFOLIO, the PACIFIC GROWTH PORTFOLIO and the COMPETITIVE EDGE "BEST IDEAS" PORTFOLIO may invest up to 15%, of its total assets in private placements or restricted securities. (With regard to these nine Portfolios, securities eligible for resale pursuant to Rule 144A under the Securities Act, and determined to be liquid pursuant to the procedures discussed in the following paragraph, are not subject to the foregoing restriction.)

The Securities and Exchange Commission has adopted Rule 144A under the Securities Act, which permits the thirteen Portfolios named above to sell restricted securities to qualified institutional buyers without limitation. The Investment Manager, pursuant to procedures adopted by the Trustees of the Fund, will make a determination as to the liquidity of each restricted security purchased by any of these Portfolios. If a restricted security is determined to be "liquid," such security will not be included within the category "illiquid securities," which is limited by the Fund's investment restrictions to 10% of the total assets of each of these Portfolios other than the HIGH YIELD PORTFOLIO, the INCOME BUILDER PORTFOLIO, the GLOBAL DIVIDEND GROWTH PORTFOLIO, the PACIFIC GROWTH PORTFOLIO, the CAPITAL APPRECIATION PORTFOLIO and the COMPETITIVE EDGE "BEST IDEAS" PORTFOLIO, and which under current policy is limited to 15% of the net assets of each of the five Portfolios named above.

ZERO COUPON SECURITIES. A portion of the fixed-income purchased by each Portfolio may be zero coupon securities. Such securities are purchased at a discount from their face amount, giving the purchaser the right to receive their full value at maturity. The interest earned on such securities is, implicitly, automatically compounded and paid out at maturity. While such compounding at a constant rate eliminates the risk of receiving lower yields upon reinvestment of interest if prevailing interest rates decline, the owner of a zero coupon security will be unable to participate in higher yields upon reinvestment of interest received on interest-paying securities if prevailing interest rates rise.

A zero coupon security pays no interest to its holder during its life. Therefore, to the extent a Portfolio invests in zero coupon securities, it will not receive current cash available for distribution to shareholders. In addition, zero coupon securities are subject to substantially greater price fluctuations during periods of changing prevailing interest rates than are comparable securities which pay interest on a current basis. Current federal tax law requires that a holder (such as a Portfolio) of a zero coupon security accrue a portion of the discount at which the security was purchased as income each year even though the Portfolio receives no interest payments in cash on the security during the year.

WARRANTS. Each Portfolio (other than the MONEY MARKET PORTFOLIO and the QUALITY INCOME PLUS PORTFOLIO) may acquire warrants attached to other securities. In addition, each of the INCOME BUILDER PORTFOLIO, the DIVIDEND GROWTH PORTFOLIO, the GLOBAL DIVIDEND GROWTH PORTFOLIO, the EUROPEAN GROWTH PORTFOLIO, the PACIFIC GROWTH PORTFOLIO, the CAPITAL APPRECIATION PORTFOLIO, the EQUITY PORTFOLIO and the STRATEGIST PORTFOLIO may invest in warrants not attached to other securities, provided that each of the DIVIDEND GROWTH PORTFOLIO and the EQUITY PORTFOLIO may only invest up to 5% of the value of its total assets in warrants not attached to other securities, including up to 2% of such assets in warrants not listed on either the New York or American Stock Exchange. In addition, the COMPETITIVE EDGE "BEST IDEAS" PORTFOLIO may invest in warrants which are issued as a distribution by the issuer or a security held in its portfolio. Warrants are, in effect, an option to purchase equity securities at a specific price, generally valid for a specific period of time, and have no voting rights, pay no dividends and have no rights with respect to the corporation issuing them. If warrants remain unexercised at the end of the exercise period, they will lapse and the Portfolio's investment in them will be lost. The prices of warrants do not necessarily move parallel to the prices of the underlying securities.

OPTIONS AND FUTURES TRANSACTIONS

As noted above, each of the QUALITY INCOME PLUS PORTFOLIO, the UTILITIES PORTFOLIO, the CAPITAL GROWTH PORTFOLIO, the GLOBAL DIVIDEND GROWTH PORTFOLIO, the EUROPEAN GROWTH PORTFOLIO, the PACIFIC GROWTH PORTFOLIO, the CAPITAL APPRECIATION PORTFOLIO, the COMPETITIVE EDGE "BEST IDEAS" PORTFOLIO and the STRATEGIST PORTFOLIO may write covered call options against securities held in its portfolio and covered put options on eligible portfolio securities (the UTILITIES PORTFOLIO, the CAPITAL GROWTH PORTFOLIO, the GLOBAL DIVIDEND GROWTH PORTFOLIO, the CAPITAL APPRECIATION PORTFOLIO, the COMPETITIVE EDGE "BEST IDEAS" PORTFOLIO and the STRATEGIST PORTFOLIO may also write covered put and call options on stock indexes) and purchase options of the same or similar series to effect closing transactions, and may hedge against potential changes in the market value of its investments (or anticipated investments) by purchasing put and call options on securities which it holds (or has the right to acquire) in its portfolio and engaging in transactions involving interest rate futures contracts and bond index futures contracts and options on such contracts. The UTILITIES PORTFOLIO, the CAPITAL GROWTH PORTFOLIO, the GLOBAL DIVIDEND GROWTH PORTFOLIO, the EUROPEAN GROWTH PORTFOLIO, the PACIFIC GROWTH PORTFOLIO, the CAPITAL APPRECIATION PORTFOLIO, the COMPETITIVE EDGE "BEST IDEAS" PORTFOLIO and the STRATEGIST PORTFOLIO may also hedge against such changes by entering into transactions involving stock index futures contracts and options thereon, and (except for the EUROPEAN GROWTH PORTFOLIO and the PACIFIC GROWTH PORTFOLIO) options on stock indexes. The GLOBAL DIVIDEND GROWTH PORTFOLIO, the EUROPEAN GROWTH PORTFOLIO, the PACIFIC GROWTH PORTFOLIO, the CAPITAL APPRECIATION PORTFOLIO and the COMPETITIVE EDGE "BEST IDEAS" PORTFOLIO may also hedge against potential changes in the market value of the currencies in which their investments (or anticipated investments) are denominated by writing and/or purchasing put and call options on currencies and engaging in transactions involving currencies futures contracts and options on such contracts. The S&P 500 INDEX PORTFOLIO may purchase and sell stock index futures contracts that are traded on U.S. commodity exchanges on the S&P 500 Index.

Call and put options on U.S. Treasury notes, bonds and bills, on various foreign currencies and on equity securities are listed on Exchanges and are written in over-the-counter transactions ("OTC options"). Listed options are issued or guaranteed by the exchange on which they trade or by a clearing corporation such as the Options Clearing Corporation ("OCC"). Ownership of a listed call option gives the Portfolio the right to buy from the OCC (in the U.S.) or other clearing corporation or exchange the underlying security covered by the option at the stated exercise price (the price per unit of the underlying security) by filing an exercise notice prior to the expiration of the option. The writer (seller) of the option would then have the obligation to sell to the OCC (in the U.S.) or other clearing corporation or exchange the underlying security at that exercise price prior to the expiration date of the option, regardless of its then current market price. Ownership of a listed put option would give the Portfolio the right to sell the underlying security to the OCC (in the U.S.) or other clearing corporation or exchange at the stated exercise price. Upon notice of exercise of the put option, the writer of the put would have the obligation to purchase the underlying security from the OCC (in the U.S.) or other clearing corporation or exchange at the exercise price.

Exchange-listed options are issued by the OCC (in the U.S.) or other clearing corporation or exchange which assures that all transactions in such options are properly executed. OTC options are purchased from or sold (written) to dealers or financial institutions which have entered into direct agreements with the Portfolio. With OTC options, such variables as expiration date, exercise price and premium will be agreed upon between the Portfolio and the transacting dealer, without the intermediation of a third party such as the OCC. If the transacting dealer fails to make or take delivery of the securities (or, in the case of the GLOBAL DIVIDEND GROWTH PORTFOLIO, the EUROPEAN GROWTH PORTFOLIO, the PACIFIC GROWTH PORTFOLIO, the CAPITAL APPRECIATION PORTFOLIO or the COMPETITIVE EDGE "BEST IDEAS" PORTFOLIO, the currency) underlying an option it has written, in accordance with the terms of that option, the Portfolio would lose the premium paid for the option as well as any anticipated benefit of the transaction. The Portfolios will engage in OTC option transactions only with member banks of the Federal Reserve System or primary dealers in U.S. Government securities or with affiliates of such banks or dealers which have capital of at least $50 million or whose obligations are guaranteed by an entity having capital of at least $50 million.

COVERED CALL WRITING. The QUALITY INCOME PLUS PORTFOLIO, the UTILITIES PORTFOLIO, the CAPITAL GROWTH PORTFOLIO, the GLOBAL DIVIDEND GROWTH PORTFOLIO, the EUROPEAN GROWTH PORTFOLIO, the PACIFIC GROWTH PORTFOLIO, the CAPITAL APPRECIATION PORTFOLIO, the COMPETITIVE EDGE "BEST IDEAS" PORTFOLIO and the STRATEGIST PORTFOLIO are permitted to write covered call options on portfolio securities, without limit, in order to aid them in achieving their investment objectives. In the case of the GLOBAL DIVIDEND GROWTH PORTFOLIO, the EUROPEAN GROWTH PORTFOLIO, the PACIFIC GROWTH PORTFOLIO, the CAPITAL APPRECIATION PORTFOLIO and the COMPETITIVE EDGE "BEST IDEAS" PORTFOLIO, such options may be denominated in either U.S. dollars or foreign currencies and may be on the U.S. dollar and foreign currencies. As a writer of a call option, the Portfolio has the obligation, upon notice of exercise of the option, to deliver the security (or amount of currency) underlying the option prior to the expiration date of the option (certain listed and OTC put options written by a Portfolio will be exercisable by the purchaser only on a specific date).

COVERED PUT WRITING. As a writer of covered put options, the QUALITY INCOME PLUS PORTFOLIO, the UTILITIES PORTFOLIO, the CAPITAL GROWTH PORTFOLIO, the GLOBAL DIVIDEND GROWTH PORTFOLIO, the EUROPEAN GROWTH PORTFOLIO, the PACIFIC GROWTH PORTFOLIO, the CAPITAL APPRECIATION PORTFOLIO, the COMPETITIVE EDGE "BEST IDEAS" PORTFOLIO or the STRATEGIST PORTFOLIO incurs an obligation to buy the security underlying the option from the purchaser of the put, at the option's exercise price at any time during the option period, at the purchaser's election (certain listed and OTC put options written by a Portfolio will be exercisable by the purchaser only on a specific date). The QUALITY INCOME PLUS PORTFOLIO, the UTILITIES PORTFOLIO, the CAPITAL GROWTH PORTFOLIO, the GLOBAL DIVIDEND GROWTH PORTFOLIO, the EUROPEAN GROWTH PORTFOLIO, the PACIFIC GROWTH PORTFOLIO, the CAPITAL APPRECIATION PORTFOLIO, the COMPETITIVE EDGE "BEST IDEAS" PORTFOLIO and the STRATEGIST PORTFOLIO will write put options for two purposes: (1) to receive the income derived from the premiums paid by purchasers; and (2) when the Portfolio's management wishes to purchase the security underlying the option at a price lower than its current market price, in which case the Portfolio will write the covered put at an exercise price reflecting the lower purchase price sought. The aggregate value of the obligations underlying the puts determined as of the date the options are sold will not exceed 50% of a Portfolio's net assets.

PURCHASING CALL AND PUT OPTIONS. The QUALITY INCOME PLUS PORTFOLIO may purchase listed and OTC call and put options in amounts equalling up to 10% of its total assets. Each of the CAPITAL GROWTH PORTFOLIO, the GLOBAL DIVIDEND GROWTH PORTFOLIO, the EUROPEAN GROWTH PORTFOLIO, the PACIFIC GROWTH PORTFOLIO, the CAPITAL APPRECIATION PORTFOLIO and the COMPETITIVE EDGE "BEST IDEAS" PORTFOLIO may purchase such call and put options in amounts equalling up to 5% of its total assets. Each of the UTILITIES PORTFOLIO, the GLOBAL DIVIDEND GROWTH PORTFOLIO and the STRATEGIST PORTFOLIO may purchase such call and put options and options on stock indexes in amounts equalling up to 10% of its total assets, with a maximum of 5% of its total assets invested in the purchase of stock index options. These Portfolios may purchase call options either to close out a covered call position or to protect against an increase in the price of a security a Portfolio anticipates purchasing or, in the case of call options on a foreign currency, to hedge against an adverse exchange rate change of the currency in which the security the GLOBAL DIVIDEND GROWTH PORTFOLIO, the EUROPEAN GROWTH PORTFOLIO, the PACIFIC GROWTH PORTFOLIO, the CAPITAL APPRECIATION PORTFOLIO or the COMPETITIVE EDGE "BEST IDEAS" PORTFOLIO anticipates purchasing is denominated vis-a-vis the currency in which the exercise price is denominated. The Portfolio may purchase put options on securities which it holds (or has the right to acquire) in its portfolio only to protect itself against a decline in the value of the security. Similarly, each of the GLOBAL DIVIDEND GROWTH PORTFOLIO, the EUROPEAN GROWTH PORTFOLIO, the PACIFIC GROWTH PORTFOLIO, the CAPITAL APPRECIATION PORTFOLIO or the COMPETITIVE EDGE "BEST IDEAS" PORTFOLIO may purchase put options on currencies in which securities it holds are denominated only to protect itself against a decline in value of such currency vis-a-vis the currency in which the exercise price is denominated. The Portfolios may also purchase put options to close out written put positions in a manner similar to call option closing purchase transactions. There are no other limits on the ability of these Portfolios to purchase call and put options.

STOCK INDEX OPTIONS. The UTILITIES PORTFOLIO, the CAPITAL GROWTH PORTFOLIO, the GLOBAL DIVIDEND GROWTH PORTFOLIO, the CAPITAL APPRECIATION PORTFOLIO, the COMPETITIVE EDGE "BEST IDEAS" PORTFOLIO and the STRATEGIST PORTFOLIO may invest in options on stock indexes, which are similar to options on stock except that, rather than the right to take or make delivery of stock at a specified price, an option on a stock index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the stock index upon which the option is based is greater than, in the case of a call, or lesser than, in the case of a put, the exercise price of the option. See "Risks of Options on Indexes," in the Statement of Additional Information.

FUTURES CONTRACTS. The QUALITY INCOME PLUS PORTFOLIO, the UTILITIES PORTFOLIO, the CAPITAL GROWTH PORTFOLIO, the GLOBAL DIVIDEND GROWTH PORTFOLIO, the EUROPEAN GROWTH PORTFOLIO, the PACIFIC GROWTH PORTFOLIO, the CAPITAL APPRECIATION PORTFOLIO, theCOMPETITIVE EDGE "BEST IDEAS" PORTFOLIO and the STRATEGIST PORTFOLIO may purchase and sell interest rate futures contracts that are currently traded, or may in the future be traded, on U.S. commodity exchanges on such underlying securities as U.S. Treasury bonds, notes, and bills and GNMA Certificates and bond index futures contracts that are traded on U.S. commodity exchanges on such indexes as the Moody's Investment-Grade Corporate Bond Index. The UTILITIES PORTFOLIO, the CAPITAL GROWTH PORTFOLIO, the GLOBAL DIVIDEND GROWTH PORTFOLIO, the EUROPEAN GROWTH PORTFOLIO, the PACIFIC GROWTH PORTFOLIO, the CAPITAL APPRECIATION PORTFOLIO, the COMPETITIVE EDGE "BEST IDEAS" PORTFOLIO and the STRATEGIST PORTFOLIO may also purchase and sell stock index futures contracts that are currently traded, or may in the future be traded, on U.S. commodity exchanges on such indexes as the S&P 500 Index and the New York Stock Exchange Composite Index. The S&P 500 INDEX PORTFOLIO may invest in stock index futures contracts that are traded on U.S. commodity exchanges on the S&P 500 Index. The GLOBAL DIVIDEND GROWTH PORTFOLIO, the EUROPEAN GROWTH PORTFOLIO, the PACIFIC GROWTH PORTFOLIO, the CAPITAL APPRECIATION PORTFOLIO and the COMPETITIVE EDGE "BEST IDEAS" PORTFOLIO may also purchase and sell futures contracts that are currently traded, or may in the future be traded, on foreign commodity exchanges on such underlying securities as common stocks or any foreign government fixed-income security, on various currencies ("currency futures") and on such indexes of foreign equity and fixed-income securities as may exist or come into being, such as the Financial Times Equity Index. As a futures contract purchaser, a Portfolio incurs an obligation to take delivery of a specified amount of the obligation underlying the contract at a specified time in the future for a specified price. As a seller of a futures contract, a Portfolio incurs an obligation to deliver the specified amount of the underlying obligation at a specified time in return for an agreed upon price.

The QUALITY INCOME PLUS PORTFOLIO, the UTILITIES PORTFOLIO, the CAPITAL GROWTH PORTFOLIO, the GLOBAL DIVIDEND GROWTH PORTFOLIO, the EUROPEAN GROWTH PORTFOLIO, the PACIFIC GROWTH PORTFOLIO, the CAPITAL APPRECIATION PORTFOLIO, the COMPETITIVE EDGE "BEST IDEAS" PORTFOLIO and the STRATEGIST PORTFOLIO will purchase or sell interest rate futures contracts and bond index futures contracts for the purpose of hedging their fixed-income portfolio (or anticipated portfolio) securities against changes in prevailing interest rates or, in the case of the UTILITIES PORTFOLIO and the STRATEGIST PORTFOLIO, to facilitate asset reallocations into and out of the fixed-income area. The UTILITIES PORTFOLIO, the CAPITAL GROWTH PORTFOLIO, the GLOBAL DIVIDEND GROWTH PORTFOLIO, the EUROPEAN GROWTH PORTFOLIO, the PACIFIC GROWTH PORTFOLIO, the CAPITAL APPRECIATION PORTFOLIO, the COMPETITIVE EDGE "BEST IDEAS" PORTFOLIO and the STRATEGIST PORTFOLIO will purchase or sell stock index futures contracts for the purpose of hedging their equity portfolio (or anticipated portfolio) securities against changes in their prices or, in the case of the UTILITIES PORTFOLIO and the STRATEGIST PORTFOLIO, to facilitate asset reallocations into and out of the equity area. The GLOBAL DIVIDEND GROWTH PORTFOLIO, the EUROPEAN GROWTH PORTFOLIO, the PACIFIC GROWTH PORTFOLIO, the CAPITAL APPRECIATION PORTFOLIO and the COMPETITIVE EDGE "BEST IDEAS" PORTFOLIO will purchase or sell currency futures on currencies in which their portfolio securities (or anticipated portfolio securities) are denominated for the purposes of hedging against anticipated changes in currency exchange rates. The S&P 500 INDEX PORTFOLIO may purchase and sell stock index futures contracts that are traded on U.S. commodity exchanges on the S&P 500 Index, for the following reasons: to simulate full investment in the S&P 500 Index while retaining a cash balance for portfolio management purposes, to facilitate trading, to reduce transaction costs or to seek higher investment returns when a futures contracts is priced more attractively than stocks comprising the S&P 500 Index.

OPTIONS ON FUTURES CONTRACTS. The QUALITY INCOME PLUS PORTFOLIO, the UTILITIES PORTFOLIO, the CAPITAL GROWTH PORTFOLIO, the GLOBAL DIVIDEND GROWTH PORTFOLIO, the EUROPEAN GROWTH PORTFOLIO, the PACIFIC GROWTH PORTFOLIO, the CAPITAL APPRECIATION PORTFOLIO, the COMPETITIVE EDGE "BEST IDEAS" PORTFOLIO and the STRATEGIST PORTFOLIO may purchase and write call and put options on futures contracts which are traded on an exchange and enter into closing transactions with respect to such options to terminate an existing position. An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the term of the option. The QUALITY INCOME PLUS

PORTFOLIO, the UTILITIES PORTFOLIO, the CAPITAL GROWTH PORTFOLIO, the GLOBAL DIVIDEND GROWTH PORTFOLIO, the EUROPEAN GROWTH PORTFOLIO, the PACIFIC GROWTH PORTFOLIO, the CAPITAL APPRECIATION PORTFOLIO, the COMPETITIVE EDGE "BEST IDEAS" PORTFOLIO and the STRATEGIST PORTFOLIO will only purchase and write options on futures contracts for identical purposes to those set forth above for the purchase of a futures contract (purchase of a call option or sale of a put option) and the sale of a futures contract (purchase of a put option or sale of a call option), or to close out a long or short position in futures contracts.

RISKS OF OPTIONS AND FUTURES TRANSACTIONS. A Portfolio may close out its position as writer of an option, or as a buyer or seller of a futures contract, only if a liquid secondary market exists for options or futures contracts of that series. There is no assurance that such a market will exist, particularly in the case of OTC options, as such options will generally only be closed out by entering into a closing purchase transaction with the purchasing dealer. Also, exchanges limit the amount by which the price of a futures contract may move on any day. If the price moves equal the daily limit on successive days, then it may prove impossible to liquidate a futures position until the daily limit moves have ceased.
While the futures contracts and options transactions to be engaged in by the QUALITY INCOME PLUS PORTFOLIO, the UTILITIES PORTFOLIO, the CAPITAL GROWTH PORTFOLIO, the GLOBAL DIVIDEND GROWTH PORTFOLIO, the EUROPEAN GROWTH PORTFOLIO, the PACIFIC GROWTH PORTFOLIO, the CAPITAL APPRECIATION PORTFOLIO, the S&P 500 INDEX PORTFOLIO, the COMPETITIVE EDGE "BEST IDEAS" PORTFOLIO and the STRATEGIST PORTFOLIO for the purpose of hedging their portfolio securities are not speculative in nature, there are risks inherent in the use of such instruments. One such risk is that the Portfolio's management could be incorrect in its expectations as to the direction or extent of various interest rate movements or the time span within which the movements take place. For example, if a Portfolio sold interest rate futures contracts for the sale of securities in anticipation of an increase in interest rates, and then interest rates went down instead, causing bond prices to rise, the Portfolio would lose money on the sale.

Another risk which may arise in employing futures contracts to protect against the price volatility of portfolio securities is that the prices of securities, currencies and indexes subject to futures contracts (and thereby the futures contract prices) may correlate imperfectly with the behavior of the U.S. dollar cash prices of the portfolio securities (and, in the case of the GLOBAL DIVIDEND GROWTH PORTFOLIO, the EUROPEAN GROWTH PORTFOLIO, the PACIFIC GROWTH PORTFOLIO, the CAPITAL APPRECIATION PORTFOLIO and the COMPETITIVE EDGE "BEST IDEAS" PORTFOLIO, the securities' denominated currencies). Another such risk is that prices of interest rate futures contracts may not move in tandem with the changes in prevailing interest rates against which the Portfolio seeks a hedge. A correlation may also be distorted by the fact that the futures market is dominated by short-term traders seeking to profit from the difference between a contract or security price objective and their cost of borrowed funds. Such distortions are generally minor and would diminish as the contract approached maturity.

The GLOBAL DIVIDEND GROWTH PORTFOLIO, the EUROPEAN GROWTH PORTFOLIO, the PACIFIC GROWTH PORTFOLIO, the CAPITAL APPRECIATION PORTFOLIO and the COMPETITIVE EDGE "BEST IDEAS" PORTFOLIO, by entering into transactions in foreign futures and options markets, will incur risks similar to those discussed above under "Foreign Securities."

New options and futures contracts and other financial products and various combinations thereof continue to be developed. The QUALITY INCOME PLUS PORTFOLIO, the UTILITIES PORTFOLIO, the CAPITAL GROWTH PORTFOLIO, the GLOBAL DIVIDEND GROWTH PORTFOLIO, the EUROPEAN GROWTH PORTFOLIO, the PACIFIC GROWTH PORTFOLIO, the CAPITAL APPRECIATION PORTFOLIO, the COMPETITIVE EDGE "BEST IDEAS" PORTFOLIO and the STRATEGIST PORTFOLIO may invest in any such options, futures and products as may be developed to the extent consistent with their investment objectives and applicable regulatory requirements, and the Fund will make any and all pertinent disclosures relating to such investments in its Prospectus and/or Statement of Additional Information. Except as otherwise noted above, there are no limitations on the ability of any of these Portfolios to invest in options, futures and options on futures.

PORTFOLIO TRADING

Although the Fund does not intend to engage in short-term trading of portfolio securities as a means of achieving the investment objectives of the respective Portfolios, each Portfolio may sell portfolio securities without regard to the length of time they have been held whenever such sale will in the opinion of the Investment Manager (or, in the case of the EUROPEAN GROWTH PORTFOLIO and the PACIFIC GROWTH PORTFOLIO, the Sub-Advisor) strengthen the Portfolio's position and contribute to its investment objectives. In determining which securities to purchase for the Portfolios or hold in a Portfolio, the Investment Manager and, in the case of the EUROPEAN GROWTH PORTFOLIO and the PACIFIC GROWTH PORTFOLIO, the applicable Sub-Advisor will rely on information from various sources, including research, analysis and appraisals of brokers and dealers, including Dean Witter Reynolds Inc., Morgan Stanley & Co. Incorporated and other broker-dealer affiliates of the Investment Manager and MSAM, and the Investment Manager's and, in the case of the EUROPEAN GROWTH PORTFOLIO and the PACIFIC GROWTH PORTFOLIO, the Sub-Advisor's own analysis of factors they deem relevant.

Personnel of the Investment Manager and, in the case of the EUROPEAN GROWTH PORTFOLIO and the PACIFIC GROWTH PORTFOLIO, the Sub-Advisors have substantial experience in the use of the investment techniques described above under the heading "Options and Futures Transactions," which techniques require skills different from those needed to select the portfolio securities underlying various options and futures contracts.

Brokerage commissions are not normally charged on the purchase or sale of money market instruments and U.S. Government obligations, or on currency conversions, but such transactions will involve costs in the form of spreads between bid and asked prices.

Orders for transactions in portfolio securities and commodities may be placed for the Fund with a number of brokers and dealers, including Dean Witter Reynolds Inc., the principal underwriter of certain of the Variable Annuity Contracts and the Variable Life Contracts, Morgan Stanley & Co. Incorporated and other broker-dealer affiliates of the Investment Manager and MSAM, and certain affiliated broker-dealers of MGIS. Pursuant to an order of the Securities and Exchange Commission, the Fund may effect principal transactions in certain money market instruments with Dean Witter Reynolds Inc. In addition, the Fund may incur brokerage commissions on transactions conducted through Dean Witter Reynolds Inc., Morgan Stanley & Co. Incorporated and other affiliated broker-dealers of the Investment Manager and MSAM and affiliated brokers of MGIS. Substantially all of the orders for transactions in portfolio securities and commodities listed on exchanges are expected to be placed for the COMPETITIVE EDGE "BEST IDEAS" PORTFOLIO with broker-dealers affiliated with the Investment Manager and MSAM, including Dean Witter Reynolds Inc. and Morgan Stanley & Co. Incorporated. Transactions effected through such affiliated broker-dealers are effected pursuant to procedures adopted by the Fund's Board of Trustees that are designed to ensure that the commissions paid to such affiliated broker-dealers are not more than the commissions expected to be paid to unaffiliated brokers or dealers in a commensurate arms-length transaction.

The Money Market Portfolio is expected to have a high portfolio turnover due to the short maturities of securities purchased, but this should not affect income or net asset value as brokerage commissions are not normally charged on the purchase or sale of money market instruments. It is not anticipated that the portfolio turnover rates of the Portfolios will exceed the following percentages in any year: QUALITY INCOME PLUS PORTFOLIO: 300%; HIGH YIELD PORTFOLIO: 300%; UTILITIES PORTFOLIO: 100%; DIVIDEND GROWTH PORTFOLIO: 90%; INCOME BUILDER
PORTFOLIO: 90%; CAPITAL GROWTH PORTFOLIO: 200%; GLOBAL DIVIDEND GROWTH
PORTFOLIO: 100%; EUROPEAN GROWTH PORTFOLIO: 100%; PACIFIC GROWTH PORTFOLIO:
100%; CAPITAL APPRECIATION PORTFOLIO: 300%; EQUITY PORTFOLIO: 300%; S&P 500 INDEX PORTFOLIO: 100%; COMPETITIVE EDGE "BEST IDEAS" PORTFOLIO: 100%; and STRATEGIST PORTFOLIO: 400%. A portfolio turnover rate exceeding 100% in any one year is greater than that of many other investment companies. Each Portfolio of the Fund will incur underwriting discount costs (on underwritten securities) and/or brokerage costs commensurate with its portfolio turnover rate. The expenses of the GLOBAL DIVIDEND GROWTH PORTFOLIO, the EUROPEAN GROWTH PORTFOLIO and the PACIFIC GROWTH PORTFOLIO relating to their portfolio management are likely to be greater than those incurred by other investment companies investing primarily in securities issued by domestic issuers as custodial costs, brokerage commissions and other transaction charges related to investing in foreign markets are generally higher than in the United States. Short-term gains and losses may result from portfolio transactions. See "Dividends, Distributions and Taxes" for a discussion of the tax implications of the Portfolios' trading policies. A more extensive discussion of the Portfolios' brokerage policies is set forth in the Statement of Additional Information.

PORTFOLIO MANAGEMENT

The following individuals are primarily responsible for the day-to-day management of certain of the Portfolios of the Fund. Except as otherwise noted, each of these individuals has been a primary portfolio manager of the designated Portfolio for over five years or since the inception of the Portfolio (if less than five years): Paula LaCosta, Vice President of MSDW Advisors, is the primary portfolio manager of the QUALITY INCOME PLUS PORTFOLIO and has been a portfolio manager with MSDW Advisors for over five years. Peter M. Avelar, Senior Vice President of MSDW Advisors, is the primary portfolio manager of the HIGH YIELD PORTFOLIO. Mr. Avelar has been a portfolio manager with MSDW Advisors for over five years. Edward F. Gaylor, Senior Vice President of MSDW Advisors, is the primary portfolio manager of the UTILITIES PORTFOLIO and has been a portfolio manager with MSDW Advisors for over five years. Paul D. Vance, Senior Vice President of MSDW Advisors, and Mr. Avelar have been the primary portfolio co-managers of the INCOME BUILDER PORTFOLIO since its inception and since January 1998, respectively. Mr. Vance has been a portfolio manager with MSDW Advisors for over five years. Mr. Vance is also the primary portfolio manager of the DIVIDEND GROWTH PORTFOLIO. Mr. Vance and Matthew Haynes, Vice President of MSDW Advisors, have been the primary portfolio co-managers of the GLOBAL DIVIDEND GROWTH PORTFOLIO since its inception and since May 1997, respectively. Mr. Haynes has been a portfolio manager with MSDW Advisors for over five years. Peter Hermann, Vice President of MSDW Advisors, has been the primary portfolio manager of the CAPITAL GROWTH PORTFOLIO since May 1996. Prior to joining MSDW Advisors in March 1994, Mr. Hermann was a portfolio manager at The Bank of New York. Julian Johnston has been the primary portfolio manager of the EUROPEAN GROWTH PORTFOLIO since April 1998 and has been a portfolio manager with MGIS or its affiliates for over five years. On December 1, 1998, Jeremy Lodwick, a Principal of MSAM, will become the primary portfolio manager of the EUROPEAN GROWTH PORTFOLIO. Prior to joining MSAM in July 1998, Mr. Lodwick was a portfolio manager with MGIS for over five years, where he was the EUROPEAN GROWTH PORTFOLIO's primary portfolio manager from April 1994 to April 1998. Timothy Jensen, Principal of MSAM, and Ashutosh Sinha, Vice President of MSAM, each a member of MSAM's emerging markets group, have been the primary portfolio managers of the PACIFIC GROWTH PORTFOLIO since November 1998. Prior to joining MSAM in January 1998, Mr. Jensen was a Partner at Ardsley Partners (July 1994-December 1997) and prior thereto was a Vice President of Bankers Trust (June 1993-June 1994). Prior to joining MSAM in June 1995, Mr. Sinha was an analyst at SBI Funds Management Ltd. (1993-1995). Ronald J. Worobel, Senior Vice President of MSDW Advisors, is the primary portfolio manager of the CAPITAL APPRECIATION PORTFOLIO and has been assisted by Aaron Clark, Assistant Vice President of MSDW Advisors, since October 1998. Mr. Worobel has been a portfolio manager with MSDW Advisors for over five years. Mr. Clark has been a portfolio manager with MSDW Advisors since April 1997, prior to which time he was an independent analyst (December 1996-April 1997) and a junior bank stock analyst (January 1995-December 1996) with Gerard Klauer Mattison & Co., and prior thereto was a research analyst with Prudential Securities Inc. (October 1993-December 1994). Michelle Kaufman, Vice President of MSDW Advisors, has been a primary portfolio manager of the EQUITY PORTFOLIO since May 1996, has been the sole primary portfolio manager of that Portfolio since December 1996, and has been a portfolio manager with MSDW Advisors for over five years. Kenton
J. Hinchliffe, Senior Vice President of MSDW Advisors, is the primary portfolio manager of the S&P 500 INDEX PORTFOLIO and has been assisted by Kevin Jung, Vice President of MSDW Advisors, since October 1998. Mr. Hinchliffe has been a portfolio manager with MSDW Advisors for over five years. Mr. Jung has been a portfolio manager with MSDW Advisors since September 1997, prior to which time he was a Vice President and portfolio manager with UBS Asset Management (NY) Inc. (April 1993-August 1997). Mark Bavoso, Senior Vice President of MSDW Advisors, is the primary portfolio manager of the COMPETITIVE EDGE "BEST IDEAS" PORTFOLIO, has been the primary portfolio manager of the STRATEGIST PORTFOLIO since September 1995 and has been a portfolio manager with MSDW Advisors for over five years.

INVESTMENT RESTRICTIONS
----------------------------------------------------------

The investment restrictions listed below are among the restrictions that have been adopted by the Fund as fundamental policies of each Portfolio. Under the Investment Company Act of 1940, as amended (the "Act"), a fundamental policy may not be changed with respect to a Portfolio without the vote of a majority of the outstanding voting securities of that Portfolio, as defined in the Act.

Each Portfolio of the Fund may not:

    1. Invest more than 5% of the value of its total assets in the securities of any one issuer (other than obligations issued or guaranteed by the United States Government, its agencies or instrumentalities), or purchase more than 10% of the voting securities, or more than 10% of any class of security, of any issuer (for this purpose all outstanding debt securities of an issuer are considered as one class and all preferred stock of an issuer are considered as one class). With regard to the INCOME BUILDER PORTFOLIO, the CAPITAL GROWTH PORTFOLIO, the GLOBAL DIVIDEND GROWTH PORTFOLIO, the EUROPEAN GROWTH PORTFOLIO, the PACIFIC GROWTH PORTFOLIO, the CAPITAL APPRECIATION PORTFOLIO, the S&P 500 INDEX PORTFOLIO and the COMPETITIVE EDGE "BEST IDEAS" PORTFOLIO, these limitations apply only as to 75% of the Portfolio's total assets.

    2. Concentrate its investments in any particular industry, but if deemed appropriate for attainment of its investment objective, a Portfolio may invest up to 25% of its total assets (valued at the time of investment) in any one industry classification used by that Portfolio for investment purposes. This restriction does not apply to obligations issued or guaranteed by the United States Government or its agencies or instrumentalities, or, in the case of the MONEY MARKET PORTFOLIO, to domestic bank obligations (not including obligations issued by foreign branches of such banks) or, in the case of the UTILITIES PORTFOLIO, to the utilities industry, in which industry the Portfolio will concentrate.

    3. Invest more than 5% of the value of its total assets in securities of issuers having a record, together with predecessors, of less than three years of continuous operation. This restriction shall not apply to any obligation issued or guaranteed by the United States Government, its agencies or instrumentalities.

    4. Purchase or sell commodities or commodity futures contracts, or oil, gas or mineral exploration or developmental programs, except that a Portfolio may invest in the securities of companies which operate, invest in, or sponsor such programs, and (i) the QUALITY INCOME PLUS PORTFOLIO, the UTILITIES PORTFOLIO, the INCOME BUILDER PORTFOLIO, the DIVIDEND GROWTH PORTFOLIO, the CAPITAL GROWTH PORTFOLIO, the GLOBAL DIVIDEND GROWTH PORTFOLIO, the EUROPEAN GROWTH PORTFOLIO, the PACIFIC GROWTH PORTFOLIO, the CAPITAL APRECIATION PORTFOLIO, the COMPETITIVE EDGE "BEST IDEAS" PORTFOLIO and the STRATEGIST PORTFOLIO may purchase or sell futures contracts and related options thereon, (ii) the GLOBAL DIVIDEND GROWTH PORTFOLIO, the EUROPEAN GROWTH PORTFOLIO, the PACIFIC GROWTH PORTFOLIO, the CAPITAL APPRECIATION PORTFOLIO and the COMPETITIVE EDGE "BEST IDEAS" PORTFOLIO may purchase or sell currency futures contracts and related options thereon and the S&P 500 INDEX PORTFOLIO may purchase or sell index futures contracts.

    5. Borrow money (except insofar as the EUROPEAN GROWTH PORTFOLIO and the PACIFIC GROWTH PORTFOLIO may be deemed to have borrowed by entrance into a reverse repurchase agreement up to an amount not exceeding 10% of the Portfolio's total assets), except from banks for temporary or emergency purposes or to meet redemption requests which might otherwise require the untimely disposition of securities, and, in the case of the Portfolios other than the QUALITY INCOME PLUS PORTFOLIO, not for investment or leveraging, provided that borrowing in the aggregate (other than, in the case of the QUALITY INCOME PLUS PORTFOLIO, for investment or leveraging) may not exceed 5% of the value of the Portfolio's total assets (including the amount borrowed) at the time of such borrowing.

    6. Pledge its assets or assign or otherwise encumber them except to secure permitted borrowings. (For the purpose of this restriction, collateral arrangements with respect to the writing of options and collateral arrangements with respect to initial margin for futures are not deemed to be pledges of assets.)

    7. Purchase securities on margin (but the Portfolios may obtain short-term loans as are necessary for the clearance of transactions). The deposit or payment by the QUALITY INCOME PLUS PORTFOLIO, the UTILITIES PORTFOLIO, the INCOME BUILDER PORTFOLIO, the DIVIDEND GROWTH PORTFOLIO, the CAPITAL GROWTH PORTFOLIO, the GLOBAL DIVIDEND GROWTH PORTFOLIO, the EUROPEAN GROWTH PORTFOLIO, the PACIFIC GROWTH PORTFOLIO, the CAPITAL APPRECIATION PORTFOLIO, the S&P 500 INDEX PORTFOLIO, the COMPETITIVE EDGE "BEST IDEAS" PORTFOLIO and the STRATEGIST PORTFOLIO of initial or variation margin in connection with futures contracts or related options thereon is not considered the purchase of a security on margin.

    8. In the case of each Portfolio other than the S&P 500 INDEX PORTFOLIO and the COMPETITIVE EDGE "BEST IDEAS" PORTFOLIO, purchase securities of other investment companies, except in connection with a merger, consolidation, reorganization or acquisition of assets or, in the case of the GLOBAL DIVIDEND GROWTH PORTFOLIO, the EUROPEAN GROWTH PORTFOLIO, the PACIFIC GROWTH PORTFOLIO and the CAPITAL APPRECIATION PORTFOLIO, in accordance with the provisions of
Section 12(d) of the Act and any Rules promulgated thereunder (E.G., each of these Portfolios may not invest in more than 3% of the outstanding voting securities of any investment company).

Each of the QUALITY INCOME PLUS PORTFOLIO, the DIVIDEND GROWTH PORTFOLIO, the EQUITY PORTFOLIO and the STRATEGIST PORTFOLIO may not invest more than 5% of the value of its total assets in securities which are restricted as to disposition under the Federal securities laws or otherwise, provided that this restriction shall not apply to securities received as a result of a corporate reorganization or similar transaction affecting readily marketable securities already held by the Portfolio; however, these Portfolios will attempt to dispose in an orderly fashion of any securities received under these circumstances to the extent that such securities, together with other illiquid securities, exceed 10% of the Portfolio's total assets.

Each of the UTILITIES PORTFOLIO, the CAPITAL GROWTH PORTFOLIO and the EUROPEAN GROWTH PORTFOLIO may not invest more than 10% of its total assets in "illiquid securities" (securities for which market quotations are not readily available) and repurchase agreements which have a maturity of longer than seven days. In addition, no more than 15% of the EUROPEAN GROWTH PORTFOLIO's net assets will be invested in such illiquid securities and foreign securities not traded on a recognized domestic or foreign exchange. Generally, OTC options and the assets used as "cover" for written OTC options are illiquid securities. However, these Portfolios are permitted to treat the securities they use as cover for written OTC options as liquid provided they follow a procedure whereby they will sell OTC options only to qualified dealers who agree that the Portfolio may repurchase such options at a maximum price to be calculated pursuant to a predetermined formula set forth in the option agreement. The formula may vary from agreement to agreement, but is generally based on a multiple of the premium received by the Portfolio for writing the option plus the amount, if any, of the option's intrinsic value. An OTC option is considered an illiquid asset only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

The HIGH YIELD PORTFOLIO may not acquire any common stocks, except (a) when attached to or included in a unit with fixed-income securities; (b) when acquired upon conversion of fixed-income securities; or (c) when acquired upon exercise of warrants attached to fixed-income securities. However, the HIGH YIELD PORTFOLIO may retain common stocks so acquired but not in excess of 10% of its total assets. While the EQUITY PORTFOLIO may not invest in securities of foreign issuers, it may invest in (a) securities of Canadian issuers registered under the Securities Exchange Act of 1934 and (b) American Depository Receipts.

All percentage limitations apply immediately after a purchase or initial investment, and any subsequent change in any applicable percentage resulting from market fluctuations or other changes in the amount of total assets does not require elimination of any security from the Portfolio.

DETERMINATION OF NET ASSET VALUE
----------------------------------------------------------

The net asset value per share is calculated separately for each Portfolio. In general, the net asset value per share is computed by taking the value of all the assets of the Portfolio, subtracting all liabilities, dividing by the number of shares outstanding and adjusting the result to the nearest cent. The Fund will compute the net asset value per share of each Portfolio once daily at 4:00 p.m., New York time (or, on days when the New York Stock Exchange closes prior to 4:00 p.m., at such earlier time), on days the New York Stock Exchange is open for trading. The net asset value per share will not be determined on Good Friday and on such other Federal and non-Federal holidays as are observed by the New York Stock Exchange.

The MONEY MARKET PORTFOLIO utilizes the amortized cost method in valuing its portfolio securities, which method involves valuing a security at its cost adjusted by a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. The purpose of this method of calculation is to facilitate the maintenance of a constant net asset value per share of $1.00. However, there can be no assurance that the $1.00 net asset value will be maintained.

In the calculation of the net asset value of the Portfolios other than the MONEY MARKET PORTFOLIO: (1) an equity portfolio security listed or traded on the New York or American Stock Exchange or other domestic or foreign stock exchange is valued at its latest sale price on that exchange prior to the time when assets are valued (if there were no sales that day, the security is valued at the latest bid price) (in cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); and (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest bid price prior to the time of valuation. When market quotations are not readily available, including circumstances under which it is determined by the Investment Manager (or, in the case of the EUROPEAN GROWTH PORTFOLIO and the PACIFIC GROWTH PORTFOLIO, by the Sub-Advisor) that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Board of Trustees (valuation of debt securities for which market quotations are not readily available may also be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors). For valuation purposes, quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the New York Stock Exchange. Dividends receivable are accrued as of the ex-dividend date except for certain dividends from foreign securities which are accrued as soon as the Fund is informed of such dividends after the ex-dividend date.

Short-term debt securities with remaining maturities of sixty days or less at the time of purchase are valued at amortized cost, unless the Trustees determine such does not reflect the securities' market value, in which case these securities will be valued at their fair value as determined by the Trustees.

Generally, trading in foreign securities, as well as corporate bonds, U.S. Government securities and money market instruments, is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of such securities used in computing the net asset value of a Portfolio's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the New York Stock Exchange. Occasionally, events which may affect the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the New York Stock Exchange and will therefore not be reflected in the computation of a Portfolio's net asset value. If events that may affect the value of such securities occur during such period, then these securities may be valued at their fair value as determined in good faith under procedures established by and under the supervision of the Trustees.

Certain of the portfolio securities of each Portfolio other than the MONEY MARKET PORTFOLIO may be valued by an outside pricing service approved by the Fund's Trustees. The pricing service may utilize a matrix system incorporating security quality, maturity and coupon as the evaluation model parameters, and/or research evaluations by its staff, including review of broker-dealer market price quotations, in determining what it believes is the fair valuation of the portfolio securities valued by such pricing service.

PURCHASE OF FUND SHARES
----------------------------------------------------------

Investments in the Fund may be made only by (1) Northbrook Life Insurance Company ("Northbrook") for allocation to certain separate accounts established and maintained by Northbrook for the purpose of funding variable annuity contracts and variable life insurance contracts it issues, by (2) Allstate Life Insurance Company of New York ("Allstate New York") for allocation to certain separate accounts established and maintained by Allstate New York for the purpose of funding variable annuity contracts it issues, by (3) Glenbrook Life and Annuity Company ("Glenbrook") for allocation to certain separate accounts established and maintained by Glenbrook for the purpose of funding variable annuity contracts and variable life insurance contracts it issues, and by (4) Paragon Life Insurance Company ("Paragon") for allocation to a separate account established and maintained by Paragon for the purpose of funding variable life insurance contracts it issues, in connection with an employer-sponsored insurance program offered only to certain employees of MSDW, the parent company of the Fund's Investment Manager. The separate accounts are sometimes referred to individually as an "Account" and collectively as the "Accounts." Persons desiring to purchase annuity or life insurance contracts funded by any Portfolio of the Fund should read this Prospectus in conjunction with the Prospectus of the flexible premium deferred annuity contracts issued by Northbrook, Allstate New York or Glenbrook (the "Variable Annuity Contracts") or in conjunction with the Prospectus of the flexible premium variable life insurance contracts issued by Northbrook, Glenbrook or Paragon (the "Variable Life Contracts").

In the future, shares of the Portfolios of the Fund may be allocated to certain other separate accounts or sold to affiliated and/or non-affiliated entities of Northbrook, Allstate New York, Glenbrook and Paragon (the "Companies") in connection with variable annuity contracts or variable life insurance contracts. It is conceivable that in the future it may become disadvantageous for both variable life and variable annuity contract separate accounts to invest in the same underlying fund. Although neither the Companies nor the Fund currently foresee any such disadvantage, the Fund's Board of Trustees intends to monitor events in order to identify any material irreconcilable conflict between the interests of variable annuity contract owners and variable life insurance contract owners and to determine what action, if any, should be taken in response thereto.

Shares of each Portfolio of the Fund are offered to the Companies for allocation to the Accounts without sales charge at the respective net asset values of the Portfolios next determined after receipt by the Fund of the purchase payment in the manner set forth above under "Determination of Net Asset Value." In the interest of economy and convenience, certificates representing the Fund's shares will not be physically issued. Morgan Stanley Dean Witter Distributors Inc. ("MSDW Distributors" or the "Distributor") acts without remuneration from the Fund as the exclusive Distributor of the Fund's shares. (The Distributor is a wholly-owned subsidiary of MSDW and an affiliate of Dean Witter Reynolds Inc., which is the principal underwriter of certain of the Variable Annuity Contracts and the Variable Life Contracts. It is anticipated that Dean Witter Reynolds Inc. will undergo a change of corporate name which is expected to incorporate the brand name of "Morgan Stanley Dean Witter," pending approval of various regulatory authorities.) The principal executive office of the Distributor is located at Two World Trade Center, New York, New York 10048.

REDEMPTION OF FUND SHARES
----------------------------------------------------------

Shares of any Portfolio of the Fund can be redeemed by the Companies at any time for cash, without sales charge, at the net asset value next determined after receipt of the redemption request. (For information regarding charges which may be imposed upon the Contracts by the applicable Account, see the accompanying Prospectus for either the Variable Annuity Contracts or the Variable Life Contracts.)

The Fund reserves the right to suspend the right of redemption or to postpone the date of payment upon redemption of the shares of any Portfolio for any period during which the New York Stock Exchange is closed (other than weekend and holiday closings) or trading on that Exchange is restricted, or during which an emergency exists (as determined by the Securities and Exchange Commission) as a result of which disposal of the portfolio securities owned by the Portfolio is not reasonably practicable or it is not reasonably practicable for the Portfolio to determine the value of its net assets, or for such other period as the Securities and Exchange Commission may by order permit for the protection of shareholders.

DIVIDENDS, DISTRIBUTIONS AND TAXES
----------------------------------------------------------

DIVIDENDS AND DISTRIBUTIONS. The Fund intends to distribute substantially all of the net investment income and net realized capital gains, if any, of each Portfolio. Dividends from net investment income and any distributions of realized capital gains will be paid in additional shares of the Portfolio paying the dividend or making the distribution and credited to the shareholder's account.

MONEY MARKET PORTFOLIO. Dividends from net income on the MONEY MARKET PORTFOLIO will be declared, payable on each day the New York Stock Exchange is open for business to shareholders of record as of the close of business the preceding business day. Net income, for dividend purposes, includes accrued interest and accretion of acquisition, original issue and market discount, less the amortization of market premium and the estimated expenses of the MONEY MARKET PORTFOLIO. The amount of dividend may fluctuate from day to day and may be omitted on some days if realized losses on portfolio securities exceed the MONEY MARKET PORTFOLIO's net investment income. Dividends are automatically reinvested daily in additional shares of the MONEY MARKET PORTFOLIO at the net asset value per share at the close of business that day. Any net realized capital gains will be declared and paid at least once per calendar year; net short-term gains may be paid more frequently, with the distribution of dividends from net investment income.

QUALITY INCOME PLUS PORTFOLIO AND HIGH YIELD PORTFOLIO. Dividends from net investment income on the QUALITY INCOME PLUS PORTFOLIO and the HIGH YIELD PORTFOLIO will be declared and paid monthly, and any net realized capital gains will be declared and paid at least once per calendar year.

UTILITIES PORTFOLIO, INCOME BUILDER PORTFOLIO, DIVIDEND GROWTH PORTFOLIO, GLOBAL DIVIDEND GROWTH PORTFOLIO, EQUITY PORTFOLIO AND STRATEGIST PORTFOLIO. Dividends from net investment income, if any, on the UTILITIES PORTFOLIO, the INCOME BUILDER PORTFOLIO, the DIVIDEND GROWTH PORTFOLIO, the GLOBAL DIVIDEND

GROWTH PORTFOLIO, the EQUITY PORTFOLIO and the STRATEGIST PORTFOLIO will be declared and paid quarterly, and any net realized capital gains will be declared and paid at least once per calendar year.

CAPITAL GROWTH PORTFOLIO, EUROPEAN GROWTH PORTFOLIO, PACIFIC GROWTH PORTFOLIO, CAPITAL APPRECIATION PORTFOLIO, S&P 500 INDEX PORTFOLIO AND COMPETITIVE EDGE "BEST IDEAS" PORTFOLIO. Dividends from net investment income and net realized capital gains, if any, on the CAPITAL GROWTH PORTFOLIO, the EUROPEAN GROWTH PORTFOLIO, the PACIFIC GROWTH PORTFOLIO, the CAPITAL APPRECIATION PORTFOLIO, the S&P 500 INDEX PORTFOLIO and the COMPETITIVE EDGE "BEST IDEAS" PORTFOLIO will be declared and paid at least once per calendar year.

TAXES. Because the Fund intends to distribute substantially all of the net investment income and capital gains of each Portfolio and otherwise continue to qualify each Portfolio as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code"), it is not expected that any Portfolio of the Fund will be required to pay any Federal income tax on such income and capital gains.

Gains or losses on a Portfolio's transactions in certain listed options and on futures and options on futures generally are treated as 60% long-term and 40% short-term. When a Portfolio engages in options and futures transactions, various tax regulations applicable to the Portfolio may have the effect of causing the Portfolio to recognize a gain or loss for tax purposes before that gain or loss is realized, or to defer recognition of a realized loss for tax purposes. Recognition, for tax purposes, of an unrealized loss may result in a lesser amount of the realized net short-term gains of the QUALITY INCOME PLUS PORTFOLIO, the UTILITIES PORTFOLIO, the CAPITAL GROWTH PORTFOLIO, the GLOBAL DIVIDEND GROWTH PORTFOLIO, the EUROPEAN GROWTH PORTFOLIO, the PACIFIC GROWTH PORTFOLIO, the CAPITAL APPRECIATION PORTFOLIO, the S&P 500 INDEX PORTFOLIO or the COMPETITIVE EDGE "BEST IDEAS" PORTFOLIO or the STRATEGIST PORTFOLIO being available for distribution. These Portfolios intend to make certain elections which may minimize the impact of these rules but which could also result in a higher portion of the Portfolio's gains being treated as short-term capital gains.

With respect to investments by a Portfolio in zero coupon bonds and investment by the HIGH YIELD PORTFOLIO in payment-in-kind bonds, the Portfolios accrue income prior to any actual cash payments by their issuers. In order to continue to comply with Subchapter M of the Code and remain able to forego payment of Federal income tax on their income and capital gains, each Portfolio must distribute all of its net investment income, including income accrued from zero coupon and payment-in-kind bonds. As such, a Portfolio may be required to dispose of some of its portfolio securities under disadvantageous circumstances to generate the cash required for distribution.

Dividends, interest and capital gains received by a Portfolio on investments in foreign issuers or which are denominated in foreign currency may give rise to withholding and other taxes imposed by foreign countries, which may or may not be refunded to the Portfolio.

Since the Companies are the only shareholders of the Fund, no discussion is stated herein as to the Federal income tax consequences at the shareholder level. For information concerning the Federal income tax consequences to holders of variable annuity or variable life insurance contracts, see the accompanying Prospectus for either the Variable Annuity Contracts or the Variable Life Contracts.

PERFORMANCE INFORMATION
----------------------------------------------------------

From time to time the Fund advertises the "yield" and "effective yield" of the MONEY MARKET PORTFOLIO. Both yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of the MONEY MARKET PORTFOLIO refers to the income generated by an investment in the Portfolio over a given period (which period will be stated in the advertisement). This income is then annualized. The "effective yield" for a seven-day period is calculated similarly but, when annualized, the income earned by an investment in the MONEY MARKET PORTFOLIO is assumed to be reinvested each week within a 365-day period. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment. The MONEY MARKET PORTFOLIO's "yield" and "effective yield" do not reflect the deduction of any charges which may be imposed on the Contracts by the applicable Account and are therefore not equivalent to total return under a Contract (for a description of such charges, see the Prospectus for the Contracts).

From time to time the Fund advertises the "yield" of each of the QUALITY INCOME PLUS PORTFOLIO, the HIGH YIELD PORTFOLIO and the UTILITIES PORTFOLIO. The yield of a Portfolio is based on historical earnings and is not intended to indicate future performance. The yield of a Portfolio is computed by dividing the Portfolio's net investment income over a 30-day period by an average value (using the average number of shares entitled to receive dividends and the net asset value per share at the end of the period), all in accordance with applicable regulatory requirements. Such amount is compounded for six months and then annualized for a twelve-month period to derive the Portfolio's yield. The "yield" of a Portfolio does not reflect the deduction of any charges which may be imposed on the Contracts by the applicable Account and is therefore not equivalent to total return under a Contract (for a description of such charges, see the Prospectus for the Contracts).

From time to time the Fund may quote the "total return" of each Portfolio in advertisements and sales literature. The total return of a Portfolio is based on historical earnings and is not intended to indicate future performance. The "average annual total return" of a Portfolio refers to a figure reflecting the average annualized percentage increase (or decrease) in the value of an initial investment in the Portfolio of $1,000 over periods of one, five and ten years, as well as over the life of the Portfolio, if shorter than any of these periods. Average annual total return reflects all income earned by the Portfolio, any appreciation or depreciation of the Portfolio's assets and all expenses incurred by the Portfolio for the stated periods. It also assumes reinvestment of all dividends and distributions paid by the Portfolio. However, average annual total return does not reflect the deduction of any charges which may be imposed on the Contracts by the applicable Account which, if reflected, would reduce the performance quoted.

In addition to the foregoing, the Fund may advertise the total return of the Portfolios over different periods of time by means of aggregate, average, year-by-year or other types of total return figures. Such calculations similarly do not reflect the deduction of any charges which may be imposed on the Contracts by the applicable Account. The Fund may also advertise the growth of hypothetical investments of $10,000, $50,000 and $100,000 in shares of a Portfolio. The Fund from time to time may also advertise the performance of the Portfolios relative to certain performance rankings and indexes compiled by independent organizations, such as Lipper Analytical Services, Inc.

ADDITIONAL INFORMATION
----------------------------------------------------------

The shares of beneficial interest of the Fund, with $0.01 par value, are divided into fifteen separate Portfolios, and the shares of each Portfolio are equal as to earnings, assets and voting privileges with all other shares of that Portfolio. There are no conversion, pre-emptive or other subscription rights. Upon liquidation of the Fund or any Portfolio, shareholders of a Portfolio are entitled to share pro rata in the net assets of that Portfolio available for distribution to shareholders after all debts and expenses have been paid. The shares do not have cumulative voting rights.

The assets received by the Fund on the sale of shares of each Portfolio and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, are allocated to each Portfolio, and constitute the assets of such Portfolio. The assets of each Portfolio are required to be segregated on the Fund's books of account.

Additional Portfolios (the proceeds of which would be invested in separate, independently managed portfolios with distinct investment objectives, policies and restrictions) may be offered in the future, but such additional offerings would not affect the interests of the current shareholders in the existing Portfolios.

On any matters affecting only one Portfolio, only the shareholders of that Portfolio are entitled to vote. On matters relating to all the Portfolios but affecting the Portfolios differently, separate votes by Portfolio are required. Approval of an Investment Management Agreement and a change in fundamental policies would be regarded as matters requiring separate voting by each Portfolio. To the extent required by law, Northbrook Life Insurance Company, Allstate Life Insurance Company of New York, Glenbrook Life and Annuity Company and Paragon Life Insurance Company, which are the only shareholders of the Fund, will vote the shares of the Fund held in each Account in accordance with instructions from Contract Owners, as more fully described under the caption "Voting Rights" in the accompanying Prospectus for either the Variable Annuity Contracts or the Variable Life Contracts. The Trustees of the Fund have been elected by Northbrook Life Insurance Company, Allstate Life Insurance Company of New York and Paragon Life Insurance Company, pursuant to the instructions of Contract Owners.

The Fund is not required to hold Annual Meetings of Shareholders and in ordinary circumstances the Fund does not intend to hold such meetings. The Trustees may call Special Meetings of Shareholders for action by shareholder vote as may be required by the Act or the Declaration of Trust.

Under Massachusetts law, shareholders of a business trust may, under certain circumstances, be held personally liable as partners for the obligations of the Fund. However, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Fund, requires that Fund obligations include such disclaimer, and provides for indemnification and reimbursement of expenses out of the Fund's property for any shareholder held personally liable for the obligations of the Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund itself would be unable to meet its obligations. Given the above limitations on shareholder personal liability, and the nature of the Fund's assets and operations, in the opinion of Massachusetts counsel to the Fund, the risk to shareholders of personal liability is remote.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT. Morgan Stanley Dean Witter Trust FSB, an affiliate of MSDW Advisors, MSDW Distributors and MSAM, whose address is Harborside Financial Center, Plaza Two, Jersey City, NJ 07311, is the

Transfer Agent of the Fund's shares and Dividend Disbursing Agent for payments of dividends and distributions on Fund shares.

CODE OF ETHICS. Directors, officers and employees of MSDW Advisors, MSDW Services and MSDW Distributors are subject to a strict Code of Ethics adopted by those companies. The Code of Ethics is intended to ensure that the interests of shareholders and other clients are placed ahead of any personal interest, that no undue personal benefit is obtained from a person's employment activities and that actual and potential conflicts of interest are avoided. To achieve these goals and comply with regulatory requirements, the Code of Ethics requires, among other things, that personal securities transactions by employees of the companies be subject to an advance clearance process to monitor that no investment company managed or advised by MSDW Advisors ("Morgan Stanley Dean Witter Fund") is engaged at the same time in a purchase or sale of the same security. The Code of Ethics bans the purchase of securities in an initial public offering, and also prohibits engaging in futures and options transactions and profiting on short-term trading (that is, a purchase within sixty days of a sale or a sale within sixty days of a purchase) of a security. In addition, investment personnel may not purchase or sell a security for their personal account within thirty days before or after any transaction in any Morgan Stanley Dean Witter Fund managed by them. Any violations of the Code of Ethics are subject to sanctions, including reprimand, demotion or suspension or termination of employment. The Code of Ethics comports with regulatory requirements and the recommendations in the 1994 report by the Investment Company Institute Advisory Group on Personal Investing.

The Sub-Advisors of the EUROPEAN GROWTH PORTFOLIO and the PACIFIC GROWTH PORTFOLIO also each have a Code of Ethics which complies with regulatory requirements and, insofar as it relates to persons associated with the Fund, the 1994 report by the Investment Company Institute Advisory Group on Personal Investing.

YEAR 2000. The investment management services provided to the Fund by the Investment Manager and the Sub-Advisors and the services provided to shareholders by the Distributor and the Transfer Agent depend on the smooth functioning of their computer systems. Many computer software systems in use today cannot recognize the year 2000, but revert to 1900 or some other date, due to the manner in which dates were encoded and calculated. That failure could have a negative impact on the handling of securities trades, pricing and account services. The Investment Manager, the Sub-Advisors, the Distributor and the Transfer Agent have been actively working on necessary changes to their own computer systems to prepare for the year 2000 and expect that their systems will be adapted before that date, but there can be no assurance that they will be successful, or that interaction with other non-complying computer systems will not impair their services at that time. In addition, it is possible that the markets for securities in which the Fund invests may be detrimentally affected by computer failures throughout the financial services industry beginning January 1, 2000. Improperly functioning trading systems may result in settlement problems and liquidity issues. In addition, corporate and governmental data processing errors may result in production problems for individual companies and overall economic uncertainties. Earnings of individual issuers will be affected by remediation costs, which may be substantial and may be reported inconsistently in U.S. and foreign financial statements. Accordingly, the Fund's investments may be adversely affected.

SHAREHOLDER INQUIRIES. All inquiries regarding the Fund should be directed to the Fund at the telephone numbers or address set forth on the front cover of this Prospectus.

CAPITAL APPRECIATION PORTFOLIO PROPOSED REORGANIZATION. On October 28, 1998, the Trustees of the Fund approved an Agreement and Plan of Reorganization by and between the CAPITAL APPRECIATION PORTFOLIO and the EQUITY PORTFOLIO, pursuant to which substantially all of the assets of the CAPITAL APPRECIATION PORTFOLIO would be combined with those of the EQUITY PORTFOLIO and shareholders of the CAPITAL APPRECIATION PORTFOLIO would become shareholders of the EQUITY PORTFOLIO. Shareholders of the CAPITAL APPRECIATION PORTFOLIO would receive shares of the EQUITY PORTFOLIO with a value equal to the value of their holdings in the CAPITAL APPRECIATION PORTFOLIO. The Reorganization is subject to the approval of shareholders of the CAPITAL APPRECIATION PORTFOLIO at a special meeting of shareholders scheduled to be held on February 24, 1999 and any requisite regulatory approval. A proxy statement formally detailing the proposal, the reasons for the Trustees' action, and an additional copy of this Prospectus will be distributed to shareholders of the CAPITAL APPRECIATION PORTFOLIO.

APPENDIX -- RATINGS OF CORPORATE DEBT
INSTRUMENTS INVESTMENTS
----------------------------------------------------------

MOODY'S INVESTORS SERVICE INC. ("MOODY'S")

                         FIXED-INCOME SECURITY RATINGS

Aaa        Fixed-income securities which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa         Fixed-income securities which are rated Aa are judged to be of high quality by all standards.
           Together with the Aaa group they comprise what are generally known as high grade fixed-income securities. They are rated lower than the best fixed-income securities because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A          Fixed-income securities which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa        Fixed-income securities which are rated Baa are considered as medium grade obligations; I.E., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such fixed-income securities lack outstanding investment characteristics and in fact have speculative characteristics as well.

           Fixed-income securities rated Aaa, Aa, A and Baa are considered investment grade.

Ba         Fixed-income securities which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and therefore not well safeguarded during both good and bad times in the future.
           Uncertainty of position characterizes bonds in this class.

B          Fixed-income securities which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa        Fixed-income securities which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca         Fixed-income securities which are rated Ca present obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C          Fixed-income securities which are rated C are the lowest rated class of fixed-income securities, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

    RATING REFINEMENTS: Moody's may apply numerical modifiers, 1, 2, and 3 in each generic rating classification from Aa through B in its municipal fixed-income security rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and a modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

                            COMMERCIAL PAPER RATINGS

Moody's Commercial Paper ratings are opinions of the ability to repay punctually promissory obligations not having an original maturity in excess of nine months. The ratings apply to Municipal Commercial Paper as well as taxable Commercial Paper. Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:
Prime-1, Prime-2, Prime-3.

Issuers rated Prime-1 have a superior capacity for repayment of short-term promissory obligations. Issuers rated Prime-2 have a strong capacity for repayment of short-term promissory obligations; and Issuers rated Prime-3 have an acceptable capacity for repayment of short-term promissory obligations. Issuers rated Not Prime do not fall within any of the Prime rating categories.

STANDARD & POOR'S CORPORATION ("STANDARD & POOR'S")

                         FIXED-INCOME SECURITY RATINGS

A Standard & Poor's fixed-income security rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

The ratings are based on current information furnished by the issuer or obtained by Standard & Poor's from other sources it considers reliable. The ratings are based, in varying degrees, on the following considerations: (1) likelihood of default-capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation; (2) nature of and provisions of the obligation; and (3) protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

Standard & Poor's does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended or withdrawn as a result of changes in, or unavailability of, such information, or for other reasons.

AAA        Fixed-income securities rated "AAA" have the highest rating assigned by Standard & Poor's.
           Capacity to pay interest and repay principal is extremely strong.

AA         Fixed-income securities rated "AA" have a very strong capacity to pay interest and repay principal and differs from the highest-rate issues only in small degree.

A          Fixed-income securities rated "A" have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than fixed-income securities in higher-rated categories.

BBB        Fixed-income securities rated "BBB" are regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for fixed-income securities in this category than for fixed-
           income securities in higher-rated categories.

           Fixed-income securities rated AAA, AA, A and BBB are considered investment grade.

BB         Fixed-income securities rated "BB" have less near-term vulnerability to default than other speculative grade fixed-income securities. However, it faces major ongoing uncertainties or exposures to adverse business, financial or economic conditions which could lead to inadequate capacity or willingness to pay interest and repay principal.

B          Fixed-income securities rated "B" have a greater vulnerability to default but presently have the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions would likely impair capacity or willingness to pay interest and repay principal.

CCC        Fixed-income securities rated "CCC" have a current identifiable vulnerability to default, and are dependent upon favorable business, financial and economic conditions to meet timely payments of interest and repayments of principal. In the event of adverse business, financial or economic conditions, they are not likely to have the capacity to pay interest and repay principal.

CC         The rating "CC" is typically applied to fixed-income securities subordinated to senior debt which is assigned an actual or implied "CCC" rating.

C          The rating "C" is typically applied to fixed-income securities subordinated to senior debt which is assigned an actual or implied "CCC-" rating.

CI         The rating "CI" is reserved for fixed-income securities on which no interest is being paid.

NR         Indicates that no rating has been requested, that there is insufficient information on which to base a rating or that Standard & Poor's does not rate a particular type of obligation as a matter of policy.

           Fixed-income securities rated "BB," "B," "CCC," "CC" and "C" are regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. "BB"
           indicates the least degree of speculation and "C" the highest degree of speculation. While such fixed-income securities will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

           Plus (+) or minus (-): The rating from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major ratings categories.

                            COMMERCIAL PAPER RATINGS

Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. The commercial paper rating is not a recommendation to purchase or sell a security. The ratings are based upon current information furnished by the issuer or obtained by Standard & Poor's from other sources it considers reliable. The ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of such information. Ratings are graded into group categories, ranging from "A" for the highest quality obligations to "D" for the lowest. Ratings are applicable to both taxable and tax-exempt commercial paper. The categories are as follows:

Issues assigned A ratings are regarded as having the greatest capacity for timely payment. Issues in this category are further refined with the designation 1, 2, and 3 to indicate the relative degree of safety.

A-1        indicates that the degree of safety regarding timely payment is very strong.

A-2        indicates capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as overwhelming as for issues designated "A-1."

A-3        indicates a satisfactory capacity for timely payment. Obligations carrying this designation are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

FITCH INVESTORS SERVICE, INC. ("FITCH")

                                  BOND RATINGS

The Fitch Bond Ratings provides a guide to investors in determining the investment risk associated with a particular security. The rating represents its assessment of the issuer's ability to meet the obligations of a specific debt issue or class of debt in a timely manner. Fitch bond ratings are not recommendations to buy, sell or hold securities since they incorporate no information on market price or yield relative to other debt instruments.

The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the record of the issuer and of any guarantor, as well as the political and economic environment that might affect the future financial strength and credit quality of the issuer.

Bonds which have the same rating are of similar but not necessarily identical investment quality since the limited number of rating categories cannot fully reflect small differences in the degree of risk. Moreover, the character of the risk factor varies from industry to industry and between corporate, health care
and municipal               .

In assessing credit risk, Fitch Investors Service relies on current information furnished by the issuer and/or guarantor and other sources which it considers reliable. Fitch does not perform an audit of the financial statements used in assigning a rating.

Ratings may be changed, withdrawn or suspended at any time to reflect changes in the financial condition of the issuer, the status of the issue relative to other debt of the issuer, or any other circumstances that Fitch considers to have a material effect on the credit of the obligor.

AAA        rated bonds are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA         rated bonds are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal, while very strong, is somewhat less than for AAA rated securities or more subject to possible change over the term of the issue.

A          rated bonds are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB        rated bonds are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to weaken this ability than bonds with higher ratings.

BB         rated bonds are considered speculative and of low investment grade. The obligor's ability to pay interest and repay principal is not strong and is considered likely to be affected over time by adverse economic changes.

B          rated bonds are considered highly speculative. Bonds in this class are lightly protected as to the obligor's ability to pay interest over the life of the issue and repay principal when due.

CCC        rated bonds may have certain identifiable characteristics which, if not remedied, could lead to the possibility of default in either principal or interest payments.

CC         rated bonds are minimally protected. Default in payment of interest and/or principal seems probable.

C          rated bonds are in imminent default in payment of interest and/or principal.

                               SHORT-TERM RATINGS

Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes. Although the credit analysis is similar to Fitch's bond rating analysis, the short-term rating places greater emphasis on the existence of liquidity necessary to meet the issuer's obligations in a timely manner. Fitch's short-term ratings are as follows:

Fitch-1+   (Exceptionally Strong Credit Quality) Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

Fitch-1    (Very Strong Credit Quality) Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated Fitch-1+.

Fitch-2    (Good Credit Quality) Issues assigned this rating have a satisfactory degree of assurance for timely payment but the margin of safety is not as great as the two higher categories.

Fitch-3    (Fair Credit Quality) Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse change is likely to cause these securities to be rated below investment grade.

Fitch-S    (Weak Credit Quality) Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near term adverse changes in financial and economic conditions.

D          (Default) Issues assigned this rating are in actual or imminent payment default.

LOC        This symbol LOC indicates that the rating is based on a letter of credit issued by a commercial bank.

DUFF & PHELPS, INC.

                               LONG-TERM RATINGS

These ratings represent a summary opinion of the issuer's long-term fundamental quality. Rating determination is based on qualitative and quantitative factors which may vary according to the basic economic and financial characteristics of each industry and each issuer. Important considerations are vulnerability to economic cycles as well as risks related to such factors as competition, government action, regulation, technological obsolescence, demand shifts, cost structure, and management depth and expertise. The projected viability of the obligor at the trough of the cycle is a critical determination.

Each rating also takes into account the legal form of the security, (E.G., first mortgage bonds, subordinated debt, preferred stock, etc.). The extent of rating dispersion among the various classes of securities is determined by several factors including relative weightings of the different security classes in the capital structure, the overall credit strength of the issuer, and the nature of covenant protection. Review of indenture restrictions is important to the analysis of a company's operating and financial constraints.

The Credit Rating Committee formally reviews all ratings once per quarter (more frequently, if necessary).

 RATING
  SCALE    DEFINITION
---------  -------------------------------------------------------------------------------------------------------------------------
AAA        Highest credit quality. The risk factors are negligible, being only slightly more than risk-free U.S. Treasury debt.

AA+        High credit quality. Protection factors are strong. Risk is modest, but may vary slightly from time to time because of
AA         economic conditions.
AA-

A+         Protection factors are average but adequate. However, risk factors are more variable and greater in periods of economic
A          stress.
A-

BBB+       Below average protection factors but still considered sufficient for prudent investment. Considerable variability in risk
BBB        during economic cycles.
BBB-

BB+        Below investment grade but deemed likely to meet obligations when due. Present or prospective financial protection
BB         factors fluctuate according to industry conditions or company fortunes. Overall quality may move up or down frequently
BB-        within this category.

B+         Below investment grade and possessing risk that obligations will not be met when due. Financial protection factors will
B          fluctuate widely according to economic cycles, industry conditions and/or company fortunes. Potential exists for frequent
B-         changes in the quality rating within this category or into a higher or lower quality rating grade.

CCC        Well below investment grade securities. May be in default or considerable uncertainty exists as to timely payment of principal, interest or preferred dividends. Protection factors are narrow and risk can be substantial with unfavorable economic/industry conditions, and/or with unfavorable company developments.

DD         Defaulted debt obligations. Issuer failed to meet scheduled principal and/or interest payments.

DP         Preferred stock with dividend arrearages.

                               SHORT-TERM RATINGS

Duff & Phelps' short-term ratings are consistent with the rating criteria utilized by money market participants. The ratings apply to all obligations with maturities of under one year, including commercial paper, the uninsured portion of certificates of deposit, unsecured bank loans, master notes, bankers acceptances, irrevocable letters of credit, and current maturities of long-term debt. Asset-backed commercial paper is also rated according to this scale.

Emphasis is placed on liquidity which is defined as not only cash from operations, but also access to alternative sources of funds, including trade credit, bank lines, and the capital markets. An important consideration is the level of an obligor's reliance on short-term funds on an ongoing basis.

A. Category 1:    High Grade

Duff 1+ Highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

Duff 1 Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

Duff- High certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

B. Category 2:    Good Grade

Duff 2 Good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

C. Category 3:    Satisfactory Grade

Duff 3 Satisfactory liquidity and other protection factors qualify issue as to investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

D. Category 4:    Non-investment Grade

Duff 4 Speculative investment characteristics. Liquidity is not sufficient to insure against disruption in debt service.
                  Operating factors and market access may be subject to a high degree of variation.

E. Category 5:    Default

Duff 5 Issuer failed to meet scheduled principal and/or interest payments.

MORGAN STANLEY DEAN WITTER
VARIABLE INVESTMENT SERIES
TWO WORLD TRADE CENTER
NEW YORK, NEW YORK 10048


BOARD OF TRUSTEES
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
John R. Haire
Wayne E. Hedien
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder


OFFICERS
Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Barry Fink
Vice President, Secretary and
General Counsel

Thomas F. Caloia
Treasurer


CUSTODIANS
The Bank of New York
90 Washington Street
New York, New York 10286

The Chase Manhattan Bank
One Chase Plaza
New York, New York 10081


TRANSFER AGENT AND
DIVIDEND DISBURSING AGENT
Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center
Plaza Two
Jersey City, New Jersey 07311


INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036


INVESTMENT MANAGER
Morgan Stanley Dean Witter Advisors Inc.





      11/98    #40239

DEAN WITTER VARIABLE INVESTMENT SERIES  TWO WORLD TRADE CENTER, NEW YORK, NEW
                                        YORK 10048
LETTER TO THE SHAREHOLDERS DECEMBER 31, 1997

DEAR SHAREHOLDER:

We are pleased to present the annual report on the operations of Dean Witter Variable Investment Series for the fiscal year ended December 31, 1997.

Nineteen ninety-seven truly proved to be a tale of two markets worldwide. In the United States the first half of the year was characterized by a strong equity market versus fixed-income securities, while the second half saw bonds powerfully outperform all other asset classes. Global markets were characterized by robust growth during the first six months of the year, only to be rocked by a currency crisis in Southeast Asia during the latter portion of the year.

GLOBAL ECONOMIC OVERVIEWS

UNITED STATES
Overall, the stock market was very generous to investors in 1997. However, in August the Dow Jones Industrial Average appeared to have peaked at 8340. Bellwether multinational corporations such as Coca Cola began to guide earnings estimates downward for the first time in many years on the basis of slower growth and the currency impact from the turmoil in Asia. The NASDAQ Composite and Mid-Cap indexes peaked in early October, while the Standard & Poor's 500 Composite Stock Price Index (S&P 500) peaked in early December as uncertainty grew regarding earnings outlooks. Despite a flat to down fourth quarter for the various indexes, the stock market, as measured by the Dow Jones Industrial Average, increased by more than 20 percent for the third year in a row for the first time ever. As year-end approached, historically defensive sectors such as consumer goods and utilities outperformed the overall market, while cyclical stocks lagged.

Over the past year the U.S. economy exhibited healthy growth with declining inflation and strong employment growth. In this environment the Federal Reserve Board periodically expressed concern that inflationary pressures could be on the rise, however, inflation remains in check. As a result, the Federal Reserve Board has left interest rates unchanged since March.

DEAN WITTER VARIABLE INVESTMENT SERIES
LETTER TO THE SHAREHOLDERS DECEMBER 31, 1997, CONTINUED

As the summer came to a close the situation in Asia induced an investor "flight-to-quality." As a result, demand for U.S. Treasury securities and the U.S. dollar increased. With many of the Southeast Asian economies in turmoil, 1998 may see the United States inherit the deflationary aspect of those markets. According to many analysts, this would be likely to benefit the disinflationary trend here.

Real interest rates (market interest rates less inflation) in the United States remain above historical norms. A realization of this situation by investors, combined with the probability of a surplus in the U.S. budget (leading to a reduction in the issuance of U.S. Treasury securities in 1998), could cause interest rates to continue to decline in the months to come.

EUROPE
Despite sharp falls in October following the currency crisis in Asia, the European markets generally made a steady recovery during November and December. Overall, 1997 was characterized by significant improvement in the economic environment across Europe. In the United Kingdom low interest rates combined with low inflation resulted in strong economic growth and falling unemployment. Following the general election in May, the Bank of England tightened monetary policy on concerns over the possibility of higher inflation, with little effect on domestic consumer demand. However, the strength of the British pound relative to the German mark and other European currencies had a negative impact on British exporters.

Continental Europe experienced a year of economic convergence, partly engineered in preparation for monetary union in 1999. In Germany the deutschemark's weakness relative to the U.S. dollar resulted in strong export performance, which offset relatively subdued domestic consumer demand. In Italy and Spain, falling short-term interest rates stimulated domestic consumption and investment demand. Inflation, long-term interest rates and budget deficit levels are now broadly similar across the Continent. Further convergence of short-term interest rates is likely during the first half of 1998 and expectations are high that the unified currency will go ahead as planned in 1999.

ASIA (EXCLUDING JAPAN)
Nineteen ninety-seven was a uniquely difficult year for the markets of the Pacific Basin. The only markets that were notably weak during the first half were Japan, Korea and Thailand, all of which were addressing specific economic difficulties. Performance during the first half of the year provided little hint of the severe weakness that would overcome the region in the second half.

The economic problems of Thailand proved to be the catalyst for the currency crisis that has plagued the region since July. By then the uncertain state of Thailand's economy had been cause for concern for some time. The rigid pegging of the Thai baht to the U.S. dollar had resulted in significant

DEAN WITTER VARIABLE INVESTMENT SERIES
LETTER TO THE SHAREHOLDERS DECEMBER 31, 1997, CONTINUED

overinvestment in the Thai economy, particularly in real estate. This overinvestment was funded by access to cheap U.S.-dollar loans, at interest rates well below those prevailing locally, without any apparent currency risk. Thailand had also run a current-account deficit of about 8 percent of gross domestic product (GDP) in 1997, which made the country's dependence on foreign capital even more marked.

Although it did not come as a surprise when Thai authorities devalued the currency on July 2, 1997, it was not initially anticipated that the Thai crisis would trigger similar developments in the other countries of Southeast Asia, particularly Indonesia, Malaysia, the Philippines and Singapore. The first three of these countries have current-account deficits, although theirs are considerably smaller than that of Thailand relative to their GDP. They had also seen signs of excessive investment, again particularly in real estate. The Philippines quickly followed Thailand in devaluation, and Malaysia and Indonesia continued the trend in August. Even Singapore, which enjoys one of the world's largest current-account surpluses, has seen its currency come under pressure because of its role as the financial center of Southeast Asia.

For much of 1997 northeastern Asian markets stood apart from their southeastern counterparts and produced considerably better performance. Hong Kong, the largest market in the Pacific Basin outside Japan, performed well through August, despite the death of Chinese leader Deng Xiaopeng in February and the handover of Hong Kong to China in July. In August Hong Kong appeared to have successfully defended its U.S.-dollar-pegged currency rate against speculative attack. However, pressure reemerged much more severely in October, following a move by Taiwan to permit a small further depreciation in its currency. The result was a sharp upward movement in Hong Kong interest rates, which severely affected the stock market there given its significant exposure to bank and real-estate-related stocks.

Korea too succumbed to the currency assault during the fourth quarter. The Korean economy has always been highly leveraged and dominated by a few large, unfocused conglomerate companies. As a result this market traditionally has been treated with caution. As 1997 drew to a close it became clear that an unhealthy proportion of corporate debt was short term in nature and a classic crisis of confidence ensued. However, new administration of Kim Dae Jung helped turn the tide by taking a strong line on economic and financial reform. After a period of great uncertainty over Christmas and New Year's, international banks have now agreed to roll US$24 billion of short-term debt into longer maturities (1 to 3 years) at favorable interest rates, subject to a Korean sovereign guarantee. This appears to remove the possibility of default and buys time for Korea to go forward with reform.

DEAN WITTER VARIABLE INVESTMENT SERIES
LETTER TO THE SHAREHOLDERS DECEMBER 31, 1997, CONTINUED

The last weeks of 1997 also saw a mounting crisis in Indonesia, initially triggered by concerns about the health of President Suharto and the political situation in the run up to the Presidential election in March 1998. This particularly undermined the confidence of the Indonesian Chinese community (which largely makes up the business leadership) and the ensuing flight of capital had a severe impact on the currency. The 1998 budget in early January appeared to be based on unrealistic assumptions regarding growth, inflation and the exchange rate and impacted confidence further. However, political concerns remain despite a second International Monetary Fund (IMF) agreement, moves to address financial system reform, and the temporary suspension of repayments on corporate foreign currency debt.

JAPAN
The Japanese market peaked in June. Supportive factors included very strong first-quarter GDP growth, strong corporate profits and a realization that U.S. interest rates were on hold. As anticipated, fiscal tightening -- including an increased consumption tax of an additional two percent, the withdrawal of income tax rebates and the growth of medical costs -- produced a weak second quarter.

In the third quarter evidence emerged that the economic slowdown was worsening. In fact, this proved to be the weakest quarter the Japanese economy had seen in nearly 23 years. This recognition further depressed the market and made it vulnerable to the crisis developing elsewhere in Asia. The dramatic fall of the Hong Kong market in October triggered the Nikkei's downward trend. Reports that currency devaluations and market falls throughout Southeast Asia were spreading to the Northeast added to the overall concern, because Korean and Taiwanese companies are viewed as more direct competitors to Japan.

These factors provided hedge funds with reasons to short Japan, which pushed the market to a two-year low and to levels approaching the postcrash bottoms of 1992 and 1995. Subsequently, suggestions that public money would be used to support Japan's financial infrastructure and reports that the "convoy system" -- whereby the stronger institutions are expected to carry the weaker -- had been abandoned resulted in a dramatic rebound of some 10 percent. However, later news that Yamaichi, the fourth-largest brokerage house in Japan, was to be declared insolvent reversed much of this move and again raised questions about the stability of the financial sector. The government and the Bank of Japan moved rapidly to reassure depositors in the wake of this development.

DEAN WITTER VARIABLE INVESTMENT SERIES
LETTER TO THE SHAREHOLDERS DECEMBER 31, 1997, CONTINUED

LATIN AMERICA
The Latin American equity markets began 1997 on a strong note as robust corporate earnings growth and attractive valuations prompted strong capital inflows. The region's markets continued to rally during the second quarter as macroeconomic and political fundamentals maintained their pace of improvement, while corporate earnings were generally in line with expectations.

During the second half of the year, however, many Latin American markets, particularly Brazil and Argentina, suffered under broadly emerging market volatility. Generally healthy economies and continued privatization programs nevertheless provided investors with a higher degree of confidence that these markets would not be fundamentally disturbed by the situation in Asia.

CAPITAL APPRECIATION

From its inception on January 21, 1997, through December 31, 1997, the Capital Appreciation Portfolio registered a total return of 13.20 percent, versus 26.20 percent for the Standard & Poor's 500
Composite Stock Price Index (S&P 500)
and 16.09 percent for the Lipper
Analytical Services Inc. Variable
Annuity Capital Appreciation Underlying
Funds Average. The accompanying chart
illustrates the performance of a
$10,000 investment in the Portfolio
from inception through the fiscal year
ended December 31, 1997, versus the
performance of similar hypothetical
investments in the issues that comprise
the S&P 500 and the funds that comprise
the Lipper Variable Annuity Capital
Appreciation Underlying Funds Average.

As was the case when we last reported
to shareholders six months ago, the
Portfolio's underperformance is
attributable to its focus on small-cap
stocks during a period when the stocks
of larger companies fared better. We
continue to believe that small-cap
stocks are undervalued and that, long
term, this sector may offer greater
growth potential than the broader
market.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

     Growth of $10,000
     ($ in Thousands)
                                Fund     S&P 500(3)   Lipper(4)
January-21-1997                 $10,000      $10,000    $10,000
January-31-1997                 $10,010      $10,059    $10,000
February-28-1997                $10,050      $10,134     $9,746
March-31-1997                    $8,960       $9,718     $9,230
April-30-1997                    $8,900      $10,302     $9,420
May-31-1997                      $9,960      $10,922    $10,194
June-30-1997                    $10,320      $11,413    $10,595
July-31-1997                    $11,320      $12,322    $11,426
August-31-1997                  $11,750      $11,632    $11,227
September-30-1997               $12,480      $12,268    $11,889
October-31-1997                 $11,730      $11,862    $11,439
November-30-1997                $11,490      $12,408    $11,505
December-31-1997             $11,320(2)      $12,820    $11,609
Cumulative Total Return
(Fund)
13.20%(1)

  PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS
(1) Figure assumes reinvestment of all distributions for the underlying fund based on the net asset value (NAV). It does not reflect the deduction of insurance expenses, an annual contract maintenance fee, or surrender charges.
(2) Closing Value on December 31, 1997 for the underlying fund. This figure does not reflect the deduction of any account fees or sales charges.
(3) The Standard and Poor's 500 Composite Stock Price Index (S&P 500) is a broad-based index, the performance of which is based on the average performance of 500 widely held common stocks. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.
(4) The Lipper Variable Annuity Capital Appreciation Underlying Funds Average tracks the performance of funds which aim at maximum capital appreciation, frequently by means of 100% or more portfolio turnover, leveraging, purchasing unregistered securities, purchasing option, etc. The fund may take large cash positions, as reported by Lipper Analytical Services.

DEAN WITTER VARIABLE INVESTMENT SERIES
LETTER TO THE SHAREHOLDERS DECEMBER 31, 1997, CONTINUED

While the Portfolio continues to emphasize growth stocks with sound fundamentals, solid earnings momentum, financial stability and management strength, it maintains the flexibility to seek opportunities across the whole market-capitalization spectrum. The Portfolio invests in a wide array of industries but is most heavily weighted in computer software and services, commercial services, telecommunications equipment and retailing.

CAPITAL GROWTH

For the fiscal year ended December 31, 1997, the Capital Growth Portfolio posted a total return of 24.54 percent, versus 33.35 percent for the S&P 500 and 25.36 percent for the Lipper Analytical
Services Inc. Variable Annuity Growth
Underlying Funds Average. The
accompanying chart illustrates the
performance of a $10,000 investment in
the Portfolio from inception on March
1, 1991 through the fiscal year ended
December 31, 1997, versus the
performance of similar hypothetical
investments in the issues that comprise
the S&P 500 and the funds that comprise
the Lipper Variable Annuity Growth
Underlying Funds Average.

During the Fund's 1996 fiscal year the
Portfolio's screens were relaxed in an
effort to provide a larger universe
from which to pick stocks. The screens
now require that companies must have 1)
increasing revenues and earnings in
five out of the previous eight years;
2) increasing revenues and earnings in
the previous three years consecutively;
and 3) projected future short- and
long-term earnings growth of at least
12 percent. The Fund is actively
managed, more research-driven and is no
longer managed purely on a quantitative
basis.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

       Growth of $10,000
       ($ in Thousands)
                                    Fund     S&P 500(3)   Lipper(4)
March-01-1991                       $10,000      $10,000    $10,000
December-31-1991                    $12,841      $11,563    $11,689
December-31-1992                    $13,051      $12,443    $12,640
December-31-1993                    $12,139      $13,696    $14,152
December-31-1994                    $11,984      $13,876    $14,032
December-31-1995                    $15,929      $19,086    $18,580
December-31-1996                    $17,768      $23,466    $22,374
December-31-1997                 $22,128(2)      $31,293    $28,048
Average Annual Total Returns
(Fund)
                                                 Life of
1 Year                              5 Years         Fund
24.54%(1)                         11.14%(1)    12.32%(1)

  PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS
(1) Figure assumes reinvestment of all distributions for the underlying fund based on the net asset value (NAV). It does not reflect the deduction of insurance expenses, an annual contract maintenance fee, or surrender charges.
(2) Closing Value on December 31, 1997 for the underlying fund. This figure does not reflect the deduction of any account fees or sales charges.
(3) The Standard and Poor's 500 Composite Stock Price Index (S&P 500) is a broad-based index, the performance of which is based on the average performance of 500 widely held common stocks. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.
(4) The Lipper Variable Annuity Growth Underlying Funds Average tracks the performance of funds which primarily invest their assets in companies with long-term earnings expected to grow significantly faster than the earnings of the stocks represented in the major stock indices, as reported by Lipper Analytical Services.
Its diversification into mid- and small-capitalization stocks contributed heavily to the Portfolio's strong performance during the second half of the fiscal year. After lagging during the first half, these

DEAN WITTER VARIABLE INVESTMENT SERIES
LETTER TO THE SHAREHOLDERS DECEMBER 31, 1997, CONTINUED

stocks showed a marked improvement during the third and fourth quarters. At the end of the fiscal year the Portfolio's capitalization breakdown was 48 percent large capitalization stocks, 45 percent mid caps and 7 percent small-cap issues.

In addition, investments in the technology, financial and retail sectors paid off handsomely during the second half of the year. The Portfolio maintained an overweighted position in these sectors for much of its fiscal year. At year-end the Portfolio held 34 percent of its net assets in the consumer/consumer-related sector, 26 percent in technology/capital goods stocks, 18 percent in financial/interest-rate-sensitive stocks and 17 percent in the basic industry/economically sensitive sector. As of December 31, 1997, the Portfolio owned 48 stocks and its net assets totaled slightly more than $127 million.

DIVIDEND GROWTH

For the fiscal year ended December 31, 1997, the Dividend Growth Portfolio registered a total return of 25.61 percent versus 33.35 percent for the S&P 500 and 27.21 percent for the Lipper Analytical Services
Inc. Variable Annuity Growth and Income
Underlying Funds Average. The
accompanying chart illustrates the
performance of a $10,000 investment in
the Portfolio from inception on March
1, 1990 through the fiscal year ended
December 31, 1997, versus the
performance of similar hypothetical
investments in the issues that comprise
the S&P 500 and the funds that comprise
the Lipper Variable Annuity Growth and
Income Underlying Funds Average.

In our opinion the Portfolio's
underperformance relative to its
benchmarks is attributable to a lack of
exposure to small capitalization and
high technology stocks, neither of
which has very much, if any, current
yield and would not therefore be
portfolio candidates.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

       Growth of $10,000
       ($ in Thousands)
                                    Fund     S&P 500(3)   Lipper(4)
March-01-1990                       $10,000      $10,000    $10,000
December-31-1990                     $9,219      $10,235     $9,862
December-31-1991                    $11,778      $13,347    $12,628
December-31-1992                    $12,740      $14,363    $13,752
December-31-1993                    $14,567      $15,808    $15,429
December-31-1994                    $14,090      $16,017    $15,328
December-31-1995                    $19,216      $22,030    $20,218
December-31-1996                    $23,821      $27,086    $24,440
December-31-1997                 $29,921(2)      $36,120    $31,090
Average Annual Total Returns
(Fund)
                                                 Life of
1 Year                              5 Years         Fund
25.61%(1)                         18.62%(1)    15.01%(1)

  PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS
(1) Figure assumes reinvestment of all distributions for the underlying fund based on the net asset value (NAV). It does not reflect the deduction of insurance expenses, an annual contract maintenance fee, or surrender charges.
(2) Closing Value on December 31, 1997 for the underlying fund. This figure does not reflect the deduction of any account fees or sales charges.
(3) The Standard and Poor's 500 Composite Stock Price Index (S&P 500) is a broad-based index, the performance of which is based on the average performance of 500 widely held common stocks. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.
(4) The Lipper Variable Annuity Growth and Income Underlying Funds Average tracks the performance of funds which combine a growth-of-earnings orientation and an income requirement for level and/or rising dividends, as reported by Lipper Analytical Services.

DEAN WITTER VARIABLE INVESTMENT SERIES
LETTER TO THE SHAREHOLDERS DECEMBER 31, 1997, CONTINUED

The Portfolio's net assets totaled more than $1.9 billion on December 31, 1997, an increase of more than $600 million from the end of 1996. The Portfolio continued to maintain a relatively fully invested posture during the fiscal year, with 98 percent of net assets committed to longer-term investments as of the fiscal year-end. Three new common stock positions were added during the fiscal year: Consolidated Natural Gas Co., Ryder System, Inc. and Caterpillar, Inc. One portfolio position was eliminated with the sale of PanEnergy Corp. and another (CBS Corp.) was substantially sold. The sale of the latter position was completed shortly after the fiscal year-end. As of December 31 the Portfolio held 54 equity issues spread among 35 industry groups, as well as five U.S. Treasury bond and note issues.

EQUITY

For the fiscal year ended December 31, 1997, the Equity Portfolio posted a total return of 37.43 percent versus 33.35 percent for the S&P 500 and 25.36 percent for the Lipper Analytical Services Inc.
Variable Annuity Growth Underlying
Funds Average. The accompanying chart
illustrates the performance of a
$10,000 investment in the Portfolio for
the 10 years ended December 31, 1997,
versus the performance of similar
hypothetical investments in the issues
that comprise the S&P 500 and the funds
that comprise the Lipper Variable
Annuity Growth Underlying Funds
Average.

For the fiscal year ended December 31,
1997, the Portfolio ranked #2 out of
121 Variable Annuity Growth Funds (top
2 percent), according to Lipper. For
the five and 10 years ended December
31, the Portfolio ranked #7 out of 53
such funds (top 13 percent) and #10 out
of 34 such funds (top 29 percent),
respectively. (Lipper rankings are
based on total return and do not take
any sales charges into account.)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

       Growth of $10,000
       ($ in Thousands)
                                    Fund     S&P 500(3)   Lipper(4)
December-31-1987                    $10,000      $10,000    $10,000
December-31-1988                    $10,984      $11,655    $11,429
December-31-1989                    $13,052      $15,343    $14,727
December-31-1990                    $12,580      $14,869    $14,016
December-31-1991                    $20,008      $19,390    $19,191
December-31-1992                    $20,019      $20,866    $20,753
December-31-1993                    $23,967      $22,965    $23,235
December-31-1994                    $22,789      $23,268    $23,037
December-31-1995                    $32,481      $32,003    $30,504
December-31-1996                    $36,496      $39,347    $36,733
December-31-1997                 $50,159(2)      $52,469    $46,048
Average Annual Total Returns
(Fund)
1 Year                              5 Years     10 Years
37.43%(1)                         20.17%(1)    17.50%(1)

  PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS
(1) Figure assumes reinvestment of all distributions for the underlying fund based on net asset value (NAV). It does not reflect the deduction of insurance expenses, an annual contract maintenance fee, or surrender charges.
(2) Closing Value on December 31, 1997 for the underlying fund. This figure does not reflect the deduction of any account fees or sales charges.
(3) The Standard and Poor's 500 Composite Stock Price Index (S&P 500) is a broad-based index, the performance of which is based on the average performance of 500 widely held common stocks. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.
(4) The Lipper Variable Annuity Growth Underlying Funds Average tracks the performance of funds which primarily invest their assets in companies with long-term earnings expected to grow significantly faster than the earnings of the stocks represented in the major unmanaged stock indices, as reported by Lipper Analytical Services.

DEAN WITTER VARIABLE INVESTMENT SERIES
LETTER TO THE SHAREHOLDERS DECEMBER 31, 1997, CONTINUED

During the first half of 1997, the Portfolio was slightly overweighted in cyclical stocks, with a focus on industries that were benefiting from growth in the emerging markets, such as energy and technology. The Portfolio's positioning changed significantly during the second half of 1997. In response to the events occurring in Asia, the Portfolio was tilted to an overweighting in defensive growth stocks. In addition, nearly 9 percent of the Portfolio's net assets was invested in bonds. Exposure to the energy and aerospace industries was eliminated. Technology was reduced to a market weighting, with the focus on software companies. This is because, during prior slowdowns in global economic growth, software sales have typically held up better than hardware sales.

The Portfolio increased its exposure in electric utilities from zero to a market weighting that more closely reflects that of the S&P 500. Exposure to telephone companies also was added. The financial and health care sectors remained market weighted. Exposure to media was also increased, particularly in names that have lagged the overall market.

The Portfolio's focus on sector rotation served it well in 1997. As the global economic outlook and the earnings outlook shifted, the Portfolio's positioning changed dramatically in order to remain overweighted in those sectors expected to have the best earnings growth relative to the overall market.

DEAN WITTER VARIABLE INVESTMENT SERIES
LETTER TO THE SHAREHOLDERS DECEMBER 31, 1997, CONTINUED

INCOME BUILDER

From its inception on January 21, 1997, through December 31, 1997, the Income Builder Portfolio registered a total return of 22.38 percent, versus 26.20 percent for the Standard & Poor's 500
Composite Stock Price Index (S&P 500)
and 24.81 percent for the Lipper
Analytical Services Inc. Variable
Annuity Equity Income Underlying Funds
Average. The accompanying chart
illustrates the performance of a
$10,000 investment in the Portfolio
from inception on January 21, 1997,
through the fiscal year ended December
31, 1997, versus the performance of
similar hypothetical investments in the
issues that comprise the S&P 500 and
the funds that comprise the Lipper
Variable Annuity Equity Income
Underlying Funds Average.

As of December 31, 1997, net assets had
grown to over $55.4 million. The
Portfolio's target asset mix is 40
percent large capitalization stocks, 30
percent convertible securities, 10
percent investment-grade fixed income,
10 percent high-yield bonds and 10
percent Real Estate Investment Trusts
(REITs).

The large-cap segment of the Portfolio
was approximately 99 percent invested
at the end of the fiscal year and has
been relatively fully invested since
inception. Portfolio transactions
completed during the second half of the fiscal year include the sale of CoreStates Financial Corp., and the purchases of positions in Cyprus Amax Minerals Co. and Crown Cork & Seal Co., Inc. At fiscal year end, the Portfolio owned 58 common stocks spread among 32 industry groups.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

     Growth of $10,000
     ($ in Thousands)
                                Fund     S&P 500(3)   Lipper(4)
January-21-1997                 $10,000      $10,000    $10,000
January-31-1997                 $10,000      $10,059    $10,000
February-28-1997                $10,110      $10,134    $10,152
March-31-1997                    $9,830       $9,718     $9,832
April-30-1997                    $9,991      $10,302    $10,180
May-31-1997                     $10,424      $10,922    $10,767
June-30-1997                    $10,801      $11,413    $11,243
July-31-1997                    $11,411      $12,322    $12,010
August-31-1997                  $11,441      $11,632    $11,606
September-30-1997               $11,885      $12,268    $12,202
October-31-1997                 $11,751      $11,862    $11,851
November-30-1997                $12,009      $12,408    $12,230
December-31-1997             $12,238(2)      $12,620    $12,481
Cumulative Total Return
(Fund)
22.38%(1)

  PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS.
(1) Figure assumes reinvestment of all distributions for the underlying fund based on net asset value (NAV). It does not reflect the deduction of insurance expenses, an annual contract maintenance fee, or surrender charges.
(2) Closing value on December 31, 1997 for the underlying fund. This figure does not reflect the deduction of any account fees or sales charges.
(3) The Standard and Poor's 500 Composite Stock Price Index (S&P 500) is a broad-based index, the performance of which is based on the average performance of 500 widely held common stocks. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.
(4) The Lipper Variable Annuity Equity Income Underlying Funds Average tracks the performance of funds that seek relatively high current income and growth of income through investing 60% or more of their portfolio in equities, as reported by Lipper Analytical Services.

The convertible portion of the Portfolio performed well during the fiscal year although it lagged the broader market for much of that time period. This is attributable to the fact that the convertible universe consists of many small-cap companies that, as a group, underperformed large-caps for much of 1997. The Portfolio's tilt toward yield also dampened relative performance, but provided significant

DEAN WITTER VARIABLE INVESTMENT SERIES
LETTER TO THE SHAREHOLDERS DECEMBER 31, 1997, CONTINUED

downside support in a volatile market environment. It is our expectation that convertible securities can perform well in modestly increasing, stable or declining equity markets, but will lag during very strong periods.

The REIT portion of the Portfolio also performed well during the period. Our exposure to this sector is in line with the Portfolio's 10 percent target and is split between REIT stocks and REIT convertibles.

The Portfolio's fixed-income holdings performed as expected, with fairly low sensitivity to interest-rate fluctuations. This portion of the Portfolio seeks to provide maximum current income with low exposure to interest rate movements. This strategy helped reduce volatility during the fiscal year.

DEAN WITTER VARIABLE INVESTMENT SERIES
LETTER TO THE SHAREHOLDERS DECEMBER 31, 1997, CONTINUED

EUROPEAN GROWTH

For the fiscal year ended December 31, 1997, the European Growth Portfolio produced a total return of 16.07 percent, versus 14.17 percent for the Morgan Stanley Capital International (MSCI) World
Index and 5.17 percent for the Lipper
Analytical Services Inc. Variable
Annuity International Underlying Funds
Average. The accompanying chart
illustrates the performance of a
$10,000 investment in the Portfolio
from inception on March 1, 1991,
through the fiscal year ended December
31, 1997, versus the performance of
similar hypothetical investments in the
issues that comprise the MSCI World
Index and the funds that comprise the
Lipper Variable Annuity International
Underlying Funds Average.

For the fiscal year ended December 31,
1997, the Portfolio ranked #7 out of 81
Variable Annuity International Funds
(top 9 percent), according to Lipper.
For the five years ended December 31,
1997, the Portfolio ranked #1 out of 25
such funds. (Lipper rankings are based
on total return and do not take any
sales charges into account.)

Financial stocks in continental Europe
were very strong during the year on
expectations of takeovers and mergers.
Although several large mergers have
materialized, the Portfolio's
sub-adviser, Morgan Grenfell Investment Services Limited, remains wary of the sharp sector-wide share price rises that may well unwind in time. In the United Kingdom, financial stocks also performed well. Morgan Grenfell believes that this outperformance has led to excessive current valuations. As a result, the Portfolio maintained an underweighted position in financials throughout the year.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

       Growth of $10,000
       ($ in Thousands)
                                    Fund       MSCI(3)    Lipper(4)
March 1991                          $10,000      $10,000    $10,000
December 1991                       $10,134      $10,399    $10,504
December 1992                       $10,539       $9,656     $9,800
December 1993                       $14,847      $11,625    $13,079
December 1994                       $16,089      $12,016    $13,136
December 1995                       $20,254      $14,263    $14,737
December 1996                       $26,329      $15,935    $16,893
December 1997                    $30,561(2)      $18,193    $17,766
Average Annual Total Returns
(Fund)
                                                 Life of
1 Year                              5 Years         Fund
16.07%(1)                         23.73%(1)    17.75%(1)

  PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS
(1) Figure assumes reinvestment of all distributions for the underlying fund based on net asset value (NAV). It does not reflect the deduction of insurance expenses, an annual contract maintenance fee, or surrender charges.
(2) Closing Value on December 31, 1997 for the underlying fund. This figure does not reflect the deduction of any account fees or sales charges.
(3) The Morgan Stanley Capital International World Index (MSCI) measures performance from a diverse range of global stock markets including the U.S., Canada, Europe, Australia, New Zealand, and the Far East. The Index does not include any expenses, fees, or charges, or reinvestment of dividends. The Index is unmanaged and should not be considered an investment.
(4) The Lipper Variable Annuity International Underlying Funds Average tracks the performance of the funds which invest their assets in securities with primary trading markets outside of the United States, as reported by Lipper Analytical Services.

In 1998, as the economic cycle extends, Morgan Grenfell believes that markets will turn toward companies delivering high-quality earnings growth and has positioned the Portfolio accordingly.

DEAN WITTER VARIABLE INVESTMENT SERIES
LETTER TO THE SHAREHOLDERS DECEMBER 31, 1997, CONTINUED

Stocks such as Accor SA (France/hotels/motels), Assa Abloy AB (Series B) (Sweden/business services), and Tesco PLC (U.K./retail-merchandising) are examples of the types of growth companies forming the core of the Portfolio.

Although country weightings derive from and are driven by stock decisions, it is worth noting that the Portfolio currently has an overweighted position in the Dutch, Swedish and French markets relative to the MSCI World Index. The United Kingdom remains the largest single country position. The Portfolio currently has no currency hedges in place given the relatively stable outlook for the U.S. dollar relative to the European currencies.

DEAN WITTER VARIABLE INVESTMENT SERIES
LETTER TO THE SHAREHOLDERS DECEMBER 31, 1997, CONTINUED

GLOBAL DIVIDEND GROWTH

For the fiscal year ended December 31, 1997, the Global Dividend Growth Portfolio provided a total return of 12.04 percent, versus 14.17 percent for the Morgan Stanley Capital International (MSCI)
World Index and 13.24 percent for the
Lipper Analytical Services Inc.
Variable Annuity Global Underlying
Funds Average. The accompanying chart
illustrates the performance of a
$10,000 investment in the Portfolio
from inception on February 23, 1994,
through the fiscal year ended December
31, 1997, versus the performance of
similar hypothetical investments in the
issues that comprise the MSCI World
Index and the funds that comprise the
Lipper Variable Annuity Global
Underlying Funds Average.

The Fund remains fully invested and
well diversified, with 124 equity
issues spread across the world's
largest 14 markets, as defined by
market capitalization. As the world's
largest market, the United States
continues to be the Portfolio's largest
target weighting, with approximately 30
percent of the Portfolio's net assets
spread among 21 stocks. Recent U.S.
additions to the Portfolio include
Fluor Corp. and Crown Cork & Seal Co.,
Inc.

The Portfolio also remains exposed to
Japan, the world's second-largest
market, with a target allocation of
approximately 23 percent of net assets.
While there is still considerable pessimism surrounding Japanese stocks in general, we are finding many excellent Japanese companies selling at very attractive prices. We believe these investments may offer significant rewards for patient and disciplined long-term investors.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

       Growth of $10,000
       ($ in Thousands)
                                    Fund      MSCI World IX(3)  Lipper(4)
February-23-1994                     $10,000           $10,000    $10,000
December-31-1994                     $10,027            $9,925     $9,665
December-31-1995                     $12,236           $11,781    $11,227
December-31-1996                     $14,388           $13,162    $13,242
December-31-1997                  $16,121(2)           $15,027    $14,995
Average Annual Total Returns
(Fund)
                                     Life of
1 Year                                  Fund
12.04%(1)                          13.20%(1)

  PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS.
(1) Figure assumes reinvestment of all distributions for the underlying fund based on net asset value (NAV). It does not reflect the deduction of insurance expenses, an annual contract maintenance fee, or surrender charges.
(2) Closing value on December 31, 1997 for the underlying fund. This figure does not reflect the deduction of any account fees or sales charges.
(3) The Morgan Stanley Capital International World Index (MSCI) measures performance for a diverse range of global stock markets including the U.S., Canada, Europe, Australia, New Zealand, and the Far East. The Index does not include any expenses, fees or charges, or reinvestment of dividends. The Index is unmanaged and should not be considered an investment.
(4) The Lipper Variable Annuity Global Underlying Funds Average tracks the performance of funds which invest at least 25% of their portfolio in securities traded outside of the United States and that may own U.S. securities as well, as reported by Lipper Analytical Services.

The Portfolio's target allocation of assets to Europe is 35.5 percent and is represented by the United Kingdom (10 percent of net assets), France (6.5 percent), Germany (7 percent), Italy (4 percent),

DEAN WITTER VARIABLE INVESTMENT SERIES
LETTER TO THE SHAREHOLDERS DECEMBER 31, 1997, CONTINUED

The Netherlands (3 percent), Switzerland (2 percent), Spain (1.5 percent) and Sweden (1.5 percent). We are very optimistic about the long-term growth potential of high-quality European common stocks, many of which are more attractively valued than their U.S. counterparts.

In the Pacific Rim, the Portfolio has exposure to Hong Kong (5 percent of net assets) and Malaysia (1 percent). The dramatic decline witnessed in many Asian currencies and equity markets has surpassed even the most pessimistic expectations. The effects from this crisis seem largely contained within the region, but will have wide-reaching implications for global growth, inflation and interest rates. As the Portfolio is exposed to only two southeast Asian countries, it has fared better than many other global equity funds. Our exposure to the resource-oriented markets of Australia (2.0 percent) and Canada (3 percent) offers risk reduction through diversification, as well as growth potential in economically stable countries.

The Portfolio will remain sensitive to any factors that would necessitate changes to its country allocation. We believe that the long-term outlook for the economies and securities markets of most of the world's major countries is favorable and that the stocks of well established, large-capitalization international companies are poised to perform well over the long term. Consequently, we remain confident, patient and fully invested.

DEAN WITTER VARIABLE INVESTMENT SERIES
LETTER TO THE SHAREHOLDERS DECEMBER 31, 1997, CONTINUED

PACIFIC GROWTH

For the fiscal year ended December 31, 1997, under difficult investing conditions, the Pacific Growth Portfolio registered a total return of -37.70 percent, versus 14.17 percent for the Morgan Stanley
Capital International (MSCI) World
Index and -31.92 percent for the Lipper
Analytical Services Inc. Variable
Annuity Pacific Region Underlying Funds
Average. Over the same period, the MSCI
Pacific Free Index posted a total
return of -26.67 percent, while the
MSCI All Country Far East (excluding
Japan) Free Index posted a total return
of -45.48 percent. The accompanying
chart illustrates the performance of a
$10,000 investment in the Portfolio
from inception on February 23, 1994,
through the fiscal year ended December
31, 1997, versus the performance of
similar hypothetical investments in the
issues that comprise the MSCI World
Index, the MSCI Pacific Free Index and
the MSCI All Country Far East
(excluding Japan) Free Index, and the
funds that comprise the Lipper Variable
Annuity Pacific Region Underlying Funds
Average.

It is important to note that the
Portfolio invests primarily in
securities of the markets of the
Pacific Rim, while the MSCI World Index
measures the performance of the
European, Asian and American markets.
The MSCI Pacific Free Index measures
the performance of the markets in
Australia, Hong Kong, Japan, Malaysia,
New Zealand and Singapore. Because of
the relative size of the Japanese
market, the MSCI Pacific Free Index is
dominated by the performance of
equities within that country (Japan
currently makes up more than 70 percent
of the Index). The MSCI All Country Far
East Free Index

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

       Growth of $10,000
       ($ in Thousands)
                                    Fund      MSCI World IX(3)  MSCI PF(4)    MSCI ACFEF(5)   Lipper(6)
February-23-1994                     $10,000           $10,000      $10,000          $10,000    $10,000
December-31-1994                      $9,327            $9,925       $9,606           $9,242     $9,269
December-31-1995                      $9,862           $11,781       $9,995           $9,871     $9,856
December-31-1996                     $10,246           $13,162       $9,081          $10,778    $10,977
December-31-1997                   $6,383(2)           $15,027       $6,659           $5,876     $7,473
Average Annual Total Returns
(Fund)
                                     Life of
1 Year                                  Fund
-37.70%(1)                        -11.00%(1)

  PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS
(1) Figure assumes reinvestment of all distributions for the underlying fund based on net asset value (NAV). It does not reflect the deduction of insurance expenses, an annual contract maintenance fee, or surrender charges.
(2) Closing value on December 31, 1997 for the underlying fund. This figure does not reflect the deduction of any account fees or sales charges.
(3) The Morgan Stanley Capital International World Index (MCSI) measures performance from a diverse range of global stock markets including the U.S., Canada, Europe, Australia, New Zealand, and the Far East. The performance of the Index does not include any expenses, fees, or charges, or reinvestment of dividends. The Index is unmanaged and should not be considered an investment.
(4) The Morgan Stanley Capital International Pacific Free Index (MSCI PF) measures performance of stock markets in Australia, Hong Kong, Japan, Malaysia, New Zealand and Singapore, and excludes shares that are not readily purchased by non-local investors. The Index does not include any expenses, fees, or charges, or reinvestment dividends. The Index is unmanaged and should not be considered an investment.
(5) The Morgan Stanley Capital International All Country Far East Free (excluding Japan) Index (MSCI ACFEF) measures performance of both the developed and the emerging markets of the Far East (excluding Japan), and excludes shares that are not readily purchased by non-local investors. The Index does not include any expenses, fees or charges, or reinvestment dividends. The Index is unmanaged and should not be considered an investment.
(6) The Lipper Variable Annuity Pacific Region Underlying Funds Average tracks the performance of funds which concentrate their investments in equity securities with primary trading markets or operations concentrated in the Western Pacific Basin region or a single country within this region, as reported by Lipper Analytical Services.

DEAN WITTER VARIABLE INVESTMENT SERIES
LETTER TO THE SHAREHOLDERS DECEMBER 31, 1997, CONTINUED

measures the performance of both the developed and emerging markets of the Far East excluding Japan; these markets are often referred to as the "Tiger" markets.

The Portfolio underperformed its Lipper benchmark because other funds in the category have significantly higher weightings in Japan and Australia, which have performed better than other regional markets as a result of the events described earlier. The Portfolio's long-term strategy has been to emphasize investment in the growth economies of Asia. This has led the Portfolio's sub-adviser, Morgan Grenfell Investment Services Limited, to focus on the equity markets of the Tiger economies, as opposed to those of the more mature, developed economies of the region, i.e., Japan and Australia. The sub-adviser continues to believe that the strategy of emphasizing what are believed to be higher growth areas is an appropriate long-term course.

At the end of the fiscal year, the Portfolio's largest single country position continued to be Hong Kong (33.8 percent of net assets). The Portfolio's exposure to greater China, including Taiwan and direct China exposure, was 7.1 percent. As the current crisis subsides, we will look for opportunities to refocus the Portfolio on the markets of Southeast Asia, which in many cases have fallen by more than 60 percent from their highs in U.S. dollar terms.

Strenuous efforts have been made to obtain exposure to electronic and other export-related U.S. dollar-earning stocks, which are expected to benefit from the currency crisis. It is also believed that value is beginning to emerge in some of the more cyclical areas. For example, some Singapore and Hong Kong banks appear to have overdiscounted the prospects for rising nonperforming loans, while some real estate stocks in those nations have fallen to levels that may be overcompensating for any further declines in real estate prices. The Portfolio's sub-adviser will continue to seek out well-managed companies with good earnings visibility and strong balance sheets.

DEAN WITTER VARIABLE INVESTMENT SERIES
LETTER TO THE SHAREHOLDERS DECEMBER 31, 1997, CONTINUED

UTILITIES

The Utilities Portfolio provided a total return of 27.15 percent for the fiscal year ended December 31, 1997 compared to 33.35 percent for the S&P 500 and 26.13 percent for the Lipper Analytical
Services Inc. Variable Annuity Utility
Underlying Funds Average. The
accompanying chart illustrates the
performance of a $10,000 investment in
the Portfolio from inception on March
1, 1990, through the fiscal year ended
December 31, 1997, versus the
performance of similar hypothetical
investments in the issues that comprise
the S&P 500 and the funds that comprise
the Lipper Variable Annuity Utility
Underlying Funds Average.

For the fiscal year ended December 31,
1997, the Portfolio ranked #3 out of 16
Variable Annuity Utility Funds (top 19
percent), according to Lipper. For the
three and five years ended December 31,
1997 the Portfolio ranked #5 out of 14
such funds and #3 out of 5 such funds,
respectively. (Lipper rankings are
based on total return and do not take
any sales charges into account.)

During 1997, utilities benefited from a
blend of improving industry
fundamentals, a favorable interest rate
environment and ongoing industry-wide
merger and acquisition activity and
speculation. However, a significant
event underpinning the strong performance of the Utilities Portfolio, particularly during the second-half of 1997, was the economic crisis in Southeast Asia which prompted a highly defensive investment environment in the U.S. market. The Portfolio remained fully invested throughout the year, reflecting this underlying defensive theme. Additionally, investor confidence continued to strengthen as regulatory concerns abated and more visible growth fundamentals within these sectors became apparent.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

       Growth of $10,000
       ($ in Thousands)
                                    Fund     S&P 500(3)   Lipper(4)
March-01-1990                       $10,000      $10,000    $10,000
December-31-1990                    $10,452      $10,235    $10,340
December-31-1991                    $12,601      $13,347    $12,924
December-31-1992                    $14,194      $14,363    $14,029
December-31-1993                    $16,422      $15,808    $15,936
December-31-1994                    $14,940      $16,017    $14,704
December-31-1995                    $19,220      $22,030    $18,734
December-31-1996                    $20,889      $27,086    $20,752
December-31-1997                 $26,561(2)      $36,120    $26,174
Average Annual Total Returns
(Fund)
                                                 Life of
1 Year                              5 Years         Fund
27.15%(1)                         13.35%(1)    13.28%(1)

  PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS
(1) Figure assumes reinvestment of all distributions for the underlying fund based on net asset value (NAV). It does not reflect the deduction of insurance expenses, an annual contract maintenance fee, or surrender charges.
(2) Closing value on December 31, 1997 for the underlying fund. This figure does not reflect the deduction of any account fees or sales charges.
(3) The Standard & Poor's 500 Composite Stock Price Index (S & P 500) is a broad-based index, the performance of which is based on the average performance of 500 widely held common stocks. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.
(4) The Lipper Variable Annuity Utility Underlying Funds Average tracks the performance of funds which invest at least 65% of their equity portfolio in utility shares, as reported by Lipper Analytical Services.

DEAN WITTER VARIABLE INVESTMENT SERIES
LETTER TO THE SHAREHOLDERS DECEMBER 31, 1997, CONTINUED

Given this utility-friendly investment environment, electric utilities were a chief beneficiary of the cautious financial markets with much of the impetus being a flight to quality and safety. Additionally, electric utilities continued to witness fair and balanced deregulation initiatives by many state utility commissions which tempered concerns and strengthened shareholder confidence in this sector. Electric utility merger and acquisition activity was consistently evident throughout the year as many companies enhanced their earnings outlook and expanded their product offerings in preparation for the new competitive environment. The telecommunications sector also showed very healthy performance and benefited from numerous merger and acquisition announcements. Furthermore, the telecom sector overall showed very strong earnings growth fueled by a strong economy and high growth applications including wireless, data and selective international investments. While natural gas pricing was adversely impacted by mild weather patterns toward year-end, the gas pipeline companies showed strong overall performance during the year, which was attributable to strong growth in core earnings and anticipation of an acceleration in non-regulated earnings going forward.

On December 31, 1997, 88 percent of the Portfolio's net assets was allocated to utility and utility-related equities. Within the equity component, 54 percent was allocated to electric utilities, 35 percent to telecommunications and 11 percent to natural gas. Enhancing the Portfolio's overall diversification are selective foreign securities, which represent 9 percent of net assets and are focused on the growth area of global telecommunications. The Portfolio's high-quality fixed-income investments accounted for 9 percent of net assets. Three percent was held in cash and cash equivalents.

The Portfolio will maintain its focus on a well-diversified allocation of utility and utility-related investments, which is expected to help the Portfolio meet its overall objectives of current income and long-term growth of income and capital. Energy and telecommunications should remain the investments of choice and appeal going forward. The Portfolio is poised to benefit from the resulting worldwide growth coming from globalization, privatization and strong product demand.

DEAN WITTER VARIABLE INVESTMENT SERIES
LETTER TO THE SHAREHOLDERS DECEMBER 31, 1997, CONTINUED

STRATEGIST

For the fiscal year ended December 31, 1997, the Strategist Portfolio posted a total return of 13.71 percent versus 33.35 percent for the S&P 500, 9.76 percent for the Lehman Brothers Government/
Corporate Bond Index and 18.92 percent
for the Lipper Analytical Services Inc.
Variable Annuity Flexible Portfolio
Underlying Fund Average. The
accompanying chart illustrates the
performance of a $10,000 investment in
the Portfolio for the 10 years ended
December 31, 1997, versus the
performance of similar hypothetical
investments in the issues that comprise
the S&P 500 and the Lehman Brothers
Government/Corporate Bond Index and the
funds that comprise the Lipper Variable
Annuity Flexible Portfolio Underlying
Fund Average.

The Portfolio performed well in the
first half of the fiscal year ended
December 31, 1997, but limited exposure
to bonds held performance back in the
last few months of the year. Overall,
the Portfolio's total return for the
fiscal year exceeded its annualized
rate of return since inception (10.32
percent), but trailed its competitive
universe of variable annuity flexible
portfolios.

At the start of 1997 the Portfolio
featured a slightly overweighted
position in stocks (60 percent, versus
an average or neutrally balanced
weighting of 55 percent), an
underweighted position in bonds (20
percent, versus 35 percent) and a
larger-than-normal cash reserve of 20
percent (versus an average of 5 percent). Greater corporate profitability and a firming economy led to an increased exposure to equities throughout the year. The Portfolio entered 1998 with 63 percent of its net assets in stocks, 21 percent in bonds and 16 percent in cash.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

       Growth of $10,000
       ($ in Thousands)
                                    Fund     S&P 500(3)   Lehman(4)   Lipper(5)
December-31-1987                    $10,000      $10,000     $10,000    $10,000
December-31-1988                    $11,279      $11,655     $10,758    $11,023
December-31-1989                    $12,483      $15,343     $12,289    $13,306
December-31-1990                    $12,677      $14,869     $13,306    $13,447
December-31-1991                    $16,260      $19,390     $15,453    $16,868
December-31-1992                    $17,436      $20,866     $16,624    $18,133
December-31-1993                    $19,246      $22,965     $18,458    $20,316
December-31-1994                    $20,004      $23,268     $17,810    $19,920
December-31-1995                    $21,884      $32,003     $21,236    $24,798
December-31-1996                    $25,172      $39,347     $21,852    $28,260
December-31-1997                 $28,624(2)      $52,469     $23,985    $33,607
Average Annual Total Returns
(Fund)
1 Year                              5 Years     10 Years
13.71%(1)                         10.42%(1)    11.09%(1)

  PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS.
(1) Figure assumes reinvestment of all distributions for the underlying fund based on net asset value (NAV). It does not reflect the deduction of insurance expenses, an annual contract maintenance fee, or surrender charges.
(2) Closing value on December 31, 1997 for the underlying fund. This figure does not reflect the deduction of any account fees or sales charges.
(3) The Standard & Poor's 500 Composite Stock Price Index (S&P 500) is a broad-based index, the performance of which is based on the average performance of 500 widely held common stocks. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.
(4) The Lehman Brothers Government/Corporate Bond Index tracks the performance of government and corporate obligations, including U.S. government agency and U.S. treasury securities and corporate and yankee bonds with maturities of one to ten years. The performance of the Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.
(5) The Lipper Variable Annuity Flexible Portfolio Underlying Funds Average tracks the performance of funds which allocate their investments across various asset classes, including domestic common stocks, bonds, and money market instruments with a focus on total return, as reported by Lipper Analytical Services.

DEAN WITTER VARIABLE INVESTMENT SERIES
LETTER TO THE SHAREHOLDERS DECEMBER 31, 1997, CONTINUED

The Portfolio's industry emphasis remained relatively unchanged throughout the fiscal year and featured heavy exposure to the technology, financial, consumer goods and services, and energy sectors. Fixed-income investments reflected a blend of corporate and government issues of various maturities and yields.

HIGH YIELD

For the fiscal year ended December 31, 1997, the High Yield Portfolio posted a total return of 11.87 percent, versus 12.76 percent for the Lehman Brothers High Yield Index and 13.41 percent for the Lipper Analytical Services, Inc.
Variable Annuity High Current Yield
Underlying Funds Average. The
accompanying chart illustrates the
performance of a $10,000 investment in
the Portfolio for the 10 years ended
December 31, 1997, versus the
performance of similar hypothetical
investments in the issues that comprise
the Lehman Brothers High Yield Index
and the funds that comprise the Lipper
Variable Annuity High Current Yield
Underlying Funds Average.

As the economy has continued to expand
over the past few years, the Portfolio
has tended to concentrate on B-rated
issues. In a growing economy it is not
difficult to find undervalued
investments in this sector that provide
attractive yields as well as capital
appreciation potential. We continue to
feel that many of these issues are very
attractive long-term investments.
However, given the lower market yields
available today and the potential for a
modest tightening move by the Federal
Reserve Board down the road, we have
taken some defensive steps, including
an increase of the Portfolio's
allocation to the higher-quality end of the high-yield market (BB-rated issues or higher). We feel that these issues will better protect shareholders during a potentially volatile market environment, as well as provide the liquidity and flexibility needed to take advantage of future opportunities.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

       Growth of $10,000
       ($ in Thousands)
                                    Fund     Lehman(3)   Lipper(4)
December-31-1987                    $10,000     $10,000    $10,000
December-31-1988                    $11,084     $11,253    $11,300
December-31-1989                     $9,705     $11,346    $11,508
December-31-1990                     $7,226     $10,258    $10,820
December-31-1991                    $11,427     $14,996    $14,567
December-31-1992                    $13,524     $17,357    $16,910
December-31-1993                    $16,787     $20,329    $20,041
December-31-1994                    $16,372     $20,120    $19,429
December-31-1995                    $18,817     $23,976    $23,020
December-31-1996                    $21,071     $26,698    $26,137
December-31-1997                 $23,571(2)     $30,104    $29,642
Average Annual Total Returns
(Fund)
1 Year                              5 Years    10 Years
11.87%(1)                         11.75%(1)    8.95%(1)

  PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS
(1) Figure assumes reinvestment of all distributions for the underlying fund based on the net asset value (NAV). It does not reflect the deduction of insurance expenses, an annual contract maintenance fee, or surrender charges.
(2) Closing value on December 31, 1997 for the underlying fund. This figure does not reflect the deduction of any account fees or sales charges.
(3) The Lehman Brothers High Yield Index tracks the performance of all below investment grade securities which have at least $100 million in outstanding issuance, are greater than one year to maturity and are issued in fixed rate U.S. dollar denominations. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.
(4) The Lipper Variable Annuity High Current Yield Underlying Funds Average tracks the performance of funds which aim at high (relative) current yield from fixed income securities, has no quality or maturity restrictions, and tends to invest in lower grade debt issues, as reported by Lipper Analytical Services.

DEAN WITTER VARIABLE INVESTMENT SERIES
LETTER TO THE SHAREHOLDERS DECEMBER 31, 1997, CONTINUED

In addition, the Portfolio continues to limit its exposure to cyclical industries and remains focused on more-predictable, recession-resistant or growth sectors of the economy, such as broadcasting, media, cable, telecommunications and food and beverages. In some of these sectors, such as media and telecommunications, we expect to see continued consolidation, which may bode well for many of the Portfolio's individual holdings.

Over the near term, there could be continued volatility in the financial markets as investors assess the economy's strength, possible Federal Reserve Board actions and the ongoing budget debate. However, despite any potential short-term weakness, we consider today's high-yield market to be an attractive long-term opportunity for investors.

QUALITY INCOME PLUS

For the fiscal year ended December 31, 1997, the Quality Income Plus Portfolio posted a total return of 11.09 percent versus 9.65 percent for the Lehman Brothers Aggregate Bond Index and 9.24 percent for the Lipper Analytical
Services Inc. Variable Annuity
Corporate Debt A-Rated Underlying Funds
Average. The accompanying chart
illustrates the performance of a
$10,000 investment in the Portfolio for
the 10 years ended December 31, 1997,
versus the performance of similar
hypothetical investments in the issues
that comprise the Lehman Brothers
Aggregate Bond Index and the funds that
comprise the Lipper Variable Annuity
Corporate Debt A-Rated Underlying Funds
Average.

For the fiscal year ended December 31,
1997, the Portfolio ranked #2 out of 29
Variable Annuity Corporate Debt A-Rated
Funds, according to Lipper. For the
five and ten years ended December 31,
the Portfolio ranked #3 out of 25 such
funds (top 12%) and #4 out of 16 such
funds (top 25%), respectively. (Lipper
rankings are based on total return and
do not take any sales charges into
account.)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

       Growth of $10,000
       ($ in Thousands)
                                    Fund     Lehman(3)   Lipper(4)
December-31-1987                    $10,000     $10,000    $10,000
December-31-1988                    $10,732     $10,789    $10,679
December-31-1989                    $12,103     $12,357    $12,022
December-31-1990                    $12,932     $13,464    $12,973
December-31-1991                    $15,356     $15,618    $15,137
December-31-1992                    $16,624     $16,774    $16,262
December-31-1993                    $18,784     $18,409    $18,044
December-31-1994                    $17,539     $17,872    $17,305
December-31-1995                    $21,801     $21,173    $20,570
December-31-1996                    $22,140     $21,941    $21,084
December-31-1997                 $24,597(2)     $24,058    $23,015
Average Annual Total Returns
(Fund)
1 Year                              5 Years    10 Years
11.09%(1)                          8.15%(1)    9.42%(1)

  PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS
(1) Figure assumes reinvestment of all distributions for the underlying fund based on the net asset value (NAV). It does not reflect the deduction of insurance expenses, an annual contract maintenance fee, or surrender charges.
(2) Closing value on December 31, 1997 for the underlying fund. This figure does not reflect the deduction of any account fees or sales charges.
(3) The Lehman Brothers Aggregate Bond Index tracks the performance of all US Government agency and Treasury securities, investment-grade corporate debt securities, agency mortgage-backed securities and asset-backed securities. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.
(4) The Lipper Variable Annuity Corp Debt A Rated Underlying Funds Average tracks the performance of funds which invest at least 65% of their assets in corporate debt issues rated "A" or better or government issues, as reported by Lipper Analytical Services.

DEAN WITTER VARIABLE INVESTMENT SERIES
LETTER TO THE SHAREHOLDERS DECEMBER 31, 1997, CONTINUED

During 1997, the Portfolio's weighted average maturity ranged from 13.5 to 17.8 years. The portfolio manager's diversified asset allocation strategy, which focuses principally on corporate bonds, is reviewed on an ongoing basis. The asset allocation shifts between mortgage-backed securities, U.S. Treasury instruments and corporate bonds also are reviewed on an ongoing basis to capitalize on the ever changing investment horizon. In our opinion, the Portfolio's competitive performance since its inception on March 1, 1987 is attributable to dynamic asset allocation and sector shifts based on careful credit reviews and yield curve assessments.

The overweighted sectors most responsible for the Portfolio's exceptional returns were utilities (15 percent of net assets), long-term, high-quality industrial bonds (9 percent), insurance (5 percent) and brokerage bonds (nearly 4 percent). Each of these sectors outperformed the corporate market as a whole.

MONEY MARKET

For the fiscal year ended December 31, 1997, the Money Market Portfolio posted a total return of 5.23 percent; as of December 31, the Portfolio's 30-day annualized yield was 5.24 percent. Average life was 67 days. At the end of the fiscal year, the Portfolio had net assets in excess of $335 million, down slightly from one year ago.

On December 31, 1997, approximately 79 percent of the Portfolio's assets were invested in high-quality commercial paper, 18 percent in certificates of deposit and short-term bank notes of major financially strong commercial banks, 2 percent in the bankers' acceptances of such institutions and 1 percent in a federal agency obligation.

At the end of the fiscal year, approximately 87 percent of the Portfolio's holdings were scheduled to mature in less than four months. Therefore, the Portfolio is well positioned for stability of value with a high degree of liquidity. We continue to manage the Portfolio in a straightforward, conservative style without "structured" notes or derivatives that could fluctuate excessively with changing interest rates. As always, the Portfolio serves as a useful investment for liquidity, preservation of capital and a yield that is reflective of prevailing money market conditions.

LOOKING AHEAD

We expect U.S. economic growth to remain healthy in early 1998, with the Federal Reserve Board unlikely to raise interest rates. However, the central bank may need to reassess its current complacent stance on monetary policy during the year, should inordinately strong economic growth cause an unacceptable increase in inflation.

DEAN WITTER VARIABLE INVESTMENT SERIES
LETTER TO THE SHAREHOLDERS DECEMBER 31, 1997, CONTINUED

The reestablishment of currency stability in Asia remains of paramount importance to the ability of regional stock markets to make a sustainable recovery. Actions taken in recent months across the region (particularly by Korea) have reduced downside volatility, and most currencies have rallied to some extent since about mid-January. Stock markets have bounced back also, but appear to be somewhat skeptical about the commitment of regional authorities to reform. The focus going forward will be on how the policy shift is implemented in coming months. The markets will want to see proof that problems within the regional banking industry are being addressed. Equally important will be a clear breaking down of the link between business and politics. The "crony capitalist" network has severely undermined rational economic judgements in a number of these countries in recent years.

Morgan Grenfell believes that China will not resort to devaluation, but will choose to boost its domestic economy via government expenditure on low-cost housing and infrastructure. The resolution of the Chinese leadership on this issue is increasingly impressive and may begin to convince the markets of their commitment. If this occurs it would be a major contribution to regional stability.

Morgan Grenfell believes the outlook for European equity markets in 1998 is encouraging. Although the situation in Asia and its impact on European corporate earnings will continue to be monitored carefully, the underlying fundamentals of the European markets remain positive. The transition to monetary union and the introduction of a unified currency, the Euro, begins with the transfer of monetary policy powers to the European Central Bank on January 2, 1999. Morgan Grenfell believes that the actual impact of monetary union on equity markets will be limited. However, the prospect of a single currency has already begun to stimulate cross-border merger and acquisition activity and should continue to provide an important boost for the European equity markets. In addition, low and stable interest rates are likely to increase inflows to equity-based mutual funds, which should also provide support for markets over the coming year.

DEAN WITTER VARIABLE INVESTMENT SERIES
LETTER TO THE SHAREHOLDERS DECEMBER 31, 1997, CONTINUED

We appreciate your ongoing support of Dean Witter Variable Investment Series and look forward to continuing to serve your investment needs and objectives.

Sincerely,

        [SIGNATURE]
CHARLES A. FIUMEFREDDO
CHAIRMAN OF THE BOARD

                           --------------------------
THE NET ASSET VALUES (THE "NAVS") PRESENTED IN THE FINANCIAL STATEMENTS OF DEAN WITTER VARIABLE INVESTMENT SERIES (THE "FUND") REFLECT THE NAVS OF EACH OF THE RESPECTIVE PORTFOLIOS. THE FUND IS THE UNDERLYING INVESTMENT FOR VARIOUS VARIABLE ANNUITY CONTRACTS AND AS SUCH, THE NAVS OF EACH PORTFOLIO ARE NOT INDICATIVE OF THE UNIT VALUES OF THE INSURANCE COMPANY SEPARATE ACCOUNTS.

DEAN WITTER VARIABLE INVESTMENT SERIES - MONEY MARKET
PORTFOLIO OF INVESTMENTS DECEMBER 31, 1997

                                                               ANNUALIZED
PRINCIPAL                                                        YIELD
AMOUNT IN                                                      ON DATE OF      MATURITY
THOUSANDS                                                       PURCHASE         DATE           VALUE
---------------------------------------------------------------------------------------------------------
           COMMERCIAL PAPER (79.0%)
           AUTOMOTIVE - FINANCE (13.3%)
$ 15,685   Chrysler Financial Corp...........................  5.66-5.80 % 01/27/98-03/10/98 $ 15,551,184
   8,370   Ford Motor Credit Co..............................  5.59-5.75   01/05/98-01/15/98    8,358,720
  16,000   General Motors Acceptance Corp....................  5.73-5.82   01/20/98-05/22/98   15,781,179
   5,000   Toyota Motor Credit Corp..........................    5.76          04/27/98         4,908,972
                                                                                             ------------
                                                                                               44,600,055
                                                                                             ------------
           BANK HOLDING COMPANIES (8.9%)
   7,125   BankAmerica Corp..................................  5.68-5.71   01/13/98-02/10/98    7,096,603
  13,225   Bankers Trust New York Corp.......................  5.74-5.83   01/29/98-06/30/98   12,968,960
   5,000   NationsBank Corp..................................    5.64          01/28/98         4,979,150
   5,000   PNC Funding Corp..................................    5.84          03/30/98         4,929,722
                                                                                             ------------
                                                                                               29,974,435
                                                                                             ------------
           BANKS - COMMERCIAL (17.8%)
  13,975   Abbey National North America Corp.................  5.67-5.71   02/02/98-03/03/98   13,871,712
   3,425   ABN-AMRO North America Finance Inc................    5.69          02/05/98         3,406,586
   5,000   Barclays U.S. Funding Corp........................    5.81          03/12/98         4,944,486
   5,000   Dresdner U.S. Finance Inc.........................    5.63          01/08/98         4,994,633
   4,700   KfW International Finance Inc.....................    5.69          01/12/98         4,692,058
  10,000   National Australia Funding (DE) Inc...............  5.72-5.81   03/11/98-06/01/98    9,828,433
   5,000   Rabobank USA Financial Corp.......................    5.76          04/30/98         4,907,114
   3,500   Societe Generale N.A., Inc........................    5.65          04/06/98         3,449,248
   5,000   Toronto-Dominion Holdings U.S.A. Inc..............    5.83          06/10/98         4,874,222
   5,000   WestPac Capital Corp..............................    5.79          04/20/98         4,914,465
                                                                                             ------------
                                                                                               59,882,957
                                                                                             ------------
           ENERGY (1.6%)
   5,430   Chevron U.S.A., Inc...............................    6.75          01/02/98         5,428,982
                                                                                             ------------
           FINANCE - COMMERCIAL (4.1%)
  13,950   CIT Group Holdings, Inc...........................  5.65-5.79   02/13/98-05/29/98   13,755,593
                                                                                             ------------
           FINANCE - CONSUMER (15.0%)
   3,750   American Express Credit Corp......................    5.64          01/22/98         3,737,991
  10,000   American General Finance Corp.....................  5.68-5.81   02/06/98-04/14/98    9,890,508
   9,425   Avco Financial Services Inc.......................  5.66-5.67   01/26/98-02/19/98    9,372,242
  10,000   Beneficial Corp...................................  5.70-5.77   03/05/98-03/31/98    9,880,912

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER VARIABLE INVESTMENT SERIES - MONEY MARKET
PORTFOLIO OF INVESTMENTS DECEMBER 31, 1997, CONTINUED

                                                               ANNUALIZED
PRINCIPAL                                                        YIELD
AMOUNT IN                                                      ON DATE OF      MATURITY
THOUSANDS                                                       PURCHASE         DATE           VALUE
---------------------------------------------------------------------------------------------------------
$ 13,050   Household Finance Corp............................  5.61-5.67 % 01/30/98-02/24/98 $ 12,971,743
   4,450   Norwest Financial Inc.............................    5.67          03/17/98         4,398,732
                                                                                             ------------
                                                                                               50,252,128
                                                                                             ------------
           FINANCE - CORPORATE (3.5%)
  11,775   Ciesco, L.P.......................................  5.63-5.79   01/14/98-04/08/98   11,693,904
                                                                                             ------------
           FINANCE - DIVERSIFIED (5.0%)
  17,100   General Electric Capital Corp.....................  5.67-5.77   01/09/98-03/19/98   16,992,637
                                                                                             ------------
           INDUSTRIALS (0.7%)
   2,375   Caterpillar Financial Services Corp...............    5.64          01/20/98         2,368,093
                                                                                             ------------
           OFFICE EQUIPMENT (1.5%)
   4,950   IBM Credit Corp...................................    5.71          02/11/98         4,918,599
                                                                                             ------------
           RETAIL (3.5%)
  11,815   Sears Roebuck Acceptance Corp.....................  5.62-5.77   01/06/98-02/18/98   11,771,837
                                                                                             ------------
           UTILITIES - FINANCE (4.1%)
  13,825   National Rural Utilities Cooperative Finance
             Corp............................................  5.66-5.81   01/23/98-04/28/98   13,664,035
                                                                                             ------------

           TOTAL COMMERCIAL PAPER
           (AMORTIZED COST $265,303,255)...................................................   265,303,255
                                                                                             ------------

           SHORT-TERM BANK NOTES (12.6%)
  13,950   BankBoston, N.A...................................  5.66-5.72   01/16/98-04/15/98   13,950,000
  15,000   F. C.C. National Bank.............................  5.79-5.82   05/08/98-06/17/98   15,000,000
  13,500   La Salle National Bank............................  5.68-5.71   02/20/98-03/09/98   13,500,000
                                                                                             ------------

           TOTAL SHORT-TERM BANK NOTES
           (AMORTIZED COST $42,450,000)....................................................    42,450,000
                                                                                             ------------

           CERTIFICATES OF DEPOSIT (4.5%)
  10,000   Chase Manhattan Bank (USA)........................    5.75      02/09/98-02/12/98   10,000,000
   5,000   Regions Bank of Alabama...........................    5.67          03/04/98         5,000,000
                                                                                             ------------

           TOTAL CERTIFICATES OF DEPOSIT
           (AMORTIZED COST $15,000,000)....................................................    15,000,000
                                                                                             ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER VARIABLE INVESTMENT SERIES - MONEY MARKET
PORTFOLIO OF INVESTMENTS DECEMBER 31, 1997, CONTINUED

                                                               ANNUALIZED
PRINCIPAL                                                        YIELD
AMOUNT IN                                                      ON DATE OF      MATURITY
THOUSANDS                                                       PURCHASE         DATE           VALUE
---------------------------------------------------------------------------------------------------------
           BANKERS' ACCEPTANCES (2.4%)
$  3,000   BankBoston, N.A...................................    5.73    %     01/07/98      $  2,997,215
   5,000   Union Bank of California, N.A.....................    5.78          04/09/98         4,923,097
                                                                                             ------------

           TOTAL BANKERS' ACCEPTANCES
           (AMORTIZED COST $7,920,312).....................................................     7,920,312
                                                                                             ------------

           U.S. GOVERNMENT AGENCY (1.4%)
   4,754   Federal National Mortgage Assoc.
             (AMORTIZED COST $4,719,926).....................  5.52-5.56   01/21/98-03/20/98    4,719,926
                                                                                             ------------

TOTAL INVESTMENTS
(AMORTIZED COST $335,393,493) (a)........................................        99.9%         335,393,493

CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES...........................         0.1              184,656
                                                                                -----         ------------

NET ASSETS...............................................................       100.0%        $335,578,149
                                                                                -----         ------------
                                                                                -----         ------------

---------------------

(a)  Cost is the same for federal income tax purposes.

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER VARIABLE INVESTMENT SERIES - QUALITY INCOME PLUS
PORTFOLIO OF INVESTMENTS DECEMBER 31, 1997

PRINCIPAL
AMOUNT
  IN                                                                 COUPON         MATURITY
THOUSANDS                                                             RATE            DATE              VALUE
-----------------------------------------------------------------------------------------------------------------
          CORPORATE BONDS (64.0%)
          BANKS AND BANK HOLDING COMPANIES (8.9%)
$5,000    Banco Central Hispanoamericano (Cayman Islands)........     7.50 %        06/15/05         $  5,215,750
5,000     First Bank N.A.........................................     8.35          11/01/04            5,524,200
5,000     First Bank System......................................     7.625         05/01/05            5,331,050
3,000     Mellon Bank N.A........................................     7.625         09/15/07            3,233,880
3,000     Old Kent Financial Corp................................     6.625         11/15/05            3,011,790
3,145     PNC Funding Corp.......................................     9.875         03/01/01            3,470,004
5,000     Republic New York Corp.................................     7.20          07/15/97            5,227,700
2,000     Santander Financial Issuances (Cayman Islands).........     7.75          05/15/05            2,122,300
5,000     State Street Boston Corp...............................     5.95          09/15/03            4,921,500
2,000     Swiss Bank Corp........................................     7.375         07/15/15            2,132,420
2,000     Wachovia Corp..........................................     6.375         04/15/03            2,014,640
                                                                                                     ------------
                                                                                                       42,205,234
                                                                                                     ------------
          BEVERAGES (0.5%)
2,000     Coca-Cola Enterprises Inc..............................     8.50          02/01/22            2,400,960
                                                                                                     ------------
          BROKERAGE (3.6%)
2,000     Bear Stearns Companies, Inc............................     8.75          03/15/04            2,219,060
5,000     Donaldson Lufkin & Jenrette, Inc.......................     6.875         11/01/05            5,073,550
2,000     Lehman Brothers Holdings, Inc..........................     8.75          03/15/05            2,227,800
5,000     Lehman Brothers Holdings, Inc..........................     8.50          08/01/15            5,681,950
2,000     Merrill Lynch & Co.....................................     6.56          12/16/07            2,012,220
                                                                                                     ------------
                                                                                                       17,214,580
                                                                                                     ------------
          CONSUMER PRODUCTS (3.4%)
4,000     Becton Dickinson & Co..................................     8.70          01/15/25            4,537,880
5,000     CPC International, Inc.................................     7.25          12/15/26            5,365,400
1,000     Maytag Corp............................................     9.75          05/15/02            1,129,590
5,000     Philip Morris Companies, Inc...........................     7.125         10/01/04            5,136,950
                                                                                                     ------------
                                                                                                       16,169,820
                                                                                                     ------------
          DEFENSE (1.8%)
3,000     Lockheed Martin Corp.+.................................     7.70          06/15/08            3,278,010
5,000     Lockheed Martin Corp...................................     7.20          05/01/36            5,319,500
                                                                                                     ------------
                                                                                                        8,597,510
                                                                                                     ------------
          ENERGY (3.1%)
2,000     Anadarko Petroleum Corp................................     7.73          09/15/96            2,180,380
5,000     Dresser Industries, Inc................................     7.60          08/15/96            5,541,450
  390     Mobil Corp.............................................     9.17          02/29/00              404,469

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER VARIABLE INVESTMENT SERIES - QUALITY INCOME PLUS
PORTFOLIO OF INVESTMENTS DECEMBER 31, 1997, CONTINUED

PRINCIPAL
AMOUNT
  IN                                                                 COUPON         MATURITY
THOUSANDS                                                             RATE            DATE              VALUE
-----------------------------------------------------------------------------------------------------------------
$2,000    Petroliam Nasional Berhad - 144A* (Malaysia)...........     7.75 %        08/15/15         $  1,842,520
1,000     Texaco Capital, Inc....................................     9.75          03/15/20            1,358,870
3,000     Transocean Offshore Inc................................     8.00          04/15/27            3,401,370
                                                                                                     ------------
                                                                                                       14,729,059
                                                                                                     ------------
          FINANCIAL SERVICES (3.5%)
3,000     Ford Capital BV........................................     9.50          06/01/10            3,730,170
5,000     Ford Motor Credit Corp.................................     7.75          03/15/05            5,379,500
3,000     General Motors Acceptance Corp.........................     9.00          10/15/02            3,336,150
4,000     Norwest Financial Inc..................................     7.875         02/15/02            4,239,960
                                                                                                     ------------
                                                                                                       16,685,780
                                                                                                     ------------
          HEALTHCARE - DIVERSIFIED (0.2%)
1,000     Kaiser Foundation Health Plan, Inc.....................     9.55          07/15/05            1,189,660
                                                                                                     ------------
          INDUSTRIALS (8.5%)
5,000     Barrick Gold Corp......................................     7.50          05/01/07            5,275,050
5,000     Boeing Co..............................................     7.95          08/15/24            5,885,850
4,786     Burlington Northern Santa Fe Corp......................     7.33          06/23/10            5,025,853
4,759     Burlington Northern Santa Fe Corp......................     7.97          01/01/15            5,221,139
1,000     Caterpillar, Inc.......................................     9.375         07/15/01            1,099,590
3,000     Caterpillar, Inc.......................................     9.375         08/15/11            3,788,190
1,000     Hutchison Whampoa Ltd. (Series B) - 144A* (Hong
            Kong)................................................     7.45          08/01/17              902,720
5,000     ICI Wilmington, Inc....................................     6.95          09/15/04            5,133,350
3,000     Ikon Office Solutions, Inc.............................     7.30          11/01/27            3,082,590
5,000     Kerr McGee Corp........................................     7.125         10/15/27            5,254,700
                                                                                                     ------------
                                                                                                       40,669,032
                                                                                                     ------------
          INSURANCE (5.3%)
5,000     Cigna Corp.............................................     7.875         05/15/27            5,424,950
3,000     Jackson National Life Insurance Co. - 144A*............     8.15          03/15/27            3,323,010
5,000     Liberty Mutual Insurance Co. - 144A*...................     7.875         10/15/26            5,441,650
5,000     Lumbermens Mutual Casualty - 144A*.....................     9.15          07/01/26            5,847,700
5,000     Nationwide Financial Service...........................     8.00          03/01/27            5,358,500
                                                                                                     ------------
                                                                                                       25,395,810
                                                                                                     ------------
          PHARMACEUTICALS (2.6%)
3,500     Amgen, Inc.............................................     6.50          12/01/07            3,526,390
2,000     Bristol-Myers Squibb...................................     6.80          11/15/26            2,081,280

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER VARIABLE INVESTMENT SERIES - QUALITY INCOME PLUS
PORTFOLIO OF INVESTMENTS DECEMBER 31, 1997, CONTINUED

PRINCIPAL
AMOUNT
  IN                                                                 COUPON         MATURITY
THOUSANDS                                                             RATE            DATE              VALUE
-----------------------------------------------------------------------------------------------------------------
$5,000    Johnson & Johnson......................................     8.72 %        11/01/24         $  5,784,100
  665     Marion Merrell Corp....................................     9.11          08/01/05              735,107
                                                                                                     ------------
                                                                                                       12,126,877
                                                                                                     ------------
          PUBLISHING (1.8%)
5,000     Times Mirror Co........................................     7.25          11/15/96            5,286,450
3,000     Times Mirror Co........................................     6.61          09/15/27            3,072,630
                                                                                                     ------------
                                                                                                        8,359,080
                                                                                                     ------------
          REAL ESTATE INVESTMENT TRUST (1.1%)
5,000     Kimco Realty Corp......................................     6.50          10/01/03            4,991,900
                                                                                                     ------------
          RESTAURANTS (0.3%)
1,000     McDonald's Corp........................................     8.875         04/01/11            1,224,140
                                                                                                     ------------
          RETAIL (3.8%)
5,000     May Department Stores Co...............................     6.875         11/01/05            5,125,600
5,000     May Department Stores Co...............................     7.625         08/15/13            5,450,150
1,000     Penney (J.C.) Co., Inc.................................     9.75          06/15/21            1,126,580
3,000     Sears Roebuck Acceptance Corp..........................     6.875         10/15/17            3,008,880
3,000     Wal-Mart Stores, Inc...................................     7.49          06/21/07            3,166,170
                                                                                                     ------------
                                                                                                       17,877,380
                                                                                                     ------------
          TELECOMMUNICATIONS (4.3%)
5,000     AT&T Corp..............................................     8.35          01/15/25            5,473,000
4,000     Frontier Corp..........................................     7.25          05/15/04            4,181,160
5,000     GTE Corp...............................................     7.90          02/01/27            5,249,650
5,000     Lucent Technologies Inc................................     7.25          07/15/06            5,325,300
                                                                                                     ------------
                                                                                                       20,229,110
                                                                                                     ------------
          TRANSPORTATION (1.1%)
4,952     America West Airlines..................................     6.85          07/02/09            5,027,931
                                                                                                     ------------
          UTILITIES - ELECTRIC (10.2%)
1,000     Chugach Electric Co....................................     9.14          03/15/22            1,149,960
2,200     Consolidated Edison Co. of New York, Inc...............     8.05          12/15/27            2,311,848
5,000     Florida Power & Light Co...............................     7.05          12/01/26            5,064,050
3,000     Oglethorpe Power Co. 144A*.............................     6.974         06/30/11            3,037,560
3,500     Oklahoma Gas & Electric Co.............................     6.50          07/15/17            3,596,040
5,000     Pennsylvania Power & Light Co..........................     7.70          10/01/09            5,467,200
5,000     Potomac Electric Power Co..............................     7.25          07/01/23            5,131,950
4,000     Public Service Electric & Gas Co.......................     7.375         03/01/14            4,180,440
4,000     Puget Sound Energy Co..................................     7.02          12/01/27            4,052,840
5,000     South Carolina Electric & Gas Co.......................     7.625         06/01/23            5,308,900
3,000     Southern California Edison Co..........................     7.25          03/01/26            3,070,410
1,000     Tampa Electric Co......................................     7.75          11/01/22            1,084,340

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER VARIABLE INVESTMENT SERIES - QUALITY INCOME PLUS
PORTFOLIO OF INVESTMENTS DECEMBER 31, 1997, CONTINUED

PRINCIPAL
AMOUNT
  IN                                                                 COUPON         MATURITY
THOUSANDS                                                             RATE            DATE              VALUE
-----------------------------------------------------------------------------------------------------------------
$5,000    Virginia Electric Power Co.............................     7.25 %        02/01/23         $  5,101,150
                                                                                                     ------------
                                                                                                       48,556,688
                                                                                                     ------------

          TOTAL CORPORATE BONDS
          (IDENTIFIED COST $286,250,665).........................................................     303,650,551
                                                                                                     ------------

          TAXABLE MUNICIPAL BOND (0.2%)
4,000     New Jersey Development Authority
            (IDENTIFIED COST $962,408)...........................     0.00          02/15/17            1,146,200
                                                                                                     ------------

          U.S. GOVERNMENT & AGENCY OBLIGATIONS (32.0%)
   18     Federal Home Loan Mortgage Corp........................    11.50      06/01/11-05/01/19          19,644
9,902     Federal Home Loan Mortgage Corp. PC Gold...............     6.00      10/01/23-11/01/27       9,549,071
2,907     Federal Home Loan Mortgage Corp. PC Gold...............     8.50      01/01/22-12/01/24       3,036,732
10,000    Federal National Mortgage Assoc........................     0.00          10/09/19            2,607,200
11,061    Federal National Mortgage Assoc........................     6.00      01/01/26-10/01/27      10,659,794
4,988     Federal National Mortgage Assoc........................     6.50      02/01/26-09/01/27       4,924,204
7,335     Federal National Mortgage Assoc........................     7.00          10/01/27            7,388,022
  415     Federal National Mortgage Assoc........................     7.50          05/01/27              424,782
1,225     Federal National Mortgage Assoc........................     9.00      06/01/21-02/01/25       1,301,345
2,000     Government National Mortgage Assoc. (a)................     6.50          01/15/28            1,979,375
27,214    Government National Mortgage Assoc.....................     7.00      09/15/27-12/15/27      27,434,655
30,953    Government National Mortgage Assoc.....................     7.50      04/15/24-09/15/27      31,716,959
17,783    Government National Mortgage Assoc.....................     8.00      10/15/24-09/15/26      18,439,161
4,353     Government National Mortgage Assoc.....................     8.50      01/15/17-07/15/26       4,572,054
2,715     Government National Mortgage Assoc.....................     9.00      07/15/24-12/15/24       2,903,533
  182     Government National Mortgage Assoc.....................    10.00      05/15/16-04/15/19         198,557
5,000     Tennessee Valley Authority.............................     7.85          06/15/44            5,328,400
5,000     U.S. Treasury Bond.....................................     6.125         11/15/27            5,137,400

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER VARIABLE INVESTMENT SERIES - QUALITY INCOME PLUS
PORTFOLIO OF INVESTMENTS DECEMBER 31, 1997, CONTINUED

PRINCIPAL
AMOUNT
  IN                                                                 COUPON         MATURITY
THOUSANDS                                                             RATE            DATE              VALUE
-----------------------------------------------------------------------------------------------------------------
$8,000    U.S. Treasury Bond.....................................     6.375%        08/15/27         $  8,440,240
1,000     U.S. Treasury Note.....................................     6.875         05/15/06            1,070,130
5,000     U.S. Treasury Note.....................................     7.25          02/15/98            5,008,800
                                                                                                     ------------

          TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
          (IDENTIFIED COST $148,980,451).........................................................     152,140,058
                                                                                                     ------------

          CANADIAN GOVERNMENT OBLIGATIONS (2.5%)
5,000     Hydro-Quebec...........................................     9.50          11/15/30            6,642,700
5,000     Province of New Brunswick..............................     7.625         06/29/04            5,382,550
                                                                                                     ------------

          TOTAL CANADIAN GOVERNMENT OBLIGATIONS
          (IDENTIFIED COST $10,380,050)..........................................................      12,025,250
                                                                                                     ------------

          SHORT-TERM INVESTMENT (0.3%)
          REPURCHASE AGREEMENT
          The Bank of New York
            (dated 12/31/97; proceeds $1,377,838) (b)
            (IDENTIFIED COST $1,377,542).........................     3.875         01/02/98            1,377,542
                                                                                                     ------------

TOTAL INVESTMENTS
(IDENTIFIED COST $447,951,116) (c)........................................................   99.0 %   470,339,601

CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES............................................    1.0       4,649,907
                                                                                            ------  -------------

NET ASSETS................................................................................  100.0 % $ 474,989,508
                                                                                            ------  -------------
                                                                                            ------  -------------

---------------------

*   Resale is restricted to qualified institutional investors.
+ Securities segregated as collateral for securities purchased on a forward committment basis.
PC  Participation Certificate.
(a) Securities purchased on a forward commitment basis with an approximate principal amount. The actual principal amount will be determined upon settlement.
(b) Collateralized by $1,356,763 U.S. Treasury Note 6.125% due 07/31/00 valued at $1,405,093.
(c) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $22,816,874 and the aggregate gross unrealized depreciation is $428,389, resulting in net unrealized appreciation of $22,388,485.

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER VARIABLE INVESTMENT SERIES - HIGH YIELD
PORTFOLIO OF INVESTMENTS DECEMBER 31, 1997

PRINCIPAL
AMOUNT IN                                                                                    COUPON    MATURITY
THOUSANDS                                                                                     RATE       DATE       VALUE
-----------------------------------------------------------------------------------------------------------------------------
           CORPORATE BONDS (95.9%)
           AEROSPACE (0.9%)
$  3,200   Sabreliner Corp. (Series B)....................................................  12.50 %    04/15/03  $  3,352,000
                                                                                                                 ------------
           AUTOMOTIVE (4.6%)
   4,175   APS, Inc. (a)..................................................................  11.875     01/15/06     2,212,750
   6,000   General Motors Acceptance Corp.................................................  15.00      03/17/98     6,105,540
   8,000   Toyota Motor Credit Corp.......................................................  15.00      09/25/98     8,514,560
                                                                                                                 ------------
                                                                                                                   16,832,850
                                                                                                                 ------------
           BROADCAST MEDIA (7.8%)
   3,750   Australis Holdings Ltd. (Australia)............................................  15.00++    11/01/02     2,062,500
  10,000   Brill Media Co. LLC (Units)++ - 144A*..........................................   7.50      12/15/07     9,325,000
   3,000   Echostar DBS Corp..............................................................  12.50      07/01/02     3,255,000
   5,500   Echostar Satellite Broadcasting................................................  13.125++   03/15/04     4,620,000
   2,000   Paxson Communications Corp.....................................................  11.625     10/01/02     2,145,000
   2,005   Spanish Broadcasting System, Inc...............................................  12.50      06/15/02     2,305,750
   7,500   TCI Satellite Entertainment Corp. - 144A*......................................  12.25++    02/15/07     5,043,750
                                                                                                                 ------------
                                                                                                                   28,757,000
                                                                                                                 ------------
           BUSINESS SERVICES (5.7%)
   5,000   Anacomp, Inc. (Series B).......................................................  10.875     04/01/04     5,250,000
   5,000   Comforce Corp. (Units)++ - 144A*...............................................  15.00+     12/01/09     5,025,000
   2,250   Comforce Operating Inc. - 144A*................................................  12.00      12/01/07     2,278,125
   5,000   Xerox Credit Corp..............................................................  15.00      06/26/98     5,217,350
   3,000   Xerox Credit Corp..............................................................  15.00      10/07/98     3,202,800
                                                                                                                 ------------
                                                                                                                   20,973,275
                                                                                                                 ------------
           CABLE & TELECOMMUNICATIONS (22.0%)
   3,000   Adelphia Communications, Inc. (Series B).......................................   9.875     03/01/07     3,165,000
   3,000   Advanced Radio Telecommunication (Units)++.....................................  14.00      02/15/07     2,880,000
   3,100   American Communications Services, Inc..........................................  12.75++    04/01/06     2,387,000
   5,000   American Communications Services, Inc. - 144A*.................................  13.75      07/15/07     5,950,000
   2,350   Cablevision Systems Corp.......................................................  10.50      05/15/16     2,726,000
   7,000   Clearnet Communications Inc. (Canada)..........................................  14.75++    12/15/05     5,573,750
   2,000   Esprit Telecom Group PLC (United Kingdom)......................................  11.50      12/15/07     2,065,000
   3,000   FrontierVision Operating Partners, L.P.........................................  11.00      10/15/06     3,330,000
   3,000   GST Equipment Funding, Inc. - 144A*............................................  13.25      05/01/07     3,420,000
   8,000   Hyperion Telecommunication, Inc. (Series B)....................................  13.00++    04/15/03     5,800,000
   2,000   Hyperion Telecommunication, Inc. (Series B)....................................  12.25      09/01/04     2,220,000

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER VARIABLE INVESTMENT SERIES - HIGH YIELD
PORTFOLIO OF INVESTMENTS DECEMBER 31, 1997, CONTINUED

PRINCIPAL
AMOUNT IN                                                                                    COUPON    MATURITY
THOUSANDS                                                                                     RATE       DATE       VALUE
-----------------------------------------------------------------------------------------------------------------------------
$ 28,500   In-Flight Phone Corp. (Series B) (a)...........................................  14.00++%   05/15/02  $  3,990,000
   2,000   IXC Communications, Inc. (Series B)............................................  12.50      10/01/05     2,300,000
   2,000   James Cable Partners L.P. (Series B)...........................................  10.75      08/15/04     2,110,000
   8,000   McCaw International Ltd........................................................  13.00++    04/15/07     4,640,000
   4,000   Nextel Communications, Inc. - 144A*............................................  10.65++    09/15/07     2,505,000
   1,500   Paging Network, Inc............................................................  10.125     08/01/07     1,560,000
   3,000   Paging Network, Inc............................................................  10.00      10/15/08     3,112,500
   2,000   Peoples Telephone Co., Inc.....................................................  12.25      07/15/02     2,100,000
  10,000   Price Communications Cellular Holdings (Units)++ - 144A*.......................  13.50++    08/01/07     6,300,000
   7,000   Star Choice Communications (Units)++ (Canada)..................................  13.00      12/15/05     7,210,000
   4,000   Transtel Pass-Thru Trust - 144A*...............................................  12.50      11/01/07     3,780,000
   2,250   Winstar Communications, Inc....................................................  14.00++    10/15/05     1,800,000
                                                                                                                 ------------
                                                                                                                   80,924,250
                                                                                                                 ------------
           COMPUTER EQUIPMENT (1.7%)
   6,000   IBM Credit Corp................................................................  15.00      03/04/98     6,087,300
                                                                                                                 ------------
           CONSUMER PRODUCTS (2.5%)
   3,000   IHF Holdings Inc. (Series B)...................................................  15.00      11/15/04     2,580,000
   3,000   J.B. Williams Holdings, Inc....................................................  12.00      03/01/04     3,090,000
   4,000   Renaissance Cosmetics, Inc.....................................................  11.75      02/15/04     3,680,000
                                                                                                                 ------------
                                                                                                                    9,350,000
                                                                                                                 ------------
           CONTAINERS (1.4%)
   2,000   Mail-Well Corp.................................................................  10.50      02/15/04     2,145,000
   3,000   Packaging Resources, Inc.......................................................  11.625     05/01/03     3,180,000
                                                                                                                 ------------
                                                                                                                    5,325,000
                                                                                                                 ------------
           ELECTRICAL & ALARM SYSTEMS (1.4%)
   6,500   Mosler, Inc....................................................................  11.00      04/15/03     5,005,000
                                                                                                                 ------------
           ENTERTAINMENT/GAMING & LODGING (12.6%)
   2,000   AMF Group Inc. (Series B)......................................................  10.875     03/15/06     2,190,000
   2,000   Argosy Gaming Co...............................................................  13.25      06/01/04     2,085,000
   7,000   Fitzgerald Gaming Corp. - 144A*................................................  12.25      12/15/04     7,105,000
   5,325   Lady Luck Gaming Finance Corp..................................................  11.875     03/01/01     5,458,125
   8,000   Motels of America, Inc. (Series B).............................................  12.00      04/15/04     7,780,000
   3,000   Players International, Inc.....................................................  10.875     04/15/05     3,232,500
   3,400   Plitt Theaters, Inc. (Canada)..................................................  10.875     06/15/04     3,672,000
  10,000   Resort At Summer Co. (Units)++ - 144A*.........................................  13.00+     12/15/07    10,000,000
   5,950   Stuart Entertainment, Inc. (Series B)..........................................  12.50      11/15/04     4,879,000
                                                                                                                 ------------
                                                                                                                   46,401,625
                                                                                                                 ------------
           FINANCE (4.5%)
   5,000   Commercial Credit Co...........................................................  15.00      07/10/98     5,235,300
   3,000   General Electric Capital Corp..................................................  13.50      01/20/98     3,008,850

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER VARIABLE INVESTMENT SERIES - HIGH YIELD
PORTFOLIO OF INVESTMENTS DECEMBER 31, 1997, CONTINUED

PRINCIPAL
AMOUNT IN                                                                                    COUPON    MATURITY
THOUSANDS                                                                                     RATE       DATE       VALUE
-----------------------------------------------------------------------------------------------------------------------------
$  8,000   Household Finance Corp.........................................................  15.00 %    09/25/98  $  8,499,760
                                                                                                                 ------------
                                                                                                                   16,743,910
                                                                                                                 ------------
           FOODS & BEVERAGES (9.1%)
   5,330   Envirodyne Industries, Inc.....................................................  10.25      12/01/01     5,250,050
   2,500   Fleming Companies, Inc.........................................................  10.625     12/15/01     2,653,125
   2,000   General Mills, Inc.............................................................  13.50      01/21/98     2,006,260
  10,250   PepsiCo, Inc...................................................................  15.00      08/06/98    10,798,272
   4,000   Specialty Foods Acquisition Corp. (Series B)...................................  11.25      08/15/03     3,800,000
  20,250   Specialty Foods Acquisition Corp. (Series B)...................................  13.00++    08/15/05     9,011,250
                                                                                                                 ------------
                                                                                                                   33,518,957
                                                                                                                 ------------
           HEALTHCARE (3.6%)
   3,500   Unilab Corp....................................................................  11.00      04/01/06     3,570,000
   3,750   Unison Healthcare Corp. - 144A*................................................  13.00      12/01/99     3,787,500
   6,500   Unison Healthcare Corp. - 144A*................................................  12.25      11/01/06     5,850,000
                                                                                                                 ------------
                                                                                                                   13,207,500
                                                                                                                 ------------
           MANUFACTURING (2.6%)
   2,000   Berry Plastics Corp............................................................  12.25      04/15/04     2,180,000
   2,500   Deere John Capital Corp........................................................  15.00      02/24/98     2,530,225
   2,000   International Wire Group, Inc..................................................  11.75      06/01/05     2,190,000
   2,500   Uniroyal Technology Corp.......................................................  11.75      06/01/03     2,600,000
                                                                                                                 ------------
                                                                                                                    9,500,225
                                                                                                                 ------------
           MANUFACTURING - DIVERSIFIED (5.1%)
   3,000   Interlake Corp.................................................................  12.00      11/15/01     3,322,500
   3,000   Interlake Corp.................................................................  12.125     03/01/02     3,105,000
   3,000   J.B. Poindexter & Co., Inc.....................................................  12.50      05/15/04     3,060,000
   5,000   Jordan Industries, Inc. (Series B).............................................  10.375     08/01/07     5,075,000
   7,200   Jordan Industries, Inc. (Series B).............................................  11.75++    04/01/09     4,320,000
                                                                                                                 ------------
                                                                                                                   18,882,500
                                                                                                                 ------------
           METALS & MINING (2.3%)
   3,500   Centaur Mining & Exploration Ltd. - 144A* (Australia)..........................  11.00      12/01/07     3,517,500
   5,000   Murrin Murrin Holdings - 144A* (Australia).....................................   9.375     08/31/07     4,925,000
                                                                                                                 ------------
                                                                                                                    8,442,500
                                                                                                                 ------------
           OIL & GAS (0.6%)
   2,500   Key Energy Group Inc. - 144A* (Conv.)..........................................   5.00      09/15/04     2,135,950
                                                                                                                 ------------
           PUBLISHING (0.8%)
   2,975   United States Banknote Corp....................................................  10.375     06/01/02     2,945,250
                                                                                                                 ------------
           RESTAURANTS (3.8%)
   7,750   American Restaurant Group Holdings, Inc........................................  14.00++    12/15/05     2,402,500
   6,000   Boston Chicken, Inc. (Conv.)...................................................   0.00      06/01/15       877,500

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER VARIABLE INVESTMENT SERIES - HIGH YIELD
PORTFOLIO OF INVESTMENTS DECEMBER 31, 1997, CONTINUED

PRINCIPAL
AMOUNT IN                                                                                    COUPON    MATURITY
THOUSANDS                                                                                     RATE       DATE       VALUE
-----------------------------------------------------------------------------------------------------------------------------
$  4,000   Carrols Corp...................................................................  11.50 %    08/15/03  $  4,240,000
   5,975   FRD Acquisition Corp. (Series B)...............................................  12.50      07/15/04     6,512,750
                                                                                                                 ------------
                                                                                                                   14,032,750
                                                                                                                 ------------
           RETAIL (1.6%)
  10,450   County Seat Stores, Inc. (a)...................................................  12.00      10/01/02     5,747,500
                                                                                                                 ------------
           RETAIL - FOOD CHAINS (0.8%)
   2,875   Pantry Inc. - 144A*............................................................  10.25      10/15/07     2,954,063
                                                                                                                 ------------
           TEXTILES - APPAREL MANUFACTURERS (0.5%)
   4,000   U.S. Leather, Inc. (b).........................................................  10.25      07/31/03     1,880,000
                                                                                                                 ------------

           TOTAL CORPORATE BONDS
           (IDENTIFIED COST $366,330,449)......................................................................   352,999,405
                                                                                                                 ------------

NUMBER OF
 SHARES
---------
           COMMON STOCKS (c) (0.7%)
           AUTOMOTIVE (0.0%)
      87   Northern Holdings Industrial Corp. *(d)................................................       --
                                                                                                    ------------
           ENTERTAINMENT/GAMING & LODGING (0.0%)
   2,000   Motels of America, Inc. - 144A*........................................................        80,072
  71,890   Vagabond Inns, Inc. (Class D) (a)......................................................       --
                                                                                                    ------------
                                                                                                          80,072
                                                                                                    ------------
           FOODS & BEVERAGES (0.0%)
 120,000   Specialty Foods Acquisition Corp. - 144A*..............................................       120,000
                                                                                                    ------------
           MANUFACTURING - DIVERSIFIED (0.7%)
  84,072   Thermadyne Holdings Corp. (d)..........................................................     2,375,034
                                                                                                    ------------
           RESTAURANTS (0.0%)
   7,750   American Restaurant Group Holdings, Inc. - 144A*.......................................         7,750
                                                                                                    ------------

           TOTAL COMMON STOCKS
           (IDENTIFIED COST $8,566,039)...........................................................     2,582,856
                                                                                                    ------------

                                                                                        EXPIRATION
                                                                                           DATE
                                                                                        ----------
           WARRANTS (c) (0.1%)
           AEROSPACE (0.0%)
   1,500   Sabreliner Corp. - 144A*...................................................   04/15/03         15,000
                                                                                                    ------------
           BROADCAST MEDIA (0.0%)
   3,750   Australis Holdings Ltd. - 144A* (Australia)................................   10/30/01        --
                                                                                                    ------------
           CABLE & TELECOMMUNICATIONS (0.1%)
   2,000   Hyperion Telecommunication, Inc. (Series B) - 144A*........................   04/01/01        180,059
  34,400   Price Communications Corp. - 144A*.........................................   08/01/07            344
                                                                                                    ------------
                                                                                                         180,403
                                                                                                    ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER VARIABLE INVESTMENT SERIES - HIGH YIELD
PORTFOLIO OF INVESTMENTS DECEMBER 31, 1997, CONTINUED

NUMBER OF                                                                               EXPIRATION
 SHARES                                                                                    DATE        VALUE
----------------------------------------------------------------------------------------------------------------
           CONTAINERS (0.0%)
   2,000   Crown Packaging Holdings Ltd. - 144A*......................................   11/01/03        --
                                                                                                    ------------
           ENTERTAINMENT/GAMING & LODGING (0.0%)
   1,000   Boomtown, Inc. - 144A*.....................................................   11/01/98        --
   2,000   Fitzgeralds Gaming Corp....................................................   12/19/98   $      9,045
   3,500   Fitzgeralds South Inc. - 144A*.............................................   03/15/99        --
                                                                                                    ------------
                                                                                                           9,045
                                                                                                    ------------
           MANUFACTURING (0.0%)
  15,000   Uniroyal Technology Corp...................................................   06/01/03         54,375
                                                                                                    ------------
           RETAIL (0.0%)
   2,000   County Seat Holdings Co. (a)...............................................   10/15/98        --
                                                                                                    ------------

           TOTAL WARRANTS
           (IDENTIFIED COST $270,736).............................................................       258,823
                                                                                                    ------------

PRINCIPAL
AMOUNT IN
THOUSANDS
---------
           SHORT-TERM INVESTMENT (3.2%)
           REPURCHASE AGREEMENT
$ 11,715   The Bank of New York 3.875% due 01/02/98 (dated 12/31/97; proceeds $11,717,888) (e)
             (IDENTIFIED COST $11,715,366)........................................................    11,715,366
                                                                                                    ------------

TOTAL INVESTMENTS
(IDENTIFIED COST $386,882,590) (f)........................................................   99.9 %   367,556,450

CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES............................................    0.1         504,821
                                                                                            ------  -------------

NET ASSETS................................................................................  100.0 % $ 368,061,271
                                                                                            ------  -------------
                                                                                            ------  -------------

---------------------

 *   Resale is restricted to qualified institutional investors.
++ Consists of one or more class of securities traded together as a unit; bonds or preferred stocks with attached warrants.
 +   Payment-in-kind security.
++ Currently a zero coupon bond which will pay interest at the rate shown at a future specified date.
(a)  Non-income producing security; issuer in bankruptcy.
(b)  Non-income producing security; bond in default.
(c)  Non-income producing securities.
(d)  Acquired through exchange offer.
(e) Collateralized by $11,373,869 U.S. Treasury Note 6.125% due 08/15/07 valued at $11,949,673.
(f) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $14,619,049 and the aggregate gross unrealized depreciation is $33,945,189, resulting in net unrealized depreciation of $19,326,140.

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER VARIABLE INVESTMENT SERIES - UTILITIES
PORTFOLIO OF INVESTMENTS DECEMBER 31, 1997

 NUMBER
   OF
 SHARES                                                                    VALUE
------------------------------------------------------------------------------------
          COMMON STOCKS (87.8%)
          NATURAL GAS (9.5%)
163,625   Burlington Resources, Inc...................................  $  7,332,445
209,930   EEX Corp.*..................................................     1,902,491
110,230   El Paso Natural Gas Co......................................     7,330,295
198,250   Enron Corp..................................................     8,239,766
125,000   Questar Corp................................................     5,578,125
145,000   Seagull Energy Corp.*.......................................     2,990,625
360,000   Williams Companies, Inc.....................................    10,215,000
                                                                        ------------
                                                                          43,588,747
                                                                        ------------
          TELECOMMUNICATIONS (30.7%)
 71,666   360 DEG. Communications Co.*................................     1,446,757
120,000   Airtouch Communications, Inc.*..............................     4,987,500
195,000   Alltel Corp.................................................     8,007,187
120,000   AT&T Corp...................................................     7,350,000
200,000   BCE, Inc. (Canada)..........................................     6,662,500
 82,160   Bell Atlantic Corp..........................................     7,476,560
195,000   Cable & Wireless PLC (ADR) (United Kingdom).................     5,301,562
155,000   Century Telephone Enterprises, Inc..........................     7,720,937
135,000   Ericsson (L.M.) Telephone Co. (Class B) (ADR) (Sweden)......     5,037,187
 91,100   Esat Telecom Group PLC (ADR)*...............................     1,224,156
150,000   Frontier Corp...............................................     3,609,375
150,000   GTE Corp....................................................     7,837,500
125,000   LCI International, Inc.*....................................     3,843,750
 16,992   Lucent Technologies, Inc....................................     1,357,236
105,000   MCI Communications Corp.....................................     4,495,312
142,173   SBC Communications, Inc.....................................    10,414,172
150,000   Southern New England Telecommunications Corp................     7,546,875
120,000   Sprint Corp.................................................     7,035,000
 65,000   Tele Danmark AS (ADR) (Denmark).............................     2,002,812
120,000   Telecom Corp. of New Zealand Ltd. (ADR) (New Zealand).......     4,650,000
 80,000   Telefonos de Mexico S.A. de C.V. (Series L) (ADR)...........     4,485,000
130,000   Telephone & Data Systems, Inc...............................     6,053,125
 45,300   Teleport Communications Group Inc.*.........................     2,485,837
 51,500   Telstra Corp., Ltd. (ADR)*..................................     2,150,125
110,000   U.S. West Communications Group, Inc.........................     4,963,750
115,000   U.S. West Media Group, Inc.*................................     3,320,625

 NUMBER
   OF
 SHARES                                                                    VALUE
------------------------------------------------------------------------------------
304,500   WorldCom, Inc.*.............................................  $  9,211,125
                                                                        ------------
                                                                         140,675,965
                                                                        ------------
          UTILITIES - ELECTRIC (47.6%)
 50,000   AES Corp.*..................................................     2,331,250
210,000   Baltimore Gas & Electric Co.................................     7,153,125
135,000   Carolina Power & Light Co...................................     5,729,062
135,000   Central & South West Corp...................................     3,653,437
215,865   CINergy Corp................................................     8,270,328
225,000   CMS Energy Corp.............................................     9,914,062
130,000   Consolidated Edison Co. of New York, Inc....................     5,330,000
225,000   DPL, Inc....................................................     6,468,750
212,500   DQE, Inc....................................................     7,464,063
135,000   DTE Energy Co...............................................     4,682,813
141,216   Duke Energy Corp............................................     7,819,836
130,000   Edison International........................................     3,534,375
140,000   Enova Corp..................................................     3,788,750
215,000   Entergy Corp................................................     6,436,563
140,000   FPL Group, Inc..............................................     8,286,250
175,000   GPU, Inc....................................................     7,371,875
125,000   Hawaiian Electric Industries, Inc...........................     5,109,375
200,000   Houston Industries, Inc.....................................     5,337,500
215,000   Illinova Corp...............................................     5,791,563
225,000   IPALCO Enterprises, Inc.....................................     9,435,938
125,000   Kansas City Power & Light Co................................     3,695,313
 75,000   Montana Power Co............................................     2,385,938
200,000   New Century Energies, Inc...................................     9,587,500
110,000   New England Electric System.................................     4,702,500
110,000   New York State Electric & Gas Corp..........................     3,905,000
170,000   NIPSCO Industries, Inc......................................     8,404,375
285,000   PacifiCorp..................................................     7,784,063
220,000   Pinnacle West Capital Corp..................................     9,322,500
 60,000   Potomac Electric Power Co...................................     1,548,750
215,000   Public Service Company of New Mexico........................     5,092,813
115,000   Public Service Enterprise Group, Inc........................     3,644,063
215,000   SCANA Corp..................................................     6,436,563
275,000   Southern Co.................................................     7,115,625
161,500   Texas Utilities Co..........................................     6,712,344
190,000   Western Resources, Inc......................................     8,170,000
200,000   Wisconsin Energy Corp.......................................     5,750,000
                                                                        ------------
                                                                         218,166,262
                                                                        ------------

          TOTAL COMMON STOCKS
          (IDENTIFIED COST $264,700,665)..............................   402,430,974
                                                                        ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER VARIABLE INVESTMENT SERIES - UTILITIES
PORTFOLIO OF INVESTMENTS DECEMBER 31, 1997, CONTINUED

PRINCIPAL
AMOUNT IN
THOUSANDS                                                                                          VALUE
------------------------------------------------------------------------------------------------------------
           CORPORATE BONDS (9.1%)
           NATURAL GAS (1.2%)
$  3,000   Coastal Corp.
             7.75% due 10/15/35...............................................................  $  3,264,630
   2,000   Panhandle Eastern Corp.
             8.625% due 04/15/25..............................................................     2,227,600
                                                                                                ------------
                                                                                                   5,492,230
                                                                                                ------------
           TELECOMMUNICATIONS (1.9%)
   2,000   GTE Corp.
             7.90% due 02/01/27...............................................................     2,099,860
   2,000   Southwestern Bell Telephone Co.
             7.20% due 10/15/26...............................................................     2,049,980
   2,000   Sprint Corp.
             9.25% due 04/15/22...............................................................     2,556,360
   2,000   WorldCom, Inc.
             7.75% due 04/01/07...............................................................     2,136,200
                                                                                                ------------
                                                                                                   8,842,400
                                                                                                ------------
           UTILITIES - ELECTRIC (6.0%)
   1,500   Consolidated Edison Co. of New York, Inc.
             8.05% due 12/15/27...............................................................     1,576,260
   2,000   Empresa Nacional de Electricidad Chile
             8.125% due 02/01/97..............................................................     2,089,560
   2,250   Florida Power & Light Co.
             7.05% due 12/01/26...............................................................     2,278,822
   3,000   Illinois Power Co.
             8.75% due 07/01/21...............................................................     3,199,530
   3,000   Indianapolis Power Co.
             7.05% due 02/01/24...............................................................     2,990,610
   1,500   Long Island Lighting Co.
             9.625% due 07/01/24..............................................................     1,530,000
   3,000   Public Service Electric & Gas Co.
             7.00% due 09/01/24...............................................................     2,965,380
   2,000   South Carolina Electric & Gas Co.
             7.625% due 06/01/23..............................................................     2,123,560
   1,000   Southern California Edison Co.
             7.25% due 03/01/26...............................................................     1,023,470
   2,000   Southwestern Public Service
             8.50% due 02/15/25...............................................................     2,295,640
   5,000   Wisconsin Electric Power Co.
             7.125% due 03/15/16..............................................................     5,127,500
                                                                                                ------------
                                                                                                  27,200,332
                                                                                                ------------

           TOTAL CORPORATE BONDS
           (IDENTIFIED COST $38,986,990)......................................................    41,534,962
                                                                                                ------------

PRINCIPAL
AMOUNT IN
THOUSANDS                                                                                          VALUE
------------------------------------------------------------------------------------------------------------

           U.S. GOVERNMENT AGENCY (0.3%)
$  1,250   Tennessee Valley Authority 8.00% due 03/31/45
             (IDENTIFIED COST $1,250,000).....................................................  $  1,321,875
                                                                                                ------------

           SHORT-TERM INVESTMENTS (2.4%)
           U.S. GOVERNMENT AGENCY (a) (2.4%)
  11,000   Federal Home Loan Banks 5.75% due 01/02/98
             (AMORITZED COST $10,998,243).....................................................    10,998,243
                                                                                                ------------

           REPURCHASE AGREEMENT (0.0%)
     189   The Bank of New York 3.875% due 01/02/98 (dated 12/31/97, proceeds $188,930) (b)
             (IDENTIFIED COST $188,889).......................................................       188,889
                                                                                                ------------

           TOTAL SHORT-TERM INVESTMENTS
           (IDENTIFIED COST $11,187,132)......................................................    11,187,132
                                                                                                ------------

TOTAL INVESTMENTS
(IDENTIFIED COST $316,124,787) (c)........................................................   99.6 %   456,474,943

CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES............................................    0.4       1,659,313
                                                                                            ------  -------------

NET ASSETS................................................................................  100.0 % $ 458,134,256
                                                                                            ------  -------------
                                                                                            ------  -------------

---------------------

ADR  American Depository Receipt.
 *   Non-income producing security.
(a) Security was purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(b) Collateralized by $52,218 U.S. Treasury Bond 9.25% due 02/15/16 valued at $72,633 and by $88,147 U.S. Treasury Bond 9.00% due 11/15/18 valued at $120,034.
(c) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $141,249,536 and the aggregate gross unrealized depreciation is $899,380, resulting in net unrealized appreciation of $140,350,156.

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER VARIABLE INVESTMENT SERIES - INCOME BUILDER
PORTFOLIO OF INVESTMENTS DECEMBER 31, 1997

NUMBER OF
 SHARES                                                                                                 VALUE
----------------------------------------------------------------------------------------------------------------
           COMMON STOCKS (44.8%)
           AEROSPACE (0.0%)
     433   Raytheon Co. (Class A)..................................................................  $    21,384
                                                                                                     -----------
           APPAREL (0.9%)
  16,700   Kellwood Co.............................................................................      501,000
                                                                                                     -----------
           AUTO PARTS (0.9%)
  10,200   Dana Corp...............................................................................      484,500
                                                                                                     -----------
           AUTOMOTIVE (2.5%)
  12,800   Chrysler Corp...........................................................................      450,400
   9,400   Ford Motor Co...........................................................................      457,662
   7,400   General Motors Corp.....................................................................      448,625
                                                                                                     -----------
                                                                                                       1,356,687
                                                                                                     -----------
           BANKS (4.2%)
  11,900   First Security Corp.....................................................................      498,312
   6,800   First Tennessee National Corp...........................................................      453,900
   6,500   KeyCorp.................................................................................      460,281
  14,500   Washington Federal, Inc.................................................................      455,844
   7,100   Wilmington Trust Corp...................................................................      438,425
                                                                                                     -----------
                                                                                                       2,306,762
                                                                                                     -----------
           BANKS - THRIFT INSTITUTIONS (0.8%)
   7,300   Washington Mutual, Inc..................................................................      465,375
                                                                                                     -----------
           BUILDING MATERIALS (0.8%)
   4,600   Vulcan Materials Co.....................................................................      469,775
                                                                                                     -----------
           CHEMICALS (3.3%)
   4,500   Dow Chemical Co.........................................................................      456,750
   9,100   Hercules, Inc...........................................................................      455,569
   7,800   PPG Industries, Inc.....................................................................      445,575
   5,000   Rohm & Haas Co..........................................................................      478,750
                                                                                                     -----------
                                                                                                       1,836,644
                                                                                                     -----------
           CONGLOMERATES (0.9%)
  12,000   Tenneco, Inc............................................................................      474,000
                                                                                                     -----------
           CONTAINERS - METAL & GLASS (0.8%)
   9,100   Crown Cork & Seal Co., Inc..............................................................      456,137
                                                                                                     -----------
           FINANCIAL (1.0%)
   2,400   Providian Financial Corp................................................................      108,450
  13,600   TCF Financial Corp......................................................................      461,550
                                                                                                     -----------
                                                                                                         570,000
                                                                                                     -----------
           FINANCIAL - MISCELLANEOUS (1.6%)
   8,100   Fannie Mae..............................................................................      462,206
   3,200   SLM Holding Corp........................................................................      445,200
                                                                                                     -----------
                                                                                                         907,406
                                                                                                     -----------
           FOOD PROCESSING (0.9%)
  14,400   Hormel Foods Corp.......................................................................      471,600
                                                                                                     -----------

NUMBER OF
 SHARES                                                                                                 VALUE
----------------------------------------------------------------------------------------------------------------
           HEALTHCARE - DRUGS (0.8%)
   7,400   Schering-Plough Corp....................................................................  $   459,725
                                                                                                     -----------
           INSURANCE (2.5%)
   5,900   Jefferson-Pilot Corp....................................................................      459,462
   5,800   Lincoln National Corp...................................................................      453,125
  11,300   Torchmark Corp..........................................................................      475,306
                                                                                                     -----------
                                                                                                       1,387,893
                                                                                                     -----------
           LIFE INSURANCE (0.2%)
   1,042   Aegon N.V. (ARS) (Netherlands)..........................................................       93,389
                                                                                                     -----------
           MACHINERY - DIVERSIFIED (0.8%)
   9,800   Johnson Controls, Inc...................................................................      467,950
                                                                                                     -----------
           MANUFACTURING - CONSUMER & INDUSTRIAL PRODUCTS (0.8%)
   8,300   Whirlpool Corp..........................................................................      456,500
                                                                                                     -----------
           METALS & MINING (0.8%)
  30,000   Cyprus Amax Minerals Co.................................................................      461,250
                                                                                                     -----------
           MISCELLANEOUS (0.9%)
  12,500   American Greetings Corp. (Class A)......................................................      489,062
                                                                                                     -----------
           MOBIL HOME & RECREATION (0.8%)
  11,000   Fleetwood Enterprises, Inc..............................................................      466,813
                                                                                                     -----------
           OIL & GAS (0.9%)
   9,100   Ashland, Inc............................................................................      488,556
                                                                                                     -----------
           REAL ESTATE INVESTMENT TRUST (5.9%)
   8,000   American General Hospitality Corp.......................................................      214,000
   2,700   Boston Properties, Inc..................................................................       89,269
   9,800   Excel Realty Trust, Inc.................................................................      308,700
  15,700   Glenborough Realty Trust Inc............................................................      465,113
   3,750   Healthcare Realty Trust, Inc............................................................      108,516
  19,000   Liberty Property Trust..................................................................      542,688
  27,500   LTC Properties, Inc.....................................................................      570,625
  15,000   Reckson Associates Realty Corp..........................................................      380,625
  34,200   Sunstone Hotel Investors, Inc...........................................................      589,950
                                                                                                     -----------
                                                                                                       3,269,486
                                                                                                     -----------
           RESTAURANTS (0.8%)
  17,000   Sbarro, Inc.............................................................................      447,313
                                                                                                     -----------
           RETAIL - SPECIALTY APPAREL (0.9%)
  18,600   Limited (The), Inc......................................................................      474,300
                                                                                                     -----------
           STEEL (0.9%)
  16,000   USX-U.S. Steel Group, Inc...............................................................      500,000
                                                                                                     -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER VARIABLE INVESTMENT SERIES - INCOME BUILDER
PORTFOLIO OF INVESTMENTS DECEMBER 31, 1997, CONTINUED

NUMBER OF
 SHARES                                                                                                 VALUE
----------------------------------------------------------------------------------------------------------------
           TELECOMMUNICATIONS (1.6%)
   4,900   Bell Atlantic Corp......................................................................  $   445,900
  10,200   U.S. West Communications Group, Inc.....................................................      460,275
                                                                                                     -----------
                                                                                                         906,175
                                                                                                     -----------
           TELEPHONES (0.8%)
   7,400   AT&T Corp...............................................................................      453,250
                                                                                                     -----------
           TOBACCO (1.7%)
  10,000   Philip Morris Companies, Inc............................................................      453,125
  12,700   UST, Inc................................................................................      469,106
                                                                                                     -----------
                                                                                                         922,231
                                                                                                     -----------
           UTILITIES - ELECTRIC (3.4%)
  11,300   Consolidated Edison Co. of New York, Inc................................................      463,300
  10,900   New England Electric System.............................................................      465,975
  19,000   PECO Energy Co..........................................................................      460,750
  15,000   Public Service Enterprise Group, Inc....................................................      475,313
                                                                                                     -----------
                                                                                                       1,865,338
                                                                                                     -----------
           UTILITIES - TELEPHONE (0.9%)
   9,000   GTE Corp................................................................................      470,250
                                                                                                     -----------
           WHOLESALE DISTRIBUTOR (0.8%)
  10,800   Supervalu, Inc..........................................................................      452,250
                                                                                                     -----------

           TOTAL COMMON STOCKS
           (IDENTIFIED COST $21,750,845)...........................................................   24,853,001
                                                                                                     -----------

           CONVERTIBLE PREFERRED STOCKS (13.9%)
           AUTO PARTS (1.2%)
  12,000   BTI Capital Trust $3.25 - 144A*.........................................................      583,500
   3,700   Walbro Capital Trust $2.00..............................................................       85,562
                                                                                                     -----------
                                                                                                         669,062
                                                                                                     -----------
           BANKS-INTERNATIONAL (1.5%)
  15,500   National Australia Bank, Ltd. $1.969 (Australia) (Units)++..............................      440,781
  12,500   Westpak Banking Corp. (STRYPES) $3.135..................................................      418,750
                                                                                                     -----------
                                                                                                         859,531
                                                                                                     -----------
           BROADCAST MEDIA (1.0%)
  11,500   Metromedia International Group $3.625...................................................      520,375
   4,000   Triathlon Broadcasting Co. $0.945.......................................................       40,500
                                                                                                     -----------
                                                                                                         560,875
                                                                                                     -----------

NUMBER OF
 SHARES                                                                                                 VALUE
----------------------------------------------------------------------------------------------------------------
           CABLE & TELECOMMUNICATIONS (0.9%)
  10,250   Echostar Communications Corp. (Series C) $3.375.........................................  $   476,625
                                                                                                     -----------
           FINANCE (2.6%)
   6,890   Insignia Financing, Inc. $3.25..........................................................      360,864
  10,440   Merrill Lynch & Co., Inc. (STRYPES) $2.39 (1)...........................................      360,180
  10,000   Merrill Lynch & Co., Inc. (STRYPES) $4.087 (2)..........................................      705,000
                                                                                                     -----------
                                                                                                       1,426,044
                                                                                                     -----------
           HEALTHCARE (0.7%)
  12,600   Kapson Senior Quarters $2.00 - 144A*....................................................      377,219
                                                                                                     -----------
           INSURANCE (0.2%)
   2,500   American Heritage Life Investment Corp. $4.25...........................................      142,500
                                                                                                     -----------
           PUBLISHING (0.7%)
  29,090   Hollinger International, Inc. $0.951....................................................      374,534
                                                                                                     -----------
           REAL ESTATE (0.6%)
   7,000   Rouse Co. (Series B) $3.00..............................................................      350,000
                                                                                                     -----------
           REAL ESTATE INVESTMENT TRUST (2.3%)
   9,000   Equity Residential Properties Trust (Series E) $1.75....................................      258,750
  22,560   FelCor Suite Hotels, Inc. (Series A) $1.95..............................................      645,780
   1,085   Merry Land & Investment Co., Inc. (Series C) $2.15......................................       30,312
  13,700   Oasis Residential, Inc. (Series A) $2.25................................................      351,063
                                                                                                     -----------
                                                                                                       1,285,905
                                                                                                     -----------
           TELECOMMUNICATIONS (1.4%)
  12,330   Loral Space & Communications Ltd. (Series C) $3.00 (Bermuda)............................      759,836
                                                                                                     -----------
           TEXTILES & APPAREL (0.8%)
  10,000   Warnaco Group, Inc. $3.00...............................................................      430,000
                                                                                                     -----------

           TOTAL CONVERTIBLE PREFERRED STOCKS
           (IDENTIFIED COST $7,457,545)............................................................    7,712,131
                                                                                                     -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER VARIABLE INVESTMENT SERIES - INCOME BUILDER
PORTFOLIO OF INVESTMENTS DECEMBER 31, 1997, CONTINUED

PRINCIPAL
AMOUNT IN
THOUSANDS                                                                                               VALUE
----------------------------------------------------------------------------------------------------------------
           CORPORATE BONDS (35.5%)
           CONVERTIBLE BONDS (14.4%)
           AUTO PARTS (1.1%)
$    350   MascoTech, Inc.
             4.50% due 12/15/03....................................................................  $   306,908
     300   Tower Automotive, Inc. - 144A*
             5.00% due 08/01/04....................................................................      310,875
                                                                                                     -----------
                                                                                                         617,783
                                                                                                     -----------
           CABLE/CELLULAR (0.3%)
     400   U.S. Cellular Corp.
             0.00% due 06/15/15....................................................................      144,948
                                                                                                     -----------
           HEALTHCARE (2.2%)
     280   Emeritus Corp. - 144A*
             6.25% due 01/01/06....................................................................      240,898
     650   Phymatrix Corp.
             6.75% due 06/15/03....................................................................      586,625
     600   Physicians Resource Group, Inc. - 144A*
             6.00% due 12/01/01....................................................................      402,054
                                                                                                     -----------
                                                                                                       1,229,577
                                                                                                     -----------
           HEALTHCARE - MISCELLANEOUS (0.3%)
     225   Pharmaceutical Marketing Services, Inc. (Eurobond)
             6.25% due 02/01/03....................................................................      189,000
                                                                                                     -----------
           HOTELS/MOTELS (1.0%)
     560   Capstar Hotel Corp.
             4.75% due 10/15/04....................................................................      561,993
                                                                                                     -----------
           MACHINERY (0.4%)
     200   Thermo Fibertek, Inc. - 144A*
             4.50% due 07/15/04....................................................................      213,828
                                                                                                     -----------
           MANUFACTURING - DIVERSIFIED (0.7%)
     400   Mark IV Industries, Inc. - 144A*
             4.75% due 11/01/04....................................................................      371,876
                                                                                                     -----------
           MEDICAL EQUIPMENT (0.7%)
     400   ThermoTrex Corp.
             3.25% due 11/01/07....................................................................      394,980
                                                                                                     -----------
           OFFICE EQUIPMENT & SUPPLIES (3.0%)
     550   Danka Business Systems (United Kingdom)
             6.75% due 04/01/02....................................................................      490,171
   1,275   U.S. Office Products Co.
             5.50% due 05/15/03....................................................................    1,182,639
                                                                                                     -----------
                                                                                                       1,672,810
                                                                                                     -----------
           PUBLISHING (0.5%)
     300   Nelson (Thomas), Inc.
             5.75% due 11/30/99....................................................................      296,904
                                                                                                     -----------

PRINCIPAL
AMOUNT IN
THOUSANDS                                                                                               VALUE
----------------------------------------------------------------------------------------------------------------
           REAL ESTATE INVESTMENT TRUST (1.0%)
$    575   Capstone Capital Corp.
             6.55% due 03/14/02....................................................................  $   550,085
                                                                                                     -----------
           RESTAURANTS (0.3%)
     160   Boston Chicken, Inc.
             4.50% due 02/01/04....................................................................       77,600
     500   Boston Chicken, Inc.
             0.00% due 06/01/15....................................................................       73,125
                                                                                                     -----------
                                                                                                         150,725
                                                                                                     -----------
           RETAIL (1.2%)
     400   Petsmart, Inc. - 144A*
             6.75% due 11/01/04....................................................................      404,792
     300   Saks Holdings, Inc.
             5.50% due 09/15/06....................................................................      258,642
                                                                                                     -----------
                                                                                                         663,434
                                                                                                     -----------
           SHOES (1.1%)
     405   Nine West Group, Inc.
             5.50% due 07/15/03....................................................................      326,151
     350   Nine West Group, Inc. - 144A*
             5.50% due 07/15/03....................................................................      281,858
                                                                                                     -----------
                                                                                                         608,009
                                                                                                     -----------
           TELECOMMUNICATIONS (0.6%)
     300   SmarTalk TeleServices, Inc. - 144A*
             5.75% due 09/15/04....................................................................      317,991
                                                                                                     -----------

           TOTAL CONVERTIBLE BONDS
           (IDENTIFIED COST $8,184,404)............................................................    7,983,943
                                                                                                     -----------

           NONCONVERTIBLE BONDS (21.1%)
           BROADCAST MEDIA (0.4%)
     195   Outlet Broadcasting, Inc.
             10.875% due 07/15/03..................................................................      207,925
                                                                                                     -----------
           BUILDING & CONSTRUCTION (1.2%)
     600   Johns Manville International Group
             10.875% due 12/15/04..................................................................      664,500
                                                                                                     -----------
           BUSINESS SERVICES (3.2%)
   1,650   Neodata Services, Inc. (Series B)
             12.00% due 05/01/03...................................................................    1,776,208
                                                                                                     -----------
           CABLE/CELLULAR (3.2%)
   1,600   Continental Cablevision, Inc.
             11.00% due 06/01/07...................................................................    1,768,288
                                                                                                     -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER VARIABLE INVESTMENT SERIES - INCOME BUILDER
PORTFOLIO OF INVESTMENTS DECEMBER 31, 1997, CONTINUED

PRINCIPAL
AMOUNT IN
THOUSANDS                                                                                               VALUE
----------------------------------------------------------------------------------------------------------------
           HEALTHCARE (1.5%)
$    750   Magellan Health Services, Inc. (Series A)
             11.25% due 04/15/04...................................................................  $   832,500
                                                                                                     -----------
           INDUSTRIALS (2.7%)
   1,500   American Standard Companies, Inc.
             10.50%+ due 06/01/05..................................................................    1,522,500
                                                                                                     -----------
           PUBLISHING (1.5%)
     800   Big Flower Press Holdings, Inc.
             8.875% due 07/01/07...................................................................      806,000
                                                                                                     -----------
           RETAIL (5.9%)
   1,600   Barnes & Noble, Inc. (Series B)
             11.875% due 01/15/03..................................................................    1,700,160
   1,500   Orchard Supply Hardware Corp.
             9.375% due 02/15/02...................................................................    1,550,895
                                                                                                     -----------
                                                                                                       3,251,055
                                                                                                     -----------
           SUPERMARKETS (1.5%)
     800   Kroger Co.
             9.25% due 01/01/05....................................................................      838,576
                                                                                                     -----------

           TOTAL NONCONVERTIBLE BONDS
           (IDENTIFIED COST $11,753,278)...........................................................   11,667,552
                                                                                                     -----------

           TOTAL CORPORATE BONDS
           (IDENTIFIED COST $19,937,682)...........................................................   19,651,495
                                                                                                     -----------

           SHORT-TERM INVESTMENTS (6.1%)
           U.S. GOVERNMENT AGENCIES (a) (5.4%)
   3,000   Federal Home Loan Mortgage Corp. 5.78-6.00% due 01/02/98-01/09/98
             (AMORTIZED COST $2,998,383)...........................................................    2,998,383
                                                                                                     -----------

PRINCIPAL
AMOUNT IN
THOUSANDS                                                                                               VALUE
----------------------------------------------------------------------------------------------------------------

           REPURCHASE AGREEMENT (0.7%)
$    357   The Bank of New York 3.875% due 01/02/98 (dated 12/31/97; proceeds $357,495) (b)
             (IDENTIFIED COST $357,418)............................................................  $   357,418
                                                                                                     -----------

           TOTAL SHORT-TERM INVESTMENTS
           (IDENTIFIED COST $3,355,801)............................................................    3,355,801
                                                                                                     -----------

TOTAL INVESTMENTS
(IDENTIFIED COST $52,501,873) (c)..........................................................  100.3 %   55,572,428

LIABILITIES IN EXCESS OF OTHER ASSETS......................................................   (0.3)      (149,595)
                                                                                             ------  ------------

NET ASSETS.................................................................................  100.0 % $ 55,422,833
                                                                                             ------  ------------
                                                                                             ------  ------------

---------------------

  ARS    American Regulatory Share.
STRYPES  Structured yield product exchangeable for stock.
   *     Resale is restricted to qualified institutional investors.
   + Currently a zero coupon bond which will pay interest at the rate shown at a future specified date.
  ++ Consists of one or more class of securities traded together as a unit; stocks with attached warrants.
  (1)    Convertible into IMC Global, Inc. common stock.
  (2)    Convertible into SunAmerica, Inc. common stock.
  (a) Securities were purchased on a discount basis. The interest rates shown have been adjusted to reflect a money market equivalent yield.
  (b) Collateralized by $355,274 U.S. Treasury Note 6.25% due 04/30/01 valued at $364,567.
  (c) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $3,812,018 and the aggregate gross unrealized depreciation is $741,463, resulting in net unrealized appreciation of $3,070,555.

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER VARIABLE INVESTMENT SERIES - DIVIDEND GROWTH
PORTFOLIO OF INVESTMENTS DECEMBER 31, 1997

NUMBER OF
  SHARES                                                                                              VALUE
----------------------------------------------------------------------------------------------------------------
            COMMON STOCKS (95.9%)
            AEROSPACE (3.7%)
    35,392  Raytheon Co. (Class A)..............................................................  $    1,745,285
   686,000  Raytheon Co. (Class B)..............................................................      34,643,000
   483,000  United Technologies Corp............................................................      35,168,437
                                                                                                  --------------
                                                                                                      71,556,722
                                                                                                  --------------
            ALUMINUM (1.9%)
   505,000  Aluminum Co. of America.............................................................      35,539,375
                                                                                                  --------------
            AUTO PARTS (1.8%)
   657,000  TRW, Inc............................................................................      35,067,375
                                                                                                  --------------
            AUTOMOTIVE (3.7%)
   745,000  Ford Motor Co.......................................................................      36,272,187
   570,000  General Motors Corp.................................................................      34,556,250
                                                                                                  --------------
                                                                                                      70,828,437
                                                                                                  --------------
            BANKS (5.6%)
   664,000  Banc One Corp.......................................................................      36,063,500
   490,000  BankAmerica Corp....................................................................      35,770,000
   499,000  KeyCorp.............................................................................      35,335,437
                                                                                                  --------------
                                                                                                     107,168,937
                                                                                                  --------------
            BEVERAGES - SOFT DRINKS (1.9%)
   984,000  PepsiCo Inc.........................................................................      35,854,500
                                                                                                  --------------
            BROADCASTING (0.2%)
   122,800  CBS Corp............................................................................       3,614,925
                                                                                                  --------------
            CHEMICALS (5.6%)
   365,000  Dow Chemical Co.....................................................................      37,047,500
   594,000  Eastman Chemical Co.................................................................      35,380,125
   606,000  PPG Industries, Inc.................................................................      34,617,750
                                                                                                  --------------
                                                                                                     107,045,375
                                                                                                  --------------
            COMPUTERS (1.9%)
   339,000  International Business Machines Corp................................................      35,446,687
                                                                                                  --------------
            CONGLOMERATES (3.7%)
   411,000  Minnesota Mining & Manufacturing Co.................................................      33,727,687
   932,000  Tenneco, Inc........................................................................      36,814,000
                                                                                                  --------------
                                                                                                      70,541,687
                                                                                                  --------------
            COSMETICS (1.9%)
   359,000  Gillette Co.........................................................................      36,057,062
                                                                                                  --------------
            DRUGS (5.5%)
   527,000  Abbott Laboratories.................................................................      34,551,437
   458,000  American Home Products Corp.........................................................      35,037,000
   373,000  Bristol-Myers Squibb Co.............................................................      35,295,125
                                                                                                  --------------
                                                                                                     104,883,562
                                                                                                  --------------
            ELECTRIC - MAJOR (1.9%)
   485,000  General Electric Co.................................................................      35,586,875
                                                                                                  --------------

NUMBER OF
  SHARES                                                                                              VALUE
----------------------------------------------------------------------------------------------------------------
            FINANCIAL - MISCELLANEOUS (1.9%)
   282,000  Household International, Inc........................................................  $   35,972,625
                                                                                                  --------------
            FOODS (3.7%)
   668,000  Quaker Oats Company (The)...........................................................      35,237,000
   623,000  Sara Lee Corp.......................................................................      35,082,687
                                                                                                  --------------
                                                                                                      70,319,687
                                                                                                  --------------
            HOUSEHOLD PRODUCTS (1.8%)
   443,000  Procter & Gamble Co.................................................................      35,356,938
                                                                                                  --------------
            INSURANCE (1.9%)
   507,500  Aetna Inc...........................................................................      35,810,469
                                                                                                  --------------
            MACHINERY - CONSTRUCTION & MATERIALS (1.8%)
   720,000  Caterpillar, Inc....................................................................      34,965,000
                                                                                                  --------------
            METALS & MINING (1.8%)
   560,000  Phelps Dodge Corp...................................................................      34,860,000
                                                                                                  --------------
            NATURAL GAS (3.8%)
   795,000  Burlington Resources, Inc...........................................................      35,625,938
   564,000  El Paso Natural Gas Co..............................................................      37,506,000
                                                                                                  --------------
                                                                                                      73,131,938
                                                                                                  --------------
            OFFICE EQUIPMENT (1.9%)
   412,000  Pitney Bowes, Inc...................................................................      37,054,250
                                                                                                  --------------
            OIL - DOMESTIC (3.9%)
   704,000  Ashland, Inc........................................................................      37,796,000
   453,000  Atlantic Richfield Co...............................................................      36,296,625
                                                                                                  --------------
                                                                                                      74,092,625
                                                                                                  --------------
            OIL INTEGRATED - INTERNATIONAL (5.6%)
   584,000  Exxon Corp..........................................................................      35,733,500
   488,000  Mobil Corp..........................................................................      35,227,500
   655,000  Royal Dutch Petroleum Co. (ADR) (Netherlands).......................................      35,492,813
                                                                                                  --------------
                                                                                                     106,453,813
                                                                                                  --------------
            PAPER & FOREST PRODUCTS (3.8%)
   830,000  International Paper Co..............................................................      35,793,750
   742,000  Weyerhaeuser Co.....................................................................      36,404,375
                                                                                                  --------------
                                                                                                      72,198,125
                                                                                                  --------------
            PHOTOGRAPHY (2.0%)
   613,000  Eastman Kodak Co....................................................................      37,278,063
                                                                                                  --------------
            RAILROADS (1.8%)
   374,000  Burlington Northern Santa Fe Corp...................................................      34,758,625
                                                                                                  --------------
            RESTAURANTS (0.1%)
    91,400  Tricon Global Restaurants, Inc.*....................................................       2,656,313
                                                                                                  --------------
            RETAIL - DEPARTMENT STORES (1.9%)
   702,000  May Department Stores Co............................................................      36,986,625
                                                                                                  --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER VARIABLE INVESTMENT SERIES - DIVIDEND GROWTH
PORTFOLIO OF INVESTMENTS DECEMBER 31, 1997, CONTINUED

NUMBER OF
  SHARES                                                                                              VALUE
----------------------------------------------------------------------------------------------------------------
            RETAIL - FOOD CHAINS (1.9%)
 1,728,000  American Stores Co..................................................................  $   35,532,000
                                                                                                  --------------
            STEEL (1.8%)
 1,005,000  Timken Co...........................................................................      34,546,875
                                                                                                  --------------
            TELECOMMUNICATIONS (5.7%)
   400,000  Bell Atlantic Corp..................................................................      36,400,000
   613,000  Sprint Corp.........................................................................      35,937,125
   786,000  U.S. West Communications Group, Inc.................................................      35,468,250
                                                                                                  --------------
                                                                                                     107,805,375
                                                                                                  --------------
            TOBACCO (1.9%)
   783,000  Philip Morris Companies, Inc........................................................      35,479,688
                                                                                                  --------------
            TRANSPORTATION (1.9%)
 1,091,000  Ryder System, Inc...................................................................      35,730,250
                                                                                                  --------------
            UTILITIES - ELECTRIC (3.8%)
   603,000  FPL Group, Inc......................................................................      35,690,063
 1,180,000  Unicom Corp.........................................................................      36,285,000
                                                                                                  --------------
                                                                                                      71,975,063
                                                                                                  --------------
            UTILITIES - GAS (1.9%)
   596,900  Consolidated Natural Gas Co.........................................................      36,112,450
                                                                                                  --------------

            TOTAL COMMON STOCKS
            (IDENTIFIED COST $1,400,630,192)....................................................   1,828,268,316
                                                                                                  --------------

PRINCIPAL
AMOUNT IN
THOUSANDS
----------
            U.S. GOVERNMENT OBLIGATIONS (2.1%)
$    4,000  U.S. Treasrury Bond
              8.00% due 11/15/21........................................................       4,989,000
     5,000  U.S. Treasury Bond
              7.125% due 02/15/23.......................................................       5,707,250
    17,000  U.S. Treasury Bond
              6.25% due 08/15/23........................................................      17,522,920
     7,000  U.S. Treasury Bond
              6.00% due 02/15/26........................................................       6,993,070
     5,000  U.S. Treasury Note
              6.375% due 01/15/99.......................................................       5,037,550
                                                                                          --------------

            TOTAL U.S. GOVERNMENT OBLIGATIONS
            (IDENTIFIED COST $36,992,101)...............................................      40,249,790
                                                                                          --------------

PRINCIPAL
AMOUNT IN
THOUSANDS                                                                                     VALUE
--------------------------------------------------------------------------------------------------------

            SHORT-TERM INVESTMENTS (1.6%)
            U.S. GOVERNMENT AGENCY (a) (1.5%)
$   29,600  Federal Home Loan Mortgage Corp. 6.00% due 01/02/98
              (AMORTIZED COST $29,595,067)..............................................  $   29,595,067
                                                                                          --------------

            REPURCHASE AGREEMENT (0.1%)
       155  The Bank of New York 3.875% due 01/02/98 (dated 12/31/97; proceeds $154,557)
              (b)
              (IDENTIFIED COST $154,524)................................................         154,524
                                                                                          --------------

            TOTAL SHORT-TERM INVESTMENTS
            (IDENTIFIED COST $29,749,591)...............................................      29,749,591
                                                                                          --------------

TOTAL INVESTMENTS
(IDENTIFIED COST $1,467,371,884) (c)....................................................   99.6 %   1,898,267,697

OTHER ASSETS IN EXCESS OF LIABILITIES...................................................    0.4         7,638,061
                                                                                          ------  ---------------

NET ASSETS..............................................................................  100.0 % $ 1,905,905,758
                                                                                          ------  ---------------
                                                                                          ------  ---------------

---------------------

ADR  American Depository Receipt.
 *   Non-income producing security.
(a) Security was purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(b) Collateralized by $113,315 U.S. Treasury Bond 9.25% due 02/15/16 valued at $157,614.
(c) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $451,254,905 and the aggregate gross unrealized depreciation is $20,359,092, resulting in net unrealized appreciation of $430,895,813.

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER VARIABLE INVESTMENT SERIES - CAPITAL GROWTH
PORTFOLIO OF INVESTMENTS DECEMBER 31, 1997

NUMBER OF
 SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------
           COMMON STOCKS (99.2%)
           BANKING (1.5%)
  33,000   State Street Corp......................................................................  $  1,920,187
                                                                                                    ------------
           BUILDING MATERIALS (1.6%)
  35,000   Southdown, Inc.........................................................................     2,065,000
                                                                                                    ------------
           COMMUNICATIONS EQUIPMENT (4.1%)
  50,000   ADC Telecommunications, Inc.*..........................................................     2,087,500
  60,000   Tellabs, Inc.*.........................................................................     3,161,250
                                                                                                    ------------
                                                                                                       5,248,750
                                                                                                    ------------
           COMPUTER SOFTWARE (2.5%)
  60,000   Computer Associates International, Inc.................................................     3,172,500
                                                                                                    ------------
           COMPUTERS - SYSTEMS (1.6%)
  75,000   EMC Corp.*.............................................................................     2,057,812
                                                                                                    ------------
           CONSUMER SERVICES (1.9%)
 105,000   AccuStaff, Inc.*.......................................................................     2,415,000
                                                                                                    ------------
           DRUGS (2.8%)
  70,000   Elan Corp. PLC (ADR) (Ireland)*........................................................     3,583,125
                                                                                                    ------------
           ELECTRONICS (0.9%)
  30,000   Jabil Circuit, Inc.*...................................................................     1,185,000
                                                                                                    ------------
           ENVIRONMENTAL CONTROL (1.8%)
 130,000   Newpark Resources, Inc.*...............................................................     2,275,000
                                                                                                    ------------
           FINANCIAL - MISCELLANEOUS (9.9%)
  22,000   Household International, Inc...........................................................     2,806,375
 110,000   MBNA Corp..............................................................................     3,004,375
  48,000   MGIC Investment Corp...................................................................     3,192,000
  80,000   Providian Financial Corp...............................................................     3,615,000
                                                                                                    ------------
                                                                                                      12,617,750
                                                                                                    ------------
           FINANCIAL SERVICES (5.3%)
  80,000   SunAmerica, Inc........................................................................     3,420,000
  62,000   Travelers Group, Inc...................................................................     3,340,250
                                                                                                    ------------
                                                                                                       6,760,250
                                                                                                    ------------
           HEALTHCARE PRODUCTS & SERVICES (2.5%)
  53,000   Express Scripts, Inc. (Class A)*.......................................................     3,180,000
                                                                                                    ------------
           HOSPITAL MANAGEMENT (4.0%)
  62,000   Quorum Health Group, Inc.*.............................................................     1,619,750
  70,000   Universal Health Services, Inc. (Class B)*.............................................     3,526,250
                                                                                                    ------------
                                                                                                       5,146,000
                                                                                                    ------------
           HOUSEHOLD FURNISHINGS & APPLIANCES (1.1%)
  35,000   Ethan Allen Interiors, Inc.............................................................     1,349,687
                                                                                                    ------------

NUMBER OF
 SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------
           LIFE INSURANCE (2.7%)
  75,000   Conseco, Inc...........................................................................  $  3,407,813
                                                                                                    ------------
           MACHINERY - DIVERSIFIED (2.0%)
  44,000   Deere & Co.............................................................................     2,565,750
                                                                                                    ------------
           MANUFACTURING - DIVERSIFIED (2.9%)
  80,000   Tyco International Ltd.................................................................     3,605,000
                                                                                                    ------------
           MEDIA GROUP (3.1%)
  50,000   Clear Channel Communications, Inc.*....................................................     3,971,875
                                                                                                    ------------
           OFFICE EQUIPMENT & SUPPLIES (6.1%)
 125,000   Corporate Express, Inc.*...............................................................     1,609,375
 115,000   Staples, Inc.*.........................................................................     3,191,250
 150,000   U.S. Office Products Co.*..............................................................     2,906,250
                                                                                                    ------------
                                                                                                       7,706,875
                                                                                                    ------------
           OIL DRILLING & SERVICES (3.4%)
 130,000   Global Industries Ltd.*................................................................     2,210,000
  30,000   Pride International, Inc.*.............................................................       757,500
  25,000   Tidewater, Inc.........................................................................     1,378,125
                                                                                                    ------------
                                                                                                       4,345,625
                                                                                                    ------------
           OIL EQUIPMENT & SERVICES (2.4%)
  30,000   Falcon Drilling Company, Inc.*.........................................................     1,051,875
  90,000   Varco International, Inc.*.............................................................     1,929,375
                                                                                                    ------------
                                                                                                       2,981,250
                                                                                                    ------------
           PHARMACEUTICALS (5.3%)
  85,000   Medicis Pharmaceutical Corp. (Class A)*................................................     4,356,250
  70,000   Watson Pharmaceuticals, Inc.*..........................................................     2,270,625
                                                                                                    ------------
                                                                                                       6,626,875
                                                                                                    ------------
           RESTAURANTS (1.5%)
  50,000   Starbucks Corp.*.......................................................................     1,918,750
                                                                                                    ------------
           RETAIL - DEPARTMENT STORES (5.5%)
  55,000   Dollar General Corp....................................................................     1,993,750
  95,000   Proffitt's, Inc.*......................................................................     2,701,563
  60,000   Stage Stores, Inc.*....................................................................     2,242,500
                                                                                                    ------------
                                                                                                       6,937,813
                                                                                                    ------------
           RETAIL - DRUG STORES (0.7%)
  30,000   Walgreen Co............................................................................       941,250
                                                                                                    ------------
           RETAIL - FOOD CHAINS (6.2%)
 110,000   Kroger Co.*............................................................................     4,063,125
  60,000   Safeway, Inc.*.........................................................................     3,795,000
                                                                                                    ------------
                                                                                                       7,858,125
                                                                                                    ------------
           RETAIL - SPECIALTY (5.2%)
  40,000   CompUSA, Inc.*.........................................................................     1,240,000
  45,000   Consolidated Stores Corp.*.............................................................     1,977,188

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER VARIABLE INVESTMENT SERIES - CAPITAL GROWTH
PORTFOLIO OF INVESTMENTS DECEMBER 31, 1997, CONTINUED

NUMBER OF
 SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------
 100,000   General Nutrition Companies, Inc.*.....................................................  $  3,387,500
                                                                                                    ------------
                                                                                                       6,604,688
                                                                                                    ------------
           SAVINGS & LOAN COMPANIES (1.5%)
  30,000   Washington Mutual, Inc.................................................................     1,912,500
                                                                                                    ------------
           TELECOMMUNICATIONS (6.3%)
 100,000   Airtouch Communications, Inc.*.........................................................     4,156,250
 125,000   LCI International, Inc.*...............................................................     3,843,750
                                                                                                    ------------
                                                                                                       8,000,000
                                                                                                    ------------
           UTILITIES - ELECTRIC (2.9%)
  80,000   AES Corp.*.............................................................................     3,730,000
                                                                                                    ------------

           TOTAL COMMON STOCKS
           (IDENTIFIED COST $104,597,246).........................................................   126,090,250
                                                                                                    ------------

PRINCIPAL
AMOUNT IN
THOUSANDS
---------
           SHORT-TERM INVESTMENTS (8.7%)
           U.S. GOVERNMENT AGENCY (a) (8.6%)
$ 10,900   Federal Home Loan Banks 5.75% due 01/02/98
             (AMORTIZED COST $10,898,259).........................................................    10,898,259
                                                                                                    ------------

PRINCIPAL
AMOUNT IN
THOUSANDS                                                                                              VALUE
----------------------------------------------------------------------------------------------------------------

           REPURCHASE AGREEMENT (0.1%)
$    191   The Bank of New York 3.875% due 01/02/98 (dated 12/31/97; proceeds $191,148) (b)
             (IDENTIFIED COST $191,107)...........................................................  $    191,107
                                                                                                    ------------

           TOTAL SHORT-TERM INVESTMENTS
           (IDENTIFIED COST $11,089,366)..........................................................    11,089,366
                                                                                                    ------------

TOTAL INVESTMENTS
(IDENTIFIED COST $115,686,612) (c)........................................................  107.9 %   137,179,616

LIABILITIES IN EXCESS OF OTHER ASSETS.....................................................   (7.9)    (10,079,540)
                                                                                            ------  -------------

NET ASSETS................................................................................  100.0 % $ 127,100,076
                                                                                            ------  -------------
                                                                                            ------  -------------

---------------------

ADR  American Depository Receipt.
 *   Non-income producing security.
(a) Security was purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(b) Collateralized by $143,146 U.S. Treasury Note 9.00% due 11/15/18 valued at $194,929.
(c) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $23,512,288 and the aggregate gross unrealized depreciation is $2,019,284, resulting in net unrealized appreciation of $21,493,004.

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER VARIABLE INVESTMENT SERIES - GLOBAL DIVIDEND GROWTH
PORTFOLIO OF INVESTMENTS DECEMBER 31, 1997

          NUMBER OF
            SHARES                                                                                     VALUE
----------------------------------------------------------------------------------------------------------------
                                COMMON & PREFERRED STOCKS (99.4%)
                                AUSTRALIA (2.0%)
                                BANKING
                       275,000  Australia & New Zealand Banking Group Ltd.........................  $  1,813,919
                                                                                                    ------------
                                BUILDING & CONSTRUCTION
                       718,000  Pioneer International Ltd.........................................     1,956,977
                                                                                                    ------------
                                GOLD
                     2,140,000  Normandy Mining Ltd...............................................     2,074,184
                                                                                                    ------------
                                OIL RELATED
                       440,000  Santos Ltd........................................................     1,808,911
                                                                                                    ------------
                                PAPER & FOREST PRODUCTS
                       420,000  Amcor Ltd.........................................................     1,844,168
                                                                                                    ------------

                                TOTAL AUSTRALIA...................................................     9,498,159
                                                                                                    ------------

                                CANADA (2.6%)
                                BANKS - COMMERCIAL
                        81,800  Toronto Dominion Bank.............................................     3,079,018
                                                                                                    ------------
                                NATURAL GAS
                        71,000  IPL Energy, Inc...................................................     3,248,723
                       143,000  TransCanada Pipelines Ltd.........................................     3,191,562
                                                                                                    ------------
                                                                                                       6,440,285
                                                                                                    ------------
                                OIL RELATED
                        50,000  Imperial Oil Ltd..................................................     3,218,359
                                                                                                    ------------
                                TOTAL CANADA......................................................    12,737,662
                                                                                                    ------------
                                FRANCE (6.6%)
                                BANKING
                        20,100  Societe Generale..................................................     2,736,510
                                                                                                    ------------
                                BUILDING & CONSTRUCTION
                        43,300  Lafarge S.A.......................................................     2,838,979
                                                                                                    ------------
                                FINANCIAL SERVICES
                        34,500  Compagnie Financiere de Paribas (A Shares)........................     2,995,766
                         6,700  Societe Eurafrance S.A............................................     2,725,386
                                                                                                    ------------
                                                                                                       5,721,152
                                                                                                    ------------
                                FOODS & BEVERAGES
                        18,000  Eridania Beghin-Say S.A...........................................     2,812,220
                                                                                                    ------------
                                MISCELLANEOUS MATERIALS & COMMODITIES
                        20,500  Compagnie de Saint Gobain.........................................     2,910,095
                                                                                                    ------------

          NUMBER OF
            SHARES                                                                                     VALUE
----------------------------------------------------------------------------------------------------------------
                                MULTI-INDUSTRY
                         8,901  Compagnie Generale d'Industrie et de Participations...............  $  3,192,123
                                                                                                    ------------
                                OIL INTEGRATED - INTERNATIONAL
                        24,400  Elf Aquitaine S.A.................................................     2,835,796
                        27,500  Total S.A. (B Shares).............................................     2,990,619
                                                                                                    ------------
                                                                                                       5,826,415
                                                                                                    ------------
                                TELECOMMUNICATIONS
                        23,000  Alcatel Alsthom...................................................     2,921,302
                                                                                                    ------------
                                TELEVISION
                        29,000  Societe Television Francaise 1....................................     2,961,149
                                                                                                    ------------

                                TOTAL FRANCE......................................................    31,919,945
                                                                                                    ------------
                                GERMANY (6.8%)
                                BANKING
                        61,600  Commerzbank AG....................................................     2,425,628
                                                                                                    ------------
                                BUILDING & CONSTRUCTION
                        78,000  Bilfinger & Berger Bau AG.........................................     2,420,690
                                                                                                    ------------
                                CHEMICALS
                        68,000  BASF AG...........................................................     2,411,012
                        66,000  Bayer AG..........................................................     2,466,741
                                                                                                    ------------
                                                                                                       4,877,753
                                                                                                    ------------
                                ELECTRICAL EQUIPMENT
                        39,000  Siemens AG........................................................     2,310,067
                                                                                                    ------------
                                HEALTH & PERSONAL CARE
                        70,000  Douglas Holding AG................................................     2,114,016
                                                                                                    ------------
                                MACHINERY - DIVERSIFIED
                         8,000  M.A.N. AG.........................................................     2,318,131
                                                                                                    ------------
                                MULTI-INDUSTRY
                         8,200  Preussag AG.......................................................     2,503,782
                        48,000  RWE AG............................................................     2,576,196
                         4,700  Viag AG...........................................................     2,532,981
                                                                                                    ------------
                                                                                                       7,612,959
                                                                                                    ------------
                                RETAIL - DEPARTMENT STORES
                         7,100  Karstadt AG.......................................................     2,424,978
                                                                                                    ------------
                                STEEL & IRON
                        10,200  Thyssen AG........................................................     2,184,093
                                                                                                    ------------
                                TEXTILES - APPAREL
                         1,150  Hugo Boss AG (Pref.)..............................................     1,471,079
                                                                                                    ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER VARIABLE INVESTMENT SERIES - GLOBAL DIVIDEND GROWTH
PORTFOLIO OF INVESTMENTS DECEMBER 31, 1997, CONTINUED

          NUMBER OF
            SHARES                                                                                     VALUE
----------------------------------------------------------------------------------------------------------------
                                UTILITIES - ELECTRIC
                        37,800  VEBA AG...........................................................  $  2,575,361
                                                                                                    ------------

                                TOTAL GERMANY.....................................................    32,734,755
                                                                                                    ------------
                                HONG KONG (5.0%)
                                BANKING
                       159,800  HSBC Holdings PLC.................................................     3,939,669
                                                                                                    ------------
                                CONGLOMERATES
                       735,000  Swire Pacific Ltd. (Class A)......................................     4,032,050
                                                                                                    ------------
                                REAL ESTATE
                       600,000  Cheung Kong (Holdings) Ltd........................................     3,930,402
                       835,000  Henderson Land Development Co., Ltd...............................     3,933,951
                                                                                                    ------------
                                                                                                       7,864,353
                                                                                                    ------------
                                TELECOMMUNICATIONS
                     1,971,800  Hong Kong Telecommunications Ltd..................................     4,059,506
                                                                                                    ------------
                                UTILITIES - ELECTRIC
                     1,100,000  Hong Kong Electric Holdings Ltd...................................     4,181,457
                                                                                                    ------------
                                TOTAL HONG KONG...................................................    24,077,035
                                                                                                    ------------
                                ITALY (4.1%)
                                FINANCIAL SERVICES
                       336,000  Istituto Mobiliare Italiano SpA...................................     3,989,709
                                                                                                    ------------
                                OIL & GAS PRODUCTS
                       680,000  Ente Nazionale Idrocarburi SpA....................................     3,856,493
                                                                                                    ------------
                                TELECOMMUNICATIONS
                       638,000  Sirti SpA.........................................................     3,859,998
                       915,000  Telecom Italia SpA................................................     4,035,509
                                                                                                    ------------
                                                                                                       7,895,507
                                                                                                    ------------
                                TEXTILES - APPAREL
                       243,000  Benetton Group SpA................................................     3,977,750
                                                                                                    ------------

                                TOTAL ITALY.......................................................    19,719,459
                                                                                                    ------------
                                JAPAN (23.5%)
                                AUTOMOTIVE
                       158,000  Honda Motor Co....................................................     5,799,387
                       206,000  Toyota Motor Corp.................................................     5,903,755
                                                                                                    ------------
                                                                                                      11,703,142
                                                                                                    ------------

          NUMBER OF
            SHARES                                                                                     VALUE
----------------------------------------------------------------------------------------------------------------
                                BREWERS
                       767,000  Kirin Brewery Co., Ltd............................................  $  5,583,525
                                                                                                    ------------
                                BUILDING & CONSTRUCTION
                       870,000  Sekisui House Ltd.................................................     5,593,333
                                                                                                    ------------
                                COMPUTER SERVICES
                       583,000  NCR Japan Limited.................................................     1,764,636
                                                                                                    ------------
                                ELECTRONICS & ELECTRICAL
                       790,000  Hitachi, Ltd......................................................     5,629,885
                       129,000  Kyocera Corp......................................................     5,851,954
                       412,000  Matsushita Electric Industrial Co., Ltd...........................     6,030,038
                       705,000  Matsushita Electric Works.........................................     6,104,598
                     2,400,000  Mitsubishi Electric Corp..........................................     6,142,529
                       548,000  NEC Corp..........................................................     5,836,935
                       880,000  Sharp Corp........................................................     6,055,479
                        66,000  Sony Corp.........................................................     5,866,667
                        78,000  TDK Corp..........................................................     5,881,379
                                                                                                    ------------
                                                                                                      53,399,464
                                                                                                    ------------
                                ENTERTAINMENT & LEISURE TIME
                        60,000  Nintendo Co., Ltd.................................................     5,885,057
                                                                                                    ------------
                                MACHINERY - DIVERSIFIED
                     1,410,000  Mitsubishi Heavy Industries, Ltd..................................     5,877,701
                                                                                                    ------------
                                PHARMACEUTICALS
                       230,000  Taisho Pharmaceutical Co., Ltd....................................     5,868,966
                       203,000  Takeda Chemical Industries........................................     5,786,667
                                                                                                    ------------
                                                                                                      11,655,633
                                                                                                    ------------
                                TOBACCO
                           805  Japan Tobacco, Inc................................................     5,712,107
                                                                                                    ------------
                                TRANSPORTATION
                       438,000  Yamato Transport Co., Ltd.........................................     5,873,563
                                                                                                    ------------

                                TOTAL JAPAN.......................................................   113,048,161
                                                                                                    ------------
                                MALAYSIA (0.7%)
                                BANKING
                     1,351,000  AMMB Holdings Berhad..............................................       887,900
                                                                                                    ------------
                                BUILDING & CONSTRUCTION
                     1,185,000  United Engineers (Malaysia) Berhad................................       989,536
                                                                                                    ------------
                                CONGLOMERATES
                     1,595,000  Sime Darby Berhad.................................................     1,537,448
                                                                                                    ------------

                                TOTAL MALAYSIA....................................................     3,414,884
                                                                                                    ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER VARIABLE INVESTMENT SERIES - GLOBAL DIVIDEND GROWTH
PORTFOLIO OF INVESTMENTS DECEMBER 31, 1997, CONTINUED

          NUMBER OF
            SHARES                                                                                     VALUE
----------------------------------------------------------------------------------------------------------------
                                NETHERLANDS (3.0%)
                                APPLIANCES & HOUSEHOLD DURABLES
                        29,000  Philips Electronics NV............................................  $  1,740,573
                                                                                                    ------------
                                BANKING
                        92,800  ABN-AMRO Holding NV...............................................     1,809,279
                                                                                                    ------------
                                CHEMICALS
                        19,500  DSM NV............................................................     1,782,527
                                                                                                    ------------
                                INSURANCE
                        41,950  Fortis Amev NV....................................................     1,830,395
                                                                                                    ------------
                                OIL INTEGRATED - INTERNATIONAL
                        33,400  Royal Dutch Petroleum Co..........................................     1,834,857
                                                                                                    ------------
                                STEEL & IRON
                        40,000  Koninklijke Hoogovens NV..........................................     1,640,671
                                                                                                    ------------
                                TELECOMMUNICATIONS
                        45,700  Koninklijke PTT Nederland NV......................................     1,908,302
                                                                                                    ------------
                                TRANSPORTATION
                        50,000  KLM Royal Dutch Air Lines NV......................................     1,850,938
                                                                                                    ------------

                                TOTAL NETHERLANDS.................................................    14,397,542
                                                                                                    ------------
                                SPAIN (1.5%)
                                BANKING
                        35,000  Banco Popular Espanol S.A.........................................     2,445,866
                                                                                                    ------------
                                ELECTRIC
                       130,000  Endesa S.A........................................................     2,307,415
                                                                                                    ------------
                                OIL RELATED
                        58,000  Repsol S.A........................................................     2,473,753
                                                                                                    ------------
                                TOTAL SPAIN.......................................................     7,227,034
                                                                                                    ------------
                                SWEDEN (1.5%)
                                AUTOMOBILES
                        89,000  Volvo AB (B Shares)...............................................     2,390,060
                                                                                                    ------------
                                BANKING
                       434,000  Nordbanken Holding AB*............................................     2,456,831
                                                                                                    ------------
                                MACHINERY - DIVERSIFIED
                        78,600  Sandvik AB (B Shares).............................................     2,249,508
                                                                                                    ------------
                                TOTAL SWEDEN......................................................     7,096,399
                                                                                                    ------------
                                SWITZERLAND (2.1%)
                                BANKING
                        10,500  Swiss Bank Corp...................................................     3,261,718
                                                                                                    ------------

          NUMBER OF
            SHARES                                                                                     VALUE
----------------------------------------------------------------------------------------------------------------
                                FOODS & BEVERAGES
                         2,220  Nestle S.A........................................................  $  3,325,063
                                                                                                    ------------
                                PHARMACEUTICALS
                         2,060  Novartis AG - Bearer..............................................     3,347,588
                                                                                                    ------------

                                TOTAL SWITZERLAND.................................................     9,934,369
                                                                                                    ------------
                                UNITED KINGDOM (9.9%)
                                BANKING
                       185,000  National Westminster Bank PLC.....................................     3,085,385
                       250,000  Royal Bank of Scotland Group PLC..................................     3,184,760
                                                                                                    ------------
                                                                                                       6,270,145
                                                                                                    ------------
                                BREWERS
                       199,000  Bass PLC..........................................................     3,097,507
                                                                                                    ------------
                                ENERGY
                       135,000  Energy Group PLC..................................................     1,495,066
                                                                                                    ------------
                                FOODS & BEVERAGES
                     1,200,000  Hillsdown Holdings PLC............................................     2,926,848
                                                                                                    ------------
                                LEISURE
                       521,000  Rank Group PLC....................................................     2,910,681
                                                                                                    ------------
                                MULTI-INDUSTRY
                       300,000  Hanson PLC........................................................     1,342,914
                                                                                                    ------------
                                NATURAL GAS
                       617,941  BG PLC............................................................     2,790,325
                                                                                                    ------------
                                RETAIL - MERCHANDISING
                       358,000  Tesco PLC.........................................................     2,920,421
                                                                                                    ------------
                                STEEL & IRON
                     1,300,000  British Steel PLC.................................................     2,795,832
                                                                                                    ------------
                                TELECOMMUNICATIONS
                       377,000  British Telecommunications PLC....................................     2,972,901
                                                                                                    ------------
                                TOBACCO
                       320,000  B.A.T. Industries PLC.............................................     2,921,574
                                                                                                    ------------
                                UTILITIES - ELECTRIC
                       596,000  National Grid Group PLC...........................................     2,838,581
                       320,000  National Power PLC................................................     3,164,160
                       385,000  Scottish Hydro-Electric PLC.......................................     3,185,090
                                                                                                    ------------
                                                                                                       9,187,831
                                                                                                    ------------
                                UTILITIES - WATER
                       193,000  Hyder PLC.........................................................     3,078,859
                       121,500  Hyder PLC (Pref.).................................................       238,777

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER VARIABLE INVESTMENT SERIES - GLOBAL DIVIDEND GROWTH
PORTFOLIO OF INVESTMENTS DECEMBER 31, 1997, CONTINUED

          NUMBER OF
            SHARES                                                                                     VALUE
----------------------------------------------------------------------------------------------------------------
                       186,000  Severn Trent PLC..................................................  $  2,997,844
                                                                                                    ------------
                                                                                                       6,315,480
                                                                                                    ------------

                                TOTAL UNITED KINGDOM..............................................    47,947,525
                                                                                                    ------------

                                UNITED STATES (30.1%)
                                AEROSPACE & DEFENSE
                        61,500  Northrop Grumman Corp.............................................     7,072,500
                                                                                                    ------------
                                AUTOMOTIVE
                       142,500  Ford Motor Co.....................................................     6,937,969
                                                                                                    ------------
                                BANKS
                        94,500  BankAmerica Corp..................................................     6,898,500
                        95,500  KeyCorp...........................................................     6,762,594
                                                                                                    ------------
                                                                                                      13,661,094
                                                                                                    ------------
                                CHEMICALS
                        69,000  Dow Chemical Co...................................................     7,003,500
                                                                                                    ------------
                                COMPUTERS - SYSTEMS
                        66,000  International Business Machines Corp..............................     6,901,125
                                                                                                    ------------
                                CONGLOMERATES
                        80,500  Minnesota Mining & Manufacturing Co...............................     6,606,031
                       177,000  Tenneco, Inc......................................................     6,991,500
                                                                                                    ------------
                                                                                                      13,597,531
                                                                                                    ------------
                                CONTAINERS - METAL & GLASS
                       136,000  Crown Cork & Seal Co., Inc........................................     6,817,000
                                                                                                    ------------
                                ENGINEERING & CONSTRUCTION
                       183,000  Fluor Corp........................................................     6,839,625
                                                                                                    ------------
                                MACHINERY - DIVERSIFIED
                       121,800  Deere & Co........................................................     7,102,462
                                                                                                    ------------
                                METALS & MINING
                       108,000  Phelps Dodge Corp.................................................     6,723,000
                                                                                                    ------------
                                OIL - DOMESTIC
                       132,500  Ashland, Inc......................................................     7,113,594
                                                                                                    ------------
                                OIL INTEGRATED - INTERNATIONAL
                        89,200  Chevron Corp......................................................     6,868,400
                                                                                                    ------------
                                PAPER & FOREST PRODUCTS
                       158,600  International Paper Co............................................     6,839,625
                                                                                                    ------------
                                PHARMACEUTICALS
                        73,000  Bristol-Myers Squibb Co...........................................     6,907,625
                                                                                                    ------------
                                RETAIL
                       101,500  Dayton-Hudson Corp................................................     6,851,250
                                                                                                    ------------

          NUMBER OF
            SHARES                                                                                     VALUE
----------------------------------------------------------------------------------------------------------------
                                TELECOMMUNICATIONS
                       118,500  Sprint Corp.......................................................  $  6,947,062
                                                                                                    ------------
                                TIRE & RUBBER GOODS
                       107,500  Goodyear Tire & Rubber Co.........................................     6,839,688
                                                                                                    ------------
                                TOBACCO
                       152,200  Philip Morris Companies, Inc......................................     6,896,563
                                                                                                    ------------
                                UTILITIES - ELECTRIC
                       164,400  GPU, Inc..........................................................     6,925,350
                                                                                                    ------------

                                TOTAL UNITED STATES...............................................   144,844,963
                                                                                                    ------------

TOTAL COMMON AND PREFERRED STOCKS
(IDENTIFIED COST $450,139,081) (a)........................................................   99.4 %   478,597,892

CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES............................................    0.6       3,015,568
                                                                                            ------  -------------

NET ASSETS................................................................................  100.0 % $ 481,613,460
                                                                                            ------  -------------
                                                                                            ------  -------------

---------------------

 *   Non-income producing security.
(a) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $72,556,822 and the aggregate gross unrealized depreciation is $44,098,011, resulting in net unrealized appreciation of $28,458,811.

FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT DECEMBER 31, 1997:

                                           UNREALIZED
CONTRACTS TO        IN         DELIVERY   APPRECIATION
  RECEIVE      EXCHANGE FOR      DATE    (DEPRECIATION)
-------------------------------------------------------
$   137,568     DEM   247,484  01/02/98        (76)
$   121,537     DEM   218,596  01/06/98        (40)
$   137,442   L        83,712  01/07/98       (516)
$   787,598   Y   102,860,263  01/07/98       (603)
$   151,368   ITL 267,965,308  01/08/98       (149)
$   128,343    FRF    771,317  01/30/98        281
                                           -------
              Net unrealized
              depreciation.............     ($1,103)
                                           -------
                                           -------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER VARIABLE INVESTMENT SERIES - GLOBAL DIVIDEND GROWTH
SUMMARY OF INVESTMENTS DECEMBER 31, 1997

                                                                            PERCENT OF
INDUSTRY                                                         VALUE      NET ASSETS
--------------------------------------------------------------------------------------
Aerospace & Defense.........................................  $  7,072,500      1.5%
Appliances & Household Durables.............................     1,740,573      0.4
Automobiles.................................................     2,390,060      0.5
Automotive..................................................    18,641,111      3.9
Banking.....................................................    28,047,465      5.8
Banks.......................................................    13,661,094      2.8
Banks - Commercial..........................................     3,079,018      0.6
Brewers.....................................................     8,681,032      1.8
Building & Construction.....................................    13,799,515      2.9
Chemicals...................................................    13,663,780      2.8
Computer Services...........................................     1,764,636      0.4
Computers - Systems.........................................     6,901,125      1.4
Conglomerates...............................................    19,167,029      4.0
Containers - Metal & Glass..................................     6,817,000      1.4
Electric....................................................     2,307,415      0.5
Electrical Equipment........................................     2,310,067      0.5
Electronics & Electrical....................................    53,399,464     11.1
Energy......................................................     1,495,066      0.3
Engineering & Construction..................................     6,839,625      1.4
Entertainment & Leisure Time................................     5,885,057      1.2
Financial Services..........................................     9,710,861      2.0
Foods & Beverages...........................................     9,064,131      1.9
Gold........................................................     2,074,184      0.4
Health & Personal Care......................................     2,114,016      0.4
Insurance...................................................     1,830,395      0.4
Leisure.....................................................     2,910,681      0.6
Machinery - Diversified.....................................    17,547,802      3.7
Metals & Mining.............................................     6,723,000      1.4
Miscellaneous Materials & Commodities.......................     2,910,095      0.6

                                                                            PERCENT OF
INDUSTRY                                                         VALUE      NET ASSETS
--------------------------------------------------------------------------------------
Multi-Industry..............................................  $ 12,147,996      2.5%
Natural Gas.................................................     9,230,610      1.9
Oil & Gas Products..........................................     3,856,493      0.8
Oil - Domestic..............................................     7,113,594      1.5
Oil Integrated - International..............................    14,529,672      3.0
Oil Related.................................................     7,501,023      1.6
Paper & Forest Products.....................................     8,683,793      1.8
Pharmaceuticals.............................................    21,910,846      4.6
Real Estate.................................................     7,864,353      1.6
Retail......................................................     6,851,250      1.4
Retail - Department Stores..................................     2,424,978      0.5
Retail - Merchandising......................................     2,920,421      0.6
Steel & Iron................................................     6,620,596      1.4
Telecommunications..........................................    26,704,580      5.5
Television..................................................     2,961,149      0.6
Textiles - Apparel..........................................     5,448,829      1.1
Tire & Rubber Goods.........................................     6,839,688      1.4
Tobacco.....................................................    15,530,244      3.2
Transportation..............................................     7,724,501      1.6
Utilities - Electric........................................    22,869,999      4.8
Utilities - Water...........................................     6,315,480      1.4
                                                              ------------    -----
                                                              $478,597,892     99.4%
                                                              ------------    -----
                                                              ------------    -----

                                                                            PERCENT OF
TYPE OF INVESTMENT                                               VALUE      NET ASSETS
--------------------------------------------------------------------------------------
Common Stocks...............................................  $476,888,036     99.0%
Preferred Stocks............................................     1,709,856      0.4
                                                              ------------    -----
                                                              $478,597,892     99.4%
                                                              ------------    -----
                                                              ------------    -----

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER VARIABLE INVESTMENT SERIES - EUROPEAN GROWTH
PORTFOLIO OF INVESTMENTS DECEMBER 31, 1997

NUMBER OF
  SHARES                                                                                               VALUE
----------------------------------------------------------------------------------------------------------------
            COMMON AND PREFERRED STOCKS (97.8%)
            DENMARK (2.7%)
            AIR TRANSPORT
    33,093  Kobenhavns Lufthavne AS...............................................................  $  3,986,293
                                                                                                    ------------
            PHARMACEUTICALS
    44,800  Novo-Nordisk AS (Series B)............................................................     6,410,373
                                                                                                    ------------

            TOTAL DENMARK.........................................................................    10,396,666
                                                                                                    ------------

            FINLAND (2.1%)
            INSURANCE
    51,602  Pohjola Insurance Co. "B".............................................................     1,914,274
                                                                                                    ------------
            PAPER PRODUCTS
   182,000  UPM-Kymmene Oy........................................................................     3,643,209
                                                                                                    ------------
            TELECOMMUNICATION EQUIPMENT
    38,200  Nokia Oyj (A Shares)..................................................................     2,714,941
                                                                                                    ------------
            TOTAL FINLAND.........................................................................     8,272,424
                                                                                                    ------------

            FRANCE (14.8%)
            BANKING
    72,467  Banque Nationale de Paris.............................................................     3,848,945
                                                                                                    ------------
            BANKS - COMMERCIAL
    59,560  Credit Commercial de France...........................................................     4,079,114
                                                                                                    ------------
            ELECTRICAL EQUIPMENT
    48,050  Alcatel Alsthom.......................................................................     6,102,980
                                                                                                    ------------
            ELECTRONICS - SEMICONDUCTORS
    62,300  SGS-Thomson Microelectronics N.V.*....................................................     3,853,022
                                                                                                    ------------
            HOTELS/MOTELS
    41,330  Accor S.A.............................................................................     7,678,610
                                                                                                    ------------
            HOUSEHOLD PRODUCTS
    50,940  Societe BIC S.A.......................................................................     3,715,415
                                                                                                    ------------
            INSURANCE
    99,400  AXA-UAP...............................................................................     7,685,635
                                                                                                    ------------
            OIL RELATED
    42,700  Elf Aquitaine S.A.....................................................................     4,962,643
    42,000  Total S.A. (B Shares).................................................................     4,567,491
                                                                                                    ------------
                                                                                                       9,530,134
                                                                                                    ------------
            PHARMACEUTICALS
    45,850  Sanofi S.A............................................................................     5,100,365
                                                                                                    ------------
            TELEVISION
    28,380  Canal Plus............................................................................     5,272,658
                                                                                                    ------------

NUMBER OF
  SHARES                                                                                               VALUE
----------------------------------------------------------------------------------------------------------------
            TIRE & RUBBER GOODS
    20,430  Michelin (C.G.D.E.) (Class B).........................................................  $  1,027,775
                                                                                                    ------------

            TOTAL FRANCE..........................................................................    57,894,653
                                                                                                    ------------

            GERMANY (6.5%)
            APPAREL MANUFACTURER
     1,490  Hugo Boss AG (Pref.)..................................................................     1,906,007
                                                                                                    ------------
            AUTOMOTIVE
     4,989  Bayerische Motoren Werke (BMW) AG.....................................................     3,732,038
                                                                                                    ------------
            CHEMICALS
   117,000  Hoechst AG............................................................................     4,099,555
                                                                                                    ------------
            HEALTH & PERSONAL CARE
        81  Rhoen-Klinikum AG.....................................................................         7,929
       103  Rhoen-Klinikum AG (Pref.).............................................................        10,025
                                                                                                    ------------
                                                                                                          17,954
                                                                                                    ------------
            STEEL & IRON
    33,490  SGL Carbon AG.........................................................................     4,321,290
    20,500  Thyssen AG............................................................................     4,389,600
                                                                                                    ------------
                                                                                                       8,710,890
                                                                                                    ------------
            UTILITIES
   101,050  VEBA AG...............................................................................     6,884,663
                                                                                                    ------------

            TOTAL GERMANY.........................................................................    25,351,107
                                                                                                    ------------

            ITALY (3.5%)
            HOUSEHOLD FURNISHINGS & APPLIANCES
   116,400  Industrie Natuzzi SpA (ADR)...........................................................     2,400,750
                                                                                                    ------------
            TELECOMMUNICATIONS
   765,850  Telecom Italia Mobile SpA.............................................................     3,535,758
 1,203,500  Telecom Italia SpA....................................................................     7,689,661
                                                                                                    ------------
                                                                                                      11,225,419
                                                                                                    ------------

            TOTAL ITALY...........................................................................    13,626,169
                                                                                                    ------------

            NETHERLANDS (13.2%)
            CHEMICALS
    30,560  Akzo Nobel NV.........................................................................     5,273,335
                                                                                                    ------------
            ELECTRICAL EQUIPMENT
   109,400  Philips Electronics NV................................................................     6,566,160
                                                                                                    ------------
            ELECTRONICS - SEMICONDUCTORS
    37,175  ASM Lithography Holding NV*...........................................................     2,440,412
                                                                                                    ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER VARIABLE INVESTMENT SERIES - EUROPEAN GROWTH
PORTFOLIO OF INVESTMENTS DECEMBER 31, 1997, CONTINUED

NUMBER OF
  SHARES                                                                                               VALUE
----------------------------------------------------------------------------------------------------------------
            INSURANCE
    64,202  Aegon NV..............................................................................  $  5,719,872
   152,079  ING Groep NV..........................................................................     6,410,438
                                                                                                    ------------
                                                                                                      12,130,310
                                                                                                    ------------
            PUBLISHING
   272,000  Ver Ned Uitgev Ver Bezit NV...........................................................     7,679,368
    50,293  Wolters Kluwer NV.....................................................................     6,501,351
                                                                                                    ------------
                                                                                                      14,180,719
                                                                                                    ------------
            RECORD & TAPE DISTRIBUTION
    95,500  PolyGram NV...........................................................................     4,572,310
                                                                                                    ------------
            RETAIL
   188,137  Koninklijke Ahold NV..................................................................     4,912,363
                                                                                                    ------------
            STEEL & IRON
    37,250  Koninklijke Hoogovens NV..............................................................     1,527,875
                                                                                                    ------------

            TOTAL NETHERLANDS.....................................................................    51,603,484
                                                                                                    ------------
            SPAIN (4.4%)
            BANKS
   192,283  Banco Bilbao Vizcaya S.A..............................................................     6,220,179
    96,252  Banco Popular Espanol S.A.............................................................     6,726,272
                                                                                                    ------------
                                                                                                      12,946,451
                                                                                                    ------------
            TELECOMMUNICATIONS
   151,370  Telefonica de Espana..................................................................     4,320,600
                                                                                                    ------------

            TOTAL SPAIN...........................................................................    17,267,051
                                                                                                    ------------

            SWEDEN (9.5%)
            AUTOMOBILES
   208,750  Volvo AB (B Shares)...................................................................     5,605,899
                                                                                                    ------------
            BANKS - COMMERCIAL
   200,000  Nordbanken Holding AB*................................................................     1,132,180
                                                                                                    ------------
            BUSINESS SERVICES
   110,000  Assa Abloy AB (Series B)..............................................................     2,912,401
   169,000  Securitas AB (Series "B" Free)........................................................     5,113,723
                                                                                                    ------------
                                                                                                       8,026,124
                                                                                                    ------------
            INSURANCE
   157,181  Skandia Forsakrings AB................................................................     7,421,489
                                                                                                    ------------
            PHARMACEUTICALS
   202,667  Astra AB (B Shares)...................................................................     3,411,171
   105,600  Astra AB (Series "A" Free)............................................................     1,830,652
                                                                                                    ------------
                                                                                                       5,241,823
                                                                                                    ------------

NUMBER OF
  SHARES                                                                                               VALUE
----------------------------------------------------------------------------------------------------------------
            RETAIL
    62,080  Hennes & Mauritz AB (B Shares)........................................................  $  2,739,422
                                                                                                    ------------
            TELECOMMUNICATION EQUIPMENT
   182,270  Ericsson (L.M.) Telephone Co. AB (Series "B" Free)....................................     6,859,599
                                                                                                    ------------

            TOTAL SWEDEN..........................................................................    37,026,536
                                                                                                    ------------

            SWITZERLAND (7.4%)
            BANKING
     2,350  UBS - Bearer..........................................................................     3,395,963
                                                                                                    ------------
            FOOD, BEVERAGE, TOBACCO & HOUSEHOLD PRODUCTS
     3,790  Nestle S.A............................................................................     5,676,572
                                                                                                    ------------
            PHARMACEUTICALS
     4,850  Novartis AG...........................................................................     7,864,865
     1,000  Novartis AG - Bearer..................................................................     1,625,043
       847  Roche Holdings AG.....................................................................     8,406,250
                                                                                                    ------------
                                                                                                      17,896,158
                                                                                                    ------------
            TRANSPORTATION
     1,500  Sairgroup*............................................................................     2,052,686
                                                                                                    ------------

            TOTAL SWITZERLAND.....................................................................    29,021,379
                                                                                                    ------------

            UNITED KINGDOM (33.7%)
            AEROSPACE & DEFENSE
   133,333  British Aerospace PLC.................................................................     3,812,364
   810,000  Rolls-Royce PLC*......................................................................     3,136,968
   104,000  Smiths Industries PLC.................................................................     1,453,404
                                                                                                    ------------
                                                                                                       8,402,736
                                                                                                    ------------
            AIR TRANSPORT
   235,500  British Airways PLC...................................................................     2,173,382
                                                                                                    ------------
            AUTOMOTIVE
   461,838  BBA Group PLC.........................................................................     3,090,103
                                                                                                    ------------
            BANKING
   339,000  Abbey National PLC....................................................................     6,095,111
   159,000  Barclays Bank PLC.....................................................................     4,239,678
   290,000  Lloyds TSB Group PLC..................................................................     3,761,230
                                                                                                    ------------
                                                                                                      14,096,019
                                                                                                    ------------
            BREWERS
   145,000  Scottish & Newcastle Breweries PLC....................................................     1,781,447
   171,958  Vaux Group PLC........................................................................       745,307
                                                                                                    ------------
                                                                                                       2,526,754
                                                                                                    ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER VARIABLE INVESTMENT SERIES - EUROPEAN GROWTH
PORTFOLIO OF INVESTMENTS DECEMBER 31, 1997, CONTINUED

NUMBER OF
  SHARES                                                                                               VALUE
----------------------------------------------------------------------------------------------------------------
            BROADCAST MEDIA
   160,000  Flextech PLC*.........................................................................  $  1,376,410
                                                                                                    ------------
            BUILDING & CONSTRUCTION
   313,000  Blue Circle Industries PLC............................................................     1,761,539
                                                                                                    ------------
            BUSINESS SERVICES
   196,000  Reuters Holdings PLC..................................................................     2,148,003
                                                                                                    ------------
            CHEMICALS
   306,000  Albright & Wilson PLC.................................................................       731,218
                                                                                                    ------------
            COMPUTER SOFTWARE & SERVICES
   200,000  Sage Group (The) PLC..................................................................     2,745,568
   153,454  SEMA Group PLC........................................................................     3,742,804
                                                                                                    ------------
                                                                                                       6,488,372
                                                                                                    ------------
            CONGLOMERATES
   749,000  BTR PLC...............................................................................     2,271,208
   415,000  Tomkins PLC...........................................................................     1,990,207
                                                                                                    ------------
                                                                                                       4,261,415
                                                                                                    ------------
            ELECTRICAL EQUIPMENT
   306,363  BICC Group (The) PLC..................................................................       878,502
   210,000  General Electric Co. PLC..............................................................     1,365,286
                                                                                                    ------------
                                                                                                       2,243,788
                                                                                                    ------------
            FINANCIAL SERVICES
    20,694  HSBC Holdings PLC.....................................................................       532,018
   143,000  Northern Rock PLC*....................................................................     1,406,914
                                                                                                    ------------
                                                                                                       1,938,932
                                                                                                    ------------
            FOOD PROCESSING
   262,000  Associated British Foods PLC..........................................................     2,288,413
                                                                                                    ------------
            FOOD, BEVERAGE, TOBACCO & HOUSEHOLD PRODUCTS
   423,000  Guinness PLC..........................................................................     3,900,297
   177,500  Tate & Lyle PLC.......................................................................     1,465,525
                                                                                                    ------------
                                                                                                       5,365,822
                                                                                                    ------------
            HEALTH & PERSONAL CARE
   880,000  London International Group PLC........................................................     2,320,384
                                                                                                    ------------
            INSURANCE
    55,000  Britannic Assurance PLC...............................................................       992,508
    74,342  Commercial Union PLC..................................................................     1,040,157
   334,200  Prudential Corp. PLC..................................................................     4,042,590
   327,271  Royal & Sun Alliance Insurance Group PLC..............................................     3,306,170
                                                                                                    ------------
                                                                                                       9,381,425
                                                                                                    ------------

NUMBER OF
  SHARES                                                                                               VALUE
----------------------------------------------------------------------------------------------------------------
            LEISURE
   169,000  Granada Group PLC.....................................................................  $  2,590,162
   300,654  Ladbroke Group PLC....................................................................     1,308,061
   508,000  Rank Group PLC........................................................................     2,838,054
                                                                                                    ------------
                                                                                                       6,736,277
                                                                                                    ------------
            MISCELLANEOUS
   274,000  Vendome Luxury Group PLC (Units) ++...................................................     2,167,450
                                                                                                    ------------
            NATURAL GAS
   347,541  BG PLC*...............................................................................     1,569,328
                                                                                                    ------------
            OIL RELATED
   794,000  Lasmo PLC.............................................................................     3,611,493
 1,244,000  Shell Transport & Trading Co. PLC.....................................................     9,020,493
                                                                                                    ------------
                                                                                                      12,631,986
                                                                                                    ------------
            PHARMACEUTICALS
   115,993  British Biotech PLC*..................................................................       202,626
   319,100  Glaxo Wellcome PLC....................................................................     7,572,626
   340,344  SmithKline Beecham PLC................................................................     3,494,325
                                                                                                    ------------
                                                                                                      11,269,577
                                                                                                    ------------
            PUBLISHING - NEWSPAPER
   198,000  United News & Media PLC...............................................................     2,261,287
                                                                                                    ------------
            REAL ESTATE
   203,200  Hammerson PLC.........................................................................     1,573,069
                                                                                                    ------------
            RETAIL
   145,200  Great Universal Stores PLC............................................................     1,835,351
   247,000  Morrison (W.M.) Supermarkets PLC......................................................       936,229
   214,000  Next PLC..............................................................................     2,440,490
                                                                                                    ------------
                                                                                                       5,212,070
                                                                                                    ------------
            RETAIL - DEPARTMENT STORES
   201,000  Kingfisher PLC........................................................................     2,808,983
                                                                                                    ------------
            RETAIL - MERCHANDISING
   177,820  Tesco PLC.............................................................................     1,450,584
                                                                                                    ------------
            TELECOMMUNICATIONS
   829,000  British Telecommunications PLC........................................................     6,537,229
   474,000  General Cable PLC*....................................................................       648,356
   550,635  Securicor PLC.........................................................................     2,590,760
   180,000  Vodafone Group PLC....................................................................     1,302,250
                                                                                                    ------------
                                                                                                      11,078,595
                                                                                                    ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER VARIABLE INVESTMENT SERIES - EUROPEAN GROWTH
PORTFOLIO OF INVESTMENTS DECEMBER 31, 1997, CONTINUED

NUMBER OF
  SHARES                                                                                               VALUE
----------------------------------------------------------------------------------------------------------------
            UTILITIES - ELECTRIC
   281,000  National Power PLC....................................................................  $  2,778,528
                                                                                                    ------------

            TOTAL UNITED KINGDOM..................................................................   132,132,449
                                                                                                    ------------

            TOTAL COMMON AND PREFERRED STOCKS
            (IDENTIFIED COST $293,301,027)........................................................   382,591,918
                                                                                                    ------------

PRINCIPAL
AMOUNT IN
THOUSANDS
----------
          SHORT-TERM INVESTMENT (a) (2.0%)
          U.S. GOVERNMENT AGENCY
$    7,900 Federal Home Loan Bank 5.75% due 01/02/98
            (AMORTIZED COST $7,898,738)...........................................................     7,898,738
                                                                                                    ------------

TOTAL INVESTMENTS
(IDENTIFIED COST $301,199,765) (b).......................................................   99.8 %   390,490,656

CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES...........................................    0.2         950,597
                                                                                           ------  -------------

NET ASSETS...............................................................................  100.0 % $ 391,441,253
                                                                                           ------  -------------
                                                                                           ------  -------------

---------------------

ADR  American Depository Receipt
 *   Non-income producing security.
++ Consists of more than one class of securities traded together as a unit; stock with attached warrants.
(a) Security was purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(b) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $98,246,618 and the aggregate gross unrealized depreciation is $8,955,727, resulting in net unrealized appreciation of $89,290,891.

FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT DECEMBER 31, 1997:

CONTRACTS TO       IN       DELIVERY   UNREALIZED
  RECEIVE     EXCHANGE FOR    DATE    DEPRECIATION
--------------------------------------------------
 L   91,143   $   152,811   01/02/98  $  (2,607)
                                      ------------
                                      ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER VARIABLE INVESTMENT SERIES - EUROPEAN GROWTH
SUMMARY OF INVESTMENTS DECEMBER 31, 1997

                                                                  PERCENT OF
INDUSTRY                                               VALUE      NET ASSETS
-----------------------------------------------------------------------------
Aerospace & Defense...............................  $  8,402,736       2.1%
Air Transport.....................................     6,159,675       1.6
Apparel Manufacturer..............................     1,906,007       0.5
Automobiles.......................................     5,605,899       1.4
Automotive........................................     6,822,141       1.7
Banking...........................................    21,340,927       5.5
Banks.............................................    12,946,451       3.3
Banks - Commercial................................     5,211,294       1.3
Brewers...........................................     2,526,754       0.6
Broadcast Media...................................     1,376,410       0.4
Building & Construction...........................     1,761,539       0.5
Business Services.................................    10,174,127       2.6
Chemicals.........................................    10,104,108       2.6
Computer Software & Services......................     6,488,372       1.7
Conglomerates.....................................     4,261,415       1.1
Electrical Equipment..............................    14,912,928       3.8
Electronics - Semiconductors......................     6,293,434       1.6
Financial Services................................     1,938,932       0.5
Food Processing...................................     2,288,413       0.6
Food, Beverage, Tobacco & Household Products......    11,042,394       2.9
Health & Personal Care............................     2,338,338       0.6
Hotels/Motels.....................................     7,678,610       2.0
Household Furnishings & Appliances................     2,400,750       0.6
Household Products................................     3,715,415       0.9
Insurance.........................................    38,533,133       9.8
Leisure...........................................     6,736,277       1.7
Miscellaneous.....................................     2,167,450       0.6
Natural Gas.......................................     1,569,328       0.4

                                                                  PERCENT OF
INDUSTRY                                               VALUE      NET ASSETS
-----------------------------------------------------------------------------
Oil Related.......................................  $ 22,162,120       5.7%
Paper Products....................................     3,643,209       0.9
Pharmaceuticals...................................    45,918,296      11.7
Publishing........................................    14,180,719       3.6
Publishing - Newspaper............................     2,261,287       0.6
Real Estate.......................................     1,573,069       0.4
Record & Tape Distribution........................     4,572,310       1.2
Retail............................................    12,863,855       3.3
Retail - Department Stores........................     2,808,983       0.7
Retail - Merchandising............................     1,450,584       0.4
Steel & Iron......................................    10,238,765       2.6
Telecommunication Equipment.......................     9,574,540       2.4
Telecommunications................................    26,624,614       6.8
Television........................................     5,272,658       1.3
Tire & Rubber Goods...............................     1,027,775       0.3
Transportation....................................     2,052,686       0.5
U.S. Government Agency............................     7,898,738       2.0
Utilities.........................................     6,884,663       1.8
Utilities - Electric..............................     2,778,528       0.7
                                                    ------------   -----
                                                    $390,490,656      99.8%
                                                    ------------   -----
                                                    ------------   -----

                                                                  PERCENT OF
TYPE OF INVESTMENT                                     VALUE      NET ASSETS
-----------------------------------------------------------------------------
Common Stocks.....................................  $380,675,886      97.3%
Preferred Stocks..................................     1,916,032       0.5
Short-Term Investments............................     7,898,738       2.0
                                                    ------------   -----
                                                    $390,490,656      99.8%
                                                    ------------   -----
                                                    ------------   -----

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER VARIABLE INVESTMENT SERIES - PACIFIC GROWTH
PORTFOLIO OF INVESTMENTS DECEMBER 31, 1997

SHARES/PRINCIPAL
     AMOUNT                                                                                             VALUE
----------------------------------------------------------------------------------------------------------------
                  COMMON STOCKS, WARRANTS, RIGHTS AND BONDS (92.3%)
                  AUSTRALIA (5.6%)
                  BANKING
        130,000   Westpac Banking Corp., Ltd.......................................................  $   830,090
                                                                                                     -----------
                  COMMERCIAL SERVICES
         13,000   Mayne Nickless Ltd...............................................................       68,582
                                                                                                     -----------
                  FOOD, BEVERAGE, TOBACCO, & HOUSEHOLD PRODUCTS
        268,000   Fosters Brewing Group Ltd........................................................      509,055
        440,000   Goodman Fielder Ltd..............................................................      698,377
                                                                                                     -----------
                                                                                                       1,207,432
                                                                                                     -----------
                  METALS & MINING
         60,000   Broken Hill Proprietary Co., Ltd.................................................      556,177
                                                                                                     -----------
                  MULTI-INDUSTRY
        240,000   Pacific Dunlop Ltd...............................................................      507,390
                                                                                                     -----------
                  OIL - EXPLORATION & PRODUCTION
         94,000   Oil Search Ltd...................................................................      169,622
                                                                                                     -----------
                  RETAIL STORES
        100,000   Coles Myer Ltd...................................................................      479,419
                                                                                                     -----------

                  TOTAL AUSTRALIA..................................................................    3,818,712
                                                                                                     -----------
                  BERMUDA (0.3%)
                  RETAIL - FOOD CHAINS
        200,000   Dairy Farm International Holdings Ltd............................................      216,000
                                                                                                     -----------

                  CHINA (0.5%)
                  AUTOMOTIVE
        200,000   Qingling Motors Co...............................................................       98,099
                                                                                                     -----------
                  UTILITIES - ELECTRIC
        800,000   Zhejiang Southeast Electric Power Co., Ltd. (B Shares)...........................      257,600
                                                                                                     -----------
                  TOTAL CHINA......................................................................      355,699
                                                                                                     -----------
                  HONG KONG (33.8%)
                  APPLIANCES & HOUSEHOLD DURABLES
        135,000   Guangdong Kelon Elec Holding (Class H)...........................................      138,532
                                                                                                     -----------

SHARES/PRINCIPAL
     AMOUNT                                                                                             VALUE
----------------------------------------------------------------------------------------------------------------
                  BANKING
        203,000   Dao Heng Bank Group Ltd..........................................................  $   507,022
         50,000   Guoco Group Ltd..................................................................      122,301
        127,500   Hang Seng Bank Ltd...............................................................    1,230,187
         28,000   HSBC Holdings PLC................................................................      690,305
                                                                                                     -----------
                                                                                                       2,549,815
                                                                                                     -----------
                  BUILDING & CONSTRUCTION
         80,000   New World Infrastructure Ltd.*...................................................      180,192
                                                                                                     -----------
                  CONGLOMERATES
         43,000   Citic Pacific, Ltd...............................................................      170,950
        494,000   Hutchison Whampoa, Ltd...........................................................    3,098,938
         54,000   Jardine Matheson Holdings Ltd....................................................      275,400
         99,000   Shanghai Industrial Holdings Ltd.................................................      368,025
        160,000   Swire Pacific Ltd. (Class A).....................................................      877,725
                                                                                                     -----------
                                                                                                       4,791,038
                                                                                                     -----------
                  ELECTRONIC & ELECTRICAL EQUIPMENT
        150,000   ASM Pacific Technology Ltd.......................................................       94,872
        450,000   Elec & Eltek International Holdings Ltd..........................................      111,523
         98,000   Johnson Electric Holdings, Ltd...................................................      282,085
                                                                                                     -----------
                                                                                                         488,480
                                                                                                     -----------
                  ENGINEERING & CONSTRUCTION
         90,000   Cheung Kong Infrastructure Holdings..............................................      254,411
        150,000   Road King Infrastructure Ltd.*...................................................      137,467
                                                                                                     -----------
                                                                                                         391,878
                                                                                                     -----------
                  LEISURE
        731,000   CDL Hotels International, Ltd....................................................      221,735
                                                                                                     -----------
                  LIFE INSURANCE
        100,000   National Mutual Asia Ltd.........................................................       99,389
                                                                                                     -----------
                  PUBLISHING
        400,000   South China Morning Post (Holdings) Ltd..........................................      281,388
                                                                                                     -----------
                  REAL ESTATE
        180,000   Amoy Properties, Ltd.............................................................      157,991
        403,000   Cheung Kong (Holdings) Ltd.......................................................    2,639,920

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER VARIABLE INVESTMENT SERIES - PACIFIC GROWTH
PORTFOLIO OF INVESTMENTS DECEMBER 31, 1997, CONTINUED

SHARES/PRINCIPAL
     AMOUNT                                                                                             VALUE
----------------------------------------------------------------------------------------------------------------
        115,000   China Resources Enterprise Ltd...................................................  $   256,799
        153,000   Great Eagle Holdings Ltd.........................................................      214,275
         20,000   Great Eagle Holdings (Warrants due 11/30/98).....................................        2,582
        220,000   Hong Kong Land Holdings Ltd......................................................      422,400
         75,000   Hysan Development Co., Ltd.......................................................      149,568
          6,250   Hysan Development Co. Ltd. (Warrants due 04/30/98)*..............................           40
        530,000   New World Development Co., Ltd...................................................    1,833,413
        331,000   Sun Hung Kai Properties Ltd......................................................    2,307,126
        228,000   Wharf (Holdings) Ltd.............................................................      500,303
                                                                                                     -----------
                                                                                                       8,484,417
                                                                                                     -----------
                  RETAIL - SPECIALTY APPAREL
             60   Dickson Concepts International Ltd. (New)........................................           88
                                                                                                     -----------
                  TELECOMMUNICATIONS
      1,233,000   Hong Kong Telecommunications Ltd.................................................    2,538,478
                                                                                                     -----------
                  TRANSPORTATION
        291,000   Cosco Pacific Ltd................................................................      236,637
                                                                                                     -----------
                  UTILITIES
        197,500   China Light & Power Co., Ltd.....................................................    1,096,188
        589,539   Hong Kong & China Gas Co., Ltd...................................................    1,141,441
        163,000   Hong Kong Electric Holdings Ltd..................................................      619,616
                                                                                                     -----------
                                                                                                       2,857,245
                                                                                                     -----------
                  TOTAL HONG KONG..................................................................   23,259,312
                                                                                                     -----------

                  INDIA (1.5%)
                  ALUMINUM
          9,000   Hindalco Industries Ltd. (GDR)*..................................................      173,250
                                                                                                     -----------
                  BANKING
         18,000   State Bank of India (GDR)*.......................................................      318,600
                                                                                                     -----------

SHARES/PRINCIPAL
     AMOUNT                                                                                             VALUE
----------------------------------------------------------------------------------------------------------------
                  TELEPHONES
         13,500   Mahanagar Telephone Nigam (GDR)*.................................................  $   205,200
                                                                                                     -----------
                  TEXTILES
         38,000   Reliance Industries Ltd. (GDR)...................................................      307,800
                                                                                                     -----------

                  TOTAL INDIA......................................................................    1,004,850
                                                                                                     -----------

                  INDONESIA (3.6%)
                  AUTO PARTS
      2,300,000   PT Gajah Tunggal.................................................................      223,611
                                                                                                     -----------
                  BANKING
        302,000   PT Bank Negara Indonesia.........................................................       29,361
                                                                                                     -----------
                  BUILDING MATERIALS
        100,464   PT Mulia Industrindo*............................................................       11,628
                                                                                                     -----------
                  CONSTRUCTION EQUIPMENT
         92,200   PT United Tractors...............................................................       11,098
                                                                                                     -----------
                  CONSTRUCTION PLANT & EQUIPMENT
      1,000,000   PT Citra Marga Nusaphala Persada.................................................      111,111
                                                                                                     -----------
                  FOREST PRODUCTS, PAPER & PACKING
        259,380   PT Indah Kiat Pulp & Paper Corp..................................................       46,832
                                                                                                     -----------
                  INVESTMENT COMPANIES
        500,000   Peregrine Indonesia Fund Ltd.**..................................................      477,550
                                                                                                     -----------
                  METALS
        290,000   PT Tambang Timah.................................................................      316,852
                                                                                                     -----------
                  OIL & GAS EXPLORATION
         19,400   Gulf Indonesia Resources Ltd.*...................................................      426,800
                                                                                                     -----------
                  PHARMACEUTICALS
        400,000   PT Kalbe Farma...................................................................       72,222
                                                                                                     -----------
                  PLANTATION
        450,000   PT London Sumatra Indonesia......................................................      260,417
                                                                                                     -----------
                  RETAIL - DEPARTMENT STORES
        200,000   PT Ramayana Lestari Sentosa*.....................................................      191,667
                                                                                                     -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER VARIABLE INVESTMENT SERIES - PACIFIC GROWTH
PORTFOLIO OF INVESTMENTS DECEMBER 31, 1997, CONTINUED

SHARES/PRINCIPAL
     AMOUNT                                                                                             VALUE
----------------------------------------------------------------------------------------------------------------
                  TELECOMMUNICATIONS
        520,000   PT Telekomunikasi Indonesia......................................................  $   281,667
                                                                                                     -----------
                  TOTAL INDONESIA..................................................................    2,460,816
                                                                                                     -----------
                  JAPAN (21.2%)
                  APPAREL
         17,000   Tokyo Style......................................................................      153,716
          4,000   World Co., Ltd...................................................................       88,889
                                                                                                     -----------
                                                                                                         242,605
                                                                                                     -----------
                  AUTO TRUCKS & PARTS
         20,000   NGK Spark Plug Co., Ltd..........................................................      113,410
          6,000   Yasunaga Corp....................................................................       38,161
                                                                                                     -----------
                                                                                                         151,571
                                                                                                     -----------
                  AUTOMOTIVE
          9,000   Honda Motor Co...................................................................      330,345
         10,000   Toyota Motor Corp................................................................      286,590
                                                                                                     -----------
                                                                                                         616,935
                                                                                                     -----------
                  BANKING
         33,000   Asahi Bank, Ltd..................................................................      134,023
         26,000   Bank of Tokyo-Mitsubishi Ltd.....................................................      358,621
         38,000   Mitsui Trust & Banking Co., Ltd..................................................       73,670
         20,000   Sanwa Bank, Ltd..................................................................      202,299
         20,000   Sumitomo Bank....................................................................      228,352
         17,000   Sumitomo Trust & Banking.........................................................       88,322
                                                                                                     -----------
                                                                                                       1,085,287
                                                                                                     -----------
                  BEVERAGES
          6,300   Itoen, Ltd.......................................................................      166,552
                                                                                                     -----------
                  BUILDING & CONSTRUCTION
         36,000   Kajima Corp......................................................................       90,759
          8,000   Kaneshita Construction...........................................................       36,169
                                                                                                     -----------
                                                                                                         126,928
                                                                                                     -----------
                  BUILDING MATERIALS
         11,000   Ibiden Co., Ltd..................................................................      133,180
         18,000   Sanwa Shutter....................................................................       90,483
                                                                                                     -----------
                                                                                                         223,663
                                                                                                     -----------
                  BUSINESS SERVICES
          3,000   Secom Co.........................................................................      191,724
                                                                                                     -----------
                  CHEMICALS
         80,000   Mitsubishi Chemical Corp.........................................................      114,636
         46,000   Nippon Zeon Co., Ltd.............................................................       95,172

SHARES/PRINCIPAL
     AMOUNT                                                                                             VALUE
----------------------------------------------------------------------------------------------------------------
          9,000   Shin-Etsu Chemical Co............................................................  $   171,724
         20,000   Sumitomo Bakelite Co., Ltd.......................................................      118,774
                                                                                                     -----------
                                                                                                         500,306
                                                                                                     -----------
                  COMMERCIAL SERVICES
          3,000   Nichii Gakkan Co.................................................................      103,448
                                                                                                     -----------
                  COMPUTER SOFTWARE & SERVICES
          6,000   Hitachi Software Engineering Co., Ltd............................................      174,253
          5,000   Meitec Corp......................................................................      140,613
              5   NTT Data Communications Systems Corp.............................................      269,349
                                                                                                     -----------
                                                                                                         584,215
                                                                                                     -----------
                  COMPUTERS
          3,000   Nidec Corp.......................................................................      126,437
                                                                                                     -----------
                  ELECTRIC
          7,500   Tokyo Electric Power Co..........................................................      136,782
                                                                                                     -----------
                  ELECTRONIC & ELECTRICAL EQUIPMENT
          2,800   Advantest Corp...................................................................      158,774
         11,000   Aiwa Co., Ltd....................................................................      277,318
          5,000   Canon, Inc.......................................................................      116,475
    Y     9,000 K Canon, Inc. 1.00% due 12/20/02 (Conv.)...........................................      137,931
         22,000   Fujitsu, Ltd.....................................................................      236,015
         16,000   Hitachi, Ltd.....................................................................      114,023
          6,000   Mitsui High-Tec..................................................................       97,471
          3,000   Murata Manufacturing Co., Ltd....................................................       75,402
          3,800   Sony Corp........................................................................      337,778
         14,000   Sumitomo Electric Industries.....................................................      190,958
          3,000   TDK Corp.........................................................................      226,207
                                                                                                     -----------
                                                                                                       1,968,352
                                                                                                     -----------
                  ELECTRONIC COMPONENTS
          7,000   Mitsumi Electric Co., Ltd........................................................       99,770
                                                                                                     -----------
                  ELECTRONICS
          2,000   Rohm Co., Ltd....................................................................      203,831
          4,000   Tokyo Electron Ltd...............................................................      128,123
                                                                                                     -----------
                                                                                                         331,954
                                                                                                     -----------
                  ELECTRONICS - SEMICONDUCTORS/COMPONENTS
          3,300   Shinko Electric Industries Co., Ltd..............................................      110,506
          3,000   Tokyo Seimitsu...................................................................       67,126

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER VARIABLE INVESTMENT SERIES - PACIFIC GROWTH
PORTFOLIO OF INVESTMENTS DECEMBER 31, 1997, CONTINUED

SHARES/PRINCIPAL
     AMOUNT                                                                                             VALUE
----------------------------------------------------------------------------------------------------------------
         10,000   Toshiba Ceramics Co., Ltd........................................................  $    40,230
                                                                                                     -----------
                                                                                                         217,862
                                                                                                     -----------
                  ENTERTAINMENT
          2,300   H.I.S. Company Ltd...............................................................       40,008
          2,000   Nintendo Co., Ltd................................................................      196,169
          4,000   Sony Music Entertainment Inc.....................................................      147,126
                                                                                                     -----------
                                                                                                         383,303
                                                                                                     -----------
                  FINANCIAL SERVICES
          1,900   Nichiei Co., Ltd. (Kyoto)........................................................      202,375
         13,000   Nomura Securities Co. Ltd........................................................      173,333
         10,700   Orix Corp........................................................................      746,130
                                                                                                     -----------
                                                                                                       1,121,838
                                                                                                     -----------
                  FOOD, BEVERAGE, TOBACCO, & HOUSEHOLD PRODUCTS
         14,000   Nippon Meat Packers, Inc.........................................................      190,958
                                                                                                     -----------
                  HAND TOOLS
          4,000   Disco Corp.......................................................................       86,130
                                                                                                     -----------
                  INDUSTRIALS
    Y     5,000 K Nippon Densan Corp. 1.00% 09/30/03 (Conv.).......................................       57,088
                                                                                                     -----------
                  INSURANCE
         25,000   Tokio Marine & Fire Insurance Co.................................................      283,525
                                                                                                     -----------
                  MACHINERY
         18,000   Daifuku Co., Ltd.................................................................       87,586
         10,000   Fuji Machine Manufacturing Co., Ltd..............................................      241,379
          1,300   Keyence Corp.....................................................................      192,261
          9,000   Minebea Co., Ltd.................................................................       96,552
    Y    19,000 K Minebea Co. Ltd. 0.80% due 03/31/03 (Conv.)......................................      236,736
         43,000   Mitsubishi Heavy Industries, Ltd.................................................      179,249
         23,000   OSG Corp.........................................................................      121,609
          1,400   Shima Seiki Manufacturing Ltd....................................................       52,460
                                                                                                     -----------
                                                                                                       1,207,832
                                                                                                     -----------
                  MANUFACTURING
         14,000   Dainippon Screen Manufacturing Co., Ltd..........................................       64,368
          5,000   Nichiha Corp.....................................................................       30,575
                                                                                                     -----------
                                                                                                          94,943
                                                                                                     -----------

SHARES/PRINCIPAL
     AMOUNT                                                                                             VALUE
----------------------------------------------------------------------------------------------------------------
                  MEDICAL SUPPLIES
          6,000   Terumo Corp......................................................................  $    88,276
                                                                                                     -----------
                  MERCHANDISING
          4,400   Misumi Corp......................................................................       71,816
                                                                                                     -----------
                  METALS
          2,900   Fujimi Inc.......................................................................      123,333
                                                                                                     -----------
                  METALS & MINING
        110,000   Nippon Steel Co..................................................................      162,682
          8,000   Sumitomo Sitix Corp..............................................................       85,211
          6,000   Sumitomo Special Metals..........................................................      120,460
                                                                                                     -----------
                                                                                                         368,353
                                                                                                     -----------
                  METALS NON-FERROUS
         30,000   Fujikura Ltd.....................................................................      198,621
         47,000   Mitsui Mining & Smelting.........................................................      188,720
                                                                                                     -----------
                                                                                                         387,341
                                                                                                     -----------
                  MULTI-INDUSTRY
         23,000   Mitsui & Co......................................................................      136,061
                                                                                                     -----------
                  NATURAL GAS
         61,000   Tokyo Gas Co., Ltd...............................................................      138,360
                                                                                                     -----------
                  OFFICE EQUIPMENT
         19,000   Ricoh Company, Ltd...............................................................      235,862
          2,000   Riso Kagaku......................................................................      114,483
                                                                                                     -----------
                                                                                                         350,345
                                                                                                     -----------
                  PAPER PRODUCTS
          2,000   Tomoegawa Paper Co. Ltd..........................................................        5,517
                                                                                                     -----------
                  PHARMACEUTICALS
          7,000   Eisai Co., Ltd...................................................................      106,743
          8,000   Takeda Chemical Industries.......................................................      228,046
                                                                                                     -----------
                                                                                                         334,789
                                                                                                     -----------
                  REAL ESTATE
         14,000   Mitsubishi Estate Co., Ltd.......................................................      152,337
         15,000   Mitsui Fudosan Co................................................................      144,828
                                                                                                     -----------
                                                                                                         297,165
                                                                                                     -----------
                  RETAIL
          4,000   Ministop Co., Ltd................................................................      103,295
          1,500   Otsuka Kagu Ltd..................................................................       51,724
                                                                                                     -----------
                                                                                                         155,019
                                                                                                     -----------
                  RETAIL - DEPARTMENT STORES
         21,000   Hankyu Department Stores.........................................................      116,667
                                                                                                     -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER VARIABLE INVESTMENT SERIES - PACIFIC GROWTH
PORTFOLIO OF INVESTMENTS DECEMBER 31, 1997, CONTINUED

SHARES/PRINCIPAL
     AMOUNT                                                                                             VALUE
----------------------------------------------------------------------------------------------------------------
                  RETAIL - GENERAL MERCHANDISE
          3,000   Circle K Japan Co., Ltd..........................................................  $   143,678
          3,000   Seven - Eleven Japan Co., Ltd....................................................      212,414
          6,000   Shimamura Co. Ltd................................................................      104,368
                                                                                                     -----------
                                                                                                         460,460
                                                                                                     -----------
                  RETAIL - SPECIALTY
          5,000   Aderans Co., Ltd.................................................................      120,690
                                                                                                     -----------
                  STEEL
         68,000   Sumitomo Metal Industries........................................................       87,019
         13,000   Yamato Kogyo Co., Ltd............................................................       78,199
                                                                                                     -----------
                                                                                                         165,218
                                                                                                     -----------
                  TELECOMMUNICATIONS
             35   DDI Corp.........................................................................       92,529
         15,000   Nippon Comsys Corp...............................................................      185,057
             34   Nippon Telegraph & Telephone Corp................................................      291,801
                                                                                                     -----------
                                                                                                         569,387
                                                                                                     -----------
                  TEXTILES
         57,000   Mitsubishi Rayon Co., Ltd........................................................      139,770
         21,000   Nitto Boseki Co., Ltd............................................................       52,621
                                                                                                     -----------
                                                                                                         192,391
                                                                                                     -----------
                  TIRE & RUBBER GOODS
          6,000   Bridgestone Corp.................................................................      130,115
                                                                                                     -----------
                  TRANSPORTATION
         32,000   Tokyu Corp.......................................................................      123,586
                                                                                                     -----------

                  TOTAL JAPAN......................................................................   14,634,897
                                                                                                     -----------

                  MALAYSIA (4.9%)
                  AUTOMOTIVE
         35,000   Edaran Otomobil Nasional Berhad..................................................       71,714
         87,680   Oriental Holdings Berhad.........................................................      107,566
                                                                                                     -----------
                                                                                                         179,280
                                                                                                     -----------
                  BANKING
        120,000   Commerce Asset Holdings Berhad...................................................       57,526
         60,600   Malayan Banking Berhad...........................................................      176,490
        163,999   Public Bank Berhad...............................................................       56,639
         27,333   Public Bank Berhad (Rights)*.....................................................        1,409
                                                                                                     -----------
                                                                                                         292,064
                                                                                                     -----------

SHARES/PRINCIPAL
     AMOUNT                                                                                             VALUE
----------------------------------------------------------------------------------------------------------------
                  BUILDING & CONSTRUCTION
          8,000   Dialog Group Berhad..............................................................  $    13,814
         60,999   Gamuda Berhad....................................................................       33,958
         16,666   Gamuda Berhad (Warrants due 12/29/01)*...........................................          730
        135,000   Lingkaran Trans Kota Holdings Berhad*............................................       86,289
        105,000   United Engineers Malaysia Berhad.................................................       87,680
         30,250   YTL Corp. Berhad.................................................................       40,931
                                                                                                     -----------
                                                                                                         263,402
                                                                                                     -----------
                  ELECTRONICS
         42,000   Malaysian Pacific Industries Berhad..............................................      101,211
                                                                                                     -----------
                  INSURANCE
         39,400   Malaysian Assurance Alliance Berhad..............................................       45,290
                                                                                                     -----------
                  LEISURE
         40,000   Berjaya Sports Toto Berhad.......................................................      102,577
        350,000   Metroplex Berhad.................................................................       89,755
         80,000   Resorts World Berhad.............................................................      135,052
                                                                                                     -----------
                                                                                                         327,384
                                                                                                     -----------
                  MANUFACTURING
         19,375   O.Y.L. Industries Berhad.........................................................       45,441
                                                                                                     -----------
                  MULTI-INDUSTRY
        110,000   Hong Leong Industries Berhad.....................................................      112,268
                                                                                                     -----------
                  PLANTATION
        170,000   Highlands & Lowlands Berhad......................................................      174,381
        360,000   IOI Corporated Berhad............................................................      116,907
        105,500   Kuala Lumpur Kepong Berhad.......................................................      227,043
                                                                                                     -----------
                                                                                                         518,331
                                                                                                     -----------
                  PUBLISHING
         87,000   Star Publications................................................................       99,557
                                                                                                     -----------
                  TELECOMMUNICATIONS
        174,000   Telekom Malaysia Berhad..........................................................      515,722
                                                                                                     -----------
                  TOBACCO
         60,000   RJ Reynolds Berhad...............................................................       98,196
                                                                                                     -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER VARIABLE INVESTMENT SERIES - PACIFIC GROWTH
PORTFOLIO OF INVESTMENTS DECEMBER 31, 1997, CONTINUED

SHARES/PRINCIPAL
     AMOUNT                                                                                             VALUE
----------------------------------------------------------------------------------------------------------------
                  UTILITIES
         12,000   Prime Utilities Berhad (Warrants due 03/11/01)*..................................  $     2,041
         24,000   Prime Utilities Berhad 1.00% due 03/11/01 (Loan Stock)...........................        3,124
        240,000   Tenaga Nasional Berhad...........................................................      513,402
                                                                                                     -----------
                                                                                                         518,567
                                                                                                     -----------
                  WATER
        280,000   Puncak Niaga Holdings Berhad*....................................................      209,278
                                                                                                     -----------
                  WIRE & CABLE
        140,000   Leader Universal Holdings Berhad.................................................       43,299
                                                                                                     -----------

                  TOTAL MALAYSIA...................................................................    3,369,290
                                                                                                     -----------
                  PHILIPPINES (1.0%)
                  BANKING
          7,500   Far East Bank & Trust Co.***.....................................................        9,187
              7   Philippine National Bank.........................................................           16
                                                                                                     -----------
                                                                                                           9,203
                                                                                                     -----------
                  CONGLOMERATES
        245,000   First Philippine Holdings Corp. (B Shares).......................................      192,938
                                                                                                     -----------
                  TELECOMMUNICATIONS
         13,000   Philippine Long Distance Telephone Co. (ADR).....................................      292,500
                                                                                                     -----------
                  UTILITIES
         66,900   Manila Electric Co. (B Shares)...................................................      224,115
                                                                                                     -----------

                  TOTAL PHILIPPINES................................................................      718,756
                                                                                                     -----------
                  SINGAPORE (10.5%)
                  BANKING
         40,000   Development Bank of Singapore, Ltd...............................................      342,653
        169,520   Overseas Chinese Banking Corp., Ltd..............................................      988,278
        145,000   Overseas Union Bank, Ltd.........................................................      556,365

SHARES/PRINCIPAL
     AMOUNT                                                                                             VALUE
----------------------------------------------------------------------------------------------------------------
        120,000   United Overseas Bank, Ltd........................................................  $   667,460
                                                                                                     -----------
                                                                                                       2,554,756
                                                                                                     -----------
                  COMPUTERS - SYSTEMS
        499,471   Singapore Technologies Engineering Ltd.*.........................................      377,352
                                                                                                     -----------
                  CONGLOMERATES
         74,000   Jardine Strategic Holdings Ltd...................................................      195,360
        107,500   Keppel Corp., Ltd.*..............................................................      309,518
        200,000   Natsteel Ltd.....................................................................      271,267
         87,000   Sembawang Corp., Ltd.............................................................      186,318
                                                                                                     -----------
                                                                                                         962,463
                                                                                                     -----------
                  ELECTRONIC & ELECTRICAL EQUIPMENT
         40,700   Elec & Eltek International Co., Ltd..............................................      186,406
        145,000   Venture Manufacturing Ltd........................................................      405,413
                                                                                                     -----------
                                                                                                         591,819
                                                                                                     -----------
                  ELECTRONICS
         30,000   GP Batteries International Ltd...................................................       78,168
                                                                                                     -----------
                  FOOD, BEVERAGE, TOBACCO, & HOUSEHOLD PRODUCTS
            600   Fraser & Neave Ltd...............................................................        2,606
                                                                                                     -----------
                  METALS - MISCELLANEOUS
        168,000   Amtek Engineering Ltd............................................................      101,939
                                                                                                     -----------
                  PUBLISHING
         32,200   Singapore Press Holdings Ltd.....................................................      404,176
                                                                                                     -----------
                  REAL ESTATE
        102,000   City Developments, Ltd...........................................................      473,290
        151,000   DBS Land Ltd.....................................................................      231,755
        148,000   Straits Steamship Land...........................................................      204,259
        204,000   United Overseas Land, Ltd........................................................      172,326
                                                                                                     -----------
                                                                                                       1,081,630
                                                                                                     -----------
                  SHIPBUILDING
         85,000   Keppel Fels Ltd..................................................................      237,656
                                                                                                     -----------
                  TELECOMMUNICATIONS
        130,000   Singapore Telecommunications, Ltd................................................      242,832
                                                                                                     -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER VARIABLE INVESTMENT SERIES - PACIFIC GROWTH
PORTFOLIO OF INVESTMENTS DECEMBER 31, 1997, CONTINUED

SHARES/PRINCIPAL
     AMOUNT                                                                                             VALUE
----------------------------------------------------------------------------------------------------------------
                  TRANSPORTATION
         95,000   Singapore Airlines Ltd...........................................................  $   621,654
                                                                                                     -----------

                  TOTAL SINGAPORE..................................................................    7,257,051
                                                                                                     -----------
                  SOUTH KOREA (0.7%)
                  COMMUNICATIONS - EQUIPMENT/MANUFACTURERS
              1   LG Information & Communication Ltd...............................................           28
                                                                                                     -----------
                  ELECTRONIC & ELECTRICAL EQUIPMENT
          3,000   Samsung Display Devices Co.......................................................       56,637
          4,605   Samsung Electronics Co. (GDR)....................................................      104,326
             74   Samsung Electronics Co. (Rights)*................................................        1,008
                                                                                                     -----------
                                                                                                         161,971
                                                                                                     -----------
                  INVESTMENT COMPANIES
         25,000   Atlantis Korean Smaller Companies*...............................................       87,500
                                                                                                     -----------
                  STEEL & IRON
          9,380   Pohang Iron & Steel Co., Ltd.....................................................      254,007
                                                                                                     -----------

                  TOTAL SOUTH KOREA................................................................      503,506
                                                                                                     -----------

                  TAIWAN (6.6%)
                  BUILDING MATERIALS
         45,532   Asia Cement Corp. (GDR)..........................................................      509,958
                                                                                                     -----------
                  CHEMICALS
$           205 K Nan Ya Plastics Corp. 1.75% due 07/19/01 (Conv.).................................      231,650
                                                                                                     -----------
                  COMPUTERS
$           185 K Compal Electronics 1.00% due 11/21/03 (Conv.)....................................      277,500
                                                                                                     -----------
                  ELECTRONICS - SEMICONDUCTOR/COMPONENTS
$           210 K Siliconware Precision Industries Co. 0.50% due 07/21/04 (Conv.)..................      199,500
$           180 K United Microelectronics Corp. 0.25% due 05/16/04 (Conv.).........................      203,400
                                                                                                     -----------
                                                                                                         402,900
                                                                                                     -----------

SHARES/PRINCIPAL
     AMOUNT                                                                                             VALUE
----------------------------------------------------------------------------------------------------------------
                  INVESTMENT COMPANIES
            148   Taipei Fund*.....................................................................  $ 1,435,600
                                                                                                     -----------
                  RETAIL
$           330 K Far Eastern Department Stores - 144A** 3.00% due 07/06/01 (Conv.)................      293,700
                                                                                                     -----------
                  STEEL & IRON
         31,262   China Steel Corp. (GDR)..........................................................      437,668
                                                                                                     -----------
                  TRANSPORTATION
$           500 K U-Ming Marine Transport 1.50% due 02/07/01 (Conv.)...............................      420,000
$           504 K Yang Ming Marine Transportation - 144A** 2.00% due 10/06/01 (Conv.)..............      554,400
                                                                                                     -----------
                                                                                                         974,400
                                                                                                     -----------

                  TOTAL TAIWAN.....................................................................    4,563,376
                                                                                                     -----------

                  THAILAND (2.1%)
                  BANKING
         32,000   Bangkok Bank PCL.................................................................       82,403
                                                                                                     -----------
                  ELECTRIC
         37,800   Electricity Generating Public Co. Ltd............................................       73,004
                                                                                                     -----------
                  ENERGY
         10,100   Ban Pu Coal Co., Ltd.............................................................       41,831
                                                                                                     -----------
                  ENTERTAINMENT
         15,000   Grammy Entertainment PLC.........................................................       67,597
                                                                                                     -----------
                  OIL RELATED
         52,000   PTT Exploration & Production PCL.................................................      618,197
                                                                                                     -----------
                  TELECOMMUNICATIONS
         20,000   Advanced Info Service Public Co., Ltd............................................       99,571
                                                                                                     -----------
                  TELEVISION
         25,000   BEC World Public Co., Ltd........................................................      103,004
                                                                                                     -----------
                  TRANSPORTATION
        375,000   Bangkok Expressway Public Co., Ltd.*.............................................      215,263
                                                                                                     -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER VARIABLE INVESTMENT SERIES - PACIFIC GROWTH
PORTFOLIO OF INVESTMENTS DECEMBER 31, 1997, CONTINUED

SHARES/PRINCIPAL
     AMOUNT                                                                                             VALUE
----------------------------------------------------------------------------------------------------------------
                  UTILITIES - ELECTRIC
        220,000   Cogeneration Public Co.*.........................................................  $   134,549
                                                                                                     -----------
                  TOTAL THAILAND...................................................................    1,435,419
                                                                                                     -----------

                  TOTAL COMMON STOCKS, WARRANTS, RIGHTS AND BONDS
                  (IDENTIFIED COST $86,796,856)....................................................   63,597,684
                                                                                                     -----------

    CURRENCY                                        DESCRIPTION,
   AMOUNT IN                                       EXPIRATION DATE
   THOUSANDS                                      AND STRIKE PRICE
----------------                        -------------------------------------
                  PURCHASED PUT OPTIONS ON FOREIGN CURRENCY (1.5%)
     HKD 24,165   April 24, 1998/HKD 8.055.........................................................       29,400
     HKD 32,280   April 24, 1998/HKD 8.07..........................................................       37,800
    Y   603,600   February 10, 1998/
                    Y 120.72.......................................................................      345,000
    Y   718,084   February 10, 1998/
                    Y 115.82.......................................................................      653,170
                                                                                                     -----------

                  TOTAL PURCHASED PUT OPTIONS ON FOREIGN CURRENCY
                  (IDENTIFIED COST $524,740).......................................................    1,065,370
                                                                                                     -----------

                  SHORT-TERM INVESTMENT (a) (5.8%)
                  U.S. GOVERNMENT AGENCY
$         4,000   Federal Home Loan Mortgage Corp. 6.00% due 01/02/98
                    (IDENTIFIED COST $3,999,333)...................................................    3,999,333
                                                                                                     -----------

                  TOTAL INVESTMENTS
                  (IDENTIFIED COST $91,320,929)....................................................   68,662,387
                                                                                                     -----------
                                                                                                     -----------

    CURRENCY                                        DESCRIPTION,
     AMOUNT                                        EXPIRATION DATE
  IN THOUSANDS                                    AND STRIKE PRICE                                      VALUE
----------------------------------------------------------------------------------------------------------------
                  WRITTEN OPTIONS ON FOREIGN CURRENCY (-0.4%)
     HKD 32,280   April 24, 1998/HKD 8.07..........................................................  $  (154,000)
     HKD 24,165   April 24, 1998/HKD 8.055.........................................................     (111,000)
                                                                                                     -----------

                  TOTAL WRITTEN PUT OPTIONS ON FOREIGN CURRENCY
                  (PREMIUM RECEIVED $267,260)......................................................     (265,000)
                                                                                                     -----------

TOTAL INVESTMENTS
(IDENTIFIED COST $91,320,929) (b).........................................................   99.6 %   68,662,387

TOTAL WRITTEN OPTIONS OUTSTANDING.........................................................   (0.4)      (265,000)

CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES............................................    0.8        506,150
                                                                                            ------  ------------

NET ASSETS................................................................................  100.0 % $ 68,903,537
                                                                                            ------  ------------
                                                                                            ------  ------------

---------------------

ADR  American Depository Receipt
GDR  Global Depository Receipt
 K   In thousands
 *   Non-income producing security
**   Resale is restricted to qualified institutional investors.
***  Partially paid shares.
(a) Security was purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(b) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $3,237,069 and the aggregate gross unrealized depreciation is $25,895,611, resulting in net unrealized depreciation of $22,658,542.

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER VARIABLE INVESTMENT SERIES - PACIFIC GROWTH
SUMMARY OF INVESTMENTS DECEMBER 31, 1997

                                                                  PERCENT OF
INDUSTRY                                               VALUE      NET ASSETS
----------------------------------------------------------------------------
Aluminum..........................................  $    173,250       0.3%
Apparel...........................................       242,605       0.4
Appliances & Household Durables...................       138,532       0.2
Auto Trucks & Parts...............................       375,182       0.5
Automotive........................................       894,314       1.3
Banking...........................................     7,751,579      11.2
Beverages.........................................       166,552       0.2
Building & Construction...........................       570,522       0.8
Building Materials................................       745,249       1.1
Business Services.................................       191,724       0.3
Chemicals.........................................       731,956       1.1
Commercial Services...............................       172,030       0.2
Communications - Equipment/Manufacturers..........            28       0.0
Computer Software & Services......................       584,215       0.9
Computers.........................................       403,937       0.6
Computers - Systems...............................       377,352       0.6
Conglomerates.....................................     5,946,439       8.6
Construction Equipment............................        11,098       0.0
Construction Plant & Equipment....................       111,111       0.2
Currency Options..................................     1,065,370       1.5
Electric..........................................       209,786       0.3
Electronic & Electrical Equipment.................     3,210,622       4.7
Electronic Components.............................        99,770       0.1
Electronics.......................................       511,333       0.7
Electronics - Semiconductors/ Components..........       620,762       0.9
Energy............................................        41,831       0.1
Engineering & Construction........................       391,878       0.6
Entertainment.....................................       450,900       0.7
Financial Services................................     1,121,838       1.6
Food, Beverage, Tobacco & Household Products......     1,400,996       2.0
Forest Products, Paper Packaging..................        46,832       0.1
Hand Tools........................................        86,130       0.1
Industrials.......................................        57,088       0.1
Insurance.........................................       328,815       0.5
Investment Companies..............................     2,000,650       2.9
Leisure...........................................       549,119       0.8
Life Insurance....................................        99,389       0.1
Machinery.........................................     1,207,832       1.8
Manufacturing.....................................       140,384       0.2
Medical Supplies..................................        88,276       0.1
Merchandising.....................................        71,816       0.1

                                                                  PERCENT OF
INDUSTRY                                               VALUE      NET ASSETS
----------------------------------------------------------------------------
Metals............................................  $    440,185       0.6%
Metals & Mining...................................       924,530       1.3
Metals - Miscellaneous............................       101,939       0.2
Metals - Non-Ferrous..............................       387,341       0.6
Multi-Industry....................................       755,719       1.1
Natural Gas.......................................       138,360       0.2
Office Equipment..................................       350,345       0.5
Oil & Gas Exploration.............................       426,800       0.6
Oil - Exploration & Production....................       169,622       0.2
Oil Related.......................................       618,197       0.9
Paper Products....................................         5,517       0.0
Pharmaceuticals...................................       407,011       0.6
Plantation........................................       778,748       1.1
Publishing........................................       785,121       1.1
Real Estate.......................................     9,863,212      14.3
Retail............................................       448,719       0.7
Retail - Department Stores........................       308,334       0.5
Retail - Food Chains..............................       216,000       0.3
Retail - General Merchandising....................       460,460       0.7
Retail - Specialty................................       120,778       0.2
Retail Stores.....................................       479,419       0.7
Shipbuilding......................................       237,656       0.3
Steel.............................................       165,218       0.2
Steel & Iron......................................       691,675       1.0
Telecommunications................................     4,540,157       6.6
Telephones........................................       205,200       0.3
Television........................................       103,004       0.1
Textiles..........................................       500,191       0.7
Tire & Rubber Goods...............................       130,115       0.2
Tobacco...........................................        98,196       0.1
Transportation....................................     2,171,540       3.2
U.S. Government Agency............................     3,999,333       5.8
Utilities.........................................     3,599,927       5.2
Utilities - Electric..............................       392,149       0.6
Water.............................................       209,278       0.3
Wire & Cable......................................        43,299       0.1
                                                    ------------   -----
                                                    $ 68,662,387      99.6%
                                                    ------------   -----
                                                    ------------   -----

                                                                  PERCENT OF
TYPE OF INVESTMENT                                     VALUE      NET ASSETS
----------------------------------------------------------------------------
Common Stocks.....................................  $ 60,977,969      88.5%
Convertible Bonds.................................     2,611,905       3.8
Foreign Currency Put Options......................     1,065,370       1.5
Rights & Warrants.................................         7,810       0.0
Short-Term Investments............................     3,999,333       5.8
                                                    ------------   -----
                                                    $ 68,662,387      99.6%
                                                    ------------   -----
                                                    ------------   -----

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER VARIABLE INVESTMENT SERIES - CAPITAL APPRECIATION
PORTFOLIO OF INVESTMENTS DECEMBER 31, 1997

NUMBER OF
 SHARES                                                                                                 VALUE
----------------------------------------------------------------------------------------------------------------
           COMMON STOCKS (78.5%)
           ADVERTISING (0.7%)
   6,100   Snyder Communications, Inc.*............................................................  $   222,650
                                                                                                     -----------
           AEROSPACE & DEFENSE (1.2%)
  15,100   Kellstrom Industries, Inc.*.............................................................      373,725
                                                                                                     -----------
           AUTO PARTS - ORIGINAL EQUIPMENT (0.6%)
   4,600   Tower Automotive, Inc.*.................................................................      193,487
                                                                                                     -----------
           BIOTECHNOLOGY (2.3%)
   6,500   Centocor, Inc.*.........................................................................      216,125
  10,000   ESC Medical Systems Ltd.................................................................      386,250
   7,200   Guilford Pharmaceuticals, Inc.*.........................................................      144,900
                                                                                                     -----------
                                                                                                         747,275
                                                                                                     -----------
           BUSINESS SERVICES (2.1%)
  17,000   AccuStaff, Inc.*........................................................................      391,000
   7,200   Metzler Group, Inc.*....................................................................      284,400
                                                                                                     -----------
                                                                                                         675,400
                                                                                                     -----------
           COMMERCIAL SERVICES (3.8%)
   7,200   Caribiner International, Inc.*..........................................................      320,400
  14,000   Primark Corp.*..........................................................................      569,625
   9,600   Whittman-Hart, Inc......................................................................      328,800
                                                                                                     -----------
                                                                                                       1,218,825
                                                                                                     -----------
           COMMUNICATIONS - EQUIPMENT & SOFTWARE (0.3%)
   6,228   Excel Communications, Inc...............................................................       90,305
                                                                                                     -----------
           COMPUTER EQUIPMENT (1.0%)
   5,300   Storage Technology Corp.*...............................................................      328,269
                                                                                                     -----------
           COMPUTER SERVICES (0.2%)
   3,000   American Business Information, Inc. (A Shares)..........................................       29,250
   3,000   American Business Information, Inc. (B Shares)..........................................       30,000
                                                                                                     -----------
                                                                                                          59,250
                                                                                                     -----------
           COMPUTER SOFTWARE (3.2%)
   5,000   Alladin Knowledge Systems Ltd...........................................................       85,000
   8,000   American Software, Inc. (Class A).......................................................       74,000
   2,500   Avant! Corp.*...........................................................................       41,875
  10,400   Compuware Corp.*........................................................................      332,800
  10,400   Systems & Computer Technology Corp.*....................................................      516,100
                                                                                                     -----------
                                                                                                       1,049,775
                                                                                                     -----------
           COMPUTER SOFTWARE & SERVICES (7.5%)
  14,250   Analysts International Corp.............................................................      491,625
   8,300   Harbinger Corp.*........................................................................      231,362

NUMBER OF
 SHARES                                                                                                 VALUE
----------------------------------------------------------------------------------------------------------------
  13,400   ISG International Software Group Ltd.* (Israel).........................................  $   189,275
  10,300   Keane, Inc.*............................................................................      418,437
   7,800   Manugistics Group, Inc.*................................................................      346,125
   6,400   PRI Automation, Inc.*...................................................................      184,800
   9,200   Scopus Technology, Inc.*................................................................      110,400
  11,000   SMART Modular Technologies, Inc.*.......................................................      250,250
   9,300   STB Systems, Inc.*......................................................................      203,437
                                                                                                     -----------
                                                                                                       2,425,711
                                                                                                     -----------
           COMPUTERS (2.3%)
   9,000   Data General Corp.*.....................................................................      156,937
   8,200   Gulfstream Aerospace Corp.*.............................................................      239,850
  10,500   Micron Electronics, Inc.*...............................................................       95,156
   5,800   MICROS Systems, Inc.*...................................................................      261,000
                                                                                                     -----------
                                                                                                         752,943
                                                                                                     -----------
           CONSUMER SERVICES (0.8%)
  11,000   E*TRADE Group, Inc.*....................................................................      253,000
                                                                                                     -----------
           DRUGS (1.3%)
   8,500   Elan Corp. PLC (ADR)* (Ireland).........................................................      435,094
                                                                                                     -----------
           ELECTRICAL EQUIPMENT (0.7%)
  10,200   JPM Co.*................................................................................      211,650
                                                                                                     -----------
           ELECTRONICS (3.1%)
   2,000   Analog Devices, Inc.*...................................................................       55,375
   6,600   Sawtek, Inc.*...........................................................................      173,250
  12,400   Sipex Corp.*............................................................................      375,100
   6,600   Teradyne, Inc.*.........................................................................      211,200
   5,000   Vitesse Semiconductor Corp.*............................................................      188,750
                                                                                                     -----------
                                                                                                       1,003,675
                                                                                                     -----------
           ELECTRONICS - SEMICONDUCTORS/COMPONENTS (1.9%)
   6,200   CFM Technologies, Inc.*.................................................................       94,550
   5,300   Etec Systems, Inc.*.....................................................................      245,787
   6,900   Kulicke & Soffa Industries, Inc.*.......................................................      128,512
   6,500   TriQuint Semiconductor, Inc.*...........................................................      131,625
                                                                                                     -----------
                                                                                                         600,474
                                                                                                     -----------
           ENVIRONMENTAL CONTROL (1.5%)
   5,200   Culligan Water Technologies, Inc.*......................................................      261,300
   5,500   U.S.A Waste Services, Inc.*.............................................................      215,875
                                                                                                     -----------
                                                                                                         477,175
                                                                                                     -----------
           FINANCIAL SERVICES (1.5%)
   7,000   Arcadia Financial Ltd...................................................................       52,062
  12,000   HealthCare Financial Partners*..........................................................      420,000
                                                                                                     -----------
                                                                                                         472,062
                                                                                                     -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER VARIABLE INVESTMENT SERIES - CAPITAL APPRECIATION
PORTFOLIO OF INVESTMENTS DECEMBER 31, 1997, CONTINUED

NUMBER OF
 SHARES                                                                                                 VALUE
----------------------------------------------------------------------------------------------------------------
           FOOD PROCESSING (0.7%)
   8,100   International Multifoods Corp...........................................................  $   229,331
                                                                                                     -----------
           HEALTH SERVICES (1.2%)
  19,500   Assisted Living Concepts, Inc.*.........................................................      385,125
                                                                                                     -----------
           HEALTHCARE (1.6%)
  15,000   Allegiance Corp.........................................................................      531,562
                                                                                                     -----------
           HEALTHCARE - MISCELLANEOUS (1.1%)
  12,100   Superior Consultant Holdings Corp.*.....................................................      356,950
                                                                                                     -----------
           HOSPITAL RELATED (0.4%)
   5,200   Genesis Health Ventures, Inc.*..........................................................      137,150
                                                                                                     -----------
           INSURANCE (0.7%)
   7,400   Penn Treaty American Corp.*.............................................................      234,950
                                                                                                     -----------
           LEISURE (0.5%)
  12,000   Funco, Inc.*............................................................................      174,000
                                                                                                     -----------
           MACHINERY (1.1%)
  10,600   National-Oilwell, Inc.*.................................................................      362,387
                                                                                                     -----------
           MACHINERY - DIVERSIFIED (0.3%)
   1,700   Ade Corp................................................................................       29,537
   2,500   Advanced Energy Industries, Inc.*.......................................................       36,563
   1,500   Asyst Technologies, Inc.*...............................................................       32,625
                                                                                                     -----------
                                                                                                          98,725
                                                                                                     -----------
           MANUFACTURING - DIVERSIFIED (0.1%)
   1,800   Safety Components International, Inc....................................................       21,150
                                                                                                     -----------
           MEDICAL PRODUCTS & SUPPLIES (1.0%)
  19,600   Graham-Field Health Products, Inc.......................................................      327,075
                                                                                                     -----------
           MISCELLANEOUS (5.5%)
   3,500   Advance Paradigm, Inc...................................................................      111,125
   7,000   Agribiotech, Inc.*......................................................................      119,000
  15,000   Brunswick Technologies, Inc.*...........................................................      215,625
   6,400   Immunex Corp.*..........................................................................      345,600
   4,700   Innovex, Inc............................................................................      107,806
  12,000   ITEQ, Inc.*.............................................................................      137,250
  12,500   Mail-Well, Inc.*........................................................................      506,250
   7,400   Scotts Company (The) (Class A)*.........................................................      223,850
                                                                                                     -----------
                                                                                                       1,766,506
                                                                                                     -----------
           OIL & GAS (1.5%)
  11,800   Lomak Petroleum, Inc....................................................................      191,750
   9,900   Noble Drilling Corp.*...................................................................      303,188
                                                                                                     -----------
                                                                                                         494,938
                                                                                                     -----------

NUMBER OF
 SHARES                                                                                                 VALUE
----------------------------------------------------------------------------------------------------------------
           OIL & GAS DRILLING (0.9%)
   8,000   Patterson Energy, Inc.*.................................................................  $   309,500
                                                                                                     -----------
           OIL & GAS EXPLORATION (1.2%)
  11,000   St. Mary Land & Exploration Co..........................................................      378,125
                                                                                                     -----------
           OIL EQUIPMENT & SERVICES (2.0%)
  20,000   Core Laboratories N.V...................................................................      360,000
   8,200   ENSCO International, Inc................................................................      274,700
                                                                                                     -----------
                                                                                                         634,700
                                                                                                     -----------
           PHARMACEUTICALS (3.7%)
  10,100   Alkermes, Inc.*.........................................................................      198,213
   9,500   Dura Pharmaceuticals, Inc.*.............................................................      435,813
   9,700   North American Vaccine, Inc.............................................................      241,894
   7,600   SangStat Medical Corp.*.................................................................      306,850
                                                                                                     -----------
                                                                                                       1,182,770
                                                                                                     -----------
           POLLUTION CONTROL (1.3%)
  12,000   American Disposal Services, Inc.........................................................      436,500
                                                                                                     -----------
           PUBLISHING (0.9%)
   7,900   Valassis Communications, Inc.*..........................................................      292,300
                                                                                                     -----------
           RETAIL (3.3%)
  11,300   Claire's Stores, Inc....................................................................      219,644
  10,900   Michaels Stores, Inc.*..................................................................      318,825
   7,900   Ross Stores, Inc........................................................................      287,363
   8,700   Stein Mart, Inc.*.......................................................................      230,550
                                                                                                     -----------
                                                                                                       1,056,382
                                                                                                     -----------
           RETAIL - SPECIALTY (1.6%)
   6,500   Cole National Corp. (Class A)*..........................................................      194,594
   7,675   Consolidated Stores Corp.*..............................................................      337,220
                                                                                                     -----------
                                                                                                         531,814
                                                                                                     -----------
           SEMICONDUCTORS (0.8%)
   2,500   ATMI, Inc...............................................................................       59,688
   5,100   KLA-Tencor Corp.*.......................................................................      196,669
                                                                                                     -----------
                                                                                                         256,357
                                                                                                     -----------
           SPECIALIZED SERVICES (0.8%)
   7,100   Service Corp. International.............................................................      262,256
                                                                                                     -----------
           STEEL (1.7%)
  12,100   Maverick Tube Corp.*....................................................................      300,988
  15,000   Steel Dynamics, Inc.*...................................................................      240,000
                                                                                                     -----------
                                                                                                         540,988
                                                                                                     -----------
           STEEL & IRON (0.7%)
  10,000   Tubos de Acero de Mexico S.A. de C.V. (ADR)* (Mexico)...................................      216,250
                                                                                                     -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER VARIABLE INVESTMENT SERIES - CAPITAL APPRECIATION
PORTFOLIO OF INVESTMENTS DECEMBER 31, 1997, CONTINUED

NUMBER OF
 SHARES                                                                                                 VALUE
----------------------------------------------------------------------------------------------------------------
           TELECOMMUNICATION EQUIPMENT (3.7%)
   2,400   Associated Group, Inc. (Class B)........................................................  $    69,600
  14,400   Davox Corp.*............................................................................      464,400
  15,400   Digital Microwave Corp.*................................................................      223,300
   9,300   DSC Communications Corp.*...............................................................      222,038
  12,400   P-COM, Inc.*............................................................................      213,900
                                                                                                     -----------
                                                                                                       1,193,238
                                                                                                     -----------
           TELECOMMUNICATIONS (1.6%)
   2,000   Advanced Fibre Communications, Inc.*....................................................       58,250
   7,200   Aerial Communications, Inc.*............................................................       51,300
   8,000   ARC International Corp..................................................................       50,000
   2,900   QUALCOMM, Inc.*.........................................................................      146,450
  10,500   Tel-Save Holdings, Inc.*................................................................      207,375
                                                                                                     -----------
                                                                                                         513,375
                                                                                                     -----------
           TRANSPORTATION (0.8%)
   2,500   Air Express International Corp..........................................................       75,313
   6,100   Trico Marine Service, Inc.*.............................................................      179,188
                                                                                                     -----------
                                                                                                         254,501
                                                                                                     -----------
           TRUCKERS (1.1%)
   7,100   Caliber System, Inc.....................................................................      345,681
                                                                                                     -----------
           WHOLESALE DISTRIBUTOR (0.7%)
  15,200   ADFlex Solutions, Inc.*.................................................................      243,200
                                                                                                     -----------

           TOTAL COMMON STOCKS
           (IDENTIFIED COST $23,974,391)...........................................................   25,358,531
                                                                                                     -----------

PRINCIPAL
AMOUNT IN
THOUSANDS
---------
           SHORT-TERM INVESTMENTS (21.2%)
           U.S. GOVERNMENT AGENCY (a) (20.7%)
$  6,700   Federal Home Loan Bank 5.75% due 01/02/98 (AMORTIZED COST $6,698,930)...................    6,698,930
                                                                                                     -----------

PRINCIPAL
AMOUNT IN
THOUSANDS                                                                                               VALUE
----------------------------------------------------------------------------------------------------------------

           REPURCHASE AGREEMENT (0.5%)
$    151   The Bank of New York 3.875% due 01/02/98 (dated 12/31/97; proceeds $150,574) (b)
             (IDENTIFIED COST $150,541)............................................................  $   150,541
                                                                                                     -----------

           TOTAL SHORT-TERM INVESTMENTS
           (IDENTIFIED COST $6,849,471)............................................................    6,849,471
                                                                                                     -----------

TOTAL INVESTMENTS
(IDENTIFIED COST $30,823,862) (c).........................................................   99.7 %   32,208,002

OTHER ASSETS IN EXCESS OF LIABILITIES.....................................................    0.3         97,909
                                                                                            ------  ------------

NET ASSETS................................................................................  100.0 % $ 32,305,911
                                                                                            ------  ------------
                                                                                            ------  ------------

---------------------

ADR  American Depository Receipt.
 *   Non-income producing security.
(a) Security was purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(b) Collateralized by $110,395 U.S. Treasury Bond 9.25% due 02/15/16 valued at $153,552.
(c) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $3,662,201 and the aggregate gross unrealized depreciation is $2,278,061, resulting in net unrealized appreciation of $1,384,140.

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER VARIABLE INVESTMENT SERIES - EQUITY
PORTFOLIO OF INVESTMENTS DECEMBER 31, 1997

NUMBER OF
 SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------
           COMMON STOCKS (88.9%)
           AGRICULTURE RELATED (2.1%)
 167,000   Archer-Daniels-Midland Co..............................................................  $  3,621,812
 150,000   Dekalb Genetics Corp. (Class B)........................................................     5,887,500
  66,666   Delta & Pine Land Co...................................................................     2,033,313
  50,000   Pioneer Hi-Bred International, Inc.....................................................     5,362,500
                                                                                                    ------------
                                                                                                      16,905,125
                                                                                                    ------------
           APPAREL (0.8%)
 200,000   Warnaco Group, Inc. (Class A)..........................................................     6,275,000
                                                                                                    ------------
           AUTO RELATED (0.4%)
  92,100   Budget Group, Inc. (Class A)*..........................................................     3,183,206
                                                                                                    ------------
           BANKS (8.8%)
  78,000   AmSouth Bancorporation.................................................................     4,236,375
  50,000   First Chicago NBD Corp.................................................................     4,175,000
 120,000   First of America Bank Corp.............................................................     9,255,000
 160,000   First Union Corp.......................................................................     8,200,000
 100,000   NationsBank Corp.......................................................................     6,081,250
 116,000   Norwest Corp...........................................................................     4,480,500
  34,000   State Street Corp......................................................................     1,978,375
 250,000   TCF Financial Corp.....................................................................     8,484,375
  74,000   U.S. Bancorp...........................................................................     8,283,375
  60,000   Union Planters Corp....................................................................     4,076,250
  26,000   Wells Fargo & Co.......................................................................     8,825,375
  40,000   Westamerica Bancorporation.............................................................     4,090,000
                                                                                                    ------------
                                                                                                      72,165,875
                                                                                                    ------------
           BIOTECHNOLOGY (2.8%)
  97,000   Alkermes, Inc.*........................................................................     1,903,625
 260,000   BioChem Pharma, Inc. (Canada)*.........................................................     5,411,250
 200,000   Centocor, Inc.*........................................................................     6,650,000
  19,000   Gilead Sciences, Inc.*.................................................................       726,750
 233,000   IDEC Pharmaceuticals Corp.*............................................................     8,009,375
                                                                                                    ------------
                                                                                                      22,701,000
                                                                                                    ------------
           CABLE & TELECOMMUNICATIONS (2.0%)
 220,000   Cox Communications, Inc. (Class A)*....................................................     8,813,750
 120,000   Time Warner, Inc.......................................................................     7,440,000
                                                                                                    ------------
                                                                                                      16,253,750
                                                                                                    ------------
           COMMUNICATIONS EQUIPMENT (1.1%)
  60,000   CIENA Corp.*...........................................................................     3,667,500
 120,000   Newbridge Networks Corp. (Canada)*.....................................................     4,185,000
  40,000   Tekelec*...............................................................................     1,220,000
                                                                                                    ------------
                                                                                                       9,072,500
                                                                                                    ------------

NUMBER OF
 SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------
           COMPUTER SOFTWARE (8.2%)
 100,000   Arbor Software Corp.*..................................................................  $  4,037,500
 210,000   BEA Systems, Inc.*.....................................................................     3,635,625
 102,000   Citrix Systems, Inc.*..................................................................     7,752,000
 150,000   Computer Associates International, Inc.................................................     7,931,250
 230,000   Compuware Corp.*.......................................................................     7,360,000
  40,000   Great Plains Software, Inc.*...........................................................     1,090,000
 180,000   Legato Systems, Inc.*..................................................................     7,875,000
 225,000   Manugistics Group, Inc.*...............................................................     9,984,375
 240,000   PeopleSoft, Inc.*......................................................................     9,300,000
 171,000   Veritas Software Corp.*................................................................     8,656,875
                                                                                                    ------------
                                                                                                      67,622,625
                                                                                                    ------------
           CONSTRUCTION (1.1%)
 100,000   Kaufman & Broad Home Corp..............................................................     2,243,750
 240,000   Lafarge Corp...........................................................................     7,095,000
                                                                                                    ------------
                                                                                                       9,338,750
                                                                                                    ------------
           CONSUMER - NONCYCLICAL (4.6%)
  86,000   Clorox Co..............................................................................     6,799,375
 100,000   Crown Cork & Seal Co., Inc.............................................................     5,012,500
 150,000   General Mills, Inc.....................................................................    10,743,750
 132,000   Kroger Co.*............................................................................     4,875,750
  78,000   Lance, Inc.............................................................................     2,047,500
  10,000   McCormick & Co., Inc. (Non Vtg)........................................................       280,000
 100,000   Procter & Gamble Co....................................................................     7,981,250
                                                                                                    ------------
                                                                                                      37,740,125
                                                                                                    ------------
           CONSUMER BUSINESS SERVICES (3.4%)
 240,310   Cendant Corp.*.........................................................................     8,260,656
 200,000   Corrections Corp. of America*..........................................................     7,412,500
 150,000   Interpublic Group of Companies, Inc....................................................     7,471,875
  82,800   Service Corp. International............................................................     3,058,425
  40,000   U.S.A. Waste Services, Inc.*...........................................................     1,570,000
                                                                                                    ------------
                                                                                                      27,773,456
                                                                                                    ------------
           CONSUMER PRODUCTS (3.0%)
  30,000   CVS Corp...............................................................................     1,921,875
 200,000   Dominick's Supermarkets, Inc.*.........................................................     7,300,000
 150,000   Great Atlantic & Pacific Tea Co., Inc..................................................     4,453,125
  80,000   Rite Aid Corp..........................................................................     4,695,000
 100,000   Safeway, Inc.*.........................................................................     6,325,000
                                                                                                    ------------
                                                                                                      24,695,000
                                                                                                    ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER VARIABLE INVESTMENT SERIES - EQUITY
PORTFOLIO OF INVESTMENTS DECEMBER 31, 1997, CONTINUED

NUMBER OF
 SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------
           DRUGS (5.6%)
 100,000   ALZA Corp.*............................................................................  $  3,181,250
  90,000   Bristol-Myers Squibb Co................................................................     8,516,250
  59,000   Dura Pharmaceuticals, Inc.*............................................................     2,706,625
 120,000   Lilly (Eli) & Co.......................................................................     8,355,000
  70,000   Medicis Pharmaceutical Corp. (Class A)*................................................     3,587,500
 120,000   Pfizer, Inc............................................................................     8,947,500
  68,000   Schering-Plough Corp...................................................................     4,224,500
  50,000   Warner-Lambert Co......................................................................     6,200,000
                                                                                                    ------------
                                                                                                      45,718,625
                                                                                                    ------------
           ENTERTAINMENT (0.5%)
 100,000   Electronic Arts, Inc.*.................................................................     3,781,250
                                                                                                    ------------
           FINANCIAL - MISCELLANEOUS (2.5%)
  43,700   Affiliated Managers Group, Inc.*.......................................................     1,267,300
  30,000   American Express Co....................................................................     2,677,500
 110,000   Associates First Capital Corp. (Class A)...............................................     7,823,750
  78,000   Edwards (A.G.), Inc....................................................................     3,100,500
  56,100   Hambrecht & Quist Group*...............................................................     2,047,650
  50,000   Merrill Lynch & Co., Inc...............................................................     3,646,875
                                                                                                    ------------
                                                                                                      20,563,575
                                                                                                    ------------
           HEALTHCARE PRODUCTS & SERVICES (3.3%)
 217,500   Health Management Associates, Inc. (Class A)*..........................................     5,491,875
 220,000   Healthsouth Corp.*.....................................................................     6,105,000
 200,000   Renal Treatment Centers, Inc.*.........................................................     7,225,000
 250,000   Tenet Healthcare Corp.*................................................................     8,281,250
                                                                                                    ------------
                                                                                                      27,103,125
                                                                                                    ------------
           INSURANCE (4.2%)
 130,000   Equitable Companies, Inc...............................................................     6,467,500
  22,300   Executive Risk, Inc....................................................................     1,556,819
 109,800   Hartford Life, Inc. (Class A)..........................................................     4,975,312
  42,000   Marsh & McLennan Companies, Inc........................................................     3,131,625
  32,500   Nationwide Financial Services, Inc. (Class A)..........................................     1,174,062
 100,000   Provident Companies, Inc...............................................................     3,862,500
 100,000   Torchmark Corp.........................................................................     4,206,250
  94,500   Travelers Group, Inc...................................................................     5,091,187
  80,000   UNUM Corp..............................................................................     4,350,000
                                                                                                    ------------
                                                                                                      34,815,255
                                                                                                    ------------
           INTERNET (3.3%)
 100,000   America Online, Inc.*..................................................................     8,918,750
 165,000   Check Point Software Technologies Ltd.* (Israel).......................................     6,723,750

NUMBER OF
 SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------
 200,000   CheckFree Holdings Corp.*..............................................................  $  5,400,000
 250,000   Netscape Communications Corp.*.........................................................     6,062,500
                                                                                                    ------------
                                                                                                      27,105,000
                                                                                                    ------------
           MEDIA GROUP (9.7%)
 121,410   CBS Corp...............................................................................     3,574,007
  67,500   Chancellor Media Corp.*................................................................     5,037,188
  61,600   Clear Channel Communications, Inc.*....................................................     4,893,350
 200,000   Heftel Broadcasting Corp. (Class A)*...................................................     9,350,000
 160,000   Jacor Communications, Inc.*............................................................     8,500,000
  61,000   Lin Television Corp.*..................................................................     3,324,500
 500,000   News Corp., Ltd. (ADR) (Australia).....................................................    11,156,250
 181,687   Outdoor Systems, Inc.*.................................................................     6,972,239
 135,000   Tribune Co.............................................................................     8,403,750
  33,500   Universal Outdoor Holdings, Inc.*......................................................     1,742,000
  66,600   Univision Communications, Inc. (Class A)*..............................................     4,649,513
 300,000   Viacom, Inc. (Class B)*................................................................    12,431,250
                                                                                                    ------------
                                                                                                      80,034,047
                                                                                                    ------------
           MEDICAL SUPPLIES (1.1%)
  84,000   Guidant Corp...........................................................................     5,229,000
 100,000   Mentor Corp............................................................................     3,650,000
  24,000   Somnus Medical Technologies, Inc.*.....................................................       298,500
                                                                                                    ------------
                                                                                                       9,177,500
                                                                                                    ------------
           REAL ESTATE (0.0%)
   3,900   LaSalle Partners, Inc.*................................................................       138,938
   8,500   Trammell Crow Co.*.....................................................................       218,875
                                                                                                    ------------
                                                                                                         357,813
                                                                                                    ------------
           RETAIL (10.1%)
  53,200   Barnes & Noble, Inc.*..................................................................     1,775,550
 170,000   Costco Companies, Inc.*................................................................     7,575,625
 120,000   Dayton-Hudson Corp.....................................................................     8,100,000
 322,500   Family Dollar Stores, Inc..............................................................     9,453,281
 150,000   General Nutrition Companies*...........................................................     5,081,250
 225,000   Hasbro, Inc............................................................................     7,087,500
 112,500   Home Depot, Inc........................................................................     6,623,438
 550,000   Kmart Corp.*...........................................................................     6,359,375
 320,000   Limited (The), Inc.....................................................................     8,160,000
 120,000   Payless ShoeSource, Inc.*..............................................................     8,055,000
 240,000   Proffitt's, Inc.*......................................................................     6,825,000
 200,000   Wal-Mart Stores, Inc...................................................................     7,887,500
                                                                                                    ------------
                                                                                                      82,983,519
                                                                                                    ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER VARIABLE INVESTMENT SERIES - EQUITY
PORTFOLIO OF INVESTMENTS DECEMBER 31, 1997, CONTINUED

NUMBER OF
 SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------
           SEMICONDUCTORS (0.1%)
  40,000   Vitesse Semiconductor Corp.*...........................................................  $  1,510,000
                                                                                                    ------------
           TELECOMMUNICATIONS (2.4%)
 200,000   LCI International, Inc.*...............................................................     6,150,000
 150,000   Pacific Gateway Exchange, Inc.*........................................................     8,062,500
 100,000   Teleport Communications Group Inc.*....................................................     5,487,537
                                                                                                    ------------
                                                                                                      19,700,037
                                                                                                    ------------
           TRANSPORTATION (0.9%)
 125,000   US Airways Group Inc.*.................................................................     7,812,500
                                                                                                    ------------
           UTILITIES (6.9%)
 210,000   Consolidated Edison Co. of New York, Inc...............................................     8,610,000
 150,000   Dominion Resources, Inc................................................................     6,384,375
 160,000   GTE Corp...............................................................................     8,360,000
 265,000   New York State Electric & Gas Corp.....................................................     9,407,500
 280,000   SCANA Corp.............................................................................     8,382,500
 200,000   Texas Utilities Co.....................................................................     8,312,500
 180,000   U.S. West Communications Group, Inc....................................................     8,122,500
                                                                                                    ------------
                                                                                                      57,579,375
                                                                                                    ------------
           TOTAL COMMON STOCKS
           (IDENTIFIED COST $603,563,479).........................................................   731,968,033
                                                                                                    ------------

PRINCIPAL
AMOUNT IN
THOUSANDS
---------
           U.S. GOVERNMENT OBLIGATIONS (8.4%)
$ 59,100   U.S. Treasury Bond 6.375% due 08/15/27.................................................    62,352,273
  23,500   U.S. Treasury Note 0.00% due 11/15/19..................................................     6,294,240
                                                                                                    ------------

           TOTAL U.S. GOVERNMENT OBLIGATIONS
           (IDENTIFIED COST $66,400,693)..........................................................    68,646,513
                                                                                                    ------------

PRINCIPAL
AMOUNT IN
THOUSANDS                                                                                              VALUE
----------------------------------------------------------------------------------------------------------------

           SHORT-TERM INVESTMENTS (3.6%)
           U.S. GOVERNMENT AGENCY (a) (3.6%)
$ 29,300   Federal Home Loan Mortgage Corp. 6.00% due 01/02/98
             (AMORTIZED COST $29,295,117).........................................................  $ 29,295,117
                                                                                                    ------------

           REPURCHASE AGREEMENT (0.0%)
     274   The Bank of New York 3.875% due 01/02/98 (dated 12/31/97; proceeds $274,232) (b)
             (IDENTIFIED COST $274,173)...........................................................       274,173
                                                                                                    ------------

           TOTAL SHORT-TERM INVESTMENTS
           (IDENTIFIED COST $29,569,290)..........................................................    29,569,290
                                                                                                    ------------

TOTAL INVESTMENTS
(IDENTIFIED COST $699,533,462) (c)........................................................  100.9 %   830,183,836

LIABILITIES IN EXCESS OF OTHER ASSETS.....................................................   (0.9)     (7,093,554)
                                                                                            ------  -------------

NET ASSETS................................................................................  100.0 % $ 823,090,282
                                                                                            ------  -------------
                                                                                            ------  -------------

---------------------

ADR  American Depository Receipt.
 *   Non-income producing security.
(a) Security was purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(b) Collateralized by $273,473 U.S. Treasury Note 5.875% due 02/28/99 valued at $279,657.
(c) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $142,629,367 and the aggregate gross unrealized depreciation is $11,978,993, resulting in net unrealized appreciation of $130,650,374.

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER VARIABLE INVESTMENT SERIES - STRATEGIST
PORTFOLIO OF INVESTMENTS DECEMBER 31, 1997

NUMBER OF
 SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------
           COMMON STOCKS (62.5%)
           AEROSPACE & DEFENSE (2.0%)
  62,000   General Motors Corp. (Class H).........................................................  $  2,290,125
  60,500   Honeywell, Inc.........................................................................     4,144,250
  34,868   Raytheon Co. (Class A).................................................................     1,719,468
  63,300   Watkins-Johnson Co.....................................................................     1,641,844
                                                                                                    ------------
                                                                                                       9,795,687
                                                                                                    ------------
           AIRLINES (1.0%)
 100,000   Continental Airlines, Inc. (Class B)*..................................................     4,812,500
                                                                                                    ------------
           ALUMINUM (0.7%)
  52,000   Aluminum Co. of America................................................................     3,659,500
                                                                                                    ------------
           APPLIANCES & HOUSEHOLD DURABLES (0.9%)
 125,000   Maytag Corp............................................................................     4,664,062
                                                                                                    ------------
           AUTOMOTIVE (1.7%)
 122,900   Chrysler Corp..........................................................................     4,324,544
  85,000   Ford Motor Co..........................................................................     4,138,437
                                                                                                    ------------
                                                                                                       8,462,981
                                                                                                    ------------
           BANKS (1.8%)
  64,000   NationsBank Corp.......................................................................     3,892,000
  14,050   Wells Fargo & Co.......................................................................     4,769,097
                                                                                                    ------------
                                                                                                       8,661,097
                                                                                                    ------------
           BANKS - MONEY CENTER (1.5%)
  33,300   Chase Manhattan Corp...................................................................     3,646,350
  30,000   Citicorp...............................................................................     3,793,125
                                                                                                    ------------
                                                                                                       7,439,475
                                                                                                    ------------
           BEVERAGES - SOFT DRINKS (0.8%)
 104,900   PepsiCo, Inc...........................................................................     3,822,294
                                                                                                    ------------
           CABLE & TELECOMMUNICATIONS (1.0%)
 170,000   U.S. West Media Group, Inc.*...........................................................     4,908,750
                                                                                                    ------------
           CHEMICALS (1.8%)
  45,800   Dow Chemical Co........................................................................     4,648,700
 104,200   Monsanto Co............................................................................     4,376,400
                                                                                                    ------------
                                                                                                       9,025,100
                                                                                                    ------------
           COMMUNICATIONS EQUIPMENT (2.4%)
  76,650   Cisco Systems, Inc.*...................................................................     4,273,237
  46,400   Lucent Technologies, Inc...............................................................     3,706,200
  72,100   Tellabs, Inc.*.........................................................................     3,798,769
                                                                                                    ------------
                                                                                                      11,778,206
                                                                                                    ------------

NUMBER OF
 SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------
           COMPUTER EQUIPMENT (1.1%)
  42,500   Dell Computer Corp.*...................................................................  $  3,570,000
 104,200   Seagate Technology, Inc.*..............................................................     2,005,850
                                                                                                    ------------
                                                                                                       5,575,850
                                                                                                    ------------
           COMPUTER SOFTWARE (0.8%)
  30,300   Microsoft Corp.*.......................................................................     3,914,381
                                                                                                    ------------
           COMPUTERS (2.4%)
  91,600   Diebold, Inc...........................................................................     4,637,250
 114,000   Gateway 2000, Inc.*....................................................................     3,719,250
  92,900   Sun Microsystems, Inc.*................................................................     3,704,387
                                                                                                    ------------
                                                                                                      12,060,887
                                                                                                    ------------
           ELECTRIC - MAJOR (0.9%)
  59,200   General Electric Co....................................................................     4,343,800
                                                                                                    ------------
           ENTERTAINMENT/GAMING (0.7%)
 149,000   Mirage Resorts, Inc.*..................................................................     3,389,750
                                                                                                    ------------
           FINANCIAL SERVICES (2.8%)
  50,000   American Express Co....................................................................     4,462,500
  87,300   Fannie Mae.............................................................................     4,981,556
  83,850   Travelers Group, Inc...................................................................     4,517,419
                                                                                                    ------------
                                                                                                      13,961,475
                                                                                                    ------------
           FOODS (1.8%)
  60,300   General Mills, Inc.....................................................................     4,318,987
  95,000   Kellogg Co.............................................................................     4,714,375
                                                                                                    ------------
                                                                                                       9,033,362
                                                                                                    ------------
           HEALTHCARE - HMOS (0.7%)
 175,000   Humana, Inc.*..........................................................................     3,631,250
                                                                                                    ------------
           HOUSEHOLD PRODUCTS (0.9%)
  57,800   Colgate-Palmolive Co...................................................................     4,248,300
                                                                                                    ------------
           INSURANCE (2.6%)
  41,500   Ace, Ltd. (Bermuda)....................................................................     4,004,750
  38,500   American International Group, Inc......................................................     4,186,875
  96,000   Equitable Companies, Inc...............................................................     4,776,000
                                                                                                    ------------
                                                                                                      12,967,625
                                                                                                    ------------
           INTERNET (0.9%)
  50,300   America Online, Inc.*..................................................................     4,486,131
                                                                                                    ------------
           MEDIA GROUP (1.0%)
  64,500   Clear Channel Communications, Inc.*....................................................     5,123,719
                                                                                                    ------------
           OIL - DOMESTIC (0.8%)
  48,300   Atlantic Richfield Co..................................................................     3,870,037
                                                                                                    ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER VARIABLE INVESTMENT SERIES - STRATEGIST
PORTFOLIO OF INVESTMENTS DECEMBER 31, 1997, CONTINUED

NUMBER OF
 SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------
           OIL INTEGRATED - DOMESTIC (1.5%)
  68,000   Amerada Hess Corp......................................................................  $  3,731,500
 151,000   Union Pacific Resources Group, Inc.....................................................     3,661,750
                                                                                                    ------------
                                                                                                       7,393,250
                                                                                                    ------------
           OIL INTEGRATED - INTERNATIONAL (3.1%)
  64,200   Exxon Corp.............................................................................     3,928,237
  55,200   Mobil Corp.............................................................................     3,984,750
  72,300   Royal Dutch Petroleum Co. (ADR) (Netherlands)..........................................     3,917,756
  65,700   Texaco, Inc............................................................................     3,572,437
                                                                                                    ------------
                                                                                                      15,403,180
                                                                                                    ------------
           PAPER PRODUCTS (1.3%)
  82,400   Bowater, Inc...........................................................................     3,661,650
  64,200   Champion International Corp............................................................     2,909,062
                                                                                                    ------------
                                                                                                       6,570,712
                                                                                                    ------------
           PHARMACEUTICALS (4.3%)
  64,300   Abbott Laboratories....................................................................     4,215,669
  56,300   American Home Products Corp............................................................     4,306,950
  68,400   Johnson & Johnson......................................................................     4,505,850
  66,600   Lilly (Eli) & Co.......................................................................     4,637,025
  29,100   Warner-Lambert Co......................................................................     3,608,400
                                                                                                    ------------
                                                                                                      21,273,894
                                                                                                    ------------
           PROPERTY - CASUALTY INSURANCE (0.9%)
  58,000   Chubb Corp.............................................................................     4,386,250
                                                                                                    ------------
           RETAIL (0.8%)
  77,300   May Department Stores Co...............................................................     4,072,744
                                                                                                    ------------
           RETAIL - DEPARTMENT STORES (0.6%)
 265,000   Kmart Corp.*...........................................................................     3,064,062
                                                                                                    ------------
           RETAIL - SPECIALTY (4.5%)
 122,400   Bed Bath & Beyond, Inc.*...............................................................     4,697,100
 106,000   Costco Companies, Inc.*................................................................     4,723,625
 190,000   Eagle Hardware & Garden, Inc.*.........................................................     3,681,250
  76,300   Home Depot, Inc........................................................................     4,492,163
  68,300   Payless ShoeSource, Inc.*..............................................................     4,584,638
                                                                                                    ------------
                                                                                                      22,178,776
                                                                                                    ------------
           RETAIL - SPECIALTY APPAREL (2.7%)
 125,700   Gap, Inc...............................................................................     4,454,494
 170,000   Limited (The), Inc.....................................................................     4,335,000
 163,000   Wet Seal, Inc. (Class A)*..............................................................     4,808,500
                                                                                                    ------------
                                                                                                      13,597,994
                                                                                                    ------------

NUMBER OF
 SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------
           SAVINGS & LOAN ASSOCIATIONS (1.7%)
  46,000   Golden West Financial Corp.............................................................  $  4,499,375
  60,300   Washington Mutual, Inc.................................................................     3,844,125
                                                                                                    ------------
                                                                                                       8,343,500
                                                                                                    ------------
           SEMICONDUCTOR EQUIPMENT (1.9%)
  79,000   Altera Corp.*..........................................................................     2,616,875
  80,800   Applied Materials, Inc.*...............................................................     2,429,050
  56,500   KLA-Tencor Corp.*......................................................................     2,178,781
  71,700   Teradyne, Inc.*........................................................................     2,294,400
                                                                                                    ------------
                                                                                                       9,519,106
                                                                                                    ------------
           SEMICONDUCTORS (1.2%)
  45,000   Intel Corp.............................................................................     3,158,438
 113,000   Micron Technology, Inc.*...............................................................     2,938,000
                                                                                                    ------------
                                                                                                       6,096,438
                                                                                                    ------------
           SHOES (0.6%)
  79,500   Nike, Inc. (Class B)...................................................................     3,120,375
                                                                                                    ------------
           STEEL & IRON (0.8%)
  78,600   Nucor Corp.............................................................................     3,797,363
                                                                                                    ------------
           TELECOMMUNICATIONS (1.8%)
 175,000   Frontier Corp..........................................................................     4,210,938
 191,000   Winstar Communications, Inc.*..........................................................     4,763,063
                                                                                                    ------------
                                                                                                       8,974,001
                                                                                                    ------------
           TOBACCO (0.9%)
 100,000   Philip Morris Companies, Inc...........................................................     4,531,250
                                                                                                    ------------
           TRUCKERS (0.6%)
 126,600   Yellow Corp.*..........................................................................     3,172,913
                                                                                                    ------------
           WHOLESALE DISTRIBUTOR (0.3%)
  95,000   CHS Electronics, Inc.*.................................................................     1,591,250
                                                                                                    ------------

           TOTAL COMMON STOCKS
           (IDENTIFIED COST $277,707,969).........................................................   310,723,277
                                                                                                    ------------

PRINCIPAL
 AMOUNT
   IN
THOUSANDS
--------
          CORPORATE BONDS (10.1%)
          AEROSPACE & DEFENSE (0.2%)
$ 1,000   Raytheon Co.
            7.20% due 08/15/27....................................................................     1,045,880
                                                                                                    ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER VARIABLE INVESTMENT SERIES - STRATEGIST
PORTFOLIO OF INVESTMENTS DECEMBER 31, 1997, CONTINUED

PRINCIPAL
 AMOUNT
   IN
THOUSANDS                                                                                              VALUE
----------------------------------------------------------------------------------------------------------------
          BANKS (0.8%)
$ 1,000   Central Fidelity Capital I, Inc. (Series A)
            6.758%+ due 04/15/27..................................................................  $  1,018,930
  1,000   Norwest Financial, Inc.
            6.20% due 02/15/01....................................................................     1,000,670
  2,000   St. Paul Bancorp, Inc.
            7.125% due 02/15/04...................................................................     2,047,580
                                                                                                    ------------
                                                                                                       4,067,180
                                                                                                    ------------
          BANKS - REGIONAL (0.4%)
  2,000   Firstar Bank Milwaukee
            6.25% due 12/01/02....................................................................     2,005,000
                                                                                                    ------------
          BROKERAGE (1.6%)
  2,000   Bear Stearns Co., Inc.
            6.75% due 12/15/07....................................................................     2,010,660
  2,000   Lehman Brothers Holdings, Inc. (Series E)
            6.50% due 07/18/00....................................................................     2,010,840
  2,000   Paine Webber Group, Inc.
            6.79% due 10/04/04....................................................................     2,029,940
  2,000   Salomon, Inc.
            6.65% due 07/15/01....................................................................     2,022,640
                                                                                                    ------------
                                                                                                       8,074,080
                                                                                                    ------------
          CABLE & TELECOMMUNICATIONS (0.2%)
  1,000   TCI Communications, Inc.
            8.75% due 08/01/15....................................................................     1,157,910
                                                                                                    ------------
          FINANCE - CONSUMER (0.3%)
  1,500   Commercial Credit Co.
            6.50% due 06/01/05....................................................................     1,503,180
                                                                                                    ------------
          FINANCIAL SERVICES (3.1%)
  3,000   Advanta National Bank
            5.98% due 02/10/98....................................................................     2,999,460
  2,000   Arkwright CSN Trust - 144A**
            9.625% due 08/15/26...................................................................     2,345,000
  3,000   Centura Capital Trust I - 144A**
            8.845% due 06/01/27...................................................................     3,333,750
  3,000   Markel Capital Trust I (Series B)
            8.71% due 01/01/46....................................................................     3,269,550
  1,000   MBIA Inc.
            7.15% due 07/15/27....................................................................     1,052,760
  2,000   Orion Capital Trust I
            8.73% due 01/01/37....................................................................     2,180,000
                                                                                                    ------------
                                                                                                      15,180,520
                                                                                                    ------------
          METALS & MINING (0.4%)
  2,000   Placer Dome, Inc. (Canada)
            8.50% due 12/31/45....................................................................     1,897,500
                                                                                                    ------------

PRINCIPAL
 AMOUNT
   IN
THOUSANDS                                                                                              VALUE
----------------------------------------------------------------------------------------------------------------
          MISCELLANEOUS (0.4%)
$ 1,000   Northrop-Grumman Corp.
            7.875% due 03/01/26...................................................................  $  1,116,740
  1,000   Solutia, Inc.
            7.375% due 10/15/27...................................................................     1,034,060
                                                                                                    ------------
                                                                                                       2,150,800
                                                                                                    ------------
          OIL & GAS (0.4%)
  2,000   Noble Affiliates, Inc.
            7.25% due 08/01/97....................................................................     2,006,520
                                                                                                    ------------
          OIL INTEGRATED - DOMESTIC (0.4%)
  1,950   Mitchell Energy & Development Corp.
            6.75% due 02/15/04....................................................................     1,956,845
                                                                                                    ------------
          REAL ESTATE (0.4%)
  2,000   Crescent Real Estate Equities Co. - 144A**
            6.625% due 09/15/02...................................................................     1,997,440
                                                                                                    ------------
          RETAIL - DEPARTMENT STORES (0.6%)
  2,500   Shopko Stores, Inc.
            8.50% due 03/15/02....................................................................     2,661,600
                                                                                                    ------------
          RETAIL - SPECIALTY (0.4%)
  2,000   Staples, Inc.
            7.125% due 08/15/07...................................................................     2,041,580
                                                                                                    ------------
          UTILITIES - TELEPHONE (0.3%)
  1,000   GTE Corp.
            8.75% due 11/01/21....................................................................     1,201,820
                                                                                                    ------------
          WASTE MANAGEMENT (0.2%)
  1,000   USA Waste Services, Inc.
            6.50% due 12/15/02....................................................................     1,000,000
                                                                                                    ------------

          TOTAL CORPORATE BONDS
          (IDENTIFIED COST $48,709,691)...........................................................    49,947,855
                                                                                                    ------------

          U.S. GOVERNMENT & AGENCY OBLIGATIONS (10.7%)
  3,000   Federal Home Loan Mortgage Corp.
            6.943% due 03/21/07...................................................................     3,183,570
  1,000   U.S. Treasury Bond
            6.375% due 08/15/27...................................................................     1,055,030
  5,000   U.S. Treasury Bond
            6.625% due 02/15/27...................................................................     5,429,200
 10,000   U.S. Treasury Note
            5.00% due 01/31/98....................................................................     9,994,500
  3,000   U.S. Treasury Note
            5.125% due 02/28/98...................................................................     2,997,780

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER VARIABLE INVESTMENT SERIES - STRATEGIST
PORTFOLIO OF INVESTMENTS DECEMBER 31, 1997, CONTINUED

PRINCIPAL
 AMOUNT
   IN
THOUSANDS                                                                                              VALUE
----------------------------------------------------------------------------------------------------------------
$ 4,000   U.S. Treasury Note
            5.875% due 02/28/99...................................................................  $  4,011,040
  2,000   U.S. Treasury Note
            6.375% due 05/15/99...................................................................     2,018,440
    500   U.S. Treasury Note
            6.50% due 04/30/99....................................................................       505,470
  7,000   U.S. Treasury Note
            6.875% due 08/31/99...................................................................     7,131,670
  5,000   U.S. Treasury Note
            6.875% due 03/31/00...................................................................     5,124,500
 11,000   U.S. Treasury Note
            6.875% due 05/15/06...................................................................    11,771,430
                                                                                                    ------------

          TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
          (IDENTIFIED COST $52,998,860)...........................................................    53,222,630
                                                                                                    ------------

          SHORT-TERM INVESTMENTS (16.3%)
          U.S. GOVERNMENT AGENCIES (a) (16.2%)
 30,000   Federal Home Loan Banks 5.75-5.80% due 01/02/98-01/07/98................................    29,977,456
 50,825   Federal National Mortgage Association 5.72-5.73% due 01/08/98-01/13/98..................    50,743,012
                                                                                                    ------------

          TOTAL U.S. GOVERNMENT AGENCIES
          (AMORTIZED COST $80,720,468)............................................................    80,720,468
                                                                                                    ------------

PRINCIPAL
 AMOUNT
   IN
THOUSANDS                                                                                              VALUE
----------------------------------------------------------------------------------------------------------------

          REPURCHASE AGREEMENT (0.1%)
$   461   The Bank of New York 3.875% due 01/02/98 (dated 12/31/97; proceeds $460,749) (b)
            (IDENTIFIED COST $460,650)............................................................  $    460,650
                                                                                                    ------------

          TOTAL SHORT-TERM INVESTMENTS
          (IDENTIFIED COST $81,181,118)...........................................................    81,181,118
                                                                                                    ------------

TOTAL INVESTMENTS
(IDENTIFIED COST $460,597,638) (C)........................................................   99.6 %   495,074,880

OTHER ASSETS IN EXCESS OF LIABILITIES.....................................................    0.4       1,953,265
                                                                                            ------  -------------

NET ASSETS................................................................................  100.0 % $ 497,028,145
                                                                                            ------  -------------
                                                                                            ------  -------------

---------------------

 *   Non-income producing security.
**   Resale is restricted to qualified institutional investors.
 + Floating rate security. Coupon rate shown is the rate in effect at December 31, 1997.
(a) Securities were purchased on a discount basis. The interest rates shown have been adjusted to reflect a money market equivalent yield.
(b) Collateralized by $459,575 U.S. Treasury Note 5.875% due 08/31/99 valued at $469,863.
(c) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $52,453,509 and the aggregate gross unrealized depreciation is $17,976,267, resulting in net unrealized appreciation of $34,477,242.

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER VARIABLE INVESTMENT SERIES
FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 1997

                                   MONEY         QUALITY           HIGH                          INCOME
                                   MARKET      INCOME PLUS        YIELD         UTILITIES        BUILDER
----------------------------------------------------------------------------------------------------------
ASSETS:
Investments in securities, at
  value *.....................  $335,393,493  $  470,339,601  $  367,556,450  $  456,474,943   $55,572,428
Cash..........................        11,373        --             2,298,669          25,000       --
Receivable for:
    Investments sold..........       --             --              --              --             --
    Shares of beneficial
      interest sold...........       264,484         108,023         366,216          85,475       223,206
    Dividends.................       --             --              --             1,065,120        91,817
    Interest..................       688,162       6,934,333       8,114,681         918,812       404,511
    Foreign withholding taxes
      reclaimed...............       --             --              --              --             --
Receivable from affiliate.....       --             --              --              --              16,403
Prepaid expenses and other
  assets......................         3,212           6,229           4,788           5,905       --
                                ------------  --------------  --------------  --------------   -----------
     TOTAL ASSETS.............   336,360,724     477,388,186     378,340,804     458,575,255    56,308,365
                                ------------  --------------  --------------  --------------   -----------
LIABILITIES:
Written call options
  outstanding, at value.......       --             --              --              --             --
Payable for:
    Investments purchased.....       --            1,989,458      10,000,000        --             831,962
    Shares of beneficial
      interest repurchased....       583,989         140,351          76,514         137,901         2,392
    Investment management
      fee.....................       154,313         213,451         162,642         259,020        30,070
Accrued expenses and other
  payables....................        44,273          55,418          40,377          44,078        21,108
                                ------------  --------------  --------------  --------------   -----------
     TOTAL LIABILITIES........       782,575       2,398,678      10,279,533         440,999       885,532
                                ------------  --------------  --------------  --------------   -----------
NET ASSETS:
Paid-in-capital...............   335,578,084     475,844,420     450,437,980     293,549,661    51,578,863
Accumulated undistributed net
  investment income (loss)....            65             148         294,896              53            41
Accumulated undistributed net
  realized gain (loss)........       --          (23,243,545)    (63,345,465)     24,234,386       773,374
Net unrealized appreciation
  (depreciation)..............       --           22,388,485     (19,326,140)    140,350,156     3,070,555
                                ------------  --------------  --------------  --------------   -----------
     NET ASSETS...............  $335,578,149  $  474,989,508  $  368,061,271  $  458,134,256   $55,422,833
                                ------------  --------------  --------------  --------------   -----------
                                ------------  --------------  --------------  --------------   -----------
     *IDENTIFIED COST.........  $335,393,493  $  447,951,116  $  386,882,590  $  316,124,787   $52,501,873
                                ------------  --------------  --------------  --------------   -----------
                                ------------  --------------  --------------  --------------   -----------
     SHARES OF BENEFICIAL
     INTEREST OUTSTANDING.....   335,578,084      44,123,343      60,135,547      24,650,021     4,711,055
                                ------------  --------------  --------------  --------------   -----------
                                ------------  --------------  --------------  --------------   -----------
NET ASSET VALUE PER SHARE
(UNLIMITED AUTHORIZED SHARES
OF $.01 PAR VALUE)............         $1.00          $10.77           $6.12          $18.59        $11.76
                                ------------  --------------  --------------  --------------   -----------
                                ------------  --------------  --------------  --------------   -----------
------------------
**   Includes foreign cash of $86,512 and $21,164, respectively.
***  Premiums received $267,260.

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER VARIABLE INVESTMENT SERIES
FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 1997
                                                                 GLOBAL
                                   DIVIDEND       CAPITAL       DIVIDEND      EUROPEAN       PACIFIC       CAPITAL
                                    GROWTH         GROWTH        GROWTH        GROWTH         GROWTH     APPRECIATION    EQUITY
----------------------------------------------------------------------------------------------------------------------------------
ASSETS:
Investments in securities, at
  value *.....................  $1,898,267,697  $137,179,616  $478,597,892  $390,490,656   $ 68,662,387  $32,208,002  $830,183,836
Cash..........................        --             --            523,453       388,583**      633,493**     --           --
Receivable for:
    Investments sold..........       8,697,540        79,847     2,185,527       108,123         18,543      --          6,472,342
    Shares of beneficial
      interest sold...........         881,113        96,973       205,562        89,352         17,550       97,011       344,355
    Dividends.................       3,448,301        46,525       856,401       445,269         85,864        3,476       269,590
    Interest..................         883,340            22         3,856         6,509         37,726           16     1,423,127
    Foreign withholding taxes
      reclaimed...............        --             --            394,518       600,133        --           --            --
Receivable from affiliate.....        --             --            --            --             --            18,086       --
Prepaid expenses and other
  assets......................          12,994           948         4,229           506            762            6         4,430
                                --------------  ------------  ------------  ------------   ------------  -----------  ------------
     TOTAL ASSETS.............   1,912,190,985   137,403,931   482,771,438   392,129,131     69,456,325   32,326,597   838,697,680
                                --------------  ------------  ------------  ------------   ------------  -----------  ------------
LIABILITIES:
Written call options
  outstanding, at value.......        --             --            --            --             265,000***     --          --
Payable for:
    Investments purchased.....       3,699,280    10,102,470       503,943       150,204         26,579      --         14,981,760
    Shares of beneficial
      interest repurchased....       1,618,588        97,925       196,846        54,746         71,631        2,600       220,523
    Investment management
      fee.....................         885,557        73,534       323,656       350,605         64,413      --            357,209
Accrued expenses and other
  payables....................          81,802        29,926       133,533       132,323        125,165       18,086        47,906
                                --------------  ------------  ------------  ------------   ------------  -----------  ------------
     TOTAL LIABILITIES........       6,285,227    10,303,855     1,157,978       687,878        552,788       20,686    15,607,398
                                --------------  ------------  ------------  ------------   ------------  -----------  ------------
NET ASSETS:
Paid-in-capital...............   1,289,995,423    96,754,405   405,875,384   266,541,003    116,472,573   30,969,777   579,416,117
Accumulated undistributed net
  investment income (loss)....             141         9,662       (74,436)    5,394,724      2,054,796      209,858       --
Accumulated undistributed net
  realized gain (loss)........     185,014,381     8,843,005    47,370,806    30,237,204    (26,966,368)    (257,864)  113,023,791
Net unrealized appreciation
  (depreciation)..............     430,895,813    21,493,004    28,441,706    89,268,322    (22,657,464)   1,384,140   130,650,374
                                --------------  ------------  ------------  ------------   ------------  -----------  ------------
     NET ASSETS...............  $1,905,905,758  $127,100,076  $481,613,460  $391,441,253   $ 68,903,537  $32,305,911  $823,090,282
                                --------------  ------------  ------------  ------------   ------------  -----------  ------------
                                --------------  ------------  ------------  ------------   ------------  -----------  ------------
     *IDENTIFIED COST.........  $1,467,371,884  $115,686,612  $450,139,081  $301,199,765   $ 91,320,929  $30,823,862  $699,533,462
                                --------------  ------------  ------------  ------------   ------------  -----------  ------------
                                --------------  ------------  ------------  ------------   ------------  -----------  ------------
     SHARES OF BENEFICIAL
     INTEREST OUTSTANDING.....      88,256,107     6,947,418    34,680,608    16,628,832     11,264,299    2,854,685    24,511,800
                                --------------  ------------  ------------  ------------   ------------  -----------  ------------
                                --------------  ------------  ------------  ------------   ------------  -----------  ------------
NET ASSET VALUE PER SHARE
(UNLIMITED AUTHORIZED SHARES
OF $.01 PAR VALUE)............          $21.60        $18.29        $13.89        $23.54          $6.12       $11.32        $33.58
                                --------------  ------------  ------------  ------------   ------------  -----------  ------------
                                --------------  ------------  ------------  ------------   ------------  -----------  ------------


                                 STRATEGIST
------------------------------
ASSETS:
Investments in securities, at
  value *.....................  $495,074,880
Cash..........................       --
Receivable for:
    Investments sold..........       --
    Shares of beneficial
      interest sold...........       107,575
    Dividends.................       267,318
    Interest..................     2,016,790
    Foreign withholding taxes
      reclaimed...............       --
Receivable from affiliate.....       --
Prepaid expenses and other
  assets......................         6,635
                                ------------
     TOTAL ASSETS.............   497,473,198
                                ------------
LIABILITIES:
Written call options
  outstanding, at value.......       --
Payable for:
    Investments purchased.....       --
    Shares of beneficial
      interest repurchased....       173,615
    Investment management
      fee.....................       222,817
Accrued expenses and other
  payables....................        48,621
                                ------------
     TOTAL LIABILITIES........       445,053
                                ------------
NET ASSETS:
Paid-in-capital...............   410,247,461
Accumulated undistributed net
  investment income (loss)....            62
Accumulated undistributed net
  realized gain (loss)........    52,303,380
Net unrealized appreciation
  (depreciation)..............    34,477,242
                                ------------
     NET ASSETS...............  $497,028,145
                                ------------
                                ------------
     *IDENTIFIED COST.........  $460,597,638
                                ------------
                                ------------
     SHARES OF BENEFICIAL
     INTEREST OUTSTANDING.....    33,589,395
                                ------------
                                ------------
NET ASSET VALUE PER SHARE
(UNLIMITED AUTHORIZED SHARES
OF $.01 PAR VALUE)............        $14.80
                                ------------
                                ------------

DEAN WITTER VARIABLE INVESTMENT SERIES
FINANCIAL STATEMENTS, CONTINUED

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 1997
                                                  QUALITY
                                    MONEY         INCOME           HIGH                          INCOME
                                   MARKET          PLUS            YIELD         UTILITIES      BUILDER*
----------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:

INCOME
Interest......................  $  19,856,775  $  33,318,522   $  39,904,178   $   3,537,001   $   735,605
Dividends.....................       --             --              --            13,784,320**     600,057**
                                -------------  -------------   -------------   -------------   -----------
     TOTAL INCOME.............     19,856,775     33,318,522      39,904,178      17,321,321     1,335,662
                                -------------  -------------   -------------   -------------   -----------
EXPENSES
Investment management fee.....      1,764,304      2,301,725       1,539,080       2,710,383       170,282
Professional fees.............         28,271         31,458          29,468          30,153        18,848
Custodian fees................         20,977         53,009          26,126          28,366        26,715
Shareholder reports and
  notices.....................         23,726         25,683          19,691          26,668         5,343
Trustees' fees and expenses...          1,353          3,091             945           1,832            38
Transfer agent fees and
  expenses....................            500            500             500             500           500
Other.........................          4,373         12,525          10,618           7,024         2,107
                                -------------  -------------   -------------   -------------   -----------
     TOTAL EXPENSES...........      1,843,504      2,427,991       1,626,428       2,804,926       223,833
Less: amounts
  waived/assumed..............       --             --              --              --            (189,050)
                                -------------  -------------   -------------   -------------   -----------
     NET EXPENSES.............      1,843,504      2,427,991       1,626,428       2,804,926        34,783
                                -------------  -------------   -------------   -------------   -----------
     NET INVESTMENT INCOME....     18,013,271     30,890,531      38,277,750      14,516,395     1,300,879
                                -------------  -------------   -------------   -------------   -----------
NET REALIZED AND UNREALIZED
GAIN (LOSS):
Net realized gain (loss) on:
    Investments...............       --            4,211,639         184,126      24,274,209       773,374
    Options written...........       --             --              --              --             --
    Foreign exchange
      transactions............       --             --              --              --             --
                                -------------  -------------   -------------   -------------   -----------
     NET GAIN (LOSS)..........       --            4,211,639         184,126      24,274,209       773,374
                                -------------  -------------   -------------   -------------   -----------
Net change in unrealized
  appreciation/ depreciation
  on:
    Investments...............       --           12,724,498      (2,939,937)     61,888,240     3,070,555
    Translation of forward
      foreign currency
      contracts, other assets
      and liabilities
      denominated in foreign
      currencies..............       --             --              --              --             --
                                -------------  -------------   -------------   -------------   -----------
     NET APPRECIATION
     (DEPRECIATION)...........       --           12,724,498      (2,939,937)     61,888,240     3,070,555
                                -------------  -------------   -------------   -------------   -----------
     NET GAIN (LOSS)..........       --           16,936,137      (2,755,811)     86,162,449     3,843,929
                                -------------  -------------   -------------   -------------   -----------
NET INCREASE (DECREASE).......  $  18,013,271  $  47,826,668   $  35,521,939   $ 100,678,844   $ 5,144,808
                                -------------  -------------   -------------   -------------   -----------
                                -------------  -------------   -------------   -------------   -----------
------------------
 *   For the period January 21, 1997 (commencement of operations) through
     December 31, 1997.
**   Net of $129,452, $107, $139,529, $1,492, $1,056,020, $1,203,783, $205,546
     and $21,722 foreign withholding tax, respectively.

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER VARIABLE INVESTMENT SERIES
FINANCIAL STATEMENTS, CONTINUED

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 1997
                                                                 GLOBAL
                                  DIVIDEND       CAPITAL        DIVIDEND      EUROPEAN        PACIFIC         CAPITAL
                                   GROWTH         GROWTH         GROWTH        GROWTH         GROWTH       APPRECIATION*
------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:

INCOME
Interest......................  $  3,324,923   $    434,870   $    451,996   $   571,504   $     180,552   $    196,097
Dividends.....................    38,767,567**      338,223**    9,977,541**   7,167,296**     2,839,959**       13,761
                                ------------   ------------   ------------   -----------   -------------   -------------
     TOTAL INCOME.............    42,092,490        773,093     10,429,537     7,738,800       3,020,511        209,858
                                ------------   ------------   ------------   -----------   -------------   -------------
EXPENSES
Investment management fee.....     8,563,208        698,171      3,183,049     3,589,371       1,195,454        120,968
Professional fees.............        29,499         27,933         32,299        33,728          32,670         20,713
Custodian fees................        79,729         26,653        323,336       352,078         453,370         11,870
Shareholder reports and
  notices.....................       108,128          5,935         29,232        25,051          12,722          2,911
Trustees' fees and expenses...         5,580            245          1,173           944             465              4
Transfer agent fees and
  expenses....................           500            500            500           500             500            500
Other.........................        10,993          3,674         10,349        19,319          22,168        --
                                ------------   ------------   ------------   -----------   -------------   -------------
     TOTAL EXPENSES...........     8,797,637        763,111      3,579,938     4,020,991       1,717,349        156,966
Less: amounts
  waived/assumed..............       --             --             --            --             --             (156,966)
                                ------------   ------------   ------------   -----------   -------------   -------------
     NET EXPENSES.............     8,797,637        763,111      3,579,938     4,020,991       1,717,349        --
                                ------------   ------------   ------------   -----------   -------------   -------------
     NET INVESTMENT INCOME....    33,294,853          9,982      6,849,599     3,717,809       1,303,162        209,858
                                ------------   ------------   ------------   -----------   -------------   -------------
NET REALIZED AND UNREALIZED
GAIN (LOSS):
Net realized gain (loss) on:
    Investments...............   187,796,245      9,166,337     48,913,165    31,694,166     (18,184,858)      (257,864)
    Options written...........       --             --             --            --               67,380        --
    Foreign exchange
      transactions............       --             --             (68,992)    2,021,800        (272,769)       --
                                ------------   ------------   ------------   -----------   -------------   -------------
     NET GAIN (LOSS)..........   187,796,245      9,166,337     48,844,173    33,715,966     (18,390,247)      (257,864)
                                ------------   ------------   ------------   -----------   -------------   -------------
Net change in unrealized
  appreciation/ depreciation
  on:
    Investments...............   131,882,494     11,601,734    (13,055,989)   15,515,742     (29,854,379)     1,384,140
    Translation of forward
      foreign currency
      contracts, other assets
      and liabilities
      denominated in foreign
      currencies..............       --             --             (27,162)      (28,740)            218        --
                                ------------   ------------   ------------   -----------   -------------   -------------
     NET APPRECIATION
     (DEPRECIATION)...........   131,882,494     11,601,734    (13,083,151)   15,487,002     (29,854,161)     1,384,140
                                ------------   ------------   ------------   -----------   -------------   -------------
     NET GAIN (LOSS)..........   319,678,739     20,768,071     35,761,022    49,202,968     (48,244,408)     1,126,276
                                ------------   ------------   ------------   -----------   -------------   -------------
NET INCREASE (DECREASE).......  $352,973,592   $ 20,778,053   $ 42,610,621   $52,920,777   $ (46,941,246)  $  1,336,134
                                ------------   ------------   ------------   -----------   -------------   -------------
                                ------------   ------------   ------------   -----------   -------------   -------------


                                   EQUITY       STRATEGIST
------------------------------
INVESTMENT INCOME:
INCOME
Interest......................  $   3,150,825  $ 13,603,014
Dividends.....................      4,283,552**    3,428,837
                                -------------  ------------
     TOTAL INCOME.............      7,434,377    17,031,851
                                -------------  ------------
EXPENSES
Investment management fee.....      3,306,222     2,361,054
Professional fees.............         25,700        28,272
Custodian fees................         50,311        32,189
Shareholder reports and
  notices.....................         42,469        25,720
Trustees' fees and expenses...          1,704         1,177
Transfer agent fees and
  expenses....................            500           500
Other.........................          6,838         7,410
                                -------------  ------------
     TOTAL EXPENSES...........      3,433,744     2,456,322
Less: amounts
  waived/assumed..............       --             --
                                -------------  ------------
     NET EXPENSES.............      3,433,744     2,456,322
                                -------------  ------------
     NET INVESTMENT INCOME....      4,000,633    14,575,529
                                -------------  ------------
NET REALIZED AND UNREALIZED
GAIN (LOSS):
Net realized gain (loss) on:
    Investments...............    114,548,760    52,520,724
    Options written...........       --             --
    Foreign exchange
      transactions............       --             --
                                -------------  ------------
     NET GAIN (LOSS)..........    114,548,760    52,520,724
                                -------------  ------------
Net change in unrealized
  appreciation/ depreciation
  on:
    Investments...............     87,770,605    (8,667,550)
    Translation of forward
      foreign currency
      contracts, other assets
      and liabilities
      denominated in foreign
      currencies..............       --             --
                                -------------  ------------
     NET APPRECIATION
     (DEPRECIATION)...........     87,770,605    (8,667,550)
                                -------------  ------------
     NET GAIN (LOSS)..........    202,319,365    43,853,174
                                -------------  ------------
NET INCREASE (DECREASE).......  $ 206,319,998  $ 58,428,703
                                -------------  ------------
                                -------------  ------------

DEAN WITTER VARIABLE INVESTMENT SERIES
FINANCIAL STATEMENTS, CONTINUED

STATEMENTS OF CHANGES IN NET ASSETS

                                                                       QUALITY INCOME PLUS
                                         MONEY MARKET             ------------------------------
                                -------------------------------   FOR THE YEAR
                                 FOR THE YEAR     FOR THE YEAR        ENDED        FOR THE YEAR
                                ENDED DECEMBER   ENDED DECEMBER   DECEMBER 31,    ENDED DECEMBER
                                   31, 1997         31, 1996          1997           31, 1996
------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET
ASSETS:

OPERATIONS:
Net investment income.........  $  18,013,271    $  14,442,540    $ 30,890,531    $  32,950,563
Net realized gain.............       --               --             4,211,639       (2,603,573)
Net change in unrealized
  appreciation/depreciation...       --               --            12,724,498      (24,916,368)
                                --------------   --------------   -------------   --------------
     NET INCREASE.............     18,013,271       14,442,540      47,826,668        5,430,622
                                --------------   --------------   -------------   --------------
DIVIDENDS AND DISTRIBUTIONS
FROM:
Net investment income.........    (18,013,450)     (14,442,318)    (30,957,912)     (33,491,200)
Net realized gain.............       --               --               --              --
                                --------------   --------------   -------------   --------------
     TOTAL....................    (18,013,450)     (14,442,318)    (30,957,912)     (33,491,200)
                                --------------   --------------   -------------   --------------
TRANSACTIONS IN SHARES OF
BENEFICIAL INTEREST:
Net proceeds from sales.......    186,625,741      199,781,437      20,704,612       18,363,915
Reinvestment of dividends and
  distributions...............     18,013,450       14,442,318      30,957,912       33,491,200
Cost of shares repurchased....   (209,298,904)    (123,772,522)    (68,201,984)     (69,712,880)
                                --------------   --------------   -------------   --------------
     NET INCREASE
     (DECREASE)...............     (4,659,713)      90,451,233     (16,539,460)     (17,857,765)
                                --------------   --------------   -------------   --------------
     TOTAL INCREASE
     (DECREASE)...............     (4,659,892)      90,451,455         329,296      (45,918,343)
NET ASSETS:
Beginning of period...........    340,238,041      249,786,586     474,660,212      520,578,555
                                --------------   --------------   -------------   --------------
     END OF PERIOD............  $ 335,578,149    $ 340,238,041    $474,989,508    $ 474,660,212
                                --------------   --------------   -------------   --------------
                                --------------   --------------   -------------   --------------
UNDISTRIBUTED NET INVESTMENT
INCOME........................  $          65    $         244    $        148    $      67,529
                                --------------   --------------   -------------   --------------
                                --------------   --------------   -------------   --------------
SHARES ISSUED AND REPURCHASED:
Sold..........................    186,625,741      199,781,437       1,958,805        1,751,757
Issued in reinvestment of
  dividends and
  distributions...............     18,013,450       14,442,318       2,970,264        3,241,058
Repurchased...................   (209,298,904)    (123,772,522)     (6,558,494)      (6,752,796)
                                --------------   --------------   -------------   --------------
NET INCREASE (DECREASE).......     (4,659,713)      90,451,233      (1,629,425)      (1,759,981)
                                --------------   --------------   -------------   --------------
                                --------------   --------------   -------------   --------------
------------------
 *   For the period January 21, 1997 (commencement of operations) through
     December 31, 1997.

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER VARIABLE INVESTMENT SERIES
FINANCIAL STATEMENTS, CONTINUED

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                          INCOME
                                       HIGH YIELD                   UTILITIES            BUILDER*
                               --------------------------- --------------------------- -------------        DIVIDEND GROWTH
                               FOR THE YEAR  FOR THE YEAR  FOR THE YEAR  FOR THE YEAR  FOR THE YEAR  ------------------------------
                                   ENDED         ENDED         ENDED         ENDED         ENDED      FOR THE YEAR    FOR THE YEAR
                               DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  ENDED DECEMBER  ENDED DECEMBER
                                   1997          1996          1997          1996          1997         31, 1997        31, 1996
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET
ASSETS:

OPERATIONS:
Net investment income......... $ 38,277,750  $ 25,415,550  $ 14,516,395  $ 16,513,033  $  1,300,879  $   33,294,853  $   26,113,139
Net realized gain.............      184,126    (5,282,128)   24,274,209     5,380,515       773,374     187,796,245      76,341,307
Net change in unrealized
  appreciation/depreciation...   (2,939,937)    2,235,871    61,888,240    14,769,561     3,070,555     131,882,494     126,566,513
                               ------------- ------------- ------------- ------------- ------------- --------------  --------------
     NET INCREASE.............   35,521,939    22,369,293   100,678,844    36,663,109     5,144,808     352,973,592     229,020,959
                               ------------- ------------- ------------- ------------- ------------- --------------  --------------
DIVIDENDS AND DISTRIBUTIONS
FROM:
Net investment income.........  (37,998,064)  (25,894,730)  (14,516,342)  (16,518,454)   (1,300,838)    (33,294,817)    (26,130,248)
Net realized gain.............      --            --         (5,380,346)   (1,186,573)      --          (76,862,062)    (25,851,911)
                               ------------- ------------- ------------- ------------- ------------- --------------  --------------
     TOTAL....................  (37,998,064)  (25,894,730)  (19,896,688)  (17,705,027)   (1,300,838)   (110,156,879)    (51,982,159)
                               ------------- ------------- ------------- ------------- ------------- --------------  --------------
TRANSACTIONS IN SHARES OF
BENEFICIAL INTEREST:
Net proceeds from sales.......   94,751,829    97,281,752    10,084,184    10,173,470    51,206,002     315,154,387     216,135,874
Reinvestment of dividends and
  distributions...............   37,998,064    25,894,730    19,896,688    17,705,027     1,300,838     110,156,879      51,982,159
Cost of shares repurchased....  (21,761,038)  (14,412,089)  (93,290,638)  (85,244,858)     (927,977)    (50,626,648)    (22,169,232)
                               ------------- ------------- ------------- ------------- ------------- --------------  --------------
     NET INCREASE
     (DECREASE)...............  110,988,855   108,764,393   (63,309,766)  (57,366,361)   51,578,863     374,684,618     245,948,801
                               ------------- ------------- ------------- ------------- ------------- --------------  --------------
     TOTAL INCREASE
     (DECREASE)...............  108,512,730   105,238,956    17,472,390   (38,408,279)   55,422,833     617,501,331     422,987,601
NET ASSETS:
Beginning of period...........  259,548,541   154,309,585   440,661,866   479,070,145       --        1,288,404,427     865,416,826
                               ------------- ------------- ------------- ------------- ------------- --------------  --------------
     END OF PERIOD............ $368,061,271  $259,548,541  $458,134,256  $440,661,866  $ 55,422,833  $1,905,905,758  $1,288,404,427
                               ------------- ------------- ------------- ------------- ------------- --------------  --------------
                               ------------- ------------- ------------- ------------- ------------- --------------  --------------
UNDISTRIBUTED NET INVESTMENT
INCOME........................ $    294,896  $     15,210  $         53  $    --       $         41  $          141  $          105
                               ------------- ------------- ------------- ------------- ------------- --------------  --------------
                               ------------- ------------- ------------- ------------- ------------- --------------  --------------
SHARES ISSUED AND REPURCHASED:
Sold..........................   15,438,103    15,513,116       586,036       688,255     4,681,304      15,299,661      12,705,268
Issued in reinvestment of
  dividends and
  distributions...............    6,235,666     4,153,525     1,234,020     1,195,247       114,240       5,383,295       3,121,829
Repurchased...................   (3,542,834)   (2,293,681)   (5,905,011)   (5,772,285)      (84,489)     (2,443,929)     (1,315,470)
                               ------------- ------------- ------------- ------------- ------------- --------------  --------------
NET INCREASE (DECREASE).......   18,130,935    17,372,960    (4,084,955)   (3,888,783)    4,711,055      18,239,027      14,511,627
                               ------------- ------------- ------------- ------------- ------------- --------------  --------------
                               ------------- ------------- ------------- ------------- ------------- --------------  --------------

DEAN WITTER VARIABLE INVESTMENT SERIES
FINANCIAL STATEMENTS, CONTINUED

STATEMENTS OF CHANGES IN NET ASSETS, CONTINUED

                                       CAPITAL GROWTH
                                -----------------------------         GLOBAL DIVIDEND GROWTH
                                FOR THE YEAR    FOR THE YEAR    ----------------------------------
                                    ENDED           ENDED        FOR THE YEAR      FOR THE YEAR
                                DECEMBER 31,    DECEMBER 31,    ENDED DECEMBER    ENDED DECEMBER
                                    1997            1996           31, 1997          31, 1996
--------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET
ASSETS:

OPERATIONS:
Net investment income.........  $      9,982    $    406,814    $   6,849,599       $   5,178,815
Net realized gain.............     9,166,337      11,957,509       48,844,173          17,454,295
Net change in unrealized
  appreciation/depreciation...    11,601,734      (4,318,064)     (13,083,151)         21,236,500
                                -------------   -------------   --------------   -----------------
     NET INCREASE
     (DECREASE)...............    20,778,053       8,046,259       42,610,621          43,869,610
                                -------------   -------------   --------------   -----------------
DIVIDENDS AND DISTRIBUTIONS
FROM:
Net investment income.........      (406,792)       (132,322)      (7,198,015)         (5,251,753)
Net realized gain.............   (11,642,832)     (1,337,440)     (17,705,621)         (6,985,312)
                                -------------   -------------   --------------   -----------------
     TOTAL....................   (12,049,624)     (1,469,762)     (24,903,636)        (12,237,065)
                                -------------   -------------   --------------   -----------------
TRANSACTIONS IN SHARES OF
BENEFICIAL INTEREST:
Net proceeds from sales.......    33,654,933      21,627,226      124,800,012          90,625,831
Reinvestment of dividends and
  distributions...............    12,049,624       1,469,762       24,903,636          12,237,065
Cost of shares repurchased....   (14,195,060)     (9,806,505)     (20,618,115)         (5,413,023)
                                -------------   -------------   --------------   -----------------
     NET INCREASE
     (DECREASE)...............    31,509,497      13,290,483      129,085,533          97,449,873
                                -------------   -------------   --------------   -----------------
     TOTAL INCREASE
     (DECREASE)...............    40,237,926      19,866,980      146,792,518         129,082,418
NET ASSETS:
Beginning of period...........    86,862,150      66,995,170      334,820,942         205,738,524
                                -------------   -------------   --------------   -----------------
     END OF PERIOD............  $127,100,076    $ 86,862,150    $ 481,613,460       $ 334,820,942
                                -------------   -------------   --------------   -----------------
                                -------------   -------------   --------------   -----------------
UNDISTRIBUTED NET INVESTMENT
INCOME (LOSS).................  $      9,662    $    406,472    $     (74,436)      $     348,453
                                -------------   -------------   --------------   -----------------
                                -------------   -------------   --------------   -----------------
SHARES ISSUED AND REPURCHASED:
Sold..........................     1,796,050       1,329,674        8,901,084           7,330,384
Issued in reinvestment of
  dividends and
  distributions...............       710,054          96,568        1,756,694           1,008,262
Repurchased...................      (774,142)       (611,382)      (1,479,827)           (440,583)
                                -------------   -------------   --------------   -----------------
NET INCREASE (DECREASE).......     1,731,962         814,860        9,177,951           7,898,063
                                -------------   -------------   --------------   -----------------
                                -------------   -------------   --------------   -----------------
------------------
 *   For the period January 21, 1997 (commencement of operations) through
     December 31, 1997.

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER VARIABLE INVESTMENT SERIES
FINANCIAL STATEMENTS, CONTINUED

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                            CAPITAL
                                      EUROPEAN GROWTH               PACIFIC GROWTH        APPRECIATION*
                                ----------------------------  --------------------------  ------------      EQUITY
                                                FOR THE YEAR  FOR THE YEAR  FOR THE YEAR  FOR THE YEAR  --------------
                                 FOR THE YEAR      ENDED         ENDED         ENDED         ENDED       FOR THE YEAR
                                ENDED DECEMBER  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  ENDED DECEMBER
                                   31, 1997         1996          1997          1996          1997         31, 1997
----------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET
ASSETS:

OPERATIONS:
Net investment income.........  $   3,717,809   $ 2,264,492   $ 1,303,162   $ 1,412,599   $   209,858   $   4,000,633
Net realized gain.............     33,715,966    19,547,703   (18,390,247)   (2,475,077)     (257,864)    114,548,760
Net change in unrealized
  appreciation/depreciation...     15,487,002    41,074,663   (29,854,161)    3,540,345     1,384,140      87,770,605
                                --------------  ------------  ------------  ------------  ------------  --------------
     NET INCREASE
     (DECREASE)...............     52,920,777    62,886,858   (46,941,246)    2,477,867     1,336,134     206,319,998
                                --------------  ------------  ------------  ------------  ------------  --------------
DIVIDENDS AND DISTRIBUTIONS
FROM:
Net investment income.........     (3,760,260)     (531,371)   (1,891,258)   (1,651,362)      --           (4,001,396)
Net realized gain.............    (18,466,454)  (11,996,632)      --            --            --          (43,430,509)
                                --------------  ------------  ------------  ------------  ------------  --------------
     TOTAL....................    (22,226,714)  (12,528,003)   (1,891,258)   (1,651,362)      --          (47,431,905)
                                --------------  ------------  ------------  ------------  ------------  --------------
TRANSACTIONS IN SHARES OF
BENEFICIAL INTEREST:
Net proceeds from sales.......     69,322,769    60,993,831    27,108,335    66,862,929    33,834,119     150,537,439
Reinvestment of dividends and
  distributions...............     22,226,714    12,528,003     1,891,258     1,651,362       --           47,431,905
Cost of shares repurchased....    (33,224,347)   (9,578,044)  (55,800,009)  (23,134,634)   (2,864,342)    (55,675,579)
                                --------------  ------------  ------------  ------------  ------------  --------------
     NET INCREASE
     (DECREASE)...............     58,325,136    63,943,790   (26,800,416)   45,379,657    30,969,777     142,293,765
                                --------------  ------------  ------------  ------------  ------------  --------------
     TOTAL INCREASE
     (DECREASE)...............     89,019,199   114,302,645   (75,632,920)   46,206,162    32,305,911     301,181,858
NET ASSETS:
Beginning of period...........    302,422,054   188,119,409   144,536,457    98,330,295       --          521,908,424
                                --------------  ------------  ------------  ------------  ------------  --------------
     END OF PERIOD............  $ 391,441,253   $302,422,054  $68,903,537   $144,536,457  $32,305,911   $ 823,090,282
                                --------------  ------------  ------------  ------------  ------------  --------------
                                --------------  ------------  ------------  ------------  ------------  --------------
UNDISTRIBUTED NET INVESTMENT
INCOME (LOSS).................  $   5,394,724   $ 2,259,627   $ 2,054,796   $ 1,663,988   $   209,858   $    --
                                --------------  ------------  ------------  ------------  ------------  --------------
                                --------------  ------------  ------------  ------------  ------------  --------------
SHARES ISSUED AND REPURCHASED:
Sold..........................      3,070,886     3,131,701     3,373,487     6,522,537     3,118,030       4,895,346
Issued in reinvestment of
  dividends and
  distributions...............        983,918       677,922       188,937       173,462       --            1,670,194
Repurchased...................     (1,452,789)     (514,185)   (6,804,802)   (2,326,246)     (263,345)     (1,832,698)
                                --------------  ------------  ------------  ------------  ------------  --------------
NET INCREASE (DECREASE).......      2,602,015     3,295,438    (3,242,378)    4,369,753     2,854,685       4,732,842
                                --------------  ------------  ------------  ------------  ------------  --------------
                                --------------  ------------  ------------  ------------  ------------  --------------


                                 FOR THE YEAR
                                ENDED DECEMBER
                                   31, 1996
------------------------------
INCREASE (DECREASE) IN NET
ASSETS:
OPERATIONS:
Net investment income.........  $   2,556,972
Net realized gain.............     42,116,968
Net change in unrealized
  appreciation/depreciation...      5,775,201
                                --------------
     NET INCREASE
     (DECREASE)...............     50,449,141
                                --------------
DIVIDENDS AND DISTRIBUTIONS
FROM:
Net investment income.........     (2,577,952)
Net realized gain.............    (54,814,557)
                                --------------
     TOTAL....................    (57,392,509)
                                --------------
TRANSACTIONS IN SHARES OF
BENEFICIAL INTEREST:
Net proceeds from sales.......    132,116,853
Reinvestment of dividends and
  distributions...............     57,392,509
Cost of shares repurchased....    (20,436,940)
                                --------------
     NET INCREASE
     (DECREASE)...............    169,072,422
                                --------------
     TOTAL INCREASE
     (DECREASE)...............    162,129,054
NET ASSETS:
Beginning of period...........    359,779,370
                                --------------
     END OF PERIOD............  $ 521,908,424
                                --------------
                                --------------
UNDISTRIBUTED NET INVESTMENT
INCOME (LOSS).................  $         763
                                --------------
                                --------------
SHARES ISSUED AND REPURCHASED:
Sold..........................      4,838,072
Issued in reinvestment of
  dividends and
  distributions...............      2,452,920
Repurchased...................       (770,532)
                                --------------
NET INCREASE (DECREASE).......      6,520,460
                                --------------
                                --------------

DEAN WITTER VARIABLE INVESTMENT SERIES
FINANCIAL STATEMENTS, CONTINUED

STATEMENTS OF CHANGES IN NET ASSETS, CONTINUED

                                       STRATEGIST
                               --------------------------
                               FOR THE YEAR  FOR THE YEAR
                                  ENDED         ENDED
                               DECEMBER 31,  DECEMBER 31,
                                   1997          1996
---------------------------------------------------------
INCREASE (DECREASE) IN NET
ASSETS:

OPERATIONS:
Net investment income......... $14,575,529   $13,143,825
Net realized gain.............  52,520,724     9,836,251
Net change in unrealized
  appreciation/depreciation...  (8,667,550)   32,734,426
                               ------------  ------------
     NET INCREASE.............  58,428,703    55,714,502
                               ------------  ------------
DIVIDENDS AND DISTRIBUTIONS
FROM:
Net investment income......... (14,592,034)  (13,174,571)
Net realized gain............. (10,026,602)   (3,569,367)
                               ------------  ------------
     TOTAL.................... (24,618,636)  (16,743,938)
                               ------------  ------------
TRANSACTIONS IN SHARES OF
BENEFICIAL INTEREST:
Net proceeds from sales.......  49,903,217    25,629,890
Reinvestment of dividends and
  distributions...............  24,618,636    16,743,938
Cost of shares repurchased.... (35,071,627)  (46,155,709)
                               ------------  ------------
     NET INCREASE
     (DECREASE)...............  39,450,226    (3,781,881)
                               ------------  ------------
     TOTAL INCREASE...........  73,260,293    35,188,683
NET ASSETS:
Beginning of period........... 423,767,852   388,579,169
                               ------------  ------------
     END OF PERIOD............ $497,028,145  $423,767,852
                               ------------  ------------
                               ------------  ------------
UNDISTRIBUTED NET INVESTMENT
INCOME........................ $        62   $    16,567
                               ------------  ------------
                               ------------  ------------
SHARES ISSUED AND REPURCHASED:
Sold..........................   3,393,163     1,954,971
Issued in reinvestment of
  dividends and
  distributions...............   1,704,636     1,285,378
Repurchased...................  (2,398,648)   (3,573,439)
                               ------------  ------------
NET INCREASE (DECREASE).......   2,699,151      (333,090)
                               ------------  ------------
                               ------------  ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER VARIABLE INVESTMENT SERIES
NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 1997

1. ORGANIZATION AND ACCOUNTING POLICIES

Dean Witter Variable Investment Series (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. Investments in the Fund may be made only by (1) Northbrook Life Insurance Company to fund the benefits under variable annuity contracts and variable life insurance contracts it issues; (2) Allstate Life Insurance Company of New York to fund the benefits under variable annuity contracts it issues; (3) Glenbrook Life and Annuity Company to fund the benefits under variable annuity contracts and variable life insurance contracts it issues; and (4) Paragon Life Insurance Company to fund the benefits under variable life insurance contracts it issues to certain employees of Morgan Stanley, Dean Witter, Discover & Co., the parent company of Dean Witter InterCapital Inc. (the "Investment Manager").

The Fund, organized on February 25, 1983 as a Massachusetts business trust, consists of thirteen Portfolios ("Portfolios") which commenced operations as follows:

                                 COMMENCEMENT OF                                  COMMENCEMENT OF
PORTFOLIO                          OPERATIONS    PORTFOLIO                          OPERATIONS
------------------------------  -----------------------------------------------  -----------------
Money Market..................      March 9, 1984 Global Dividend Growth........ February 23, 1994
Quality Income Plus...........      March 1, 1987 European Growth...............     March 1, 1991
High Yield....................      March 9, 1984 Pacific Growth................ February 23, 1994
Utilities.....................      March 1, 1990 Capital Appreciation..........  January 21, 1997
Income Builder................   January 21, 1997 Equity........................     March 9, 1984
Dividend Growth...............      March 1, 1990 Strategist....................     March 1, 1987
Capital Growth................      March 1, 1991

The investment objectives of each Portfolio are as follows:


     PORTFOLIO                                INVESTMENT OBJECTIVE
Money Market            Seeks high current income, preservation of capital and liquidity by investing in short-term money market instruments.
Quality Income Plus     Seeks, as its primary objective, to earn a high level of current income and, as a secondary objective, capital appreciation, but only when consistent with its primary objective, by investing primarily in U.S. Government securities and higher-rated fixed income securities.
High Yield              Seeks, as its primary objective, to earn a high level of current income and, as a secondary objective, capital appreciation, but only when consistent with its primary objective, by investing primarily in lower-rated fixed income securities.
Utilities               Seeks to provide current income and long-term growth of income and capital by investing primarily in equity and fixed income securities of companies engaged in the public utilities industry.
Income Builder          Seeks, as its primary objective, to earn reasonable income and, as a secondary objective, growth of capital by investing
                        primarily in income-producing equity securities.

DEAN WITTER VARIABLE INVESTMENT SERIES
NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 1997, CONTINUED

     PORTFOLIO                                INVESTMENT OBJECTIVE
Dividend Growth         Seeks to provide reasonable current income and long-term growth of income and capital by investing primarily in common stocks of companies with a record of paying dividends and the potential for increasing dividends.
Capital Growth          Seeks long-term capital growth by investing primarily in common stocks.
Global Dividend         Seeks to provide reasonable current income and long-term growth
Growth                  of income and capital by investing primarily in common stocks of companies, issued by issuers worldwide, with a record of paying dividends and the potential for increasing dividends.
European Growth         Seeks to maximize the capital appreciation of its investments by investing primarily in securities issued by issuers located in
                        Europe.
Pacific Growth          Seeks to maximize the capital appreciation of its investments by investing primarily in securities issued by issuers located in
                        Asia, Australia and New Zealand.
Capital Appreciation    Seeks long-term capital appreciation by investing primarily in the common stocks of U.S. companies that offer the potential for either superior earnings growth and/or appear to be undervalued.
Equity                  Seeks, as its primary objective, capital growth and, as a
                        secondary objective, income, but only when consistent with its primary objective, by investing primarily in common stocks.
Strategist              Seeks a high total investment return through a fully managed investment policy utilizing equity, investment grade fixed income and money market securities and writing covered options.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- Money Market: Securities are valued at amortized cost which approximates market value. All remaining Portfolios: (1) an equity security listed or traded on the New York, American or other domestic or foreign stock exchange is valued at its latest sale price on that exchange prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation; (3) listed options are valued at the latest sale price on the exchange on which they are listed unless no sales of such options have taken place that day, in which case they are valued at the mean between their latest bid and asked price; (4) when market quotations are not readily available, including circumstances under which it is determined by the Investment Manager (or, in the case of

DEAN WITTER VARIABLE INVESTMENT SERIES
NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 1997, CONTINUED

European Growth and Pacific Growth, by Morgan Grenfell Investment Services Limited (the "Sub-Adviser")) that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees (valuation of debt securities for which market quotations are not readily available may also be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); (5) certain of the Fund's portfolio securities may be valued by an outside pricing service approved by the Trustees. The pricing service may utilize a matrix system incorporating security quality, maturity and coupon as the evaluation model parameters, and/or research and evaluations by its staff, including review of broker-dealer market price quotations in determining what it believes is the fair valuation of the securities valued by such pricing service; and (6) short-term debt securities having a maturity date of more than sixty days at the time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date except for certain dividends on foreign securities which are recorded as soon as the Fund is informed after the ex-dividend date. Interest income is accrued daily except where collection is not expected. Money Market amortizes premiums and accretes discounts on securities owned; gains and losses realized upon the sale of securities are based on amortized cost. Discounts for all other Portfolios are accreted over the life of the respective securities.

C. ACCOUNTING FOR OPTIONS -- (1) Written options on debt obligations, equities and foreign currency: When the Fund writes a call or put option, an amount equal to the premium received is included in the Fund's Statement of Assets and Liabilities as a liability which is subsequently marked-to-market to reflect the current market value of the option written. If a written option either expires or the Fund enters into a closing purchase transaction, the Fund realizes a gain or loss without regard to any unrealized gain or loss on the underlying security or currency and the liability related to such option is extinguished. If a written call option is exercised, the Fund realizes a gain or loss from the sale of the underlying security or currency and the proceeds from such sale are increased by the premium originally received. If a put option which the Fund has written is exercised, the amount of the premium originally received reduces the cost of the security which the Fund purchases upon

DEAN WITTER VARIABLE INVESTMENT SERIES
NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 1997, CONTINUED

exercise of the option; and (2) purchased options on debt obligations, equities and foreign currency: When the Fund purchases a call or put option, the premium paid is recorded as an investment and is subsequently marked-to-market to reflect the current market value. If a purchased option expires, the Fund will realize a loss to the extent of the premium paid. If the Fund enters into a closing sale transaction, a gain or loss is realized for the difference between the proceeds from the sale and the cost of the option. If a put option is exercised, the cost of the security sold upon exercise will be increased by the premium originally paid. If a call option is exercised, the cost of the security purchased upon exercise will be increased by the premium originally paid.

D. FOREIGN CURRENCY TRANSLATION -- The books and records of the Portfolios investing in foreign currency denominated transactions are translated into U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts are translated at the exchange rates prevailing at the end of the period; and
(2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in the Statement of Operations as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. Federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Portfolios do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities.

E. FORWARD FOREIGN CURRENCY CONTRACTS -- Some of the Portfolios may enter into forward foreign currency contracts which are valued daily at the appropriate forward exchange rates. The resultant unrealized exchange gains and losses are included in the Statement of Operations as unrealized gain/ loss on foreign exchange transactions. The Portfolios record realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

F. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply individually for each Portfolio with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

G. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the record date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax

DEAN WITTER VARIABLE INVESTMENT SERIES
NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 1997, CONTINUED

regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

H. EXPENSES -- Direct expenses are charged to the respective Portfolio and general Fund expenses are allocated on the basis of relative net assets or equally among the Portfolios.

2. INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS

Pursuant to an Investment Management Agreement (the "Agreement"), the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to each Portfolios' net assets determined at the close of each business day: Money Market, High Yield and Strategist -- 0.50%; Quality Income Plus -- 0.50% to the portion of daily net assets not exceeding $500 million and 0.45% to the portion of daily net assets exceeding $500 million; Utilities -- 0.65% to the portion of daily net assets not exceeding $500 million and 0.55% to the portion of daily net assets exceeding $500 million; Capital Growth -- 0.65%; Global Dividend Growth, Capital Appreciation and Income Builder -- 0.75%; European Growth and Pacific Growth -- 1.0%; Dividend Growth -- 0.625% to the portion of daily net assets not exceeding $500 million, 0.50% to the portion of daily net assets exceeding $500 million but not exceeding $1 billion and 0.475% to the portion of daily net assets exceeding $1 billion; and Equity -- 0.50% to the portion of daily net assets not exceeding $1 billion and 0.475% to the portion of daily net assets exceeding $1 billion.

Under the terms of the Agreement, in addition to managing the Fund's investments, the Investment Manager maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Fund who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.

DEAN WITTER VARIABLE INVESTMENT SERIES
NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 1997, CONTINUED

Under a Sub-Advisory Agreement between the Investment Manager and the Sub-Adviser, the Sub-Adviser provides European Growth and Pacific Growth with investment advice and portfolio management relating to the Portfolios' investments in securities, subject to the overall supervision of the Investment Manager. As compensation for its services provided pursuant to the Sub-Advisory Agreement, the Investment Manager pays the Sub-Adviser monthly compensation equal to 40% of its monthly compensation.

The Investment Manager has undertaken to reimburse all operating expenses and waive the compensation provided for in its Investment Management Agreement with Capital Appreciation and Income Builder until such time as the respective Portfolios have $50 million of net assets or July 31, 1998, whichever occurs first. Income Builder attained $50 million of net assets on December 3, 1997. At December 31, 1997, included in the Statements of Assets and Liabilities are receivables from an affiliate which represent expense reimbursements due to the Portfolios.

3. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

Purchases and sales/maturities of portfolio securities, excluding short-term investments (except for Money Market), for the period ended December 31, 1997 were as follows:

                                           U.S. GOVERNMENT SECURITIES                 OTHER
                                          ----------------------------   --------------------------------
                                           PURCHASES    SALES/MATURITIES   PURCHASES     SALES/MATURITIES
                                          -----------   --------------   --------------  ----------------
Money Market............................  $19,206,653   $  14,842,160    $1,322,758,250  $  1,348,616,023
Quality Income Plus.....................  566,971,703     571,045,359       210,736,397       222,119,300
High Yield..............................      --             --             389,565,961       275,770,953
Utilities...............................      --             --              52,663,994       125,373,342
Income Builder..........................      801,583          40,381        57,136,711         9,551,777
Dividend Growth.........................      --            3,296,094       723,066,604       448,622,873
Capital Growth..........................      650,436       2,538,702       164,592,009       136,594,545
Global Dividend Growth..................      --             --             312,940,092       198,638,634
European Growth.........................      --             --             201,833,360       154,355,339
Pacific Growth..........................      --             --              66,481,393        92,660,527
Capital Appreciation....................      --             --              28,589,857         4,234,692
Equity..................................   74,242,691      23,113,718       913,474,791       873,139,301
Strategist..............................  122,501,744     147,959,220       478,265,005       487,919,364

Included in the payable for investments purchased at December 31, 1997 for Income Builder, Capital Growth and Global Dividend Growth, are $210,541, $2,889,990 and $214,463, respectively, for unsettled trades with Dean Witter Reynolds Inc. ("DWR"), an affiliate of the Investment Manager. Included in the receivable for investments sold at December 31, 1997 for Dividend Growth, Equity and Global Dividend Growth are $1,726,318, $114,152 and $720,568, respectively, for unsettled trades with DWR.

DEAN WITTER VARIABLE INVESTMENT SERIES
NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 1997, CONTINUED

Included in the receivable for investments sold at December 31, 1997 for Dividend Growth and Global Dividend Growth are $3,795,231 and $622,932, respectively, for unsettled trades with Morgan Stanley & Co. Inc. ("Morgan Stanley"), an affiliate of the Investment Manager since May 31, 1997. Included in the payable for investments purchased at December 31, 1997 for Income Builder and Capital Growth are $123,823 and $1,110,355, respectively, for unsettled trades with Morgan Stanley.

For the period ended December 31, 1997, the following Portfolios incurred brokerage commissions with DWR for portfolio transactions executed on behalf of the Portfolio:

                                                                  GLOBAL
                   INCOME         DIVIDEND        CAPITAL        DIVIDEND       CAPITAL
   UTILITIES      BUILDER          GROWTH          GROWTH         GROWTH      APPRECIATION      EQUITY       STRATEGIST
  -----------   ------------   --------------   ------------   ------------   ------------   ------------   ------------
  $    35,250   $     24,982   $      229,890   $     45,335   $     54,004   $    17,785    $    158,587   $    73,880
  -----------   ------------   --------------   ------------   ------------   ------------   ------------   ------------
  -----------   ------------   --------------   ------------   ------------   ------------   ------------   ------------

For the period May 31, 1997 through December 31, 1997, the following Portfolios incurred brokerage commisions with Morgan Stanley for portfolio transactions executed on behalf of the Portfolio:

                                           GLOBAL
            INCOME    DIVIDEND   CAPITAL  DIVIDEND  EUROPEAN   PACIFIC
UTILITIES   BUILDER    GROWTH    GROWTH    GROWTH    GROWTH    GROWTH   EQUITY   STRATEGIST
---------   -------   --------   -------  --------  --------   -------  -------  ----------
 $1,000      $710     $ 73,920   $10,305  $125,186   $4,655    $13,927  $69,900   $34,140
---------   -------   --------   -------  --------  --------   -------  -------  ----------
---------   -------   --------   -------  --------  --------   -------  -------  ----------

For the year ended December 31, 1997, European Growth and Pacific Growth incurred brokerage commissions of $4,473 and $10,285, respectively, with affiliates of the Sub-Adviser for portfolio transactions executed on behalf of the Portfolio.

Dean Witter Trust FSB, an affiliate of the Investment Manager, is the Fund's transfer agent.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the year ended December 31, 1997 included in Trustees' fees and expenses in the Statement of Operations and the accrued pension liability included in accrued expenses in the Statement of Assets and Liabilities are as follows:

                                             AGGREGATE PENSION COST
            QUALITY                                           GLOBAL
   MONEY     INCOME    HIGH               DIVIDEND   CAPITAL DIVIDEND  EUROPEAN  PACIFIC
   MARKET     PLUS    YIELD   UTILITIES    GROWTH    GROWTH   GROWTH    GROWTH   GROWTH   EQUITY    STRATEGIST
  --------  --------  ------  ---------  ----------  ------  --------  --------  ------  ---------  ----------
  $    401  $   712   $ 187   $    671   $   1,084   $  83   $   208   $   155   $ 103   $    441   $     587
  --------  --------  ------  ---------  ----------  ------  --------  --------  ------  ---------  ----------
  --------  --------  ------  ---------  ----------  ------  --------  --------  ------  ---------  ----------

                                           ACCRUED PENSION LIABILITY
  $ 11,395  $ 7,626   $3,446  $  5,085   $   8,469   $ 346   $   538   $   725   $ 272   $  5,226   $   8,171
  --------  --------  ------  ---------  ----------  ------  --------  --------  ------  ---------  ----------
  --------  --------  ------  ---------  ----------  ------  --------  --------  ------  ---------  ----------

DEAN WITTER VARIABLE INVESTMENT SERIES
NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 1997, CONTINUED

4. FEDERAL INCOME TAX STATUS

At December 31, 1997, the following Portfolios had an approximate net capital loss carryover which may be used to offset future capital gains to the extent provided by regulations:

                                                                    AMOUNTS IN THOUSANDS
           Available through              -------------------------------------------------------------------------
              December 31,                 1998     1999    2000    2001    2002     2003    2004    2005    TOTAL
----------------------------------------  -------  ------  ------  ------  -------  ------  ------  ------  -------
Quality Income Plus.....................    --       --      --      --    $20,752    --    $2,491    --    $23,243
High Yield..............................  $34,291  $7,336  $3,057  $4,736    3,256  $2,984   5,521    --     61,181
Pacific Growth..........................    --       --      --      --      --      1,939   4,124  $11,428  17,491

During the year ended December 31, 1997, the following Portfolios utilized approximate net capital loss carryovers: Quality Income Plus - $4,096,000 and High Yield - $2,126,000.

Net capital and net foreign currency losses incurred after October 31 ("post-October losses") within the taxable year are deemed to arise on the first business day of the Portfolios' next taxable year. The following Portfolios incurred and will elect to defer post-October losses during fiscal 1997: Capital Growth - $389,000; Global Dividend Growth - $4,000; Pacific Growth - $8,545,000; Capital Appreciation - $30,000.

At December 31, 1997, the primary reason(s) for significant temporary/permanent book/tax differences were as follows:

                                             TEMPORARY DIFFERENCES            PERMANENT DIFFERENCES
                                          ----------------------------   -------------------------------
                                                        LOSS DEFERRALS      FOREIGN          EXPIRED
                                          POST-OCTOBER    FROM WASH         CURRENCY       CAPITAL LOSS
                                            LOSSES          SALES         GAINS/LOSSES     CARRYFORWARD
                                          -----------   --------------   --------------   --------------
High Yield..............................                      -                                 -
Utilities...............................                      -
Income Builder..........................                      -
Dividend Growth.........................                      -
Capital Growth..........................      -               -
Global Dividend Growth..................      -               -                -
European Growth.........................                      -                -
Pacific Growth..........................      -               -                -
Capital Appreciation....................      -
Equity..................................                      -

Additionally, Global Dividend Growth and Pacific Growth had temporary differences attributable to income from the mark-to-market of passive foreign investment companies ("PFICs") and European Growth and Pacific Growth had permanent differences attributable to tax adjustments on PFICs sold by the Portfolios.

DEAN WITTER VARIABLE INVESTMENT SERIES
NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 1997, CONTINUED

To reflect reclassifications arising from the permanent differences, the following accounts were (charged) credited:

                                          ACCUMULATED UNDISTRIBUTED
                                            NET INVESTMENT INCOME     ACCUMULATED UNDISTRIBUTED
                                                   (LOSS)             NET REALIZED GAIN (LOSS)    PAID-IN-CAPITAL
                                          -------------------------   -------------------------   ---------------
High Yield..............................                                     $ 8,568,648            $(8,568,648)
Global Dividend Growth..................         $   (74,473)                     74,473
European Growth.........................           3,177,548                  (3,170,048)                (7,500)
Pacific Growth..........................             978,904                    (978,904)

5. PURPOSES OF AND RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS

Global Dividend Growth, European Growth and Pacific Growth may enter into forward foreign currency contracts ("forward contracts") to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities. Such Portfolios may also purchase and write put options on foreign currencies in which the Portfolios' securities are denominated to protect against a decline in value of such securities due to currency devaluations.

Forward contracts and over-the-counter put options on foreign currencies involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Portfolios bear the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts and over-the-counter put options on foreign currencies from the potential inability of the counterparties to meet the terms of their contracts.

At December 31, 1997, Global Dividend Growth and European Growth had outstanding forward contracts used to facilitate settlement of foreign currency denominated portfolio transactions and to manage foreign currency exposure.

At December 31, 1997, European Growth's investments in securities of issuers in the United Kingdom represented 33.7% of the Portfolio's net assets. Pacific Growth's investments in securities of issuers in Hong Kong represented 33.8% of the Portfolio's net assets. These investments, which involve risks and considerations not present with respect to U.S. securities, may be affected by economic or political developments in these regions.

At December 31, 1997, Global Dividend Growth's, European Growth's and Pacific Growth's cash balances consisted principally of interest bearing deposits with Chase Manhattan Bank N.A., the custodian of each Portfolio.

DEAN WITTER VARIABLE INVESTMENT SERIES
NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 1997, CONTINUED

6. COMMITMENTS

As of December 31, 1997, Pacific Growth purchased shares which are subject to installment payments. At December 31, 1997, the Fund had outstanding commitments as follows:

                           OUTSTANDING
         ISSUER            COMMITMENT        INSTALLMENT PAYMENT TERMS
-------------------------  ------  ----------------------------------------
Far East Bank & Trust Co.  7,500   Balance payable in one installment upon
                                   notification by the issuer

DEAN WITTER VARIABLE INVESTMENT SERIES
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                          NET ASSET
                            VALUE       NET       NET REALIZED   TOTAL FROM                DISTRIBUTIONS     TOTAL
                          BEGINNING  INVESTMENT  AND UNREALIZED  INVESTMENT  DIVIDENDS TO       TO       DIVIDENDS AND
 YEAR ENDED DECEMBER 31   OF PERIOD    INCOME     GAIN (LOSS)    OPERATIONS  SHAREHOLDERS  SHAREHOLDERS  DISTRIBUTIONS
----------------------------------------------------------------------------------------------------------------------
MONEY MARKET
1988                      $    1.00    $0.070        --            $0.070    $   (0.070)       --        $   (0.070)
1989                           1.00     0.086        --             0.086        (0.086)       --            (0.086)
1990                           1.00     0.076        --             0.076        (0.076)       --            (0.076)
1991                           1.00     0.056        --             0.056        (0.056)       --            (0.056)
1992                           1.00     0.034        --             0.034        (0.034)       --            (0.034)
1993                           1.00     0.027        --             0.027        (0.027)       --            (0.027)
1994                           1.00     0.037        --             0.037        (0.037)       --            (0.037)
1995                           1.00     0.055        --             0.055        (0.055)       --            (0.055)
1996                           1.00     0.050        --             0.050        (0.050)       --            (0.050)
1997                           1.00     0.051        --             0.051        (0.051)       --            (0.051)
QUALITY INCOME PLUS
1988                           9.61      0.85        $(0.16)         0.69         (0.85)       --             (0.85)
1989                           9.45      0.88          0.28          1.16         (0.88)       --             (0.88)
1990                           9.73      0.86         (0.24)         0.62         (0.86)       --             (0.86)
1991                           9.49      0.85          0.85          1.70         (0.85)       --             (0.85)
1992                          10.34      0.77          0.05          0.82         (0.77)       --             (0.77)
1993                          10.39      0.69          0.64          1.33         (0.69)       --             (0.69)
1994                          11.03      0.69         (1.40)        (0.71)        (0.69)   $    (0.18)        (0.87)
1995                           9.45      0.72          1.50          2.22         (0.71)       --             (0.71)
1996                          10.96      0.71         (0.58)         0.13         (0.72)       --             (0.72)
1997                          10.37      0.70          0.40          1.10         (0.70)       --             (0.70)
HIGH YIELD
1988                           9.97      1.14         (0.05)         1.09         (1.14)       --             (1.14)
1989                           9.92      1.30         (2.40)        (1.10)        (1.30)       --             (1.30)
1990                           7.52      1.13         (2.91)        (1.78)        (1.13)        (0.06)*       (1.19)
1991                           4.55      0.70          1.81          2.51         (0.70)        (0.11)*       (0.81)
1992                           6.25      0.96          0.18          1.14         (0.96)       --             (0.96)
1993                           6.43      0.81          0.68          1.49         (0.81)       --             (0.81)
1994                           7.11      0.79         (0.95)        (0.16)        (0.79)       --             (0.79)
1995                           6.16      0.80          0.08          0.88         (0.78)       --             (0.78)
1996                           6.26      0.77         (0.06)         0.71         (0.79)       --             (0.79)
1997                           6.18      0.75         (0.06)         0.69         (0.75)       --             (0.75)
UTILITIES
1990(a)                       10.00      0.47         (0.04)         0.43         (0.41)       --             (0.41)
1991                          10.02      0.54          1.45          1.99         (0.54)       --             (0.54)
1992                          11.47      0.51          0.88          1.39         (0.52)       --             (0.52)
1993                          12.34      0.49          1.43          1.92         (0.50)        (0.02)        (0.52)
1994                          13.74      0.53         (1.75)        (1.22)        (0.52)        (0.08)        (0.60)
1995                          11.92      0.53          2.81          3.34         (0.58)       --             (0.58)
1996                          14.68      0.55          0.70          1.25         (0.55)        (0.04)        (0.59)
1997                          15.34      0.57          3.46          4.03         (0.57)        (0.21)        (0.78)
INCOME BUILDER
1997(d)                       10.00      0.44          1.76          2.20         (0.44)       --             (0.44)

                       SEE NOTES TO FINANCIAL STATEMENTS

                                                                    RATIOS TO AVERAGE
                                                                        NET ASSETS
                                                                    ------------------
                                                                                  NET
                          NET ASSET      TOTAL       NET ASSETS                  INVESTMENT   PORTFOLIO      AVERAGE
                          VALUE END   INVESTMENT    END OF PERIOD                INCOME       TURNOVER      COMMISSION
                          OF PERIOD     RETURN+        (000'S)      EXPENSES     (LOSS)        RATE         RATE PAID
                          --------------------------------------------------------------------------------------------
MONEY MARKET
1988                      $    1.00        7.23%    $      77,304   0.62%        7.04%          N/A            N/A
1989                           1.00        9.05            76,701   0.58         8.67           N/A            N/A
1990                           1.00        7.89           118,058   0.57         7.60           N/A            N/A
1991                           1.00        5.75           104,277   0.57         5.62           N/A            N/A
1992                           1.00        3.43            96,151   0.59         3.38           N/A            N/A
1993                           1.00        2.75           129,925   0.57         2.71           N/A            N/A
1994                           1.00        3.81           268,624   0.55         3.93           N/A            N/A
1995                           1.00        5.66           249,787   0.53         5.52           N/A            N/A
1996                           1.00        5.11           340,238   0.52         4.97           N/A            N/A
1997                           1.00        5.23           335,578   0.52         5.10           N/A            N/A
QUALITY INCOME PLUS
1988                           9.45        7.32            28,037   0.73         8.87            277%          N/A
1989                           9.73       12.78            48,784   0.70         9.09            242           N/A
1990                           9.49        6.84            57,407   0.66         9.09            166           N/A
1991                          10.34       18.75            81,918   0.60         8.39            105           N/A
1992                          10.39        8.26           163,368   0.58         7.41            148           N/A
1993                          11.03       12.99           487,647   0.56         6.17            219           N/A
1994                           9.45       (6.63)          414,905   0.54         6.88            254           N/A
1995                          10.96       24.30           520,579   0.54         7.07            162           N/A
1996                          10.37        1.56           474,660   0.53         6.84            182           N/A
1997                          10.77       11.09           474,990   0.53         6.71            171           N/A
HIGH YIELD
1988                           9.92       10.83           192,290   0.56         11.06           140           N/A
1989                           7.52      (12.44)           96,359   0.55         13.94            54           N/A
1990                           4.55      (25.54)           27,078   0.69         17.98            42           N/A
1991                           6.25       58.14            34,603   1.01         12.29           300           N/A
1992                           6.43       18.35            40,042   0.74         14.05           204           N/A
1993                           7.11       24.08            90,200   0.60         11.80           177           N/A
1994                           6.16       (2.47)          111,934   0.59         11.71           105           N/A
1995                           6.26       14.93           154,310   0.54         12.67            58           N/A
1996                           6.18       11.98           259,549   0.51         12.59            57           N/A
1997                           6.12       11.87           368,061   0.53         12.44            95           N/A
UTILITIES
1990(a)                       10.02        4.52(1)         37,597   0.40(2)(3)   6.38(2)          46(1)        --
1991                          11.47       20.56            68,449   0.80         5.23             25           --
1992                          12.34       12.64           153,748   0.73         4.63             26           --
1993                          13.74       15.69           490,934   0.71         3.75             11           --
1994                          11.92       (9.02)          382,412   0.68         4.21             15           --
1995                          14.68       28.65           479,070   0.68         4.00             13           --
1996                          15.34        8.68           440,662   0.67         3.61              9        $  0.0543
1997                          18.59       27.15           458,134   0.67         3.48             13           0.0555
INCOME BUILDER
1997(d)                       11.76     22.38(1)           55,423   0.15(2)(6)   5.73(2)(6)       41(1)        0.0529

---------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER VARIABLE INVESTMENT SERIES
FINANCIAL HIGHLIGHTS, CONTINUED

                          NET ASSET
                            VALUE       NET       NET REALIZED   TOTAL FROM                DISTRIBUTIONS     TOTAL
                          BEGINNING  INVESTMENT  AND UNREALIZED  INVESTMENT  DIVIDENDS TO       TO       DIVIDENDS AND
 YEAR ENDED DECEMBER 31   OF PERIOD    INCOME     GAIN (LOSS)    OPERATIONS  SHAREHOLDERS  SHAREHOLDERS  DISTRIBUTIONS
----------------------------------------------------------------------------------------------------------------------
DIVIDEND GROWTH
1990(a)                   $   10.00    $ 0.33        $(1.10)       $(0.77)   $    (0.30)       --        $    (0.30)
1991                           8.93      0.36          2.08          2.44         (0.37)       --             (0.37)
1992                          11.00      0.37          0.51          0.88         (0.37)       --             (0.37)
1993                          11.51      0.36          1.27          1.63         (0.36)       --             (0.36)
1994                          12.78      0.38         (0.80)        (0.42)        (0.37)       --             (0.37)
1995                          11.99      0.38          3.89          4.27         (0.41)   $    (0.26)        (0.67)
1996                          15.59      0.41          3.22          3.63         (0.41)        (0.41)        (0.82)
1997                          18.40      0.41          4.20          4.61         (0.41)        (1.00)        (1.41)
CAPITAL GROWTH
1991(b)                       10.00      0.15          2.67          2.82         (0.13)       --             (0.13)
1992                          12.69      0.07          0.13          0.20         (0.08)        (0.02)        (0.10)
1993                          12.79      0.08         (0.98)        (0.90)        (0.08)       --             (0.08)
1994                          11.81      0.10         (0.26)        (0.16)        (0.10)        (0.03)        (0.13)
1995                          11.52      0.10          3.68          3.78         (0.08)       --             (0.08)
1996                          15.22      0.08          1.65          1.73         (0.03)        (0.27)        (0.30)
1997                          16.65      0.01          3.90          3.91         (0.08)        (2.19)        (2.27)
GLOBAL DIVIDEND GROWTH
1994(c)                       10.00      0.23         (0.20)         0.03         (0.21)       --             (0.21)
1995                           9.82      0.24          1.90          2.14         (0.26)        (0.01)        (0.27)
1996                          11.69      0.24          1.75          1.99         (0.24)        (0.31)        (0.55)
1997                          13.13      0.22          1.37          1.59         (0.23)        (0.60)        (0.83)
EUROPEAN GROWTH
1991(b)                       10.00      0.25         (0.13)         0.12         (0.23)       --             (0.23)
1992                           9.89      0.08          0.32          0.40         (0.10)        (0.01)        (0.11)
1993                          10.18      0.12          3.98          4.10         (0.12)        (0.13)        (0.25)
1994                          14.03      0.17          0.96          1.13         (0.16)        (0.44)        (0.60)
1995                          14.56      0.20          3.50          3.70         (0.19)**      (0.54)        (0.73)
1996                          17.53      0.17          4.91          5.08         (0.04)        (1.01)        (1.05)
1997                          21.56      0.21          3.19          3.40         (0.24)        (1.18)        (1.42)
PACIFIC GROWTH
1994(c)                       10.00      0.07         (0.74)        (0.67)           --         (0.07)        (0.07)
1995                           9.26      0.12          0.41          0.53         (0.09)       --             (0.09)
1996                           9.70      0.05          0.32          0.37         (0.11)       --             (0.11)
1997                           9.96      0.12         (3.82)        (3.70)        (0.14)       --             (0.14)
CAPITAL APPRECIATION
1997(d)                       10.00      0.07          1.25          1.32            --        --                --

                       SEE NOTES TO FINANCIAL STATEMENTS

                                                                    RATIOS TO AVERAGE
                                                                        NET ASSETS
                                                                    ------------------
                                                                                  NET
                          NET ASSET      TOTAL       NET ASSETS                  INVESTMENT   PORTFOLIO      AVERAGE
                          VALUE END   INVESTMENT    END OF PERIOD                INCOME       TURNOVER      COMMISSION
                          OF PERIOD     RETURN+        (000'S)      EXPENSES     (LOSS)        RATE         RATE PAID
                          --------------------------------------------------------------------------------------------
DIVIDEND GROWTH
1990(a)                   $    8.93       (7.81)%(1) $      57,282  0.54%(2)(3)  4.50%(2)         19%(1)       --
1991                          11.00       27.76            98,023   0.73         3.61              6           --
1992                          11.51        8.16           192,551   0.69         3.42              4           --
1993                          12.78       14.34           483,145   0.68         3.01              6           --
1994                          11.99       (3.27)          572,952   0.64         3.13             20           --
1995                          15.59       36.38           865,417   0.61         2.75             24           --
1996                          18.40       23.96         1,288,404   0.57         2.46             23        $  0.0553
1997                          21.60       25.61         1,905,906   0.54         2.06             28           0.0552
CAPITAL GROWTH
1991(b)                       12.69       28.41(1)         18,400    -- (2)(4)   1.82(2)          32(1)        --
1992                          12.79        1.64            45,105   0.86         0.62             22           --
1993                          11.81       (6.99)           50,309   0.74         0.78             36           --
1994                          11.52       (1.28)           45,715   0.77         0.90             37           --
1995                          15.22       32.92            66,995   0.74         0.70             34           --
1996                          16.65       11.55            86,862   0.73         0.52             98           0.0570
1997                          18.29       24.54           127,100   0.71         0.01            139           0.0571
GLOBAL DIVIDEND GROWTH
1994(c)                        9.82        0.27(1)        138,486   0.87(2)(5)   2.62(2)          20(1)        --
1995                          11.69       22.14           205,739   0.88         2.23             55           --
1996                          13.13       17.49           334,821   0.85         1.94             39           0.0360
1997                          13.89       12.04           481,613   0.84         1.61             48           0.0283
EUROPEAN GROWTH
1991(b)                        9.89        1.34(1)          3.653    -- (2)(4)   3.18(2)          77(1)        --
1992                          10.18        3.99            10,686   1.73         0.74             97           --
1993                          14.03       40.88            79,052   1.28         0.97             77           --
1994                          14.56        8.36           152,021   1.16         1.49             58           --
1995                          17.53       25.89           188,119   1.17         1.25             69           --
1996                          21.56       29.99           302,422   1.11         0.97             43           0.0453
1997                          23.54       16.07           391,441   1.12         1.04             45           0.0530
PACIFIC GROWTH
1994(c)                        9.26       (6.73) (1)        75,425  1.00(2)(5)   0.56(2)          22(1)        --
1995                           9.70        5.74            98,330   1.44         1.23             53           --
1996                           9.96        3.89           144,536   1.37         1.01             50           0.0108
1997                           6.12      (37.70)           68,904   1.44         1.09             58           0.0077
CAPITAL APPRECIATION
1997(d)                       11.32       13.20(1)         32,306    -- (6)      1.30(2)(6)       25(1)        0.0490

---------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER VARIABLE INVESTMENT SERIES
FINANCIAL HIGHLIGHTS, CONTINUED

                          NET ASSET
                            VALUE       NET       NET REALIZED   TOTAL FROM                DISTRIBUTIONS     TOTAL
                          BEGINNING  INVESTMENT  AND UNREALIZED  INVESTMENT  DIVIDENDS TO       TO       DIVIDENDS AND
 YEAR ENDED DECEMBER 31   OF PERIOD    INCOME     GAIN (LOSS)    OPERATIONS  SHAREHOLDERS  SHAREHOLDERS  DISTRIBUTIONS
----------------------------------------------------------------------------------------------------------------------
EQUITY
1988                      $   12.49    $ 0.39        $ 0.83        $ 1.22    $    (0.35)       --        $    (0.35)
1989                          13.36      0.71          1.77          2.48         (0.70)       --             (0.70)
1990                          15.14      0.48         (1.03)        (0.55)        (0.49)       --             (0.49)
1991                          14.10      0.20          8.05          8.25         (0.21)       --             (0.21)
1992                          22.14      0.23         (0.47)        (0.24)        (0.24)   $    (1.86)        (2.10)
1993                          19.80      0.15          3.63          3.78         (0.15)        (1.28)        (1.43)
1994                          22.15      0.23         (1.31)        (1.08)        (0.22)        (1.60)        (1.82)
1995                          19.25      0.22          7.92          8.14         (0.25)       --             (0.25)
1996                          27.14      0.16          2.70          2.86         (0.16)        (3.45)        (3.61)
1997                          26.39      0.18          9.27          9.45         (0.18)        (2.08)        (2.26)
STRATEGIST
1988                           9.65      0.70          0.51          1.21         (0.64)       --             (0.64)
1989                          10.22      0.84          0.20          1.04         (0.79)        (0.06)        (0.85)
1990                          10.41      0.61         (0.46)         0.15         (0.67)        (0.08)        (0.75)
1991                           9.81      0.47          2.24          2.71         (0.50)       --             (0.50)
1992                          12.02      0.44          0.41          0.85         (0.45)        (0.13)        (0.58)
1993                          12.29      0.38          0.86          1.24         (0.38)        (0.47)        (0.85)
1994                          12.68      0.48          0.01          0.49         (0.46)        (0.26)        (0.72)
1995                          12.45      0.62          0.49          1.11         (0.67)        (0.44)        (1.11)
1996                          12.45      0.43          1.39          1.82         (0.43)        (0.12)        (0.55)
1997                          13.72      0.45          1.40          1.85         (0.45)        (0.32)        (0.77)

                       SEE NOTES TO FINANCIAL STATEMENTS

                                                                    RATIOS TO AVERAGE
                                                                        NET ASSETS
                                                                    ------------------
                                                                                  NET
                          NET ASSET      TOTAL       NET ASSETS                  INVESTMENT   PORTFOLIO      AVERAGE
                          VALUE END   INVESTMENT    END OF PERIOD                INCOME       TURNOVER      COMMISSION
                          OF PERIOD     RETURN+        (000'S)      EXPENSES     (LOSS)        RATE         RATE PAID
                          --------------------------------------------------------------------------------------------
EQUITY
1988                      $   13.36        9.84%    $      39,857   0.65%        2.77%           162%          --
1989                          15.14       18.83            58,316   0.60         4.85             81           --
1990                          14.10       (3.62)           41,234   0.62         3.38            130           --
1991                          22.14       59.05            63,524   0.64         1.09            214           --
1992                          19.80        0.05            77,527   0.62         1.22            286           --
1993                          22.15       19.72           182,828   0.58         0.69            265           --
1994                          19.25       (4.91)          225,289   0.57         1.19            299           --
1995                          27.14       42.53           359,779   0.54         0.97            269           --
1996                          26.39       12.36           521,908   0.54         0.58            279        $  0.0587
1997                          33.58       37.43           823,090   0.52         0.61            145           0.0578
STRATEGIST
1988                          10.22       12.79            61,947   0.66         7.29            310           --
1989                          10.41       10.67            88,712   0.57         8.38            282           --
1990                           9.81        1.56            68,447   0.58         6.10            163           --
1991                          12.02       28.26            87,779   0.60         4.34             86           --
1992                          12.29        7.24           136,741   0.58         3.74             87           --
1993                          12.68       10.38           287,502   0.57         3.11             57           --
1994                          12.45        3.94           392,760   0.54         3.93            125           --
1995                          12.45        9.48           388,579   0.52         5.03            329           --
1996                          13.72       15.02           423,768   0.52         3.30            153           0.0591
1997                          14.80       13.71           497,028   0.52         3.09            159           0.0565

---------------------
Commencement of operations:
(a)  March 1, 1990.
(b)  March 1, 1991.
(c)  February 23, 1994.
(d)  January 21, 1997.
 +   Calculated based on the net asset value as of the last business day of the period.
 *   Distributions from capital.
**   Includes dividends in excess of net investment income of $0.02.
(1)  Not annualized.
(2)  Annualized.
(3)  If the Investment Manager had not assumed all expenses and waived the management fee for the period March 1, 1990 through August 31, 1990, the ratio of expenses to average net assets would have been 0.75%.
(4)  If the Investment Manager had not assumed all expenses and waived the management fee for the period March 1, 1991 through December 31, 1991, the ratio of expenses to average net assets would have been 1.60% for Capital
     Growth and 4.12% for European Growth.
(5)  If the Investment Manager had not assumed all expenses and waived its management fee for the period February 23, 1994 through May 12, 1994 for
     Global Dividend Growth and February 23, 1994 through August 2, 1994 for
     Pacific Growth, the ratio of expenses to average net assets would have been
     0.97% for Global Dividend Growth and 1.40% for Pacific Growth.
(6)  If the Investment Manager had not assumed all expenses and waived its management fee for the period January 21, 1997 through December 3, 1997 for
     Income Builder and January 21, 1997 through December 31, 1997 for Capital
     Appreciation, the ratios of expenses and net investment income to average net assets would have been 0.99% and 4.89%, respectively, for Income
     Builder and 0.97% and 0.33%, respectively, for Capital Appreciation.

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER VARIABLE INVESTMENT SERIES
REPORT OF INDEPENDENT ACCOUNTANTS

TO THE SHAREHOLDERS AND TRUSTEES
OF DEAN WITTER VARIABLE INVESTMENT SERIES

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Money Market Portfolio, the Quality Income Plus Portfolio, the High Yield Portfolio, the Utilities Portfolio, the Income Builder Portfolio, the Dividend Growth Portfolio, the Capital Growth Portfolio, the Global Dividend Growth Portfolio, the European Growth Portfolio, the Pacific Growth Portfolio, the Capital Appreciation Portfolio, the Equity Portfolio, and the Strategist Portfolio (constituting Dean Witter Variable Investment Series, hereafter referred to as the "Fund") at December 31, 1997, the results of each of their operations for the year then ended, the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1997 by correspondence with the custodians and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
1177 AVENUE OF THE AMERICAS
NEW YORK, NEW YORK 10036
FEBRUARY 13, 1998

                                    Trustees
                    ----------------------------------------
                    Michael Bozic                        Dr.
                               Manuel H. Johnson
                    Charles A. Fiumefreddo           Michael
                                   E. Nugent
                    Edwin J. Garn                     Philip
                                   J. Purcell
                    John R. Haire                       John
                                  L. Schroeder
                    Wayne E. Hedien

                                    Officers
                    ----------------------------------------
                             Charles A. Fiumefreddo
                      CHAIRMAN AND CHIEF EXECUTIVE OFFICER

                                   Barry Fink
                     VICE PRESIDENT, SECRETARY AND GENERAL
                                    COUNSEL

                                Thomas F. Caloia
                                   TREASURER

            Transfer Agent                       Independent Accountants
--------------------------------------    --------------------------------------
        Dean Witter Trust FSB                      Price Waterhouse LLP
Harborside Financial Center--Plaza Two         1177 Avenue of the Americas
    Jersey City, New Jersey 07311                New York, New York 10036

                               Investment Manager
                    ----------------------------------------
                         Dean Witter InterCapital Inc.
                             Two World Trade Center
                            New York, New York 10048

                                  Sub-Adviser
                      (European Growth and Pacific Growth
                                   Portfolio)
                    ----------------------------------------
                      Morgan Grenfell Investment Services
                                    Limited

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

Northbrook Life Insurance Company
P.O. Box 94040
Palatine, IL 60094-4040                                        BULK RATE MAIL
                                                                U.S. POSTAGE
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                                                                    40113A



-------------------------------------------------------------------------------




                            D E A N   W I T T E R

               V A R I A B L E  I N V E S T M E N T  S E R I E S

                                ANNUAL REPORT
                        D E C E M B E R   3 1 ,  1 9 9 7

















                             [LOGO] DEAN WITTER

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT    TWO WORLD TRADE CENTER NEW
SERIES                                            YORK, NEW YORK 10048
LETTER TO THE SHAREHOLDERS JUNE 30, 1998

DEAR SHAREHOLDER:

The equity markets across the globe were choppy during the first half of 1998. Fears of the Asian meltdown spreading, coupled with Japan slipping into recession, ignited fears of a worldwide slowdown. Equity market performance in the United States, up 17.7 percent, and Europe, up 26.7 percent, faced periods of volatility but surged ahead on the strength of firm economies, strong consumer spending and low inflation. The real damage was in the emerging markets. Hong Kong, whose currency had not devalued, shed 27.9 percent of its value, while Indonesia, the hardest-hit Asian market, lost 58 percent of its capitalization. The shockwaves were felt half a world away in eastern Europe and Latin America. Russia and Brazil, for instance, were consistently rumored to be on the brink of devaluation, with their markets down 59.7 percent and 17.6 percent, respectively.

THE UNITED STATES
Despite a vibrant consumer sector, the financial crisis in Asia appeared to be having an increasing impact on U.S. economic growth during the period under review. In April, the U.S. trade deficit widened to $14.5 billion, worse than the consensus estimate. Falling exports and an inventory overhang slowed the growth of the industrial sector from the beginning of the year. Nonetheless, many sectors of the U.S. economy remain strong, and the trade deficit's drag on U.S. economic growth appears to have been offset by strong domestic demand. Consumer spending grew at the rapid rate of 6 percent in the first quarter and remained high in the second quarter, due to strong labor and financial market conditions.

Sound fundamentals played a positive role in the bond market's performance during the first half of 1998. Inflationary pressures were minimal throughout the period and the U.S. budget surplus continued to grow, diminishing the supply of Treasury securities. Interest rates fell across the board, with short-term rates falling less than long-term rates due in large part to the federal-funds rate anchoring the short end at

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES
LETTER TO THE SHAREHOLDERS JUNE 30, 1998, CONTINUED

5.50 percent. The federal-funds rate has now been within 50 basis points of the current level for more than three and one-half years. Despite the strength of the domestic economy and tightness of the labor market, the uncertainty generated by Asia and the plunge in commodity prices have encouraged the Federal Reserve to keep monetary policy on hold. Even though the Fed's governors voted to adopt a bias toward tightening monetary conditions in March, few market participants believe that such a move will take place as long as Asia remains mired in financial turmoil and the dollar remains firm against that continent's currencies.

While volatile, the U.S. stock market remained relatively resilient in the face of global economic uncertainty, and domestic large-cap stocks benefited from a perception that they could provide a safe haven from the disorder in Asia. This positive investor psychology combined with strong fundamentals like low inflation, high employment and rising consumer confidence in the U.S. economy to support rising equity prices.

EUROPE

During the period under review, European stock markets delivered strong returns, in both local currency and U.S.-dollar terms. After a setback during the fourth quarter of 1997, due to the crisis in Asia, European markets recovered strongly during the first half of 1998. Market performance was driven by several factors, particularly the strength of the ongoing recovery in the European economies. Continental Europe is now the only major region worldwide where analysts expect stronger economic growth in 1998 versus 1997. In the core European markets, economic activity has accelerated as a result of increased business and consumer optimism. At the same time, interest-rate cuts in Spain and Italy as part of the European Monetary Union (EMU) convergence process have stimulated real GDP growth of better than 3 percent, with further strengthening likely this year. Throughout Europe the inflationary outlook remains benign. Lower commodity prices resulting from the slowdown in Asia imply interest-rate stability for the rest of the year. In the United Kingdom, which is now in a different phase of its economic cycle, high interest rates and a pronounced local currency have had a strongly negative impact on economic activity, and GDP growth forecasts for the U.K. have been reduced to around 2.5 percent for the full year.

At the corporate level, earnings results from Continental European corporations have largely met analysts' expectations and these companies remain fairly positive on the prospects for the second half of the year. This has been the case particularly for sectors geared to the ongoing recovery in European economies, with banking, consumer goods and telecom stocks showing the strongest earnings growth. Where earnings have disappointed, this has been mainly due to lower sales or

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES
LETTER TO THE SHAREHOLDERS JUNE 30, 1998, CONTINUED

increased competition in Asian markets. However, the overall impact from Asia has been less severe than expected, and Continental European corporate earnings, supported by accelerating domestic economies, are expected to grow by 13 to 14 percent this year. In the United Kingdom, the strength of interest rates and the British pound have continued to have a damaging effect on company profits, particularly for manufacturers and exporters. Mainly because of this, corporate earnings are expected to grow by a more moderate 5 to 7 percent in 1998.

In addition to positive economic fundamentals, the transition to the European single currency (Euro) has also supported the region's performance over the last six months. With the 11 "first-wave" EMU members now established, the two main issues are the convergence of short-term interest rates and the formulation of a monetary policy framework for the European Central Bank. Short-term interest rates must converge further during the second half of 1998, implying sharp cuts in the southern European economies. However, the risk that falling interest rates could result in overheating in Spain and Italy has been reduced by the disinflationary effect of the crisis in Asian markets. The majority of European corporations will be fully prepared for the transition to the Euro before the end of the third quarter, and markets appear to be discounting a generally smooth transition throughout the rest of this year.

The imminence of the single currency has had a significant impact on the level of European corporate activity. This has been especially true in the banking and financial sectors, where the single currency creates scope for significant operational synergies and cost savings. Most of the activity of the last six months has taken place within national borders as companies attempt to strengthen their domestic position. However, once the Euro is well established, competitive pressures and pricing transparency should lead to cross-border deals, creating larger companies with a pan-European presence. This is particularly true for industries such as transport and automobiles, where the disappearance of pricing differentials across Europe may create significant margin pressure. The very positive market reactions to recent restructuring announcements at Hoechst and Siemens give an indication of the growing pressure on company management to take action to maximize shareholder value. Corporate restructuring and reform may provide a significant boost to Continental European earnings in the medium term.

ASIA AND THE PACIFIC

Asian markets experienced an extremely volatile and weak first half as the economic downturn in the region intensified. A strong rally during January in response to reform initiatives and debt rescheduling in a number of markets proved to be short-lived as the difficulties of implementation

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES
LETTER TO THE SHAREHOLDERS JUNE 30, 1998, CONTINUED

were gradually realized. Toward the end of the period, the release of first-quarter economic data dealt a further blow to confidence by revealing the contraction in growth to be far more severe than had initially been anticipated. Particularly unsettling was the 2 percent contraction in Hong Kong's domestic economy, which had been accorded a degree of insulation from the downturn in the region.

Having rallied in the first quarter in line with the region's markets, its currencies weakened later in the period, softening returns from markets on a currency-adjusted basis during the second quarter. This occurred despite the tight fiscal and monetary policies pursued throughout the region, which were influenced by the International Monetary Fund (IMF) through its direct involvement via IMF bail-out programs in three markets (Thailand, Korea and Indonesia) and through the moral suasion it continued to exercise elsewhere. Interest rates accordingly remained high, creating a negative operating environment for companies by squeezing liquidity at a time when banks were curtailing lending in response to a marked deterioration in asset quality.

The Hong Kong stock market's performance was punctuated by recurrent concerns over a possible severance of the Hong Kong-U.S. dollar peg. These concerns stemmed from a belief that China's ambitious growth target of 7 to 8 percent for 1998 could not be achieved without the external stimulus of a devaluation of its currency. This conviction placed upward pressure on interest rates as the Hong Kong Monetary Authority moved to squeeze speculators out of its inter-bank market. The impact on stocks was unsurprisingly severe, given both the issues of confidence that speculation involves and the dominance of interest-rate-sensitive property and bank stocks in the Hong Kong market.

Politics dominated the Indonesian market as President Suharto was unseated after more than 30 years in power in the most forceful display of social unrest seen by the region for a generation. In a less spectacular fashion, politics remained central to the Malaysian market as the ebb and flow of political influence between Prime Minister Mahathir and his deputy affected sentiment, given the latter's more pragmatic approach toward the role of foreign investment in Malaysia's economic rehabilitation.

In Northeast Asia, the New Year rally in Korean stocks following the successful rescheduling of its foreign debt proved short-lived as IMF requirements began to manifest themselves in extremely high interest rates and as recession in the manufacturing sector began in earnest. However, by regional comparison Korea performed better than most markets over the six months, given the extreme weakness in that market at the close of 1997. In Taiwan, financial and electronics stocks led the

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market lower, in spite of a relatively robust domestic economy. The contagion effect of the regional slowdown was also an issue, as it was in Singapore, where stock valuations corrected to reflect the earnings impact of the sharp contraction in the neighboring economies of Indonesia and Malaysia.

The Japanese market moved lower during the first quarter, dogged by persistent concerns over solvency and asset quality in the banking sector. The political debate surrounding the appropriate stimuli for the recession-ridden economy did little to lift sentiment, which was mirrored by a continued slide in the yen before intervention by the U.S. and Japanese central banks forced a correction.

The regional downturn continued to put pressure on Australian stocks during the first quarter of 1998 as commodity prices weakened in line with external demand. The currency moved lower as the current account moved further into deficit, thereby diluting currency-adjusted returns. By contrast, a relatively robust Australian economy enabled domestic stocks to outperform during the second quarter, helping the Australian market post a modest positive return for the period as a whole.

CAPITAL APPRECIATION PORTFOLIO

For the six-month period ended June 30, 1998, the Capital Appreciation Portfolio posted a total return of 4.39 percent versus 17.70 percent for the S&P 500 Index and 15.63 percent for the Lipper Variable Annuity Capital Appreciation Underlying Funds Average.

The Portfolio's underperformance relative to the S&P 500 and its Lipper universe is a result of the Portfolio's overweighting relative to these benchmarks in small-cap stocks while, during the period under review, large-cap stocks significantly outperformed. However, we continue to believe that the small-cap segment of the market remains undervalued and that this segment offers greater growth potential over the long term, than the broader market. Accordingly, the Portfolio continues to pursue small-cap stocks in the $5 to $25 price-range with sound fundamentals, solid earnings momentum and financial stability while maintaining broad diversification across industry groups. The top four industries represented in the portfolio on June 30, 1998, were technology (22.4 percent of net assets), consumer cyclicals (22.1 percent), financials (10.5 percent), and health care (28.8 percent). While the technology industry has been particularly affected by the Asian crisis, we remain heavily concentrated in this sector because we are convinced there is good value among small- and mid-cap software names that operate within niche markets.

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LETTER TO THE SHAREHOLDERS JUNE 30, 1998, CONTINUED

We believe that small- and mid-cap stocks stand to benefit from the current environment of stable interest rates, moderate economic growth and a strong U.S. dollar. Although the Asian financial crisis initially caused investors to gravitate toward the perceived safety of large caps, small- and mid-cap stocks actually have less global exposure and may provide investors with a greater defense against any continued turmoil around the Pacific Rim.

CAPITAL GROWTH PORTFOLIO

For the six-month period ended June 30, 1998, the Capital Growth Portfolio posted a total return of 15.40 percent versus 17.70 percent for the S&P 500 Index and 16.23 percent for the Lipper Variable Annuity Growth Underlying Funds Average.

The Portfolio's diversification into small- and mid-capitalization stocks contributed heavily to its performance during the period under review. However, the large-scale underperformance of these stocks relative to their large-capitalization counterparts in the final weeks of the second quarter caused the Portfolio to underperform the market. On June 30, 1998, the Portfolio was approximately 53 percent invested in large-cap stocks and 47 percent in mid- and small-cap companies. Going forward, we do not anticipate that there will be any dramatic shift in the market-capitalization structure of the Portfolio. We believe that portfolio diversification is important across both industry sectors and capitalization ranges.

Investments in the technology, financial and retail sectors contributed to the Portfolio's performance during the period. The Portfolio maintained overweighted positions in each of these sectors for much of the period. At the end of June, the Portfolio had approximately 17 percent of its assets invested in financial and interest-rate-sensitive stocks, 25 percent in technology and capital goods stocks, 12 percent in basic industry and economically sensitive stocks and 45 percent in consumer and consumer-related stocks. The remaining 1 percent was invested in cash and cash equivalents.

Among the Portfolio's largest holdings were U.S.A. Waste Services, Snyder Communications, Tyco International, Providian Financial and Conseco.

COMPETITIVE EDGE PORTFOLIO

The Competitive Edge Portfolio was introduced on May 18, 1998. This Portfolio seeks long-term capital growth by investing at least 80 percent of its net assets in the common stocks of U.S. and

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LETTER TO THE SHAREHOLDERS JUNE 30, 1998, CONTINUED

non-U.S. companies included in the "Best Ideas" subgroup of "Global Investing:
The Competitive Edge," a research compilation assembled and maintained by Morgan Stanley Dean Witter Equity Research, and supplemental securities chosen by the investment manager.

The Global Investing study examines some 2,000 companies to uncover those that have a long-term sustainable competitive advantage in the global arena. The team then follows a rigorous process to identify whether the competitive advantage is reflected in the current stock price. Finally, from that list the team produces a shorter set of their most highly recommended stocks -- the Competitive Edge "Best Ideas" list.

On June 30, 1998, the Portfolio's largest holdings were News Corporation, ST Microelectronics NV, American Express, Procter & Gamble, Asia Pulp & Paper and Citicorp.

DIVIDEND GROWTH PORTFOLIO

For the six-month period ended June 30, 1998, the Dividend Growth Portfolio posted a total return of 10.18 percent, compared to 17.70 percent for the S&P 500 Index and 12.26 percent for the Lipper Variable Annuity Growth and Income Underlying Funds Average.

The Portfolio's underperformance of its benchmark was accounted for by its limited exposure to technology stocks, which have very little, if any, current yield. Additionally, the Portfolio was underweighted in its exposure to financial services stocks, which performed very well during the period.

The Dividend Growth Portfolio began operations on November 9, 1994. Since that date, the Fund has maintained a fully invested posture. During the six-month period under review, shares of Associates First Capital were received into the portfolio as a spin-off from Ford Motor Company. Subsequently, this holding was built into a full portfolio position. The Portfolio's holding in Tricon Global Restaurants (a spin-off from Pepsico) was liquidated. At period-end, the Portfolio owned 52 common stocks spread among 34 industries.

EQUITY PORTFOLIO

For the six-month period ended June 30, 1998, the Equity Portfolio posted a total return of 17.90 percent, compared to 17.72 percent for the S&P 500 Index and 16.15 percent for the Lipper Variable Annuity Growth Index.

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LETTER TO THE SHAREHOLDERS JUNE 30, 1998, CONTINUED

The Portfolio has been defensively positioned for much of 1998. Given our expectations that world economic growth would be slow, our emphasis has been on growth stocks. During periods of economic slowdown, growth stocks tend to outperform cyclical stocks, because they typically have more stable earnings. Entertainment and media has been one area of greatest concentration, accounting for 10 percent of net assets on June 30. Other growth sectors such as health care, financial services and consumer staples have been market weighted. In 1998, the Portfolio has been overweighted in only one area of cyclicals, namely consumer cyclicals or retailers. Given strong wage growth and low unemployment in the United States, retail sales, were, as expected, strong. The Portfolio has been market weighted in technology stocks all year, with an emphasis on the steady growth sectors of technology such as software. Hardware stocks have been avoided. Basic cyclicals, such as capital goods and transportation, have been underweighted throughout the year. Currently, 9.6 percent of the Portfolio is invested in U.S. Treasury bonds.

Among the Portfolio's largest holdings are Equitable Companies, General Electric, Viacom, Becton Dickinson & Co. and America Online.

Looking ahead, we are currently expecting the world economy to slow further as 1998 progresses. We also anticipate that unemployment in the United States is likely to increase. Therefore, it is probable that we will increase our emphasis on defensive growth stocks and reduce our exposure to consumer cyclicals.

INCOME BUILDER PORTFOLIO

For the six-month period ended June 30, 1998, the Income Builder Portfolio posted a total return of 4.94 percent, compared to 17.70 percent for the S&P 500 Index and 10.64 percent for the Lipper Variable Annuity Equity Income Underlying Funds Average.

The Income Builder Portfolio commenced operations on January 21, 1997. By June 30, 1998, assets had grown to more than $88.8 million. The target asset mix of the Portfolio is 40 percent large-capitalization common stocks, 30 percent convertible securities, 10 percent investment-grade fixed-income securities, 10 percent high-yield bonds and 10 percent Real Estate Investment Trusts (REITs).

On June 30, the large-capitalization segment was relatively fully invested, as it has been since the Portfolio's inception. Portfolio transactions completed during the first six months of 1998 included the sale of Sbarro and Peco Energy, and the purchases of Consolidated Natural Gas and Houston

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LETTER TO THE SHAREHOLDERS JUNE 30, 1998, CONTINUED

Industries. Additionally, shares of Associates First Capital were received as a spin-off from Ford Motor Co. and subsequently built into a full portfolio position. At period-end, the Portfolio owned 62 common stocks throughout 32 industry groups.

The convertible portion of the Portfolio performed well during the first half of 1998, providing high current income with a reasonable level of equity participation. The Portfolio's tilt toward yield did cause it to lag its peers as the equity markets rallied, but it also provided significant downside support in weaker periods. It is our experience that convertibles can perform well in modestly increasing, stable or declining markets, but will lag during strong periods.

The Portfolio's exposure to small-cap issues also negatively affected its relative performance during the period. The convertible market is dominated by small-cap companies, which trailed large caps for much of the first half of the fiscal year. Going forward, we continue to focus on the convertibles of small-and mid-cap companies, and the Portfolio should benefit meaningfully when small caps resume their historical leadership role.

The REIT portion of the Portfolio posted negative returns during the period under review. More recently, however, attractive dividend yields and compelling valuations have generated significant interest in the group. Our exposure to this sector is slightly below the 10 percent target, in expectation of two of the Portfolio's real-estate-related investments converting to REIT status in the near future. The Portfolio's REIT investments are split between REIT stocks and REIT convertible securities.

The fixed-income portion of the Portfolio performed as expected, with fairly low sensitivity to interest-rate fluctuations. This portion of the Portfolio is structured to provide maximum current income with low exposure to interest-rate-movements. This strategy helped reduce volatility in the Portfolio during the fiscal year.

EUROPEAN GROWTH PORTFOLIO

For the six-month period ended June 30, 1998, the European Growth Portfolio posted a total return of 26.24 percent versus 15.92 percent for the Morgan Stanley Capital International World Index and 16.25 percent for the Lipper Variable Annuity International Underlying Funds Average.

The Portfolio's largest single exposure is the United Kingdom (29 percent), followed by France (16 percent), Germany (12 percent) and the Netherlands (11 percent). The Portfolio remains overweighted in Sweden, where stocks continue to offer an attractive balance of growth and value,

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LETTER TO THE SHAREHOLDERS JUNE 30, 1998, CONTINUED

and underweighted in Switzerland. Holdings remain concentrated in blue-chip stocks with exposure to the ongoing recovery in European economies. Among the Portfolio's largest holdings are Philips Electronics NV, Accor SA, Alcatel Alstholm, AXA -- UAP and Nestle SA.

The outlook for the European stock markets during the second half of 1998 remains broadly positive. Equity market valuations look expensive at current levels, with the MSCI Europe Index trading on a price/earnings multiple of around 26x 1998 and 25x 1999. However, on interest-rate-based valuation measures the markets look more attractive and mutual fund liquidity should continue to provide technical support. Growth in corporate earnings is underpinned by the strength of the European domestic economies and by the benign (and improving) inflationary outlook.

GLOBAL DIVIDEND GROWTH PORTFOLIO

For the six-month period ended June 30, 1998, the Global Dividend Growth Portfolio posted a total return of 9.70 percent, compared to 15.92 percent for the Morgan Stanley Capital International World Index (MSCI World Index) and
15.44 percent for the Lipper Variable Annuity Global Underlying Funds Average.

The Portfolio's underperformance relative to its benchmark index was due primarily to its underweighting in the United States and an overweighting in Japan. Additionally, the Portfolio's focus on value-oriented stocks, which underperformed growth stocks during the period, also negatively impacted its performance.

The Portfolio remains fully invested and well diversified, with 122 equity issues spread across the world's 14 largest markets, as defined by market capitalization. The United States, as the world's largest market, continues to be the Portfolio's biggest target weighting, at approximately 34 percent of the total net assets spread among 25 stocks. Recent U.S. additions to the Portfolio include Albertson's, Aluminum Company of America, and Consolidated Natural Gas.

The Portfolio also remains exposed to Japan, the world's third largest market, with a target allocation of approximately 18 percent of total net assets. In conjunction with the recent reduction in assets from 23 percent, shares of Mitsubishi Electric were liquidated. While there remains plenty of pessimism surrounding Japanese stocks in general, there are still many world class Japanese companies selling at very attractive prices, which we believe may offer significant rewards for patient, disciplined long-term investors.

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LETTER TO THE SHAREHOLDERS JUNE 30, 1998, CONTINUED

The Portfolio's target allocation to Europe is 36.5 percent: the United Kingdom (11 percent), France (6.5 percent), Germany (7 percent), Italy (4 percent), the Netherlands (3 percent), Switzerland (2 percent), Spain (1.5 percent), and Sweden (1.5 percent). We are very optimistic about the long-term growth potential of high-quality European common stocks, many of which are more attractively valued than their U.S. counterparts.

In the Pacific Rim, the Portfolio has exposure to Hong Kong (5 percent) and Malaysia (1 percent). The dramatic decline recently witnessed in many Asian currencies and equity markets has surpassed even the most pessimistic expectations. The effects from this crisis seem largely contained within the region but may eventually have wide-reaching implications for global growth, inflation and interest rates. Because the Portfolio is exposed to only two Southeast Asian countries, it has fared better than many other global equity funds. Our exposure to the resource-oriented markets of Australia (2 percent) and Canada (2.5 percent) offers risk reduction through diversification, as well as growth potential in economically stable countries.

Looking ahead, we will remain sensitive to any factors that would necessitate changes to the Portfolio's country allocation. We believe that the long-term outlook for the economies and well-established large-capitalization international companies is positive. Consequently, we remain confident, patient, and fully invested.

PACIFIC GROWTH PORTFOLIO

For the six-month period ended June 30, 1998, the Pacific Growth Portfolio posted a total return of -22.32 percent, compared to -6.60 percent for the MSCI Pacific Free Index, -26.85 percent for the MSCI All Country Far East Free Index excluding Japan and -18.81 percent for the Lipper Variable Annuity Pacific Region Underlying Funds Average. The MSCI Pacific Free Index measures the performance of markets in the Pacific Rim and is dominated by the performance of Japanese equities because of the relative size of the Japanese market, which currently makes up more than 70 percent to the Index. It is important to note that the Fund's exposure to Japan is modest relative to this Index. The MSCI All Country Far East Free Index excluding Japan measures the performance of the smaller stock markets of the Pacific Basin, commonly referred to as the Tiger economies, and contains no exposure to the markets of Japan and Australia. The Lipper Pacific Region Funds Average tracks the performance of funds that invest in equity securities whose primary trading markets or operations are concentrated in the Pacific Basin or a single country within this region.

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LETTER TO THE SHAREHOLDERS JUNE 30, 1998, CONTINUED

The period under review was a difficult one for the Pacific region in general and for the Portfolio in particular. The overall contribution to the Portfolio's performance from stock selection was negative, inhibited by weak relative returns from Indonesia, given the extremely difficult stock-picking environment there, and from Japanese stocks. Stock selection in Hong Kong, Singapore, Korea and Taiwan contributed positively to the Portfolio's relative performance, despite general weakness in these markets. The Portfolio's geographical allocation contributed positively to performance, particularly an overweightings in Japan and Australia. However, performance was further hindered by the Portfolio's underweighting of Korea, which outperformed the rest of the region during the period. In the case of Korea, the Portfolio is still unable to meet that country's Qualified Foreign Investor requirements and accordingly remains limited in its local market exposure.

The Portfolio's large cash position made a positive contribution to its overall performance, particularly in an environment of falling markets. Similarly beneficial was our decision to hedge a portion of our Hong Kong dollar and Singapore dollar exposures given the weakness experienced by these currencies during the first half.

The outlook for the markets of the Tiger economies of Asia continues to be weak. The economic environment is clearly suppressed by the inability of most countries in the region to generate significant export recovery despite the major boost to competitiveness given by the currency declines of the last twelve months. The failure of Japanese authorities to stimulate a recovery, together with the weakness of the yen, is clearly not contributing toward an upturn in exports. Indeed, with trade within the Asian region typically accounting for approximately half of exports, the very factor that insulated Asia from the global recession of the early 1990s is now working to the detriment of the region. Domestic demand remains weak across the area, with the only positive factor being the decline in demand for imported goods now generating trade account surpluses.

The euphoria that surrounded policy announcements in the early part of the year has now dissipated with most investors recognizing the enormity of the challenges that the region faces in implementing reforms. There is growing evidence of a shift away from the IMF's approach to dealing with the region's economic crisis. Faced with extremely tight liquidity and falling output, many authorities are leaning toward monetary and fiscal stimuli in an attempt to ease the corporate sector's financial burdens to stimulate growth. Whatever the long-term success of the IMF program, the short-run consequences are likely to include weaker currencies and upward pressure on inflation, which

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LETTER TO THE SHAREHOLDERS JUNE 30, 1998, CONTINUED

continues to be underreported by official CPI data. Confidence will also be affected should there be an abandonment of IMF discipline in the economies (Korea, Thailand and Indonesia) currently subject to the targets and conditions of a IMF Portfolio Program.

Currency volatility is likely to remain high, particularly in the wake of China's warnings last month of possible devaluation should downward pressure on the yen continue. Timed to coincide with President Clinton's visit to Beijing, China's comments appear to have represented an opportunistic political move. However, growth in China, which is dominated by a strong disinflationary pulse that resulted from an overaccumulation of inventories in the latter half of 1997, is clearly under pressure. Inflation data have turned negative, mirrored by a sharp slowing in retail activity and manufacturing output. At the same time, an ambitious program of state-sector reform currently under way in China demands strong growth to absorb the inevitable job losses that will result. The suspicion therefore remains that the authorities will consider employing the external stimulus which devaluation invites.

The risk of such a devaluation, which would put immense pressure on the Hong Kong dollar, accordingly remains, although the abandonment of the Hong Kong dollar peg is not our central assumption. This notwithstanding, with policy slippage increasingly apparent in the region as authorities lessen their resolve to tackle the crisis with tight monetary and fiscal measures, the region's currencies generally are forecast to remain soft. The portfolio's currency hedges will therefore remain in place. Against this background, we continue to overweight Australia and Japan at the expense of the Tiger markets.

Within the Tiger region, we continue to prefer Hong Kong to Southeast Asia. Despite declines in residential property prices of 40 to 50 percent from the peak of the cycle and a very weak retail sector, the corporate sector continues to be in better health there than in much of the rest of the region. This is primarily due to lower corporate debt, greater corporate transparency and stronger company management. These factors, together with a price earnings ratio close to single figures, lead us to be relatively more-positive. The portfolio also has a relative preference for Singapore, again due to the strengths of the corporate sector and to the resolve of that government in responding to economic difficulties. Conversely, the underweighting of Malaysia remains intact, in the face of concerns exacerbated by recent policy shifts. The sidelining of Deputy Prime Minister Anwar in favor of Daim Zainuddin has coincided with looser monetary conditions. It is still not clear that the Malaysian authorities have the political resolve to tackle the problems of heavily leveraged, well-connected corporate entrepreneurs without disadvantaging minority shareholders.

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LETTER TO THE SHAREHOLDERS JUNE 30, 1998, CONTINUED

Elsewhere in the region, in Indonesia the uncertainties created by a new President and the almost unprecedented severity of the economic downturn there lead us to continue to have minimal exposure to this market. In Korea, the response to President Kim Dae Jung's initiatives has been disappointing on the part of the labor unions, and clearly the reform process is going to be slow and painful. As elsewhere in the region, the Korean portfolio is focused on exporting companies, including Samsung Electronics and POSCO. The Portfolio has a modest exposure to the Philippines, with an emphasis on utility companies. We intend to increase the weighting in Taiwan while reducing slightly our relative weighting on electronics given that sector's uncertain earnings outlook. Recapitalization efforts in Thailand have been frustrated by the poor performance of its bank stocks and a further escalation in nonperforming loans. This will probably hinder the progress of the equity market, so we intend to lighten our exposure there slightly.

With little improvement expected in Japan's domestic economy, politics and policy choices there will be central to the performance of the market in the coming months. Clear, decisive action to clear out bad banks, reform the tax structure and accelerate the restructuring process would be taken quite positively and enable the market to rally. This process has been complicated by the shocking resignation of Prime Minister Hashimoto after a heavy protest vote against his party in the recent Upper House Election. The new prime minister, Mr. Obuchi, is very much old-style Japan, and his appointment has so far been taken negatively by the market. It is still unclear how he plans to stabilize the economy and the financial system. However, the opportunity to reform them has clearly been given greater potency by this political moment. The Portfolio therefore remains overweighted in Japan, given its potential to outperform the Tiger markets over the next six months.

Economic activity in Australia is expected to slow further, in line with that of its major trading partners. However, relative to the contraction currently being experienced elsewhere in Asia, the Australian economy remains comparatively robust. In addition, the prospect of further efforts by U.S. authorities to stabilize the yen, and hence the intraregional currencies, may result in a short-term reversal of capital flows into the region. In such circumstances Australia would benefit, given its safe-haven status, and could cause the market to trade higher in the short term. Although we feel that earnings expectations are too optimistic in certain sectors, we nevertheless acknowledge that value is emerging, particularly in cyclical stocks. Accordingly, as indicated, we remain overweighted in the Australian portion of the Portfolio.

In view of our cautious approach to the equity markets in both the Pacific Basin and Australia, we expect to operate cash levels in the Portfolios at higher levels than usual in anticipation of buying

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LETTER TO THE SHAREHOLDERS JUNE 30, 1998, CONTINUED

opportunities to come. We believe that the equity markets have already discounted much of the negative economic outlook for the region and are convinced that longer-term investors should look to further weakness as an opportunity to build exposure to the region. It is interesting that there has recently been a significant increase in the number of corporate purchases of assets in the region as multinational companies have looked for opportunities. Such deals are typically taking place at prices above those indicated by current stock market valuations and may be a guide to longer-term values once the current economic slowdown, and attendant weak sentiment, bottom out.

S&P 500 INDEX PORTFOLIO

The S&P 500 Index Portfolio was introduced on May 18, 1998. This portfolio seeks to provide investment results that correspond to the total returns of the S&P 500 Composite Stock Price Index (S&P 500).

Diversifying a portfolio among a variety of securities and industries has proven to be an effective investment approach. The Portfolio mimics the holdings of the S&P 500 Index and therefore is diversified among 500 stocks in America's leading industries. In addition, since many of the stocks that make up the S&P 500 Index pay dividends, the Portfolio will be well represented in dividend-paying securities. Such securities can become an important capital-building component of a diversified portfolio.

UTILITIES PORTFOLIO

For the six-month period ended June 30, 1998, the Utilities Portfolio posted a total return of 10.34 percent, compared to 17.72 for the broad-based S&P 500 Index and 9.30 percent for the Lipper Variable Annuity Utilities Underlying Funds Average.

During the first six months of 1998, Asian economic fears and uncertainties resurfaced and contributed to extreme volatility in U.S. financial markets. The primary beneficiaries of the turmoil in the Pacific region included Treasury bonds, electric utilities and selective telecommunications equities as investors sought these vehicles for their relative safety and quality. Investors especially favored electric utility equities, due to their attractive valuations, defensive characteristics, strengthening fundamentals and minimal Asian exposure. This positive utility backdrop provided the underpinnings for the favorable investment performance of the Portfolio during the first half of 1998.

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LETTER TO THE SHAREHOLDERS JUNE 30, 1998, CONTINUED

The resumption of Asian economic concerns enabled the Portfolio to close the performance gap with the overall market during the second quarter, when safe-haven investments became increasingly appealing.

With respect to electric utilities, performance was robust and the fundamentals continue to prove positive as the industry progresses from a monopoly environment to a competitive marketplace and investor concerns regarding regulatory treatment ease further. The Portfolio continues to emphasize companies characterized by low unit costs and good earnings growth opportunities through sound diversification strategies. Within this sector, the trend of mergers and acquisitions continued during the period, and providing additional price appreciation for the group was the suggestion of foreign utility company interest in selective U.S. electric assets.

Turning to the telecom sector, merger and acquisition fever was also evident throughout the first six months of 1998 as investors propelled stock prices upward in anticipation of further industry consolidation. Notably, SBC Communications announced its acquisition of Ameritech in a $62 billion merger proposal, thus creating a local carrier with a significant customer reach from Ohio to California. Also, AT&T announced a groundbreaking merger with the cable company Telecommunications Inc., which should provide a powerful foray into the local telecom market. Both proposed mergers follow the convergence path that many telecom companies have been taking since the passage of the Telecommunication Act of 1996. The outlook for earnings growth within this sector remains favorable especially given the high-growth prospects for such newer industry applications as data/Internet. Telecom companies are capitalizing on the strong growth of data by incorporating Internet access into their existing suites of telecom services.

Foreign telecom companies within the Portfolio also performed strongly. This segment of the Portfolio enhances its overall investment appeal and includes very minimal Asian exposure, with a primary emphasis on Europe, as well as Canada and Latin America. The foreign component, which remains geographically dispersed, benefited from the strong revenue growth characteristics of broadening worldwide telecom infrastructure as well as the potential consolidation among telecom companies globally.

Performance of the natural gas sector, in contrast, lagged within the utility sectors as natural gas prices weakened considerably, due to a drop in oil prices and warm temperatures. However, given the fact that gas prices are extremely sensitive to weather changes, a turn toward warmer-than-normal weather during June increased demand for natural gas resulting in a modest rebound in gas

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LETTER TO THE SHAREHOLDERS JUNE 30, 1998, CONTINUED

commodity prices and stocks. The Portfolio continues to focus on high-quality well-diversified companies within all areas of the natural gas sector. This is due to the favorable long-term outlook of the natural gas sector, given the increasing appeal worldwide as a clean-burning, environmentally friendly energy source.

The Portfolio remained fully invested during the first half of 1998, reflecting improved investor confidence, particularly within the electric sector, given its appeal in a volatile financial marketplace. Widespread diversification remains a key characteristic and strength of the Portfolio. To place this in perspective, on June 30, 1998, 89 percent of the Portfolio's net assets was allocated to utility and utility-related equities. Within the equity component, 51 percent was allocated to electric utilities, 38 percent to telecommunications and 11 percent to natural gas. Enhancing overall diversification are foreign securities, accounting for 8 percent of net assets, that are focused on the growth area of global telecommunications. The Portfolio's high-quality fixed-income portfolio accounted for 9 percent of net assets, with 2 percent held in cash and cash equivalents.

During the second half of 1998, the Portfolio anticipates a modest decrease in the electric utility component, in favor of selective telecommunication opportunities, while keeping the Portfolio well positioned to benefit from the current environment of low inflation and low interest rates. The Portfolio remains uniquely balanced to capitalize on the expansive growth occurring across all utility sectors and remains structured to meet its long-term objectives.

STRATEGIST PORTFOLIO

For the six-month period ended June 30, 1998, the Strategist Portfolio posted a total return of 16.82 percent versus 17.70 percent for the S&P 500 Index, 4.17 percent for the Lehman Brothers Government/Corporate Bond Index and 9.73 for the Lipper Variable Annuity Flexible Portfolio Underlying Funds Average.

The Portfolio's outperformance of its Lipper peer group and the Lehman Index was a direct result of a decision to maintain its equity overweighting during last year's disruptive currency devaluations. The Portfolio maintained a positive stance on the equity market, because our analysis had indicated that valuations could continue to climb as long as the Federal Reserve Board maintained a stable monetary policy and inflation continued to be relatively subdued. While ancillary events such as currency upheavals, financial risks in Japan and Russia, and political risks in the United States cropped up to cause minor corrections, our views focused on the underlying attractiveness of U.S. valuations, with inflation at 1.3 percent and earnings growing between 6 and 8 percent. Therefore,

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES
LETTER TO THE SHAREHOLDERS JUNE 30, 1998, CONTINUED

we held our asset allocation target to 70 percent in equities, 20 percent in bonds and 10 percent in cash. A secondary source of the Portfolio's outperformance is its equity sector overweightings and an emphasis on the longer end of the yield curve in the bond component.

The equity portfolio had been tilted toward large-capitalization consumer issues since the fourth quarter of 1997 and thus benefited tremendously when retailers, entertainment, and auto and personal computer stocks rallied in 1998. By focusing on fewer names with greater earnings visibility, the Portfolio was better able to take advantage of these trends. On June 30, 1998, the Portfolio's largest equity holdings were America Online (internet), Gap (retail-specialty apparel), Mediaone (media group), Dell Computer (computers), Chrysler (autos) and Lucent Technologies (communications equipment).

The fixed-income component, while only 20 percent of the Portfolio, helped it outperform the Lehman Index by maintaining a slightly longer maturity and greater weighting in the corporate sector. The fixed-income component's average maturity at midyear stood at 10 years, the average yield at 6.14 percent and the duration at 5 1/2 years.

HIGH YIELD PORTFOLIO

For the six-month period ended June 30, 1998, the High Yield Portfolio posted a total return of 4.18 percent, compared to 4.50 for the Lehman High Yield Index and 4.58 percent for the Lipper Variable Annuity High Yield Underlying Funds Average.

Following some market weakness in 1997's fourth quarter as a result of the crisis in the emerging markets, the high-yield bond sector proceeded to stabilize and recover during the first half of 1998, given the continued strength in the U.S. economy. This strength has resulted in solid earnings improvements on the part of many high-yield companies and has thus provided fuel for the sharp equity market advance experienced during the period. Many high-yield companies have taken advantage of higher equity valuations to raise equity and strengthen their own balance sheets. The resulting credit quality improvement has helped keep the high-yield market's performance strong relative to that of many of the other fixed-income markets.

As the economy has continued to expand over the past few years, the Portfolio has tended to concentrate on B-rated issues. In a growing economy one can generally find undervalued upgrade candidates in this sector of the market that provide attractive yields as well as appreciation potential. Given our expectation for ongoing growth in the economy this year, we continue to feel that many of

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES
LETTER TO THE SHAREHOLDERS JUNE 30, 1998, CONTINUED

these issues could be very attractive investments. However, in light of the lower market yields available today and the potential for a modest correction in the market, we have taken some defensive steps for the Portfolio over the past year. These include increasing its allocation to the higher-quality end of the market (BB-rated issues or higher). We feel that these holdings will better protect shareholders during a potentially nervous market environment as well as provide the liquidity and portfolio flexibility needed to take advantage of higher, more attractive market yields in the future.

In addition, the Portfolio has sold many of its heavily cyclical positions and is now focused mainly on more predictable, recession-resistant and growth sectors of the economy such as food and beverages, health care, telecommunications, and media and cable. In some of these sectors, such as media and telecommunications, we expect to see continued consolidation, which should bode well for many of the Portfolio's individual holdings. Finally, in keeping with our present more defensive posture, we will continue to limit our exposure to foreign emerging high-yield markets, particularly given the risk associated with the ongoing crisis in many emerging markets.

The one- to two-year outlook for the high-yield market remains positive, with our expectations for continued economic growth and a relatively favorable interest-rate environment. We caution, however, that during this period the possibility exists for another round of investor nervousness in reaction to potential Federal Reserve Board moves or another disruption in emerging markets.

QUALITY INCOME PLUS PORTFOLIO

For the six-month period ended June 30, 1998, the Quality Income Plus Portfolio posted a total return of 4.45 percent, compared to 3.93 percent for the Lehman Aggregate Bond Index and 3.97 percent for the Lipper Variable Annuity Corporate Debt A-Rated Underlying Funds Average.

Given the expectation that interest rates would eventually trend lower as fewer U.S. Treasury instruments would be issued, and that the U.S. dollar would continue to strengthen, thus dampening potential inflationary pressures from above-target economic growth, the Portfolio pursued the following strategies. First, it focused on providing a consistent return over time by increasing its amount of long-duration, high-quality instruments and zero-coupon bonds issued by the Federal National Mortgage Association (FNMA). This goal was accomplished by selling short-maturity corporate notes and premium mortgage-backed securities. Second, the Portfolio's allocation to U.S. government instruments was increased to approximately 10 percent of assets, whereas yankee

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES
LETTER TO THE SHAREHOLDERS JUNE 30, 1998, CONTINUED

corporate notes and bonds were sold. By doing so, the Portfolio sought to participate in any price appreciation afforded by such instruments as both domestic and international investors sought refuge in the safety of U.S. Treasury instruments.

Looking ahead, we believe that the strong technical underpinnings of the U.S. government market, with its burgeoning surplus coupled with low inflation expectations, should continue to make fixed-income investments particularly attractive in the months ahead.

MONEY MARKET PORTFOLIO

As of June 30, 1998, the Money Market Portfolio had assets in excess of $350 million with an average life of 73 days. The Portfolio's annualized net investment income for the most recent six-month fiscal period was 5.13 percent, while its 30-day annualized yield for June was 5.13 percent.

On June 30, 1998, approximately 81 percent of the Portfolio was invested in high-quality commercial paper, 10 percent in short-term bank notes and bankers' acceptances issued by major and financially strong commercial banks, 8 percent in certificates of deposit issued by such institutions and the remainder in federal agency obligations.

At the end of this fiscal period, approximately 81 percent of the Portfolio's assets were due to mature in less than four months. Therefore, the Portfolio is well positioned for stability of value with a high degree of liquidity. We continue to operate the Portfolio in a straightforward, conservative style without structured notes or derivative products, which could fluctuate excessively when interest rates change. In addition, the Portfolio has avoided making any direct investments in Asian financial institutions, because of their relatively slim levels of capital strength. As a result, the Portfolio's exposure to credit-rating downgrades, which some money market funds have experienced recently, has been limited.

At this time we anticipate a slight moderation in the pace of economic activity during the remainder of 1998, with no major adverse surprises in the rate of inflation. In view of the benign inflationary environment, along with the uncertainty of international economic events, we anticipate that the Fed will maintain the current federal funds target rate for the near term. As a result, we do not expect the investment yields available to the Portfolio during the months immediately ahead to differ dramatically from those that were available during the fiscal period just ended.

As always, the Money Market Portfolio serves as a useful investment for liquidity, preservation of capital and a yield that reflects prevailing money market conditions.

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES
LETTER TO THE SHAREHOLDERS JUNE 30, 1998, CONTINUED

We appreciate your ongoing support of Morgan Stanley Dean Witter Variable Series and look forward to continuing to serve your investment objectives.

Very truly yours,

      [SIGNATURE]
CHARLES A. FIUMEFREDDO
CHAIRMAN OF THE BOARD

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES - MONEY MARKET PORTFOLIO OF INVESTMENTS JUNE 30, 1998 (UNAUDITED)

                                                               ANNUALIZED
PRINCIPAL                                                        YIELD
AMOUNT IN                                                      ON DATE OF      MATURITY
THOUSANDS                                                       PURCHASE         DATE           VALUE
---------------------------------------------------------------------------------------------------------
           COMMERCIAL PAPER (80.9%)
           AUTOMOTIVE - FINANCE (13.9%)
$ 13,310   American Honda Finance Corp.......................  5.55-5.58 % 07/16/98-07/30/98 $ 13,267,846
   5,100   Chrysler Financial Corp...........................    5.59          07/01/98         5,100,000
   9,950   Daimler-Benz North America Corp...................  5.60-5.61   07/23/98-08/11/98    9,900,988
   6,000   Ford Motor Credit Co..............................    5.56          07/21/98         5,981,633
  14,600   General Motors Acceptance Corp....................  5.58-5.63   08/21/98-11/19/98   14,413,995
                                                                                             ------------
                                                                                               48,664,462
                                                                                             ------------
           BANK HOLDING COMPANIES (12.6%)
  11,500   Bankers Trust Corp................................  5.56-5.76   08/24/98-01/11/99   11,287,111
  14,000   Morgan (J.P.) & Co. Inc...........................  5.57-5.63   07/10/98-12/16/98   13,753,563
   5,000   Mellon Financial Co...............................    5.60          07/27/98         4,980,067
   5,000   NationsBank Corp..................................    5.61          08/13/98         4,967,033
   4,130   Norwest Corp......................................    5.60          07/31/98         4,110,830
   5,000   PNC Funding Corp..................................    5.62          08/26/98         4,957,067
                                                                                             ------------
                                                                                               44,055,671
                                                                                             ------------
           BANKS - COMMERCIAL (13.7%)
  10,000   Abbey National North America Corp.................  5.65-5.67   10/29/98-11/04/98    9,812,091
   5,000   Barclays U.S. Funding Corp........................    5.56          07/07/98         4,995,492
   4,000   Rabobank USA Financial Corp.......................    5.62          10/23/98         3,930,840
  16,000   Societe Generale N.A., Inc........................  5.57-5.58   07/09/98-10/09/98   15,865,997
   5,000   Toronto-Dominion Holdings USA Inc.................    5.63          11/10/98         4,899,717
   8,650   UBS Finance (DE) Inc..............................  5.58-5.66   08/10/98-11/20/98    8,549,078
                                                                                             ------------
                                                                                               48,053,215
                                                                                             ------------
           BROKERAGE (2.8%)
  10,045   Goldman Sachs Group L.P...........................    5.59      08/18/98-09/03/98    9,958,938
                                                                                             ------------
           ENERGY (1.4%)
   4,900   Texaco Inc........................................    5.55          07/23/98         4,883,650
                                                                                             ------------
           FINANCE - COMMERCIAL (6.4%)
   7,240   CIT Group Holdings, Inc...........................  5.60-5.61   09/24/98-10/09/98    7,138,847
  15,745   International Lease Finance Corp..................  5.61-5.67   09/15/98-01/13/99   15,413,084
                                                                                             ------------
                                                                                               22,551,931
                                                                                             ------------
           FINANCE - CONSUMER (13.3%)
  10,475   American General Finance Corp.....................  5.59-5.60   08/07/98-08/31/98   10,399,440
  10,840   Avco Financial Services Inc.......................  5.57-5.62   08/04/98-09/17/98   10,751,366

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES - MONEY MARKET PORTFOLIO OF INVESTMENTS JUNE 30, 1998 (UNAUDITED) CONTINUED

                                                               ANNUALIZED
PRINCIPAL                                                        YIELD
AMOUNT IN                                                      ON DATE OF      MATURITY
THOUSANDS                                                       PURCHASE         DATE           VALUE
---------------------------------------------------------------------------------------------------------
$ 11,000   Beneficial Corp...................................  5.58-5.59 % 09/01/98-09/10/98 $ 10,887,306
   9,700   Commercial Credit Co..............................    5.58      07/08/98-09/02/98    9,649,314
   4,725   Household Finance Corp............................    5.58          08/14/98         4,693,353
                                                                                             ------------
                                                                                               46,380,779
                                                                                             ------------
           FINANCE - CORPORATE (1.3%)
   4,575   Ciesco, L.P.......................................    5.60          09/25/98         4,514,890
                                                                                             ------------
           FINANCE - DIVERSIFIED (5.5%)
   4,970   Associates Corp. of North America.................    5.59          09/11/98         4,915,231
  14,430   General Electric Capital Corp.....................  5.59-5.68   08/20/98-02/19/99   14,204,588
                                                                                             ------------
                                                                                               19,119,819
                                                                                             ------------
           FINANCE - EQUIPMENT (3.1%)
  10,780   Deere (John) Capital Corp.........................  5.56-5.60   07/02/98-12/08/98   10,692,870
                                                                                             ------------
           INDUSTRIALS (0.6%)
   2,140   Deere & Co........................................    5.58          09/04/98         2,118,671
                                                                                             ------------
           INSURANCE (0.8%)
   3,010   American General Corp.............................    5.60          10/02/98         2,967,233
                                                                                             ------------
           OFFICE EQUIPMENT (1.1%)
   3,920   IBM Credit Corp...................................    5.61          10/21/98         3,853,412
                                                                                             ------------
           RETAIL (4.4%)
  15,540   Sears Roebuck Acceptance Corp.....................  5.56-5.57   07/15/98-07/28/98   15,494,702
                                                                                             ------------

           TOTAL COMMERCIAL PAPER
           (AMORTIZED COST $283,310,243)...................................................   283,310,243
                                                                                             ------------

           SHORT-TERM BANK NOTES (9.0%)
  10,500   First Union National Bank.........................  5.65-5.66   10/28/98-01/20/99   10,500,000
  14,900   La Salle National Bank............................  5.57-5.58   07/13/98-10/05/98   14,900,000
   6,000   NationsBank, N.A..................................    5.58          08/27/98         6,000,000
                                                                                             ------------

           TOTAL SHORT-TERM BANK NOTES
           (AMORTIZED COST $31,400,000)....................................................    31,400,000
                                                                                             ------------

           CERTIFICATES OF DEPOSIT (8.0%)
   5,000   Chase Manhattan Bank (USA)........................    5.62          07/06/98         5,000,000
   9,500   Fleet National Bank...............................  5.58-5.61   08/19/98-09/28/98    9,500,000
   5,000   Mellon Bank, N.A..................................    5.68          01/04/99         5,000,000

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES - MONEY MARKET PORTFOLIO OF INVESTMENTS JUNE 30, 1998 (UNAUDITED) CONTINUED

                                                               ANNUALIZED
PRINCIPAL                                                        YIELD
AMOUNT IN                                                      ON DATE OF      MATURITY
THOUSANDS                                                       PURCHASE         DATE           VALUE
---------------------------------------------------------------------------------------------------------
$  8,500   U.S. Bank N.A.....................................    5.60    % 10/19/98-10/26/98 $  8,500,000
                                                                                             ------------

           TOTAL CERTIFICATES OF DEPOSIT
           (AMORTIZED COST $28,000,000)....................................................    28,000,000
                                                                                             ------------

           BANKERS' ACCEPTANCES (1.4%)
   5,000   Corestates Bank, N.A. (AMORTIZED COST
             $4,972,500).....................................    5.58          08/06/98         4,972,500
                                                                                             ------------

           U.S. GOVERNMENT AGENCY (1.3%)
   4,600   Federal National Mortgage Assoc. (AMORTIZED COST
             $4,542,309).....................................  5.47-5.61   07/14/98-03/05/99    4,542,309
                                                                                             ------------

TOTAL INVESTMENTS
(AMORTIZED COST $352,225,052) (a).........................................................  100.6 %   352,225,052

LIABILITIES IN EXCESS OF CASH AND OTHER ASSETS............................................   (0.6)     (2,154,598)
                                                                                            ------  -------------

NET ASSETS................................................................................  100.0 % $ 350,070,454
                                                                                            ------  -------------
                                                                                            ------  -------------

---------------------

(a)  Cost is the same for federal income tax purposes.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES - QUALITY INCOME PLUS PORTFOLIO OF INVESTMENTS JUNE 30, 1998 (UNAUDITED)

PRINCIPAL
AMOUNT IN                                                               COUPON         MATURITY
THOUSANDS                                                                RATE            DATE              VALUE
--------------------------------------------------------------------------------------------------------------------
             CORPORATE BONDS (66.3%)
             BANKS AND BANK HOLDING COMPANIES (10.2%)
$  5,000     Banc One Corp..........................................     8.00 %        04/29/27         $  5,823,450
   5,000     Banco Central Hispanoamericano (Cayman Islands)........     7.50          06/15/05            5,288,350
   5,000     First Bank N.A.........................................     8.35          11/01/04            5,567,500
   5,000     First Bank System......................................     7.625         05/01/05            5,366,200
   5,000     Fleet Financial Group, Inc.............................     6.875         01/15/28            5,111,100
   3,000     Mellon Bank N.A........................................     7.625         09/15/07            3,272,970
   5,000     NationsBank Corp.......................................     7.80          09/15/16            5,640,350
   3,000     Old Kent Financial Corp................................     6.625         11/15/05            3,044,580
   2,000     Santander Financial Issuances (Cayman Islands).........     7.75          05/15/05            2,134,480
   5,000     State Street Boston Corp...............................     5.95          09/15/03            4,993,400
   2,000     Swiss Bank Corp........................................     7.375         07/15/15            2,176,200
   2,000     Wachovia Corp..........................................     6.375         04/15/03            2,025,940
                                                                                                        ------------
                                                                                                          50,444,520
                                                                                                        ------------
             BEVERAGES (1.5%)
   2,000     Coca-Cola Enterprises Inc..............................     8.50          02/01/22            2,445,200
   5,000     Coca-Cola Enterprises Inc..............................     6.75          01/15/38            5,054,550
                                                                                                        ------------
                                                                                                           7,499,750
                                                                                                        ------------
             BROKERAGE (3.2%)
   2,000     Bear Stearns Companies, Inc............................     8.75          03/15/04            2,237,600
   5,000     Donaldson Lufkin & Jenrette, Inc.......................     6.875         11/01/05            5,131,250
   2,000     Lehman Brothers Holdings, Inc..........................     8.75          03/15/05            2,250,960
   5,000     Lehman Brothers Holdings, Inc..........................     8.50          08/01/15            5,861,150
                                                                                                        ------------
                                                                                                          15,480,960
                                                                                                        ------------
             CONSUMER PRODUCTS (4.1%)
   4,000     Becton Dickinson & Co.+................................     8.70          01/15/25            4,571,080
   3,000     Carnival Corp..........................................     6.65          01/15/28            2,968,890
   5,000     CPC International, Inc.................................     7.25          12/15/26            5,461,700
   1,000     Maytag Corp............................................     9.75          05/15/02            1,122,510
   5,000     Philip Morris Companies, Inc...........................     7.125         10/01/04            5,154,350
   1,000     Sony Corp. (Japan).....................................     6.125         03/04/03            1,005,030
                                                                                                        ------------
                                                                                                          20,283,560
                                                                                                        ------------
             DEFENSE (1.8%)
   3,000     Lockheed Martin Corp.+.................................     7.70          06/15/08            3,317,520
   5,000     Lockheed Martin Corp...................................     7.20          05/01/36            5,419,000
                                                                                                        ------------
                                                                                                           8,736,520
                                                                                                        ------------
             ELECTRONICS - SEMICONDUCTORS/COMPONENTS (1.0%)
   5,000     Applied Materials, Inc.................................     7.125         10/15/17            5,074,900
                                                                                                        ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES - QUALITY INCOME PLUS PORTFOLIO OF INVESTMENTS JUNE 30, 1998 (UNAUDITED) CONTINUED

PRINCIPAL
AMOUNT IN                                                               COUPON         MATURITY
THOUSANDS                                                                RATE            DATE              VALUE
--------------------------------------------------------------------------------------------------------------------
             ENERGY (3.6%)
$  2,000     Anadarko Petroleum Corp................................     7.73 %        09/15/96         $  2,212,500
   5,000     Dresser Industries, Inc................................     7.60          08/15/96            5,703,100
     320     Mobil Corp.............................................     9.17          02/29/00              330,876
   2,000     Petroliam Nasional Berhad - 144A* (Malaysia)...........     7.75          08/15/15            1,616,320
   3,000     Phillips Petroleum Co..................................     7.125         03/15/28            3,034,530
   1,000     Texaco Capital, Inc....................................     9.75          03/15/20            1,380,770
   3,000     Transocean Offshore Inc................................     8.00          04/15/27            3,463,920
                                                                                                        ------------
                                                                                                          17,742,016
                                                                                                        ------------
             FINANCIAL SERVICES (2.7%)
   3,000     Ford Capital BV........................................     9.50          06/01/10            3,794,310
   5,000     Ford Motor Credit Corp.................................     7.75          03/15/05            5,409,400
   4,000     Norwest Financial Inc..................................     7.875         02/15/02            4,228,600
                                                                                                        ------------
                                                                                                          13,432,310
                                                                                                        ------------
             HEALTHCARE - DIVERSIFIED (0.2%)
   1,000     Kaiser Foundation Health Plan, Inc.....................     9.55          07/15/05            1,193,990
                                                                                                        ------------
             INDUSTRIALS (9.8%)
   5,000     Aluminum Co. of America................................     6.75          01/15/28            5,109,250
   5,000     Barrick Gold Corp.+....................................     7.50          05/01/07            5,312,400
   5,000     Boeing Co..............................................     7.95          08/15/24            5,932,750
   4,644     Burlington Northern Santa Fe Corp......................     7.33          06/23/10            4,869,145
   4,731     Burlington Northern Santa Fe Corp......................     7.97          01/01/15            5,318,929
   3,000     Caterpillar, Inc.......................................     9.375         08/15/11            3,813,450
   5,000     Honeywell, Inc.........................................     6.625         06/15/28            5,061,200
   5,000     Kerr McGee Corp........................................     7.125         10/15/27            5,120,150
   5,000     PanAmSat Corp. - 144A*.................................     6.00          01/15/03            4,956,500
   3,000     Tyco International Group S.A. (Luxembourg).............     7.00          06/15/28            3,025,710
                                                                                                        ------------
                                                                                                          48,519,484
                                                                                                        ------------
             INSURANCE (5.0%)
   2,000     CNA Financial Corp.....................................     6.50          04/15/05            2,005,680
   2,000     Equitable Companies, Inc...............................     7.00          04/01/28            2,055,420
   3,000     Jackson National Life Insurance Co. - 144A*............     8.15          03/15/27            3,452,460
   5,000     Liberty Mutual Insurance Co. - 144A*...................     7.875         10/15/26            5,608,050
   5,000     Lumbermens Mutual Casualty - 144A*.....................     9.15          07/01/26            6,047,400
   5,000     Nationwide Financial Services, Inc.....................     8.00          03/01/27            5,474,450
                                                                                                        ------------
                                                                                                          24,643,460
                                                                                                        ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES - QUALITY INCOME PLUS PORTFOLIO OF INVESTMENTS JUNE 30, 1998 (UNAUDITED) CONTINUED

PRINCIPAL
AMOUNT IN                                                               COUPON         MATURITY
THOUSANDS                                                                RATE            DATE              VALUE
--------------------------------------------------------------------------------------------------------------------
             PHARMACEUTICALS (1.3%)
$  5,000     Johnson & Johnson......................................     8.72 %        11/01/24         $  5,768,950
     665     Marion Merrell Corp....................................     9.11          08/01/05              732,806
                                                                                                        ------------
                                                                                                           6,501,756
                                                                                                        ------------
             PUBLISHING (0.6%)
   3,000     Times Mirror Co........................................     6.61          09/15/27            3,100,830
                                                                                                        ------------
             RESTAURANTS (0.3%)
   1,000     McDonald's Corp........................................     8.875         04/01/11            1,232,690
                                                                                                        ------------
             RETAIL (3.0%)
   5,000     May Department Stores Co...............................     6.875         11/01/05            5,178,500
   5,000     May Department Stores Co...............................     7.625         08/15/13            5,545,500
   1,000     Penney (J.C.) Co., Inc.................................     9.75          06/15/21            1,118,080
   2,932     Wal-Mart Stores, Inc...................................     7.49          06/21/07            3,148,796
                                                                                                        ------------
                                                                                                          14,990,876
                                                                                                        ------------
             TELECOMMUNICATIONS (6.7%)
   3,500     Aliant Communications, Inc.............................     6.75          04/01/28            3,576,265
   5,000     AT&T Corp..............................................     8.35          01/15/25            5,546,000
   2,000     Cable & Wireless PLC (United Kingdom)..................     6.625         03/06/05            2,017,660
   2,000     Frontier Corp..........................................     7.25          05/15/04            2,092,420
   2,000     GTE Corp...............................................     6.84          04/15/18            2,008,120
   5,000     GTE Corp...............................................     7.90          02/01/27            5,427,000
   2,000     GTE Corp...............................................     6.94          04/15/28            2,014,560
   2,000     Illinois Bell Telephone Co.............................     7.25          03/15/24            2,058,680
   5,000     Lucent Technologies Inc................................     7.25          07/15/06            5,351,150
   3,000     U.S. West Cap Funding, Inc.............................     6.875         07/15/28            3,008,910
                                                                                                        ------------
                                                                                                          33,100,765
                                                                                                        ------------
             TRANSPORTATION (1.0%)
   4,952     America West Airlines..................................     6.85          07/02/09            5,020,751
                                                                                                        ------------
             UTILITIES - ELECTRIC (10.3%)
   1,000     Chugach Electric Co....................................     9.14          03/15/22            1,126,680
   5,000     Florida Power & Light Co...............................     7.05          12/01/26            5,066,450
   2,000     Northern States Power Co...............................     6.50          03/01/28            2,004,740
   3,000     Oglethorpe Power Co....................................     6.974         06/30/11            3,082,170
   3,500     Oklahoma Gas & Electric Co.............................     6.50          07/15/17            3,596,740
   5,000     Pennsylvania Power & Light Co..........................     7.70          10/01/09            5,576,700
   5,000     Potomac Electric Power Co..............................     7.25          07/01/23            5,230,900
   4,000     Public Service Electric & Gas..........................     7.375         03/01/14            4,167,520
   4,000     Puget Sound Energy Co..................................     7.02          12/01/27            4,146,560
   5,000     South Carolina Electric & Gas Co.......................     7.625         06/01/23            5,285,400
   3,000     Southern California Edison Co..........................     7.25          03/01/26            3,060,720
   1,000     Tampa Electric Co......................................     7.75          11/01/22            1,110,680
   2,000     United Utilities PLC (United Kingdom)..................     6.45          04/01/08            1,991,940

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES - QUALITY INCOME PLUS PORTFOLIO OF INVESTMENTS JUNE 30, 1998 (UNAUDITED) CONTINUED

PRINCIPAL
AMOUNT IN                                                               COUPON         MATURITY
THOUSANDS                                                                RATE            DATE              VALUE
--------------------------------------------------------------------------------------------------------------------
$  5,000     Virginia Electric Power Co.............................     7.25 %        02/01/23         $  5,204,700
                                                                                                        ------------
                                                                                                          50,651,900
                                                                                                        ------------

             TOTAL CORPORATE BONDS
             (IDENTIFIED COST $308,616,421).........................................................     327,651,038
                                                                                                        ------------

             U.S. GOVERNMENT & AGENCY OBLIGATIONS (29.9%)
      15     Federal Home Loan Mortgage Corp........................    11.50      06/01/11-05/01/19          17,426
   4,842     Federal Home Loan Mortgage Corp. PC Gold...............     6.00      10/01/23-11/01/27       4,719,396
   2,103     Federal Home Loan Mortgage Corp. PC Gold...............     8.50      01/01/22-12/01/24       2,196,509
  25,000     Federal National Mortgage Assoc........................     0.00          10/09/19            7,166,000
  20,772     Federal National Mortgage Assoc........................     6.00      10/01/27-04/01/28      20,220,521
     828     Federal National Mortgage Assoc........................     6.50      02/01/26-04/01/28         880,397
     191     Federal National Mortgage Assoc........................     7.00          10/01/27              193,415
     355     Federal National Mortgage Assoc........................     7.50          05/01/27              364,055
     985     Federal National Mortgage Assoc........................     9.00      06/01/21-02/01/25       1,040,246
   9,030     Government National Mortgage Assoc.....................     6.00      03/15/28-07/21/28       4,917,335
   4,000     Government National Mortgage Assoc. (a)................     6.00      07/15/28-07/21/28       3,907,500
  22,868     Government National Mortgage Assoc.....................     6.50      04/15/26-07/01/28      13,842,278
   9,000     Government National Mortgage Assoc. (a)................     6.50          07/01/28            8,977,500
  13,013     Government National Mortgage Assoc.....................     7.00      09/15/27-04/15/28      13,216,303
  17,898     Government National Mortgage Assoc.....................     7.50      04/15/24-09/15/27      18,389,849
  14,784     Government National Mortgage Assoc.....................     8.00      10/15/24-09/15/26      15,315,364
   3,656     Government National Mortgage Assoc.....................     8.50      01/15/17-03/01/28       3,854,886
   2,346     Government National Mortgage Assoc.....................     9.00      07/15/24-12/15/24       2,510,188
     168     Government National Mortgage Assoc.....................    10.00      05/15/16-04/15/19         183,434
   5,000     Tennessee Valley Authority.............................     7.85          06/15/44            5,370,650
   8,000     U.S. Treasury Bond.....................................     6.375         08/15/27            8,777,600
   3,000     U.S. Treasury Note.....................................     6.50          05/31/02            3,098,370

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES - QUALITY INCOME PLUS PORTFOLIO OF INVESTMENTS JUNE 30, 1998 (UNAUDITED) CONTINUED

PRINCIPAL
AMOUNT IN                                                               COUPON         MATURITY
THOUSANDS                                                                RATE            DATE              VALUE
--------------------------------------------------------------------------------------------------------------------
$  8,000     U.S. Treasury Note.....................................     7.00 %        07/15/06         $  8,733,280
                                                                                                        ------------

             TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
             (IDENTIFIED COST $145,148,832).........................................................     147,892,502
                                                                                                        ------------

             CANADIAN GOVERNMENT OBLIGATIONS (2.5%)
   5,000     Hydro-Quebec...........................................     9.50          11/15/30            6,988,250
   5,000     Province of New Brunswick..............................     7.625         06/29/04            5,404,600
                                                                                                        ------------

             TOTAL CANADIAN GOVERNMENT OBLIGATIONS
             (IDENTIFIED COST $10,380,050)..........................................................      12,392,850
                                                                                                        ------------

             SHORT-TERM INVESTMENT (0.6%)
             REPURCHASE AGREEMENT
   2,951     The Bank of New York
               (dated 06/30/98; proceeds $2,951,814) (b) (IDENTIFIED
               COST $2,951,363).....................................     5.50          07/01/98            2,951,363
                                                                                                        ------------

TOTAL INVESTMENTS
(IDENTIFIED COST $467,096,666) (c)........................................................   99.3 %   490,887,753

CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES............................................    0.7       3,249,967
                                                                                            ------  -------------

NET ASSETS................................................................................  100.0 % $ 494,137,720
                                                                                            ------  -------------
                                                                                            ------  -------------

---------------------

*   Resale is restricted to qualified institutional investors.
+ Securities segregated as collateral for securities purchased on a forward commitment basis.
PC  Participation Certificate.
(a) Securities purchased on a forward commitment basis with an approximate principal amount. The actual principal amount will be determined upon settlement.
(b) Collateralized by $1,347,609 U.S. Treasury Note 5.875% due 09/30/02 valued at $1,382,875 and $1,584,568 U.S. Treasury Note 6.125% due 09/30/00 valued at $1,627,516.
(c) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $24,582,079 and the aggregate gross unrealized depreciation is $790,992, resulting in net unrealized appreciation of $23,791,087.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES - HIGH YIELD PORTFOLIO OF INVESTMENTS JUNE 30, 1998 (UNAUDITED)

 PRINCIPAL
 AMOUNT IN                                                                                   COUPON    MATURITY
 THOUSANDS                                                                                    RATE       DATE       VALUE
-----------------------------------------------------------------------------------------------------------------------------
             CORPORATE BONDS (97.0%)
             AUTOMOTIVE (3.0%)
$     4,874  Speedy Muffler King, Inc.....................................................  10.875%    10/01/06  $  4,362,230
      8,000  Toyota Motor Credit Corp.....................................................  15.00      09/25/98     8,169,760
                                                                                                                 ------------
                                                                                                                   12,531,990
                                                                                                                 ------------
             BROADCAST MEDIA (5.4%)
        257  Brill Media Co., LLC.........................................................   7.50      12/15/07       --
      9,000  Brill Media Co., LLC (Series B)..............................................   7.50      12/15/07     8,460,026
      4,500  Mentus Media Corp. - 144A* (Units)(++).......................................  12.00+     02/01/03     4,747,500
      4,000  Source Media, Inc............................................................  12.00      11/01/04     4,090,000
      2,005  Spanish Broadcasting System, Inc.............................................  12.50      06/15/02     2,285,700
      3,000  Tri-State Outdoor Media Group, Inc. - 144A*..................................  11.00      05/15/08     3,045,000
                                                                                                                 ------------
                                                                                                                   22,628,226
                                                                                                                 ------------
             BUSINESS SERVICES (4.0%)
      4,500  Anacomp, Inc. (Series B).....................................................  10.875     04/01/04     4,736,250
      5,385  Comforce Corp................................................................  15.00+     12/01/09     5,654,686
      3,250  Comforce Operating, Inc. (Series B)..........................................  12.00      12/01/07     3,510,000
      3,000  Xerox Credit Corp............................................................  15.00      10/07/98     3,072,600
                                                                                                                 ------------
                                                                                                                   16,973,536
                                                                                                                 ------------
             CABLE/CELLULAR (11.4%)
      2,000  American Cellular Corp. - 144A*..............................................  10.50      05/15/08     1,995,000
      3,750  Australis Holdings Ltd. (Australia)..........................................  15.00++    11/01/02       637,500
      9,000  Clearnet Communications Inc. (Canada)........................................  14.75++    12/15/05     7,560,000
      5,000  CTI Holdings S.A. - 144A* (Argentina)........................................  11.50++    04/15/08     2,775,000
      3,000  FrontierVision Operating Partners, L.P.......................................  11.00      10/15/06     3,330,000
      2,000  James Cable Partners L.P. (Series B).........................................  10.75      08/15/04     2,130,000
     10,000  McCaw International Ltd......................................................  13.00++    04/15/07     6,550,000
      7,000  Nextel Communications, Inc...................................................  10.65++    09/15/07     4,742,500
     15,340  Price Communications Cellular Holdings (Series B)............................  13.50++    08/01/07    10,738,000
      4,500  Price Communications Wireless, Inc. - 144A*..................................   9.125     12/15/06     4,500,000
      5,000  Triton Communications LLC - 144A*............................................  11.00++    05/01/08     2,812,500
                                                                                                                 ------------
                                                                                                                   47,770,500
                                                                                                                 ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES - HIGH YIELD PORTFOLIO OF INVESTMENTS JUNE 30, 1998 (UNAUDITED) CONTINUED

 PRINCIPAL
 AMOUNT IN                                                                                   COUPON    MATURITY
 THOUSANDS                                                                                    RATE       DATE       VALUE
-----------------------------------------------------------------------------------------------------------------------------
             COMPUTER EQUIPMENT (1.0%)
$     4,000  IBM Credit Corp..............................................................  15.00 %    02/02/99  $  4,212,400
                                                                                                                 ------------
             CONSUMER PRODUCTS (1.6%)
      4,500  IHF Holdings Inc. (Series B).................................................  15.00      11/15/04     3,555,000
      3,000  J.B. Williams Holdings, Inc..................................................  12.00      03/01/04     3,150,000
                                                                                                                 ------------
                                                                                                                    6,705,000
                                                                                                                 ------------
             ELECTRICAL & ALARM SYSTEMS (1.0%)
      4,500  Mosler, Inc..................................................................  11.00      04/15/03     4,140,000
                                                                                                                 ------------
             ENTERTAINMENT/GAMING & LODGING (13.0%)
     10,000  Aladdin Gaming/Capital Corp. - 144A* (Units)(++).............................  13.50++    03/01/10     4,700,000
      2,000  Argosy Gaming Co.............................................................  13.25      06/01/04     2,240,000
      4,500  Bluegreen Corp. - 144A*......................................................  10.50      04/01/08     4,455,000
      3,500  El Comandante................................................................  11.75      12/15/03     3,535,000
      9,000  Epic Resorts LLC - 144A* (Units)(++).........................................  13.00      06/15/05     9,090,000
      4,000  Fitzgerald Gaming Corp. - 144A*..............................................  12.25      12/15/04     3,940,000
      5,325  Lady Luck Gaming Finance Corp................................................  11.875     03/01/01     5,431,500
      7,500  Motels of America, Inc. (Series B)...........................................  12.00      04/15/04     7,312,500
      3,000  Players International, Inc...................................................  10.875     04/15/05     3,262,500
      6,000  Premier Cruises Ltd. - 144A*.................................................  11.00      03/15/08     4,080,000
      6,357  Resort At Summerlin - 144A*..................................................  13.00+     12/15/07     6,643,585
                                                                                                                 ------------
                                                                                                                   54,690,085
                                                                                                                 ------------
             FINANCE (4.1%)
      5,000  Commercial Credit Co.........................................................  15.00      07/10/98     5,005,050
      4,000  General Electric Capital Corp................................................  15.00      01/21/99     4,203,800
      8,000  Household Finance Corp.......................................................  15.00      09/25/98     8,164,960
                                                                                                                 ------------
                                                                                                                   17,373,810
                                                                                                                 ------------
             FOODS & BEVERAGES (7.6%)
      5,330  Envirodyne Industries, Inc...................................................  10.25      12/01/01     5,343,325
      2,500  Fleming Companies, Inc.......................................................  10.625     12/15/01     2,662,500
      2,000  General Mills, Inc...........................................................  15.00      01/29/99     2,108,180
      4,000  Iowa Select Farm L.P. - 144A*................................................  10.75      12/01/05     4,020,000
     10,250  PepsiCo, Inc.................................................................  15.00      08/06/98    10,339,483
     17,750  Specialty Foods Acquisition Corp. (Series B).................................  13.00++    08/15/05     7,588,125
                                                                                                                 ------------
                                                                                                                   32,061,613
                                                                                                                 ------------
             HEALTHCARE (1.6%)
      3,000  Unilab Corp..................................................................  11.00      04/01/06     3,232,500
      6,000  Unison Healthcare Corp. - 144A* (a)..........................................  12.25      11/01/06     3,315,000
                                                                                                                 ------------
                                                                                                                    6,547,500
                                                                                                                 ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES - HIGH YIELD PORTFOLIO OF INVESTMENTS JUNE 30, 1998 (UNAUDITED) CONTINUED

 PRINCIPAL
 AMOUNT IN                                                                                   COUPON    MATURITY
 THOUSANDS                                                                                    RATE       DATE       VALUE
-----------------------------------------------------------------------------------------------------------------------------
             MANUFACTURING (2.1%)
$     2,000  Berry Plastics Corp..........................................................  12.25 %    04/15/04  $  2,175,000
      5,000  International Semi-Tech Microelectronics, Inc. (Canada)......................  11.50++    08/15/03     1,550,000
      2,000  International Wire Group, Inc................................................  11.75      06/01/05     2,200,000
      3,000  Outsourcing Services Group, Inc. - 144A*.....................................  10.875     03/01/06     3,075,000
                                                                                                                 ------------
                                                                                                                    9,000,000
                                                                                                                 ------------
             MANUFACTURING - DIVERSIFIED (3.8%)
      3,000  Interlake Corp...............................................................  12.00      11/15/01     3,270,000
      3,000  J.B. Poindexter & Co., Inc...................................................  12.50      05/15/04     2,985,000
      5,000  Jordan Industries, Inc. (Series B)...........................................  10.375     08/01/07     5,125,000
      7,200  Jordan Industries, Inc. (Series B)...........................................  11.75++    04/01/09     4,644,000
                                                                                                                 ------------
                                                                                                                   16,024,000
                                                                                                                 ------------
             METALS & MINING (2.3%)
      4,500  Centaur Mining & Exploration Ltd. - 144A* (Australia)........................  11.00      12/01/07     4,590,000
      5,000  Murrin Murrin Holdings Property Ltd. (Australia).............................   9.375     08/31/07     4,950,000
                                                                                                                 ------------
                                                                                                                    9,540,000
                                                                                                                 ------------
             OIL & GAS (2.2%)
      5,000  Gothic Energy Corp. - 144A* (Units)(++)......................................  14.125++   05/01/06     2,850,000
      4,000  Key Energy Group, Inc. (Conv.)...............................................   5.00      09/15/04     3,160,000
      3,000  Transamerican Refining Corp. - 144A*.........................................  16.00      06/30/03     3,195,000
                                                                                                                 ------------
                                                                                                                    9,205,000
                                                                                                                 ------------
             PUBLISHING (0.7%)
      2,975  United States Banknote Corp..................................................  10.375     06/01/02     3,004,750
                                                                                                                 ------------
             RESTAURANTS (3.5%)
     20,351  American Restaurant Group Holdings, Inc. - 144A*.............................   0.00      12/15/05     4,935,190
      4,000  Carrols Corp.................................................................  11.50      08/15/03     4,230,000
      5,000  FRD Acquisition Corp. (Series B).............................................  12.50      07/15/04     5,487,500
                                                                                                                 ------------
                                                                                                                   14,652,690
                                                                                                                 ------------
             RETAIL (0.7%)
      3,000  Hills Stores Co. (Series B)..................................................  12.50      07/01/03     2,992,500
                                                                                                                 ------------
             RETAIL - FOOD CHAINS (0.7%)
      2,875  Pantry, Inc..................................................................  10.25      10/15/07     2,961,250
                                                                                                                 ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES - HIGH YIELD PORTFOLIO OF INVESTMENTS JUNE 30, 1998 (UNAUDITED) CONTINUED

 PRINCIPAL
 AMOUNT IN                                                                                   COUPON    MATURITY
 THOUSANDS                                                                                    RATE       DATE       VALUE
-----------------------------------------------------------------------------------------------------------------------------
             TELECOMMUNICATION EQUIPMENT (3.4%)
$     6,000  FWT, Inc.....................................................................   9.875%    11/15/07  $  5,580,000
      7,000  SBA Communications Corp. - 144A*.............................................  12.00++    03/01/08     4,410,000
      8,000  Spectrasite Holdings, Inc. - 144A*...........................................  12.00++    07/15/08     4,470,000
                                                                                                                 ------------
                                                                                                                   14,460,000
                                                                                                                 ------------
             TELECOMMUNICATIONS (16.4%)
      7,000  21st Century Telecom Group, Inc..............................................  12.25++    02/15/08     3,955,000
      2,500  Advanced Radio Telecommunication (Units)(++).................................  14.00      02/15/07     2,662,500
      6,000  Birch Telecom Inc. - 144A* (Units)(++).......................................  14.00      06/15/08     6,007,500
      4,000  Covad Communication Group, Inc. - 144A*......................................  13.50++    03/15/08     2,075,000
      5,000  e. Spire Communications, Inc.................................................  13.75      07/15/07     5,712,500
      2,000  Esprit Telecom Group PLC (United Kingdom)....................................  11.50      12/15/07     2,057,500
      5,000  Facilicom International, Inc.................................................  10.50      01/15/08     4,900,000
     10,000  Firstworld Communications, Inc. - 144A* (Units)(++)..........................  13.00++    04/15/08     4,400,000
      3,000  GST Equipment Funding, Inc...................................................  13.25      05/01/07     3,450,000
      4,000  Hyperion Telecommunication, Inc. (Series B)..................................  13.00++    04/15/03     2,980,000
      2,000  Hyperion Telecommunication, Inc. (Series B)..................................  12.25      09/01/04     2,155,000
     28,500  In-Flight Phone Corp. (Series B) (b).........................................  14.00++    05/15/02     3,990,000
      4,000  Onepoint Communications Corp. - 144A* (Units)(++)............................  14.50      06/01/08     3,760,000
      4,000  Optel, Inc. -144A*...........................................................  11.50      07/01/08     4,000,000
      2,000  Peoples Telephone Co., Inc...................................................  12.25      07/15/02     2,110,000
      2,500  Primus Telecommunications Group, Inc. - 144A*................................   9.875     05/15/08     2,450,000
      4,000  Startec Global Communications Corp. - 144A* (Units)(++)......................  12.00      05/15/08     3,890,000
      4,000  Transtel Pass-Thru Trust - 144A*.............................................  12.50      11/01/07     3,770,000
      2,500  USA Mobile Communications Holdings, Inc......................................  14.00      11/01/04     2,762,500
      2,250  Winstar Communications, Inc..................................................  14.00++    10/15/05     1,884,375
                                                                                                                 ------------
                                                                                                                   68,971,875
                                                                                                                 ------------
             TEXTILES (0.4%)
      4,000  U.S. Leather, Inc. (a).......................................................  10.25      07/31/03     1,780,000
                                                                                                                 ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES - HIGH YIELD PORTFOLIO OF INVESTMENTS JUNE 30, 1998 (UNAUDITED) CONTINUED

 PRINCIPAL
 AMOUNT IN                                                                                   COUPON    MATURITY
 THOUSANDS                                                                                    RATE       DATE       VALUE
-----------------------------------------------------------------------------------------------------------------------------
             TRANSPORTATION (1.1%)
$     5,000  Alpha Shipping PLC - 144A* (United Kingdom)..................................   9.50 %    02/15/08  $  4,712,500
                                                                                                                 ------------
             WIRELESS COMMUNICATION (6.0%)
      4,500  American Mobile Satellite Corp. - 144A* (Units)(++)..........................  12.25      04/01/08     4,230,000
      4,000  Echostar DBS Corp............................................................  12.50      07/01/02     4,490,000
      5,000  Globalstar L.P./Capital Corp.................................................  10.75      11/01/04     4,775,000
      3,659  Orbcomm Global LP/Capital Corp. (Series B)...................................  14.00      08/15/04     4,134,670
      4,000  Star Choice Communications, Inc. (Canada)....................................  13.00      12/15/05     4,080,000
      5,000  TCI Satellite Entertainment, Inc.............................................  12.25      02/15/07     3,387,500
                                                                                                                 ------------
                                                                                                                   25,097,170
                                                                                                                 ------------

             TOTAL CORPORATE BONDS
             (IDENTIFIED COST $426,335,795)....................................................................   408,036,395
                                                                                                                 ------------

 NUMBER OF
  SHARES
-----------
             COMMON STOCKS (c) (1.9%)
             AUTOMOTIVE (0.0%)
         87  Norther Holdings Industrial Corp. * (d)..............................................       --
                                                                                                    ------------
             CABLE/CELLULAR (0.3%)
     67,187  Price Communications Corp............................................................     1,028,878
                                                                                                    ------------
             ENTERTAINMENT/GAMING & LODGING (0.0%)
      2,000  Motels of America, Inc. - 144A*......................................................       110,072
     71,890  Vagabond Inns, Inc. (Class D) (b)....................................................       --
                                                                                                    ------------
                                                                                                         110,072
                                                                                                    ------------
             FOODS & BEVERAGES (0.0%)
    120,000  Specialty Foods Acquisition Corp. - 144A*............................................       120,000
                                                                                                    ------------
             RESTAURANTS (0.0%)
      7,750  American Restaurant Group Holdings, Inc. - 144A*.....................................       --
                                                                                                    ------------
             RETAIL (1.6%)
  1,389,850  County Seat Store Corp. (d) (e)......................................................     6,489,210
                                                                                                    ------------

             TOTAL COMMON STOCKS
             (IDENTIFIED COST $14,930,288)........................................................     7,748,160
                                                                                                    ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES - HIGH YIELD PORTFOLIO OF INVESTMENTS JUNE 30, 1998 (UNAUDITED) CONTINUED

 NUMBER OF
  SHARES                                                                                               VALUE
----------------------------------------------------------------------------------------------------------------
             PREFERRED STOCK (0.4%)
             RESTAURANTS
      1,500  American Restaurant Group Holdings, Inc. - 144A* (Units)(++) (IDENTIFIED COST
               $1,500,000)........................................................................  $  1,530,000
                                                                                                    ------------

                                                                                        EXPIRATION
                                                                                           DATE
                                                                                        ----------
             WARRANTS (c) (0.2%)
             AEROSPACE (0.0%)
      1,500  Sabreliner Corp. - 144A*.................................................   04/15/03         75,000
                                                                                                    ------------
             BUSINESS SERVICES (0.1%)
     42,250  Comforce Corp. - 144A*...................................................   01/00/00        295,750
                                                                                                    ------------
             CABLE/CELLULAR (0.0%)
      3,750  Australis Holdings Ltd. - 144A* (Australia)..............................   10/30/01        --
                                                                                                    ------------
             CONTAINERS (0.0%)
      2,000  Crown Packaging Holdings, Ltd. - 144A*...................................   11/01/03        --
                                                                                                    ------------
             ENTERTAINMENT/GAMING & LODGING (0.0%)
      1,000  Boomtown, Inc. - 144A*...................................................   11/01/98        --
      2,000  Fitzgeralds Gaming Corp..................................................   12/19/98          9,105
      3,500  Fitzgeralds South Inc. - 144A*...........................................   03/15/99        --
      6,000  Resort At Summerlin......................................................   01/00/00        --
                                                                                                    ------------
                                                                                                           9,105
                                                                                                    ------------
             RETAIL (0.0%)
      2,000  County Seat Holdings Co..................................................   10/15/98        --
                                                                                                    ------------
             WIRELESS COMMUNICATION (0.1%)
     92,640  Star Choice Communications, Inc. - 144A* (Canada)........................   01/00/00        464,186
                                                                                                    ------------

             TOTAL WARRANTS
             (IDENTIFIED COST $371,333)...........................................................       844,041
                                                                                                    ------------

 PRINCIPAL
 AMOUNT IN
 THOUSANDS
-----------
             SHORT-TERM INVESTMENT (0.5%)
             REPURCHASE AGREEMENT
$     2,259  The Bank of New York 5.50% due 07/01/98 (dated 06/30/98; proceeds $2,259,138) (f)
               (IDENTIFIED COST $2,258,792).......................................................     2,258,792
                                                                                                    ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES - HIGH YIELD PORTFOLIO OF INVESTMENTS JUNE 30, 1998 (UNAUDITED) CONTINUED

                                                                                                       VALUE
----------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS
(IDENTIFIED COST $445,396,208) (g)........................................................  100.0 %   420,417,388

OTHER ASSETS IN EXCESS OF LIABILITIES.....................................................    0.0         147,732
                                                                                            ------  -------------

NET ASSETS................................................................................  100.0 % $ 420,565,120
                                                                                            ------  -------------
                                                                                            ------  -------------

---------------------

 *   Resale is restricted to qualified institutional investors.
(++) Consists of one or more class of securities traded together as a unit;
     bonds or preferred stocks with attached warrants.
 +   Payment-in-kind security.
++ Currently a zero coupon bond and will pay interest at the rate shown at a future specified date.
(a)  Non-income producing security; bond in default.
(b)  Non-income producing security; issuer in bankruptcy.
(c)  Non-income producing securities.
(d)  Acquired through exchange offer.
(e) Includes 498,645 shares which are due from the issuer pursuant to a reorganization.
(f) Collateralized by $1,838,561 U.S. Treasury Note 5.25% due 01/31/01 valued at $1,865,918 and $362,822 U.S. Treasury Bond 10.75% due 02/15/03 valued at
     $438,051.
(g) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $14,246,277 and the aggregate gross unrealized depreciation is $39,225,097, resulting in net unrealized depreciation of $24,978,820.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES - UTILITIES
PORTFOLIO OF INVESTMENTS JUNE 30, 1998 (UNAUDITED)

 NUMBER
   OF
 SHARES                                                                    VALUE
------------------------------------------------------------------------------------
          COMMON STOCKS (89.0%)
          NATURAL GAS (9.4%)
153,625   Burlington Resources, Inc...................................  $  6,615,477
184,930   EEX Corp.*..................................................     1,733,719
220,460   El Paso Natural Gas Co......................................     8,432,595
198,250   Enron Corp..................................................    10,717,891
250,000   Questar Corp................................................     4,906,250
140,000   Seagull Energy Corp.*.......................................     2,318,750
325,000   Williams Companies, Inc.....................................    10,968,750
                                                                        ------------
                                                                          45,693,432
                                                                        ------------
          TELECOMMUNICATIONS (33.8%)
 56,666   360 DEG. Communications Co.*................................     1,813,312
115,000   Airtouch Communications, Inc.*..............................     6,720,312
195,000   ALLTEL Corp.................................................     9,067,500
120,000   AT&T Corp...................................................     6,855,000
200,000   BCE, Inc. (Canada)..........................................     8,537,500
164,320   Bell Atlantic Corp..........................................     7,497,100
195,000   Cable & Wireless PLC (ADR) (United Kingdom).................     7,190,625
207,500   Century Telephone Enterprises, Inc..........................     9,519,062
270,000   Ericsson (L.M.) Telephone Co. (Class B) (ADR) (Sweden)......     7,728,750
 91,100   Esat Telecom Group PLC (ADR) (Ireland)*.....................     3,439,025
150,000   Frontier Corp...............................................     4,725,000
140,000   GTE Corp....................................................     7,787,500
 33,984   Lucent Technologies, Inc....................................     2,827,044
105,000   MCI Communications Corp.....................................     6,096,562
105,000   MediaOne Group Inc.*........................................     4,613,438
163,254   Qwest Communications International, Inc.*...................     5,683,280
249,346   SBC Communications, Inc.....................................     9,973,840
135,000   Southern New England Telecommunications Corp................     8,842,500
120,000   Sprint Corp.................................................     8,460,000
 65,000   Tele Danmark AS (ADR) (Denmark).............................     3,063,125
120,000   Telecom Corp. of New Zealand Ltd. (ADR) (New Zealand).......     3,930,000
 80,000   Telefonos de Mexico S.A. (Series L) (ADR) (Mexico)..........     3,845,000
130,000   Telephone & Data Systems, Inc...............................     5,118,750
 51,500   Telstra Corp. Ltd. (ADR) (Australia)........................     2,613,625
112,868   U.S. West, Inc..............................................     5,304,775
273,500   WorldCom, Inc.*.............................................    13,213,469
                                                                        ------------
                                                                         164,466,094
                                                                        ------------

 NUMBER
   OF
 SHARES                                                                    VALUE
------------------------------------------------------------------------------------
          UTILITIES - ELECTRIC (45.8%)
 60,000   AES Corp.*..................................................  $  3,153,750
210,000   Baltimore Gas & Electric Co.................................     6,523,125
135,000   Carolina Power & Light Co...................................     5,855,625
130,000   Central & South West Corp...................................     3,493,750
215,865   CINergy Corp................................................     7,555,275
225,000   CMS Energy Corp.............................................     9,900,000
130,000   Consolidated Edison Co. of New York, Inc....................     5,988,125
337,500   DPL, Inc....................................................     6,117,187
212,500   DQE, Inc....................................................     7,650,000
130,000   DTE Energy Co...............................................     5,248,750
141,216   Duke Energy Corp............................................     8,367,048
130,000   Edison International........................................     3,843,125
110,000   Energy East Corp............................................     4,578,750
175,000   Entergy Corp................................................     5,031,250
140,000   FPL Group, Inc..............................................     8,820,000
150,000   GPU, Inc....................................................     5,671,875
125,000   Hawaiian Electric Industries, Inc...........................     4,960,937
200,000   Houston Industries, Inc.....................................     6,175,000
215,000   Illinova Corp...............................................     6,450,000
225,000   IPALCO Enterprises, Inc.....................................     9,998,437
120,000   Kansas City Power & Light Co................................     3,480,000
100,000   Montana Power Co............................................     3,475,000
200,000   New Century Energies, Inc...................................     9,087,500
115,000   New England Electric System.................................     4,973,750
320,000   NIPSCO Industries, Inc......................................     8,960,000
100,000   OGE Energy Corp.............................................     2,700,000
280,000   PacifiCorp..................................................     6,335,000
220,000   Pinnacle West Capital Corp..................................     9,900,000
 55,000   Potomac Electric Power Co...................................     1,378,437
210,000   Public Service Company of New Mexico........................     4,764,375
115,000   Public Service Enterprise Group, Inc........................     3,960,312
215,000   SCANA Corp..................................................     6,409,688
140,000   Sempra Energy...............................................     3,885,000
275,000   Southern Co.................................................     7,614,063
161,500   Texas Utilities Co..........................................     6,722,438
190,000   Western Resources, Inc......................................     7,374,375
200,000   Wisconsin Energy Corp.......................................     6,075,000
                                                                        ------------
                                                                         222,476,947
                                                                        ------------

          TOTAL COMMON STOCKS
          (IDENTIFIED COST $262,923,439)..............................   432,636,473
                                                                        ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES - UTILITIES
PORTFOLIO OF INVESTMENTS JUNE 30, 1998 (UNAUDITED) CONTINUED

PRINCIPAL
AMOUNT IN
THOUSANDS                                                                                          VALUE
------------------------------------------------------------------------------------------------------------
           CORPORATE BONDS (8.6%)
           NATURAL GAS (1.1%)
$  3,000   Coastal Corp.
             7.75% due 10/15/35...............................................................  $  3,308,670
   2,000   Panhandle Eastern Corp.
             8.625% due 04/15/25..............................................................     2,250,020
                                                                                                ------------
                                                                                                   5,558,690
                                                                                                ------------
           TELECOMMUNICATIONS (1.5%)
   2,000   360 DEG. Communications Co.
             6.65% due 01/15/08...............................................................     2,021,780
   2,000   GTE Corp.
             7.90% due 02/01/27...............................................................     2,170,800
     500   LCI International, Inc.
             7.25% due 06/15/07...............................................................       509,695
   2,000   Sprint Corp.
             9.25% due 04/15/22...............................................................     2,550,380
                                                                                                ------------
                                                                                                   7,252,655
                                                                                                ------------
           UTILITIES - ELECTRIC (6.0%)
   2,250   Consumers Energy Co.
             6.875% due 03/01/18..............................................................     2,297,115
   2,000   Empresa Nacional de Electricidad Chile
             8.125% due 02/01/97..............................................................     1,962,100
   2,250   Florida Power & Light Co.
             7.05% due 12/01/26...............................................................     2,279,903
   3,000   Illinois Power Co.
             8.75% due 07/01/21...............................................................     3,187,830
   3,000   Indianapolis Power Co.
             7.05% due 02/01/24...............................................................     3,078,660
   2,500   Niagara Mohawk Power Corp.
             8.00% due 06/01/04...............................................................     2,675,775
   3,000   Public Service Electric
             & Gas Co.
             7.00% due 09/01/24...............................................................     3,024,420
   2,000   South Carolina Electric
             & Gas Co.
             7.625% due 06/01/23..............................................................     2,114,160
   1,000   Southern California Edison Co.
             7.25% due 03/01/26...............................................................     1,020,240
   2,000   Southwestern Public Service
             8.50% due 02/15/25...............................................................     2,251,220

PRINCIPAL
AMOUNT IN
THOUSANDS                                                                                          VALUE
------------------------------------------------------------------------------------------------------------
$  5,000   Wisconsin Electric Power Co.
             7.125% due 03/15/16..............................................................  $  5,148,900
                                                                                                ------------
                                                                                                  29,040,323
                                                                                                ------------

           TOTAL CORPORATE BONDS
           (IDENTIFIED COST $39,321,785)......................................................    41,851,668
                                                                                                ------------

           U.S. GOVERNMENT AGENCY (0.3%)
   1,250   Tennessee Valley Authority 8.00% due 03/31/45
             (IDENTIFIED COST $1,250,000).....................................................     1,296,875
                                                                                                ------------

           SHORT-TERM INVESTMENT (1.7%)
           REPURCHASE AGREEMENT
   8,337   The Bank of New York 5.50% due 07/01/98 (dated 06/30/98; proceeds $8,338,750) (a)
             (IDENTIFIED COST $8,337,476).....................................................     8,337,476
                                                                                                ------------

TOTAL INVESTMENTS
(IDENTIFIED COST $311,832,700) (b)........................................................   99.6 %   484,122,492

LIABILITIES IN EXCESS OF CASH AND OTHER ASSETS............................................    0.4       1,750,495
                                                                                            ------  -------------

NET ASSETS................................................................................  100.0 % $ 485,872,987
                                                                                            ------  -------------
                                                                                            ------  -------------

---------------------

ADR  American Depository Receipt.
 *   Non-income producing security.
(a) Collateralized by $8,403,750 U.S. Treasury Note 5.50% due 03/31/03 valued at $8,504,225.
(b) The aggregate cost for federal income tax purposes approximates identified cost.The aggregate gross unrealized appreciation is $173,793,996 and the aggregate gross unrealized depreciation is $1,504,204, resulting in net unrealized appreciation of $172,289,792.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES - INCOME BUILDER PORTFOLIO OF INVESTMENTS JUNE 30, 1998 (UNAUDITED)

NUMBER OF
 SHARES                                                                                                 VALUE
----------------------------------------------------------------------------------------------------------------
           COMMON STOCKS (43.4%)
           APPAREL (0.9%)
  21,600   Kellwood Co.............................................................................  $   772,200
                                                                                                     -----------
           AUTO PARTS (0.8%)
  13,700   Dana Corp...............................................................................      732,950
                                                                                                     -----------
           AUTOMOTIVE (2.5%)
  13,100   Chrysler Corp...........................................................................      738,512
  12,600   Ford Motor Co...........................................................................      743,400
  10,900   General Motors Corp.....................................................................      728,256
                                                                                                     -----------
                                                                                                       2,210,168
                                                                                                     -----------
           BANKS (4.1%)
  33,000   First Security Corp.....................................................................      705,375
  23,300   First Tennessee National Corp...........................................................      733,950
  20,200   KeyCorp.................................................................................      719,625
  26,500   Washington Federal, Inc.................................................................      732,062
  12,400   Wilmington Trust Corp...................................................................      754,850
                                                                                                     -----------
                                                                                                       3,645,862
                                                                                                     -----------
           BANKS - THRIFT INSTITUTIONS (0.8%)
  17,000   Washington Mutual, Inc..................................................................      737,375
                                                                                                     -----------
           BUILDING MATERIALS (0.8%)
   6,700   Vulcan Materials Co.....................................................................      714,806
                                                                                                     -----------
           CHEMICALS (3.3%)
   7,500   Dow Chemical Co.........................................................................      725,156
  17,300   Hercules, Inc...........................................................................      711,462
  11,000   PPG Industries, Inc.....................................................................      765,187
   7,200   Rohm & Haas Co..........................................................................      748,350
                                                                                                     -----------
                                                                                                       2,950,155
                                                                                                     -----------
           CONGLOMERATES (0.8%)
  18,700   Tenneco, Inc............................................................................      711,769
                                                                                                     -----------
           CONTAINERS - METAL & GLASS (0.8%)
  15,500   Crown Cork & Seal Co., Inc..............................................................      736,250
                                                                                                     -----------
           FINANCIAL (1.0%)
   2,400   Providian Financial Corp................................................................      188,550
  24,000   TCF Financial Corp......................................................................      708,000
                                                                                                     -----------
                                                                                                         896,550
                                                                                                     -----------
           FINANCIAL - MISCELLANEOUS (1.6%)
  11,500   Fannie Mae..............................................................................      698,625
  15,500   SLM Holding Corp........................................................................      759,500
                                                                                                     -----------
                                                                                                       1,458,125
                                                                                                     -----------
           FINANCIAL SERVICES (0.8%)
   9,500   Associates First Capital Corp. (Class A)................................................      730,312
                                                                                                     -----------
           FOOD PROCESSING (0.8%)
  21,000   Hormel Foods Corp.......................................................................      725,812
                                                                                                     -----------
           HEALTHCARE - DRUGS (0.8%)
   7,900   Schering-Plough Corp....................................................................      723,837
                                                                                                     -----------

NUMBER OF
 SHARES                                                                                                 VALUE
----------------------------------------------------------------------------------------------------------------
           INSURANCE (2.5%)
  12,500   Jefferson-Pilot Corp....................................................................  $   724,219
   8,000   Lincoln National Corp...................................................................      731,000
  16,200   Torchmark Corp..........................................................................      741,150
                                                                                                     -----------
                                                                                                       2,196,369
                                                                                                     -----------
           LIFE INSURANCE (0.2%)
   2,084   Aegon N.V. (ARS) (Netherlands)..........................................................      180,266
                                                                                                     -----------
           MACHINERY - DIVERSIFIED (0.9%)
  13,100   Johnson Controls, Inc...................................................................      749,156
                                                                                                     -----------
           MANUFACTURING - CONSUMER & INDUSTRIAL PRODUCTS (0.9%)
  11,100   Whirlpool Corp..........................................................................      763,125
                                                                                                     -----------
           METALS & MINING (0.8%)
  53,000   Cyprus Amax Minerals Co.................................................................      702,250
                                                                                                     -----------
           MISCELLANEOUS (0.8%)
  14,700   American Greetings Corp. (Class A)......................................................      748,781
                                                                                                     -----------
           MOBILE HOME & RECREATION (0.8%)
  18,000   Fleetwood Enterprises, Inc..............................................................      720,000
                                                                                                     -----------
           OIL & GAS (0.9%)
  14,700   Ashland, Inc............................................................................      758,887
                                                                                                     -----------
           REAL ESTATE (0.1%)
   9,800   Excel Legacy Corp.*.....................................................................       42,875
   6,000   Reckson Services Industries, Inc.*......................................................       19,875
                                                                                                     -----------
                                                                                                          62,750
                                                                                                     -----------
           REAL ESTATE INVESTMENT TRUST (4.2%)
   8,000   American General Hospitality Corp.......................................................      170,000
  12,700   Boston Properties, Inc..................................................................      438,150
  30,000   Equity One, Inc.........................................................................      307,500
  19,800   Excel Realty Trust, Inc.................................................................      570,488
   3,750   Healthcare Realty Trust, Inc............................................................      102,188
  27,500   LTC Properties, Inc.....................................................................      512,188
  16,600   Meditrust Co............................................................................      463,763
  15,000   Reckson Associates Realty Corp..........................................................      354,375
  34,200   Sunstone Hotel Investors, Inc...........................................................      455,288
  12,500   Tanger Factory Outlet Centers, Inc......................................................      396,094
                                                                                                     -----------
                                                                                                       3,770,034
                                                                                                     -----------
           RETAIL - SPECIALTY APPAREL (0.9%)
     292   Abercrombie & Fitch Co. (Class A)*......................................................       12,848
  22,500   Limited (The), Inc......................................................................      745,313
                                                                                                     -----------
                                                                                                         758,161
                                                                                                     -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES - INCOME BUILDER PORTFOLIO OF INVESTMENTS JUNE 30, 1998 (UNAUDITED) CONTINUED

NUMBER OF
 SHARES                                                                                                 VALUE
----------------------------------------------------------------------------------------------------------------
           STEEL (0.8%)
  22,000   USX-U.S. Steel Group, Inc...............................................................  $   726,000
                                                                                                     -----------
           TELECOMMUNICATIONS (2.4%)
  15,400   Bell Atlantic Corp......................................................................      702,625
  12,500   GTE Corp................................................................................      695,313
  15,500   U.S. West, Inc..........................................................................      728,500
                                                                                                     -----------
                                                                                                       2,126,438
                                                                                                     -----------
           TELEPHONES (0.8%)
  12,800   AT&T Corp...............................................................................      731,200
                                                                                                     -----------
           TOBACCO (1.6%)
  18,000   Philip Morris Companies, Inc............................................................      708,750
  27,000   UST, Inc................................................................................      729,000
                                                                                                     -----------
                                                                                                       1,437,750
                                                                                                     -----------
           UTILITIES - ELECTRIC (3.3%)
  15,400   Consolidated Edison, Inc................................................................      709,363
  24,000   Houston Industries, Inc.................................................................      741,000
  16,600   New England Electric System.............................................................      717,950
  21,300   Public Service Enterprise Group, Inc....................................................      733,519
                                                                                                     -----------
                                                                                                       2,901,832
                                                                                                     -----------
           UTILITIES - GAS (0.8%)
  12,300   Consolidated Natural Gas Co.............................................................      724,163
                                                                                                     -----------
           WHOLESALE DISTRIBUTOR (0.9%)
  17,000   Supervalu, Inc..........................................................................      754,375
                                                                                                     -----------

           TOTAL COMMON STOCKS
           (IDENTIFIED COST $34,611,749)...........................................................   38,557,708
                                                                                                     -----------
           CONVERTIBLE PREFERRED STOCKS (21.7%)
           APPAREL (0.5%)
  10,000   Warnaco Group, Inc. $3.00...............................................................      460,000
                                                                                                     -----------
           AUTO PARTS (0.7%)
  12,000   BTI Capital Trust $3.25 - 144A**........................................................      519,000
   3,700   Walbro Capital Trust $2.00..............................................................       81,400
                                                                                                     -----------
                                                                                                         600,400
                                                                                                     -----------
           BANKS - INTERNATIONAL (1.4%)
  22,000   National Australia Bank, Ltd. $1.969 (Australia) (Units)++..............................      631,125
  19,500   Westpac Banking Corp. (STRYPES) $3.135..................................................      588,656
                                                                                                     -----------
                                                                                                       1,219,781
                                                                                                     -----------
           BANKS - REGIONAL (0.9%)
  30,000   CNB Capital Trust I $1.50...............................................................      787,500
                                                                                                     -----------

NUMBER OF
 SHARES                                                                                                 VALUE
----------------------------------------------------------------------------------------------------------------
           BROADCAST MEDIA (1.2%)
  19,400   Metromedia International Group, Inc. $3.625.............................................  $   999,100
   4,000   Triathlon Broadcasting Co. $0.945.......................................................       39,000
                                                                                                     -----------
                                                                                                       1,038,100
                                                                                                     -----------
           BUSINESS SERVICES (0.7%)
  12,500   Unisys Corp. (Series A) $3.75...........................................................      653,125
                                                                                                     -----------
           CABLE & TELECOMMUNICATIONS (0.6%)
   8,550   EchoStar Communications Corp. (Series C) $3.375.........................................      500,175
                                                                                                     -----------
           COMMERCIAL SERVICES (0.8%)
  20,000   Cendant Corp. $3.75.....................................................................      748,750
                                                                                                     -----------
           COSMETICS (1.0%)
  13,000   Estee Lauder Co. $3.80..................................................................      871,000
                                                                                                     -----------
           ENTERTAINMENT (1.0%)
  14,000   Premier Parks, Inc. $4.05...............................................................      889,000
                                                                                                     -----------
           FINANCE (1.6%)
   3,290   Insignia Financing, Inc. $3.25..........................................................      165,322
  15,940   Merrill Lynch & Co., Inc. (STRYPES) $2.39 (1)...........................................      502,110
  10,000   Merrill Lynch & Co., Inc. (STRYPES) $4.087 (2)..........................................      725,000
                                                                                                     -----------
                                                                                                       1,392,432
                                                                                                     -----------
           INSURANCE (0.6%)
   2,500   American Heritage Life Investment Corp. $4.25...........................................      162,500
  40,000   Philadelphia Consolidated Holding Corp. $0.70...........................................      410,000
                                                                                                     -----------
                                                                                                         572,500
                                                                                                     -----------
           MACHINERY (0.8%)
  28,000   Ingersoll-Rand Co. $1.688...............................................................      672,000
                                                                                                     -----------
           OIL & GAS (0.9%)
  50,000   Tesoro Petroleum Corp. $1.16............................................................      768,750
                                                                                                     -----------
           PACKAGING & BOTTLING (0.9%)
  20,000   Sealed Air Corp. (Series A) $2.00.......................................................      840,000
                                                                                                     -----------
           PUBLISHING (1.3%)
  34,090   Hollinger International, Inc. $0.95.....................................................      536,918
  25,000   Reader's Digest Association, Inc $1.93..................................................      643,750
                                                                                                     -----------
                                                                                                       1,180,668
                                                                                                     -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES - INCOME BUILDER PORTFOLIO OF INVESTMENTS JUNE 30, 1998 (UNAUDITED) CONTINUED

NUMBER OF
 SHARES                                                                                                 VALUE
----------------------------------------------------------------------------------------------------------------
           REAL ESTATE INVESTMENT TRUST (2.9%)
  13,700   Camden Property Trust (Series A) $2.25..................................................  $   363,050
   9,000   Equity Residential Properties Trust (Series E) $1.75....................................      232,875
  22,560   FelCor Suite Hotels, Inc. (Series A) $1.95..............................................      547,080
   1,085   Merry Land & Investment Co., Inc. (Series C) $2.15......................................       28,413
   7,000   Rouse Co. (Series B) $3.00..............................................................      348,250
  40,000   SL Green Realty Corp. $2.00.............................................................    1,020,000
                                                                                                     -----------
                                                                                                       2,539,668
                                                                                                     -----------
           STEEL (0.8%)
  35,000   USX Corp. $1.44.........................................................................      756,875
                                                                                                     -----------
           TELECOMMUNICATIONS (1.3%)
  12,330   Loral Space & Communications Ltd. $3.00 (Bermuda).......................................      946,328
   4,500   Qualcomm Financial Trust $2.875.........................................................      217,688
                                                                                                     -----------
                                                                                                       1,164,016
                                                                                                     -----------
           TRANSPORTATION (0.8%)
  15,000   Union Pacific Capital Trust $3.125 - 144A**.............................................      701,250
                                                                                                     -----------
           UTILITIES (1.0%)
  19,000   CalEnergy Capital Trust III $3.25.......................................................      869,250
                                                                                                     -----------

           TOTAL CONVERTIBLE PREFERRED STOCKS
           (IDENTIFIED COST $19,040,925)...........................................................   19,225,240
                                                                                                     -----------

PRINCIPAL
AMOUNT IN
THOUSANDS
---------
           CORPORATE BONDS (26.2%)
           CONVERTIBLE BONDS (10.4%)
           AUTO PARTS (1.4%)
$    650   Mark IV Industries, Inc. - 144A** 4.75% due 11/01/04....................................      595,159
     350   MascoTech, Inc.
             4.50% due 12/15/03....................................................................      333,921
     300   Tower Automotive, Inc. - 144A** 5.00% due 08/01/04......................................      310,518
                                                                                                     -----------
                                                                                                       1,239,598
                                                                                                     -----------
           CABLE/CELLULAR (0.2%)
     400   U.S. Cellular Corp.
             0.00% due 06/15/15....................................................................      150,184
                                                                                                     -----------
           FINANCE (1.2%)
   1,000   Financial Federal Corp. - 144A** 4.50% due 05/01/05.....................................    1,053,750
                                                                                                     -----------

PRINCIPAL
AMOUNT IN
THOUSANDS                                                                                               VALUE
----------------------------------------------------------------------------------------------------------------
           HEALTHCARE (1.6%)
$    800   Concentra Managed Care, Inc. - 144A**
             4.50% due 03/15/03....................................................................  $   717,000
     280   Emeritus Corp. - 144A** 6.25% due 01/01/06..............................................      221,449
     650   Phymatrix Corp.
             6.75% due 06/15/03....................................................................      468,000
                                                                                                     -----------
                                                                                                       1,406,449
                                                                                                     -----------
           HEALTHCARE - MISCELLANEOUS (0.3%)
     225   Pharmaceutical Marketing Services, Inc. (Eurobond) 6.25% due 02/01/03...................      217,125
                                                                                                     -----------
           HOTELS/MOTELS (0.5%)
     560   Capstar Hotel Corp.
             4.75% due 10/15/04....................................................................      459,200
                                                                                                     -----------
           MACHINERY (0.2%)
     200   Thermo Fibertek, Inc. - 144A** 4.50% due 07/15/04.......................................      199,562
                                                                                                     -----------
           MEDICAL EQUIPMENT (0.4%)
     400   ThermoTrex Corp.
             3.25% due 11/01/07....................................................................      353,040
                                                                                                     -----------
           OFFICE EQUIPMENT & SUPPLIES (0.6%)
     550   Danka Business Systems PLC (United Kingdom)
             6.75% due 04/01/02....................................................................      476,514
                                                                                                     -----------
           PUBLISHING (0.1%)
     100   Nelson (Thomas), Inc.
             5.75% due 11/30/99....................................................................       99,938
                                                                                                     -----------
           REAL ESTATE INVESTMENT TRUST (0.6%)
     575   Capstone Capital Corp.
             6.55% due 03/14/02....................................................................      550,080
                                                                                                     -----------
           RESTAURANTS (0.0%)
     300   Boston Chicken, Inc.
             0.00% due 06/01/15....................................................................       15,000
      50   Boston Chicken, Inc.
             4.50% due 02/01/04....................................................................        7,868
                                                                                                     -----------
                                                                                                          22,868
                                                                                                     -----------
           RETAIL (0.4%)
      70   Petsmart, Inc. - 144A**
             6.75% due 11/01/04....................................................................       93,625
     300   Saks Holdings, Inc.
             5.50% due 09/15/06....................................................................      281,757
                                                                                                     -----------
                                                                                                         375,382
                                                                                                     -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES - INCOME BUILDER PORTFOLIO OF INVESTMENTS JUNE 30, 1998 (UNAUDITED) CONTINUED

PRINCIPAL
AMOUNT IN
THOUSANDS                                                                                               VALUE
----------------------------------------------------------------------------------------------------------------
           SEMICONDUCTORS (0.7%)
$    700   National Semiconductor Corp. - 144A** 6.50% due 10/01/02................................  $   639,401
                                                                                                     -----------
           SHOES (2.2%)
   1,000   Genesco, Inc. - 144A**
             5.50% due 04/15/05....................................................................    1,015,000
     350   Nine West Group, Inc. - 144A** 5.50% due 07/15/03.......................................      293,262
     805   Nine West Group, Inc.
             5.50% due 07/15/03....................................................................      674,501
                                                                                                     -----------
                                                                                                       1,982,763
                                                                                                     -----------

           TOTAL CONVERTIBLE BONDS
           (IDENTIFIED COST $9,546,904)............................................................    9,225,854
                                                                                                     -----------
           NON-CONVERTIBLE BONDS (15.8%)
           BROADCAST MEDIA (1.5%)
     195   Outlet Broadcasting, Inc. 10.875% due 07/15/03..........................................      203,073
   1,000   Young Broadcasting Corp. 11.75% due 11/15/04............................................    1,100,000
                                                                                                     -----------
                                                                                                       1,303,073
                                                                                                     -----------
           BUILDING MATERIALS (0.6%)
     500   USG Corp. (Series B)
             9.25% due 09/15/01....................................................................      537,660
                                                                                                     -----------
           CABLE/CELLULAR (2.9%)
   2,400   Continental Cablevision, Inc. 11.00% due 06/01/07.......................................    2,616,960
                                                                                                     -----------
           CHEMICALS (2.5%)
   2,130   Harris Chemical North America, Inc.
             10.75% due 10/15/03...................................................................    2,239,162
                                                                                                     -----------
           ENTERTAINMENT/GAMING (0.8%)
     700   Casino Magic Finance Corp. 11.50% due 10/15/01..........................................      728,000
                                                                                                     -----------
           FINANCIAL SERVICES (0.8%)
     600   Videotron Group Ltd. (Canada) 10.625% due 02/15/05......................................      663,000
                                                                                                     -----------

PRINCIPAL
AMOUNT IN
THOUSANDS                                                                                               VALUE
----------------------------------------------------------------------------------------------------------------
           PACKAGING & BOTTLING (2.3%)
$  1,875   Huntsman Polymers Corp. 11.75% due 12/01/04.............................................  $ 2,043,750
                                                                                                     -----------
           PUBLISHING (1.7%)
     800   Big Flower Press, Inc.
             8.875% due 07/01/07...................................................................      812,000
     600   Garden State Newspapers, Inc. 12.00% due 07/01/04.......................................      666,000
                                                                                                     -----------
                                                                                                       1,478,000
                                                                                                     -----------
           STEEL (1.9%)
   1,000   AK Steel Corp.
             10.75% due 04/01/04...................................................................    1,065,000
     600   Ivaco, Inc. (Canada)
             11.50% due 09/15/05...................................................................      657,000
                                                                                                     -----------
                                                                                                       1,722,000
                                                                                                     -----------
           TEXTILES (0.8%)
     700   Dan River, Inc.
             10.125% due 12/15/03..................................................................      742,000
                                                                                                     -----------

           TOTAL NON-CONVERTIBLE BONDS
           (IDENTIFIED COST $14,251,127)...........................................................   14,073,605
                                                                                                     -----------

           TOTAL CORPORATE BONDS
           (IDENTIFIED COST $23,798,031)...........................................................   23,299,459
                                                                                                     -----------

           SHORT-TERM INVESTMENTS (9.0%)
           U.S. GOVERNMENT AGENCIES (a) (4.5%)
   1,000   Federal Home Loan Mortgage Corp. 5.48% due 07/07/98.....................................      999,087
   3,000   Federal National Mortgage Assoc. 5.58% due 07/07/98.....................................    2,997,210
                                                                                                     -----------

           TOTAL U.S. GOVERNMENT AGENCIES
           (AMORTIZED COST $3,996,297).............................................................    3,996,297
                                                                                                     -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES - INCOME BUILDER PORTFOLIO OF INVESTMENTS JUNE 30, 1998 (UNAUDITED) CONTINUED

PRINCIPAL
AMOUNT IN
THOUSANDS                                                                                               VALUE
----------------------------------------------------------------------------------------------------------------
           REPURCHASE AGREEMENT (4.5%)
$  4,024   The Bank of New York 5.50% due 07/01/98 (dated 06/30/98; proceeds $4,024,566) (b)
             (IDENTIFIED COST $4,023,951)..........................................................  $ 4,023,951
                                                                                                     -----------

           TOTAL SHORT-TERM INVESTMENTS
           (IDENTIFIED COST $8,020,248)............................................................    8,020,248
                                                                                                     -----------

TOTAL INVESTMENTS
(IDENTIFIED COST $85,470,953) (c)..........................................................  100.3 %   89,102,655

LIABILITIES IN EXCESS OF OTHER ASSETS......................................................   (0.3)      (229,173)
                                                                                             ------  ------------

NET ASSETS.................................................................................  100.0 % $ 88,873,482
                                                                                             ------  ------------
                                                                                             ------  ------------

---------------------

  ARS    American Regulatory Share.
STRYPES  Structured yield product exchangeable for stock.
   *     Non-income producing security.
  **     Resale is restricted to qualified institutional investors.
  ++ Consists of one or more class of securities traded together as a unit; stocks with attached warrants.
  (1)    Convertible into IMC Global, Inc. common stock.
  (2)    Convertible into SunAmerica, Inc. common stock.
  (a) Securities were purchased on a discount basis. The interest rates shown have been adjusted to reflect a money market equivalent yield.
  (b) Collateralized by $1,925,351 U.S. Treasury Bond 6.625% due 02/15/27 valued at $2,212,685 and $1,885,884 U.S. Treasury Note 5.50% due 05/31/03 valued at $1,891,745.
  (c) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $6,169,481 and the aggregate gross unrealized depreciation is $2,537,779, resulting in net unrealized appreciation of $3,631,702.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES - DIVIDEND GROWTH PORTFOLIO OF INVESTMENTS JUNE 30, 1998 (UNAUDITED)

NUMBER OF
  SHARES                                                                                              VALUE
----------------------------------------------------------------------------------------------------------------
            COMMON STOCKS (97.5%)
            AEROSPACE (4.0%)
   746,000  Raytheon Co. (Class B)..............................................................  $   44,107,250
   465,000  United Technologies Corp............................................................      43,012,500
                                                                                                  --------------
                                                                                                      87,119,750
                                                                                                  --------------
            ALUMINUM (1.9%)
   624,000  Aluminum Co. of America.............................................................      41,145,000
                                                                                                  --------------
            AUTO PARTS (1.9%)
   752,000  TRW, Inc............................................................................      41,078,000
                                                                                                  --------------
            AUTOMOTIVE (3.8%)
   725,000  Ford Motor Co.......................................................................      42,775,000
   583,000  General Motors Corp.................................................................      38,951,687
                                                                                                  --------------
                                                                                                      81,726,687
                                                                                                  --------------
            BANKS (5.5%)
   716,400  Banc One Corp.......................................................................      39,984,075
   467,000  BankAmerica Corp....................................................................      40,366,312
 1,115,000  KeyCorp.............................................................................      39,721,875
                                                                                                  --------------
                                                                                                     120,072,262
                                                                                                  --------------
            BEVERAGES - SOFT DRINKS (1.9%)
 1,010,000  PepsiCo, Inc........................................................................      41,599,375
                                                                                                  --------------
            CHEMICALS (5.6%)
   415,000  Dow Chemical Co.....................................................................      40,125,312
   634,000  Eastman Chemical Co.................................................................      39,466,500
   603,000  PPG Industries, Inc.................................................................      41,946,187
                                                                                                  --------------
                                                                                                     121,537,999
                                                                                                  --------------
            COMPUTERS (2.0%)
   372,000  International Business Machines Corp................................................      42,710,250
                                                                                                  --------------
            CONGLOMERATES (3.7%)
   500,000  Minnesota Mining & Manufacturing Co.................................................      41,093,750
 1,055,000  Tenneco, Inc........................................................................      40,155,937
                                                                                                  --------------
                                                                                                      81,249,687
                                                                                                  --------------
            COSMETICS (1.9%)
   718,000  Gillette Co.........................................................................      40,701,625
                                                                                                  --------------
            DRUGS (5.6%)
 1,011,000  Abbott Laboratories.................................................................      41,324,625
   776,000  American Home Products Corp.........................................................      40,158,000
   351,000  Bristol-Myers Squibb Co.............................................................      40,343,063
                                                                                                  --------------
                                                                                                     121,825,688
                                                                                                  --------------
            ELECTRIC - MAJOR (1.9%)
   454,000  General Electric Co.................................................................      41,314,000
                                                                                                  --------------

NUMBER OF
  SHARES                                                                                              VALUE
----------------------------------------------------------------------------------------------------------------
            FINANCIAL - MISCELLANEOUS (1.9%)
   826,000  Household International, Inc........................................................  $   41,093,500
                                                                                                  --------------
            FINANCIAL SERVICES (2.0%)
   552,676  Associates First Capital Corp. (Class A)............................................      42,486,968
                                                                                                  --------------
            FOODS (3.7%)
   746,000  Quaker Oats Company (The)...........................................................      40,983,375
   698,000  Sara Lee Corp.......................................................................      39,044,375
                                                                                                  --------------
                                                                                                      80,027,750
                                                                                                  --------------
            HOUSEHOLD PRODUCTS (1.9%)
   453,000  Procter & Gamble Co.................................................................      41,251,313
                                                                                                  --------------
            INSURANCE (1.9%)
   543,000  Aetna Inc...........................................................................      41,335,875
                                                                                                  --------------
            MACHINERY - CONSTRUCTION & MATERIALS (1.9%)
   770,000  Caterpillar, Inc....................................................................      40,713,750
                                                                                                  --------------
            METALS & MINING (1.8%)
   703,000  Phelps Dodge Corp...................................................................      40,202,813
                                                                                                  --------------
            NATURAL GAS (3.9%)
 1,000,000  Burlington Resources, Inc...........................................................      43,062,500
 1,113,000  El Paso Natural Gas Co..............................................................      42,572,250
                                                                                                  --------------
                                                                                                      85,634,750
                                                                                                  --------------
            OFFICE EQUIPMENT (1.8%)
   820,000  Pitney Bowes, Inc...................................................................      39,462,500
                                                                                                  --------------
            OIL - DOMESTIC (3.7%)
   814,000  Ashland, Inc........................................................................      42,022,750
   505,000  Atlantic Richfield Co...............................................................      39,453,125
                                                                                                  --------------
                                                                                                      81,475,875
                                                                                                  --------------
            OIL INTEGRATED - INTERNATIONAL (5.5%)
   576,000  Exxon Corp..........................................................................      41,076,000
   515,000  Mobil Corp..........................................................................      39,461,875
   730,000  Royal Dutch Petroleum Co.
              (ADR) (Netherlands)...............................................................      40,013,125
                                                                                                  --------------
                                                                                                     120,551,000
                                                                                                  --------------
            PAPER & FOREST PRODUCTS (3.6%)
   918,000  International Paper Co..............................................................      39,474,000
   856,000  Weyerhaeuser Co.....................................................................      39,536,500
                                                                                                  --------------
                                                                                                      79,010,500
                                                                                                  --------------
            PHOTOGRAPHY (2.0%)
   595,000  Eastman Kodak Co....................................................................      43,472,188
                                                                                                  --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES - DIVIDEND GROWTH PORTFOLIO OF INVESTMENTS JUNE 30, 1998 (UNAUDITED) CONTINUED

NUMBER OF
  SHARES                                                                                              VALUE
----------------------------------------------------------------------------------------------------------------
            RAILROADS (1.9%)
   420,000  Burlington Northern Santa Fe Corp...................................................  $   41,238,750
                                                                                                  --------------
            RETAIL - DEPARTMENT STORES (1.9%)
   625,000  May Department Stores Co............................................................      40,937,500
                                                                                                  --------------
            RETAIL - FOOD CHAINS (1.9%)
 1,690,000  American Stores Co..................................................................      40,876,875
                                                                                                  --------------
            STEEL (1.8%)
 1,250,000  Timken Co...........................................................................      38,515,625
                                                                                                  --------------
            TELECOMMUNICATIONS (5.4%)
   872,000  Bell Atlantic Corp..................................................................      39,785,000
   550,000  Sprint Corp.........................................................................      38,775,000
   844,000  U.S. West, Inc......................................................................      39,668,000
                                                                                                  --------------
                                                                                                     118,228,000
                                                                                                  --------------
            TOBACCO (1.9%)
 1,028,000  Philip Morris Companies, Inc........................................................      40,477,500
                                                                                                  --------------
            TRANSPORTATION (1.8%)
 1,266,000  Ryder System, Inc...................................................................      39,958,125
                                                                                                  --------------
            UTILITIES - ELECTRIC (3.7%)
   628,000  FPL Group, Inc......................................................................      39,564,000
 1,144,000  Unicom Corp.........................................................................      40,111,500
                                                                                                  --------------
                                                                                                      79,675,500
                                                                                                  --------------
            UTILITIES - GAS (1.9%)
   709,000  Consolidated Natural Gas Co.........................................................      41,742,375
                                                                                                  --------------

            TOTAL COMMON STOCKS
            (IDENTIFIED COST $1,638,829,585)....................................................   2,120,449,355
                                                                                                  --------------

PRINCIPAL
AMOUNT IN
THOUSANDS                                                                                             VALUE
----------------------------------------------------------------------------------------------------------------
            U.S. GOVERNMENT OBLIGATIONS (1.9%)
$   35,000  U.S. Treasury Note 5.625% due 04/30/00..............................................  $   35,052,850
     5,000  U.S. Treasury Note 6.375% due 01/15/99..............................................       5,026,100
                                                                                                  --------------

            TOTAL U.S. GOVERNMENT OBLIGATIONS
            (IDENTIFIED COST $39,894,843).......................................................      40,078,950
                                                                                                  --------------

            SHORT-TERM INVESTMENT (0.3%)
            REPURCHASE AGREEMENT
     7,390  The Bank of New York 5.50% due 07/01/98 (dated 06/30/98; proceeds $7,391,288) (a)
              (IDENTIFIED COST $7,390,159)......................................................       7,390,159
                                                                                                  --------------

TOTAL INVESTMENTS
(IDENTIFIED COST $1,686,114,587) (b)....................................................   99.7 %   2,167,918,464

OTHER ASSETS IN EXCESS OF LIABILITIES...................................................    0.3         6,267,478
                                                                                          ------  ---------------

NET ASSETS..............................................................................  100.0 % $ 2,174,185,942
                                                                                          ------  ---------------
                                                                                          ------  ---------------

---------------------

ADR  American Depository Receipt.
(a) Collateralized by $1,193,969 U.S. Treasury Note 6.25% due 06/30/02 valued at $1,222,513, and $6,240,900 U.S. Treasury Note 5.50% due 03/31/03 valued at $6,315,449.
(b) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $504,656,259 and the aggregate gross unrealized depreciation is $22,852,382, resulting in net unrealized appreciation of $481,803,877.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES - CAPITAL GROWTH PORTFOLIO OF INVESTMENTS JUNE 30, 1998 (UNAUDITED)

NUMBER OF
 SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------
           COMMON STOCKS (99.3%)
           ADVERTISING (4.2%)
  40,000   HA-LO Industries, Inc.*................................................................  $  1,245,000
 110,000   Snyder Communications, Inc.*...........................................................     4,840,000
                                                                                                    ------------
                                                                                                       6,085,000
                                                                                                    ------------
           APPAREL & FOOTWEAR (2.6%)
  60,000   Tommy Hilfiger Corp.*..................................................................     3,750,000
                                                                                                    ------------
           BANKS - REGIONAL (1.0%)
  20,000   State Street Corp......................................................................     1,390,000
                                                                                                    ------------
           BUILDING MATERIALS (2.7%)
  55,000   Southdown, Inc.........................................................................     3,925,625
                                                                                                    ------------
           COMPUTER EQUIPMENT (3.1%)
 100,000   EMC Corp.*.............................................................................     4,481,250
                                                                                                    ------------
           COMPUTER SOFTWARE (7.2%)
  80,000   Cadence Design Systems, Inc.*..........................................................     2,500,000
  40,000   Microsoft Corp.*.......................................................................     4,335,000
  75,000   Network Associates, Inc.*..............................................................     3,585,937
                                                                                                    ------------
                                                                                                      10,420,937
                                                                                                    ------------
           COMPUTER SOFTWARE & SERVICES (3.1%)
  70,000   Legato Systems, Inc.*..................................................................     2,730,000
  38,000   Visio Corp.*...........................................................................     1,814,500
                                                                                                    ------------
                                                                                                       4,544,500
                                                                                                    ------------
           COMPUTERS (2.3%)
  55,000   Lexmark International Group, Inc. (Class A)*...........................................     3,355,000
                                                                                                    ------------
           CONSUMER BUSINESS SERVICES (2.4%)
 110,000   AccuStaff, Inc.*.......................................................................     3,437,500
                                                                                                    ------------
           CONTAINERS - PAPER (2.7%)
  60,000   Elan Corp. PLC (ADR) (Ireland)*........................................................     3,858,750
                                                                                                    ------------
           DRUGS (2.2%)
  70,000   ICN Pharmaceuticals, Inc...............................................................     3,198,125
                                                                                                    ------------
           ELECTRONIC COMPONENTS (1.2%)
  47,000   ADC Telecommunications, Inc.*..........................................................     1,715,500
                                                                                                    ------------
           ELECTRONICS (0.9%)
  30,000   Sanmina Corp.*.........................................................................     1,295,625
                                                                                                    ------------
           ENVIRONMENTAL CONTROL (4.0%)
  75,000   Newpark Resources, Inc.*...............................................................       834,375
 100,000   U.S.A. Waste Services, Inc.*...........................................................     4,937,500
                                                                                                    ------------
                                                                                                       5,771,875
                                                                                                    ------------

NUMBER OF
 SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------
           FINANCIAL - MISCELLANEOUS (3.2%)
  60,000   Providian Financial Corp...............................................................  $  4,713,750
                                                                                                    ------------
           FINANCIAL SERVICES (5.1%)
  60,000   SunAmerica Inc.........................................................................     3,446,250
  65,000   Travelers Group, Inc...................................................................     3,940,625
                                                                                                    ------------
                                                                                                       7,386,875
                                                                                                    ------------
           HEALTHCARE - DIVERSIFIED (1.4%)
  35,000   Universal Health Services, Inc. (Class B)*.............................................     2,043,125
                                                                                                    ------------
           HOSPITAL MANAGEMENT (5.2%)
  39,000   Express Scripts, Inc. (Class A)*.......................................................     3,120,000
  45,000   Quorum Health Group, Inc.*.............................................................     1,186,875
  95,000   Total Renal Care Holdings, Inc.*.......................................................     3,277,500
                                                                                                    ------------
                                                                                                       7,584,375
                                                                                                    ------------
           INSURANCE (3.2%)
 100,000   Conseco, Inc...........................................................................     4,675,000
                                                                                                    ------------
           MANUFACTURING - CONSUMER & INDUSTRIAL PRODUCTS (3.3%)
  75,000   Tyco International Ltd.................................................................     4,725,000
                                                                                                    ------------
           MEDIA GROUP (2.6%)
  35,000   Clear Channel Communications, Inc.*....................................................     3,819,375
                                                                                                    ------------
           OIL DRILLING & SERVICES (1.2%)
 100,000   Global Industries Ltd.*................................................................     1,681,250
                                                                                                    ------------
           OIL EQUIPMENT & SERVICES (1.0%)
  70,000   Varco International, Inc.*.............................................................     1,386,875
                                                                                                    ------------
           PHARMACEUTICALS (4.7%)
  90,000   Medicis Pharmaceutical Corp. (Class A)*................................................     3,262,500
  75,000   Watson Pharmaceuticals, Inc.*..........................................................     3,501,562
                                                                                                    ------------
                                                                                                       6,764,062
                                                                                                    ------------
           POLLUTION CONTROL (1.4%)
  70,000   U.S. Filter Corp.*.....................................................................     1,964,375
                                                                                                    ------------
           PRECISION INSTRUMENTS (0.0%)
   3,200   Mettler-Toledo International Inc.*.....................................................        64,200
                                                                                                    ------------
           RESTAURANTS (2.0%)
  55,000   Starbucks Corp.*.......................................................................     2,935,625
                                                                                                    ------------
           RETAIL (1.8%)
  60,000   Abercrombie & Fitch Co. (Class A)*.....................................................     2,640,000
                                                                                                    ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES - CAPITAL GROWTH PORTFOLIO OF INVESTMENTS JUNE 30, 1998 (UNAUDITED) CONTINUED

NUMBER OF
 SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------
           RETAIL - DEPARTMENT STORES (4.5%)
  75,000   Dollar General Corp....................................................................  $  2,967,188
  90,000   Proffitt's, Inc.*......................................................................     3,633,750
                                                                                                    ------------
                                                                                                       6,600,938
                                                                                                    ------------
           RETAIL - FOOD CHAINS (1.1%)
  40,000   Safeway, Inc.*.........................................................................     1,627,500
                                                                                                    ------------
           RETAIL - GENERAL MERCHANDISE (1.2%)
  40,000   Fred Meyer, Inc.*......................................................................     1,700,000
                                                                                                    ------------
           RETAIL - SPECIALTY (5.3%)
  45,000   Consolidated Stores Corp.*.............................................................     1,631,250
  68,000   Finish Line, Inc. (Class A)*...........................................................     1,904,000
 145,000   Staples, Inc.*.........................................................................     4,195,938
                                                                                                    ------------
                                                                                                       7,731,188
                                                                                                    ------------
           RETAIL - SPECIALTY APPAREL (2.3%)
  75,000   Stage Stores, Inc.*....................................................................     3,393,750
                                                                                                    ------------
           TELECOMMUNICATIONS (4.7%)
  50,000   AirTouch Communications, Inc.*.........................................................     2,921,875
  55,000   Tellabs, Inc.*.........................................................................     3,935,938
                                                                                                    ------------
                                                                                                       6,857,813
                                                                                                    ------------
           UTILITIES - ELECTRIC (2.5%)
  70,000   AES Corp. (The)*.......................................................................     3,679,374
                                                                                                    ------------
           UTILITIES - TELECOMMUNICATIONS (2.0%)
  60,000   WorldCom, Inc.*........................................................................     2,898,750
                                                                                                    ------------

           TOTAL COMMON STOCKS
           (IDENTIFIED COST $115,654,044).........................................................   144,102,887
                                                                                                    ------------

PRINCIPAL
AMOUNT IN
THOUSANDS                                                                                              VALUE
----------------------------------------------------------------------------------------------------------------
           SHORT-TERM INVESTMENT (0.4%)
           REPURCHASE AGREEMENT
$    673   The Bank of New York 5.50% due 07/01/98 (dated 06/30/97; proceeds $673,363) (a)
             (IDENTIFIED COST $673,260)...........................................................  $    673,260
                                                                                                    ------------

TOTAL INVESTMENTS
(IDENTIFIED COST $116,327,304) (a)........................................................   99.7 %   144,776,147

OTHER ASSETS IN EXCESS OF LIABILITIES.....................................................    0.3         377,982
                                                                                            ------  -------------

NET ASSETS................................................................................  100.0 % $ 145,154,129
                                                                                            ------  -------------
                                                                                            ------  -------------

---------------------

ADR  American Depository Receipt.
 *   Non-income producing security.
(a) Collateralized by $124,073 U.S. Treasury Bond 6.00% due 02/15/26 valued at $131,269 and $532,763 U.S. Treasury Note 6.25% due 02/28/02 valued at
     $555,456.
(c) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $30,815,986 and the aggregate gross unrealized depreciation is $2,367,143, resulting in net unrealized appreciation of $28,448,843.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES - GLOBAL DIVIDEND GROWTH PORTFOLIO OF INVESTMENTS JUNE 30, 1998 (UNAUDITED)

NUMBER OF
  SHARES                                                                                               VALUE
----------------------------------------------------------------------------------------------------------------
            COMMON AND PREFERRED STOCKS (96.1%)
            AUSTRALIA (1.9%)
            BANKING
   300,000  Australia & New Zealand Banking Group Ltd.............................................  $  2,068,030
                                                                                                    ------------
            BUILDING & CONSTRUCTION
   788,000  Pioneer International Ltd.............................................................     1,877,315
                                                                                                    ------------
            GOLD
 2,350,000  Normandy Mining Ltd...................................................................     1,919,518
                                                                                                    ------------
            OIL RELATED
   650,000  Santos Ltd............................................................................     2,011,100
                                                                                                    ------------
            PAPER & FOREST PRODUCTS
   465,000  Amcor Ltd.............................................................................     2,034,336
                                                                                                    ------------

            TOTAL AUSTRALIA.......................................................................     9,910,299
                                                                                                    ------------

            CANADA (2.4%)
            BANKING
    73,000  Toronto Dominion Bank.................................................................     3,305,979
                                                                                                    ------------
            NATURAL GAS
    76,800  IPL Energy, Inc.......................................................................     3,464,996
   140,000  TransCanada Pipelines Ltd.............................................................     3,108,145
                                                                                                    ------------
                                                                                                       6,573,141
                                                                                                    ------------
            OIL RELATED
   168,000  Imperial Oil Ltd......................................................................     2,940,343
                                                                                                    ------------

            TOTAL CANADA..........................................................................    12,819,463
                                                                                                    ------------

            FRANCE (6.7%)
            BANKING
    15,500  Societe Generale......................................................................     3,215,364
                                                                                                    ------------
            BUILDING & CONSTRUCTION
    30,000  Lafarge S.A...........................................................................     3,094,315
                                                                                                    ------------
            FINANCIAL SERVICES
    31,000  Compagnie Financiere de Paribas.......................................................     3,310,009
     5,150  Societe Eurafrance S.A................................................................     3,229,639
                                                                                                    ------------
                                                                                                       6,539,648
                                                                                                    ------------
            FOODS & BEVERAGES
    14,500  Eridania Beghin-Say S.A...............................................................     3,194,571
                                                                                                    ------------
            MISCELLANEOUS MATERIALS & COMMODITIES
    16,500  Compagnie de Saint-Gobain.............................................................     3,052,480
                                                                                                    ------------

NUMBER OF
  SHARES                                                                                               VALUE
----------------------------------------------------------------------------------------------------------------
            MULTI-INDUSTRY
     6,000  Compagnie Generale d'Industrie et de Participations...................................  $  3,163,627
                                                                                                    ------------
            OIL INTEGRATED - INTERNATIONAL
    22,700  Elf Aquitaine S.A.....................................................................     3,184,256
    25,000  Total S.A. (B Shares).................................................................     3,242,842
                                                                                                    ------------
                                                                                                       6,427,098
                                                                                                    ------------
            TELECOMMUNICATIONS
    16,000  Alcatel Alsthom.......................................................................     3,250,433
                                                                                                    ------------
            TELEVISION
    20,200  Societe Television
              Francaise 1.........................................................................     3,123,591
                                                                                                    ------------

            TOTAL FRANCE..........................................................................    35,061,127
                                                                                                    ------------

            GERMANY (6.1%)
            BANKING
    65,000  Commerzbank AG........................................................................     2,469,446
                                                                                                    ------------
            BUILDING & CONSTRUCTION
    73,000  Bilfinger & Berger Bau AG.............................................................     2,496,848
                                                                                                    ------------
            CHEMICALS
    60,000  BASF AG...............................................................................     2,845,214
    56,000  Bayer AG..............................................................................     2,892,440
                                                                                                    ------------
                                                                                                       5,737,654
                                                                                                    ------------
            ELECTRICAL EQUIPMENT
    42,000  Siemens AG............................................................................     2,558,370
                                                                                                    ------------
            MACHINERY - DIVERSIFIED
     6,700  MAN AG................................................................................     2,608,417
                                                                                                    ------------
            MULTI-INDUSTRY
    48,500  RWE AG................................................................................     2,864,458
     4,000  Viag AG...............................................................................     2,747,332
                                                                                                    ------------
                                                                                                       5,611,790
                                                                                                    ------------
            RETAIL - DEPARTMENT STORES
     5,000  Karstadt AG...........................................................................     2,426,312
                                                                                                    ------------
            STEEL & IRON
    11,200  Thyssen AG............................................................................     2,842,891
                                                                                                    ------------
            TEXTILES & APPAREL
     1,150  Hugo Boss AG (Pref.)..................................................................     2,531,107
                                                                                                    ------------
            UTILITIES - ELECTRIC
    37,800  VEBA AG...............................................................................     2,536,653
                                                                                                    ------------

            TOTAL GERMANY.........................................................................    31,819,488
                                                                                                    ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES - GLOBAL DIVIDEND GROWTH PORTFOLIO OF INVESTMENTS JUNE 30, 1998 (UNAUDITED) CONTINUED

NUMBER OF
  SHARES                                                                                               VALUE
----------------------------------------------------------------------------------------------------------------
            HONG KONG (4.4%)
            CONGLOMERATES
 1,241,000  Swire Pacific Ltd. (Class A)..........................................................  $  4,685,890
                                                                                                    ------------
            REAL ESTATE
   970,000  Cheung Kong (Holdings) Ltd............................................................     4,770,800
 1,381,000  Henderson Land Development Co., Ltd...................................................     4,554,902
                                                                                                    ------------
                                                                                                       9,325,702
                                                                                                    ------------
            TELECOMMUNICATIONS
 2,339,800  Hong Kong Telecommunications Ltd......................................................     4,394,771
                                                                                                    ------------
            UTILITIES - ELECTRIC
 1,485,000  Hong Kong Electric Holdings Ltd.......................................................     4,600,787
                                                                                                    ------------
            TOTAL HONG KONG.......................................................................    23,007,150
                                                                                                    ------------
            ITALY (3.0%)
            ELECTRIC POWER
   468,000  Edison SpA............................................................................     3,749,309
                                                                                                    ------------
            FINANCIAL SERVICES
   258,000  Istituto Mobiliare Italiano SpA.......................................................     4,057,059
                                                                                                    ------------
            OIL & GAS PRODUCTS
   610,000  Ente Nazionale Idrocarburi SpA........................................................     3,991,071
                                                                                                    ------------
            TELECOMMUNICATIONS
   810,000  Telecom Italia SpA....................................................................     3,914,439
                                                                                                    ------------

            TOTAL ITALY...........................................................................    15,711,878
                                                                                                    ------------

            JAPAN (19.7%)
            AUTOMOTIVE
   154,000  Honda Motor Co........................................................................     5,473,094
   211,000  Toyota Motor Corp.....................................................................     5,449,568
                                                                                                    ------------
                                                                                                      10,922,662
                                                                                                    ------------
            BREWERS
   620,000  Kirin Brewery Co., Ltd................................................................     5,843,165
                                                                                                    ------------
            BUILDING & CONSTRUCTION
   731,000  Sekisui House Ltd.....................................................................     5,653,417
                                                                                                    ------------
            ELECTRONICS & ELECTRICAL
   857,000  Hitachi, Ltd..........................................................................     5,579,748
   119,500  Kyocera Corp..........................................................................     5,828,849
   320,000  Matsushita Electric Industrial Co., Ltd...............................................     5,133,813

NUMBER OF
  SHARES                                                                                               VALUE
----------------------------------------------------------------------------------------------------------------
   662,000  Matsushita Electric Works, Ltd........................................................  $  5,334,101
 1,376,000  Mitsubishi Electric Corp..............................................................     3,157,871
   600,000  NEC Corp..............................................................................     5,581,295
   704,000  Sharp Corp............................................................................     5,692,777
    65,000  Sony Corp.............................................................................     5,588,129
    70,000  TDK Corp..............................................................................     5,161,871
                                                                                                    ------------
                                                                                                      47,058,454
                                                                                                    ------------
            ENTERTAINMENT & LEISURE TIME
    56,300  Nintendo Co., Ltd.....................................................................     5,204,712
                                                                                                    ------------
            MACHINERY - DIVERSIFIED
 1,500,000  Mitsubishi Heavy Industries Ltd.......................................................     5,654,676
                                                                                                    ------------
            PHARMACEUTICALS
   297,000  Taisho Pharmaceutical Co., Ltd........................................................     5,534,029
   221,000  Takeda Chemical Industries............................................................     5,866,835
                                                                                                    ------------
                                                                                                      11,400,864
                                                                                                    ------------
            POSTAL DELIVERY
   503,000  Yamato Transport Co., Ltd.............................................................     5,627,086
                                                                                                    ------------
            TOBACCO
       805  Japan Tobacco, Inc....................................................................     5,438,094
                                                                                                    ------------

            TOTAL JAPAN...........................................................................   102,803,130
                                                                                                    ------------

            MALAYSIA (0.4%)
            BANKING
 1,351,000  AMMB Holdings Berhad..................................................................       713,119
                                                                                                    ------------
            BUILDING & CONSTRUCTION
 1,185,000  United Engineers (Malaysia) Berhad....................................................       484,903
                                                                                                    ------------
            CONGLOMERATES
 1,595,000  Sime Darby Berhad.....................................................................     1,104,528
                                                                                                    ------------

            TOTAL MALAYSIA........................................................................     2,302,550
                                                                                                    ------------

            NETHERLANDS (2.7%)
            APPLIANCES & HOUSEHOLD DURABLES
    27,000  Philips Electronics NV................................................................     2,264,789
                                                                                                    ------------
            BANKING
   101,800  ABN-AMRO Holding NV...................................................................     2,376,965
                                                                                                    ------------
            CHEMICALS
    23,000  DSM NV................................................................................     2,355,734
                                                                                                    ------------
            POSTAL DELIVERY
    41,400  TNT Post Group NV*....................................................................     1,056,019
                                                                                                    ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES - GLOBAL DIVIDEND GROWTH PORTFOLIO OF INVESTMENTS JUNE 30, 1998 (UNAUDITED) CONTINUED

NUMBER OF
  SHARES                                                                                               VALUE
----------------------------------------------------------------------------------------------------------------
            STEEL & IRON
    47,000  Koninklijke Hoogovens NV..............................................................  $  2,028,843
                                                                                                    ------------
            TELECOMMUNICATIONS
    41,400  Koninklijke KPN NV....................................................................     1,590,121
                                                                                                    ------------
            TRANSPORTATION
    58,000  KLM Royal Dutch Air Lines NV..........................................................     2,350,044
                                                                                                    ------------
            TOTAL NETHERLANDS.....................................................................    14,022,515
                                                                                                    ------------
            SPAIN (1.5%)
            BANKING
    32,000  Banco Popular Espanol S.A.............................................................     2,727,842
                                                                                                    ------------
            ELECTRIC
   109,000  Endesa S.A............................................................................     2,383,309
                                                                                                    ------------
            OIL RELATED
    50,000  Repsol S.A............................................................................     2,753,519
                                                                                                    ------------
            TOTAL SPAIN...........................................................................     7,864,670
                                                                                                    ------------
            SWEDEN (1.5%)
            AUTOMOBILES
    84,000  Volvo AB (B Shares)...................................................................     2,495,622
                                                                                                    ------------
            BANKING
   364,000  Nordbanken Holding AB.................................................................     2,663,748
                                                                                                    ------------
            MACHINERY - DIVERSIFIED
    90,600  Sandvik AB (B Shares).................................................................     2,482,036
                                                                                                    ------------
            TOTAL SWEDEN..........................................................................     7,641,406
                                                                                                    ------------

            SWITZERLAND (2.1%)
            BANKING
    10,123  UBS AG*...............................................................................     3,758,665
                                                                                                    ------------
            FOODS & BEVERAGES
     1,670  Nestle S.A............................................................................     3,568,677
                                                                                                    ------------
            PHARMACEUTICALS
     2,140  Novartis AG - Bearer..................................................................     3,558,683
                                                                                                    ------------

            TOTAL SWITZERLAND.....................................................................    10,886,025
                                                                                                    ------------

            UNITED KINGDOM (10.2%)
            BANKING
   190,000  National Westminster Bank PLC.........................................................     3,393,196
   196,000  Royal Bank of Scotland Group PLC......................................................     3,399,032
                                                                                                    ------------
                                                                                                       6,792,228
                                                                                                    ------------

NUMBER OF
  SHARES                                                                                               VALUE
----------------------------------------------------------------------------------------------------------------
            BREWERS
   177,678  Bass PLC..............................................................................  $  3,327,203
                                                                                                    ------------
            FOODS & BEVERAGES
   445,000  Hillsdown Holdings PLC................................................................     1,209,521
                                                                                                    ------------
            LEISURE
   562,000  Rank Group PLC........................................................................     3,083,174
                                                                                                    ------------
            MERCHANDISING
   190,000  Next PLC..............................................................................     1,631,649
                                                                                                    ------------
            METALS NON-FERROUS
   285,000  Rio Tinto PLC.........................................................................     3,207,853
                                                                                                    ------------
            MISCELLANEOUS MATERIALS & COMMODITIES
   960,000  Cookson Group PLC.....................................................................     3,297,648
                                                                                                    ------------
            MULTI-INDUSTRY
   552,000  Hanson PLC............................................................................     3,352,775
                                                                                                    ------------
            PAPER PRODUCTS
   955,000  Arjo Wiggins Appleton PLC.............................................................     3,200,849
                                                                                                    ------------
            STEEL & IRON
 1,530,000  British Steel PLC.....................................................................     3,361,305
                                                                                                    ------------
            TOBACCO
   353,000  B.A.T. Industries PLC.................................................................     3,531,765
                                                                                                    ------------
            UTILITIES - ELECTRIC
   522,500  National Grid Group PLC...............................................................     3,519,926
   367,000  National Power PLC....................................................................     3,451,525
   380,000  Scottish Hydro-Electric PLC...........................................................     3,371,018
                                                                                                    ------------
                                                                                                      10,342,469
                                                                                                    ------------
            UTILITIES - WATER
   210,000  Hyder PLC.............................................................................     3,288,143
   121,500  Hyder PLC (Pref.).....................................................................       243,628
   201,000  Severn Trent PLC......................................................................     3,517,583
                                                                                                    ------------
                                                                                                       7,049,354
                                                                                                    ------------

            TOTAL UNITED KINGDOM..................................................................    53,387,793
                                                                                                    ------------

            UNITED STATES (33.5%)
            AEROSPACE & DEFENSE
    70,000  Northrop Grumman Corp.................................................................     7,218,750
                                                                                                    ------------
            ALUMINUM
   105,000  Aluminum Co. of America...............................................................     6,923,437
                                                                                                    ------------
            AUTOMOTIVE
   124,000  Ford Motor Co.........................................................................     7,316,000
                                                                                                    ------------
            BANKING
    80,500  BankAmerica Corp......................................................................     6,958,219
   195,000  KeyCorp...............................................................................     6,946,875
                                                                                                    ------------
                                                                                                      13,905,094
                                                                                                    ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES - GLOBAL DIVIDEND GROWTH PORTFOLIO OF INVESTMENTS JUNE 30, 1998 (UNAUDITED) CONTINUED

NUMBER OF
  SHARES                                                                                               VALUE
----------------------------------------------------------------------------------------------------------------
            CHEMICALS
    71,000  Dow Chemical Co.......................................................................  $  6,864,812
                                                                                                    ------------
            COMPUTERS - SYSTEMS
    64,000  International Business Machines Corp..................................................     7,348,000
                                                                                                    ------------
            CONGLOMERATES
    83,500  Minnesota Mining & Manufacturing Co...................................................     6,862,656
   183,000  Tenneco, Inc..........................................................................     6,965,437
                                                                                                    ------------
                                                                                                      13,828,093
                                                                                                    ------------
            CONTAINERS - METAL & GLASS
   146,500  Crown Cork & Seal Co., Inc............................................................     6,958,750
                                                                                                    ------------
            ENGINEERING & CONSTRUCTION
   139,000  Fluor Corp............................................................................     7,089,000
                                                                                                    ------------
            FINANCIAL SERVICES
    92,050  Associates First Capital Corp. (Class A)..............................................     7,076,344
                                                                                                    ------------
            MACHINERY - DIVERSIFIED
   140,000  Deere & Co............................................................................     7,402,500
                                                                                                    ------------
            METALS & MINING
   121,000  Phelps Dodge Corp.....................................................................     6,919,688
                                                                                                    ------------
            OIL - DOMESTIC
   139,500  Ashland, Inc..........................................................................     7,201,688
                                                                                                    ------------
            OIL INTEGRATED - INTERNATIONAL
    84,000  Chevron Corp..........................................................................     6,977,250
                                                                                                    ------------
            PAPER & FOREST PRODUCTS
   156,000  International Paper Co................................................................     6,708,000
                                                                                                    ------------
            PHARMACEUTICALS
    60,000  Bristol-Myers Squibb Co...............................................................     6,896,250
                                                                                                    ------------
            RETAIL
   144,000  Dayton-Hudson Corp....................................................................     6,984,000
                                                                                                    ------------
            SUPERMARKETS
   130,000  Albertson's, Inc......................................................................     6,735,625
                                                                                                    ------------
            TELECOMMUNICATIONS
    95,000  Sprint Corp...........................................................................     6,697,500
                                                                                                    ------------
            TIRE & RUBBER GOODS
   107,500  Goodyear Tire & Rubber Co.............................................................     6,927,031
                                                                                                    ------------
            TOBACCO
   180,000  Philip Morris Companies, Inc..........................................................     7,087,500
                                                                                                    ------------
            UTILITIES - ELECTRIC
   183,400  GPU, Inc..............................................................................     6,934,813
                                                                                                    ------------

NUMBER OF
  SHARES                                                                                               VALUE
----------------------------------------------------------------------------------------------------------------
            UTILITIES - GAS
   120,000  Consolidated Natural Gas Co...........................................................  $  7,065,000
                                                                                                    ------------

            TOTAL UNITED STATES...................................................................   175,065,125
                                                                                                    ------------

            TOTAL COMMON AND PREFERRED STOCKS
            (IDENTIFIED COST $455,165,940)........................................................   502,302,619
                                                                                                    ------------

PRINCIPAL
AMOUNT IN
THOUSANDS
----------
            SHORT-TERM INVESTMENT (3.7%)
            U.S. GOVERNMENT AGENCY
$   19,500  Federal Home Loan Mortgage Corp. 5.85% due 07/01/98 (a) (AMORTIZED COST
              $19,500,000)........................................................................    19,500,000
                                                                                                    ------------

TOTAL INVESTMENTS
(IDENTIFIED COST $474,665,940) (B)........................................................   99.8 %   521,802,619

CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES............................................    0.2       1,172,201
                                                                                            ------  -------------

NET ASSETS................................................................................  100.0 % $ 522,974,820
                                                                                            ------  -------------
                                                                                            ------  -------------

---------------------

 *   Non-income producing security.
(a) Security was purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(b) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $80,950,658 and the aggregate gross unrealized depreciation is $33,813,979, resulting in net unrealized appreciation of $47,136,679.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES - GLOBAL DIVIDEND GROWTH PORTFOLIO OF INVESTMENTS JUNE 30, 1998 (UNAUDITED) CONTINUED

FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT JUNE 30, 1998:

                                               UNREALIZED
 CONTRACTS TO           IN         DELIVERY   APPRECIATION
    RECEIVE        EXCHANGE FOR      DATE    (DEPRECIATION)
------------------------------------------------------------
$       240,512   JPY 34,135,934   07/01/98  $       (5,070)
ITL 348,967,125   $      197,406   07/01/98          (1,423)
$        73,803   JPY 10,258,585   07/02/98        --
$       322,167   GBP    193,746   07/02/98            (905)
$       224,025   JPY 31,123,763   07/03/98             113
$        50,988   GBP     30,639   07/03/98            (104)
ITL 306,138,437   $      172,283   07/06/98            (353)
GBP     468,870   $      781,907   07/06/98             (66)
GBP     338,328   $      564,298   07/07/98            (135)

                                               UNREALIZED
 CONTRACTS TO           IN         DELIVERY   APPRECIATION
    RECEIVE        EXCHANGE FOR      DATE    (DEPRECIATION)
------------------------------------------------------------

$       158,129    FRF   957,600   07/31/98              97
$        62,452    FRF   378,810   07/31/98             (63)
                                                    -------
        Net unrealized depreciation........  $       (7,909)
                                                    -------
                                                    -------

CURRENCY ABBREVIATIONS:

FRF        French Franc.
GBP        British Pound.
ITL        Italian Lira.
JPY        Japanese Yen.

                                                                             PERCENT
                                                                                OF
                                                                               NET
                          INDUSTRY                                VALUE       ASSETS
-------------------------------------------------------------------------------------
Aerospace & Defense.........................................  $   7,218,750    1.4%
Aluminum....................................................      6,923,437    1.3
Appliances & Household Durables.............................      2,264,789    0.4
Automobiles.................................................      2,495,622    0.5
Automotive..................................................     18,238,662    3.5
Banking.....................................................     43,996,480    8.4
Brewers.....................................................      9,170,368    1.7
Building & Construction.....................................     13,606,798    2.6
Chemicals...................................................     14,958,200    2.9
Computers - Systems.........................................      7,348,000    1.4
Conglomerates...............................................     19,618,511    3.7
Containers - Metal & Glass..................................      6,958,750    1.3
Electric....................................................      2,383,309    0.4
Electric Power..............................................      3,749,309    0.7
Electrical Equipment........................................      2,558,370    0.5
Electronics & Electrical....................................     47,058,454    9.0
Engineering & Construction..................................      7,089,000    1.4
Entertainment & Leisure Time................................      5,204,712    1.0
Financial Services..........................................     17,673,051    3.4
Foods & Beverages...........................................      7,972,769    1.5
Gold........................................................      1,919,518    0.4
Leisure.....................................................      3,083,174    0.6
Machinery - Diversified.....................................     18,147,629    3.5
Merchandising...............................................      1,631,649    0.3
Metals & Mining.............................................      6,919,688    1.3
Metals Non-Ferrous..........................................      3,207,853    0.6
Miscellaneous Materials & Commodities.......................      6,350,128    1.2
Multi-Industry..............................................     12,128,192    2.3
Natural Gas.................................................      6,573,141    1.3
Oil & Gas Products..........................................      3,991,071    0.8

                                                                             PERCENT
                                                                                OF
                                                                               NET
                          INDUSTRY                                VALUE       ASSETS
-------------------------------------------------------------------------------------
Oil - Domestic..............................................  $   7,201,688    1.4%
Oil Integrated - International..............................     13,404,348    2.6
Oil Related.................................................      7,704,962    1.5
Paper & Forest Products.....................................      8,742,336    1.7
Paper Products..............................................      3,200,849    0.6
Pharmaceuticals.............................................     21,855,797    4.2
Postal Delivery.............................................      6,683,105    1.3
Real Estate.................................................      9,325,702    1.8
Retail......................................................      6,984,000    1.3
Retail - Department Stores..................................      2,426,312    0.5
Steel & Iron................................................      8,233,039    1.6
Supermarkets................................................      6,735,625    1.3
Telecommunications..........................................     19,847,264    3.8
Television..................................................      3,123,591    0.6
Textiles & Apparel..........................................      2,531,107    0.5
Tire & Rubber Goods.........................................      6,927,031    1.3
Tobacco.....................................................     16,057,359    3.1
Transportation..............................................      2,350,044    0.4
U.S. Government Agency......................................     19,500,000    3.7
Utilities - Electric........................................     24,414,722    4.7
Utilities - Gas.............................................      7,065,000    1.3
Utilities - Water...........................................      7,049,354    1.3
                                                              -------------    ---
                                                              $ 521,802,619   99.8%
                                                              -------------    ---
                                                              -------------    ---

                                                                             PERCENT
                                                                                OF
                                                                               NET
                     TYPE OF INVESTMENT                           VALUE       ASSETS
-------------------------------------------------------------------------------------
Common Stocks...............................................  $ 499,527,884   95.5%
Preferred Stocks............................................      2,774,735    0.6
Short-Term Investment.......................................     19,500,000    3.7
                                                              -------------    ---
                                                              $ 521,802,619   99.8%
                                                              -------------    ---
                                                              -------------    ---

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES - EUROPEAN GROWTH PORTFOLIO OF INVESTMENTS JUNE 30, 1998 (UNAUDITED)

 NUMBER OF
  SHARES                                                         VALUE
--------------------------------------------------------------------------
              COMMON AND PREFERRED STOCKS AND RIGHTS (97.9%)
              DENMARK (0.9%)
              PHARMACEUTICALS
     33,950   Novo-Nordisk AS (Series B)...................  $   4,675,616
                                                             -------------

              FINLAND (1.8%)
              INSURANCE
        887   Pohjola Insurance Co. "B"....................         44,085
                                                             -------------
              TELECOMMUNICATION EQUIPMENT
    124,400   Nokia Oyj (A Shares).........................      9,138,400
                                                             -------------

              TOTAL FINLAND................................      9,182,485
                                                             -------------

              FRANCE (16.4%)
              BANKING
     87,467   Banque Nationale de Paris....................      7,130,737
      1,138   Banque Nationale de Paris (New)*.............         92,775
     59,560   Credit Commercial de France..................      5,003,060
                                                             -------------
                                                                12,226,572
                                                             -------------
              CONGLOMERATES
     63,790   Lagardere S.C.A..............................      2,649,714
                                                             -------------
              ELECTRICAL EQUIPMENT
     55,480   Alcatel Alsthom..............................     11,270,877
                                                             -------------
              ELECTRONICS - SEMICONDUCTORS
     83,900   SGS-Thomson Microelectronics N.V.*...........      5,933,022
                                                             -------------
              HOTELS/MOTELS
     41,330   Accor S.A....................................     11,540,616
                                                             -------------
              HOUSEHOLD PRODUCTS
     50,940   Societe BIC S.A..............................      3,614,853
                                                             -------------
              INSURANCE
     99,400   AXA-UAP......................................     11,154,716
                                                             -------------
              MERCHANDISING
      7,800   Carrefour S.A................................      4,923,674
                                                             -------------
              MISCELLANEOUS MATERIALS & COMMODITIES
     28,800   Compagnie de Saint-Gobain....................      5,327,964
                                                             -------------
              OIL RELATED
     24,040   Elf Aquitaine S.A............................      3,372,225
     42,000   Total S.A. (B Shares)........................      5,447,974
                                                             -------------
                                                                 8,820,199
                                                             -------------

 NUMBER OF
  SHARES                                                         VALUE
--------------------------------------------------------------------------
              PHARMACEUTICALS
     50,150   Sanofi S.A...................................  $   5,884,421
                                                             -------------
              RETAIL
     23,250   Etablissements Economiques du Casino
                Guichard-Perrachon ET CIE*.................      1,852,480
                                                             -------------

              TOTAL FRANCE.................................     85,199,108
                                                             -------------

              GERMANY (11.8%)
              AIRLINES
    240,000   Deutsche Lufthansa AG........................      6,032,185
                                                             -------------
              APPAREL MANUFACTURER
      1,490   Hugo Boss AG (Pref.).........................      3,279,434
                                                             -------------
              AUTOMOTIVE
      6,744   Bayerische Motoren Werke (BMW) AG............      6,806,282
      1,348   Bayerische Motoren Werke (BMW) AG (New)*.....      1,341,813
        674   Bayerische Motoren Werke (BMW) AG
                (Rights)*..................................        680,224
      6,430   Volkswagen AG................................      6,197,805
                                                             -------------
                                                                15,026,124
                                                             -------------
              BANKING
     95,200   Bayerische Vereinsbank AG....................      8,054,858
     47,500   Dresdner Bank AG.............................      2,561,107
                                                             -------------
                                                                10,615,965
                                                             -------------
              CHEMICALS
    108,400   BASF AG......................................      5,140,353
                                                             -------------
              HEALTH & PERSONAL CARE
         81   Rhoen-Klinikum AG............................          7,996
        103   Rhoen-Klinikum AG (Pref.)....................          9,911
                                                             -------------
                                                                    17,907
                                                             -------------
              MACHINERY - DIVERSIFIED
     95,000   Mannesmann AG................................      9,745,341
                                                             -------------
              MULTI-LINE INSURANCE
     23,450   Allianz AG...................................      7,800,240
                                                             -------------
              UTILITIES
     59,000   VEBA AG......................................      3,959,326
                                                             -------------

              TOTAL GERMANY................................     61,616,875
                                                             -------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES - EUROPEAN GROWTH PORTFOLIO OF INVESTMENTS JUNE 30, 1998 (UNAUDITED) CONTINUED

 NUMBER OF
  SHARES                                                         VALUE
--------------------------------------------------------------------------
              ITALY (4.1%)
              BANKING
  2,100,000   Banca di Roma*...............................  $   4,363,697
                                                             -------------
              HOUSEHOLD FURNISHINGS & APPLIANCES
    112,650   Industrie Natuzzi SpA (ADR)..................      2,928,900
                                                             -------------
              TELECOMMUNICATIONS
  1,203,500   Telecom Italia SpA...........................      8,844,096
                                                             -------------
              TELEVISION
    830,000   Mediaset SpA.................................      5,288,302
                                                             -------------

              TOTAL ITALY..................................     21,424,995
                                                             -------------
              NETHERLANDS (11.1%)
              ELECTRICAL EQUIPMENT
    149,235   Philips Electronics NV.......................     12,517,995
                                                             -------------
              ELECTRONICS - SEMICONDUCTORS
     81,000   ASM Lithography Holding NV*..................      2,391,936
                                                             -------------
              INSURANCE
    109,444   Aegon NV.....................................      9,502,398
        604   Aegon NV (Stock Dividend)*...................         52,442
    153,584   ING Groep NV.................................     10,035,018
                                                             -------------
                                                                19,589,858
                                                             -------------
              OIL INTEGRATED - INTERNATIONAL
    105,440   Royal Dutch Petroleum Co.....................      5,834,216
                                                             -------------
              PUBLISHING
    272,000   Ver Ned Uitgev Ver Bezit NV..................      9,860,100
                                                             -------------
              RETAIL
    233,137   Koninklijke Ahold NV.........................      7,467,794
      4,662   Koninklijke Ahold NV (Stock Dividend)*.......        149,332
                                                             -------------
                                                                 7,617,126
                                                             -------------

              TOTAL NETHERLANDS............................     57,811,231
                                                             -------------
              SPAIN (4.5%)
              BANKING
    166,283   Banco Bilbao Vizcaya S.A.....................      8,528,723
     81,842   Banco Popular Espanol S.A....................      6,976,625
                                                             -------------
                                                                15,505,348
                                                             -------------
              TELECOMMUNICATIONS
    165,494   Telefonica S.A...............................      7,646,979
                                                             -------------

              TOTAL SPAIN..................................     23,152,327
                                                             -------------
              SWEDEN (9.8%)
              AUTOMOBILES
    208,750   Volvo AB (B Shares)..........................      6,201,917
                                                             -------------

 NUMBER OF
  SHARES                                                         VALUE
--------------------------------------------------------------------------
              BANKING
    367,000   Nordbanken Holding AB*.......................  $   2,685,702
                                                             -------------
              BUSINESS SERVICES
    110,000   Assa Abloy AB (Series B).....................      4,313,860
    169,000   Securitas AB (Series "B" Free)...............      8,255,504
                                                             -------------
                                                                12,569,364
                                                             -------------
              INSURANCE
    548,405   Skandia Forsakrings AB.......................      7,820,637
                                                             -------------
              PHARMACEUTICALS
    260,167   Astra AB (B Shares)..........................      5,174,700
    105,600   Astra AB (Series "A" Free)...................      2,153,215
                                                             -------------
                                                                 7,327,915
                                                             -------------
              RETAIL
     62,080   Hennes & Mauritz AB (B Shares)...............      3,952,805
                                                             -------------
              TELECOMMUNICATION EQUIPMENT
    364,540   Ericsson (L.M.) Telephone Co. AB (Series "B"
                Free)......................................     10,625,196
                                                             -------------

              TOTAL SWEDEN.................................     51,183,536
                                                             -------------

              SWITZERLAND (8.6%)
              BANKING
     43,565   Credit Suisse Group..........................      9,679,518
     24,175   UBS AG.......................................      8,976,103
                                                             -------------
                                                                18,655,621
                                                             -------------
              FINANCIAL SERVICES
      2,470   Compagnie Financiere Richemont AG (Series
                "A").......................................      3,227,748
                                                             -------------
              FOOD, BEVERAGE, TOBACCO, & HOUSEHOLD PRODUCTS
      5,082   Nestle S.A...................................     10,859,889
                                                             -------------
              PHARMACEUTICALS
      4,720   Novartis AG..................................      7,842,844
      1,000   Novartis AG - Bearer.........................      1,662,936
        281   Roche Holdings AG............................      2,755,428
                                                             -------------
                                                                12,261,208
                                                             -------------

              TOTAL SWITZERLAND............................     45,004,466
                                                             -------------

              UNITED KINGDOM (28.9%)
              AEROSPACE & DEFENSE
    405,492   British Aerospace PLC........................      3,103,565
    810,000   Rolls-Royce PLC*.............................      3,342,921
    114,707   Smiths Industries PLC........................      1,587,573
                                                             -------------
                                                                 8,034,059
                                                             -------------
              AIR TRANSPORT
    154,350   British Airways PLC..........................      1,669,100
                                                             -------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES - EUROPEAN GROWTH PORTFOLIO OF INVESTMENTS JUNE 30, 1998 (UNAUDITED) CONTINUED

 NUMBER OF
  SHARES                                                         VALUE
--------------------------------------------------------------------------
              AUTOMOTIVE
    414,838   BBA Group PLC................................  $   3,119,758
                                                             -------------
              BANKING
    339,000   Abbey National PLC...........................      6,020,259
    159,000   Barclays Bank PLC............................      4,581,490
    158,394   HSBC Holdings PLC............................      4,017,295
    290,000   Lloyds TSB Group PLC.........................      4,054,776
    154,000   Standard Chartered PLC.......................      1,748,774
                                                             -------------
                                                                20,422,594
                                                             -------------
              BEVERAGES - ALCOHOLIC
    311,297   Diageo PLC...................................      3,685,523
                                                             -------------
              BROADCAST MEDIA
    160,000   Flextech PLC*................................      1,478,072
                                                             -------------
              BUILDING & CONSTRUCTION
    313,000   Blue Circle Industries PLC...................      1,766,724
                                                             -------------
              BUSINESS SERVICES
    169,866   Reuters Holdings PLC.........................      1,940,273
                                                             -------------
              COMPUTER SOFTWARE & SERVICES
    150,000   Sage Group (The) PLC.........................      4,235,567
    385,816   SEMA Group PLC...............................      4,535,605
                                                             -------------
                                                                 8,771,172
                                                             -------------
              CONGLOMERATES
    608,562   BTR PLC......................................      1,725,121
    415,000   Tomkins PLC..................................      2,250,771
                                                             -------------
                                                                 3,975,892
                                                             -------------
              ELECTRICAL EQUIPMENT
    306,363   BICC Group (The) PLC.........................        653,901
    210,000   General Electric Co. PLC.....................      1,808,654
                                                             -------------
                                                                 2,462,555
                                                             -------------
              FOOD PROCESSING
    262,000   Associated British Foods PLC.................      2,470,585
    312,000   Unilever PLC.................................      3,319,259
                                                             -------------
                                                                 5,789,844
                                                             -------------
              FOOD, BEVERAGE, TOBACCO, & HOUSEHOLD PRODUCTS
    266,420   B.A.T. Industries PLC........................      2,665,532
    177,500   Tate & Lyle PLC..............................      1,406,651
                                                             -------------
                                                                 4,072,183
                                                             -------------
              HEALTH & PERSONAL CARE
    880,000   London International Group PLC...............      3,088,877
                                                             -------------
              INSURANCE
     40,000   Britannic Assurance PLC......................        757,045
    289,200   Prudential Corp. PLC.........................      3,807,293
    327,271   Royal & Sun Alliance Insurance Group PLC.....      3,380,763
                                                             -------------
                                                                 7,945,101
                                                             -------------

 NUMBER OF
  SHARES                                                         VALUE
--------------------------------------------------------------------------
              LEISURE
    216,000   Granada Group PLC............................  $   3,969,184
    314,000   Rank Group PLC...............................      1,722,627
                                                             -------------
                                                                 5,691,811
                                                             -------------
              NATURAL GAS
    601,541   BG PLC*......................................      3,475,636
                                                             -------------
              OIL RELATED
    440,000   British Petroleum Co. PLC....................      6,412,538
    794,000   Lasmo PLC....................................      3,177,588
    329,000   Shell Transport & Trading Co. PLC............      2,315,124
                                                             -------------
                                                                11,905,250
                                                             -------------
              PHARMACEUTICALS
    319,100   Glaxo Wellcome PLC...........................      9,572,465
    473,344   SmithKline Beecham PLC.......................      5,773,738
                                                             -------------
                                                                15,346,203
                                                             -------------
              PUBLISHING - NEWSPAPER
    198,000   United News & Media PLC......................      2,766,783
                                                             -------------
              RAILROAD EQUIPMENT
     90,000   Railtrack Group PLC..........................      2,204,602
                                                             -------------
              REAL ESTATE
    203,200   Hammerson PLC................................      1,650,131
                                                             -------------
              RETAIL
    209,200   Great Universal Stores PLC...................      2,755,844
    247,000   Morrison (W.M.) Supermarkets PLC.............      1,243,855
    164,000   Next PLC.....................................      1,408,370
                                                             -------------
                                                                 5,408,069
                                                             -------------
              RETAIL - DEPARTMENT STORES
    162,000   Kingfisher PLC...............................      2,606,803
                                                             -------------
              RETAIL - MERCHANDISING
    177,820   Tesco PLC....................................      1,734,612
                                                             -------------
              TELECOMMUNICATIONS
    829,000   British Telecommunications PLC...............     10,229,445
    474,000   General Cable PLC*...........................      1,881,140
    425,635   Securicor PLC................................      3,463,562
    180,000   Vodafone Group PLC...........................      2,282,641
                                                             -------------
                                                                17,856,788
                                                             -------------
              UTILITIES - ELECTRIC
    168,524   National Power PLC...........................      1,584,918
                                                             -------------

              TOTAL UNITED KINGDOM.........................    150,453,333
                                                             -------------

              TOTAL COMMON AND PREFERRED STOCKS AND RIGHTS
              (IDENTIFIED COST $349,451,800)...............    509,703,972
                                                             -------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES - EUROPEAN GROWTH PORTFOLIO OF INVESTMENTS JUNE 30, 1998 (UNAUDITED) CONTINUED

 PRINCIPAL
 AMOUNT IN
 THOUSANDS                                                       VALUE
--------------------------------------------------------------------------
              SHORT-TERM INVESTMENT (a) (1.5%)
              U.S. GOVERNMENT AGENCY
$     8,000   Federal Home Loan Mortgage Corp. 5.85% due
                07/01/98
                (AMORTIZED COST $8,000,000)................  $   8,000,000
                                                             -------------

TOTAL INVESTMENTS
(IDENTIFIED COST $357,451,800) (b)........................................................   99.4 %   517,703,972

CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES............................................    0.6       3,227,573
                                                                                            ------  -------------

NET ASSETS................................................................................  100.0 % $ 520,931,545
                                                                                            ------  -------------
                                                                                            ------  -------------

---------------------

ADR  American Depository Receipt.
 *   Non-income producing security.
(a) Security was purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(b) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $165,154,546 and the aggregate gross unrealized depreciation is $4,902,374, resulting in net unrealized appreciation of $160,252,172.

FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT JUNE 30, 1998:

                                       UNREALIZED
CONTRACTS TO       IN       DELIVERY  APPRECIATION/
  RECEIVE     EXCHANGE FOR    DATE    DEPRECIATION
--------------------------------------------------
$    95,931    FIM 526,423  07/01/98  $      92
$   806,477    GBP 483,500  07/01/98        242
$   208,685    GBP 125,374  07/02/98       (376)
                                          -----
Net unrealized depreciation.........  $     (42)
                                          -----
                                          -----

CURRENCY ABBREVIATIONS:
-------------------------------------------------------
GBP        British Pound.
FIM        Finnish Markka.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES - EUROPEAN GROWTH SUMMARY OF INVESTMENTS JUNE 30, 1998 (UNAUDITED)

                                                                            PERCENT
                                                                              OF
                                                                              NET
INDUSTRY                                                         VALUE      ASSETS
-----------------------------------------------------------------------------------
Aerospace & Defense.........................................  $  8,034,059    1.5  %
Air Transport...............................................     1,669,100    0.3
Airlines....................................................     6,032,185    1.2
Apparel Manufacturer........................................     3,279,434    0.6
Automobiles.................................................     6,201,917    1.2
Automotive..................................................    18,145,882    3.5
Banking.....................................................    84,475,499   16.2
Beverages - Alcoholic.......................................     3,685,523    0.7
Broadcast Media.............................................     1,478,072    0.3
Building & Construction.....................................     1,766,724    0.3
Business Services...........................................    14,509,637    2.8
Chemicals...................................................     5,140,353    1.0
Computer Software & Services................................     8,771,172    1.7
Conglomerates...............................................     6,625,606    1.3
Electrical Equipment........................................    26,251,427    5.1
Electronics - Semiconductors................................     8,324,958    1.6
Financial Services..........................................     3,227,748    0.6
Food Processing.............................................     5,789,844    1.1
Food, Beverage, Tobacco, & Household Products...............    14,932,072    2.9
Health & Personal Care......................................     3,106,784    0.6
Hotels/Motels...............................................    11,540,616    2.2
Household Furnishings & Appliances..........................     2,928,900    0.6
Household Products..........................................     3,614,853    0.7
Insurance...................................................    46,554,397    8.9
Leisure.....................................................     5,691,811    1.1
Machinery - Diversified.....................................     9,745,341    1.9
Merchandising...............................................     4,923,674    0.9
Miscellaneous Materials & Commodities.......................     5,327,964    1.0

                                                                            PERCENT
                                                                              OF
                                                                              NET
INDUSTRY                                                         VALUE      ASSETS
-----------------------------------------------------------------------------------
Multi-Line Insurance........................................  $  7,800,240    1.5  %
Natural Gas.................................................     3,475,636    0.7
Oil Integrated - International..............................     5,834,216    1.1
Oil Related.................................................    20,725,449    4.0
Pharmaceuticals.............................................    45,495,363    8.7
Publishing..................................................     9,860,100    1.9
Publishing - Newspaper......................................     2,766,783    0.5
Railroad Equipment..........................................     2,204,602    0.4
Real Estate.................................................     1,650,131    0.3
Retail......................................................    18,830,480    3.6
Retail - Department Stores..................................     2,606,803    0.5
Retail - Merchandising......................................     1,734,612    0.3
Telecommunication Equipment.................................    19,763,596    3.8
Telecommunications..........................................    34,347,863    6.6
Television..................................................     5,288,302    1.0
U.S. Government Agency......................................     8,000,000    1.6
Utilities...................................................     3,959,326    0.8
Utilities - Electric........................................     1,584,918    0.3
                                                              ------------  -------
                                                              $517,703,972   99.4  %
                                                              ------------  -------
                                                              ------------  -------

                                                                            PERCENT
                                                                              OF
                                                                              NET
TYPE OF INVESTMENT                                               VALUE      ASSETS
-----------------------------------------------------------------------------------
Common Stocks...............................................  $505,734,403   97.2  %
Preferred Stocks............................................     3,289,345    0.6
Rights......................................................       680,224    0.1
Short-Term Investment.......................................     8,000,000    1.5
                                                              ------------  -------
                                                              $517,703,972   99.4  %
                                                              ------------  -------
                                                              ------------  -------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES - PACIFIC GROWTH PORTFOLIO OF INVESTMENTS JUNE 30, 1998 (UNAUDITED)

SHARES/PRINCIPAL
     AMOUNT                                                                                             VALUE
----------------------------------------------------------------------------------------------------------------
                  COMMON STOCKS, WARRANTS AND BONDS (86.2%)
                  AUSTRALIA (5.3%)
                  BANKING
        125,000   Westpac Banking Corp., Ltd.......................................................  $   761,898
                                                                                                     -----------
                  COMMERCIAL SERVICES
         60,500   Mayne Nickless Ltd...............................................................      320,090
                                                                                                     -----------
                  FOOD WHOLESALERS
        295,000   Goodman Fielder Ltd..............................................................      428,983
                                                                                                     -----------
                  FOOD, BEVERAGE, TOBACCO, & HOUSEHOLD PRODUCTS
        257,000   Fosters Brewing Group Ltd........................................................      604,320
                                                                                                     -----------
                  MANUFACTURING - DIVERSIFIED
        230,000   Pacific Dunlop Ltd...............................................................      371,466
                                                                                                     -----------
                  OIL - EXPLORATION & PRODUCTION
         90,000   Oil Search Ltd...................................................................      135,888
                                                                                                     -----------
                  RETAIL STORES
         38,400   Coles Myer Ltd...................................................................      149,700
                                                                                                     -----------

                  TOTAL AUSTRALIA..................................................................    2,772,345
                                                                                                     -----------
                  CHINA (1.0%)
                  METALS & MINING
        795,000   Yanzhou Coal Mining Co., Ltd.....................................................      151,888
                                                                                                     -----------
                  REAL ESTATE
        382,000   China Resources Beijing Land.....................................................      123,281
                                                                                                     -----------
                  UTILITIES - ELECTRIC
        331,000   Huaneng Power International, Inc. (Class H)......................................      110,027
        476,000   Zhejiang Southeast Electric Power Co., Ltd. (B Shares)...........................      133,280
                                                                                                     -----------
                                                                                                         243,307
                                                                                                     -----------

                  TOTAL CHINA......................................................................      518,476
                                                                                                     -----------

SHARES/PRINCIPAL
     AMOUNT                                                                                             VALUE
----------------------------------------------------------------------------------------------------------------

                  HONG KONG (27.4%)
                  BANKING
        219,000   Dao Heng Bank Group Ltd..........................................................  $   310,979
        131,500   Hang Seng Bank Ltd...............................................................      743,523
         27,000   HSBC Holdings PLC................................................................      660,492
                                                                                                     -----------
                                                                                                       1,714,994
                                                                                                     -----------
                  BANKS
         28,600   Dah Sing Financial Group.........................................................       33,228
                                                                                                     -----------
                  BUILDING & CONSTRUCTION
         74,000   New World Infrastructure Ltd.*...................................................       85,019
                                                                                                     -----------
                  CONGLOMERATES
        118,000   Citic Pacific Ltd................................................................      208,688
        496,000   Hutchison Whampoa Ltd............................................................    2,618,783
         92,000   Swire Pacific Ltd. (Class A).....................................................      347,383
                                                                                                     -----------
                                                                                                       3,174,854
                                                                                                     -----------
                  ELECTRONIC & ELECTRICAL EQUIPMENT
        191,000   ASM Pacific Technology Ltd.......................................................       81,366
        125,000   Johnson Electric Holdings, Ltd...................................................      463,112
                                                                                                     -----------
                                                                                                         544,478
                                                                                                     -----------
                  ENGINEERING & CONSTRUCTION
        150,000   Road King Infrastructure Ltd.*...................................................      118,118
                                                                                                     -----------
                  REAL ESTATE
        358,000   Cheung Kong (Holdings) Ltd.......................................................    1,760,769
        398,000   New World Development Co., Ltd...................................................      770,671
        283,000   Sun Hung Kai Properties Ltd......................................................    1,201,923
                                                                                                     -----------
                                                                                                       3,733,363
                                                                                                     -----------
                  RETAIL - FOOD CHAINS
        258,000   Dairy Farm International Holdings Ltd............................................      276,060
                                                                                                     -----------
                  RETAIL - SPECIALTY APPAREL
             60   Dickson Concepts International Ltd. (New)........................................           84
                                                                                                     -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES - PACIFIC GROWTH PORTFOLIO OF INVESTMENTS JUNE 30, 1998 (UNAUDITED) CONTINUED

SHARES/PRINCIPAL
     AMOUNT                                                                                             VALUE
----------------------------------------------------------------------------------------------------------------
                  TELECOMMUNICATIONS
        299,000   China Telecom Ltd................................................................  $   519,144
      1,000,000   Hong Kong Telecommunications Ltd.................................................    1,878,267
                                                                                                     -----------
                                                                                                       2,397,411
                                                                                                     -----------
                  UTILITIES
        276,500   CLP Holdings Ltd.................................................................    1,259,982
        431,892   Hong Kong & China Gas Co., Ltd...................................................      490,628
         19,676   Hong Kong & China Gas Co., Ltd. (Warrants due 09/30/99)..........................        1,346
        195,000   Hong Kong Electric Holdings Ltd..................................................      604,144
                                                                                                     -----------
                                                                                                       2,356,100
                                                                                                     -----------
                  TOTAL HONG KONG..................................................................   14,433,709
                                                                                                     -----------
                  INDIA (1.1%)
                  ALUMINUM
          9,000   Hindalco Industries Ltd. (GDR)*..................................................      126,000
                                                                                                     -----------
                  BANKING
         16,000   State Bank of India (GDR)........................................................      189,600
                                                                                                     -----------
                  TELEPHONES
         13,500   Mahanagar Telephone Nigam Ltd. (GDR)*............................................      141,412
                                                                                                     -----------
                  TEXTILES
         18,000   Reliance Industries Ltd. (GDR)...................................................      117,450
                                                                                                     -----------
                  TOTAL INDIA......................................................................      574,462
                                                                                                     -----------

                  INDONESIA (0.4%)
                  INVESTMENT COMPANIES
        500,000   Peregrine Indonesia Fund Ltd.**..................................................      --
                                                                                                     -----------
                  OIL & GAS EXPLORATION
         16,500   Gulf Indonesia Resources Ltd.*...................................................      189,750
                                                                                                     -----------
                  TOTAL INDONESIA..................................................................      189,750
                                                                                                     -----------

SHARES/PRINCIPAL
     AMOUNT                                                                                             VALUE
----------------------------------------------------------------------------------------------------------------

                  JAPAN (19.3%)
                  AUTO TRUCKS & PARTS
          1,000   Yasunaga Corp....................................................................  $     6,043
                                                                                                     -----------
                  AUTOMOTIVE
          7,000   Honda Motor Co...................................................................      248,777
          8,000   Toyota Motor Corp................................................................      206,619
                                                                                                     -----------
                                                                                                         455,396
                                                                                                     -----------
                  BANKING
         26,000   Asahi Bank Ltd...................................................................      114,101
         18,000   Bank of Tokyo-Mitsubishi Ltd.....................................................      190,230
         30,000   Mitsui Trust & Banking Co., Ltd..................................................       70,576
         15,000   Sanwa Bank Ltd...................................................................      133,921
         15,000   Sumitomo Bank Ltd................................................................      145,683
         12,000   Sumitomo Trust & Banking Co......................................................       53,525
                                                                                                     -----------
                                                                                                         708,036
                                                                                                     -----------
                  BEVERAGES
          3,000   Itoen Ltd........................................................................       92,806
         24,000   Kajima Corp......................................................................       65,612
          4,000   Mikuni Coca-Cola Bottling Co.....................................................       68,489
                                                                                                     -----------
                                                                                                         226,907
                                                                                                     -----------
                  BREWERY
         17,000   Kirin Brewery Co., Ltd...........................................................      160,216
                                                                                                     -----------
                  BUILDING & CONSTRUCTION
          7,000   Kaneshita Construction...........................................................       36,360
     JPY 12,000 K Sanwa Shutter Corp. 0.90% due 03/31/06 (Conv.)...................................       79,338
                                                                                                     -----------
                                                                                                         115,698
                                                                                                     -----------
                  BUILDING MATERIALS
          3,700   Nichiha Corp.....................................................................       21,801
         14,000   Sanwa Shutter Corp...............................................................       61,439
                                                                                                     -----------
                                                                                                          83,240
                                                                                                     -----------
                  BUSINESS SERVICES
          2,000   Nichii Gakkan Co.................................................................       66,331
          3,000   Secom Co.........................................................................      172,878
                                                                                                     -----------
                                                                                                         239,209
                                                                                                     -----------
                  CHEMICALS
          6,000   Ibiden Co., Ltd..................................................................       82,662
         33,000   Mitsubishi Chemical Corp.........................................................       59,590

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES - PACIFIC GROWTH PORTFOLIO OF INVESTMENTS JUNE 30, 1998 (UNAUDITED) CONTINUED

SHARES/PRINCIPAL
     AMOUNT                                                                                             VALUE
----------------------------------------------------------------------------------------------------------------
         10,000   Sanyo Chemical Industries Ltd....................................................  $    84,892
          7,000   Shin-Etsu Chemical Co............................................................      120,863
         14,000   Sumitomo Bakelite Co., Ltd.......................................................       93,065
          3,000   Tokyo Ohka Kogyo Co., Ltd........................................................       85,036
                                                                                                     -----------
                                                                                                         526,108
                                                                                                     -----------
                  COMPUTER SOFTWARE & SERVICES
          6,000   Hitachi Software Engineering Co., Ltd............................................      158,849
          3,000   Meitec Corp......................................................................      103,597
              5   NTT Data Communications Systems Corp.............................................      180,216
                                                                                                     -----------
                                                                                                         442,662
                                                                                                     -----------
                  COSMETICS
          9,000   Kao Corp.........................................................................      138,561
                                                                                                     -----------
                  ELECTRIC
          6,500   Tokyo Electric Power Co..........................................................      127,194
                                                                                                     -----------
                  ELECTRONIC & ELECTRICAL EQUIPMENT
          2,000   Aiwa Co., Ltd....................................................................       62,590
          5,000   Canon, Inc.......................................................................      113,309
     JPY  9,000 K Canon, Inc. 1.00% due 12/20/02 (Conv.)...........................................      137,590
          3,000   Mitsui High-Tec, Inc.............................................................       70,791
         14,000   NGK Insulators, Ltd..............................................................      121,367
          2,000   Shinko Electric Industries Co., Ltd..............................................       72,662
          3,400   Sony Corp........................................................................      292,302
         10,000   Sumitomo Electric Industries.....................................................      100,935
          3,000   TDK Corp.........................................................................      221,223
                                                                                                     -----------
                                                                                                       1,192,769
                                                                                                     -----------
                  ELECTRONICS
            500   Nidec Corp.......................................................................       34,101
          2,000   Rohm Co., Ltd....................................................................      205,036
                                                                                                     -----------
                                                                                                         239,137
                                                                                                     -----------
                  ELECTRONICS - SEMICONDUCTORS/COMPONENTS
          4,000   Tokyo Seimitsu Co., Ltd..........................................................      100,719
                                                                                                     -----------
                  ENGINEERING & CONSTRUCTION
          8,000   Kurita Water Industries Ltd......................................................       94,389
                                                                                                     -----------

SHARES/PRINCIPAL
     AMOUNT                                                                                             VALUE
----------------------------------------------------------------------------------------------------------------
                  ENTERTAINMENT
          2,000   Nintendo Co., Ltd................................................................  $   184,892
          3,600   Sony Music Entertainment Inc.....................................................      152,547
                                                                                                     -----------
                                                                                                         337,439
                                                                                                     -----------
                  FINANCIAL SERVICES
          2,000   Nichiei Co., Ltd. (Kyoto)........................................................      135,827
         10,000   Nomura Securities Co., Ltd.......................................................      116,187
          2,700   Orix Corp........................................................................      182,007
                                                                                                     -----------
                                                                                                         434,021
                                                                                                     -----------
                  FOOD, BEVERAGE, TOBACCO, & HOUSEHOLD PRODUCTS
         10,000   Nippon Meat Packers, Inc.........................................................      122,230
                                                                                                     -----------
                  HAND TOOLS
          1,000   Disco Corp.......................................................................       27,698
                                                                                                     -----------
                  INSURANCE
         15,000   Tokio Marine & Fire Insurance Co.................................................      153,885
                                                                                                     -----------
                  MACHINERY
         14,000   Daifuku Co., Ltd.................................................................       52,072
          3,000   Fuji Machine Manufacturing Co., Ltd..............................................       79,425
          1,300   Keyence Corp.....................................................................      141,223
          7,000   Minebea Co., Ltd.................................................................       69,547
     JPY 19,000 K Minebea Co., Ltd. 0.80% due 03/31/03 (Conv.).....................................      220,482
         16,000   OSG Corp.........................................................................       95,540
          2,700   Shima Seiki Manufacturing Ltd....................................................       91,101
                                                                                                     -----------
                                                                                                         749,390
                                                                                                     -----------
                  MERCHANDISING
          4,000   Misumi Corp......................................................................       67,338
                                                                                                     -----------
                  METALS
            100   Fujimi Inc.......................................................................        3,655
                                                                                                     -----------
                  METALS & MINING
          4,000   Sumitomo Special Metals Co., Ltd.................................................       84,892
                                                                                                     -----------
                  METALS NON-FERROUS
         29,000   Mitsui Mining & Smelting Co., Ltd................................................      120,173
                                                                                                     -----------
                  MULTI-INDUSTRY
         10,000   Mitsui & Co......................................................................       53,957
                                                                                                     -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES - PACIFIC GROWTH PORTFOLIO OF INVESTMENTS JUNE 30, 1998 (UNAUDITED) CONTINUED

SHARES/PRINCIPAL
     AMOUNT                                                                                             VALUE
----------------------------------------------------------------------------------------------------------------
                  NATURAL GAS
         48,000   Tokyo Gas Co., Ltd...............................................................  $   106,705
                                                                                                     -----------
                  OFFICE EQUIPMENT
         14,000   Ricoh Co., Ltd...................................................................      147,151
                                                                                                     -----------
                  PAPER PRODUCTS
         23,000   Tomoegawa Paper Co., Ltd.........................................................       56,424
                                                                                                     -----------
                  PHARMACEUTICALS
         12,000   Sankyo Co., Ltd..................................................................      272,806
          7,000   Takeda Chemical Industries.......................................................      185,827
                                                                                                     -----------
                                                                                                         458,633
                                                                                                     -----------
                  PHOTOGRAPHY/IMAGING
          7,000   Fuji Photo Film Co...............................................................      243,237
                                                                                                     -----------
                  REAL ESTATE
         24,000   Heiwa Real Estate Co., Ltd.......................................................       69,065
     JPY  4,000 K Heiwa Real Estate Co., Ltd. 2.50% due 03/29/02 (Conv.)...........................       29,151
         10,000   Mitsubishi Estate Co., Ltd.......................................................       87,770
         11,000   Mitsui Fudosan Co................................................................       86,734
                                                                                                     -----------
                                                                                                         272,720
                                                                                                     -----------
                  RETAIL
          4,000   Ito-Yokado Co., Ltd..............................................................      187,914
            700   Otsuka Kagu Ltd..................................................................       32,230
                                                                                                     -----------
                                                                                                         220,144
                                                                                                     -----------
                  RETAIL - DEPARTMENT STORES
         12,000   Hankyu Department Stores, Inc....................................................       62,331
                                                                                                     -----------
                  RETAIL - GENERAL MERCHANDISE
          2,200   Circle K Japan Co., Ltd..........................................................       76,446
          3,000   Seven - Eleven Japan Co., Ltd....................................................      178,273
          3,500   Shimamura Co., Ltd...............................................................       94,424
                                                                                                     -----------
                                                                                                         349,143
                                                                                                     -----------
                  STEEL
         76,000   Nippon Steel Co..................................................................      133,410
         52,000   Sumitomo Metal Industries........................................................       83,424
         10,000   Yamato Kogyo Co., Ltd............................................................       73,381
                                                                                                     -----------
                                                                                                         290,215
                                                                                                     -----------
                  TELECOMMUNICATIONS
             21   DDI Corp.........................................................................       72,971
         11,000   Nippon Comsys Corp...............................................................      126,144

SHARES/PRINCIPAL
     AMOUNT                                                                                             VALUE
----------------------------------------------------------------------------------------------------------------
             27   Nippon Telegraph & Telephone Corp................................................  $   223,381
                                                                                                     -----------
                                                                                                         422,496
                                                                                                     -----------
                  TEXTILES
         32,000   Mitsubishi Rayon Co., Ltd........................................................       89,324
         40,000   Nitto Boseki Co., Ltd............................................................       89,784
                                                                                                     -----------
                                                                                                         179,108
                                                                                                     -----------
                  TIRE & RUBBER GOODS
          6,000   Bridgestone Corp.................................................................      141,583
                                                                                                     -----------
                  TRANSPORTATION
             25   East Japan Railway Co............................................................      117,266
         25,000   Tokyu Corp.......................................................................       75,719
                                                                                                     -----------
                                                                                                         192,985
                                                                                                     -----------

                  TOTAL JAPAN......................................................................   10,153,837
                                                                                                     -----------

                  MALAYSIA (5.0%)
                  AUTOMOTIVE
        105,680   Oriental Holdings Berhad.........................................................      176,560
                                                                                                     -----------
                  BANKING
        117,600   Malayan Banking Berhad...........................................................      119,024
        283,999   Public Bank Berhad...............................................................       85,956
                                                                                                     -----------
                                                                                                         204,980
                                                                                                     -----------
                  BUILDING & CONSTRUCTION
        114,999   Gamuda Berhad....................................................................       87,433
         16,666   Gamuda Berhad (Warrants due 12/29/01)*...........................................        1,090
        135,000   Lingkaran Trans Kota Holdings Berhad*............................................       77,143
                                                                                                     -----------
                                                                                                         165,666
                                                                                                     -----------
                  ELECTRONICS
         45,000   Malaysian Pacific Industries Berhad..............................................       53,390
                                                                                                     -----------
                  INSURANCE
        140,400   Malaysian Assurance Alliance Berhad..............................................      122,383
                                                                                                     -----------
                  LEISURE
        123,000   Berjaya Sports Toto Berhad.......................................................      183,160
        371,000   Metroplex Berhad.................................................................       59,737
        175,000   Resorts World Berhad.............................................................      193,220
                                                                                                     -----------
                                                                                                         436,117
                                                                                                     -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES - PACIFIC GROWTH PORTFOLIO OF INVESTMENTS JUNE 30, 1998 (UNAUDITED) CONTINUED

SHARES/PRINCIPAL
     AMOUNT                                                                                             VALUE
----------------------------------------------------------------------------------------------------------------
                  MULTI-INDUSTRY
        110,000   Hong Leong Industries Berhad.....................................................  $    82,034
                                                                                                     -----------
                  PLANTATION
        162,000   Highlands & Lowlands Berhad......................................................      114,930
        367,000   IOI Corporated Berhad............................................................      183,944
         95,500   Kuala Lumpur Kepong Berhad.......................................................      154,927
                                                                                                     -----------
                                                                                                         453,801
                                                                                                     -----------
                  TELECOMMUNICATIONS
        184,000   Telekom Malaysia Berhad..........................................................      311,864
                                                                                                     -----------
                  TOBACCO
         60,000   R.J. Reynolds Berhad.............................................................       83,535
                                                                                                     -----------
                  UTILITIES
        248,000   Tenaga Nasional Berhad...........................................................      300,242
                                                                                                     -----------
                  UTILITIES - ELECTRIC
        105,000   Malakoff Berhad..................................................................      194,491
                                                                                                     -----------
                  WATER
        206,000   Puncak Niaga Holdings Berhad*....................................................       71,826
                                                                                                     -----------
                  TOTAL MALAYSIA...................................................................    2,656,889
                                                                                                     -----------
                  PHILIPPINES (2.0%)
                  CONGLOMERATES
        315,000   First Philippine Holdings Corp. (B Shares).......................................      212,530
                                                                                                     -----------
                  REAL ESTATE
        608,400   Ayala Land, Inc..................................................................      175,923
                                                                                                     -----------
                  TELECOMMUNICATIONS
         17,200   Philippine Long Distance Telephone Co. (ADR).....................................      389,150
                                                                                                     -----------
                  UTILITIES
        112,900   Manila Electric Co. (B Shares)...................................................      299,253
                                                                                                     -----------

                  TOTAL PHILIPPINES................................................................    1,076,856
                                                                                                     -----------

SHARES/PRINCIPAL
     AMOUNT                                                                                             VALUE
----------------------------------------------------------------------------------------------------------------
                  SINGAPORE (8.9%)
                  BANKING
         66,400   Development Bank of Singapore, Ltd...............................................  $   368,451
        162,520   Overseas Chinese Banking Corp., Ltd..............................................      554,593
        136,000   Overseas Union Bank Ltd..........................................................      298,635
        131,000   United Overseas Bank Ltd.........................................................      408,160
                                                                                                     -----------
                                                                                                       1,629,839
                                                                                                     -----------
                  CONGLOMERATES
         85,500   Keppel Corp., Ltd................................................................      128,884
        195,000   Natsteel Ltd.....................................................................      189,792
                                                                                                     -----------
                                                                                                         318,676
                                                                                                     -----------
                  ELECTRONIC & ELECTRICAL EQUIPMENT
         38,700   Elec & Eltek International Co., Ltd..............................................      130,806
        179,000   Venture Manufacturing Ltd........................................................      339,941
                                                                                                     -----------
                                                                                                         470,747
                                                                                                     -----------
                  ELECTRONICS
         30,000   GP Batteries International Ltd...................................................       54,837
                                                                                                     -----------
                  ENGINEERING
        401,471   Singapore Technologies Engineering Ltd...........................................      283,531
                                                                                                     -----------
                  PUBLISHING
         42,467   Singapore Press Holdings Ltd.....................................................      284,794
                                                                                                     -----------
                  REAL ESTATE
        121,000   City Developments Ltd............................................................      338,944
        116,000   Keppel Land Ltd..................................................................      106,706
                                                                                                     -----------
                                                                                                         445,650
                                                                                                     -----------
                  SHIPBUILDING
         48,000   Jurong Shipyard Ltd..............................................................      232,166
         78,000   Keppel Fels Ltd..................................................................      233,769
                                                                                                     -----------
                                                                                                         465,935
                                                                                                     -----------
                  TELECOMMUNICATIONS
        210,000   Singapore Telecommunications Ltd.................................................      299,110
                                                                                                     -----------
                  TRANSPORTATION
        100,000   Singapore Airlines Ltd...........................................................      468,843
                                                                                                     -----------

                  TOTAL SINGAPORE..................................................................    4,721,962
                                                                                                     -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES - PACIFIC GROWTH PORTFOLIO OF INVESTMENTS JUNE 30, 1998 (UNAUDITED) CONTINUED

SHARES/PRINCIPAL
     AMOUNT                                                                                             VALUE
----------------------------------------------------------------------------------------------------------------
                  SOUTH KOREA (3.0%)
                  COMMUNICATIONS - EQUIPMENT/MANUFACTURERS
              1   LG Information & Communication Ltd...............................................  $        15
                                                                                                     -----------
                  ELECTRONIC & ELECTRICAL EQUIPMENT
          5,799   Samsung Display Devices Co.......................................................      158,732
         15,388   Samsung Electronics Co. (GDR)....................................................      477,365
             80   Samsung Electronics Co...........................................................        1,270
                                                                                                     -----------
                                                                                                         637,367
                                                                                                     -----------
                  ENERGY
         19,200   Korea Electric Power Corp........................................................      205,314
                                                                                                     -----------
                  INVESTMENT COMPANIES
         25,000   Atlantis Korean Smaller Co's*....................................................      118,750
                                                                                                     -----------
                  MACHINERY
         49,500   Daewoo Heavy Industries..........................................................      151,029
                                                                                                     -----------
                  STEEL & IRON
         13,670   Pohang Iron & Steel Co., Ltd.....................................................      456,837
                                                                                                     -----------

                  TOTAL SOUTH KOREA................................................................    1,569,312
                                                                                                     -----------
                  TAIWAN (10.2%)
                  BUILDING MATERIALS
         41,063   Asia Cement Corp. (GDR)..........................................................      369,567
                                                                                                     -----------
                  CHEMICALS
$           205 K Nan Ya Plastics Corp. 1.75% due 07/09/01 (Conv.).................................      217,300
                                                                                                     -----------
                  COMPUTERS
         33,000   Acer, Inc. (GDR).................................................................      194,700
          9,000   Asustek Computer Inc. (GDR)......................................................       71,100
$           185 K Compal Electronics 1.00% due 11/21/03 (Conv.)....................................      397,750
                                                                                                     -----------
                                                                                                         663,550
                                                                                                     -----------
                  ELECTRONIC COMPONENTS
         26,000   Yageo Corp. (ADR)................................................................      208,000
                                                                                                     -----------
                  INVESTMENT COMPANIES
            163   Taipei Fund*.....................................................................    1,428,369
                                                                                                     -----------

SHARES/PRINCIPAL
     AMOUNT                                                                                             VALUE
----------------------------------------------------------------------------------------------------------------
                  RETAIL
$           330 K Far Eastern Department Stores - 144A** 3.00% due 07/06/01 (Conv.)................  $   280,500
                                                                                                     -----------
                  SEMICONDUCTOR EQUIPMENT
$           210 K Siliconware Precision Industries Co. 0.50% due 07/21/04 (Conv.)..................      199,500
                                                                                                     -----------
                  SEMICONDUCTORS
         50,750   Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)...............................      853,234
$           180 K United Microelectronics Corp. 0.25% due 05/16/04 (Conv.).........................      181,800
                                                                                                     -----------
                                                                                                       1,035,034
                                                                                                     -----------
                  STEEL & IRON
         23,388   China Steel Corp. (GDR)..........................................................      289,427
                                                                                                     -----------
                  TRANSPORTATION
$           412 K U-Ming Marine Transport 1.50% due 02/07/01 (Conv.)...............................      341,960
$           304 K Yang Ming Marine Transportation - 144A** 2.00% due 10/06/01 (Conv.)..............      348,080
                                                                                                     -----------
                                                                                                         690,040
                                                                                                     -----------

                  TOTAL TAIWAN.....................................................................    5,381,287
                                                                                                     -----------

                  THAILAND (2.6%)
                  BANKING
        130,800   Bangkok Bank Public Co., Ltd.....................................................      161,558
        178,500   Thai Farmers Bank Public Co., Ltd. (Alien Market)................................      157,937
                                                                                                     -----------
                                                                                                         319,495
                                                                                                     -----------
                  ENERGY
         10,100   Ban Pu Coal Co., Ltd.............................................................       16,553
                                                                                                     -----------
                  ENTERTAINMENT
         15,000   Grammy Entertainment PLC.........................................................       34,917
                                                                                                     -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES - PACIFIC GROWTH PORTFOLIO OF INVESTMENTS JUNE 30, 1998 (UNAUDITED) CONTINUED

SHARES/PRINCIPAL
     AMOUNT                                                                                             VALUE
----------------------------------------------------------------------------------------------------------------
                  OIL RELATED
         41,800   PTT Exploration & Production Public Co., Ltd.....................................  $   317,720
                                                                                                     -----------
                  TELECOMMUNICATIONS
         43,000   Advanced Info Service Public Co., Ltd............................................      171,591
                                                                                                     -----------
                  TELEVISION
         47,000   BEC World Public Co., Ltd........................................................      181,972
                                                                                                     -----------
                  TRANSPORTATION
        342,400   Bangkok Expressway Public Co., Ltd.*.............................................      138,261
                                                                                                     -----------
                  UTILITIES - ELECTRIC
        194,200   Cogeneration Public Co.*.........................................................       78,418
         63,800   Electricity Generating Public Co., Ltd...........................................       99,261
                                                                                                     -----------
                                                                                                         177,679
                                                                                                     -----------

                  TOTAL THAILAND...................................................................    1,358,188
                                                                                                     -----------

                  TOTAL COMMON STOCKS, WARRANTS AND BONDS
                  (IDENTIFIED COST $65,083,370)....................................................   45,407,073
                                                                                                     -----------

    CURRENCY                                        DESCRIPTION,
   AMOUNT IN                                       EXPIRATION DATE
   THOUSANDS                                      AND STRIKE PRICE
----------------                       --------------------------------------
                  PURCHASED PUT OPTION ON FOREIGN CURRENCY (1.2%)
    JPY 778,491   August 11, 1998/JPY 123.57 (IDENTIFIED COST $170,415)............................      658,350
                                                                                                     -----------

   PRINCIPAL
   AMOUNT IN
   THOUSANDS
----------------
                  SHORT-TERM INVESTMENT (6.3%)
                  U.S. GOVERNMENT AGENCY
$         3,300   Federal National Mortgage Assoc. 5.52% due 07/02/98 (a)
                    (IDENTIFIED COST $3,299,494)...................................................    3,299,494
                                                                                                     -----------

                                                                                                        VALUE
----------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS
(IDENTIFIED COST $68,553,279) (b)..........................................................   93.7 % $ 49,364,917

CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES.............................................    6.3      3,327,652
                                                                                             ------  ------------

NET ASSETS.................................................................................  100.0 % $ 52,692,569
                                                                                             ------  ------------
                                                                                             ------  ------------

---------------------

ADR  American Depository Receipt.
GDR  Global Depository Receipt.
 K   In thousands.
 *   Non-income producing security.
**   Resale is restricted to qualified institutional investors.
(a) Security was purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(b) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $1,601,891 and the aggregate gross unrealized depreciation is $20,790,253, resulting in net unrealized depreciation of $19,188,362.

FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT JUNE 30, 1998:

                                                UNREALIZED
  CONTRACTS TO           IN         DELIVERY   APPRECIATION/
    DELIVER         EXCHANGE FOR      DATE    (DEPRECIATION)
-------------------------------------------------------------
MYR     850,021    $     209,107    07/02/98  $        3,291
SGD   1,611,220    $     970,907    11/16/98          22,213
HKD  32,839,000    $   4,157,625    12/01/98         (10,108)
HKD   9,914,000    $   1,221,869    06/10/99           4,406
                                              ---------------
      Net unrealized appreciation...........  $       19,802
                                              ---------------
                                              ---------------

CURRENCY ABBREVIATIONS:
HKD        Hong Kong Dollar.
JPY        Japanese Yen.
MYR        Malaysian Ringgit.
SGD        Singapore Dollar.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES - PACIFIC GROWTH SUMMARY OF INVESTMENTS JUNE 30, 1998 (UNAUDITED)

                                                                            PERCENT OF
INDUSTRY                                                         VALUE      NET ASSETS
--------------------------------------------------------------------------------------
Aluminum....................................................  $    126,000       0.2  %
Auto Trucks & Parts.........................................         6,043       0.0
Automotive..................................................       631,956       1.2
Banking.....................................................     5,528,842      10.5
Banks.......................................................        33,228       0.1
Beverages...................................................       226,907       0.4
Brewery.....................................................       160,216       0.3
Building & Construction.....................................       366,383       0.7
Building Materials..........................................       452,807       0.9
Business Services...........................................       239,209       0.4
Chemicals...................................................       743,408       1.4
Commercial Services.........................................       320,090       0.6
Communications - Equipment/Manufacturers....................            15       0.0
Computer Software & Services................................       442,662       0.8
Computers...................................................       663,550       1.3
Conglomerates...............................................     3,706,060       7.0
Cosmetics...................................................       138,561       0.3
Currency Options............................................       658,350       1.2
Electric....................................................       127,194       0.2
Electronic & Electrical Equipment...........................     2,845,361       5.4
Electronic Components.......................................       208,000       0.4
Electronics.................................................       347,364       0.7
Electronics - Semiconductors/
  Components................................................       100,719       0.2
Energy......................................................       221,867       0.4
Engineering.................................................       283,531       0.5
Engineering & Construction..................................       212,507       0.4
Entertainment...............................................       372,356       0.7
Financial Services..........................................       434,021       0.8
Food Wholesalers............................................       428,983       0.8
Food, Beverage, Tobacco, & Household Products...............       726,550       1.4
Hand Tools..................................................        27,698       0.1
Insurance...................................................       276,268       0.5
Investment Companies........................................     1,547,119       2.9
Leisure.....................................................       436,117       0.8
Machinery...................................................       900,419       1.7
Manufacturing - Diversified.................................       371,466       0.7
Merchandising...............................................        67,338       0.1
Metals......................................................         3,655       0.0
Metals & Mining.............................................       236,780       0.4
Metals Non-Ferrous..........................................       120,173       0.2
Multi-Industry..............................................       135,991       0.3

                                                                            PERCENT OF
INDUSTRY                                                         VALUE      NET ASSETS
--------------------------------------------------------------------------------------
Natural Gas.................................................  $    106,705       0.2  %
Office Equipment............................................       147,151       0.3
Oil & Gas Exploration.......................................       189,750       0.4
Oil - Exploration & Production..............................       135,888       0.3
Oil Related.................................................       317,720       0.6
Paper Products..............................................        56,424       0.1
Pharmaceuticals.............................................       458,633       0.9
Photography/Imaging.........................................       243,237       0.5
Plantation..................................................       453,801       0.9
Publishing..................................................       284,794       0.5
Real Estate.................................................     4,750,937       9.0
Retail......................................................       500,644       1.0
Retail - Department Stores..................................        62,331       0.1
Retail - Food Chains........................................       276,060       0.5
Retail - General Merchandise................................       349,143       0.7
Retail - Specialty Apparel..................................            84       0.0
Retail Stores...............................................       149,700       0.3
Semiconductor Equipment.....................................       199,500       0.4
Semiconductors..............................................     1,035,034       2.0
Shipbuilding................................................       465,935       0.9
Steel.......................................................       290,215       0.5
Steel & Iron................................................       746,264       1.4
Telecommunications..........................................     3,991,622       7.6
Telephones..................................................       141,412       0.3
Television..................................................       181,972       0.3
Textiles....................................................       296,558       0.6
Tire & Rubber Goods.........................................       141,583       0.3
Tobacco.....................................................        83,535       0.2
Transportation..............................................     1,490,129       2.8
U.S. Government Agency......................................     3,299,494       6.3
Utilities...................................................     2,955,595       5.6
Utilities - Electric........................................       615,477       1.2
Water.......................................................        71,826       0.1
                                                              ------------       ---
                                                              $ 49,364,917      93.7  %
                                                              ------------       ---
                                                              ------------       ---

                                                                            PERCENT OF
TYPE OF INVESTMENT                                               VALUE      NET ASSETS
--------------------------------------------------------------------------------------
Common Stocks...............................................  $ 42,971,186      81.6  %
Convertible Bonds...........................................     2,433,451       4.6
Foreign Currency Put Options................................       658,350       1.2
Short-Term Investment.......................................     3,299,494       6.3
Warrants....................................................         2,436       0.0
                                                              ------------       ---
                                                              $ 49,364,917      93.7  %
                                                              ------------       ---
                                                              ------------       ---

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES - CAPITAL APPRECIATION PORTFOLIO OF INVESTMENTS JUNE 30, 1998 (UNAUDITED)

NUMBER OF
 SHARES                                                                                                 VALUE
----------------------------------------------------------------------------------------------------------------
           COMMON STOCKS (91.2%)
           ADVERTISING (2.4%)
  20,000   Snyder Communications, Inc.*............................................................  $   880,000
                                                                                                     -----------
           ADVERTISING/MARKETING SERVICES (1.5%)
  15,000   Boron, LePore & Associates, Inc.........................................................      568,125
                                                                                                     -----------
           AIR FREIGHT (1.2%)
  10,000   Expeditors International of Washington, Inc.............................................      437,500
                                                                                                     -----------
           BANKS (6.6%)
  10,000   Bank of New York Co., Inc...............................................................      606,875
  10,000   NationsBank Corp........................................................................      765,000
   7,000   Pacific Bank, N.A.......................................................................      378,875
   8,000   Wachovia Corp...........................................................................      676,000
                                                                                                     -----------
                                                                                                       2,426,750
                                                                                                     -----------
           BIOTECHNOLOGY (2.0%)
  20,000   Centocor, Inc.*.........................................................................      725,000
                                                                                                     -----------
           BROADCAST MEDIA (7.4%)
  15,000   Chancellor Media Corp.*.................................................................      744,375
   5,000   Clear Channel Communications, Inc.*.....................................................      545,625
  15,000   Emmis Broadcasting Corp. (Class A)*.....................................................      717,187
  12,500   Jacor Communications, Inc.*.............................................................      737,500
                                                                                                     -----------
                                                                                                       2,744,687
                                                                                                     -----------
           BUSINESS SERVICES (1.4%)
  17,000   AccuStaff, Inc.*........................................................................      531,250
                                                                                                     -----------
           COMPUTER EQUIPMENT (1.2%)
  10,600   Storage Technology Corp.*...............................................................      459,775
                                                                                                     -----------
           COMPUTER SERVICES (0.1%)
   3,000   American Business Information, Inc. (B Shares)*.........................................       47,625
                                                                                                     -----------
           COMPUTER SOFTWARE (2.9%)
  10,400   Compuware Corp.*........................................................................      531,050
  20,800   Systems & Computer Technology Corp.*....................................................      559,000
                                                                                                     -----------
                                                                                                       1,090,050
                                                                                                     -----------
           COMPUTER SOFTWARE & SERVICES (5.0%)
  20,000   AXENT Technologies, Inc.*...............................................................      611,250
  20,000   BroadVision, Inc.*......................................................................      475,000
  12,450   Harbinger Corp.*........................................................................      301,134
  30,000   Segue Software, Inc.*...................................................................      468,750
                                                                                                     -----------
                                                                                                       1,856,134
                                                                                                     -----------
           COMPUTERS (1.0%)
   8,200   Gulfstream Aerospace Corp.*.............................................................      381,300
                                                                                                     -----------

NUMBER OF
 SHARES                                                                                                 VALUE
----------------------------------------------------------------------------------------------------------------
           DISTRIBUTORS - FOOD & HEALTH (1.9%)
   7,500   Cardinal Health, Inc....................................................................  $   703,125
                                                                                                     -----------
           DRUGS (4.0%)
  12,000   Elan Corp. PLC (ADR) (Ireland)*.........................................................      771,750
  20,000   Forest Laboratories, Inc.*..............................................................      715,000
                                                                                                     -----------
                                                                                                       1,486,750
                                                                                                     -----------
           ELECTRICAL EQUIPMENT (0.6%)
   6,000   AFC Cable Systems, Inc.*................................................................      213,000
                                                                                                     -----------
           ELECTRONICS (2.2%)
  50,000   Aeroflex Inc.*..........................................................................      518,750
  10,000   Vitesse Semiconductor Corp.*............................................................      308,750
                                                                                                     -----------
                                                                                                         827,500
                                                                                                     -----------
           FINANCIAL SERVICES (2.4%)
   7,000   Capital One Financial Corp..............................................................      869,312
                                                                                                     -----------
           HEALTH EQUIPMENT & SERVICES (3.7%)
  30,000   DVI, Inc................................................................................      765,000
  27,000   United Payors & United Providers, Inc.*.................................................      604,125
                                                                                                     -----------
                                                                                                       1,369,125
                                                                                                     -----------
           HEALTHCARE (4.0%)
  15,000   Allegiance Corp.........................................................................      768,750
  10,000   Warner-Lambert Co.......................................................................      693,750
                                                                                                     -----------
                                                                                                       1,462,500
                                                                                                     -----------
           HEALTHCARE - SPECIALIZED SERVICES (1.5%)
  20,000   QuadraMed Corp.*........................................................................      546,250
                                                                                                     -----------
           LEISURE TIME - PRODUCTS (0.7%)
  20,000   Oakley, Inc.*...........................................................................      260,000
                                                                                                     -----------
           LIFE & HEALTH INSURANCE (1.3%)
  10,000   Conseco, Inc............................................................................      467,500
                                                                                                     -----------
           MEDICAL PRODUCTS & SUPPLIES (3.2%)
  20,000   Closure Medical Corp.*..................................................................      497,500
  16,000   Lincare Holdings, Inc.*.................................................................      672,000
                                                                                                     -----------
                                                                                                       1,169,500
                                                                                                     -----------
           MEDICAL SERVICES (0.8%)
  50,000   Medaphis Corp.*.........................................................................      300,000
                                                                                                     -----------
           MISCELLANEOUS (2.2%)
   5,000   Advance Paradigm, Inc.*.................................................................      180,625
  30,000   Mail-Well, Inc.*........................................................................      650,625
                                                                                                     -----------
                                                                                                         831,250
                                                                                                     -----------
           NATURAL GAS (1.0%)
  20,000   Basin Exploration, Inc.*................................................................      352,500
                                                                                                     -----------
           OIL EQUIPMENT & SERVICES (0.6%)
  10,000   Core Laboratories N.V...................................................................      215,000
                                                                                                     -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES - CAPITAL APPRECIATION PORTFOLIO OF INVESTMENTS JUNE 30, 1998 (UNAUDITED) CONTINUED

NUMBER OF
 SHARES                                                                                                 VALUE
----------------------------------------------------------------------------------------------------------------
           PHARMACEUTICALS (6.4%)
  20,000   Alkermes, Inc.*.........................................................................  $   358,750
  15,000   ALZA Corp. (Class A)*...................................................................      648,750
  16,000   ICN Pharmaceuticals, Inc................................................................      731,000
  50,000   ImClone Systems, Inc.*..................................................................      609,375
                                                                                                     -----------
                                                                                                       2,347,875
                                                                                                     -----------
           POLLUTION CONTROL (1.5%)
  12,000   American Disposal Services, Inc.*.......................................................      562,500
                                                                                                     -----------
           PROPERTY - CASUALTY INSURANCE (1.5%)
  15,000   Mutual Risk Management Ltd. (Bermuda)...................................................      546,562
                                                                                                     -----------
           PUBLISHING (0.8%)
   7,900   Valassis Communications, Inc.*..........................................................      304,644
                                                                                                     -----------
           RETAIL (4.9%)
  15,000   Abercrombie & Fitch Co. (Class A)*......................................................      660,000
  40,000   Baker (J.), Inc.........................................................................      460,000
  20,000   Sunglass Hut International, Inc.*.......................................................      220,000
  15,000   Zale Corp.*.............................................................................      477,188
                                                                                                     -----------
                                                                                                       1,817,188
                                                                                                     -----------
           SHOES (3.2%)
  40,000   Genesco Inc.*...........................................................................      652,500
  25,000   Wolverine World Wide, Inc...............................................................      542,188
                                                                                                     -----------
                                                                                                       1,194,688
                                                                                                     -----------
           SPECIALIZED SERVICES (2.0%)
  15,000   Party City Corp.*.......................................................................      433,125
   7,100   Service Corp. International.............................................................      304,413
                                                                                                     -----------
                                                                                                         737,538
                                                                                                     -----------
           TELECOMMUNICATIONS (7.8%)
  10,000   Advanced Fibre Communications, Inc.*....................................................      400,625
  15,000   ICG Communications, Inc.*...............................................................      547,500
  20,000   Tele-Communications TCI Ventures Group (Class A)*.......................................      400,000
  20,000   WinStar Communications, Inc.*...........................................................      858,750
  50,000   WorldPort Communications, Inc.*.........................................................      675,000
                                                                                                     -----------
                                                                                                       2,881,875
                                                                                                     -----------
           TRANSPORTATION - MISCELLANEOUS (0.3%)
   2,000   Coach USA, Inc.*........................................................................       91,250
                                                                                                     -----------

           TOTAL COMMON STOCKS
           (IDENTIFIED COST $29,983,226)...........................................................   33,705,628
                                                                                                     -----------

PRINCIPAL
AMOUNT IN
THOUSANDS                                                                                               VALUE
----------------------------------------------------------------------------------------------------------------
           SHORT-TERM INVESTMENTS (6.5%)
           U.S. GOVERNMENT AGENCY (a) (2.2%)
$    800   Federal National Mortgage Association 5.52% due 07/02/98 (AMORTIZED COST $799,877)......  $   799,877
                                                                                                     -----------

           REPURCHASE AGREEMENT (4.3%)
   1,610   The Bank of New York 5.50% due 07/01/98 (dated 06/30/98; proceeds $1,610,908) (b)
             (IDENTIFIED COST $1,610,662)..........................................................    1,610,662
                                                                                                     -----------

           TOTAL SHORT-TERM INVESTMENTS
           (IDENTIFIED COST $2,410,539)............................................................    2,410,539
                                                                                                     -----------

TOTAL INVESTMENTS
(IDENTIFIED COST $32,393,765) (c)..........................................................   97.7 %   36,116,167

OTHER ASSETS IN EXCESS OF LIABILITIES......................................................    2.3        847,686
                                                                                             ------  ------------

NET ASSETS.................................................................................  100.0 % $ 36,963,853
                                                                                             ------  ------------
                                                                                             ------  ------------

---------------------

ADR  American Depository Receipt.
 *   Non-income producing security.
(a) Security was purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(b) Collateralized by $1,171,150 U.S. Treasury Bond 8.75% due 08/15/20 valued at $1,642,875.
(c) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $4,235,990 and the aggregate gross unrealized depreciation is $513,588, resulting in net unrealized appreciation of $3,722,402.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES - EQUITY
PORTFOLIO OF INVESTMENTS JUNE 30, 1998 (UNAUDITED)

NUMBER OF
 SHARES                                                                                               VALUE
----------------------------------------------------------------------------------------------------------------
           COMMON STOCKS (83.5%)
           AGRICULTURE RELATED (0.5%)
  40,000   Delta & Pine Land Co.................................................................  $    1,780,000
  75,000   Pioneer Hi-Bred International, Inc...................................................       3,103,125
                                                                                                  --------------
                                                                                                       4,883,125
                                                                                                  --------------
           APPAREL (1.1%)
 240,000   Warnaco Group, Inc. (Class A)........................................................      10,185,000
                                                                                                  --------------
           BANKS (4.5%)
 220,000   Argentaria (ADR) (Spain).............................................................       9,927,500
  65,000   Citicorp.............................................................................       9,701,250
  80,000   First Union Corp.....................................................................       4,660,000
  65,000   Mellon Bank Corp.....................................................................       4,525,625
  70,000   National City Corp...................................................................       4,970,000
  34,000   State Street Corp....................................................................       2,363,000
 222,000   U.S. Bancorp.........................................................................       9,546,000
                                                                                                  --------------
                                                                                                      45,693,375
                                                                                                  --------------
           BIOTECHNOLOGY (0.4%)
 176,000   IDEC Pharmaceuticals Corp.*..........................................................       4,092,000
                                                                                                  --------------
           CABLE & TELECOMMUNICATIONS (2.1%)
 220,000   Cox Communications, Inc. (Class A)*..................................................      10,656,250
 120,000   Time Warner, Inc.....................................................................      10,252,500
                                                                                                  --------------
                                                                                                      20,908,750
                                                                                                  --------------
           CAPITAL GOODS (1.8%)
 200,000   General Electric Co..................................................................      18,200,000
                                                                                                  --------------
           COMMUNICATIONS - EQUIPMENT & SOFTWARE (2.0%)
 225,000   Ascend Communications, Inc.*.........................................................      11,137,500
 100,000   Cisco Systems, Inc.*.................................................................       9,206,250
                                                                                                  --------------
                                                                                                      20,343,750
                                                                                                  --------------
           COMMUNICATIONS EQUIPMENT (2.7%)
 240,000   Alcatel Alsthom (ADR) (France).......................................................       9,765,000
 130,000   Lucent Technologies, Inc.............................................................      10,814,375
  90,000   Nokia Corp. (ADR) (Class A) (Finland)................................................       6,530,625
                                                                                                  --------------
                                                                                                      27,110,000
                                                                                                  --------------
           COMPUTER HARDWARE (1.1%)
 125,000   Dell Computer Corp.*.................................................................      11,593,750
                                                                                                  --------------

NUMBER OF
 SHARES                                                                                               VALUE
----------------------------------------------------------------------------------------------------------------
           COMPUTER SERVICES (0.5%)
 150,000   First Data Corp......................................................................  $    4,996,875
                                                                                                  --------------
           COMPUTER SOFTWARE (6.1%)
  50,000   BMC Software, Inc.*..................................................................       2,596,875
  60,000   Citrix Systems, Inc.*................................................................       4,102,500
 150,000   Computer Associates International, Inc...............................................       8,334,375
 215,000   Compuware Corp.*.....................................................................      10,978,437
  95,900   Great Plains Software, Inc.*.........................................................       3,236,625
 340,000   Legato Systems, Inc.*................................................................      13,260,000
 110,000   Manugistics Group, Inc.*.............................................................       2,722,500
  50,000   Microsoft Corp.*.....................................................................       5,418,750
  35,000   Network Associates, Inc.*............................................................       1,673,437
 220,000   Veritas Software Corp.*..............................................................       9,088,750
                                                                                                  --------------
                                                                                                      61,412,249
                                                                                                  --------------
           CONSTRUCTION (0.4%)
 120,000   Pulte Corp...........................................................................       3,585,000
                                                                                                  --------------
           CONSUMER - NONCYCLICAL (5.0%)
  60,000   Avon Products, Inc...................................................................       4,650,000
  43,000   Clorox Co............................................................................       4,101,125
  50,000   Colgate-Palmolive Co.................................................................       4,400,000
 210,000   Groupe Danone (ADR) (France).........................................................      11,550,000
 100,000   Kroger Co.*..........................................................................       4,287,500
 300,000   Rubbermaid, Inc......................................................................       9,956,250
 150,000   Unilever N.V. (Netherlands)..........................................................      11,840,625
                                                                                                  --------------
                                                                                                      50,785,500
                                                                                                  --------------
           CONSUMER BUSINESS SERVICES (1.1%)
 240,310   Cendant Corp.*.......................................................................       5,016,471
 100,000   Ceridian Corp.*......................................................................       5,875,000
                                                                                                  --------------
                                                                                                      10,891,471
                                                                                                  --------------
           CONSUMER PRODUCTS (3.6%)
 220,000   CVS Corp.............................................................................       8,566,250
 200,000   Dominick's Supermarkets, Inc.*.......................................................       8,912,500
 290,000   Rite Aid Corp........................................................................      10,893,125
 200,000   Safeway, Inc.*.......................................................................       8,137,500
                                                                                                  --------------
                                                                                                      36,509,375
                                                                                                  --------------
           DRUGS (7.2%)
  75,000   ALZA Corp. (Class A)*................................................................       3,243,750
 100,000   American Home Products Corp..........................................................       5,175,000
  80,000   Bristol-Myers Squibb Co..............................................................       9,195,000
  59,000   Dura Pharmaceuticals, Inc.*..........................................................       1,320,125
 210,000   Forest Laboratories, Inc.*...........................................................       7,507,500
 110,000   Lilly (Eli) & Co.....................................................................       7,266,875

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES - EQUITY
PORTFOLIO OF INVESTMENTS JUNE 30, 1998 (UNAUDITED) CONTINUED

NUMBER OF
 SHARES                                                                                               VALUE
----------------------------------------------------------------------------------------------------------------
  80,000   Merck & Co., Inc.....................................................................  $   10,700,000
 300,000   Mylan Laboratories, Inc..............................................................       9,018,750
 100,000   Schering-Plough Corp.................................................................       9,162,500
 150,000   Warner-Lambert Co....................................................................      10,406,250
                                                                                                  --------------
                                                                                                      72,995,750
                                                                                                  --------------
           ENERGY (0.7%)
  50,000   Coflexip, S.A. (ADR) (France)........................................................       3,050,000
 165,000   Global Industries Ltd.*..............................................................       2,774,062
  30,000   Transocean Offshore, Inc.............................................................       1,335,000
                                                                                                  --------------
                                                                                                       7,159,062
                                                                                                  --------------
           ENTERTAINMENT (0.5%)
 100,000   Electronic Arts Inc.*................................................................       5,400,000
                                                                                                  --------------
           FINANCIAL - MISCELLANEOUS (5.4%)
  43,700   Affiliated Managers Group, Inc.*.....................................................       1,622,362
 100,000   American Express Co..................................................................      11,400,000
  75,000   Associates First Capital Corp. (Class A).............................................       5,765,625
  60,000   Edwards (A.G.), Inc..................................................................       2,561,250
 100,000   Freddie Mac..........................................................................       4,706,250
 127,900   Heller Financial, Inc.*..............................................................       3,837,000
  63,000   Lehman Brothers Holdings, Inc........................................................       4,886,437
 145,000   Merrill Lynch & Co., Inc.............................................................      13,376,250
 140,000   Paine Webber Group, Inc..............................................................       6,002,500
                                                                                                  --------------
                                                                                                      54,157,674
                                                                                                  --------------
           HEALTHCARE PRODUCTS & SERVICES (1.4%)
 150,000   Health Management Associates, Inc. (Class A)*........................................       5,015,625
 267,000   Total Renal Care Holdings, Inc.*.....................................................       9,211,500
                                                                                                  --------------
                                                                                                      14,227,125
                                                                                                  --------------
           INSURANCE (6.5%)
   6,647   Aegon N.V. (Netherlands).............................................................         574,978
 150,000   Ambac Financial Group, Inc...........................................................       8,775,000
  30,000   American International Group, Inc....................................................       4,380,000
 260,000   Equitable Companies, Inc.............................................................      19,483,750
 109,800   Hartford Life, Inc. (Class A)........................................................       6,251,737
  63,000   Marsh & McLennan Companies, Inc......................................................       3,807,563
 215,000   Nationwide Financial Services, Inc. (Class A)........................................      10,965,000

NUMBER OF
 SHARES                                                                                               VALUE
----------------------------------------------------------------------------------------------------------------
  45,000   SunAmerica Inc.......................................................................  $    2,584,688
 100,000   Torchmark Corp.......................................................................       4,575,000
 100,000   Travelers Group, Inc.................................................................       6,062,500
                                                                                                  --------------
                                                                                                      67,460,216
                                                                                                  --------------
           INTERNET (3.7%)
  60,000   Amazon.com, Inc.*....................................................................       5,981,250
 140,000   America Online, Inc..................................................................      14,840,000
  92,300   BroadVision, Inc.*...................................................................       2,192,125
 100,000   CheckFree Holdings Corp.*............................................................       2,943,750
  13,900   Inktomi Corp.*.......................................................................         550,788
 170,000   Intuit Inc.*.........................................................................      10,412,500
  10,000   SportsLine USA, Inc.*................................................................         365,000
                                                                                                  --------------
                                                                                                      37,285,413
                                                                                                  --------------
           LIFE INSURANCE (1.2%)
 150,000   Providian Financial Corp.............................................................      11,784,375
                                                                                                  --------------
           MANUFACTURING - CONSUMER & INDUSTRIAL PRODUCTS (0.5%)
  70,000   Whirlpool Corp.......................................................................       4,812,500
                                                                                                  --------------
           MEDIA GROUP (6.7%)
 121,410   CBS Corp.............................................................................       3,854,768
 100,000   Clear Channel Communications, Inc.*..................................................      10,912,500
 400,000   News Corp., Ltd. (ADR) (Australia)...................................................      12,850,000
 112,500   Outdoor Systems, Inc.*...............................................................       3,150,000
 130,000   Tele-Communications Liberty Media Group (Class A)*...................................       5,045,625
  60,000   Tribune Co...........................................................................       4,128,750
 139,000   True North Communications, Inc.......................................................       4,065,750
 300,000   Viacom, Inc. (Class B)*..............................................................      17,475,000
 200,000   Young & Rubicam, Inc.*...............................................................       6,400,000
                                                                                                  --------------
                                                                                                      67,882,393
                                                                                                  --------------
           MEDICAL PRODUCTS & SUPPLIES (2.6%)
 180,000   Bausch & Lomb, Inc...................................................................       9,022,500
 200,000   Becton, Dickinson & Co...............................................................      15,525,000
  30,000   Boston Scientific Corp.*.............................................................       2,148,750
                                                                                                  --------------
                                                                                                      26,696,250
                                                                                                  --------------
           RESTAURANTS (1.8%)
 420,000   Brinker International, Inc.*.........................................................       8,085,000
 150,000   McDonald's Corp......................................................................      10,350,000
                                                                                                  --------------
                                                                                                      18,435,000
                                                                                                  --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES - EQUITY
PORTFOLIO OF INVESTMENTS JUNE 30, 1998 (UNAUDITED) CONTINUED

NUMBER OF
 SHARES                                                                                               VALUE
----------------------------------------------------------------------------------------------------------------
           RETAIL (10.6%)
 131,324   Abercrombie & Fitch Co. (Class A)*...................................................  $    5,778,256
 200,000   AnnTaylor Stores Corp.*..............................................................       4,237,500
 170,000   Costco Companies, Inc.*..............................................................      10,720,625
 120,000   Dayton Hudson Corp...................................................................       5,820,000
 225,000   Dollar Tree Stores, Inc.*............................................................       9,112,500
 535,000   Family Dollar Stores, Inc............................................................       9,897,500
 115,000   Hasbro, Inc..........................................................................       4,520,938
 112,500   Home Depot, Inc......................................................................       9,344,531
 550,000   Kmart Corp.*.........................................................................      10,587,500
 170,000   Limited (The), Inc...................................................................       5,631,250
  90,000   Lowe's Companies, Inc................................................................       3,650,625
  40,000   May Department Stores Co.............................................................       2,620,000
 240,000   Proffitt's, Inc.*....................................................................       9,690,000
 160,000   TJX Companies, Inc...................................................................       3,860,000
 200,000   Wal-Mart Stores, Inc.................................................................      12,150,000
                                                                                                  --------------
                                                                                                     107,621,225
                                                                                                  --------------
           TELECOMMUNICATION - UTILITIES (1.4%)
 205,000   AirTouch Communications, Inc.*.......................................................      11,979,688
  50,000   WorldCom, Inc.*......................................................................       2,415,662
                                                                                                  --------------
                                                                                                      14,395,350
                                                                                                  --------------
           TELECOMMUNICATIONS (0.4%)
  90,000   Pacific Gateway Exchange, Inc.*......................................................       3,605,625
                                                                                                  --------------

           TOTAL COMMON STOCKS
           (IDENTIFIED COST $645,546,835).......................................................     845,108,178
                                                                                                  --------------

PRINCIPAL
AMOUNT IN
THOUSANDS
---------
           U.S. GOVERNMENT OBLIGATIONS (9.6%)
$ 88,800   U.S. Treasury Note 0.00% due 05/15/19................................................      26,886,864
  89,000   U.S. Treasury Bond 0.00% due 05/15/20................................................      25,436,200
  38,000   U.S. Treasury Bond 0.00% due 05/15/21................................................      10,256,960
  32,500   U.S. Treasury Bond 6.125% due 11/15/27...............................................      34,790,275
                                                                                                  --------------

           TOTAL U.S. GOVERNMENT OBLIGATIONS
           (IDENTIFIED COST $95,327,925)........................................................      97,370,299
                                                                                                  --------------

PRINCIPAL
AMOUNT IN
THOUSANDS                                                                                             VALUE
----------------------------------------------------------------------------------------------------------------

           SHORT-TERM INVESTMENTS (6.5%)
           U.S. GOVERNMENT AGENCY (a) (6.4%)
$ 65,000   Federal Home Loan Mortgage Corp. 5.85% due 07/01/98 (AMORTIZED COST $65,000 000).....  $   65,000,000
                                                                                                  --------------

           REPURCHASE AGREEMENT (0.1%)
     499   The Bank of New York 5.50% due 07/01/98 (dated 06/30/98; proceeds $499,131) (b)
             (IDENTIFIED COST $499,055).........................................................         499,055
                                                                                                  --------------

           TOTAL SHORT-TERM INVESTMENTS
           (IDENTIFIED COST $65,499,055)........................................................      65,499,055
                                                                                                  --------------

TOTAL INVESTMENTS
(IDENTIFIED COST $806,373,815) (c)......................................................   99.6 %   1,007,977,532

OTHER ASSETS IN EXCESS OF LIABILITIES...................................................    0.4         3,578,862
                                                                                          ------  ---------------

NET ASSETS..............................................................................  100.0 % $ 1,011,556,394
                                                                                          ------  ---------------
                                                                                          ------  ---------------

---------------------

ADR  American Depository Receipt.
 *   Non-income producing security.
(a) Security was purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(b) Collateralized by $498,485 U.S. Treasury Note 6.25% due 03/31/99 valued at $509,036.
(c) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $211,348,028 and the aggregate gross unrealized depreciation is $9,744,311, resulting in net unrealized appreciation of $201,603,717.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES - S&P 500 INDEX PORTFOLIO OF INVESTMENTS JUNE 30, 1998 (UNAUDITED)

NUMBER OF
 SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------
           COMMON STOCKS (91.6%)
           ADVERTISING/MARKETING SERVICES (0.2%)
     106   Cognizant Corp.........................................................................  $      6,678
      89   Interpublic Group of Companies, Inc....................................................         5,401
     111   Omnicom Group, Inc.....................................................................         5,536
                                                                                                    ------------
                                                                                                          17,615
                                                                                                    ------------
           AEROSPACE & DEFENSE (0.8%)
     758   Boeing Co..............................................................................        33,778
      95   General Dynamics Corp..................................................................         4,417
     147   Lockheed Martin Corp...................................................................        15,564
      51   Northrop Grumman Corp..................................................................         5,259
                                                                                                    ------------
                                                                                                          59,018
                                                                                                    ------------
           AGRICULTURAL PRODUCTS (0.2%)
     428   Archer-Daniels-Midland Co..............................................................         8,292
     183   Pioneer Hi-Bred International, Inc.....................................................         7,572
                                                                                                    ------------
                                                                                                          15,864
                                                                                                    ------------
           AIR FREIGHT (0.1%)
     110   FDX Corp.*.............................................................................         6,902
                                                                                                    ------------
           AIRLINES (0.4%)
     137   AMR Corp.*.............................................................................        11,405
      57   Delta Air Lines, Inc...................................................................         7,367
     167   Southwest Airlines Co..................................................................         4,947
      66   US Airways Group Inc.*.................................................................         5,230
                                                                                                    ------------
                                                                                                          28,949
                                                                                                    ------------
           ALUMINUM (0.2%)
     171   Alcan Aluminium Ltd. (Canada)..........................................................         4,724
     126   Aluminum Co. of America................................................................         8,308
      54   Reynolds Metals Co.....................................................................         3,021
                                                                                                    ------------
                                                                                                          16,053
                                                                                                    ------------
           AUTO PARTS - AFTER MARKET (0.4%)
      18   Cooper Tire & Rubber Co................................................................           371
      69   Dana Corp..............................................................................         3,691
      29   Echlin, Inc............................................................................         1,423
     134   Genuine Parts Co.......................................................................         4,631
     118   Goodyear Tire & Rubber Co..............................................................         7,604
      77   ITT Industries, Inc....................................................................         2,878
      28   Snap-On, Inc...........................................................................         1,015
      92   TRW, Inc...............................................................................         5,025
                                                                                                    ------------
                                                                                                          26,638
                                                                                                    ------------
           AUTOMOBILES (1.6%)
     484   Chrysler Corp..........................................................................        27,285
     910   Ford Motor Co..........................................................................        53,690
     501   General Motors Corp....................................................................        33,473
                                                                                                    ------------
                                                                                                         114,448
                                                                                                    ------------

NUMBER OF
 SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------
           BANKS - MONEY CENTER (3.9%)
     512   BankAmerica Corp.......................................................................  $     44,256
      73   Bankers Trust New York Corp............................................................         8,473
     640   Chase Manhattan Corp...................................................................        48,320
     339   Citicorp...............................................................................        50,596
     215   First Chicago NBD Corp.................................................................        19,054
     727   First Union Corp.......................................................................        42,348
     134   Morgan (J.P.) & Co., Inc...............................................................        15,695
     718   NationsBank Corp.......................................................................        54,927
                                                                                                    ------------
                                                                                                         283,669
                                                                                                    ------------
           BANKS - REGIONAL (4.0%)
     526   Banc One Corp..........................................................................        29,357
     282   Bank of New York Co., Inc..............................................................        17,114
     220   BankBoston Corp........................................................................        12,237
      92   BB&T Corporation.......................................................................         6,221
     117   Comerica, Inc..........................................................................         7,751
     197   Fifth Third Bancorp....................................................................        12,386
     213   Fleet Financial Group, Inc.............................................................        17,785
     144   Huntington Bancshares, Inc.............................................................         4,815
     330   KeyCorp................................................................................        11,756
     195   Mellon Bank Corp.......................................................................        13,577
      87   Mercantile Bancorporation, Inc.........................................................         4,383
     246   National City Corp.....................................................................        17,466
      73   Northern Trust Corp....................................................................         5,562
     568   Norwest Corp...........................................................................        21,229
     226   PNC Bank Corp..........................................................................        12,162
      81   Republic New York Corp.................................................................         5,098
     121   State Street Corp......................................................................         8,409
     116   Summit Bancorp.*.......................................................................         5,510
     158   SunTrust Banks, Inc....................................................................        12,847
     172   Synovus Financial Corp.................................................................         4,073
     557   U.S. Bancorp...........................................................................        23,951
     155   Wachovia Corp..........................................................................        13,097
      64   Wells Fargo & Co.......................................................................        23,616
                                                                                                    ------------
                                                                                                         290,402
                                                                                                    ------------
           BEVERAGES - ALCOHOLIC (0.4%)
     364   Anheuser-Busch Companies, Inc..........................................................        17,176
      52   Brown-Forman Corp. (Class B)...........................................................         3,341
       8   Coors (Adolph) Co. (Class B)...........................................................           272
     260   Seagram Co. Ltd. (Canada)..............................................................        10,644
                                                                                                    ------------
                                                                                                          31,433
                                                                                                    ------------
           BEVERAGES - SOFT DRINKS (2.8%)
   1,852   Coca Cola Co.**........................................................................       158,346
   1,118   PepsiCo, Inc...........................................................................        46,048
                                                                                                    ------------
                                                                                                         204,394
                                                                                                    ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES - S&P 500 INDEX PORTFOLIO OF INVESTMENTS JUNE 30, 1998 (UNAUDITED) CONTINUED

NUMBER OF
 SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------
           BIOTECHNOLOGY (0.2%)
     191   Amgen Inc.*............................................................................  $     12,487
                                                                                                    ------------
           BROADCAST MEDIA (1.0%)
     539   CBS Corp...............................................................................        17,113
      93   Clear Channel Communications, Inc.*....................................................        10,149
     277   Comcast Corp. (Class A Special)........................................................        11,236
     457   MediaOne Group Inc.....................................................................        20,079
     380   Tele-Communications, Inc. (Class A)*...................................................        14,582
                                                                                                    ------------
                                                                                                          73,159
                                                                                                    ------------
           BUILDING MATERIALS (0.1%)
      19   Armstrong World Industries Inc.........................................................         1,280
     127   Masco Corp.............................................................................         7,683
      25   Owens Corning..........................................................................         1,020
                                                                                                    ------------
                                                                                                           9,983
                                                                                                    ------------
           CHEMICALS (1.4%)
     176   Air Products & Chemicals, Inc..........................................................         7,040
     169   Dow Chemical Co........................................................................        16,340
     846   Du Pont (E.I.) De Nemours & Co., Inc...................................................        63,133
      51   Eastman Chemical Co....................................................................         3,175
     103   Praxair, Inc...........................................................................         4,822
      45   Rohm & Haas Co.........................................................................         4,677
      89   Union Carbide Corp.....................................................................         4,750
                                                                                                    ------------
                                                                                                         103,937
                                                                                                    ------------
           CHEMICALS - DIVERSIFIED (0.5%)
      67   Engelhard Corp.........................................................................         1,357
      16   FMC Corp.*.............................................................................         1,091
      55   Goodrich (B.F.) Co.....................................................................         2,729
     449   Monsanto Co............................................................................        25,088
     133   PPG Industries, Inc....................................................................         9,252
                                                                                                    ------------
                                                                                                          39,517
                                                                                                    ------------
           CHEMICALS - SPECIALTY (0.2%)
      97   Ecolab, Inc............................................................................         3,007
      17   Grace (W. R.) & Co.....................................................................           290
      28   Great Lakes Chemical Corp..............................................................         1,104
      71   Hercules, Inc..........................................................................         2,920
      70   International Flavors & Fragrances Inc.................................................         3,041
      98   Morton International, Inc..............................................................         2,450
      31   Nalco Chemical Co......................................................................         1,089
      47   Sigma-Aldrich Corp.....................................................................         1,651
                                                                                                    ------------
                                                                                                          15,552
                                                                                                    ------------

NUMBER OF
 SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------
           COMMERCIAL & CONSUMER SERVICES (0.4%)
      68   Block (H.&R.), Inc.....................................................................  $      2,864
     638   Cendant Corp.*.........................................................................        13,318
     129   Dun & Bradstreet Corp..................................................................         4,660
     247   Laidlaw, Inc. (Canada).................................................................         3,010
     192   Service Corp. International............................................................         8,232
                                                                                                    ------------
                                                                                                          32,084
                                                                                                    ------------
           COMMUNICATIONS EQUIPMENT (2.1%)
      21   Andrew Corp.*..........................................................................           378
      89   DSC Communications Corp.*..............................................................         2,659
     113   General Instrument Corp.*..............................................................         3,072
      60   Harris Corp............................................................................         2,681
     984   Lucent Technologies Inc................................................................        81,856
     448   Motorola, Inc..........................................................................        23,548
     390   Northern Telecom Ltd. (Canada).........................................................        22,132
      59   Scientific-Atlanta, Inc................................................................         1,497
     137   Tellabs, Inc.*.........................................................................         9,804
                                                                                                    ------------
                                                                                                         147,627
                                                                                                    ------------
           COMPUTER - NETWORKING (1.3%)
     267   3Com Corp.*............................................................................         8,194
     126   Ascend Communications, Inc.*...........................................................         6,237
     144   Bay Networks, Inc.*....................................................................         4,644
     119   Cabletron Systems, Inc.*...............................................................         1,599
     767   Cisco Systems, Inc.*...................................................................        70,612
                                                                                                    ------------
                                                                                                          91,286
                                                                                                    ------------
           COMPUTER HARDWARE (3.2%)
     100   Apple Computer, Inc.*..................................................................         2,869
   1,240   COMPAQ Computer Corp...................................................................        35,185
      11   Data General Corp.*....................................................................           164
     483   Dell Computer Corp.*...................................................................        44,798
     101   Gateway 2000, Inc.*....................................................................         5,113
     777   Hewlett-Packard Co.....................................................................        46,523
     707   International Business Machines Corp...................................................        81,172
     142   Silicon Graphics, Inc.*................................................................         1,722
     284   Sun Microsystems, Inc.*................................................................        12,336
                                                                                                    ------------
                                                                                                         229,882
                                                                                                    ------------
           COMPUTER SOFTWARE & SERVICES (3.8%)
      32   Adobe Systems, Inc.....................................................................         1,358
      11   Autodesk, Inc..........................................................................           423
     410   Computer Associates International, Inc.................................................        22,781
     117   Computer Sciences Corp.*...............................................................         7,488
     322   HBO & Co...............................................................................        11,350
   1,848   Microsoft Corp.**......................................................................       200,277
     264   Novell, Inc.*..........................................................................         3,366

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES - S&P 500 INDEX PORTFOLIO OF INVESTMENTS JUNE 30, 1998 (UNAUDITED) CONTINUED

NUMBER OF
 SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------
     730   Oracle Corp.*..........................................................................  $     17,885
     176   Parametric Technology Corp.*...........................................................         4,763
     164   Unisys Corp.*..........................................................................         4,633
                                                                                                    ------------
                                                                                                         274,324
                                                                                                    ------------
           COMPUTERS - PERIPHERAL EQUIPMENT (0.3%)
     373   EMC Corp.*.............................................................................        16,715
     158   Seagate Technology, Inc.*..............................................................         3,762
                                                                                                    ------------
                                                                                                          20,477
                                                                                                    ------------
           COMPUTERS - SYSTEMS (0.1%)
       6   Shared Medical Systems Corp............................................................           441
                                                                                                    ------------
           CONSUMER - NONCYCLICAL (0.0%)
      55   American Greetings Corp. (Class A).....................................................         2,802
       9   Jostens, Inc...........................................................................           217
                                                                                                    ------------
                                                                                                           3,019
                                                                                                    ------------
           CONTAINERS - METAL & GLASS (0.1%)
       7   Ball Corp..............................................................................           281
      93   Crown Cork & Seal Co., Inc.............................................................         4,417
     100   Owens-Illinois, Inc.*..................................................................         4,475
                                                                                                    ------------
                                                                                                           9,173
                                                                                                    ------------
           CONTAINERS - PAPER (0.1%)
      25   Bemis Company, Inc.....................................................................         1,022
      24   Stone Container Corp...................................................................           375
      26   Temple-Inland, Inc.....................................................................         1,401
      52   Union Camp Corp........................................................................         2,580
                                                                                                    ------------
                                                                                                           5,378
                                                                                                    ------------
           DATA PROCESSING (0.5%)
     226   Automatic Data Processing, Inc.........................................................        16,470
      54   Ceridian Corp.*........................................................................         3,172
      96   Equifax, Inc...........................................................................         3,486
     335   First Data Corp........................................................................        11,160
                                                                                                    ------------
                                                                                                          34,288
                                                                                                    ------------
           DISTRIBUTORS - FOOD & HEALTH (0.2%)
      83   Cardinal Health, Inc...................................................................         7,781
      28   Supervalu, Inc.........................................................................         1,242
     220   Sysco Corp.............................................................................         5,637
                                                                                                    ------------
                                                                                                          14,660
                                                                                                    ------------
           ELECTRICAL EQUIPMENT (3.7%)
     143   AMP, Inc...............................................................................         4,916
     332   Emerson Electric Co....................................................................        20,044
   2,444   General Electric Co....................................................................       222,404
      10   General Signal Corp....................................................................           360
      95   Honeywell, Inc.........................................................................         7,938
      39   Raychem Corp...........................................................................         1,153

NUMBER OF
 SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------
     147   Rockwell International Corp............................................................  $      7,065
      25   Thomas & Betts Corp....................................................................         1,231
                                                                                                    ------------
                                                                                                         265,111
                                                                                                    ------------
           ELECTRONIC COMPONENTS (0.1%)
      64   Grainger (W.W.), Inc...................................................................         3,188
                                                                                                    ------------
           ELECTRONICS - DEFENSE (0.2%)
     254   Raytheon Co. (Class B).................................................................        15,018
                                                                                                    ------------
           ELECTRONICS - INSTRUMENTATION (0.0%)
      10   EG & G, Inc............................................................................           300
      22   Perkin-Elmer Corp......................................................................         1,368
      12   Tektronix, Inc.........................................................................           424
                                                                                                    ------------
                                                                                                           2,092
                                                                                                    ------------
           ELECTRONICS - SEMICONDUCTORS (1.6%)
      66   Advanced Micro Devices, Inc.*..........................................................         1,126
   1,272   Intel Corp.............................................................................        94,207
      66   LSI Logic Corp.*.......................................................................         1,522
     138   Micron Technology, Inc.*...............................................................         3,424
      76   National Semiconductor Corp.*..........................................................         1,002
     293   Texas Instruments, Inc.................................................................        17,086
                                                                                                    ------------
                                                                                                         118,367
                                                                                                    ------------
           ENGINEERING & CONSTRUCTION (0.1%)
      62   Fluor Corp.............................................................................         3,162
       9   Foster Wheeler Corp....................................................................           193
      28   McDermott International, Inc...........................................................           964
                                                                                                    ------------
                                                                                                           4,319
                                                                                                    ------------
           ENTERTAINMENT (1.5%)
      17   King World Productions Inc.*...........................................................           433
     443   Time Warner, Inc.......................................................................        37,849
     267   Viacom, Inc. (Class B)*................................................................        15,553
     511   Walt Disney Co.........................................................................        53,687
                                                                                                    ------------
                                                                                                         107,522
                                                                                                    ------------
           FINANCE - CONSUMER (0.7%)
      41   Beneficial Corp........................................................................         6,281
      48   Capital One Financial Corp.............................................................         5,961
      71   Countrywide Credit Industries, Inc.....................................................         3,603
      87   Green Tree Financial Corp..............................................................         3,725
     242   Household International, Inc...........................................................        12,039
     376   MBNA Corp..............................................................................        12,408
      71   Providian Financial Corp...............................................................         5,578
                                                                                                    ------------
                                                                                                          49,595
                                                                                                    ------------
           FINANCE - DIVERSIFIED (2.9%)
     346   American Express Co....................................................................        39,444
     190   American General Corp..................................................................        13,526

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES - S&P 500 INDEX PORTFOLIO OF INVESTMENTS JUNE 30, 1998 (UNAUDITED) CONTINUED

NUMBER OF
 SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------
     260   Associates First Capital Corp. (Class A)...............................................  $     19,987
     778   Fannie Mae.............................................................................        47,263
     509   Freddie Mac............................................................................        23,955
      64   MBIA Inc...............................................................................         4,792
      86   MGIC Investment Corp...................................................................         4,907
     450   Morgan Stanley Dean Witter & Co. (Note 4)..............................................        41,119
     125   SLM Holding Corp.......................................................................         6,125
     147   SunAmerica Inc.........................................................................         8,443
                                                                                                    ------------
                                                                                                         209,561
                                                                                                    ------------
           FOODS (2.3%)
     217   BestFoods..............................................................................        12,600
     341   Campbell Soup Co.......................................................................        18,116
     360   ConAgra, Inc...........................................................................        11,407
     119   General Mills, Inc.....................................................................         8,137
     274   Heinz (H.J.) Co........................................................................        15,378
     107   Hershey Foods Corp.....................................................................         7,383
     307   Kellogg Co.............................................................................        11,532
      90   Quaker Oats Company (The)..............................................................         4,944
      79   Ralston-Ralston Purina Group...........................................................         9,228
     350   Sara Lee Corp..........................................................................        19,578
     480   Unilever N.V. (Netherlands)............................................................        37,890
      87   Wrigley (Wm.) Jr. Co. (Class A)........................................................         8,526
                                                                                                    ------------
                                                                                                         164,719
                                                                                                    ------------
           FOOTWEAR (0.2%)
     216   Nike, Inc. (Class B)...................................................................        10,516
      13   Reebok International Ltd. (United Kingdom)*............................................           360
                                                                                                    ------------
                                                                                                          10,876
                                                                                                    ------------
           GAMING, LOTTERY, & PARI-MUTUEL COMPANIES (0.1%)
      47   Harrah's Entertainment, Inc.*..........................................................         1,093
     135   Mirage Resorts, Inc.*..................................................................         2,877
                                                                                                    ------------
                                                                                                           3,970
                                                                                                    ------------
           GOLD & PRECIOUS METALS MINING (0.1%)
     243   Barrick Gold Corp. (Canada)............................................................         4,663
      56   Battle Mountain Gold Co................................................................           332
      98   Homestake Mining Co....................................................................         1,017
     117   Newmont Mining Corp....................................................................         2,764
     115   Placer Dome Inc. (Canada)..............................................................         1,351
                                                                                                    ------------
                                                                                                          10,127
                                                                                                    ------------
           HARDWARE & TOOLS (0.1%)
      62   Black & Decker Corp....................................................................         3,782
      67   Stanley Works..........................................................................         2,785
                                                                                                    ------------
                                                                                                           6,567
                                                                                                    ------------

NUMBER OF
 SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------
           HEALTHCARE - DIVERSIFIED (4.2%)
   1,158   Abbott Laboratories....................................................................  $     47,333
      30   Allergan, Inc..........................................................................         1,391
     984   American Home Products Corp............................................................        50,922
     746   Bristol-Myers Squibb Co................................................................        85,743
   1,009   Johnson & Johnson......................................................................        74,414
      34   Mallinckrodt Group, Inc................................................................         1,009
     615   Warner-Lambert Co......................................................................        42,666
                                                                                                    ------------
                                                                                                         303,478
                                                                                                    ------------
           HEALTHCARE - DRUGS (4.9%)
     831   Lilly (Eli) & Co.......................................................................        54,898
     896   Merck & Co., Inc.**....................................................................       119,840
     979   Pfizer, Inc.**.........................................................................       106,405
     381   Pharmacia & Upjohn, Inc................................................................        17,574
     550   Schering-Plough Corp...................................................................        50,394
                                                                                                    ------------
                                                                                                         349,111
                                                                                                    ------------
           HEALTHCARE - HMOS (0.2%)
     108   Humana, Inc.*..........................................................................         3,368
     145   United Healthcare Corp.................................................................         9,207
                                                                                                    ------------
                                                                                                          12,575
                                                                                                    ------------
           HEALTHCARE - LONG TERM (0.1%)
     300   Healthsouth Corp.*.....................................................................         8,006
      41   Manor Care, Inc........................................................................         1,576
                                                                                                    ------------
                                                                                                           9,582
                                                                                                    ------------
           HEALTHCARE - SPECIALIZED SERVICES (0.1%)
      65   ALZA Corp. (Class A)*..................................................................         2,811
                                                                                                    ------------
           HEAVY DUTY TRUCKS & PARTS (0.1%)
      52   Navistar International Corp.*..........................................................         1,501
      51   PACCAR, Inc............................................................................         2,655
                                                                                                    ------------
                                                                                                           4,156
                                                                                                    ------------
           HOME BUILDING (0.1%)
      45   Centex Corp............................................................................         1,699
       8   Fleetwood Enterprises, Inc.............................................................           320
       9   Kaufman & Broad Home Corp..............................................................           286
      10   Pulte Corp.............................................................................           299
                                                                                                    ------------
                                                                                                           2,604
                                                                                                    ------------
           HOSPITAL MANAGEMENT (0.3%)
     483   Columbia/HCA Healthcare Corp...........................................................        14,067
     231   Tenet Healthcare Corp.*................................................................         7,219
                                                                                                    ------------
                                                                                                          21,286
                                                                                                    ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES - S&P 500 INDEX PORTFOLIO OF INVESTMENTS JUNE 30, 1998 (UNAUDITED) CONTINUED

NUMBER OF
 SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------
           HOUSEHOLD FURNISHINGS & APPLIANCES (0.1%)
      61   Maytag Corp............................................................................  $      3,012
      49   Whirlpool Corp.........................................................................         3,369
                                                                                                    ------------
                                                                                                           6,381
                                                                                                    ------------
           HOUSEHOLD PRODUCTS - NON-DURABLE (2.0%)
      68   Clorox Co..............................................................................         6,485
     222   Colgate-Palmolive Co...................................................................        19,536
     165   Fort James Corp........................................................................         7,342
     418   Kimberly-Clark Corp....................................................................        19,176
   1,006   Procter & Gamble Co....................................................................        91,609
                                                                                                    ------------
                                                                                                         144,148
                                                                                                    ------------
           HOUSEWARES (0.2%)
     130   Fortune Brands, Inc....................................................................         4,997
     104   Newell Co..............................................................................         5,181
      97   Rubbermaid, Inc........................................................................         3,219
      14   Tupperware Corp........................................................................           394
                                                                                                    ------------
                                                                                                          13,791
                                                                                                    ------------
           INSURANCE BROKERS (0.3%)
     126   Aon Corp...............................................................................         8,852
     193   Marsh & McLennan Companies, Inc........................................................        11,634
                                                                                                    ------------
                                                                                                          20,486
                                                                                                    ------------
           INVESTMENT BANKING/BROKERAGE (0.6%)
      84   Bear Stearns Companies, Inc............................................................         4,778
      77   Lehman Brothers Holdings, Inc..........................................................         5,972
     260   Merrill Lynch & Co., Inc...............................................................        23,985
     174   Schwab (CHARLES) Corp..................................................................         5,655
                                                                                                    ------------
                                                                                                          40,390
                                                                                                    ------------
           INVESTMENT COMPANIES (0.1%)
     190   Franklin Resources, Inc................................................................        10,260
                                                                                                    ------------
           LEISURE TIME - PRODUCTS (0.2%)
      46   Brunswick Corp.........................................................................         1,139
      86   Hasbro, Inc............................................................................         3,381
     220   Mattel, Inc............................................................................         9,309
                                                                                                    ------------
                                                                                                          13,829
                                                                                                    ------------
           LIFE & HEALTH INSURANCE (0.5%)
     109   Aetna Inc..............................................................................         8,298
     122   Conseco, Inc...........................................................................         5,704
      80   Jefferson-Pilot Corp...................................................................         4,635
     105   Torchmark Corp.........................................................................         4,804
      41   Transamerica Corp......................................................................         4,720
      90   UNUM Corp..............................................................................         4,995
                                                                                                    ------------
                                                                                                          33,156
                                                                                                    ------------

NUMBER OF
 SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------
           LODGING - HOTELS (0.1%)
     161   Hilton Hotels Corp.....................................................................  $      4,589
     166   Marriott International, Inc............................................................         5,374
                                                                                                    ------------
                                                                                                           9,963
                                                                                                    ------------
           MACHINERY - DIVERSIFIED (0.6%)
      56   Case Corp..............................................................................         2,702
     275   Caterpillar, Inc.......................................................................        14,541
       9   Cincinnati Milacron, Inc...............................................................           219
      91   Cooper Industries, Inc.................................................................         4,999
     186   Deere & Co.............................................................................         9,835
     145   Dover Corp.............................................................................         4,966
      11   Harnischfeger Industries, Inc..........................................................           311
     108   Ingersoll-Rand Co......................................................................         4,759
       2   NACCO Industries, Inc. (Class A).......................................................           259
      29   Timken Co..............................................................................           894
                                                                                                    ------------
                                                                                                          43,485
                                                                                                    ------------
           MANUFACTURING - DIVERSIFIED (1.8%)
       7   Aeroquip-Vickers, Inc..................................................................           409
     424   AlliedSignal, Inc......................................................................        18,815
     151   Corning, Inc...........................................................................         5,247
      21   Crane Co...............................................................................         1,020
      54   Eaton Corp.............................................................................         4,199
     187   Illinois Tool Works Inc................................................................        12,471
      55   Johnson Controls, Inc..................................................................         3,145
     303   Minnesota Mining & Manufacturing Co....................................................        24,903
      32   National Service Industries, Inc.......................................................         1,628
     127   Tenneco, Inc...........................................................................         4,834
     123   Textron, Inc...........................................................................         8,818
     104   Thermo Electron Corp.*.................................................................         3,556
     437   Tyco International Ltd.................................................................        27,531
     172   United Technologies Corp...............................................................        15,910
                                                                                                    ------------
                                                                                                         132,486
                                                                                                    ------------
           MANUFACTURING - SPECIALIZED (0.2%)
      76   Avery Dennison Corp....................................................................         4,085
       6   Briggs & Stratton Corp.................................................................           225
      10   Millipore Corp.........................................................................           273
      58   Pall Corp..............................................................................         1,189
      72   Parker-Hannifin Corp...................................................................         2,745
      63   Sealed Air Corp.*......................................................................         2,315
                                                                                                    ------------
                                                                                                          10,832
                                                                                                    ------------
           MEDICAL PRODUCTS & SUPPLIES (0.9%)
      43   Bard (C.R.), Inc.......................................................................         1,637
      26   Bausch & Lomb, Inc.....................................................................         1,303
     211   Baxter International, Inc..............................................................        11,354
      80   Becton, Dickinson & Co.................................................................         6,210
      84   Biomet, Inc............................................................................         2,772

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES - S&P 500 INDEX PORTFOLIO OF INVESTMENTS JUNE 30, 1998 (UNAUDITED) CONTINUED

NUMBER OF
 SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------
     146   Boston Scientific Corp.*...............................................................  $     10,457
     113   Guidant Corp...........................................................................         8,058
     352   Medtronic, Inc.........................................................................        22,440
      39   St. Jude Medical, Inc.*................................................................         1,436
      57   U.S. Surgical Corp.....................................................................         2,601
                                                                                                    ------------
                                                                                                          68,268
                                                                                                    ------------
           METALS & MINING (0.1%)
       9   ASARCO, Inc............................................................................           200
      22   Cyprus Amax Minerals Co................................................................           292
      90   Freeport-McMoran Copper & Gold, Inc. (Class B).........................................         1,367
      77   Inco Ltd. (Canada).....................................................................         1,049
      27   Phelps Dodge Corp......................................................................         1,544
                                                                                                    ------------
                                                                                                           4,452
                                                                                                    ------------
           MULTI-LINE INSURANCE (2.3%)
     525   American International Group, Inc......................................................        76,650
     162   CIGNA Corp.............................................................................        11,178
      88   Hartford Financial Services Group Inc..................................................        10,065
      75   Lincoln National Corp..................................................................         6,853
      86   Loews Corp.............................................................................         7,493
     863   Travelers Group, Inc...................................................................        52,319
                                                                                                    ------------
                                                                                                         164,558
                                                                                                    ------------
           NATURAL GAS (0.6%)
      69   Coastal Corp...........................................................................         4,817
      54   Columbia Gas System, Inc...............................................................         3,004
      62   Consolidated Natural Gas Co............................................................         3,650
       5   Eastern Enterprises....................................................................           214
     246   Enron Corp.............................................................................        13,299
      36   NICOR, Inc.............................................................................         1,445
       7   ONEOK, Inc.............................................................................           279
       8   Peoples Energy Corp....................................................................           309
     180   Sempra Energy*.........................................................................         4,985
      72   Sonat, Inc.............................................................................         2,781
     318   Williams Companies, Inc................................................................        10,733
                                                                                                    ------------
                                                                                                          45,516
                                                                                                    ------------
           OFFICE EQUIPMENT & SUPPLIES (0.1%)
      21   Moore Corp. Ltd. (Canada)..............................................................           278
     205   Pitney Bowes, Inc......................................................................         9,866
                                                                                                    ------------
                                                                                                          10,144
                                                                                                    ------------
           OIL & GAS - EXPLORATION & PRODUCTION (0.2%)
      45   Anardarko Petroleum Corp...............................................................         3,023
      44   Apache Corp............................................................................         1,386
     115   Burlington Resources, Inc..............................................................         4,952
      22   Kerr-McGee Corp........................................................................         1,273
      49   Oryx Energy Co.*.......................................................................         1,084

NUMBER OF
 SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------
     163   Union Pacific Resources Group, Inc.....................................................  $      2,863
                                                                                                    ------------
                                                                                                          14,581
                                                                                                    ------------
           OIL & GAS - REFINING & MARKETING (0.1%)
      57   Ashland, Inc...........................................................................         2,943
      70   Sun Co., Inc...........................................................................         2,717
                                                                                                    ------------
                                                                                                           5,660
                                                                                                    ------------
           OIL & GAS DRILLING (0.7%)
     127   Baker Hughes, Inc......................................................................         4,389
     114   Dresser Industries, Inc................................................................         5,023
     197   Halliburton Co.........................................................................         8,779
      12   Helmerich & Payne, Inc.................................................................           267
      20   Rowan Companies, Inc.*.................................................................           389
     374   Schlumberger Ltd.......................................................................        25,549
      36   Western Atlas, Inc.*...................................................................         3,056
                                                                                                    ------------
                                                                                                          47,452
                                                                                                    ------------
           OIL INTEGRATED - DOMESTIC (0.7%)
      59   Amerada Hess Corp......................................................................         3,204
     241   Atlantic Richfield Co..................................................................        18,828
     276   Occidental Petroleum Corp..............................................................         7,452
      22   Pennzoil Co............................................................................         1,114
     196   Phillips Petroleum Co..................................................................         9,445
     157   Unocal Corp............................................................................         5,613
     217   USX-Marathon Group.....................................................................         7,446
                                                                                                    ------------
                                                                                                          53,102
                                                                                                    ------------
           OIL INTEGRATED - INTERNATIONAL (5.0%)
     720   Amoco Corp.............................................................................        29,970
     491   Chevron Corp...........................................................................        40,784
   1,835   Exxon Corp.**..........................................................................       130,858
     586   Mobil Corp.............................................................................        44,902
   1,608   Royal Dutch Petroleum Co. (ADR) (Netherlands)..........................................        88,139
     406   Texaco, Inc............................................................................        24,233
                                                                                                    ------------
                                                                                                         358,886
                                                                                                    ------------
           PAPER & FOREST PRODUCTS (0.4%)
      13   Boise Cascade Corp.....................................................................           426
      63   Champion International Corp............................................................         3,099
      69   Georgia-Pacific Corp...................................................................         4,067
     231   International Paper Co.................................................................         9,933
      51   Louisiana-Pacific Corp.................................................................           931
      49   Mead Corp..............................................................................         1,556
       7   Potlatch Corp..........................................................................           294
      47   Westvaco Corp..........................................................................         1,328
     149   Weyerhaeuser Co........................................................................         6,882
      84   Willamette Industries, Inc.............................................................         2,688
                                                                                                    ------------
                                                                                                          31,204
                                                                                                    ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES - S&P 500 INDEX PORTFOLIO OF INVESTMENTS JUNE 30, 1998 (UNAUDITED) CONTINUED

NUMBER OF
 SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------
           PERSONAL CARE (0.8%)
      13   Alberto-Culver Co. (Class B)...........................................................  $        377
      99   Avon Products, Inc.....................................................................         7,673
     843   Gillette Co............................................................................        47,788
                                                                                                    ------------
                                                                                                          55,838
                                                                                                    ------------
           PHOTOGRAPHY/IMAGING (0.6%)
     242   Eastman Kodak Co.......................................................................        17,681
      62   IKON Office Solutions, Inc.............................................................           903
      10   Polaroid Corp..........................................................................           356
     246   Xerox Corp.............................................................................        25,000
                                                                                                    ------------
                                                                                                          43,940
                                                                                                    ------------
           PROPERTY - CASUALTY INSURANCE (1.1%)
     315   Allstate Corp..........................................................................        28,842
     126   Chubb Corp.............................................................................        10,127
     109   Cincinnati Financial Corp..............................................................         4,210
      57   General Re Corp........................................................................        14,450
      54   Progressive Corp.......................................................................         7,614
     106   SAFECO Corp............................................................................         4,810
     176   St. Paul Companies, Inc................................................................         7,403
                                                                                                    ------------
                                                                                                          77,456
                                                                                                    ------------
           PUBLISHING (0.2%)
      61   Dow Jones & Co., Inc...................................................................         3,401
      65   McGraw-Hill, Inc.......................................................................         5,302
      24   Meredith Corp..........................................................................         1,127
      67   Times Mirror Co. (Class A).............................................................         4,213
                                                                                                    ------------
                                                                                                          14,043
                                                                                                    ------------
           PUBLISHING - NEWSPAPER (0.4%)
     213   Gannett Co., Inc.......................................................................        15,136
      51   Knight-Ridder, Inc.....................................................................         2,808
      62   New York Times Co. (Class A)...........................................................         4,914
      79   Tribune Co.............................................................................         5,436
                                                                                                    ------------
                                                                                                          28,294
                                                                                                    ------------
           RAILROADS (0.5%)
     118   Burlington Northern Santa Fe Corp......................................................        11,586
     164   CSX Corp...............................................................................         7,462
     284   Norfolk Southern Corp..................................................................         8,467
     185   Union Pacific Corp.....................................................................         8,163
                                                                                                    ------------
                                                                                                          35,678
                                                                                                    ------------
           RESTAURANTS (0.6%)
      69   Darden Restaurants, Inc................................................................         1,095
     516   McDonald's Corp........................................................................        35,604
      99   TRICON Global Restaurants, Inc.*.......................................................         3,137
      61   Wendy's International, Inc.............................................................         1,434
                                                                                                    ------------
                                                                                                          41,270
                                                                                                    ------------

NUMBER OF
 SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------
           RETAIL (0.0%)
       1   Abercrombie & Fitch Co. (Class A)*.....................................................  $         44
                                                                                                    ------------
           RETAIL - BUILDING SUPPLIES (0.8%)
     551   Home Depot, Inc........................................................................        45,767
     262   Lowe's Companies, Inc..................................................................        10,627
     113   Sherwin-Williams Co....................................................................         3,743
                                                                                                    ------------
                                                                                                          60,137
                                                                                                    ------------
           RETAIL - COMPUTERS & ELECTRONICS (0.1%)
      64   Circuit City Stores, Inc...............................................................         3,000
      66   Tandy Corp.............................................................................         3,502
                                                                                                    ------------
                                                                                                           6,502
                                                                                                    ------------
           RETAIL - DEPARTMENT STORES (0.6%)
      70   Dillard's, Inc. (Class A)..............................................................         2,901
     158   Federated Department Stores, Inc.*.....................................................         8,502
      46   Harcourt General, Inc..................................................................         2,737
     173   May Department Stores Co...............................................................        11,332
      22   Mercantile Stores Co., Inc.............................................................         1,737
      50   Nordstrom, Inc.........................................................................         3,859
     188   Penney (J.C.) Co., Inc.................................................................        13,595
                                                                                                    ------------
                                                                                                          44,663
                                                                                                    ------------
           RETAIL - DRUG STORES (0.5%)
     288   CVS Corp...............................................................................        11,214
       9   Longs Drug Stores Corp.................................................................           260
     193   Rite Aid Corp..........................................................................         7,250
     373   Walgreen Co............................................................................        15,410
                                                                                                    ------------
                                                                                                          34,134
                                                                                                    ------------
           RETAIL - FOOD CHAINS (0.4%)
     184   Albertson's, Inc.......................................................................         9,534
     205   American Stores Co.....................................................................         4,958
      28   Giant Food, Inc. (Class A).............................................................         1,206
       9   Great Atlantic & Pacific Tea Co., Inc..................................................           298
     192   Kroger Co.*............................................................................         8,232
      97   Winn-Dixie Stores, Inc.................................................................         4,965
                                                                                                    ------------
                                                                                                          29,193
                                                                                                    ------------
           RETAIL - GENERAL MERCHANDISE (2.1%)
     162   Costco Companies, Inc.*................................................................        10,216
     328   Dayton Hudson Corp.....................................................................        15,908
     366   Kmart Corp.*...........................................................................         7,046
     293   Sears, Roebuck & Co....................................................................        17,891
   1,684   Wal-Mart Stores, Inc.**................................................................       102,303
                                                                                                    ------------
                                                                                                         153,364
                                                                                                    ------------
           RETAIL - SPECIALTY (0.2%)
      99   AutoZone, Inc.*........................................................................         3,162
      70   Consolidated Stores Corp.*.............................................................         2,538
      14   Pep Boys-Manny, Moe & Jack.............................................................           265

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES - S&P 500 INDEX PORTFOLIO OF INVESTMENTS JUNE 30, 1998 (UNAUDITED) CONTINUED

NUMBER OF
 SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------
     209   Toys 'R' Us, Inc.*.....................................................................  $      4,925
      63   Venator Group, Inc*....................................................................         1,205
                                                                                                    ------------
                                                                                                          12,095
                                                                                                    ------------
           RETAIL - SPECIALTY APPAREL (0.4%)
     295   Gap, Inc...............................................................................        18,179
     148   Limited (The), Inc.....................................................................         4,903
     208   TJX Companies, Inc.....................................................................         5,018
                                                                                                    ------------
                                                                                                          28,100
                                                                                                    ------------
           SAVINGS & LOAN COMPANIES (0.3%)
      71   Ahmanson (H.F.) & Co...................................................................         5,041
      43   Golden West Financial Corp.............................................................         4,571
     291   Washington Mutual, Inc.................................................................        12,600
                                                                                                    ------------
                                                                                                          22,212
                                                                                                    ------------
           SEMICONDUCTOR EQUIPMENT (0.1%)
     275   Applied Materials, Inc.*...............................................................         8,112
      39   KLA-Tencor Corp.*......................................................................         1,080
                                                                                                    ------------
                                                                                                           9,192
                                                                                                    ------------
           SPECIALTY PRINTING (0.1%)
      38   Deluxe Corp............................................................................         1,361
     106   Donnelley (R.R.) & Sons Co.............................................................         4,850
                                                                                                    ------------
                                                                                                           6,211
                                                                                                    ------------
           STEEL & IRON (0.1%)
     128   Allegheny Teledyne Inc.................................................................         2,928
      25   Armco, Inc.*...........................................................................           159
      27   Bethlehem Steel Corp.*.................................................................           336
      57   Nucor Corp.............................................................................         2,622
      40   USX-U.S. Steel Group, Inc..............................................................         1,320
      22   Worthington Industries, Inc............................................................           330
                                                                                                    ------------
                                                                                                           7,695
                                                                                                    ------------
           TELECOMMUNICATIONS - CELLULAR/WIRELESS (0.4%)
     429   AirTouch Communications, Inc.*.........................................................        25,070
     178   Nextel Communications, Inc. (Class A)*.................................................         4,417
                                                                                                    ------------
                                                                                                          29,487
                                                                                                    ------------
           TELECOMMUNICATIONS - LONG DISTANCE (2.2%)
   1,218   AT&T Corp..............................................................................        69,578
     543   MCI Communications Corp................................................................        31,528
     323   Sprint Corp............................................................................        22,772
     774   WorldCom, Inc.*........................................................................        37,394
                                                                                                    ------------
                                                                                                         161,272
                                                                                                    ------------
           TELEPHONES (3.6%)
     120   ALLTEL Corp............................................................................         5,580
     825   Ameritech Corp.........................................................................        37,022
   1,164   Bell Atlantic Corp.....................................................................        53,108

NUMBER OF
 SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------
     743   BellSouth Corp.........................................................................  $     49,874
     111   Frontier Corp..........................................................................         3,497
     722   GTE Corp...............................................................................        40,161
   1,379   SBC Communications, Inc................................................................        55,160
     376   U.S. West, Inc.........................................................................        17,687
                                                                                                    ------------
                                                                                                         262,089
                                                                                                    ------------
           TEXTILES & APPAREL (0.1%)
      34   Fruit of the Loom, Inc. (Class A)*.....................................................         1,128
      50   Liz Claiborne, Inc.....................................................................         2,613
       8   Russell Corp...........................................................................           242
      91   VF Corp................................................................................         4,687
                                                                                                    ------------
                                                                                                           8,670
                                                                                                    ------------
           TEXTILES - HOME FURNISHINGS (0.0%)
       5   Springs Industries, Inc. (Class A).....................................................           231
                                                                                                    ------------
           TOBACCO (1.0%)
   1,822   Philip Morris Companies, Inc...........................................................        71,741
     121   UST, Inc...............................................................................         3,267
                                                                                                    ------------
                                                                                                          75,008
                                                                                                    ------------
           TRUCKERS (0.0%)
      35   Ryder System, Inc......................................................................         1,105
                                                                                                    ------------
           UTILITIES - ELECTRIC (2.1%)
      89   Ameren Corp............................................................................         3,538
     124   American Electric Power Co.............................................................         5,626
      96   Baltimore Gas & Electric Co............................................................         2,982
     114   Carolina Power & Light Co..............................................................         4,945
     138   Central & South West Corp..............................................................         3,709
     103   CINergy Corp...........................................................................         3,605
     177   Consolidated Edison, Inc...............................................................         8,153
     127   Dominion Resources, Inc................................................................         5,175
     109   DTE Energy Co..........................................................................         4,401
     270   Duke Power Co..........................................................................        15,997
     272   Edison International...................................................................         8,041
     160   Entergy Corp...........................................................................         4,600
     150   FirstEnergy Corp.......................................................................         4,612
     136   FPL Group, Inc.........................................................................         8,568
      83   GPU, Inc...............................................................................         3,138
     192   Houston Industries, Inc................................................................         5,928
     125   Niagara Mohawk Power Corp.*............................................................         1,867
      98   Northern States Power Co...............................................................         2,805
     193   PacifiCorp.............................................................................         4,367
     167   PECO Energy Co.........................................................................         4,874
     286   PG & E Corp............................................................................         9,027
     126   PP&L Resources, Inc....................................................................         2,859
     151   Public Service Enterprise Group, Inc...................................................         5,200
     523   Southern Co............................................................................        14,481

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES - S&P 500 INDEX PORTFOLIO OF INVESTMENTS JUNE 30, 1998 (UNAUDITED) CONTINUED

NUMBER OF
 SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------
     210   Texas Utilities Co.....................................................................  $      8,741
     141   Unicom Corp............................................................................         4,944
                                                                                                    ------------
                                                                                                         152,183
                                                                                                    ------------
           WASTE MANAGEMENT (0.2%)
     138   Browning-Ferris Industries, Inc........................................................         4,796
     357   Waste Management, Inc..................................................................        12,495
                                                                                                    ------------
                                                                                                          17,291
                                                                                                    ------------

           TOTAL COMMON STOCKS
           (IDENTIFIED COST $6,444,947)...........................................................     6,589,721
                                                                                                    ------------

PRINCIPAL
AMOUNT IN
THOUSANDS
---------
           SHORT-TERM INVESTMENTS (16.7%)
           U.S. GOVERNMENT AGENCY (a)
$  1,200   Federal Home Loan Mortgage Corp. 5.85% due 07/01/98 (AMORTIZED COST $1,200,000)..........   1,200,000
                                                                                                      ----------

           TOTAL INVESTMENTS........................................................................   7,789,721
                                                                                                      ----------

 NUMBER                                         DESCRIPTION,
   OF                                          DELIVERY YEAR,
CONTRACTS                                        AND MONTH                                             VALUE
----------------------------------------------------------------------------------------------------------------
          FINANCIAL FUTURES (b) (0.0%)
          SHORT POSITION
      5   E-MINI S&P ES/September 1998............................................................  $       (665)
                                                                                                    ------------

TOTAL INVESTMENTS
(IDENTIFIED COST $7,644,947) (c)..........................................................  108.3 %     7,789,721

TOTAL FINANCIAL FUTURES...................................................................    0.0            (665)

LIABILITIES IN EXCESS OF OTHER ASSETS.....................................................   (8.3)       (596,691)
                                                                                            ------  -------------

NET ASSETS................................................................................  100.0 % $   7,192,365
                                                                                            ------  -------------
                                                                                            ------  -------------

---------------------

ADR  American Depository Receipt.
 *   Non-income producing security.
** Some or all of these securities are segregated in connection with open futures contracts.
(a) Security was purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(b) Value represents variation margin on open futures contracts at June 30, 1998. The market value of these futures contracts is $283,575 and the unrealized appreciation is $2,110.
(c) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $240,102 and the aggregate gross unrealized depreciation is $95,328, resulting in net unrealized appreciation of $144,774.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES - COMPETITIVE EDGE "BEST IDEAS"
PORTFOLIO OF INVESTMENTS JUNE 30, 1998 (UNAUDITED)

          NUMBER OF
            SHARES                                                                                      VALUE
----------------------------------------------------------------------------------------------------------------
                                COMMON AND PREFERRED STOCKS (85.2%)
                                AUSTRALIA (2.7%)
                                PUBLISHING & TELEVISION
                       70,000   News Corporation Ltd. (Pref.)......................................  $   495,535
                                                                                                     -----------

                                FINLAND (2.4%)
                                PAPER PRODUCTS
                       16,200   UPM-Kymmene Oyj....................................................      445,347
                                                                                                     -----------

                                FRANCE (9.7%)
                                ELECTRONICS - SEMICONDUCTORS/COMPONENTS
                        7,000   ST Microelectronics NV*............................................      489,125
                                                                                                     -----------
                                INSURANCE
                        3,860   AXA-UAP............................................................      433,171
                                                                                                     -----------
                                OIL - INTEGRATED
                        3,370   Total S.A. (B Shares)..............................................      437,135
                                                                                                     -----------
                                TIRE & RUBBER GOODS
                        7,200   Compagnie Generale des Etablissements Michelin (B Shares)..........      414,688
                                                                                                     -----------

                                TOTAL FRANCE.......................................................    1,774,119
                                                                                                     -----------

                                GERMANY (4.6%)
                                AUTOMOTIVE
                          430   Bayerische Motoren Werke (BMW) AG..................................      433,971
                                                                                                     -----------
                                MACHINERY - DIVERSIFIED
                        1,070   MAN AG.............................................................      416,568
                                                                                                     -----------
                                TOTAL GERMANY......................................................      850,539
                                                                                                     -----------
                                HONG KONG (2.4%)
                                BANKING
                       17,600   HSBC Holdings PLC..................................................      430,543
                                                                                                     -----------
                                JAPAN (2.3%)
                                PHOTOGRAPHY/IMAGING
                       12,000   Fuji Photo Film Co.................................................      416,979
                                                                                                     -----------

                                SINGAPORE (2.5%)
                                PAPER PRODUCTS
                       40,000   Asia Pulp & Paper Co., Ltd. (ADR)..................................      450,000
                                                                                                     -----------

          NUMBER OF
            SHARES                                                                                      VALUE
----------------------------------------------------------------------------------------------------------------
                                SWEDEN (2.3%)
                                MACHINERY - DIVERSIFIED
                       15,200   Sandvik AB (B Shares)..............................................  $   416,412
                                                                                                     -----------

                                SWITZERLAND (4.7%)
                                BANKING
                        1,200   UBS AG.............................................................      445,556
                                                                                                     -----------
                                CEMENT
                          330   Holderbank Financiere Glarus AG (B Shares).........................      419,289
                                                                                                     -----------

                                TOTAL SWITZERLAND..................................................      864,845
                                                                                                     -----------

                                UNITED KINGDOM (6.7%)
                                CONSUMER PRODUCTS
                       37,300   Unilever PLC.......................................................      396,822
                                                                                                     -----------
                                ENGINEERING & CONSTRUCTION
                       21,300   Siebe PLC..........................................................      425,147
                                                                                                     -----------
                                FOODS & BEVERAGES
                       35,000   Diageo PLC.........................................................      414,374
                                                                                                     -----------

                                TOTAL UNITED KINGDOM...............................................    1,236,343
                                                                                                     -----------

                                UNITED STATES (44.9%)
                                AIR FREIGHT
                        6,000   FDX Corp.*.........................................................      376,500
                                                                                                     -----------
                                AIRCRAFT & AEROSPACE
                        8,000   Boeing Co..........................................................      356,500
                                                                                                     -----------
                                BANKING
                        3,000   Citicorp...........................................................      447,750
                                                                                                     -----------
                                BEVERAGES
                        9,000   Coca-Cola Enterprises Inc..........................................      353,250
                                                                                                     -----------
                                CHEMICALS
                        5,000   Du Pont (E.I.) De Nemours & Co., Inc...............................      373,125
                                                                                                     -----------
                                COMMUNICATIONS - EQUIPMENT & SOFTWARE
                        4,000   Cisco Systems, Inc.*...............................................      368,250
                                                                                                     -----------
                                COMPUTER SOFTWARE
                        4,000   Microsoft Corp.....................................................      433,500
                                                                                                     -----------
                                CONSUMER PRODUCTS
                        5,000   Procter & Gamble Co................................................      455,312
                                                                                                     -----------
                                ELECTRICAL EQUIPMENT
                        6,000   Emerson Electric Co................................................      362,250
                        4,000   General Electric Co................................................      364,000
                                                                                                     -----------
                                                                                                         726,250
                                                                                                     -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES - COMPETITIVE EDGE "BEST IDEAS"
PORTFOLIO OF INVESTMENTS JUNE 30, 1998 (UNAUDITED) CONTINUED

          NUMBER OF
            SHARES                                                                                      VALUE
----------------------------------------------------------------------------------------------------------------
                                ELECTRONICS - SEMICONDUCTORS/COMPONENTS
                        5,000   Intel Corp.........................................................  $   370,312
                                                                                                     -----------
                                FINANCIAL SERVICES
                        4,000   American Express Co................................................      456,000
                                                                                                     -----------
                                MEDICAL EQUIPMENT
                        6,000   Medtronic, Inc.....................................................      382,500
                                                                                                     -----------
                                MEDICAL SERVICES
                        8,000   Quintiles Transnational Corp.*.....................................      393,000
                                                                                                     -----------
                                OIL - INTERNATIONAL
                        5,000   Chevron Corp.......................................................      415,312
                                                                                                     -----------
                                OIL DRILLING & SERVICES
                        8,000   Dresser Industries, Inc............................................      352,500
                        5,000   Schlumberger Ltd...................................................      341,563
                                                                                                     -----------
                                                                                                         694,063
                                                                                                     -----------
                                PHARMACEUTICALS
                        6,000   Lilly (Eli) & Co...................................................      396,375
                                                                                                     -----------
                                PUBLISHING & TELEVISION
                        4,000   Time Warner, Inc...................................................      341,750
                                                                                                     -----------
                                SPECIALTY PACKAGING
                           10   Sealed Air Corp.*..................................................          368
                                                                                                     -----------
                                TELEPHONE - LONG DISTANCE
                        6,000   AT&T Corp..........................................................      342,750
                                                                                                     -----------
                                TEMPORARY SERVICES
                        6,130   Manpower, Inc......................................................      175,854
                                                                                                     -----------
                                UTILITIES - ELECTRIC
                        7,000   AES Corp. (The)*...................................................      367,938
                                                                                                     -----------

                                TOTAL UNITED STATES................................................    8,226,659
                                                                                                     -----------

                                TOTAL COMMON AND PREFERRED STOCKS
                                (IDENTIFIED COST $15,604,644)......................................   15,607,321
                                                                                                     -----------

          PRINCIPAL
          AMOUNT IN
          THOUSANDS
         ------------
                                SHORT-TERM INVESTMENTS (18.6%)
                                U.S. GOVERNMENT AGENCY (a) (15.8%)
$                       2,900   Federal Home Loan Mortgage Corp. 5.85% due 07/01/98 (AMORTIZED COST
                                  $2,900,000)......................................................    2,900,000
                                                                                                     -----------

          PRINCIPAL
          AMOUNT IN
          THOUSANDS                                                                                     VALUE
----------------------------------------------------------------------------------------------------------------

                                REPURCHASE AGREEMENT (2.8%)
$                         518   The Bank of New York 5.50% due 07/01/98 (dated 06/30/98; proceeds
                                  $518,020) (b) (IDENTIFIED COST $517,941).........................  $   517,941
                                                                                                     -----------

                                TOTAL SHORT-TERM INVESTMENTS
                                (IDENTIFIED COST 3,417,941)........................................    3,417,941
                                                                                                     -----------

TOTAL INVESTMENTS
(IDENTIFIED COST $19,022,585) (c)..........................................................  103.8 %   19,025,262

LIABILITIES IN EXCESS OF CASH AND OTHER ASSETS.............................................   (3.8)      (707,790)
                                                                                             ------  ------------

NET ASSETS.................................................................................  100.0 % $ 18,317,472
                                                                                             ------  ------------
                                                                                             ------  ------------

---------------------

ADR  American Depository Receipt.
 *   Non-income producing security.
(a) Security was purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(b) Collateralized by $306,573 U.S. Treasury Bond 6.00% due 02/15/26 valued at $324,355 and $199,718 U.S. Treasury Note 6.25% due 03/31/99 valued at
     $203,945.
(c) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $488,593 and the aggregate gross unrealized depreciation is $485,916, resulting in net unrealized appreciation of $2,677.

FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT JUNE 30, 1998:

                    IN                 UNREALIZED
 CONTRACTS TO    EXCHANGE  DELIVERY  APPRECIATION/
    RECEIVE        FOR       DATE     DEPRECIATION
---------------------------------------------------
  AUD   104,038  $ 63,182  07/01/98  $      1,196
 FRF  1,719,149  $286,482  07/31/98        (2,770  )
  GBP   173,175  $289,566  07/01/98          (797  )
                                          -------
      Net unrealized
      depreciation.................  $     (2,371  )
                                          -------
                                          -------

CURRENCY ABBREVIATIONS:

AUD        Australian Dollar.
GBP        British Pound.
FRF        French Franc.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES - COMPETITIVE EDGE "BEST IDEAS"
SUMMARY OF INVESTMENTS JUNE 30, 1998 (UNAUDITED)

                                                                           PERCENT OF
INDUSTRY                                                         VALUE     NET ASSETS
-------------------------------------------------------------------------------------
Air Freight.................................................  $   376,500       2.0%
Aircraft & Aerospace........................................      356,500       1.9
Automotive..................................................      433,971       2.4
Banking.....................................................    1,323,849       7.2
Beverages...................................................      353,250       1.9
Cement......................................................      419,289       2.3
Chemicals...................................................      373,125       2.0
Communications - Equipment & Software.......................      368,250       2.0
Computer Software...........................................      433,500       2.3
Consumer Products...........................................      852,134       4.6
Electrical Equipment........................................      726,250       4.0
Electronics - Semiconductors/
  Components................................................      859,437       4.7
Engineering & Construction..................................      425,147       2.3
Financial Services..........................................      456,000       2.5
Foods & Beverages...........................................      414,374       2.3
Insurance...................................................      433,171       2.4
Machinery - Diversified.....................................      832,980       4.5
Medical Equipment...........................................      382,500       2.1
Medical Services............................................      393,000       2.1
Oil - Integrated............................................      437,135       2.4

                                                                           PERCENT OF
INDUSTRY                                                         VALUE     NET ASSETS
-------------------------------------------------------------------------------------
Oil - International.........................................  $   415,312       2.3%
Oil Drilling & Services.....................................      694,063       3.8
Paper Products..............................................      895,347       4.9
Pharmaceuticals.............................................      396,375       2.2
Photography/Imaging.........................................      416,979       2.3
Publishing & Television.....................................      837,285       4.6
Specialty Packaging.........................................          368       0.0
Telephone - Long Distance...................................      342,750       1.9
Temporary Services..........................................      175,854       1.0
Tire & Rubber Goods.........................................      414,688       2.3
U.S. Government Agency......................................    2,900,000      15.8
Utilities - Electric........................................      367,938       2.0
Repurchase Agreement........................................      517,941       2.8
                                                              -----------     -----
                                                              $19,025,262     103.8%
                                                              -----------     -----
                                                              -----------     -----

                                                                           PERCENT OF
TYPE OF INVESTMENT                                               VALUE     NET ASSETS
-------------------------------------------------------------------------------------
Common Stocks...............................................  $15,607,321      85.2%
Short-Term Investments......................................    3,417,941      18.6
                                                              -----------     -----
                                                              $19,025,262     103.8%
                                                              -----------     -----
                                                              -----------     -----

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES - STRATEGIST PORTFOLIO OF INVESTMENTS JUNE 30, 1998 (UNAUDITED)

NUMBER OF
 SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------
           COMMON STOCKS (67.7%)
           AEROSPACE & DEFENSE (2.4%)
  96,000   Cordant Technologies Inc...............................................................  $  4,428,000
  95,000   General Motors Corp. (Class H).........................................................     4,476,875
  60,500   Honeywell, Inc.........................................................................     5,055,531
                                                                                                    ------------
                                                                                                      13,960,406
                                                                                                    ------------
           ALUMINUM (0.6%)
  52,000   Aluminum Co. of America................................................................     3,428,750
                                                                                                    ------------
           APPLIANCES & HOUSEHOLD DURABLES (1.1%)
 125,000   Maytag Corp............................................................................     6,171,875
                                                                                                    ------------
           AUTOMOTIVE (2.6%)
 152,900   Chrysler Corp..........................................................................     8,619,737
 105,000   Ford Motor Co..........................................................................     6,195,000
                                                                                                    ------------
                                                                                                      14,814,737
                                                                                                    ------------
           BANKS (1.7%)
  64,000   NationsBank Corp.......................................................................     4,896,000
  14,050   Wells Fargo & Co.......................................................................     5,184,450
                                                                                                    ------------
                                                                                                      10,080,450
                                                                                                    ------------
           BANKS - MONEY CENTER (1.8%)
  66,600   Chase Manhattan Corp...................................................................     5,028,300
  37,400   Citicorp...............................................................................     5,581,950
                                                                                                    ------------
                                                                                                      10,610,250
                                                                                                    ------------
           BEVERAGES - SOFT DRINKS (0.7%)
 104,900   PepsiCo, Inc...........................................................................     4,320,569
                                                                                                    ------------
           BIOTECHNOLOGY (1.1%)
 236,000   BioChem Pharma Inc. (Canada)*..........................................................     6,224,500
   5,900   Clinichem Development Inc. (Canada)*...................................................        33,556
                                                                                                    ------------
                                                                                                       6,258,056
                                                                                                    ------------
           CHEMICALS (3.5%)
  67,000   Dow Chemical Co. ......................................................................     6,478,062
  60,000   Du Pont (E.I.) De Nemours & Co., Inc. .................................................     4,477,500
 147,300   Georgia Gulf Corp. ....................................................................     3,360,281
 104,200   Monsanto Co. ..........................................................................     5,822,175
                                                                                                    ------------
                                                                                                      20,138,018
                                                                                                    ------------
           COMMUNICATIONS EQUIPMENT (3.9%)
  76,650   Cisco Systems, Inc.*...................................................................     7,056,591
  92,800   Lucent Technologies Inc................................................................     7,719,800
  51,000   PMC - Sierra, Inc. (Canada)*...........................................................     2,384,250

NUMBER OF
 SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------
  72,100   Tellabs, Inc.*.........................................................................  $  5,159,656
                                                                                                    ------------
                                                                                                      22,320,297
                                                                                                    ------------
           COMPUTER SOFTWARE (1.7%)
  60,600   Microsoft Corp.*.......................................................................     6,567,525
  70,500   Network Associates, Inc.*..............................................................     3,370,781
                                                                                                    ------------
                                                                                                       9,938,306
                                                                                                    ------------
           COMPUTER SOFTWARE & SERVICES (0.6%)
 104,000   HBO & Co...............................................................................     3,666,000
                                                                                                    ------------
           COMPUTERS (3.1%)
  85,000   Dell Computer Corp.*...................................................................     7,883,750
 114,000   Gateway 2000, Inc.*....................................................................     5,771,250
  92,900   Sun Microsystems, Inc.*................................................................     4,035,344
                                                                                                    ------------
                                                                                                      17,690,344
                                                                                                    ------------
           CONSUMER PRODUCTS (0.2%)
  90,000   Oakley, Inc.*..........................................................................     1,170,000
                                                                                                    ------------
           ELECTRICAL EQUIPMENT (1.5%)
  50,000   Emerson Electric Co....................................................................     3,018,750
  59,200   General Electric Co....................................................................     5,387,200
                                                                                                    ------------
                                                                                                       8,405,950
                                                                                                    ------------
           ENTERTAINMENT (0.7%)
  38,000   Walt Disney Co. .......................................................................     3,992,375
                                                                                                    ------------
           FINANCIAL SERVICES (2.8%)
  50,000   American Express Co....................................................................     5,700,000
  87,300   Fannie Mae.............................................................................     5,303,475
  83,850   Travelers Group, Inc...................................................................     5,083,406
                                                                                                    ------------
                                                                                                      16,086,881
                                                                                                    ------------
           FOODS (1.1%)
 100,000   Aurora Foods, Inc.*....................................................................     2,112,500
  60,300   General Mills, Inc. ...................................................................     4,123,012
                                                                                                    ------------
                                                                                                       6,235,512
                                                                                                    ------------
           HEALTHCARE - HMOS (0.9%)
  50,000   United Healthcare Corp. ...............................................................     3,175,000
  30,000   Wellpoint Health Networks, Inc.*.......................................................     2,220,000
                                                                                                    ------------
                                                                                                       5,395,000
                                                                                                    ------------
           HOUSEHOLD PRODUCTS (1.5%)
  57,800   Colgate-Palmolive Co...................................................................     5,086,400
 112,500   Rubbermaid, Inc........................................................................     3,733,594
                                                                                                    ------------
                                                                                                       8,819,994
                                                                                                    ------------
           INSURANCE (3.9%)
 124,500   Ace, Ltd. (Bermuda)....................................................................     4,855,500
  38,500   American International Group, Inc......................................................     5,621,000

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES - STRATEGIST PORTFOLIO OF INVESTMENTS JUNE 30, 1998 (UNAUDITED) CONTINUED

NUMBER OF
 SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------
 100,000   Conseco, Inc...........................................................................  $  4,675,000
  96,000   Equitable Companies, Inc...............................................................     7,194,000
                                                                                                    ------------
                                                                                                      22,345,500
                                                                                                    ------------
           INTERNET (1.9%)
 100,600   America Online, Inc.*..................................................................    10,663,600
                                                                                                    ------------
           MEDIA GROUP (2.5%)
  64,500   Clear Channel Communications, Inc.*....................................................     7,038,562
 170,000   MediaOne Group Inc.*...................................................................     7,469,408
                                                                                                    ------------
                                                                                                      14,507,970
                                                                                                    ------------
           MEDICAL EQUIPMENT (0.5%)
  45,000   Perkin-Elmer Corp......................................................................     2,798,437
                                                                                                    ------------
           METALS - MISCELLANEOUS (0.7%)
  75,000   Phelps Dodge Corp......................................................................     4,289,062
                                                                                                    ------------
           OIL - DOMESTIC (1.9%)
  85,000   Amerada Hess Corp......................................................................     4,616,562
  80,600   Atlantic Richfield Co..................................................................     6,296,875
                                                                                                    ------------
                                                                                                      10,913,437
                                                                                                    ------------
           OIL INTEGRATED - INTERNATIONAL (3.5%)
  65,000   Chevron Corp...........................................................................     5,399,063
  79,700   Exxon Corp.............................................................................     5,683,606
  70,200   Mobil Corp.............................................................................     5,379,075
  65,700   Texaco, Inc............................................................................     3,921,469
                                                                                                    ------------
                                                                                                      20,383,213
                                                                                                    ------------
           PAPER PRODUCTS (1.1%)
 124,200   Champion International Corp............................................................     6,109,088
                                                                                                    ------------
           PHARMACEUTICALS (4.6%)
 128,600   Abbott Laboratories....................................................................     5,256,525
 112,600   American Home Products Corp............................................................     5,827,050
  68,400   Johnson & Johnson......................................................................     5,044,500
  66,600   Lilly (Eli) & Co. .....................................................................     4,399,763
  87,300   Warner-Lambert Co......................................................................     6,056,438
                                                                                                    ------------
                                                                                                      26,584,276
                                                                                                    ------------
           POLLUTION CONTROL (0.3%)
  50,000   Waste Management, Inc..................................................................     1,750,000
                                                                                                    ------------
           PROPERTY - CASUALTY INSURANCE (1.0%)
  70,400   Chubb Corp.............................................................................     5,658,400
                                                                                                    ------------
           RAILROAD EQUIPMENT (0.2%)
  31,000   Trinity Industries, Inc................................................................     1,286,500
                                                                                                    ------------

NUMBER OF
 SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------
           RETAIL - DEPARTMENT STORES (1.8%)
 265,000   Kmart Corp.*...........................................................................  $  5,101,250
  77,300   May Department Stores Co...............................................................     5,063,150
                                                                                                    ------------
                                                                                                      10,164,400
                                                                                                    ------------
           RETAIL - SPECIALTY (4.9%)
 122,400   Bed Bath & Beyond, Inc.*...............................................................     6,341,850
 106,000   Costco Companies, Inc.*................................................................     6,684,625
  76,300   Home Depot, Inc........................................................................     6,337,669
  68,300   Payless ShoeSource, Inc.*..............................................................     5,032,856
 120,000   Pier 1 Imports, Inc. ..................................................................     2,865,000
  30,000   Williams-Sonoma, Inc.*.................................................................       954,375
                                                                                                    ------------
                                                                                                      28,216,375
                                                                                                    ------------
           RETAIL - SPECIALTY APPAREL (1.3%)
 125,700   Gap, Inc...............................................................................     7,746,263
                                                                                                    ------------
           SAVINGS & LOAN ASSOCIATIONS (1.5%)
  46,000   Golden West Financial Corp.............................................................     4,890,375
  90,450   Washington Mutual, Inc.................................................................     3,923,269
                                                                                                    ------------
                                                                                                       8,813,644
                                                                                                    ------------
           SEMICONDUCTORS (0.6%)
  45,000   Intel Corp.............................................................................     3,332,813
                                                                                                    ------------
           STEEL & IRON (0.3%)
  40,000   Nucor Corp.............................................................................     1,840,000
                                                                                                    ------------
           TELECOMMUNICATIONS - LONG DISTANCE (0.4%)
  60,000   Qwest Communications International, Inc.*..............................................     2,088,750
                                                                                                    ------------
           TOBACCO (0.7%)
 100,000   Philip Morris Companies, Inc...........................................................     3,937,500
                                                                                                    ------------
           TRANSPORTATION - MISCELLANEOUS (0.6%)
 101,000   Airborne Freight Corp..................................................................     3,528,688
                                                                                                    ------------

           TOTAL COMMON STOCKS
           (IDENTIFIED COST $276,051,607).........................................................   390,461,686
                                                                                                    ------------

PRINCIPAL
AMOUNT IN
THOUSANDS
---------
           CORPORATE BONDS (9.9%)
           AEROSPACE & DEFENSE (0.6%)
$  1,000   Honeywell, Inc.
             6.625% due 06/15/28..........................................................     1,012,240
   1,000   Northrop-Grumman Corp.
             7.875% due 03/01/26..........................................................     1,139,810

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES - STRATEGIST PORTFOLIO OF INVESTMENTS JUNE 30, 1998 (UNAUDITED) CONTINUED

PRINCIPAL
AMOUNT IN
THOUSANDS                                                                                      VALUE
--------------------------------------------------------------------------------------------------------
$  1,000   Raytheon Co.
             7.20% due 08/15/27...........................................................  $  1,067,450
                                                                                            ------------
                                                                                               3,219,500
                                                                                            ------------
           AIRLINES (0.2%)
   1,000   Continental Airlines, Inc. (Series 981A)
             6.648% due 03/15/19..........................................................     1,020,100
                                                                                            ------------
           BANKS (1.7%)
   1,000   Amsouth Bank of Alabama
             6.45% due 02/01/18...........................................................     1,003,160
   1,000   BB&T Corp.
             6.375% due 06/30/05..........................................................     1,000,400
   1,240   Compass Trust I (Series A)
             8.23% due 01/15/27...........................................................     1,361,359
   2,000   MBNA Capital I (Series A)
             8.278% due 12/01/26..........................................................     2,149,140
   1,000   Mercantile Bancorporation, Inc.
             7.30% due 06/15/07...........................................................     1,062,340
   2,000   St. Paul Bancorp, Inc.
             7.125% due 02/15/04..........................................................     2,061,860
   1,000   Wilmington Trust Corp.
             6.625% due 05/01/08..........................................................     1,019,440
                                                                                            ------------
                                                                                               9,657,699
                                                                                            ------------
           BANKS - THRIFT INSTITUTIONS (0.2%)
   1,000   Long Island Savings Bank
             6.20% due 04/02/01...........................................................       998,800
                                                                                            ------------
           BROKERAGE (0.5%)
   1,000   Credit Suisse First Boston NY - 144A**
             6.50% due 05/01/08...........................................................     1,017,730
   2,000   Paine Webber Group, Inc.
             6.55% due 04/15/08...........................................................     2,001,960
                                                                                            ------------
                                                                                               3,019,690
                                                                                            ------------
           BUILDING MATERIALS (0.3%)
   1,500   Masco Corp
             7.125% due 08/15/13..........................................................     1,607,070
                                                                                            ------------
           CHEMICALS (0.3%)
   1,900   Solutia, Inc.
             7.375% due 10/15/27..........................................................     1,998,648
                                                                                            ------------
           COMPUTER SOFTWARE (0.2%)
   1,000   Computer Associates International - 144A**
             6.375% due 04/15/05..........................................................       992,170
                                                                                            ------------

PRINCIPAL
AMOUNT IN
THOUSANDS                                                                                      VALUE
--------------------------------------------------------------------------------------------------------
           FINANCE (0.3%)
$  2,000   Household Finance Corp.
             6.40% due 06/17/08...........................................................  $  1,994,920
                                                                                            ------------
           FINANCIAL SERVICES (1.9%)
   2,000   Arkwright CSN Trust - 144A**
             9.625% due 08/15/26..........................................................     2,402,500
   3,000   Centura Capital Trust I - 144A**
             8.845% due 06/01/27..........................................................     3,401,250
   3,000   Markel Capital Trust I (Series B)
             8.71% due 01/01/46...........................................................     3,287,220
   2,000   Orion Capital Trust I
             8.73% due 01/01/37...........................................................     2,152,980
                                                                                            ------------
                                                                                              11,243,950
                                                                                            ------------
           INDUSTRIALS (0.2%)
   1,000   Lexmark International Inc.
             6.75% due 05/15/08...........................................................     1,003,120
                                                                                            ------------
           INSURANCE (0.5%)
   1,000   CNA Financial Corp.
             6.50% due 04/15/05...........................................................     1,002,840
   1,000   Conseco, Inc.
             6.80% due 06/15/05...........................................................       999,040
   1,000   Terra Nova Ins (United Kingdom) Holding - 144A**
             7.00% due 05/15/08...........................................................     1,020,980
                                                                                            ------------
                                                                                               3,022,860
                                                                                            ------------
           MANUFACTURING (0.3%)
   2,000   Tyco International Group SA (Luxembourg)
             6.375% due 06/15/05..........................................................     2,005,280
                                                                                            ------------
           MEDIA GROUP (0.4%)
   2,000   News America Inc.- 144A**
             7.30% due 04/30/28...........................................................     2,050,000
                                                                                            ------------
           RAILROADS (0.4%)
   1,966   Southern Pacific Co. (Series B)
             7.28% due 04/30/15...........................................................     2,081,664
                                                                                            ------------
           RETAIL (0.5%)
   1,000   Neiman Marcus Group Inc.
             7.125% due 06/01/28..........................................................     1,031,950
   1,000   Penny (J.C.) Co., Inc.
             7.625% due 03/01/97..........................................................     1,095,120
   1,000   Tommy Hilfiger USA Inc.
             6.50% due 06/01/03...........................................................     1,000,900
                                                                                            ------------
                                                                                               3,127,970
                                                                                            ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES - STRATEGIST PORTFOLIO OF INVESTMENTS JUNE 30, 1998 (UNAUDITED) CONTINUED

PRINCIPAL
AMOUNT IN
THOUSANDS                                                                                      VALUE
--------------------------------------------------------------------------------------------------------
           RETAIL - DEPARTMENT STORES (0.5%)
$  2,500   Shopko Stores, Inc.
             8.50% due 03/15/02...........................................................  $  2,664,825
                                                                                            ------------
           TELECOMMUNICATIONS (0.4%)
   1,000   GTE Corp.
             6.84% due 04/15/18...........................................................     1,004,060
   1,000   GTE Corp.
             8.75% due 11/01/21...........................................................     1,223,480
                                                                                            ------------
                                                                                               2,227,540
                                                                                            ------------
           UTILITIES (0.3%)
   1,000   Energen Corp.
             7.125% due 02/15/28..........................................................     1,037,060
   1,000   United Utilities Corp. (United Kingdom)
             6.45% due 04/01/08...........................................................       995,970
                                                                                            ------------
                                                                                               2,033,030
                                                                                            ------------
           UTILITIES - ELECTRIC (0.2%)
   1,000   Western Resources, Inc.
             6.875% due 08/01/04..........................................................     1,024,620
                                                                                            ------------

           TOTAL CORPORATE BONDS
           (IDENTIFIED COST $55,523,655)..................................................    56,993,456
                                                                                            ------------

           U.S. GOVERNMENT & AGENCY OBLIGATIONS (9.7%)
           Federal National Mortgage Assoc.
   1,000     5.75% due 04/15/03...........................................................       999,640
   2,000     5.75% due 06/15/05...........................................................     1,994,680
   3,000     5.75% due 02/15/08...........................................................     2,985,630
           U.S. Treasury Bond
   1,800     6.125% due 11/15/27..........................................................     1,926,846
   2,400     6.625% due 02/15/27..........................................................     2,709,024

PRINCIPAL
AMOUNT IN
THOUSANDS                                                                                      VALUE
--------------------------------------------------------------------------------------------------------

           U.S. Treasury Note
$  2,000     5.625% due 11/30/00..........................................................  $  2,003,860
   2,000     5.75% due 08/15/03...........................................................     2,021,000
   2,000     5.875% due 02/28/99..........................................................     2,004,380
  13,000     6.00% due 09/30/98...........................................................    13,021,320
   1,000     6.25% due 02/28/02...........................................................     1,021,600
   1,000     6.25% due 02/15/03...........................................................     1,028,540
   2,000     6.375% due 05/15/99..........................................................     2,014,100
   1,500     6.50% due 04/30/99...........................................................     1,511,700
   2,000     6.50% due 08/15/05...........................................................     2,110,240
   7,000     6.875% due 08/31/99..........................................................     7,104,160
   5,000     6.875% due 03/31/00..........................................................     5,110,400
   4,000     6.875% due 05/15/06..........................................................     4,330,160
   2,000     7.25% due 05/15/04...........................................................     2,169,440
                                                                                            ------------

           TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
           (IDENTIFIED COST $55,981,906)..................................................    56,066,720
                                                                                            ------------

           SHORT-TERM INVESTMENTS (13.4%)
           U.S. GOVERNMENT AGENCIES (a) (12.7%)
  16,000   Federal Farm Credit Bank 5.38% due 07/09/98....................................    15,980,871
   3,900   Federal Home Loan Banks 5.40% due 07/01/98.....................................     3,900,000
  20,000   Federal Home Loan Mortgage Corp. 5.45% due 07/10/98............................    19,972,750
  33,223   Federal National Mortgage Assoc. 5.44-5.46% due 07/06/98-07/17/98..............    33,165,775
                                                                                            ------------

           TOTAL U.S. GOVERNMENT AGENCIES
           (AMORTIZED COST $73,019,396)...................................................    73,019,396
                                                                                            ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES - STRATEGIST PORTFOLIO OF INVESTMENTS JUNE 30, 1998 (UNAUDITED) CONTINUED

PRINCIPAL
AMOUNT IN
THOUSANDS                                                                                      VALUE
--------------------------------------------------------------------------------------------------------
           REPURCHASE AGREEMENT (0.7%)
$  4,266   The Bank of New York 5.50% due 07/01/98 (dated 06/30/98; proceeds $4,266,595)
             (b)
             (IDENTIFIED COST $4,265,943).................................................  $  4,265,943
                                                                                            ------------

           TOTAL SHORT-TERM INVESTMENTS
           (IDENTIFIED COST $77,285,339)..................................................    77,285,339
                                                                                            ------------

TOTAL INVESTMENTS
(IDENTIFIED COST $464,842,507) (c)........................................................  100.7 %   580,807,201

LIABILITIES IN EXCESS OF OTHER ASSETS.....................................................   (0.7)     (4,239,558)
                                                                                            ------  -------------

NET ASSETS................................................................................  100.0 % $ 576,567,643
                                                                                            ------  -------------
                                                                                            ------  -------------

---------------------

 *   Non-income producing security.
**   Resale is restricted to qualified institutional investors.
(a) Securities were purchased on a discount basis. The interest rates shown have been adjusted to reflect a money market equivalent yield.
(b) Collateralized by $1,975,771 U.S. Treasury Bond 7.125% due 02/15/23 valued at $2,379,894 and by $1,940,655 U.S. Treasury Note 5.375% due 02/15/01
     valued at $1,971,368.
(c) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $120,779,590 and the aggregate gross unrealized depreciation is $4,814,896, resulting in net unrealized appreciation of $115,964,694.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES
FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 1998 (UNAUDITED)

                                   MONEY         QUALITY           HIGH                          INCOME        DIVIDEND
                                   MARKET      INCOME PLUS        YIELD         UTILITIES        BUILDER        GROWTH
--------------------------------------------------------------------------------------------------------------------------
ASSETS:
Investments in securities, at
  value *.....................  $352,225,052  $  490,887,753  $  420,417,388  $  484,122,492   $89,102,655  $2,167,918,464
Cash..........................        10,112         260,107        --                25,001       --             --
Receivable for:
    Investments sold..........       --            8,993,000       5,283,071        --              97,515       7,949,892
    Shares of beneficial
      interest sold...........       369,879         132,795         319,960         281,654       195,658       3,633,026
    Dividends.................       --             --              --             1,044,847       144,542       3,204,121
    Interest..................       674,772       7,526,933       8,023,833         894,287       428,912         479,869
    Foreign withholding taxes
      reclaimed...............       --             --              --                 8,731       --             --
Prepaid expenses and other
  assets......................         1,267           1,188           2,129           1,009         1,908           4,943
Unrealized appreciation on
  open forward foreign
  currency contracts..........       --             --              --              --             --             --
Receivable from affiliate.....       --             --              --              --             --             --
                                ------------  --------------  --------------  --------------   -----------  --------------
     TOTAL ASSETS.............   353,281,082     507,801,776     434,046,381     486,378,021    89,971,190   2,183,190,315
                                ------------  --------------  --------------  --------------   -----------  --------------
LIABILITIES:
Payable for:
    Investments purchased.....       --           12,935,052      13,026,083        --             992,660       6,546,984
    Shares of beneficial
      interest repurchased....     3,022,140         460,536         239,615         202,734        33,897       1,390,750
    Compensated foreign
      currency contracts......       --             --              --              --             --             --
    Variation margin on
      futures contracts.......       --             --              --              --             --             --
    Investment management
      fee.....................       155,107         216,328         182,970         274,247        57,058         977,447
Payable to bank...............       --             --              --              --             --             --
Accrued expenses and other
  payables....................        33,381          52,140          32,593          28,053        14,093          89,192
                                ------------  --------------  --------------  --------------   -----------  --------------
     TOTAL LIABILITIES........     3,210,628      13,664,056      13,481,261         505,034     1,097,708       9,004,373
                                ------------  --------------  --------------  --------------   -----------  --------------
NET ASSETS:
Paid-in-capital...............   350,070,431     489,007,491     510,970,197     305,922,756    84,543,695   1,568,536,873
Accumulated undistributed net
  investment income (loss)....            23             451         159,071           1,274         9,713           1,202
Accumulated undistributed net
  realized gain (loss)........       --          (18,661,309)    (65,585,328)      7,659,165       688,372     123,843,990
Net unrealized appreciation
  (depreciation)..............       --           23,791,087     (24,978,820)    172,289,792     3,631,702     481,803,877
                                ------------  --------------  --------------  --------------   -----------  --------------
     NET ASSETS...............  $350,070,454  $  494,137,720  $  420,565,120  $  485,872,987   $88,873,482  $2,174,185,942
                                ------------  --------------  --------------  --------------   -----------  --------------
                                ------------  --------------  --------------  --------------   -----------  --------------
     *IDENTIFIED COST.........  $352,225,052  $  467,096,666  $  445,396,208  $  311,832,700   $85,470,953  $1,686,114,587
                                ------------  --------------  --------------  --------------   -----------  --------------
                                ------------  --------------  --------------  --------------   -----------  --------------
     SHARES OF BENEFICIAL
     INTEREST OUTSTANDING.....   350,070,431      45,339,654      70,013,076      25,304,237     7,424,325     100,927,668
                                ------------  --------------  --------------  --------------   -----------  --------------
                                ------------  --------------  --------------  --------------   -----------  --------------
NET ASSET VALUE PER SHARE
(UNLIMITED AUTHORIZED SHARES
OF $.01 PAR VALUE)............         $1.00          $10.90           $6.01          $19.20        $11.97          $21.54
                                ------------  --------------  --------------  --------------   -----------  --------------
                                ------------  --------------  --------------  --------------   -----------  --------------

------------------

**   Includes foreign cash of $1,539, $10,906 and $76,894, respectively.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES
FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES

JUNE 30, 1998 (UNAUDITED)
                                                 GLOBAL
                                  CAPITAL       DIVIDEND      EUROPEAN      PACIFIC      CAPITAL                     S&P 500
                                   GROWTH        GROWTH        GROWTH       GROWTH     APPRECIATION     EQUITY        INDEX
------------------------------------------------------------------------------------------------------------------------------
ASSETS:
Investments in securities, at
  value *.....................  $144,776,147  $521,802,619  $517,703,972  $49,364,917  $36,116,167  $1,007,977,532  $7,789,721
Cash..........................       --            418,062       887,267**   2,223,547**     --           --            21,990
Receivable for:
    Investments sold..........     3,155,728     1,845,551     1,372,709      291,918    2,176,282      14,810,252         310
    Shares of beneficial
      interest sold...........        63,029       246,011       616,550    1,775,447       36,918       1,512,520     306,155
    Dividends.................        20,725     1,375,624       797,185      114,169        2,413         462,369       4,569
    Interest..................           103         4,793         7,778       32,665          246         254,314      --
    Foreign withholding taxes
      reclaimed...............       --            473,532       835,353      --           --              159,066      --
Prepaid expenses and other
  assets......................            44         1,112           915          533           12           1,842      --
Unrealized appreciation on
  open forward foreign
  currency contracts..........       --            --            --            19,802      --             --            --
Receivable from affiliate.....       --            --            --           --            11,185        --             3,991
                                ------------  ------------  ------------  -----------  -----------  --------------  ----------
     TOTAL ASSETS.............   148,015,776   526,167,304   522,221,729   53,822,998   38,343,223   1,025,177,895   8,126,736
                                ------------  ------------  ------------  -----------  -----------  --------------  ----------
LIABILITIES:
Payable for:
    Investments purchased.....     2,680,137     2,421,459       --           703,196    1,339,188      12,772,126     929,519
    Shares of beneficial
      interest repurchased....        83,882       305,236       771,181       60,753       28,991         392,244         196
    Compensated foreign
      currency contracts......       --            --            --           267,337      --             --            --
    Variation margin on
      futures contracts.......       --            --            --           --           --             --               665
    Investment management
      fee.....................        80,599       342,177       447,430       45,554      --              423,905      --
Payable to bank...............       --            --            --           --           --             --            --
Accrued expenses and other
  payables....................        17,029       123,612        71,573       53,589       11,191          33,226       3,991
                                ------------  ------------  ------------  -----------  -----------  --------------  ----------
     TOTAL LIABILITIES........     2,861,647     3,192,484     1,290,184    1,130,429    1,379,370      13,621,501     934,371
                                ------------  ------------  ------------  -----------  -----------  --------------  ----------
NET ASSETS:
Paid-in-capital...............   105,657,905   458,285,689   328,684,704  116,790,606   34,427,009     734,776,774   7,030,770
Accumulated undistributed net
  investment income (loss)....      (220,715)      --          3,468,436      301,240      164,100              89      11,209
Accumulated undistributed net
  realized gain (loss)........    11,268,096    17,551,301    28,540,499  (45,214,368)  (1,349,658)     75,175,814       3,502
Net unrealized appreciation
  (depreciation)..............    28,448,843    47,137,830   160,237,906  (19,184,909)   3,722,402     201,603,717     146,884
                                ------------  ------------  ------------  -----------  -----------  --------------  ----------
     NET ASSETS...............  $145,154,129  $522,974,820  $520,931,545  $52,692,569  $36,963,853  $1,011,556,394  $7,192,365
                                ------------  ------------  ------------  -----------  -----------  --------------  ----------
                                ------------  ------------  ------------  -----------  -----------  --------------  ----------
     *IDENTIFIED COST.........  $116,327,304  $474,665,940  $357,451,800  $68,553,279  $32,393,765  $  806,373,815  $7,644,947
                                ------------  ------------  ------------  -----------  -----------  --------------  ----------
                                ------------  ------------  ------------  -----------  -----------  --------------  ----------
     SHARES OF BENEFICIAL
     INTEREST OUTSTANDING.....     7,390,611    38,539,329    18,822,656   11,571,118    3,145,802      28,885,434     700,352
                                ------------  ------------  ------------  -----------  -----------  --------------  ----------
                                ------------  ------------  ------------  -----------  -----------  --------------  ----------
NET ASSET VALUE PER SHARE
(UNLIMITED AUTHORIZED SHARES
OF $.01 PAR VALUE)............        $19.64        $13.57        $27.68        $4.55       $11.75          $35.02      $10.27
                                ------------  ------------  ------------  -----------  -----------  --------------  ----------
                                ------------  ------------  ------------  -----------  -----------  --------------  ----------


                                  COMPETITIVE EDGE
                                    "BEST IDEAS"         STRATEGIST
------------------------------
ASSETS:
Investments in securities, at
  value *.....................      $      19,025,262   $580,807,201
Cash..........................                 76,894**      --
Receivable for:
    Investments sold..........           --                2,585,332
    Shares of beneficial
      interest sold...........                285,515        236,286
    Dividends.................                  5,766        265,423
    Interest..................                     79      1,801,824
    Foreign withholding taxes
      reclaimed...............                  2,996        --
Prepaid expenses and other
  assets......................           --                    1,925
Unrealized appreciation on
  open forward foreign
  currency contracts..........           --                  --
Receivable from affiliate.....                  4,069        --
                                ---------------------   ------------
     TOTAL ASSETS.............             19,400,581    585,697,991
                                ---------------------   ------------
LIABILITIES:
Payable for:
    Investments purchased.....                716,503      8,687,509
    Shares of beneficial
      interest repurchased....                 24,277        157,407
    Compensated foreign
      currency contracts......           --                  --
    Variation margin on
      futures contracts.......           --                  --
    Investment management
      fee.....................           --                  246,361
Payable to bank...............                338,260        --
Accrued expenses and other
  payables....................                  4,069         39,071
                                ---------------------   ------------
     TOTAL LIABILITIES........              1,083,109      9,130,348
                                ---------------------   ------------
NET ASSETS:
Paid-in-capital...............             18,270,082    464,966,819
Accumulated undistributed net
  investment income (loss)....                 40,983         13,016
Accumulated undistributed net
  realized gain (loss)........                  4,271     (4,376,886)
Net unrealized appreciation
  (depreciation)..............                  2,136    115,964,694
                                ---------------------   ------------
     NET ASSETS...............      $      18,317,472   $576,567,643
                                ---------------------   ------------
                                ---------------------   ------------
     *IDENTIFIED COST.........      $      19,022,585   $464,842,507
                                ---------------------   ------------
                                ---------------------   ------------
     SHARES OF BENEFICIAL
     INTEREST OUTSTANDING.....              1,858,186     37,117,796
                                ---------------------   ------------
                                ---------------------   ------------
NET ASSET VALUE PER SHARE
(UNLIMITED AUTHORIZED SHARES
OF $.01 PAR VALUE)............                  $9.86         $15.53
                                ---------------------   ------------
                                ---------------------   ------------

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES
FINANCIAL STATEMENTS, CONTINUED

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED JUNE 30, 1998 (UNAUDITED)
                                                  QUALITY
                                    MONEY         INCOME           HIGH                          INCOME        DIVIDEND
                                   MARKET          PLUS            YIELD         UTILITIES       BUILDER        GROWTH
-------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:

INCOME
Interest......................  $   9,532,905  $  16,552,688   $  24,518,945   $   1,798,684   $ 1,196,954   $  1,629,246
Dividends.....................       --             --              --             6,839,228**     897,862**   22,863,880**
                                -------------  -------------   -------------   -------------   -----------   ------------
     TOTAL INCOME.............      9,532,905     16,552,688      24,518,945       8,637,912     2,094,816     24,493,126
                                -------------  -------------   -------------   -------------   -----------   ------------
EXPENSES
Investment management fee.....        844,095      1,201,645         987,907       1,528,136       275,688      5,370,256
Professional fees.............         12,908         13,231          17,349          14,749         9,234         12,182
Custodian fees................          9,497         30,463          17,778          11,847        13,255         50,938
Shareholder reports and
  notices.....................         12,227         19,495          11,096          13,239         1,147         69,437
Trustees' fees and expenses...            545            979             604             779            94          2,516
Transfer agent fees and
  expenses....................            250            248             326             240           249            248
Other.........................          1,216          4,907           4,766           2,672           986          7,630
                                -------------  -------------   -------------   -------------   -----------   ------------
     TOTAL EXPENSES...........        880,738      1,270,968       1,039,826       1,571,662       300,653      5,513,207

Less: amounts
  waived/reimbursed...........       --             --              --              --             --             --
                                -------------  -------------   -------------   -------------   -----------   ------------
     NET EXPENSES.............        880,738      1,270,968       1,039,826       1,571,662       300,653      5,513,207
                                -------------  -------------   -------------   -------------   -----------   ------------
     NET INVESTMENT INCOME
     (LOSS)...................      8,652,167     15,281,720      23,479,119       7,066,250     1,794,163     18,979,919
                                -------------  -------------   -------------   -------------   -----------   ------------
NET REALIZED AND UNREALIZED
GAIN (LOSS):
Net realized gain (loss) on:
    Investments...............       --            4,582,236      (2,239,863)      7,699,017       683,183    126,803,218
    Futures contracts.........       --             --              --              --             --             --
    Foreign exchange
      transactions............       --             --              --              --             --             --
                                -------------  -------------   -------------   -------------   -----------   ------------
     NET GAIN (LOSS)..........       --            4,582,236      (2,239,863)      7,699,017       683,183    126,803,218
                                -------------  -------------   -------------   -------------   -----------   ------------
Net change in unrealized
  appreciation/
  depreciation on:
    Investments...............       --            1,402,602      (5,652,680)     31,939,636       561,147     50,908,064
    Translation of forward
      foreign currency
      contracts, other assets
      and liabilities
      denominated in foreign
      currencies..............       --             --              --              --             --             --
                                -------------  -------------   -------------   -------------   -----------   ------------
     NET APPRECIATION
     (DEPRECIATION)...........       --            1,402,602      (5,652,680)     31,939,636       561,147     50,908,064
                                -------------  -------------   -------------   -------------   -----------   ------------
     NET GAIN (LOSS)..........       --            5,984,838      (7,892,543)     39,638,653     1,244,330    177,711,282
                                -------------  -------------   -------------   -------------   -----------   ------------
NET INCREASE (DECREASE).......  $   8,652,167  $  21,266,558   $  15,586,576   $  46,704,903   $ 3,038,493   $196,691,201
                                -------------  -------------   -------------   -------------   -----------   ------------
                                -------------  -------------   -------------   -------------   -----------   ------------

------------------

 *   For the period May 18, 1998 (commencement of operations) through June 30,
     1998.
**   Net of $56,339, $184, $98,277, $908, $765,312, $917,526, $52,229, $115,857,
     $8, $1,478 and $9,723 foreign withholding tax, respectively.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES
FINANCIAL STATEMENTS, CONTINUED

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED JUNE 30, 1998 (UNAUDITED)
                                                     GLOBAL
                                    CAPITAL         DIVIDEND        EUROPEAN          PACIFIC          CAPITAL
                                    GROWTH           GROWTH          GROWTH           GROWTH        APPRECIATION
-----------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:

INCOME
Interest......................   $     109,037    $    408,185    $     304,470    $     101,660    $    149,687
Dividends.....................         148,326**     7,053,602**      5,752,497**        755,797**        14,413
                                 -------------    ------------    -------------    -------------    -------------
     TOTAL INCOME.............         257,363       7,461,787        6,056,967          857,457         164,100
                                 -------------    ------------    -------------    -------------    -------------
EXPENSES
Investment management fee.....         445,692       1,917,455        2,297,623          314,733         130,285
Professional fees.............          14,134          16,226           16,346           10,859          10,657
Custodian fees................          12,586         175,950          175,115           86,200           5,261
Shareholder reports and
  notices.....................           3,693          12,990           11,178            3,490             407
Trustees' fees and expenses...             165             808              760               28              17
Transfer agent fees and
  expenses....................             248             248              248              248             248
Other.........................           1,208           5,251            5,749            9,542         --
                                 -------------    ------------    -------------    -------------    -------------
     TOTAL EXPENSES...........         477,726       2,128,928        2,507,019          425,100         146,875

Less: amounts
  waived/reimbursed...........        --               --              --               --              (146,875)
                                 -------------    ------------    -------------    -------------    -------------
     NET EXPENSES.............         477,726       2,128,928        2,507,019          425,100         --
                                 -------------    ------------    -------------    -------------    -------------
     NET INVESTMENT INCOME
     (LOSS)...................        (220,363)      5,332,859        3,549,948          432,357         164,100
                                 -------------    ------------    -------------    -------------    -------------
NET REALIZED AND UNREALIZED
GAIN (LOSS):
Net realized gain (loss) on:
    Investments...............      12,505,633      22,467,696       28,565,859      (17,683,803)     (1,091,794)
    Futures contracts.........        --               --              --               --               --
    Foreign exchange
      transactions............        --               (82,132)          (5,810)        (564,197)        --
                                 -------------    ------------    -------------    -------------    -------------
     NET GAIN (LOSS)..........      12,505,633      22,385,564       28,560,049      (18,248,000)     (1,091,794)
                                 -------------    ------------    -------------    -------------    -------------
Net change in unrealized
  appreciation/
  depreciation on:
    Investments...............       6,955,839      18,677,868       70,961,281        3,467,919       2,338,262
    Translation of forward
      foreign currency
      contracts, other assets
      and liabilities
      denominated in foreign
      currencies..............        --                18,256            8,303            4,636         --
                                 -------------    ------------    -------------    -------------    -------------
     NET APPRECIATION
     (DEPRECIATION)...........       6,955,839      18,696,124       70,969,584        3,472,555       2,338,262
                                 -------------    ------------    -------------    -------------    -------------
     NET GAIN (LOSS)..........      19,461,472      41,081,688       99,529,633      (14,775,445)      1,246,468
                                 -------------    ------------    -------------    -------------    -------------
NET INCREASE (DECREASE).......   $  19,241,109    $ 46,414,547    $ 103,079,581    $ (14,343,088)   $  1,410,568
                                 -------------    ------------    -------------    -------------    -------------
                                 -------------    ------------    -------------    -------------    -------------


                                                   S&P 500        COMPETITIVE EDGE
                                    EQUITY          INDEX*          "BEST IDEAS"*        STRATEGIST
------------------------------
INVESTMENT INCOME:
INCOME
Interest......................   $   1,775,720   $      4,872         $  27,889         $  5,768,848
Dividends.....................       3,148,542**        6,337**          13,094**          2,147,370**
                                 -------------   ------------           -------         ------------
     TOTAL INCOME.............       4,924,262         11,209            40,983            7,916,218
                                 -------------   ------------           -------         ------------
EXPENSES
Investment management fee.....       2,272,304          2,073             7,978            1,340,136
Professional fees.............          14,298          3,520             3,520               14,322
Custodian fees................          30,751            149               226               17,525
Shareholder reports and
  notices.....................          18,840            243               243               16,774
Trustees' fees and expenses...           1,319             19                19                  831
Transfer agent fees and
  expenses....................             248             60                60                  248
Other.........................           2,586        --               --                      3,430
                                 -------------   ------------           -------         ------------
     TOTAL EXPENSES...........       2,340,346          6,064            12,046            1,393,266
Less: amounts
  waived/reimbursed...........        --               (6,064)          (12,046)             --
                                 -------------   ------------           -------         ------------
     NET EXPENSES.............       2,340,346        --               --                  1,393,266
                                 -------------   ------------           -------         ------------
     NET INVESTMENT INCOME
     (LOSS)...................       2,583,916         11,209            40,983            6,522,952
                                 -------------   ------------           -------         ------------
NET REALIZED AND UNREALIZED
GAIN (LOSS):
Net realized gain (loss) on:
    Investments...............      76,298,726             14             3,788           (4,376,822)
    Futures contracts.........        --                3,488          --                    --
    Foreign exchange
      transactions............        --              --                    483              --
                                 -------------   ------------           -------         ------------
     NET GAIN (LOSS)..........      76,298,726          3,502             4,271           (4,376,822)
                                 -------------   ------------           -------         ------------
Net change in unrealized
  appreciation/
  depreciation on:
    Investments...............      70,953,343        144,774             2,677           81,487,452
    Translation of forward
      foreign currency
      contracts, other assets
      and liabilities
      denominated in foreign
      currencies..............        --                2,110              (541)             --
                                 -------------   ------------           -------         ------------
     NET APPRECIATION
     (DEPRECIATION)...........      70,953,343        146,884             2,136           81,487,452
                                 -------------   ------------           -------         ------------
     NET GAIN (LOSS)..........     147,252,069        150,386             6,407           77,110,630
                                 -------------   ------------           -------         ------------
NET INCREASE (DECREASE).......   $ 149,835,985   $    161,595         $  47,390         $ 83,633,582
                                 -------------   ------------           -------         ------------
                                 -------------   ------------           -------         ------------

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES
FINANCIAL STATEMENTS, CONTINUED

STATEMENTS OF CHANGES IN NET ASSETS

                                         MONEY MARKET                  QUALITY INCOME PLUS
                                -------------------------------   ------------------------------
                                 FOR THE SIX                       FOR THE SIX
                                 MONTHS ENDED     FOR THE YEAR    MONTHS ENDED     FOR THE YEAR
                                JUNE 30, 1998    ENDED DECEMBER   JUNE 30, 1998   ENDED DECEMBER
                                 (UNAUDITED)        31, 1997       (UNAUDITED)       31, 1997
------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET
ASSETS:

OPERATIONS:
Net investment income.........  $   8,652,167    $  18,013,271    $ 15,281,720    $  30,890,531
Net realized gain (loss)......       --               --             4,582,236        4,211,639
Net change in unrealized
  appreciation/depreciation...       --               --             1,402,602       12,724,498
                                --------------   --------------   -------------   --------------
     NET INCREASE.............      8,652,167       18,013,271      21,266,558       47,826,668
                                --------------   --------------   -------------   --------------
DIVIDENDS AND DISTRIBUTIONS
FROM:
Net investment income.........     (8,652,209)     (18,013,450)    (15,281,417)     (30,957,912)
Net realized gain.............       --               --               --              --
                                --------------   --------------   -------------   --------------
     TOTAL....................     (8,652,209)     (18,013,450)    (15,281,417)     (30,957,912)
                                --------------   --------------   -------------   --------------
TRANSACTIONS IN SHARES OF
BENEFICIAL INTEREST:
Net proceeds from sales.......    165,527,676      186,625,741      51,242,002       20,704,612
Reinvestment of dividends and
  distributions...............      8,652,209       18,013,450      15,281,451       30,957,912
Cost of shares repurchased....   (159,687,538)    (209,298,904)    (53,360,382)     (68,201,984)
                                --------------   --------------   -------------   --------------
     NET INCREASE
     (DECREASE)...............     14,492,347       (4,659,713)     13,163,071      (16,539,460)
                                --------------   --------------   -------------   --------------
     TOTAL INCREASE
     (DECREASE)...............     14,492,305       (4,659,892)     19,148,212          329,296
NET ASSETS:
Beginning of period...........    335,578,149      340,238,041     474,989,508      474,660,212
                                --------------   --------------   -------------   --------------
     END OF PERIOD............  $ 350,070,454    $ 335,578,149    $494,137,720    $ 474,989,508
                                --------------   --------------   -------------   --------------
                                --------------   --------------   -------------   --------------
UNDISTRIBUTED NET INVESTMENT
INCOME........................  $          23    $          65    $        451    $         148
                                --------------   --------------   -------------   --------------
                                --------------   --------------   -------------   --------------
SHARES ISSUED AND REPURCHASED:
Sold..........................    165,527,676      186,625,741       4,725,579        1,958,805
Issued in reinvestment of
  dividends and
  distributions...............      8,652,209       18,013,450       1,412,747        2,970,264
Repurchased...................   (159,687,538)    (209,298,904)     (4,922,015)      (6,558,494)
                                --------------   --------------   -------------   --------------
NET INCREASE (DECREASE).......     14,492,347       (4,659,713)      1,216,311       (1,629,425)
                                --------------   --------------   -------------   --------------
                                --------------   --------------   -------------   --------------

------------------

 *   For the period January 21, 1997 (commencement of operations) through
     December 31, 1997.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES
FINANCIAL STATEMENTS, CONTINUED

STATEMENTS OF CHANGES IN NET ASSETS

                                         HIGH YIELD                       UTILITIES                     INCOME BUILDER
                                -----------------------------   -----------------------------   ------------------------------
                                 FOR THE SIX    FOR THE YEAR     FOR THE SIX    FOR THE YEAR     FOR THE SIX
                                MONTHS ENDED        ENDED       MONTHS ENDED        ENDED       MONTHS ENDED     FOR THE YEAR
                                JUNE 30, 1998   DECEMBER 31,    JUNE 30, 1998   DECEMBER 31,    JUNE 30, 1998   ENDED DECEMBER
                                 (UNAUDITED)        1997         (UNAUDITED)        1997         (UNAUDITED)      31, 1997*
------------------------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET
ASSETS:

OPERATIONS:
Net investment income.........  $ 23,479,119    $ 38,277,750    $  7,066,250    $ 14,516,395    $  1,794,163    $   1,300,879
Net realized gain (loss)......    (2,239,863)        184,126       7,699,017      24,274,209         683,183          773,374
Net change in unrealized
  appreciation/depreciation...    (5,652,680)     (2,939,937)     31,939,636      61,888,240         561,147        3,070,555
                                -------------   -------------   -------------   -------------   -------------   --------------
     NET INCREASE.............    15,586,576      35,521,939      46,704,903     100,678,844       3,038,493        5,144,808
                                -------------   -------------   -------------   -------------   -------------   --------------
DIVIDENDS AND DISTRIBUTIONS
FROM:
Net investment income.........   (23,614,944)    (37,998,064)     (7,065,029)    (14,516,342)     (1,784,491)      (1,300,838)
Net realized gain.............       --              --          (24,274,238)     (5,380,346)       (768,185)        --
                                -------------   -------------   -------------   -------------   -------------   --------------
     TOTAL....................   (23,614,944)    (37,998,064)    (31,339,267)    (19,896,688)     (2,552,676)      (1,300,838)
                                -------------   -------------   -------------   -------------   -------------   --------------
TRANSACTIONS IN SHARES OF
BENEFICIAL INTEREST:
Net proceeds from sales.......    81,646,297      94,751,829      40,136,887      10,084,184      37,820,455       51,206,002
Reinvestment of dividends and
  distributions...............    23,614,944      37,998,064      31,339,251      19,896,688       2,552,676        1,300,838
Cost of shares repurchased....   (44,729,024)    (21,761,038)    (59,103,043)    (93,290,638)     (7,408,299)        (927,977)
                                -------------   -------------   -------------   -------------   -------------   --------------
     NET INCREASE
     (DECREASE)...............    60,532,217     110,988,855      12,373,095     (63,309,766)     32,964,832       51,578,863
                                -------------   -------------   -------------   -------------   -------------   --------------
     TOTAL INCREASE
     (DECREASE)...............    52,503,849     108,512,730      27,738,731      17,472,390      33,450,649       55,422,833
NET ASSETS:
Beginning of period...........   368,061,271     259,548,541     458,134,256     440,661,866      55,422,833         --
                                -------------   -------------   -------------   -------------   -------------   --------------
     END OF PERIOD............  $420,565,120    $368,061,271    $485,872,987    $458,134,256    $ 88,873,482    $  55,422,833
                                -------------   -------------   -------------   -------------   -------------   --------------
                                -------------   -------------   -------------   -------------   -------------   --------------
UNDISTRIBUTED NET INVESTMENT
INCOME........................  $    159,071    $    294,896    $      1,274    $         53    $      9,713    $          41
                                -------------   -------------   -------------   -------------   -------------   --------------
                                -------------   -------------   -------------   -------------   -------------   --------------
SHARES ISSUED AND REPURCHASED:
Sold..........................    13,288,566      15,438,103       2,048,367         586,036       3,109,913        4,681,304
Issued in reinvestment of
  dividends and
  distributions...............     3,872,899       6,235,666       1,621,515       1,234,020         211,392          114,240
Repurchased...................    (7,283,936)     (3,542,834)     (3,015,666)     (5,905,011)       (608,035)         (84,489)
                                -------------   -------------   -------------   -------------   -------------   --------------
NET INCREASE (DECREASE).......     9,877,529      18,130,935         654,216      (4,084,955)      2,713,270        4,711,055
                                -------------   -------------   -------------   -------------   -------------   --------------
                                -------------   -------------   -------------   -------------   -------------   --------------

                                        DIVIDEND GROWTH
                                -------------------------------

                                 FOR THE SIX
                                 MONTHS ENDED     FOR THE YEAR
                                JUNE 30, 1998    ENDED DECEMBER
                                 (UNAUDITED)        31, 1997
------------------------------
INCREASE (DECREASE) IN NET
ASSETS:
OPERATIONS:
Net investment income.........  $   18,979,919   $   33,294,853
Net realized gain (loss)......     126,803,218      187,796,245
Net change in unrealized
  appreciation/depreciation...      50,908,064      131,882,494
                                --------------   --------------
     NET INCREASE.............     196,691,201      352,973,592
                                --------------   --------------
DIVIDENDS AND DISTRIBUTIONS
FROM:
Net investment income.........     (18,978,858)     (33,294,817)
Net realized gain.............    (187,973,609)     (76,862,062)
                                --------------   --------------
     TOTAL....................    (206,952,467)    (110,156,879)
                                --------------   --------------
TRANSACTIONS IN SHARES OF
BENEFICIAL INTEREST:
Net proceeds from sales.......     273,013,818      315,154,387
Reinvestment of dividends and
  distributions...............     206,952,467      110,156,879
Cost of shares repurchased....    (201,424,835)     (50,626,648)
                                --------------   --------------
     NET INCREASE
     (DECREASE)...............     278,541,450      374,684,618
                                --------------   --------------
     TOTAL INCREASE
     (DECREASE)...............     268,280,184      617,501,331
NET ASSETS:
Beginning of period...........   1,905,905,758    1,288,404,427
                                --------------   --------------
     END OF PERIOD............  $2,174,185,942   $1,905,905,758
                                --------------   --------------
                                --------------   --------------
UNDISTRIBUTED NET INVESTMENT
INCOME........................  $        1,202   $          141
                                --------------   --------------
                                --------------   --------------
SHARES ISSUED AND REPURCHASED:
Sold..........................      11,743,837       15,299,661
Issued in reinvestment of
  dividends and
  distributions...............       9,564,893        5,383,295
Repurchased...................      (8,637,169)      (2,443,929)
                                --------------   --------------
NET INCREASE (DECREASE).......      12,671,561       18,239,027
                                --------------   --------------
                                --------------   --------------

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES
FINANCIAL STATEMENTS, CONTINUED

STATEMENTS OF CHANGES IN NET ASSETS, CONTINUED

                                        CAPITAL GROWTH                 GLOBAL DIVIDEND GROWTH
                                ------------------------------   ----------------------------------
                                 FOR THE SIX                        FOR THE SIX
                                MONTHS ENDED     FOR THE YEAR    MONTHS ENDED JUNE    FOR THE YEAR
                                JUNE 30, 1998   ENDED DECEMBER       30, 1998        ENDED DECEMBER
                                 (UNAUDITED)       31, 1997         (UNAUDITED)         31, 1997
---------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET
ASSETS:

OPERATIONS:
Net investment income
  (loss)......................  $   (220,363)   $       9,982       $   5,332,859    $   6,849,599
Net realized gain (loss)......    12,505,633        9,166,337          22,385,564       48,844,173
Net change in unrealized
  appreciation/depreciation...     6,955,839       11,601,734          18,696,124      (13,083,151)
                                -------------   --------------   -----------------   --------------
     NET INCREASE
     (DECREASE)...............    19,241,109       20,778,053          46,414,547       42,610,621
                                -------------   --------------   -----------------   --------------
DIVIDENDS AND DISTRIBUTIONS
FROM:
Net investment income.........       (10,014)        (406,792)         (5,258,423)      (7,198,015)
Net realized gain.............   (10,080,542)     (11,642,832)        (52,205,069)     (17,705,621)
                                -------------   --------------   -----------------   --------------
     TOTAL....................   (10,090,556)     (12,049,624)        (57,463,492)     (24,903,636)
                                -------------   --------------   -----------------   --------------
TRANSACTIONS IN SHARES OF
BENEFICIAL INTEREST:
Net proceeds from sales.......    17,697,443       33,654,933          52,135,051      124,800,012
Reinvestment of dividends and
  distributions...............    10,090,556       12,049,624          57,463,465       24,903,636
Cost of shares repurchased....   (18,884,499)     (14,195,060)        (57,188,211)     (20,618,115)
                                -------------   --------------   -----------------   --------------
     NET INCREASE
     (DECREASE)...............     8,903,500       31,509,497          52,410,305      129,085,533
                                -------------   --------------   -----------------   --------------
     TOTAL INCREASE
     (DECREASE)...............    18,054,053       40,237,926          41,361,360      146,792,518
NET ASSETS:
Beginning of period...........   127,100,076       86,862,150         481,613,460      334,820,942
                                -------------   --------------   -----------------   --------------
     END OF PERIOD............  $145,154,129    $ 127,100,076       $ 522,974,820    $ 481,613,460
                                -------------   --------------   -----------------   --------------
                                -------------   --------------   -----------------   --------------
UNDISTRIBUTED NET INVESTMENT
INCOME........................  $   (220,715)   $       9,662       $   --           $     (74,436)
                                -------------   --------------   -----------------   --------------
                                -------------   --------------   -----------------   --------------
SHARES ISSUED AND REPURCHASED:
Sold..........................       876,156        1,796,050           3,491,623        8,901,084
Issued in reinvestment of
  dividends and
  distributions...............       513,266          710,054           4,219,083        1,756,694
Repurchased...................      (946,229)        (774,142)         (3,851,985)      (1,479,827)
                                -------------   --------------   -----------------   --------------
NET INCREASE (DECREASE).......       443,193        1,731,962           3,858,721        9,177,951
                                -------------   --------------   -----------------   --------------
                                -------------   --------------   -----------------   --------------

------------------

 *   For the period January 21, 1997 (commencement of operations) through
     December 31, 1997.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES
FINANCIAL STATEMENTS, CONTINUED

STATEMENTS OF CHANGES IN NET ASSETS

                                                                      PACIFIC GROWTH             CAPITAL APPRECIATION
                                       EUROPEAN GROWTH          ---------------------------   ---------------------------
                                -----------------------------
                                                                FOR THE SIX                   FOR THE SIX
                                 FOR THE SIX    FOR THE YEAR    MONTHS ENDED   FOR THE YEAR   MONTHS ENDED   FOR THE YEAR
                                MONTHS ENDED        ENDED         JUNE 30,        ENDED         JUNE 30,        ENDED
                                JUNE 30, 1998   DECEMBER 31,        1998       DECEMBER 31,       1998       DECEMBER 31,
                                 (UNAUDITED)        1997        (UNAUDITED)        1997       (UNAUDITED)       1997*
-------------------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET
ASSETS:

OPERATIONS:
Net investment income
  (loss)......................  $  3,549,948    $  3,717,809    $   432,357    $ 1,303,162    $   164,100    $   209,858
Net realized gain (loss)......    28,560,049      33,715,966    (18,248,000)   (18,390,247)    (1,091,794)      (257,864)
Net change in unrealized
  appreciation/depreciation...    70,969,584      15,487,002      3,472,555    (29,854,161)     2,338,262      1,384,140
                                -------------   -------------   ------------   ------------   ------------   ------------
     NET INCREASE
     (DECREASE)...............   103,079,581      52,920,777    (14,343,088)   (46,941,246)     1,410,568      1,336,134
                                -------------   -------------   ------------   ------------   ------------   ------------
DIVIDENDS AND DISTRIBUTIONS
FROM:
Net investment income.........    (5,476,236)     (3,760,260)    (2,185,913)    (1,891,258)      (209,858)       --
Net realized gain.............   (30,256,754)    (18,466,454)       --             --             --             --
                                -------------   -------------   ------------   ------------   ------------   ------------
     TOTAL....................   (35,732,990)    (22,226,714)    (2,185,913)    (1,891,258)      (209,858)       --
                                -------------   -------------   ------------   ------------   ------------   ------------
TRANSACTIONS IN SHARES OF
BENEFICIAL INTEREST:
Net proceeds from sales.......    82,019,163      69,322,769     27,252,656     27,108,335     12,107,319     33,834,119
Reinvestment of dividends and
  distributions...............    35,732,990      22,226,714      2,185,913      1,891,258        209,858        --
Cost of shares repurchased....   (55,608,452)    (33,224,347)   (29,120,536)   (55,800,009)    (8,859,945)    (2,864,342)
                                -------------   -------------   ------------   ------------   ------------   ------------
     NET INCREASE
     (DECREASE)...............    62,143,701      58,325,136        318,033    (26,800,416)     3,457,232     30,969,777
                                -------------   -------------   ------------   ------------   ------------   ------------
     TOTAL INCREASE
     (DECREASE)...............   129,490,292      89,019,199    (16,210,968)   (75,632,920)     4,657,942     32,305,911
NET ASSETS:
Beginning of period...........   391,441,253     302,422,054     68,903,537    144,536,457     32,305,911        --
                                -------------   -------------   ------------   ------------   ------------   ------------
     END OF PERIOD............  $520,931,545    $391,441,253    $52,692,569    $68,903,537    $36,963,853    $32,305,911
                                -------------   -------------   ------------   ------------   ------------   ------------
                                -------------   -------------   ------------   ------------   ------------   ------------
UNDISTRIBUTED NET INVESTMENT
INCOME........................  $  3,468,436    $  5,394,724    $   301,240    $ 2,054,796    $   164,100    $   209,858
                                -------------   -------------   ------------   ------------   ------------   ------------
                                -------------   -------------   ------------   ------------   ------------   ------------
SHARES ISSUED AND REPURCHASED:
Sold..........................     2,926,605       3,070,886      5,130,035      3,373,487      1,031,231      3,118,030
Issued in reinvestment of
  dividends and
  distributions...............     1,290,931         983,918        480,420        188,937         17,860        --
Repurchased...................    (2,023,712)     (1,452,789)    (5,303,636)    (6,804,802)      (757,974)      (263,345)
                                -------------   -------------   ------------   ------------   ------------   ------------
NET INCREASE (DECREASE).......     2,193,824       2,602,015        306,819     (3,242,378)       291,117      2,854,685
                                -------------   -------------   ------------   ------------   ------------   ------------
                                -------------   -------------   ------------   ------------   ------------   ------------


                                            EQUITY
                                ------------------------------

                                 FOR THE SIX     FOR THE YEAR
                                 MONTHS ENDED        ENDED
                                JUNE 30, 1998    DECEMBER 31,
                                 (UNAUDITED)         1997
------------------------------
INCREASE (DECREASE) IN NET
ASSETS:
OPERATIONS:
Net investment income
  (loss)......................  $    2,583,916   $  4,000,633
Net realized gain (loss)......      76,298,726    114,548,760
Net change in unrealized
  appreciation/depreciation...      70,953,343     87,770,605
                                --------------   -------------
     NET INCREASE
     (DECREASE)...............     149,835,985    206,319,998
                                --------------   -------------
DIVIDENDS AND DISTRIBUTIONS
FROM:
Net investment income.........      (2,583,827)    (4,001,396)
Net realized gain.............    (114,146,703)   (43,430,509)
                                --------------   -------------
     TOTAL....................    (116,730,530)   (47,431,905)
                                --------------   -------------
TRANSACTIONS IN SHARES OF
BENEFICIAL INTEREST:
Net proceeds from sales.......     141,578,466    150,537,439
Reinvestment of dividends and
  distributions...............     116,730,530     47,431,905
Cost of shares repurchased....    (102,948,339)   (55,675,579)
                                --------------   -------------
     NET INCREASE
     (DECREASE)...............     155,360,657    142,293,765
                                --------------   -------------
     TOTAL INCREASE
     (DECREASE)...............     188,466,112    301,181,858
NET ASSETS:
Beginning of period...........     823,090,282    521,908,424
                                --------------   -------------
     END OF PERIOD............  $1,011,556,394   $823,090,282
                                --------------   -------------
                                --------------   -------------
UNDISTRIBUTED NET INVESTMENT
INCOME........................  $           89   $    --
                                --------------   -------------
                                --------------   -------------
SHARES ISSUED AND REPURCHASED:
Sold..........................       3,865,993      4,895,346
Issued in reinvestment of
  dividends and
  distributions...............       3,330,575      1,670,194
Repurchased...................      (2,822,934)    (1,832,698)
                                --------------   -------------
NET INCREASE (DECREASE).......       4,373,634      4,732,842
                                --------------   -------------
                                --------------   -------------

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES
FINANCIAL STATEMENTS, CONTINUED

STATEMENTS OF CHANGES IN NET ASSETS, CONTINUED

                                             COMPETITIVE
                                 S&P 500      EDGE "BEST
                                  INDEX         IDEAS"
                               ------------  ------------            STRATEGIST
                                                           ------------------------------
                               FOR THE SIX   FOR THE SIX
                               MONTHS ENDED  MONTHS ENDED   FOR THE SIX
                                 JUNE 30,      JUNE 30,     MONTHS ENDED    FOR THE YEAR
                                  1998*         1998*      JUNE 30, 1998   ENDED DECEMBER
                               (UNAUDITED)   (UNAUDITED)    (UNAUDITED)       31, 1997
-----------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET
ASSETS:

OPERATIONS:
Net investment income......... $    11,209   $    40,983   $   6,522,952   $  14,575,529
Net realized gain (loss)......       3,502         4,271      (4,376,822)     52,520,724
Net change in unrealized
  appreciation/depreciation...     146,884         2,136      81,487,452      (8,667,550)
                               ------------  ------------  --------------  --------------
     NET INCREASE.............     161,595        47,390      83,633,582      58,428,703
                               ------------  ------------  --------------  --------------
DIVIDENDS AND DISTRIBUTIONS
FROM:
Net investment income.........     --            --           (6,509,998)    (14,592,034)
Net realized gain.............     --            --          (52,303,444)    (10,026,602)
                               ------------  ------------  --------------  --------------
     TOTAL....................     --            --          (58,813,442)    (24,618,636)
                               ------------  ------------  --------------  --------------
TRANSACTIONS IN SHARES OF
BENEFICIAL INTEREST:
Net proceeds from sales.......   5,601,450    22,522,138      54,909,744      49,903,217
Reinvestment of dividends and
  distributions...............     --            --           58,813,442      24,618,636
Cost of shares repurchased....    (570,680)   (4,252,056)    (59,003,828)    (35,071,627)
                               ------------  ------------  --------------  --------------
     NET INCREASE.............   5,030,770    18,270,082      54,719,358      39,450,226
                               ------------  ------------  --------------  --------------
     TOTAL INCREASE...........   5,192,365    18,317,472      79,539,498      73,260,293
NET ASSETS:
Beginning of period...........   2,000,000       --          497,028,145     423,767,852
                               ------------  ------------  --------------  --------------
     END OF PERIOD............ $ 7,192,365   $18,317,472   $ 576,567,643   $ 497,028,145
                               ------------  ------------  --------------  --------------
                               ------------  ------------  --------------  --------------
UNDISTRIBUTED NET INVESTMENT
INCOME........................ $    11,209   $    40,983   $      13,016   $          62
                               ------------  ------------  --------------  --------------
                               ------------  ------------  --------------  --------------
SHARES ISSUED AND REPURCHASED:
Sold..........................     757,897     2,293,505       3,415,832       3,393,163
Issued in reinvestment of
  dividends and
  distributions...............     --            --            3,777,711       1,704,636
Repurchased...................     (57,545)     (435,319)     (3,665,142)     (2,398,648)
                               ------------  ------------  --------------  --------------
NET INCREASE..................     700,352     1,858,186       3,528,401       2,699,151
                               ------------  ------------  --------------  --------------
                               ------------  ------------  --------------  --------------

------------------

 *   For the period May 18, 1998 (commencement of operations) through June 30,
     1998.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES
NOTES TO FINANCIAL STATEMENTS JUNE 30, 1998 (UNAUDITED)

1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Dean Witter Variable Investment Series (the "Fund"), formerly Dean Witter Variable Investment Series, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. Investments in the Fund may be made only by (1) Northbrook Life Insurance Company to fund the benefits under variable annuity contracts and variable life insurance contracts it issues; (2) Allstate Life Insurance Company of New York to fund the benefits under variable annuity contracts it issues; (3) Glenbrook Life and Annuity Company to fund the benefits under variable annuity contracts and variable life insurance contracts it issues; and (4) Paragon Life Insurance Company to fund the benefits under variable life insurance contracts it issues to certain employees of Morgan Stanley Dean Witter & Co., the parent company of Morgan Stanley Dean Witter Advisors Inc. (the "Investment Manager"), formerly Dean Witter InterCapital Inc.

The Fund, organized on February 25, 1983 as a Massachusetts business trust, consists of fifteen Portfolios ("Portfolios") which commenced operations as follows:

                                 COMMENCEMENT OF                                            COMMENCEMENT OF
PORTFOLIO                          OPERATIONS        PORTFOLIO                                OPERATIONS
------------------------------  -----------------    ------------------------------------  -----------------
Money Market..................      March 9, 1984    European Growth.....................      March 1, 1991
Quality Income Plus...........      March 1, 1987    Pacific Growth......................  February 23, 1994
High Yield....................      March 9, 1984    Capital Appreciation................   January 21, 1997
Utilities.....................      March 1, 1990    Equity..............................      March 9, 1984
Income Builder................   January 21, 1997    S&P 500 Index.......................       May 18, 1998
Dividend Growth...............      March 1, 1990    Competitive Edge "Best Ideas".......       May 18, 1998
Capital Growth................      March 1, 1991    Strategist..........................      March 1, 1987
Global Dividend Growth........  February 23, 1994

The investment objectives of each Portfolio are as follows:

     PORTFOLIO                                INVESTMENT OBJECTIVE
Money Market            Seeks high current income, preservation of capital and liquidity by investing in short-term money market instruments.
Quality Income Plus     Seeks, as its primary objective, to earn a high level of current income and, as a secondary objective, capital appreciation, but only when consistent with its primary objective, by investing primarily in U.S. Government securities and higher-rated fixed income securities.
High Yield              Seeks, as its primary objective, to earn a high level of current income and, as a secondary objective, capital appreciation, but only when consistent with its primary objective, by investing primarily in lower-rated fixed income securities.
Utilities               Seeks to provide current income and long-term growth of income and capital by investing primarily in equity and fixed income securities of companies engaged in the public utilities industry.
Income Builder          Seeks, as its primary objective, to earn reasonable income and, as a secondary objective, growth of capital by investing
                        primarily in income-producing equity securities.

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES
NOTES TO FINANCIAL STATEMENTS JUNE 30, 1998 (UNAUDITED) CONTINUED

     PORTFOLIO                                INVESTMENT OBJECTIVE
Dividend Growth         Seeks to provide reasonable current income and long-term growth of income and capital by investing primarily in common stocks of companies with a record of paying dividends and the potential for increasing dividends.
Capital Growth          Seeks long-term capital growth by investing primarily in common stocks.
Global Dividend         Seeks to provide reasonable current income and long-term growth
Growth                  of income and capital by investing primarily in common stocks of companies, issued by issuers worldwide, with a record of paying dividends and the potential for increasing dividends.
European Growth         Seeks to maximize the capital appreciation of its investments by investing primarily in securities issued by issuers located in
                        Europe.
Pacific Growth          Seeks to maximize the capital appreciation of its investments by investing primarily in securities issued by issuers located in
                        Asia, Australia and New Zealand.
Capital Appreciation    Seeks long-term capital appreciation by investing primarily in the common stocks of U.S. companies that offer the potential for either superior earnings growth and/or appear to be undervalued.
Equity                  Seeks, as its primary objective, capital growth and, as a
                        secondary objective, income, but only when consistent with its primary objective, by investing primarily in common stocks.
S&P 500 Index           Seeks to provide investment results that, before expenses, correspond to the total return of the Standards & Poor's 500
                        Composite Stock Price Index (the "S&P 500 Index") by investing primarily in common stocks included in the S&P 500 Index.
Competitive Edge        Seeks long-term capital growth by investing primarily in the
"Best Ideas"            common stock of U.S. and non - U.S. companies included in the
                        "Best Ideas" list, a research compilation assembled and
                        maintained by Morgan Stanley Dean Witter Equity Research.
Strategist              Seeks a high total investment return through a fully managed investment policy utilizing equity, investment grade fixed income and money market securities and writing covered options.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- Money Market: securities are valued at amortized cost which approximates market value. All remaining Portfolios: (1) an equity security listed or traded on the New York, American or other domestic or foreign stock exchange is valued at its latest sale price on that exchange prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation; (3) listed options are valued at the latest sale price on the exchange on which they are

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES
NOTES TO FINANCIAL STATEMENTS JUNE 30, 1998 (UNAUDITED) CONTINUED

listed unless no sales of such options have taken place that day, in which case they are valued at the mean between their latest bid and asked price; (4) when market quotations are not readily available, including circumstances under which it is determined by the Investment Manager (or, in the case of European Growth and Pacific Growth, by Morgan Grenfell Investment Services Limited (the "Sub-Advisor")) that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees (valuation of debt securities for which market quotations are not readily available may also be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); (5) certain of the Fund's portfolio securities may be valued by an outside pricing service approved by the Trustees. The pricing service may utilize a matrix system incorporating security quality, maturity and coupon as the evaluation model parameters, and/or research and evaluations by its staff, including review of broker-dealer market price quotations in determining what it believes is the fair valuation of the securities valued by such pricing service; and (6) short-term debt securities having a maturity date of more than sixty days at the time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date except for certain dividends on foreign securities which are recorded as soon as the Fund is informed after the ex-dividend date. Interest income is accrued daily except where collection is not expected. Money Market amortizes premiums and accretes discounts on securities owned; gains and losses realized upon the sale of securities are based on amortized cost. Discounts for all other Portfolios are accreted over the life of the respective securities.

C. ACCOUNTING FOR OPTIONS -- (1) Written options on debt obligations, equities and foreign currency: When the Fund writes a call or put option, an amount equal to the premium received is included in the Fund's Statement of Assets and Liabilities as a liability which is subsequently marked-to-market to reflect the current market value of the option written. If a written option either expires or the Fund enters into a closing purchase transaction, the Fund realizes a gain or loss without regard to any unrealized gain or loss on the underlying security or currency and the liability related to such option is extinguished. If a written call option is exercised, the Fund realizes a gain or loss from the sale of the underlying security or currency and the proceeds from such sale are increased by the

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES
NOTES TO FINANCIAL STATEMENTS JUNE 30, 1998 (UNAUDITED) CONTINUED

premium originally received. If a put option which the Fund has written is exercised, the amount of the premium originally received reduces the cost of the security which the Fund purchases upon exercise of the option; and (2) purchased options on debt obligations, equities and foreign currency: When the Fund purchases a call or put option, the premium paid is recorded as an investment and is subsequently marked-to-market to reflect the current market value. If a purchased option expires, the Fund will realize a loss to the extent of the premium paid. If the Fund enters into a closing sale transaction, a gain or loss is realized for the difference between the proceeds from the sale and the cost of the option. If a put option is exercised, the cost of the security sold upon exercise will be increased by the premium originally paid. If a call option is exercised, the cost of the security purchased upon exercise will be increased by the premium originally paid.

D. FOREIGN CURRENCY TRANSLATION -- The books and records of the Portfolios investing in foreign currency denominated transactions are translated into U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts are translated at the exchange rates prevailing at the end of the period; and
(2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in the Statement of Operations as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. Federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Portfolios do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities.

E. FORWARD FOREIGN CURRENCY CONTRACTS -- Some of the Portfolios may enter into forward foreign currency contracts which are valued daily at the appropriate forward exchange rates. The resultant unrealized exchange gains and losses are included in the Statement of Operations as unrealized gain/ loss on foreign exchange transactions. The Portfolios record realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

F. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply individually for each Portfolio with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

G. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the record date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES
NOTES TO FINANCIAL STATEMENTS JUNE 30, 1998 (UNAUDITED) CONTINUED

regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

H. EXPENSES -- Direct expenses are charged to the respective Portfolio and general Fund expenses are allocated on the basis of relative net assets or equally among the Portfolios.

2. INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS

Pursuant to an Investment Management Agreement (the "Agreement"), the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to each Portfolios' net assets determined at the close of each business day: Money Market and Strategist -- 0.50%; High Yield -- 0.50% to the portion of daily net assets not exceeding $500 million and effective May 1, 1998 the Agreement was amended to reduce the annual rate to 0.425% to the portion of daily net assets exceeding $500 million; Quality Income Plus -- 0.50% to the portion of daily net assets not exceeding $500 million and 0.45% to the portion of daily net assets exceeding $500 million; Utilities -- 0.65% to the portion of daily net assets not exceeding $500 million and 0.55% to the portion of daily net assets exceeding $500 million; Capital Growth and Competitive Edge "Best Ideas" -- 0.65%; Global Dividend Growth, Capital Appreciation and Income Builder -- 0.75%; European Growth -- 1.0% to the portion of daily net assets not exceeding $500 million and effective May 1, 1998 the Agreement was amended to reduce the annual rate to 0.95% to the portion of daily net assets exceeding $500 million; Pacific Growth -- 1.0%; Dividend Growth -- 0.625% to the portion of daily net assets not exceeding $500 million, 0.50% to the portion of daily net assets exceeding $500 million but not exceeding $1 billion, 0.475% to the portion of daily net assets exceeding $1 billion but not exceeding $2 billion and effective May 1, 1998 the Agreement was amended to reduce the annual rate to 0.45% to the portion of daily net assets exceeding $2 billion; Equity -- 0.50% to the portion of daily net assets not exceeding $1 billion and 0.475% to the portion of daily net assets exceeding $1 billion; and S&P 500 Index -- 0.40%.

Under the terms of the Agreement, in addition to managing the Fund's investments, the Investment Manager maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES
NOTES TO FINANCIAL STATEMENTS JUNE 30, 1998 (UNAUDITED) CONTINUED

all personnel, including officers of the Fund who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.

Under a Sub-Advisory Agreement between the Investment Manager and the Sub-Advisor, the Sub-Advisor provides European Growth and Pacific Growth with investment advice and portfolio management relating to the Portfolios' investments in securities, subject to the overall supervision of the Investment Manager. As compensation for its services provided pursuant to the Sub-Advisory Agreement, the Investment Manager pays the Sub-Advisor monthly compensation equal to 40% of its monthly compensation.

The Investment Manager has undertaken to reimburse all operating expenses and waive the compensation provided for in its Investment Management Agreement with Capital Appreciation until such time as the Portfolio has $50 million of net assets or until December 31, 1998, whichever occurs first and with S&P 500 Index and Competitive Edge "Best Ideas" until such time as the respective Portfolio has $50 million of net assets or until six months from the date of the Portfolio's commencement of operations, whichever occurs first. At June 30, 1998, included in the Statements of Assets and Liabilities are receivables from an affiliate which represent expense reimbursements due to the Portfolios.

3. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

Purchases and sales/maturities of portfolio securities, excluding short-term investments (except Money Market), for the period ended June 30, 1998 were as follows:

                                           U.S. GOVERNMENT SECURITIES                 OTHER
                                          ----------------------------   --------------------------------
                                           PURCHASES    SALES/MATURITIES   PURCHASES     SALES/MATURITIES
                                          -----------   --------------   --------------  ----------------
Money Market............................  $12,881,229   $   8,402,535    $  714,564,221  $   709,993,911
Quality Income Plus.....................  243,370,022     250,859,069       118,387,548       98,099,071
High Yield..............................      --             --             279,623,392      214,804,796
Utilities...............................      --             --              17,358,593       26,500,041
Income Builder..........................      650,650         288,018        49,817,639       22,672,291
Dividend Growth.........................   35,027,344      35,053,438       396,192,143      281,867,132
Capital Growth..........................      --             --             106,186,760      107,635,600
Global Dividend Growth..................      --             --             125,981,707      143,422,544
European Growth.........................      --             --             147,491,393      117,878,548
Pacific Growth..........................      --             --              23,879,533       27,877,686
Capital Appreciation....................      --             --              43,308,414       36,207,736
Equity..................................   99,811,910      68,979,366       694,774,453      731,250,894
S&P 500 Index...........................       70,026        --               6,376,958        --
Competitive Edge "Best Ideas"...........      --             --              15,604,644            3,788
Strategist..............................   57,645,729      55,080,241       190,136,853      177,350,637

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES
NOTES TO FINANCIAL STATEMENTS JUNE 30, 1998 (UNAUDITED) CONTINUED

Included in the payable for investments purchased at June 30, 1998 for Dividend Growth and Income Builder, are $1,096,872 and $171,535, respectively, for unsettled trades with Dean Witter Reynolds Inc. ("DWR"), an affiliate of the Investment Manager. Included in the receivable for investments sold at June 30, 1998 for Income Builder and Capital Appreciation are $92,715 and $660,794, respectively, for unsettled trades with DWR.

For the six months ended June 30, 1998, the following Portfolios incurred brokerage commissions with DWR for portfolio transactions executed on behalf of the Portfolio:

                                                                  GLOBAL
                   INCOME         DIVIDEND        CAPITAL        DIVIDEND       CAPITAL
   UTILITIES      BUILDER          GROWTH          GROWTH         GROWTH      APPRECIATION      EQUITY       STRATEGIST
  -----------   ------------   --------------   ------------   ------------   ------------   ------------   ------------
  $    4,425    $     13,379   $       27,225   $     11,080   $     11,950   $    15,014    $     12,910   $    18,566
  -----------   ------------          -------   ------------   ------------   ------------   ------------   ------------
  -----------   ------------          -------   ------------   ------------   ------------   ------------   ------------

Included in the receivable for investments sold at June 30, 1998 for Global Dividend Growth and Capital Growth are $158,129 and $390,005, respectively, for unsettled trades with Morgan Stanley & Co., Inc. ("Morgan Stanley"), an affiliate of the Investment Manager. Included in the payable for investments purchased at June 30, 1998 for Global Dividend Growth and Competitive Edge "Best Ideas" are $294,620 and $717,506, respectively, for unsettled trades with Morgan Stanley.

For the six months ended June 30, 1998, the following Portfolios incurred brokerage commissions with Morgan Stanley for portfolio transactions executed on behalf of the Portfolio:

                                                                       COMPETITIVE
                                 GLOBAL                                EDGE
  INCOME    DIVIDEND   CAPITAL  DIVIDEND  EUROPEAN   PACIFIC             "BEST
  BUILDER    GROWTH    GROWTH    GROWTH    GROWTH    GROWTH   EQUITY     IDEAS"     STRATEGIST
  -------   --------   -------  --------  --------   -------  -------  ----------   ----------
   $650     $ 63,730   $18,690  $141,013   $24,987   $4,181   $111,935  $ 8,175      $29,875
  -------   --------   -------  --------  --------   -------  -------  ----------   ----------
  -------   --------   -------  --------  --------   -------  -------  ----------   ----------

For the six months ended June 30, 1998, European Growth incurred brokerage commissions of $4,661 with affiliates of the Sub-Advisor for portfolio transactions executed on behalf of the Portfolio.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager, is the Fund's transfer agent.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the six months ended June 30, 1998 included in Trustees' fees and expenses in the Statement of Operations and the accrued pension liability included in accrued expenses in the Statement of Assets and Liabilities are as follows:

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES
NOTES TO FINANCIAL STATEMENTS JUNE 30, 1998 (UNAUDITED) CONTINUED

                                                      AGGREGATE PENSION COST
           QUALITY                                                  GLOBAL
   MONEY   INCOME    HIGH              INCOME   DIVIDEND  CAPITAL  DIVIDEND  EUROPEAN  PACIFIC    CAPITAL
  MARKET    PLUS    YIELD   UTILITIES  BUILDER   GROWTH   GROWTH    GROWTH    GROWTH   GROWTH   APPRECIATION  EQUITY  STRATEGIST
  -------  -------  ------  ---------  -------  --------  -------  --------  --------  -------  ------------  ------  ----------
  $   152  $  230   $  186  $    217   $   36   $   988   $   68   $   240   $   310   $   28   $      17     $  410  $     250
  -------  -------  ------  ---------  -------  --------  -------  --------  --------  -------        ---     ------  ----------
  -------  -------  ------  ---------  -------  --------  -------  --------  --------  -------        ---     ------  ----------

                                                    ACCRUED PENSION LIABILITY
  $11,354  $7,555   $3,528  $  4,976   $   36   $ 8,388   $  370   $   662   $   909   $  239   $      17     $5,413  $   8,140
  -------  -------  ------  ---------  -------  --------  -------  --------  --------  -------        ---     ------  ----------
  -------  -------  ------  ---------  -------  --------  -------  --------  --------  -------        ---     ------  ----------

4. FEDERAL INCOME TAX STATUS

At December 31, 1997, the following Portfolios had an approximate net capital loss carryover which may be used to offset future capital gains to the extent provided by regulations:

                                                                     AMOUNT IN THOUSANDS
           Available through              -------------------------------------------------------------------------
              December 31,                 1998     1999    2000    2001    2002     2003    2004    2005    TOTAL
----------------------------------------  -------  ------  ------  ------  -------  ------  ------  ------  -------
Quality Income Plus.....................    --       --      --      --    $20,752    --    $2,491    --    $23,243
High Yield..............................  $34,291  $7,336  $3,057  $4,736    3,256  $2,984   5,521    --     61,181
Pacific Growth..........................    --       --      --      --      --      1,939   4,124  $11,428  17,491

Net capital and net foreign currency losses incurred after October 31 ("post-October losses") within the taxable year are deemed to arise on the first business day of the Portfolios' next taxable year. The following Portfolios incurred and will elect to defer post-October losses during fiscal 1997: Capital Growth -- $389,000; Global Dividend Growth -- $4,000; Pacific Growth -- $8,545,000; Capital Appreciation -- $30,000.

At December 31, 1997, the primary reason(s) for significant temporary book/tax differences were as follows:

                                                        LOSS DEFERRALS
                                          POST-OCTOBER    FROM WASH
                                            LOSSES          SALES
                                          -----------   --------------
High Yield..............................                      -
Utilities...............................                      -
Income Builder..........................                      -
Dividend Growth.........................                      -
Capital Growth..........................      -               -
Global Dividend Growth..................      -               -
European Growth.........................                      -
Pacific Growth..........................      -               -
Capital Appreciation....................      -
Equity..................................                      -

Additionally, Global Dividend Growth and Pacific Growth had temporary differences attributable to income from the mark-to-market of passive foreign investment companies.

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES
NOTES TO FINANCIAL STATEMENTS JUNE 30, 1998 (UNAUDITED) CONTINUED

5. PURPOSES OF AND RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS

Global Dividend Growth, European Growth, Pacific Growth and Competitive Edge "Best Ideas" may enter into forward foreign currency contracts ("forward contracts") to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities. Such Portfolios may also purchase and write put options on foreign currencies in which the Portfolios' securities are denominated to protect against a decline in value of such securities due to currency devaluations.

Forward contracts and over-the-counter put options on foreign currencies involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Portfolios bear the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts and over-the-counter put options on foreign currencies from the potential inability of the counterparties to meet the terms of their contracts.

At June 30, 1998, Global Dividend Growth, European Growth and Pacific Growth had outstanding forward contracts.

At June 30, 1998, European Growth's investments in securities of issuers in the United Kingdom represented 28.9% of the Portfolio's net assets. Pacific Growth's investments in securities of issuers in Hong Kong represented 27.4% of the Portfolio's net assets. These investments, which involve risks and considerations not present with respect to U.S. securities, may be affected by economic or political developments in these regions.

At June 30, 1998, Global Dividend Growth's, European Growth's and Pacific Growth's cash balance consisted principally of interest bearing deposits with Chase Manhattan Bank N.A., the custodian of each Portfolio.

6. SUBSEQUENT EVENT

In May 1998, the sub-advisor advised the Fund's Board of Directors and the Investment Manager of its resignation as sub-advisor to Pacific Growth and European Growth, effective at the close of business on October 31, 1998 and December 31, 1998, respectively. On June 2, 1998 the Board of Directors unanimously recommended that a new sub-advisory agreement with Morgan Stanley Asset Management Inc., an affiliate of the Investment Manager, be submitted to shareholders for approval at a special meeting to be held on August 18, 1998.

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                          NET ASSET
                            VALUE       NET       NET REALIZED   TOTAL FROM                DISTRIBUTIONS     TOTAL
                          BEGINNING  INVESTMENT  AND UNREALIZED  INVESTMENT  DIVIDENDS TO       TO       DIVIDENDS AND
 YEAR ENDED DECEMBER 31   OF PERIOD    INCOME     GAIN (LOSS)    OPERATIONS  SHAREHOLDERS  SHAREHOLDERS  DISTRIBUTIONS
----------------------------------------------------------------------------------------------------------------------
MONEY MARKET
1993                      $    1.00    $0.027        --            $0.027    $   (0.027)       --        $   (0.027)
1994                           1.00     0.037        --             0.037        (0.037)       --            (0.037)
1995                           1.00     0.055        --             0.055        (0.055)       --            (0.055)
1996                           1.00     0.050        --             0.050        (0.050)       --            (0.050)
1997                           1.00     0.051        --             0.051        (0.051)       --            (0.051)
1998(a)                        1.00     0.025        --             0.025        (0.025)       --            (0.025)
QUALITY INCOME PLUS
1993                          10.39      0.69        $ 0.64          1.33         (0.69)       --             (0.69)
1994                          11.03      0.69         (1.40)        (0.71)        (0.69)   $    (0.18)        (0.87)
1995                           9.45      0.72          1.50          2.22         (0.71)       --             (0.71)
1996                          10.96      0.71         (0.58)         0.13         (0.72)       --             (0.72)
1997                          10.37      0.70          0.40          1.10         (0.70)       --             (0.70)
1998(a)                       10.77      0.34          0.13          0.47         (0.34)       --             (0.34)
HIGH YIELD
1993                           6.43      0.81          0.68          1.49         (0.81)       --             (0.81)
1994                           7.11      0.79         (0.95)        (0.16)        (0.79)       --             (0.79)
1995                           6.16      0.80          0.08          0.88         (0.78)       --             (0.78)
1996                           6.26      0.77         (0.06)         0.71         (0.79)       --             (0.79)
1997                           6.18      0.75         (0.06)         0.69         (0.75)       --             (0.75)
1998(a)                        6.12      0.36         (0.11)         0.25         (0.36)       --             (0.36)
UTILITIES
1993                          12.34      0.49          1.43          1.92         (0.50)        (0.02)        (0.52)
1994                          13.74      0.53         (1.75)        (1.22)        (0.52)        (0.08)        (0.60)
1995                          11.92      0.53          2.81          3.34         (0.58)       --             (0.58)
1996                          14.68      0.55          0.70          1.25         (0.55)        (0.04)        (0.59)
1997                          15.34      0.57          3.46          4.03         (0.57)        (0.21)        (0.78)
1998(a)                       18.59      0.29          1.63          1.92         (0.29)        (1.02)        (1.31)
INCOME BUILDER
1997(b)                       10.00      0.44          1.76          2.20         (0.44)       --             (0.44)
1998(a)                       11.76      0.27          0.32          0.59         (0.27)        (0.11)        (0.38)
DIVIDEND GROWTH
1993                          11.51      0.36          1.27          1.63         (0.36)       --             (0.36)
1994                          12.78      0.38         (0.80)        (0.42)        (0.37)       --             (0.37)
1995                          11.99      0.38          3.89          4.27         (0.41)        (0.26)        (0.67)
1996                          15.59      0.41          3.22          3.63         (0.41)        (0.41)        (0.82)
1997                          18.40      0.41          4.20          4.61         (0.41)        (1.00)        (1.41)
1998(a)                       21.60      0.21          1.99          2.20         (0.21)        (2.05)        (2.26)

                       SEE NOTES TO FINANCIAL STATEMENTS

                             NET
                            ASSET                    NET ASSETS        RATIOS TO AVERAGE NET ASSETS
                            VALUE       TOTAL        AT END OF       --------------------------------     PORTFOLIO
                            END OF    INVESTMENT       PERIOD                          NET INVESTMENT      TURNOVER
                            PERIOD     RETURN+        (000'S)          EXPENSES        INCOME (LOSS)         RATE
                           -----------------------------------------------------------------------------------------
MONEY MARKET
1993                        $ 1.00       2.75%       $   129,925       0.57%              2.71%              N/A
1994                          1.00       3.81            268,624       0.55               3.93               N/A
1995                          1.00       5.66            249,787       0.53               5.52               N/A
1996                          1.00       5.11            340,238       0.52               4.97               N/A
1997                          1.00       5.23            335,578       0.52               5.10               N/A
1998(a)                       1.00       2.57(1)         350,070       0.52(2)            5.13(2)            N/A
QUALITY INCOME PLUS
1993                         11.03      12.99            487,647       0.56               6.17              219%
1994                          9.45      (6.63)           414,905       0.54               6.88              254
1995                         10.96      24.30            520,579       0.54               7.07              162
1996                         10.37       1.56            474,660       0.53               6.84              182
1997                         10.77      11.09            474,990       0.53               6.71              171
1998(a)                      10.90       4.45(1)         494,138       0.53(2)            6.36(2)            73(1)
HIGH YIELD
1993                          7.11      24.08             90,200       0.60              11.80              177
1994                          6.16      (2.47)           111,934       0.59              11.71              105
1995                          6.26      14.93            154,310       0.54              12.67               58
1996                          6.18      11.98            259,549       0.51              12.59               57
1997                          6.12      11.87            368,061       0.53              12.44               95
1998(a)                       6.01       4.18(1)         420,565       0.53(2)           11.88(2)            55(1)
UTILITIES
1993                         13.74      15.69            490,934       0.71               3.75               11
1994                         11.92      (9.02)           382,412       0.68               4.21               15
1995                         14.68      28.65            479,070       0.68               4.00               13
1996                         15.34       8.68            440,662       0.67               3.61                9
1997                         18.59      27.15            458,134       0.67               3.48               13
1998(a)                      19.20      10.34(1)         485,873       0.67(2)            3.01(2)             4(1)
INCOME BUILDER
1997(b)                      11.76      22.38(1)          55,423       0.15(2)(4)         5.73(2)(4)         41(1)
1998(a)                      11.97       4.94(1)          88,873       0.82(2)            4.88(2)            34(1)
DIVIDEND GROWTH
1993                         12.78      14.34            483,145       0.68               3.01                6
1994                         11.99      (3.27)           572,952       0.64               3.13               20
1995                         15.59      36.38            865,417       0.61               2.75               24
1996                         18.40      23.96          1,288,404       0.57               2.46               23
1997                         21.60      25.61          1,905,906       0.54               2.06               28
1998(a)                      21.54      10.18(1)       2,174,186       0.53(2)            1.82(2)            15(1)

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES
FINANCIAL HIGHLIGHTS, CONTINUED

                          NET ASSET     NET
                            VALUE    INVESTMENT   NET REALIZED   TOTAL FROM                DISTRIBUTIONS     TOTAL
                          BEGINNING    INCOME    AND UNREALIZED  INVESTMENT  DIVIDENDS TO       TO       DIVIDENDS AND
 YEAR ENDED DECEMBER 31   OF PERIOD    (LOSS)     GAIN (LOSS)    OPERATIONS  SHAREHOLDERS  SHAREHOLDERS  DISTRIBUTIONS
----------------------------------------------------------------------------------------------------------------------
CAPITAL GROWTH
1993                      $   12.79    $ 0.08        $(0.98)       $(0.90)   $    (0.08)       --        $    (0.08)
1994                          11.81      0.10         (0.26)        (0.16)        (0.10)   $    (0.03)        (0.13)
1995                          11.52      0.10          3.68          3.78         (0.08)       --             (0.08)
1996                          15.22      0.08          1.65          1.73         (0.03)        (0.27)        (0.30)
1997                          16.65      0.01          3.90          3.91         (0.08)        (2.19)        (2.27)
1998(a)                       18.29     (0.03)         2.85          2.82        --             (1.47)        (1.47)
GLOBAL DIVIDEND GROWTH
1994(c)                       10.00      0.23         (0.20)         0.03         (0.21)       --             (0.21)
1995                           9.82      0.24          1.90          2.14         (0.26)        (0.01)        (0.27)
1996                          11.69      0.24          1.75          1.99         (0.24)        (0.31)        (0.55)
1997                          13.13      0.22          1.37          1.59         (0.23)        (0.60)        (0.83)
1998(a)                       13.89      0.15          1.20          1.35         (0.15)        (1.52)        (1.67)
EUROPEAN GROWTH
1993                          10.18      0.12          3.98          4.10         (0.12)        (0.13)        (0.25)
1994                          14.03      0.17          0.96          1.13         (0.16)        (0.44)        (0.60)
1995                          14.56      0.20          3.50          3.70         (0.19)*       (0.54)        (0.73)
1996                          17.53      0.17          4.91          5.08         (0.04)        (1.01)        (1.05)
1997                          21.56      0.21          3.19          3.40         (0.24)        (1.18)        (1.42)
1998(a)                       23.54      0.36          5.82          6.18         (0.31)        (1.73)        (2.04)
PACIFIC GROWTH
1994(c)                       10.00      0.07         (0.74)        (0.67)       --             (0.07)        (0.07)
1995                           9.26      0.12          0.41          0.53         (0.09)       --             (0.09)
1996                           9.70      0.05          0.32          0.37         (0.11)       --             (0.11)
1997                           9.96      0.12         (3.82)        (3.70)        (0.14)       --             (0.14)
1998(a)                        6.12      0.04         (1.41)        (1.37)        (0.20)       --             (0.20)
CAPITAL APPRECIATION
1997(b)                       10.00      0.07          1.25          1.32        --            --            --
1998(a)                       11.32      0.05          0.45          0.50         (0.07)       --             (0.07)
EQUITY
1993                          19.80      0.15          3.63          3.78         (0.15)        (1.28)        (1.43)
1994                          22.15      0.23         (1.31)        (1.08)        (0.22)        (1.60)        (1.82)
1995                          19.25      0.22          7.92          8.14         (0.25)       --             (0.25)
1996                          27.14      0.16          2.70          2.86         (0.16)        (3.45)        (3.61)
1997                          26.39      0.18          9.27          9.45         (0.18)        (2.08)        (2.26)
1998(a)                       33.58      0.10          5.91          6.01         (0.10)        (4.47)        (4.57)

                       SEE NOTES TO FINANCIAL STATEMENTS

                             NET
                            ASSET                    NET ASSETS        RATIOS TO AVERAGE NET ASSETS
                            VALUE       TOTAL        AT END OF       --------------------------------     PORTFOLIO
                            END OF    INVESTMENT       PERIOD                          NET INVESTMENT      TURNOVER
                            PERIOD     RETURN+        (000'S)          EXPENSES        INCOME (LOSS)         RATE
                           -----------------------------------------------------------------------------------------
CAPITAL GROWTH
1993                        $11.81      (6.99)%      $    50,309       0.74%              0.78%              36%
1994                         11.52      (1.28)            45,715       0.77               0.90               37
1995                         15.22      32.92             66,995       0.74               0.70               34
1996                         16.65      11.55             86,862       0.73               0.52               98
1997                         18.29      24.54            127,100       0.71               0.01              139
1998(a)                      19.64      15.40(1)         145,154       0.70(2)           (0.32) (2)          79(1)
GLOBAL DIVIDEND GROWTH
1994(c)                       9.82       0.27(1)         138,486       0.87(2)(3)         2.62(2)            20(1)
1995                         11.69      22.14            205,739       0.88               2.23               55
1996                         13.13      17.49            334,821       0.85               1.94               39
1997                         13.89      12.04            481,613       0.84               1.61               48
1998(a)                      13.57       9.70(1)         522,975       0.83(2)            2.09(2)            25(1)
EUROPEAN GROWTH
1993                         14.03      40.88             79,052       1.28               0.97               77
1994                         14.56       8.36            152,021       1.16               1.49               58
1995                         17.53      25.89            188,119       1.17               1.25               69
1996                         21.56      29.99            302,422       1.11               0.97               43
1997                         23.54      16.07            391,441       1.12               1.04               45
1998(a)                      27.68      26.24(1)         520,932       1.09(2)            1.54(2)            26(1)
PACIFIC GROWTH
1994(c)                       9.26      (6.73) (1)        75,425       1.00(2)(3)         0.56(2)            22(1)
1995                          9.70       5.74             98,330       1.44               1.23               53
1996                          9.96       3.89            144,536       1.37               1.01               50
1997                          6.12     (37.70)            68,904       1.44               1.09               58
1998(a)                       4.55     (22.32)(1)         52,693       1.35(2)            1.38(2)            40(1)
CAPITAL APPRECIATION
1997(b)                      11.32      13.20(1)          32,306       --  (4)            1.30(2)(4)         25(1)
1998(a)                      11.75       4.39(1)          36,964       --  (2)(5)         0.94(2)(5)        125(1)
EQUITY
1993                         22.15      19.72            182,828       0.58               0.69              265
1994                         19.25      (4.91)           225,289       0.57               1.19              299
1995                         27.14      42.53            359,779       0.54               0.97              269
1996                         26.39      12.36            521,908       0.54               0.58              279
1997                         33.58      37.43            823,090       0.52               0.61              145
1998(a)                      35.02      17.90(1)       1,011,556       0.51(2)            0.57(2)            92(1)

MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES
FINANCIAL HIGHLIGHTS, CONTINUED

                          NET ASSET
                            VALUE       NET       NET REALIZED   TOTAL FROM                DISTRIBUTIONS     TOTAL
                          BEGINNING  INVESTMENT  AND UNREALIZED  INVESTMENT  DIVIDENDS TO       TO       DIVIDENDS AND
 YEAR ENDED DECEMBER 31   OF PERIOD    INCOME     GAIN (LOSS)    OPERATIONS  SHAREHOLDERS  SHAREHOLDERS  DISTRIBUTIONS
----------------------------------------------------------------------------------------------------------------------
S & P 500 INDEX
1998(a)(d)                $   10.00    $ 0.02        $ 0.25        $ 0.27        --            --            --
COMPETITIVE EDGE "BEST IDEAS"
1998(a)(d)                    10.00      0.02         (0.16)        (0.14)       --            --            --
STRATEGIST
1993                          12.29      0.38          0.86          1.24    $    (0.38)     $  (0.47)   $    (0.85)
1994                          12.68      0.48          0.01          0.49         (0.46)        (0.26)        (0.72)
1995                          12.45      0.62          0.49          1.11         (0.67)        (0.44)        (1.11)
1996                          12.45      0.43          1.39          1.82         (0.43)        (0.12)        (0.55)
1997                          13.72      0.45          1.40          1.85         (0.45)        (0.32)        (0.77)
1998(a)                       14.80      0.19          2.29          2.48         (0.19)        (1.56)        (1.75)

---------------------
(a)  For the six months ended June 30, 1998 (unaudited).
Commencement of operations:
(b)  January 21, 1997.
(c)  February 23, 1994.
(d)  May 18, 1998.
 +   Calculated based on the net asset value as of the last business day of the period.
 *   Includes dividends in excess of net investment income of $0.02.
**   Less than 0.05%.
(1)  Not annualized.
(2)  Annualized.
(3)  If the Investment Manager had not assumed all expenses and waived its management fee for the period February 23, 1994 through May 12, 1994 for
     Global Dividend Growth and February 23, 1994 through August 2, 1994 for
     Pacific Growth, the ratio of expenses to average net assets would have been
     0.97% for Global Dividend Growth and 1.40% for Pacific Growth.
(4)  If the Investment Manager had not assumed all expenses and waived its management fee for the period January 21, 1997 through December 3, 1997 for
     Income Builder and January 21, 1997 through December 31, 1997 for Capital
     Appreciation, the ratios of expenses and net investment income to average net assets would have been 0.99% and 4.89%, respectively, for Income
     Builder and 0.97% and 0.33%, respectively, for Capital Appreciation.
(5)  If the Investment Manager had not assumed all expenses and waived its management fee for the six months ending June 30, 1998 for Capital
     Appreciation, the ratio of expenses and net investment income to average net assets would have been 0.84% and 0.10%, respectively.
(6)  If the Investment Manager had not assumed all expenses and waived its management fee for the period May 18, 1998 through June 30, 1998 for S&P
     500 Index and Competitive Edge "Best Ideas", respectively, the ratios of expenses and net investment income to average net assets would have been
     1.17% and 0.99%, respectively, for S&P 500 Index and 0.98% and 2.36%, respectively, for Competitive Edge "Best Ideas".

                       SEE NOTES TO FINANCIAL STATEMENTS

                             NET
                            ASSET                    NET ASSETS        RATIOS TO AVERAGE NET ASSETS
                            VALUE       TOTAL        AT END OF       --------------------------------     PORTFOLIO
                            END OF    INVESTMENT       PERIOD                          NET INVESTMENT      TURNOVER
                            PERIOD     RETURN+        (000'S)          EXPENSES        INCOME (LOSS)         RATE
                           -----------------------------------------------------------------------------------------
S & P 500 INDEX
1998(a)(d)                  $10.27       2.70% (1)   $     7,192       --  (2)(6)        --   (2)(6)       --
COMPETITIVE EDGE "BEST
IDEAS"
1998(a)(d)                    9.86      (1.40)(1)         18,317       --  (2)(6)        --   (2)(6)       --  ** (1)
STRATEGIST
1993                         12.68      10.38            287,502       0.57%              3.11%              57%
1994                         12.45       3.94            392,760       0.54               3.93              125
1995                         12.45       9.48            388,579       0.52               5.03              329
1996                         13.72      15.02            423,768       0.52               3.30              153
1997                         14.80      13.71            497,028       0.52               3.09              159
1998(a)                      15.53      16.82(1)         576,568       0.52(2)            2.43(2)            52(1)

                                    Trustees
 ------------------------------------------------------------------------------
  Michael Bozic                                         Dr. Manuel H. Johnson
  Charles A. Fiumefreddo                                     Michael E. Nugent
 Edwin J. Garn                                               Philip J. Purcell
  John R. Haire                                              John L. Schroeder
 Wayne E. Hedien

                                    Officers
 ------------------------------------------------------------------------------
                             Charles A. Fiumefreddo
                      CHAIRMAN AND CHIEF EXECUTIVE OFFICER

                                   Barry Fink
                 VICE PRESIDENT, SECRETARY AND GENERAL COUNSEL

                                Thomas F. Caloia
                                   TREASURER

            Transfer Agent                       Independent Accountants
--------------------------------------    --------------------------------------
 Morgan Stanley Dean Witter Trust FSB           PricewaterhouseCoopers LLP
Harborside Financial Center--Plaza Two         1177 Avenue of the Americas
    Jersey City, New Jersey 07311                New York, New York 10036

                               Investment Manager
                    ----------------------------------------
                    Morgan Stanley Dean Witter Advisors Inc.
                             Two World Trade Center
                            New York, New York 10048

                                  Sub-Advisor
                      (European Growth and Pacific Growth
                                   Portfolio)
                    ----------------------------------------
                      Morgan Grenfell Investment Services
                                    Limited

The financial statements included herein have been taken from the records of the Fund without examination by the independent accountants and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.